     As filed with the Securities and Exchange Commission on April 11, 2019

                                                            File Nos. 333-200237
                                                                       811-03365


                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION


                             WASHINGTON, D.C. 20549


                                    FORM N-4



            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                      PRE-EFFECTIVE AMENDMENT NO.                       [ ]
                     POST-EFFECTIVE AMENDMENT NO. 6                     [X]
                                  AND
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                           AMENDMENT NO. 696                            [X]


                        (Check Appropriate Box or Boxes)


                         Brighthouse Separate Account A
                           (Exact Name of Registrant)


                       Brighthouse Life Insurance Company
                              (Name of Depositor)


                        11225 North Community House Road
                              Charlotte, NC 28277
        (Address of Depositor's Principal Executive Offices) (Zip Code)


               Depositor's Telephone Number, including Area Code
                                 (980) 365-7100


                    (Name and Address of Agent for Service)

                       Brighthouse Life Insurance Company
                       c/o The Corporation Trust Company
                               1209 Orange Street
                            Corporation Trust Center
                               New Castle County
                              Wilmington, DE 19801
                                 (302) 658 7581


                                   COPIES TO:

                                W. Thomas Conner

                                  Vedder Price
                          1401 I Street NW, Suite 1100
                              Washington, DC 2005


                 Approximate Date of Proposed Public Offering:
            On April 29, 2019 or as soon thereafter as practicable.


It is proposed that this filing will become effective (check appropriate box):

[ ]    immediately upon filing pursuant to paragraph (b) of Rule 485.


[X]    on April 29, 2019 pursuant to paragraph (b) of Rule 485.


[ ]    60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]    on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ]    this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered: Interest in a separate account under individual flexible premium deferred variable annuity contracts.

                       BRIGHTHOUSE LIFE INSURANCE COMPANY
                         BRIGHTHOUSE SEPARATE ACCOUNT A


                        SUPPLEMENT DATED APRIL 29, 2019
                                       TO
                      THE PROSPECTUS DATED APRIL 29, 2019


This supplements the prospectus dated April 29, 2019 for the PrimElite IV/SM/ variable annuity contracts issued by Brighthouse Life Insurance Company ("we," "us," or "our"). This supplement should be read in its entirety and kept together with your prospectus for future reference. If you would like another copy of the prospectus, write to us at 11225 North Community House Road, Charlotte, NC 28277 or call us at (888) 556-5412 to request a free copy.


Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given in the prospectus.


1. NON-QUALIFIED CONTRACT


The PrimElite IV variable annuity contract is only available in Puerto Rico as a Non-Qualified Contract.


2. PREMIUM TAXES


We will not deduct premium taxes paid by us to Puerto Rico from Purchase Payments, account balances, withdrawals, death benefits or income payments.


3. PUERTO RICO TAX CONSIDERATIONS


While the U.S. Internal Revenue Code generally excludes from income on an annual basis the amount attributable to the investment in a Non-Qualified Contract according to rules that take into consideration whether payments will be made over a term certain or for the life or lives of one or more individuals (and for that matter, life expectancy tables are used), the Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") provides different rules for the exclusion of income under the contract. Amounts distributed under the Non-Qualified Contract as annuities for a taxable year should be included in the annuitant's gross income as ordinary income, except that any portion of the annual amount in excess of 3% of the aggregate amount of the premiums paid will generally be excluded from gross income. Such exclusion from gross income will not be available once the aggregate amount excluded from gross income with respect to such distributions equals the total amount of the premiums paid. Payments not distributed as annuities are excludable from gross income each year until the total amount received exceeds the aggregate premiums or consideration paid. The total amounts accumulated under a variable annuity contract with respect to which an individual prepaid the special 10% tax under Puerto Rico Act No. 77-2014, will be considered as premiums or consideration paid for the annuity.


Similar to Section 1035 of the U.S. Internal Revenue Code, the 2011 PR Code allows the exchange of a life, endowment or annuity insurance contract for the Non-Qualified Contract without the recognition of gain or loss. Also, the total distribution of benefits accumulated under


                                                                 SUPP-PEIVPRT419
said contracts may qualify as a non-taxable exchange provided the total amount received is reinvested in the Non-Qualified Contract within 60 days following the date of distribution. Unless otherwise provided by regulations, the described rules allowing tax-free exchanges will not be available to the extent the exchange or indirect transfer results in the transfer of property to a person that is a nonresident of Puerto Rico.


There is no specific guidance under the 2011 PR Code and its regulations as to whether owners of variable annuity contracts may be considered to be the owners of the assets of the underlying Separate Account for Puerto Rico income tax purposes due to their ability to exercise investment control over those assets. Some federal administrative pronouncements have held in this scenario that the contract owners should be currently taxed on income and gains attributable to the variable account assets. However, there are other federal administrative pronouncements, which might be persuasive in Puerto Rico, that establish that in order to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the contract, the Separate Account must be adequately diversified, it must have separate sub-accounts over which the contract owner can be allowed to allocate premiums, change allocations and transfer funds among them. At this point, we cannot predict with reasonable accuracy the tax treatment to be accorded by the Puerto Rico tax authorities to the contract owners with respect to the income and gains attributable to the variable account assets. However, we reserve the right to modify the contract as necessary to prevent a contract owner from being treated as the owner of the Separate Account assets supporting the variable annuity contract.


The U.S. Internal Revenue Service has issued guidance providing that payments to bona fide residents of Puerto Rico with respect to life insurance and annuity contracts issued by a U.S. life insurance company constitute U.S. source income not excludible from gross income of the recipient under Internal Revenue Code Section 933 and thus, subject to U.S. income taxation on an annual basis. Based on such guidance, Puerto Rico bona fide residents receiving payments under the Non-Qualified Contracts will also be subject to U.S. income taxation and will have to observe the different set of rules under the 2011 PR Code and the U.S. Internal Revenue Code which might produce differences in the timing of recognition of income. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual might not get full tax credit due to the timing differences.


The above discussion is based on the assumption that the Non-Qualified Contract is an annuity and endowment contract for purposes of the 2011 PR Code, and an annuity contract for purposes of the U.S. Internal Revenue Code. If the Non-Qualified Contract is not classified as an annuity and endowment contract for purposes of the 2011 PR Code, and as an annuity contract for purposes of the U.S. Internal Revenue Code, the owner of the Non-Qualified Contract may be taxed currently on the earnings of his/her contract, or may be considered the owner of the underlying securities and taxed on the earnings of the assets in the separate account underlying his/her contract.

For tax years commencing after December 31, 2018, the 2011 PR Code allows taxpayers to elect, subject to certain requirements, to apply a 15% flat income tax rate, instead of the regular tax rates, on the total amount received during a taxable year under a variable annuity contract.


The above references to the term "Non-Qualified Contract" shall refer to the investment in a variable annuity contract which is independent of any formal retirement or pension plan program.


A Puerto Rico qualified retirement plan trust may be exempted from income taxation pursuant to 2011 PR Code Section 1081.01 and Section 1022(i) of the Employee Retirement Income Security Act of 1974, as amended (ERISA). If a variable annuity contract is acquired by said trust, the earnings accumulated or distributed under such contract or any income realized from the sale or exchange of the contract may not be subject to current income taxation due to the income tax exemption that the trust is entitled to. Whether a Puerto Rico retirement plan trust is qualified under 2011 PR Code Section 1081.01 depends on the facts and circumstances of each case. Each fiduciary of a Puerto Rico retirement plan should ascertain the qualified status of the retirement plan trust, and thus, that it enjoys the benefits of income tax exemption before investing in the variable annuity contract.


The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution.


Lump-Sum distributions from a Puerto Rico qualified retirement plan due to separation of employment or termination of a retirement plan will generally be treated as ordinary income but will be subject to a withholding tax rate of 20%.


Upon the occurrence of a "Declared Disaster", like a hurricane, Retirement Plans are allowed to make Eligible Distributions to a participant resident of Puerto Rico who requests the same. The Eligible Distribution may not exceed $100,000, be made during a period of time to be identified by the Puerto Rico Treasury through administrative guidance and be used to cover damages or losses suffered, and extraordinary expenses incurred by the individual as a result of the Declared Disaster. The first $10,000 will be exempted from income taxation, including the alternate basic tax, and amounts exceeding $10,000 will be subject to a 10% income tax to be withheld at the source, in lieu of any other income tax, including the alternate basic tax.


In the case of distributions from a qualified retirement plan under the 2011 PR Code in the form of annuity or installments as a result of termination of employment, the amount that exceeds the sum of the annual exclusion of $15,000 for retirees that are 60 years old or older and $11,000 for other retirees plus the recovery of the consideration paid for the annuity following the 3% recognition of income rule described above, will generally constitute ordinary income subject to a 10% withholding tax.

In the context of a Puerto Rico qualified retirement plan trust, the U.S. Internal Revenue Service has held that the transfer of assets and liabilities from a U.S. Internal Revenue Code qualified retirement plan trust to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a U.S. Internal Revenue Code qualified retirement plan trust to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes of U.S. Internal Revenue Code Section 401(a). The U.S. Internal Revenue Service has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section (i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the U.S. Internal Revenue Service has recently held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.


Similar to the IRS in Revenue Ruling 2013-17, the U.S. Department of Labor issued DOL Technical Release No. 2013-04 on September 18, 2013 providing that, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse," spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.


The discussion above shall not be construed as tax advice and is based on the income tax laws of Puerto Rico and the United States as in effect on the date of this prospectus, as well as regulations, administrative pronouncements and judicial decisions available on or before such date. All of the above is subject to change and not binding on the Puerto Rico Treasury, the U.S. Internal Revenue Service or the courts. You should consult your own tax adviser as to the application to your particular situation of the tax considerations discussed above, as well as the application of any other taxes.



        THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE


                                                                  (888) 556-5412


PrimElite IV/SM/ is a service mark of Primerica, Inc. and its Affiliates and is used under license by Brighthouse Life Insurance Company and its Affiliates.

                                                  THE VARIABLE ANNUITY CONTRACT

                                                                       ISSUED BY


                                             BRIGHTHOUSE LIFE INSURANCE COMPANY



                                                                             AND



                                                  BRIGHTHOUSE SEPARATE ACCOUNT A





                                                                    PRIMELITE IV






                                                                  APRIL 29, 2019




This prospectus describes the flexible premium deferred variable annuity contract offered by Brighthouse Life Insurance Company (BLIC, the
Company, or we or us). The contract is offered for individuals and some tax qualified and non-tax qualified retirement plans.
                         Currently the contract is not available for new sales.



The annuity contract has 39 investment choices -- a Fixed Account that offers an interest rate guaranteed by us, and 38 Investment Portfolios listed below. You can put your money in the Fixed Account and/or any of these
                                                         Investment Portfolios.


AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II)

     Invesco V.I. Equity and Income Fund

     Invesco V.I. International Growth Fund



AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)

     American Funds Bond Fund

     American Funds Global Growth Fund

     American Funds Global Small Capitalization Fund

     American Funds Growth-Income Fund



BRIGHTHOUSE FUNDS TRUST I

     American Funds(R) Growth Portfolio (Class C)

     BlackRock High Yield Portfolio (Class B)

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)

     Clarion Global Real Estate Portfolio (Class B)


     Harris Oakmark International Portfolio (Class B)

     Invesco Comstock Portfolio (Class B)

     Invesco Small Cap Growth Portfolio (Class B)


     Loomis Sayles Global Allocation Portfolio (Class B) (formerly Loomis
         Sayles Global Markets Portfolio)


     MFS(R) Research International Portfolio (Class B)


     Morgan Stanley Discovery Portfolio (Class B) (formerly Morgan Stanley Mid
         Cap Growth Portfolio)


     T. Rowe Price Large Cap Value Portfolio (Class E)


     Victory Sycamore Mid Cap Value Portfolio (Class B)




BRIGHTHOUSE FUNDS TRUST II (CLASS B)

     BlackRock Bond Income Portfolio

     BlackRock Ultra-Short Term Bond Portfolio

     Brighthouse/Wellington Core Equity Opportunities Portfolio

     Western Asset Management Strategic Bond Opportunities Portfolio

     Western Asset Management U.S. Government Portfolio



FIDELITY(R) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)

     Contrafund(R) Portfolio

     Mid Cap Portfolio



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

     Franklin Income VIP Fund

     Franklin Mutual Shares VIP Fund

     Franklin Small Cap Value VIP Fund

     Templeton Global Bond VIP Fund



LEGG MASON PARTNERS VARIABLE EQUITY TRUST

     ClearBridge Variable Aggressive Growth Portfolio (Class I)

     ClearBridge Variable Appreciation Portfolio (Class I)

     ClearBridge Variable Dividend Strategy Portfolio (Class II)

     ClearBridge Variable Small Cap Growth Portfolio (Class I)

     QS Variable Conservative Growth (Class I)

     QS Variable Growth (Class I)



LEGG MASON PARTNERS VARIABLE INCOME TRUST (CLASS I)

     Western Asset Variable Global High Yield Bond Portfolio



OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)

     Oppenheimer Main Street Small Cap Fund(R)/VA



PIONEER VARIABLE CONTRACTS TRUST (CLASS II)

     Pioneer Mid Cap Value VCT Portfolio

IN ACCORDANCE WITH REGULATIONS ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION, BEGINNING ON OR AFTER JANUARY 1, 2021, PAPER COPIES OF THE SHAREHOLDER REPORTS FOR THE INVESTMENT PORTFOLIOS AVAILABLE UNDER YOUR VARIABLE ANNUITY CONTRACT WILL NO LONGER BE SENT BY MAIL, UNLESS YOU SPECIFICALLY REQUEST PAPER COPIES OF THE REPORTS FROM BLIC. INSTEAD, THE REPORTS WILL BE MADE AVAILABLE ON A WEBSITE, AND YOU WILL BE NOTIFIED BY MAIL EACH TIME A REPORT IS POSTED AND PROVIDED WITH A WEBSITE LINK TO ACCESS THE REPORT.


IF YOU ALREADY ELECTED TO RECEIVE SHAREHOLDER REPORTS ELECTRONICALLY, YOU WILL NOT BE AFFECTED BY THIS CHANGE AND YOU NEED NOT TAKE ANY ACTION. YOU MAY ELECT TO RECEIVE SHAREHOLDER REPORTS AND OTHER COMMUNICATIONS FROM BLIC
ELECTRONICALLY BY CONTACTING US AT WWW.BRIGHTHOUSEFINANCIAL.COM TO ENROLL.


YOU MAY ELECT TO RECEIVE ALL FUTURE REPORTS IN PAPER FREE OF CHARGE. YOU CAN INFORM US THAT YOU WISH TO CONTINUE RECEIVING PAPER COPIES OF YOUR SHAREHOLDER REPORTS BY CALLING (800) 638-7732, OR BY SENDING AN EMAIL CORRESPONDENCE TO RCG@BRIGHTHOUSEFINANCIAL.COM. YOUR ELECTION TO RECEIVE REPORTS IN PAPER WILL APPLY TO ALL INVESTMENT PORTFOLIOS AVAILABLE UNDER YOUR CONTRACT.



Please read this prospectus before investing and keep it on file for future reference. It contains important information about the BLIC Variable Annuity Contract.



To learn more about the BLIC Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated April 29, 2019. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page 67 of this prospectus. For a free copy of the SAI, call us at (888) 556-5412, visit our website at WWW.BRIGHTHOUSEFINANCIAL.COM, or write to us at: 11225 North Community House Road, Charlotte, NC 28277.



The contracts:

o  are not bank deposits

o  are not FDIC insured

o  are not insured by any federal government agency

o  are not guaranteed by any bank or credit union

o  may be subject to loss of principal


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



April 29, 2019

TABLE OF CONTENTS                                              PAGE
                         PAGE




INDEX OF SPECIAL TERMS.....................................   4
HIGHLIGHTS.................................................   5
FEE TABLES AND EXAMPLES....................................   7
1. THE ANNUITY CONTRACT....................................  13
2. PURCHASE................................................  13
     Purchase Payments.....................................  14
     Termination for Low Account Value.....................  14
     Allocation of Purchase Payments.......................  15
     Free Look.............................................  15
     Accumulation Units....................................  15
     Account Value.........................................  16
     Replacement of Contracts..............................  16
     Owning Multiple Contracts.............................  17
3. INVESTMENT OPTIONS......................................  17
     Transfers.............................................  20
     Dollar Cost Averaging Program.........................  24
     Automatic Rebalancing Program.........................  24
     Voting Rights.........................................  25
     Substitution of Investment Options....................  25
4. EXPENSES................................................  25
     Product Charges.......................................  25
     Account Fee...........................................  26
     Lifetime Withdrawal Guarantee and Guaranteed
       Withdrawal Benefit -- Rider Charge..................  26
     Withdrawal Charge.....................................  28
     Reduction or Elimination of the Withdrawal
       Charge..............................................  29
     Premium and Other Taxes...............................  30
     Transfer Fee..........................................  30
     Income Taxes..........................................  30
     Investment Portfolio Expenses.........................  30
5.       ANNUITY PAYMENTS
     (THE INCOME PHASE)....................................  30
     Annuity Date..........................................  30
     Annuity Payments......................................  30
     Annuity Options.......................................  31
     Variable Annuity Payments.............................  33
     Fixed Annuity Payments................................  33
6. ACCESS TO YOUR MONEY....................................  33
     Systematic Withdrawal Program.........................  35
     Suspension of Payments or Transfers...................  35
7. LIVING BENEFITS.........................................  35
     Guaranteed Withdrawal Benefits........................  35
     Description of the Lifetime Withdrawal Guarantee......  37
     Description of GWB I..................................  43
8. PERFORMANCE.............................................  46
9. DEATH BENEFIT...........................................  47
     Upon Your Death.......................................  47
     Standard Death Benefit -- Principal Protection........  48
     Optional Death Benefit -- Annual Step-Up..............  48
     Additional Death Benefit -- Earnings Preservation
       Benefit.............................................  49
     General Death Benefit Provisions......................  49
     Spousal Continuation..................................  50
     Death of the Annuitant................................  50
     Controlled Payout.....................................  50
10. FEDERAL INCOME TAX STATUS..............................  50
     Non-Qualified Contracts...............................  51
     Qualified Contracts...................................  54
11. OTHER INFORMATION......................................  62
     Brighthouse Life Insurance Company....................  62
     The Separate Account..................................  62
     Distributor...........................................  62
     Selling Firms.........................................  63
     Requests and Elections................................  64
     Ownership.............................................  66
     Legal Proceedings.....................................  67
     Financial Statements..................................  67
TABLE OF CONTENTS OF THE STATEMENT OF
ADDITIONAL INFORMATION.....................................  67
APPENDIX A................................................. A-1
     Condensed Financial Information....................... A-1
APPENDIX B................................................. B-1
     Participating Investment Portfolios................... B-1
APPENDIX C................................................. C-1
     Investment Portfolios: Marketing Names and
       Prospectus Names.................................... C-1
APPENDIX D................................................. D-1
     Guaranteed Withdrawal Benefit Examples................ D-1
APPENDIX E................................................. E-1
     Death Benefit Examples................................ E-1

                         INDEX OF SPECIAL TERMS

                         Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.


                                                                            PAGE
                         Account Value................................... 16
                         Accumulation Phase.............................. 13
                         Accumulation Unit............................... 16
                         Annual Benefit Payment.......................... 39
                         Annuitant....................................... 67
                         Annuity Date.................................... 30
                         Annuity Options................................. 31
                         Annuity Payments................................ 30
                         Annuity Service Center............................ 6
                         Annuity Units................................... 31
                         Beneficiary..................................... 66
                         Business Day.................................... 15
                         Contract Year................................... 14
                         Fixed Account................................... 13
                         Free Look....................................... 15
                         Good Order...................................... 65
                         Guaranteed Principal Adjustment................. 41
                         Guaranteed Withdrawal Amount.................... 44
                         GWB Withdrawal Rate............................. 44
                         Income Phase.................................... 13
                         Investment Portfolios........................... 17
                         Joint Owners.................................... 66
                         Owner........................................... 66
                         Purchase Payment................................ 14
                         Remaining Guaranteed Withdrawal Amount.......... 37
                         Separate Account................................ 62
                         Total Guaranteed Withdrawal Amount.............. 37

HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the Owner, and us, the insurance company, where you agree to make at least one Purchase Payment to us and we agree to make a series of Annuity Payments at a later date. The contract has a maximum issue age and you should consult with your financial representative. The contract provides a means for investing on a tax-deferred basis in our Fixed Account and the Investment Portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract, you can choose an optional death benefit and fixed and variable income options. You can also select an optional guaranteed withdrawal benefit (GWB), the Lifetime Withdrawal Guarantee. We are obligated to pay all money we owe under the contracts, including death benefits, income payments, and any guaranteed amounts due under a GWB. Any such amount that exceeds the assets in the Separate Account is paid from our general account, subject to our financial strength and claims-paying ability and our long-term ability to make such payments, and is not guaranteed by any other party. (See "Other Information -- The Separate Account.")


The contract, like all deferred annuity contracts, has two phases: the Accumulation Phase and the Income Phase. During the Accumulation Phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the Accumulation Phase, we may assess a withdrawal charge of up to 8%. Certain withdrawals, depending on the amount and timing, may negatively impact the benefits and guarantees provided by your contract. You should carefully consider whether a withdrawal under a particular circumstance will have any negative impact to your benefits or guarantees. The impact of withdrawals generally on your benefits and guarantees is discussed in the corresponding sections of the prospectus describing such benefits and guarantees. If you die during the Accumulation Phase, your Beneficiary (or Beneficiaries) will receive the death benefit under your contract (see "Death Benefit" for more information).


The Income Phase occurs when you or a designated payee begin receiving regular Annuity Payments from your contract. You and the Annuitant (the person on whose life we base Annuity Payments) do not have to be the same, unless you purchase a tax qualified contract.


You can have Annuity Payments made on a variable basis, a fixed basis, or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. If you choose fixed Annuity Payments, the amount of each payment will not change during the Income Phase. There is no death benefit during the Income Phase, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see "Annuity Payments (The Income Phase)" for more information).


TAX DEFERRAL AND QUALIFIED PLANS. The contracts are offered for individuals and some tax qualified and non-tax qualified retirement plans. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


STATE VARIATIONS. Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus because of state law variations. These differences include, among other things, Free Look rights, age issuance limitations, transfer rights and limitations, the right to reject Purchase Payments, the right to assess transfer fees, requirements for unisex annuity rates, the general availability of certain riders, and the availability of certain features of riders. However, please note that the maximum fees and charges for all features and benefits are set forth in the fee table in this prospectus. This prospectus describes all the material features of the contract. If you would like to review a copy of the contract and any endorsements, contact our Annuity Service Center.


FREE LOOK. You may cancel the contract within 10 days after receiving it (or whatever period is required in your state). If you mail your cancellation request, the request must be postmarked by the appropriate day; if you deliver your cancellation request by hand, it must be received by us by the appropriate day. Unless otherwise required by state law, you will receive whatever your contract is worth on the day that we receive your cancellation request and we will not deduct a withdrawal charge. The amount you receive may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable). You bear the risk of any decline in Account Value. We do not refund any charges or deductions assessed during the Free Look period. We will return your Purchase Payment if required by law.


TAX PENALTY. The earnings in your contract are not taxed until you take money out of your contract. If you take money out of a Non-Qualified Contract during the Accumulation Phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the Income Phase are considered partly a return of your original investment until your investment is returned.


NON-NATURAL PERSONS AS OWNERS. If the Owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts), gains under the contract are generally not eligible for tax deferral. The Owner of this contract can be a natural person, a trust established for the exclusive benefit of a natural person, a charitable remainder trust or other trust arrangement (if approved by us). The Owner of this contract can also be a Beneficiary of a deceased person's contract that is an Individual Retirement Account or non-qualified deferred annuity. A contract generally may have two Owners (both of whom must be individuals). The contract is not available to corporations or other business organizations, except to the extent an employer is the purchaser of a SEP or SIMPLE IRA contract. Subject to state approval, certain retirement plans qualified under the Internal Revenue Code may purchase the contract. If a non-natural person is the Owner of a Non-Qualified Contract, the distribution on death rules under the Internal Revenue Code may require payment to begin earlier than expected and may impact the usefulness of the living and/or death benefits.


NON-NATURAL PERSONS AS BENEFICIARIES. Naming a non-natural person, such as a trust or estate, as a Beneficiary under the contract will generally eliminate the Beneficiary's ability to stretch the contract or a spousal Beneficiary's ability to continue the contract and the living and/or death benefits.


INQUIRIES. If you need more information, please contact our Annuity Service Center at:


                      Brighthouse Life Insurance Company

                            Annuity Service Center
                                P.O. Box 10366
                          Des Moines, Iowa 50306-0366
                                 (888) 556-5412


ELECTRONIC DELIVERY. As an Owner you may elect to receive electronic delivery of current prospectuses related to this contract, prospectuses and annual and semi-annual reports for the Investment Portfolios and other contract related documents.


Contact us at WWW.BRIGHTHOUSEFINANCIAL.COM for more information and to enroll.

FEE TABLES AND EXAMPLES


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER ACCOUNT VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES OF 0% TO 3.5% MAY ALSO BE DEDUCTED.

--------------------------------------------------------------------------------
OWNER TRANSACTION EXPENSES TABLE



WITHDRAWAL CHARGE (Note 1)              8%
(as a percentage of Purchase Payments)
TRANSFER FEE (Note 2)                   $25
                                        $0 (First 12 per year)

--------------------------------------------------------------------------------
























 Note 1. If an amount withdrawn is determined to include the withdrawal of prior Purchase Payments, a withdrawal charge may be assessed. Withdrawal charges are calculated in accordance with the following. (See
 "Expenses -- Withdrawal Charge.")



 Number of Complete Years from    Withdrawal Charge
  Receipt of Purchase Payment     (% of Purchase Payment)
-------------------------------   ------------------------
               0                             8
               1                             8
               2                             7
               3                             6
               4                             5
               5                             4
               6                             3
               7                             2
        8 and thereafter                     0

 Note 2. There is no charge for the first 12 transfers in a Contract Year; thereafter the fee is $25 per transfer. We are currently waiving the transfer fee, but reserve the right to charge the fee in the future.

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING INVESTMENT PORTFOLIO FEES AND EXPENSES.

--------------------------------------------------------------------------------


ACCOUNT FEE (Note 1)   $30

SEPARATE ACCOUNT ANNUAL EXPENSES (Note 2)

(referred to as Separate Account Product Charges)

(as a percentage of average Account Value in the Separate Account)



Mortality and Expense Charge (maximum) (Notes 3 and 4)           1.20%
Administration Charge                                            0.15%
                                                                 ----
Total Separate Account Annual Expenses (maximum) (Note 3)        1.35%
Death Benefit Rider Charge (Optional)
(as a percentage of average Account Value in the Separate Account)
Optional Death Benefit -- Annual Step-Up                         0.15%
Additional Death Benefit -- Earnings Preservation Benefit        0.25%
Total Separate Account Annual Expenses (maximum)
Including Highest Charges for Optional Death Benefits (Note 5)   1.75%

--------------------------------------------------------------------------------






 Note 1. An Account Fee of $30 is charged on the contract anniversary each Contract Year if the Account Value is less than $50,000. Different policies apply during the Income Phase of the contract. (See "Expenses -- Account Fee.")



     Note 2. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses.")



 Note 3. The Mortality and Expense Charge may be reduced in certain circumstances. (These reductions do not apply to contracts issued in Oregon. In Oregon, the Mortality and Expense Charge is always 1.20%.) You are required to estimate on the application the total Purchase Payments you intend to make in the first Contract Year. This estimate will determine the Mortality and Expense charge you pay during the first Contract Year. At the first contract anniversary, the Mortality and Expense charge may be increased if you do not reach your Purchase Payment estimate. Also, additional Purchase Payments in excess of your estimate and additional Purchase Payments after the first Contract Year will not lower your Mortality and Expense charge. Please see "Expenses -- Product Charges -- How to Reduce the Mortality and Expense Charge" for more information.



 ESTIMATED/TOTAL PURCHASE PAYMENTS
      IN FIRST CONTRACT YEAR         MORTALITY AND EXPENSE CHARGE
----------------------------------   -----------------------------
            $0 - 99,999                          1.20%
         $100,000 - 249,999                      1.05%
         $250,000 - 499,999                      0.95%
          $500,000 or more                       0.80%

 Note 4. We are waiving the following amounts of the Mortality and Expense
 Charge: the amount, if any, equal to the underlying fund expenses that are in excess of 0.84% for the subaccount investing in the Invesco Comstock Portfolio (Class B) of Brighthouse Funds Trust I; the amount, if any, equal to the underlying fund expenses that are in excess of 0.50% for the subaccount investing in the BlackRock Ultra-Short Term Bond Portfolio (Class E) of Brighthouse Funds Trust II (see Appendix A -- "Discontinued Investment Portfolios"); and the amount, if any, equal to the underlying fund expenses that are in excess of 0.87% for the subaccount investing in the Oppenheimer Global Equity Portfolio (Class B) of Brighthouse Funds Trust I (see Appendix
 A -- "Discontinued Investment Portfolios").



 Note 5. This charge is determined by adding the Mortality and Expense Charge, the Administration Charge, the Optional Death Benefit -- Annual Step-Up
 Charge, and the Additional Death Benefit -- Earnings Preservation Benefit
 Charge.

ADDITIONAL OPTIONAL RIDER CHARGES (Note 1)



LIFETIME WITHDRAWAL GUARANTEE RIDER CHARGES
(as a percentage of the Total Guaranteed Withdrawal Amount (Note 2))
  Lifetime Withdrawal Guarantee                                        1.60%
  (Single Life version) -- maximum charge

  Lifetime Withdrawal Guarantee                                        1.40%
  (Single Life version) -- current charge



  Lifetime Withdrawal Guarantee                                        1.80%
  (Joint Life version) -- maximum charge

  Lifetime Withdrawal Guarantee                                        1.55%
  (Joint Life version) -- current charge

GUARANTEED WITHDRAWAL BENEFIT I RIDER CHARGE
(as a percentage of the Guaranteed Withdrawal Amount) (Note 3)
  Guaranteed Withdrawal Benefit I (GWB I)                              0.25%


--------------------------------------------------------------------------------





















 Note 1. You may only elect one living benefit rider at a time. Certain rider charges for contracts issued on or before November 8, 2013 are different. Certain charges and expenses may not apply during the Income Phase of the contract. (See "Expenses -- Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit -- Rider Charge.")



 Note 2. The Total Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount may increase with additional Purchase Payments and may be adjusted for withdrawals. See "Living Benefits -- Guaranteed Withdrawal Benefits" for a definition of the term Total Guaranteed Withdrawal Amount. The Lifetime Withdrawal Guarantee rider charges may increase upon an Automatic Annual Step-Up, but they will not exceed the maximum charges listed in this table. (See "Expenses -- Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit -- Rider Charge.")



 Note 3. The Guaranteed Withdrawal Benefit I rider is not available for purchase. The Guaranteed Withdrawal Amount is initially set at an amount equal to your initial Purchase Payment. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. See "Living Benefits -- Guaranteed Withdrawal Benefits" for a definition of the term Guaranteed Withdrawal Amount.

--------------------------------------------------------------------------------
THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED
BY THE INVESTMENT PORTFOLIOS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN INVESTMENT PORTFOLIOS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH INVESTMENT PORTFOLIO'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUSES FOR THE INVESTMENT PORTFOLIOS AND IN THE FOLLOWING TABLES. FOR INFORMATION CONCERNING COMPENSATION PAID FOR THE SALE OF THE CONTRACTS, SEE "OTHER INFORMATION -- DISTRIBUTOR."



MINIMUM AND MAXIMUM TOTAL ANNUAL INVESTMENT PORTFOLIO OPERATING EXPENSES



                                                                            Minimum  Maximum
                                                                          --------- --------
Total Annual Investment Portfolio Operating Expenses
(expenses that are deducted from Investment Portfolio assets, including   0.53%     1.24%
management fees, distribution and/or service (12b-1) fees, and other expenses)


INVESTMENT PORTFOLIO FEES AND EXPENSES AS OF DECEMBER 31, 2018


(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Investment Portfolio fees and expenses, please refer to the prospectus for each Investment Portfolio.




                                                           DISTRIBUTION
                                                              AND/OR
                                              MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                              FEE      (12B-1) FEES   EXPENSES
-------------------------------------------- ------------ -------------- ----------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 Invesco V.I. Equity and Income Fund            0.38%         0.25%        0.17%

 Invesco V.I. International Growth Fund         0.71%         0.25%        0.22%

AMERICAN FUNDS INSURANCE SERIES(R)
 American Funds Bond Fund                       0.36%         0.25%        0.02%

 American Funds Global Growth Fund              0.52%         0.25%        0.03%

 American Funds Global Small                    0.70%         0.25%        0.04%
  Capitalization Fund

 American Funds Growth-Income Fund              0.26%         0.25%        0.02%

BRIGHTHOUSE FUNDS TRUST I
 American Funds(R) Growth Portfolio              --           0.55%        0.02%

 BlackRock High Yield Portfolio                 0.60%         0.25%        0.09%

 Brighthouse/Aberdeen Emerging Markets          0.89%         0.25%        0.10%
  Equity Portfolio

 Clarion Global Real Estate Portfolio           0.61%         0.25%        0.05%

 Harris Oakmark International Portfolio         0.77%         0.25%        0.04%

 Invesco Comstock Portfolio                     0.56%         0.25%        0.03%

 Invesco Small Cap Growth Portfolio             0.85%         0.25%        0.03%

 Loomis Sayles Global Allocation Portfolio      0.70%         0.25%        0.08%

 MFS(R) Research International Portfolio        0.70%         0.25%        0.05%

 Morgan Stanley Discovery Portfolio             0.64%         0.25%        0.04%

 T. Rowe Price Large Cap Value Portfolio        0.57%         0.15%        0.02%

 Victory Sycamore Mid Cap Value                 0.65%         0.25%        0.04%
  Portfolio

BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio                0.33%         0.25%        0.10%

 BlackRock Ultra-Short Term Bond                0.35%         0.25%        0.04%
  Portfolio




                                               ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                              FUND FEES     ANNUAL        AND/OR       ANNUAL
                                                 AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                           EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
-------------------------------------------- ----------- ----------- --------------- ----------
AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 Invesco V.I. Equity and Income Fund           0.01%       0.81%         0.01%         0.80%

 Invesco V.I. International Growth Fund        0.01%       1.19%         0.01%         1.18%

AMERICAN FUNDS INSURANCE SERIES(R)
 American Funds Bond Fund                        --        0.63%           --          0.63%

 American Funds Global Growth Fund               --        0.80%           --          0.80%

 American Funds Global Small                     --        0.99%           --          0.99%
  Capitalization Fund

 American Funds Growth-Income Fund               --        0.53%           --          0.53%

BRIGHTHOUSE FUNDS TRUST I
 American Funds(R) Growth Portfolio            0.34%       0.91%           --          0.91%

 BlackRock High Yield Portfolio                  --        0.94%           --          0.94%

 Brighthouse/Aberdeen Emerging Markets           --        1.24%         0.05%         1.19%
  Equity Portfolio

 Clarion Global Real Estate Portfolio            --        0.91%         0.01%         0.90%

 Harris Oakmark International Portfolio          --        1.06%         0.02%         1.04%

 Invesco Comstock Portfolio                      --        0.84%         0.02%         0.82%

 Invesco Small Cap Growth Portfolio              --        1.13%         0.08%         1.05%

 Loomis Sayles Global Allocation Portfolio       --        1.03%           --          1.03%

 MFS(R) Research International Portfolio         --        1.00%         0.10%         0.90%

 Morgan Stanley Discovery Portfolio              --        0.93%         0.02%         0.91%

 T. Rowe Price Large Cap Value Portfolio         --        0.74%         0.05%         0.69%

 Victory Sycamore Mid Cap Value                  --        0.94%         0.09%         0.85%
  Portfolio

BRIGHTHOUSE FUNDS TRUST II
 BlackRock Bond Income Portfolio                 --        0.68%           --          0.68%

 BlackRock Ultra-Short Term Bond                 --        0.64%         0.03%         0.61%
  Portfolio


                                                          DISTRIBUTION
                                                             AND/OR
                                             MANAGEMENT      SERVICE       OTHER
INVESTMENT PORTFOLIO                             FEE      (12B-1) FEES   EXPENSES
------------------------------------------- ------------ -------------- ----------
 Brighthouse/Wellington Core Equity            0.70%         0.25%        0.02%
  Opportunities Portfolio

 Western Asset Management Strategic            0.57%         0.25%        0.03%
  Bond Opportunities Portfolio

 Western Asset Management                      0.47%         0.25%        0.03%
  U.S. Government Portfolio

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio                       0.54%         0.25%        0.08%

 Mid Cap Portfolio                             0.54%         0.25%        0.08%

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST
 Franklin Income VIP Fund                      0.46%         0.25%        0.01%

 Franklin Mutual Shares VIP Fund               0.68%         0.25%        0.03%

 Franklin Small Cap Value VIP Fund             0.63%         0.25%        0.03%

 Templeton Global Bond VIP Fund                0.46%         0.25%        0.10%

LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
 ClearBridge Variable Aggressive Growth        0.75%          --          0.04%
  Portfolio

 ClearBridge Variable Appreciation             0.69%          --          0.04%
  Portfolio

 ClearBridge Variable Dividend Strategy        0.70%         0.25%        0.06%
  Portfolio

 ClearBridge Variable Small Cap Growth         0.75%          --          0.08%
  Portfolio

 QS Variable Conservative Growth                --            --          0.14%

 QS Variable Growth                             --            --          0.11%

LEGG MASON PARTNERS VARIABLE
 INCOME TRUST
 Western Asset Variable Global High Yield      0.70%          --          0.16%
  Bond Portfolio

OPPENHEIMER VARIABLE ACCOUNT
 FUNDS
 Oppenheimer Main Street Small Cap             0.68%         0.25%        0.15%
  Fund(R)/VA

PIONEER VARIABLE CONTRACTS TRUST
 Pioneer Mid Cap Value VCT Portfolio           0.65%         0.25%        0.08%




                                              ACQUIRED     TOTAL       FEE WAIVER    NET TOTAL
                                             FUND FEES     ANNUAL        AND/OR        ANNUAL
                                                AND      OPERATING      EXPENSE      OPERATING
INVESTMENT PORTFOLIO                          EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------- ----------- ----------- --------------- -----------
 Brighthouse/Wellington Core Equity             --        0.97%         0.11%         0.86%
  Opportunities Portfolio

 Western Asset Management Strategic             --        0.85%         0.06%         0.79%
  Bond Opportunities Portfolio

 Western Asset Management                       --        0.75%         0.03%         0.72%
  U.S. Government Portfolio

FIDELITY(R) VARIABLE INSURANCE PRODUCTS
 Contrafund(R) Portfolio                        --        0.87%           --          0.87%

 Mid Cap Portfolio                              --        0.87%           --          0.87%

FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST
 Franklin Income VIP Fund                     0.02%       0.74%         0.02%         0.72%

 Franklin Mutual Shares VIP Fund              0.01%       0.97%           --          0.97%

 Franklin Small Cap Value VIP Fund            0.01%       0.92%         0.01%         0.91%

 Templeton Global Bond VIP Fund               0.09%       0.90%         0.11%         0.79%

LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
 ClearBridge Variable Aggressive Growth         --        0.79%           --          0.79%
  Portfolio

 ClearBridge Variable Appreciation              --        0.73%           --          0.73%
  Portfolio

 ClearBridge Variable Dividend Strategy         --        1.01%           --          1.01%
  Portfolio

 ClearBridge Variable Small Cap Growth          --        0.83%           --          0.83%
  Portfolio

 QS Variable Conservative Growth              0.57%       0.71%           --          0.71%

 QS Variable Growth                           0.72%       0.83%           --          0.83%

LEGG MASON PARTNERS VARIABLE
 INCOME TRUST
 Western Asset Variable Global High Yield       --        0.86%           --          0.86%
  Bond Portfolio

OPPENHEIMER VARIABLE ACCOUNT
 FUNDS
 Oppenheimer Main Street Small Cap              --        1.08%         0.03%         1.05%
  Fund(R)/VA

PIONEER VARIABLE CONTRACTS TRUST
 Pioneer Mid Cap Value VCT Portfolio            --        0.98%           --          0.98%




The information shown in the table above was provided by the Investment Portfolios. Certain Investment Portfolios and their investment adviser have entered into expense reimbursement and/or fee waiver arrangements that will continue at least until April 30, 2020. These arrangements can be terminated with respect to these Investment Portfolios only with the approval of the Investment Portfolio's board of directors or trustees. Please see the Investment Portfolios' prospectuses for additional information regarding these arrangements.



Certain Investment Portfolios that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Investment Portfolio invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.

EXAMPLES

THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE OWNER TRANSACTION EXPENSES, THE ACCOUNT FEE, SEPARATE ACCOUNT ANNUAL EXPENSES, AND INVESTMENT PORTFOLIO FEES AND EXPENSES.


THE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUME: (A) MAXIMUM AND (B) MINIMUM FEES AND EXPENSES OF ANY OF THE INVESTMENT PORTFOLIOS (BEFORE ANY WAIVER AND/OR REIMBURSEMENT). ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS,

YOUR COSTS WOULD BE:


CHART 1. Chart 1 assumes you select the optional Annual Step-Up Death Benefit rider, the Additional Death Benefit -- Earnings Preservation Benefit rider and the Joint Life version of the Lifetime Withdrawal Guarantee rider (assuming the maximum charge of 1.80% applies in all Contract Years), which is the most expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:



                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum       $1,309     $2,124      $2,970      $5,269
    minimum       $1,238     $1,916      $2,631      $4,641


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
                                       APPLICABLE TIME PERIOD:



                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $509      $1,494      $2,520      $5,269
    minimum        $438      $1,286      $2,181      $4,641

CHART 2. Chart 2 below assumes that you do not select any optional death benefit riders or living benefit riders, which is the least expensive way to purchase the contract.


(1) IF YOU SURRENDER YOUR CONTRACT AT THE END OF THE APPLICABLE TIME PERIOD:



                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum       $1,089     $1,454      $1,836      $2,912
    minimum       $1,018     $1,241      $1,478      $2,192


(2) IF YOU DO NOT SURRENDER YOUR CONTRACT OR IF YOU ANNUITIZE AT THE END OF THE
                                       APPLICABLE TIME PERIOD:



                        Time Periods
                  1 year     3 years     5 years     10 years
                 --------   ---------   ---------   ---------
    maximum        $289        $824      $1,386      $2,912
    minimum        $218        $611      $1,028      $2,192

The Examples should not be considered a representation of past or future expenses or annual rates of return of any Investment Portfolio. Actual expenses and annual rates of return may be more or less than those assumed for the purpose of the Examples. Condensed financial information containing the Accumulation Unit value history appears in Appendix A of this prospectus as well as in the SAI.

1. THE ANNUITY CONTRACT

This prospectus describes the variable annuity contract offered by us.


The variable annuity contract is a contract between you as the Owner, and us, the insurance company, where we promise to pay an income to you, in the form of Annuity Payments, beginning on a designated date that you select. Until you decide to begin receiving Annuity Payments, your annuity is in the Accumulation Phase. If you die during the Accumulation Phase, your Beneficiary (or Beneficiaries) will receive the death benefit under your contract (see "Death Benefit" for more information). Once you begin receiving Annuity Payments, your contract switches to the Income Phase. There is no death benefit during the Income Phase; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see "Annuity Payments (The Income Phase)" for more information).


The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract. For any tax qualified account (e.g., an IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. (See "Federal Income Tax Status.")


The contract is called a variable annuity because you can choose among the Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the investment performance of the Investment Portfolio(s) you select. The amount of the Annuity Payments you receive during the Income Phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the Investment Portfolio(s) you select for the Income Phase. We do not guarantee the investment performance of the variable annuity portion. You bear the full investment risk for all amounts allocated to the variable annuity portion. However, there are certain optional features that provide guarantees that can reduce your investment risk (see "Living Benefits").


In most states, the contract also contains a Fixed Account option (contact your financial representative regarding your state). The Fixed Account is part of our general account and offers an interest rate that is guaranteed by us. The minimum interest rate depends on the date your contract is issued but will not be less than 1%. Your financial representative can tell you the current and minimum interest rates that apply. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. If you select the Fixed Account, your money will be placed with our other general account assets, and the amount of money you are able to accumulate in your contract during the Accumulation Phase depends upon the total interest credited to your contract. The Fixed Account is part of our general account. Our general account consists of all assets owned by us other than those in the Separate Account and our other separate accounts. We have sole discretion over the investment of assets in the general account. If you select a fixed Annuity Payment option during the Income Phase, payments are made from our general account assets. All guarantees as to Purchase Payments or Account Value allocated to the Fixed Account, interest credited to the Fixed Account, and fixed Annuity Payments are subject to our financial strength and claims-paying ability.


The amount of the Annuity Payments you receive during the Income Phase from a fixed Annuity Payment option of the contract will remain level for the entire Income Phase. (Please see "Annuity Payments (The Income Phase)" for more information.)


As Owner of the contract, you exercise all interests and rights under the contract. You can change the Owner at any time, subject to our underwriting rules (a change of ownership may terminate certain optional riders). The contract may be owned generally by Joint Owners (limited to two natural persons). We provide more information on this under "Other
Information -- Ownership."


All contract provisions will be interpreted and administered in accordance with the requirements of the Internal Revenue Code (the "Code"). Any Code references to "spouses" include those persons who enter into lawful marriages under state law, regardless of sex.



2. PURCHASE

The maximum issue age for the contract and certain of its riders may be reduced in connection with the offer of the contract through certain broker dealers ("selling firms"). In connection with the offer of the contract through certain selling firms, minimum issue ages for the contract and certain of its riders may also be imposed. You should discuss this with your financial representative.


We reserve the right to reject any application.


PURCHASE PAYMENTS


A Purchase Payment is the money you give us to invest in the contract. The initial Purchase Payment is due on the date the contract is issued. You may also be permitted to make subsequent Purchase Payments. Initial and subsequent Purchase Payments are subject to certain requirements. These requirements are explained below. We may restrict your ability to make subsequent Purchase Payments. The manner in which subsequent Purchase Payments may be restricted is discussed below.


GENERAL REQUIREMENTS FOR PURCHASE PAYMENTS. The following requirements apply to initial and subsequent Purchase Payments:


o The minimum initial Purchase Payment we will accept is $5,000. The selling firm with which your financial representative is associated may require a different amount.


o The maximum total Purchase Payments for the contract is $1,000,000, without prior approval from us.


o The minimum subsequent Purchase Payment is $500 unless you have elected an electronic funds transfer program approved by us, in which case the minimum subsequent Purchase Payment is $100 per month.


o You are required to estimate on the application the total Purchase Payments you intend to make in the first contract year. This estimate will determine the Mortality and Expense charge you pay during the first contract year. At the first contract anniversary, the Mortality and Expense charge may be increased if you do not reach your Purchase Payment estimate. Also, additional Purchase Payments in excess of your estimate and additional Purchase Payments after the first contract year will not lower your Mortality and Expense charge. Please see "Expenses -- Product Charges -- How to Reduce the Mortality and Expense Charge" for more information. (This requirement does not apply to applications in Oregon.)


o  We will accept a different amount if required by federal tax law.


o We reserve the right to refuse Purchase Payments made via a personal check in excess of $100,000. Purchase Payments over $100,000 may be accepted in other forms, including, but not limited to, EFT/wire transfers, certified checks, corporate checks, and checks written on financial institutions. The form in which we receive a Purchase Payment may determine how soon subsequent disbursement requests may be fulfilled. (See "Access to Your Money.")


o We will not accept Purchase Payments made with cash, money orders, or travelers checks.


RESTRICTIONS ON SUBSEQUENT PURCHASE PAYMENTS. We may restrict your ability to make subsequent Purchase Payments. We will notify you in advance if we impose restrictions on subsequent Purchase Payments. You and your financial representative should carefully consider whether our ability to restrict subsequent Purchase Payments is consistent with your investment objectives.


o We reserve the right to reject any Purchase Payment and to limit future Purchase Payments. This means that we may restrict your ability to make subsequent Purchase Payments for any reason, subject to applicable requirements in your state. We may make certain exceptions to restrictions on subsequent Purchase Payments in accordance with our established administrative procedures.


TERMINATION FOR LOW ACCOUNT VALUE


We may terminate your contract by paying you the Account Value in one sum if, prior to the Annuity Date, you do not make Purchase Payments for two consecutive Contract Years, the total amount of Purchase Payments made, less any partial withdrawals, is less than $2,000 or any lower amount required by federal tax laws, and the Account Value on or after the end of such two year period is less than $2,000. (A Contract Year is defined as a one-year period starting on the date the contract is issued and on each contract anniversary thereafter.) Accordingly, no contract will be terminated due solely to negative investment performance. Federal tax law may impose additional restrictions on our right to cancel your Traditional IRA, Roth IRA, SEP, SIMPLE IRA or other Qualified Contract. We will not terminate the contract if it includes a Lifetime Withdrawal Guarantee rider. In addition, we will not terminate any contract that includes a Guaranteed Withdrawal Benefit I rider or any guaranteed death benefit if at the time the termination would otherwise occur the Benefit Base of the Guaranteed Withdrawal

Benefit I rider, or the guaranteed amount under any death benefit, is greater than the Account Value. For all other contracts, we reserve the right to exercise this termination provision, subject to obtaining any required regulatory approvals.


ALLOCATION OF PURCHASE PAYMENTS


When you purchase a contract, we will allocate your Purchase Payment to the Fixed Account and/or any of the Investment Portfolios you have selected. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time your initial Purchase Payment is allocated. Each allocation must be at least $500 and must be in whole numbers.


We have reserved the right to restrict payments to the Fixed Account if any of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or

o  a transfer was made out of the Fixed Account within the previous 180 days.


Once we receive your Purchase Payment and the necessary information (or a designee receives a payment and the necessary information in accordance with the designee's administrative procedures), we will issue your contract and allocate your first Purchase Payment within 2 Business Days. A Business Day is each day that the New York Stock Exchange is open for business. A Business Day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern Time. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. (See "Other Information -- Requests and Elections.") However, if you allocate Purchase Payments to a discontinued Investment Portfolio (see Appendix A), we will request reallocation instructions, or if we are unable to obtain such instructions, we will return your Purchase Payment to you.


If you make additional Purchase Payments, we will allocate them in the same way as your first Purchase Payment unless you tell us otherwise. However, if you make an additional Purchase Payment while a Dollar Cost Averaging (DCA) program is in effect, we will not allocate the additional Purchase Payment to the DCA program, unless you tell us to do so. Instead, unless you give us other instructions, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA program. (See "Investment Options -- Dollar Cost Averaging Program.") You may change your allocation instructions at any time by notifying us in writing, by calling us or by Internet. You may not choose more than 18 Investment Portfolios (including the Fixed Account) at the time you submit a subsequent Purchase Payment. If you wish to allocate the payment to more than 18 Investment Portfolios (including the Fixed Account), we must have your request to allocate future Purchase Payments to more than 18 Investment Portfolios on record before we can apply your subsequent Purchase Payment to your chosen allocation. If there are Joint Owners, unless we are instructed to the contrary, we will accept allocation instructions from either Joint Owner.


We reserve the right to make certain changes to the Investment Portfolios. (See "Investment Options -- Substitution of Investment Options.")


FREE LOOK


If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state). We ask that you submit your request to cancel in writing, signed by you, to our Annuity Service Center. When you cancel the contract within this Free Look period, we will not assess a withdrawal charge. Unless otherwise required by state law, you will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your Purchase Payment depending upon the performance of the Investment Portfolios (and any interest credited by the Fixed Account, if applicable) according to your Purchase Payment allocation during the Free Look period. This means that you bear the risk of any decline in the value of your contract due to Investment Portfolio performance during the Free Look period. We do not refund any charges or deductions assessed during the Free Look period. In certain states, we are required to give you back your Purchase Payment if you decide to cancel your contract during the Free Look period.


ACCUMULATION UNITS


The portion of your Account Value allocated to the Separate Account will go up or down depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of this portion of your Account Value, we use a unit of measure we call an Accumulation Unit. (An Accumulation Unit works like a share of a mutual fund.) In addition to the investment performance of the Investment Portfolio, the deduction of Separate Account charges also affects an Investment Portfolio's Accumulation Unit value, as explained below.


Every Business Day as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the immediately preceding Business Day by a factor for the current Business Day. The factor is determined by:


1) dividing the net asset value per share of the Investment Portfolio at the end of the current Business Day, plus any dividend or capital gains per share declared on behalf of the Investment Portfolio as of that day, by the net asset value per share of the Investment Portfolio for the previous Business Day, and


2) multiplying it by one minus the Separate Account product charges (including any rider charge for the Annual Step-Up Death Benefit and/or the Additional Death Benefit -- Earnings Preservation Benefit) for each day since the last Business Day and any charges for taxes.


The value of an Accumulation Unit may go up or down from day to day.


When you make a Purchase Payment, we credit your contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to an Investment Portfolio by the value of the Accumulation Unit for that Investment Portfolio.


Purchase Payments and transfer requests are credited to a contract on the basis of the Accumulation Unit value next determined after receipt of a Purchase

Payment or transfer request. Purchase Payments or transfer requests received before the close of the New York Stock Exchange will be credited to your
------
contract that day, after the New York Stock Exchange closes. Purchase Payments or transfer requests received after the close of the New York Stock Exchange,
                              -----
or on a day when the New York Stock Exchange is not open, will be treated as received on the next day the New York Stock Exchange is open (the next Business
Day).


EXAMPLE:


   On Monday we receive an additional Purchase Payment of $5,000 from you before 4:00 p.m. Eastern Time. You have told us you want this to go to the MFS(R) Research International Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an Accumulation Unit for the MFS(R) Research International Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 Accumulation Units for the MFS(R) Research International Portfolio.


ACCOUNT VALUE


Account Value is equal to the sum of your interests in the Investment Portfolios and the Fixed Account. Your interest in each Investment Portfolio is determined by multiplying the number of Accumulation Units for that portfolio by the value of the Accumulation Unit.


REPLACEMENT OF CONTRACTS


EXCHANGE PROGRAMS. From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us or one of our affiliates may be exchanged for the contracts offered by this prospectus. Currently, with respect to exchanges from certain of our variable annuity contracts to this contract, an existing contract is eligible for exchange if a withdrawal from, or surrender of, the contract would not trigger a withdrawal charge. The Account Value of this contract attributable to the exchanged assets will not be subject to any withdrawal charge. Any additional Purchase Payments contributed to the new contract will be subject to all fees and charges, including the withdrawal charge described in this prospectus. You should carefully consider whether an exchange is appropriate for you by comparing the death benefits, living benefits, and other guarantees provided by the contract you currently own to the benefits and guarantees that would be provided by the new contract offered by this prospectus. Then, you should compare the fees and charges (for example, the death benefit charges, the living benefit charges, and the mortality and expense charge) of your current contract to the fees and charges of the new contract, which may be higher than your current contract. The programs we offer will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax adviser before making any such exchange.

OTHER EXCHANGES. Generally you can exchange one variable annuity contract for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both annuities carefully. If you exchange another annuity for the one described in this prospectus, unless the exchange occurs under one of our exchange programs as described above, you might have to pay a withdrawal charge on your old annuity, and there will be a new withdrawal charge period for this contract. Other charges may be higher (or lower) and the benefits may be different. Also, because we will not issue the contract until we have received the initial premium from your existing insurance company, the issuance of the contract may be delayed. Generally, it is not advisable to purchase a contract as a replacement for an existing variable annuity contract. Before you exchange another annuity for our contract, ask your financial representative whether the exchange would be advantageous, given the contract features, benefits and charges.


OWNING MULTIPLE CONTRACTS


You may be considering purchasing this contract when you already own a variable annuity contract. You should carefully consider whether purchasing an additional contract in this situation is appropriate for you by comparing the features of the contract you currently own, including the death benefits, living benefits, and other guarantees provided by the contract, to the features of this contract. You should also compare the fees and charges of your current contract to the fees and charges of this contract, which may be higher than your current contract. You may also wish to discuss purchasing a contract in these circumstances with your financial representative.



3. INVESTMENT OPTIONS

The contract offers 38 Investment Portfolios, which are listed below. Additional Investment Portfolios may be available in the future.


YOU SHOULD READ THE PROSPECTUSES FOR THESE FUNDS CAREFULLY BEFORE INVESTING. YOU CAN OBTAIN COPIES OF THE FUND PROSPECTUSES BY CALLING OR WRITING TO US AT:
BRIGHTHOUSE LIFE INSURANCE COMPANY, VARIABLE AND FIXED ANNUITY PRODUCTS, P.O. BOX 10426, DES MOINES, IOWA 50306-0426, (888) 556-5412. YOU CAN ALSO OBTAIN INFORMATION ABOUT THE FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT HTTP://WWW.SEC.GOV. APPENDIX B CONTAINS A SUMMARY OF ADVISERS, SUBADVISERS, AND INVESTMENT OBJECTIVES FOR EACH INVESTMENT PORTFOLIO.


The investment objectives and policies of certain of the Investment Portfolios may be similar to the investment objectives and policies of other mutual funds that certain of the Investment Portfolios' investment advisers manage. Although the objectives and policies may be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds may have the same investment advisers. Also, in selecting your Investment Portfolios, you should be aware that certain Investment Portfolios may have similar investment objectives but differ with respect to fees and charges.


Shares of the Investment Portfolios may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to qualified plans. Due to differences in tax treatment and other considerations, the interests of various Owners participating in, and the interests of qualified plans investing in the Investment Portfolios may conflict. The Investment Portfolios will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


The Investment Portfolios listed below are managed in a way that is intended to minimize volatility of returns (referred to as a "managed volatility strategy"):


   (a)        AB Global Dynamic Allocation Portfolio

   (b)        AQR Global Risk Balanced Portfolio

   (c)        BlackRock Global Tactical Strategies Portfolio

   (d)        Brighthouse Balanced Plus Portfolio

   (e)        Invesco Balanced-Risk Allocation Portfolio

   (f)        JPMorgan Global Active Allocation Portfolio

   (g)        MetLife Multi-Index Targeted Risk Portfolio

   (h)        PanAgora Global Diversified Risk Portfolio

   (i)        Schroders Global Multi-Asset Portfolio

Stock prices fluctuate, sometimes rapidly and dramatically, due to factors affecting individual companies, particular industries or sectors or general market conditions. Bond prices may fluctuate because they move in the opposite direction of interest rates. Foreign investing carries additional risks such as currency and market volatility. A managed volatility strategy is designed to reduce volatility of returns to the above Investment Portfolios from investing in stocks and bonds. This strategy seeks to reduce such volatility by "smoothing" returns, which may result in an Investment Portfolio outperforming the general securities market during periods of flat or negative market performance, and underperforming the general securities market during periods of positive market performance. This means that in periods of high market volatility, this managed volatility strategy could limit your participation in market gains; this may conflict with your investment objectives by limiting your ability to maximize potential growth of your Account Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. Other Investment Portfolios may offer the potential for higher returns.

If you elect certain optional riders, you will be subject to investment allocation restrictions that include these Investment Portfolios. This is intended in part to reduce the risk of investment losses that could require us to use our own assets to make payments in connection with the guarantees under those riders. You pay an additional fee for a guaranteed benefit which, in part, pays for protecting the rider benefit base from investment losses. Since the rider benefit base does not decrease as a result of investment losses, a managed volatility strategy might not provide meaningful additional benefit to you. Please see the Investment Portfolio prospectuses for more information in general, as well as more information about the managed volatility strategy.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE INVESTMENT PORTFOLIOS. An investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio, or its affiliates, may make payments to us and/or certain of our affiliates. Prior to March 6, 2017, Brighthouse Investment Advisers, LLC was known as MetLife Advisers, LLC. These payments may be used for a variety of purposes, including payment of expenses for certain administrative, marketing, and support services with respect to the contracts and, in our role as an intermediary, with respect to the Investment Portfolios. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Investment Portfolio assets. Contract Owners, through their indirect investment in the Investment Portfolios, bear the costs of these advisory fees (see the prospectuses for the Investment Portfolios for more information). The amount of the payments we receive is based on a percentage of assets of the Investment Portfolios attributable to the contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or their affiliates) may pay us more than others. These percentages currently range up to 0.50%.


Additionally, an investment adviser (other than our affiliate Brighthouse Investment Advisers, LLC) or subadviser of an Investment Portfolio or its affiliates may provide us with wholesaling services that assist in the distribution of the contracts and may pay us and/or certain of our affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or its affiliate) with increased access to persons involved in the distribution of the contracts.


We and/or certain of our affiliated insurance companies have joint ownership interests in our affiliated investment adviser, Brighthouse Investment Advisers, LLC, which is formed as a "limited liability company." Our ownership interests in Brighthouse Investment Advisers, LLC entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Investment Portfolios. We will benefit accordingly from assets allocated to the Investment Portfolios to the extent they result in profits to the adviser. (See "Fee Tables and Examples -- Investment Portfolio Fees and Expenses" for information on the management fees paid by the Investment Portfolios and the Statements of Additional Information for the Investment Portfolios for information on the management fees paid by the adviser to the subadvisers.)


Certain Investment Portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. (See "Fee Tables and
Examples -- Investment Portfolio Fees and Expenses" for the amounts of the 12b-1 fees.) An Investment Portfolio's 12b-1 Plan, if any, is described in more detail in the Investment Portfolio's prospectus. Any payments we receive pursuant to those 12b-1 Plans are paid to us or our distributor. (See "Other Information -- Distributor" for more information.) Payments under an Investment Portfolio's 12b-1 Plan decrease the Investment Portfolio's investment return.


We select the Investment Portfolios offered through this contract based on a number of criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Investment Portfolio's adviser or subadviser is one of our affiliates or whether the Investment Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates. In this regard, the profit distributions we receive from our affiliated investment adviser are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than to those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Investment Portfolios periodically and may remove an Investment Portfolio or limit its availability to new Purchase Payments and/or transfers of Account Value if we determine that the Investment Portfolio no longer meets one or more of the selection criteria, and/or if the Investment Portfolio has not attracted significant allocations from contract Owners. In some cases, we have included Investment Portfolios based on recommendations made by selling firms. These selling firms may receive payments from the Investment Portfolios they recommend (including through inclusion of Investment Portfolios in any asset allocation models they develop) and may benefit accordingly from the allocation of Account Value to such Investment Portfolios.


WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR INVESTMENT PORTFOLIO. YOU BEAR THE RISK OF ANY DECLINE IN THE ACCOUNT VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE INVESTMENT PORTFOLIOS YOU HAVE CHOSEN.



AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS) (SERIES II)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds) is a mutual fund with multiple portfolios. Invesco Advisers, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:


     Invesco V.I. Equity and Income Fund

     Invesco V.I. International Growth Fund


AMERICAN FUNDS INSURANCE SERIES(R) (CLASS 2)

American Funds Insurance Series(R) is a mutual fund with multiple portfolios. Capital Research and Management Company is the investment adviser to each portfolio. The following portfolios are available under the contract:


     American Funds Bond Fund

     American Funds Global Growth Fund

     American Funds Global Small Capitalization Fund

     American Funds Growth-Income Fund



BRIGHTHOUSE FUNDS TRUST I

Brighthouse Funds Trust I is a mutual fund with multiple portfolios. Brighthouse Investment Advisers, LLC (Brighthouse Investment Advisers) is the investment manager of Brighthouse Funds Trust I. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     American Funds(R) Growth Portfolio (Class C)

     BlackRock High Yield Portfolio (Class B)

     Brighthouse/Aberdeen Emerging Markets Equity Portfolio (Class B)

     Clarion Global Real Estate Portfolio (Class B)

     Harris Oakmark International Portfolio (Class B)

     Invesco Comstock Portfolio (Class B)

     Invesco Small Cap Growth Portfolio (Class B)


     Loomis Sayles Global Allocation Portfolio (Class B) (formerly Loomis
         Sayles Global Markets Portfolio)


     MFS(R) Research International Portfolio (Class B)


     Morgan Stanley Discovery Portfolio (Class B) (formerly Morgan Stanley Mid
         Cap Growth Portfolio)


     T. Rowe Price Large Cap Value Portfolio (Class E)


     Victory Sycamore Mid Cap Value Portfolio (Class B)




BRIGHTHOUSE FUNDS TRUST II (CLASS B)

Brighthouse Funds Trust II is a mutual fund with multiple portfolios. Brighthouse Investment Advisers is the investment adviser to the portfolios. Brighthouse Investment Advisers has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     BlackRock Bond Income Portfolio

     BlackRock Ultra-Short Term Bond Portfolio

     Brighthouse/Wellington Core Equity Opportunities Portfolio

     Western Asset Management Strategic Bond Opportunities Portfolio

     Western Asset Management U.S. Government Portfolio

FIDELITY(R) VARIABLE INSURANCE PRODUCTS (SERVICE CLASS 2)

Fidelity(R) Variable Insurance Products is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. (See Appendix B for the name of the subadviser.) The following portfolios are available under the contract:


     Contrafund(R) Portfolio

     Mid Cap Portfolio



FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (CLASS 2)

Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Templeton Investment Counsel, LLC is the investment adviser to each portfolio. The following portfolios are available under the contract:


     Franklin Income VIP Fund

     Franklin Mutual Shares VIP Fund

     Franklin Small Cap Value VIP Fund

     Templeton Global Bond VIP Fund



LEGG MASON PARTNERS VARIABLE EQUITY TRUST

Legg Mason Partners Variable Equity Trust is a mutual fund with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolios are available under the contract:


     ClearBridge Variable Aggressive Growth Portfolio (Class I)

     ClearBridge Variable Appreciation Portfolio (Class I)

     ClearBridge Variable Dividend Strategy Portfolio (Class II)

     ClearBridge Variable Small Cap Growth Portfolio (Class I)

     QS Variable Conservative Growth (Class I)

     QS Variable Growth (Class I)



LEGG MASON PARTNERS VARIABLE INCOME TRUST (CLASS I)

Legg Mason Partners Variable Income Trust is a mutual fund with multiple portfolios. Legg Mason Partners Fund Advisor, LLC is the investment adviser to the each portfolio. Legg Mason Partners Fund Advisor, LLC has engaged subadvisers to provide investment advice for the individual Investment Portfolios. (See Appendix B for the names of the subadvisers.) The following portfolio is available under the contract:


     Western Asset Variable Global High Yield Bond Portfolio



OPPENHEIMER VARIABLE ACCOUNT FUNDS (SERVICE SHARES)

Oppenheimer Variable Account Funds is a mutual fund with multiple portfolios. OppenheimerFunds, Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Oppenheimer Main Street Small Cap Fund(R)/VA



PIONEER VARIABLE CONTRACTS TRUST (CLASS II)

Pioneer Variable Contracts Trust is a mutual fund with multiple portfolios. Pioneer Investment Management, Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:


     Pioneer Mid Cap Value VCT Portfolio


TRANSFERS


GENERAL. You can transfer a portion of your Account Value among the Fixed Account and the Investment Portfolios. The contract provides that you can make a maximum of 12 transfers every year and that each transfer is made without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers but reserve the right to limit this in the future. We may also limit transfers in circumstances of frequent or large transfers, or other transfers we determine are or would be to the disadvantage of other contract Owners. (See "Restrictions on Frequent Transfers" and "Restrictions on Large Transfers" below.) We also may be required to suspend the right to transfers in certain circumstances (see "Access to Your Money - Suspension of Payments or Transfers"). We are not currently charging a transfer fee, but we reserve the right to charge such a fee in the future. If such a charge were to be imposed, it would be $25 for each transfer over 12 in a year. The transfer fee will be deducted from the Investment Portfolio or Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


You can make a transfer to or from any Investment Portfolio or the Fixed Account, subject to the limitations below. All transfers made on the same Business Day will be treated as one transfer. Transfers received before the close of trading on the New York Stock Exchange will take effect as of the end of the Business Day. The following apply to any transfer:


o Your request for transfer must clearly state which Investment Portfolio(s) or the Fixed Account are involved in the transfer.


o  Your request for transfer must clearly state how much the transfer is for.


o The minimum amount you can transfer is $500 from an Investment Portfolio, or your entire interest in the Investment Portfolio, if less (this does not apply to pre-scheduled transfer programs).


o The minimum amount that may be transferred from the Fixed Account is $500, or your entire interest in the Fixed Account. Transfers out of the Fixed Account during the Accumulation Phase are limited to the greater of: (a) 25% of the Fixed Account value at the beginning of the Contract Year, or
     (b) the amount transferred out of the Fixed Account in the prior Contract Year. Currently we are not imposing these restrictions on transfers out of the Fixed Account, but we have the right to reimpose them at any time. You should be aware that, if transfer restrictions are imposed, it may take a while (even if you make no additional Purchase Payments or transfers into the Fixed Account) to make a complete transfer of your Account Value from the Fixed Account. When deciding whether to invest in the Fixed Account it is important to consider whether the transfer restrictions fit your risk tolerance and time horizon.


o You may not make a transfer to more than 18 Investment Portfolios (including the Fixed Account) at any time if the request is made by telephone to our voice response system or by Internet. A request to transfer to more than 18 Investment Portfolios (including the Fixed Account) may be made by calling or writing our Annuity Service Center.


During the Accumulation Phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another Investment Portfolio). In such a case, the redemption order would be processed at the source Investment Portfolio's next determined Accumulation Unit value. However, the purchase of the new Investment Portfolio would be effective at the next determined Accumulation Unit value for the new Investment Portfolio only after we receive the proceeds from the source Investment Portfolio, or we otherwise receive cash on behalf of the source Investment Portfolio.


For transfers during the Accumulation Phase, we have reserved the right to restrict transfers to the Fixed Account if any one of the following conditions exist:


o the credited interest rate on the Fixed Account is equal to the guaranteed minimum rate indicated in your contract; or


o your Account Value in the Fixed Account equals or exceeds our published maximum for Fixed Account allocation (currently, there is no limit; we will notify you of any such maximum allocation limit); or

o  a transfer was made out of the Fixed Account within the previous 180 days.


During the Income Phase, you cannot make transfers from a fixed Annuity Payment option to the Investment Portfolios. You can, however, make transfers during the Income Phase from the Investment Portfolios to a fixed Annuity Payment option and among the Investment Portfolios.


TRANSFERS BY TELEPHONE OR OTHER MEANS. You may elect to make transfers by telephone, Internet or other means acceptable to us. To elect this option, you must first provide us with a notice or agreement in Good Order. If you own the contract with a Joint Owner, unless we are instructed otherwise, we will accept instructions from either you or the other Owner. (See "Other
Information -- Requests and Elections.")


All transfers made on the same day will be treated as one transfer. A transfer will be made as of the end of the Business Day when we receive a notice containing all the required information necessary to process the request. We will consider telephone and Internet requests received after the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time), or on a day when the New York Stock Exchange is not open, to be received on the next day the New York Stock Exchange is open (the next Business Day).


PRE-SCHEDULED TRANSFER PROGRAM. There are certain programs that involve transfers that are pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging Programs and Automatic Rebalancing Programs.


RESTRICTIONS ON FREQUENT TRANSFERS. Frequent requests from contract Owners to transfer Account Value may dilute the value of an Investment Portfolio's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the portfolio and the reflection of that change in the portfolio's share price ("arbitrage trading"). Frequent transfers involving arbitrage trading may adversely affect the long-term performance of the Investment Portfolios, which may in turn adversely affect contract Owners and other persons who may have an interest in the contracts (e.g., Annuitants and Beneficiaries).


We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Investment Portfolios. In addition, as described below, we monitor transfer activity in all American Funds Insurance Series(R) portfolios. We monitor transfer activity in the following portfolios (the "Monitored Portfolios"):

      American Funds Global Growth Fund

      American Funds Global Small Capitalization Fund

      BlackRock High Yield Portfolio

      Brighthouse/Aberdeen Emerging Markets Equity Portfolio

      Clarion Global Real Estate Portfolio

      ClearBridge Variable Small Cap Growth Portfolio

      Franklin Small Cap Value VIP Fund

      Harris Oakmark International Portfolio

      Invesco Small Cap Growth Portfolio

      Invesco V.I. International Growth Fund


      Loomis Sayles Global Allocation Portfolio


      MFS(R) Research International Portfolio

      Oppenheimer Main Street Small Cap Fund(R)/VA

      Templeton Global Bond VIP Fund

      Western Asset Management Strategic Bond Opportunities Portfolio

      Western Asset Variable Global High Yield Bond Portfolio


We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Account Value; and (3) two or more "round-trips" involving the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria. WE DO NOT BELIEVE THAT OTHER INVESTMENT PORTFOLIOS PRESENT A SIGNIFICANT OPPORTUNITY TO ENGAGE IN ARBITRAGE TRADING AND THEREFORE DO NOT MONITOR TRANSFER ACTIVITY IN THOSE PORTFOLIOS. We may change the Monitored Portfolios at any time without notice in our sole discretion.


As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current frequent transfer policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the contract, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; any additional violation will result in the imposition of the transfer restrictions described below. Further, as Monitored Portfolios, American Funds portfolios also will be subject to our current frequent transfer policies, procedures and restrictions, and transfer restrictions may be imposed upon a violation of either monitoring policy.


Our policies and procedures may result in transfer restrictions being applied to deter frequent transfers. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, we require future transfer requests to or from any Monitored Portfolios under that contract to be submitted with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction. Transfers made under a Dollar Cost Averaging Program, a rebalancing program or, if applicable, any asset allocation program described in this prospectus are not treated as transfers when we monitor the frequency of transfers.


The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Investment Portfolios that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Owners to avoid such detection. Our ability to restrict such transfer activity also may be limited by provisions of the contract. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Owners and other persons with interests in the contracts. We do not accommodate frequent transfers in any Investment Portfolio and there are no arrangements in place to permit any contract Owner to engage in frequent transfers; we apply our policies and procedures without exception, waiver, or special arrangement.


The Investment Portfolios may have adopted their own policies and procedures with respect to frequent transfers in their respective shares, and we reserve the right to enforce these policies and procedures. For example, Investment Portfolios may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Investment Portfolios describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent transfer policies and procedures of the Investment Portfolios, we have entered into a written agreement, as required by SEC regulation, with each Investment Portfolio or its principal underwriter that obligates us to provide to the Investment Portfolio promptly upon request certain information about the trading activity of individual contract Owners, and to execute instructions from the Investment Portfolio to restrict or prohibit further purchases or transfers by specific contract Owners who violate the frequent transfer policies established by the Investment Portfolio.


In addition, contract Owners and other persons with interests in the contracts should be aware that the purchase and redemption orders received by the Investment Portfolios generally are "omnibus" orders from intermediaries, such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Investment Portfolios in their ability to apply their frequent transfer policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Investment Portfolios (and thus contract Owners) will not be harmed by transfer activity relating to other insurance companies and/or retirement plans that may invest in the Investment Portfolios. If an Investment Portfolio believes that an omnibus order reflects one or more transfer requests from contract Owners engaged in frequent trading, the Investment Portfolio may reject the entire omnibus order.


In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Investment Portfolios, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on frequent transfers (even if an entire omnibus order is rejected due to the frequent transfers of a single contract Owner). You should read the Investment Portfolio prospectuses for more details.


RESTRICTIONS ON LARGE TRANSFERS. Large transfers may increase brokerage and administrative costs of the Investment Portfolios and may disrupt portfolio management strategy, requiring an Investment Portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations. We do not monitor for large transfers to or from Investment Portfolios except where the portfolio manager of a particular Investment Portfolio has brought large transfer activity to our attention for investigation on a case-by-case basis. For example, some portfolio managers have asked us to monitor for "block transfers" where transfer requests have been submitted on behalf of multiple contract Owners by a third party such as an investment adviser. When we detect such large trades, we may impose restrictions similar to those described above where future transfer requests from that third party must be submitted in writing with an original signature. A first occurrence will result in a warning letter; a second occurrence will result in the imposition of this restriction for a six-month period; a third occurrence will result in the permanent imposition of the restriction.


DOLLAR COST AVERAGING PROGRAM


We offer a dollar cost averaging (DCA) program as described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The dollar cost averaging program is available only during the Accumulation Phase.


We reserve the right to modify, terminate or suspend the dollar cost averaging program. There is no additional charge for participating in the dollar cost averaging program. If you participate in the dollar cost averaging program, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus. We will terminate your participation in a dollar cost averaging program when we receive notification of your death.


The DCA program allows you to systematically transfer a set amount each month from the Fixed Account or from the BlackRock Ultra-Short Term Bond Portfolio to any of the other available Investment Portfolio(s) you select. We provide certain exceptions from our normal Fixed Account restrictions to accommodate the dollar cost averaging program. These transfers are made on a date you select or, if you do not select a date, on the date that a Purchase Payment or Account Value is allocated to the DCA program. However, transfers will be made on the 1st day of the following month for Purchase Payments or Account Value allocated to the dollar cost averaging program on the 29th, 30th, or 31st day of a month.


If you make an additional Purchase Payment while a DCA program is in effect, we will not allocate the additional payment to the DCA program unless you tell us to do so. Instead, unless you previously provided different allocation instructions for future Purchase Payments or provide new allocation instructions with the payment, we will allocate the additional Purchase Payment directly to the same destination Investment Portfolios you selected under the DCA program. Any Purchase Payments received after the DCA program has ended will be allocated as described in "Purchase -- Allocation of Purchase Payments." If you allocate an additional Purchase Payment to your existing DCA program, the DCA transfer amount will not be increased; however, the number of months over which transfers are made is increased, unless otherwise elected in writing. You can terminate the program at any time, at which point transfers under the program will stop.


AUTOMATIC REBALANCING PROGRAM


Once your money has been allocated to the Investment Portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.


An automatic rebalancing program is intended to transfer Account Value from those portfolios that have increased in value to those that have declined or not increased as much in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Automatic rebalancing does not guarantee profits, nor does it assure that you will not have losses.


We will measure the rebalancing periods from the anniversary of the date we issued your contract. If a dollar cost averaging program is in effect, rebalancing allocations will be based on your current DCA allocations. If you are not participating in a dollar cost averaging program, we will make allocations based upon your current Purchase Payment allocations, unless you tell us otherwise.


The Automatic Rebalancing Program is available only during the Accumulation Phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. We will terminate your participation in the Automatic Rebalancing Program when we receive notification of your death.



EXAMPLE:

   Assume that you want your initial Purchase Payment split between two Investment Portfolios. You want 40% to be in the Western Asset Management U.S. Government Portfolio and 60% to be in the Invesco Small Cap Growth Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Western Asset Management U.S. Government Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the Western Asset Management U.S. Government Portfolio to bring its value back to 40% and use the money to buy more units in the Invesco Small Cap Growth Portfolio to increase those holdings to 60%.

VOTING RIGHTS


We are the legal owner of the Investment Portfolio shares. However, we believe that when an Investment Portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. The effect of this proportional voting is that a small number of contract Owners may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.


SUBSTITUTION OF INVESTMENT OPTIONS


If investment in the Investment Portfolios or a particular Investment Portfolio is no longer possible, in our judgment becomes inappropriate for purposes of the contract, or for any other reason in our sole discretion, we may substitute another Investment Portfolio or Investment Portfolios without your consent. The substituted Investment Portfolio may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Purchase Payments, or both. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission and applicable state insurance departments. Furthermore, we may close Investment Portfolios to allocation of Purchase Payments or Account Value, or both, at any time in our sole discretion.



4. EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:


PRODUCT CHARGES


SEPARATE ACCOUNT PRODUCT CHARGES. Each day, we make a deduction for our Separate Account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the Accumulation Units and the Annuity Units (i.e., during the Accumulation Phase and the Income Phase -- although death benefit charges no longer continue in the Income Phase).


MORTALITY AND EXPENSE CHARGE. We assess a daily mortality and expense charge that is equal, on an annual basis, to a maximum of 1.20% of the average daily net asset value of each Investment Portfolio. This charge may be reduced based on the amount of your initial Purchase Payment or, as described below, the total amount of Purchase Payments made in the first Contract Year, as shown in the following table. (These reductions do not apply to contracts issued in
                      ----------------------------------------------------
Oregon. In Oregon, the Mortality and Expense Charge is always 1.20%.)
------



    Estimated/Total
  Purchase Payments        Mortality and
in First Contract Year     Expense Charge
------------------------   ---------------
$0 - 99,999                     1.20%
$100,000 - 249,999              1.05%
$250,000 - 499,999              0.95%
$500,000 or more                0.80%

This charge compensates us for mortality risks we assume for the Annuity Payment and death benefit guarantees made under the contract. These guarantees include making Annuity Payments that will not change based on our actual mortality experience, and providing a guaranteed minimum death benefit under the contract. The charge also compensates us for expense risks we assume to cover contract maintenance expenses. These expenses may include issuing contracts, maintaining records, making and maintaining subaccounts available under the contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the contract, including programs like transfers and dollar cost averaging. If the mortality and expense charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses or for any other purpose.


HOW TO REDUCE THE MORTALITY AND EXPENSE CHARGE. If you anticipate making significant amounts of Purchase Payments after the initial Purchase Payment but during the first Contract Year, you may be able to lower the mortality and expense charge assessed by indicating to us on the application the total amount of Purchase Payments you intend to make during the first Contract Year. We will assess the daily mortality and expense charge during the first Contract Year based on the total amount of Purchase Payments you have indicated you intend to make during the first Contract Year. You are not obligated to reach your Purchase Payment goal. If you do not reach your Purchase Payment goal, at the first contract anniversary the mortality and expense charge will be adjusted to reflect the amount of Purchase Payments actually made during the first Contract Year as set forth in the table above, and the adjusted mortality and expense charge will remain in effect for the duration of your contract. We will not adjust the charge on a retroactive basis to recover any amount of the mortality and expense charge assessed during the first Contract Year.


IT IS IMPORTANT TO UNDERSTAND THAT ADDITIONAL PURCHASE PAYMENTS MADE AFTER THE FIRST CONTRACT YEAR WILL NOT LOWER YOUR MORTALITY AND EXPENSE CHARGE. FURTHERMORE, WHILE WE MAY INCREASE YOUR MORTALITY AND EXPENSE CHARGE IF YOU DO NOT REACH YOUR PURCHASE PAYMENT GOAL, WE WILL NOT LOWER THE CHARGE IF YOUR ACTUAL PURCHASE PAYMENTS EXCEED THE AMOUNT YOU INDICATED. THEREFORE, YOU SHOULD CAREFULLY CONSIDER THE AMOUNT OF PURCHASE PAYMENTS YOU INTEND TO MAKE DURING THE FIRST CONTRACT YEAR AND ENTER THAT AMOUNT ON YOUR APPLICATION. BY UNDERESTIMATING THE AMOUNT OF YOUR PURCHASE PAYMENTS DURING THE FIRST CONTRACT YEAR, YOU MAY PAY A HIGHER MORTALITY AND EXPENSE CHARGE FOR THE DURATION OF YOUR CONTRACT THAN IF YOU ACCURATELY ESTIMATE THE AMOUNT OF YOUR PURCHASE PAYMENTS DURING THE FIRST CONTRACT YEAR.


If you elect to apply your Account Value to an annuity option (see "Annuity Payments (The Income Phase)") prior to the first contract anniversary and you have not reached your Purchase Payment goal, the mortality and expense charge applied during the Income Phase will be increased to the charge that corresponds to the total Purchase Payments received prior to the Annuity Date.


ADMINISTRATION CHARGE. This charge is equal, on an annual basis, to 0.15% of the average daily net asset value of each Investment Portfolio. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: issuing contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the contracts.


DEATH BENEFIT RIDER CHARGES. If you select one of the following death benefit riders, we will deduct a charge that compensates us for the costs and risks we assume in providing the benefit. This charge (assessed during the Accumulation Phase) is equal, on an annual basis, to the percentages below of the average daily net asset value of each Investment Portfolio:



       Annual Step-Up Death Benefit         0.15%
       Additional Death Benefit-Earnings
  Preservation Benefit                      0.25%

ACCOUNT FEE


During the Accumulation Phase, every Contract Year on your contract anniversary (the anniversary of the date when your contract was issued), we will deduct $30 from your contract as an account fee for the prior Contract Year if the Account Value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the Account Value regardless of the amount of your Account Value. During the Accumulation Phase, the account fee is deducted pro rata from the Investment Portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.


A pro rata portion of the charge will be deducted from the Account Value on the Annuity Date if this date is other than a contract anniversary. If your Account Value on the Annuity Date is at least $50,000, then we will not deduct the account fee. After the Annuity Date, the charge will be collected monthly out of the Annuity Payment, regardless of the size of your contract.


LIFETIME WITHDRAWAL GUARANTEE AND GUARANTEED WITHDRAWAL BENEFIT -- RIDER CHARGE


There are two optional guaranteed withdrawal benefits under the contract: the Lifetime Withdrawal Guarantee rider and the Guaranteed Withdrawal Benefit I rider (GWB I). The Lifetime Withdrawal Guarantee rider is currently available for purchase in all states. The GWB I is not available for purchase. If you elect either rider, a charge is deducted from your Account Value during the Accumulation Phase on each contract anniversary.


The Lifetime Withdrawal Guarantee and GWB I rider charges are deducted from your Account Value pro rata from each Investment Portfolio and the Fixed Account in the ratio each portfolio/account bears to your total Account Value. We take amounts from the investment options that are part of the Separate Account by canceling Accumulation Units from the Separate Account. If you make a full withdrawal (surrender) of your Account Value, you apply your Account Value to an Annuity Option, there is a change in Owners, Joint Owners or Annuitants (if the Owner is a non-natural person), or the contract terminates (except for a termination due to death), a pro rata portion of the rider charge will be assessed based on the number of full months from the last contract anniversary to the date of the change. If the Lifetime Withdrawal Guarantee rider is terminated because of the death of the Owner or Joint Owner (or the Annuitant, if a non-natural person owns the contract) or is terminated pursuant to the cancellation provisions of each rider, no rider charge will be assessed based on the period from the contract anniversary to the date the termination takes effect.


If the Lifetime Withdrawal Guarantee rider is in effect, the Lifetime Withdrawal Guarantee rider charge will continue even if your Remaining Guaranteed Withdrawal Amount (see "Living Benefits -- Guaranteed Withdrawal Benefits -- Description of the Lifetime Withdrawal Guarantee") equals zero. If there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Account Value, whatever Account Value is available will be applied to pay the rider charge, and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract. If the GWB I rider is in effect, the GWB I rider charge will not continue if your Benefit Base (see "Living
Benefits -- Guaranteed Withdrawal Benefits -- Description of GWB I") equals zero.


Lifetime Withdrawal Guarantee -- Current Rider Charges


For contracts issued in all states, the current charge for the Lifetime Withdrawal Guarantee rider is equal to 1.40% (Single Life version) or 1.55% (Joint Life version) of the Total Guaranteed Withdrawal Amount (see "Living Benefits -- Guaranteed Withdrawal Benefits -- Description of the Lifetime Withdrawal Guarantee") on the applicable contract anniversary, after applying any Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary.


If an Automatic Annual Step-Up occurs under the Lifetime Withdrawal Guarantee, we may increase the Lifetime Withdrawal Guarantee rider charge applicable beginning after the contract anniversary on which the Automatic Annual Step-Up occurs to the rider charge that would be applicable to current contract purchases of the same rider at the time of the step-up, but to no more than a maximum of 1.60% (Single Life version) or 1.80% (Joint Life version) of the Total Guaranteed Withdrawal Amount. (See below for information on rider charges for previously issued contracts.)


Lifetime Withdrawal Guarantee -- Previously Issued Contracts -- All States Except Nevada and Oregon


Contracts based on applications received after May 1, 2009 and by July 15,
--------------------------------------------------------------------------
2011: For contracts issued based on applications and necessary information
----
received at our Annuity Service Center in Good Order after the close of the New York Stock Exchange on May 1, 2009 and before the close of the New York Stock Exchange on July 15, 2011, the charge for the Lifetime Withdrawal Guarantee rider is equal to 1.10% (Single Life version) or 1.25% (Joint Life version) of the Total Guaranteed Withdrawal Amount on the applicable contract anniversary, after applying any Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. For these contracts, the maximum Lifetime Withdrawal Guarantee rider charges are 1.10% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount.


Contracts based on applications received on or before May 1, 2009: For
-----------------------------------------------------------------
contracts issued based on applications and necessary information received at our Annuity Service Center in Good Order before the close of the New York Stock Exchange on May 1, 2009, the charge for the Lifetime Withdrawal Guarantee rider is equal to 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount on the applicable contract anniversary, after applying any Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. For these contracts, the maximum Lifetime Withdrawal Guarantee rider charges are 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total

Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount.


Lifetime Withdrawal Guarantee -- Previously Issued Contracts -- Nevada


Contracts issued in Nevada based on applications received after May 1, 2009 and
-------------------------------------------------------------------------------
by November 8, 2013: For contracts issued in Nevada based on applications and
-------------------
necessary information received at our Annuity Service Center in Good Order after the close of the New York Stock Exchange on May 1, 2009 and before the close of the New York Stock Exchange on November 8, 2013, the charge for the Lifetime Withdrawal Guarantee rider is equal to 1.10% (Single Life version) or 1.25% (Joint Life version) of the Total Guaranteed Withdrawal Amount on the applicable contract anniversary, after applying any Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. For these contracts, the maximum Lifetime Withdrawal Guarantee rider charges are 1.10% (Single Life version) or 1.50% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If, at the time your contract was issued, the rider charge was equal to the maximum rider charge, that rider charge will not increase upon an Automatic Annual Step-Up.


Contracts issued in Nevada based on applications received on or before May 1,
-----------------------------------------------------------------------------
2009: For contracts issued in Nevada based on applications and necessary
----
information received at our Annuity Service Center in Good Order before the close of the New York Stock Exchange on May 1, 2009, the charge for the Lifetime Withdrawal Guarantee rider is equal to 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount on the applicable contract anniversary, after applying any Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. For these contracts, the maximum Lifetime Withdrawal Guarantee rider charges are 0.95% (Single Life version) or 1.40% (Joint Life version) of the Total Guaranteed Withdrawal Amount. If your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount


Lifetime Withdrawal Guarantee -- Previously Issued Contracts -- Oregon


Contracts issued in Oregon based on applications received on or before November
-------------------------------------------------------------------------------
9, 2012: For contracts issued in Oregon based on applications and necessary
-------
information received at our Annuity Service Center in Good Order before the close of the New York Stock Exchange on November 9, 2012, the charge for the Lifetime Withdrawal Guarantee rider is equal to 0.65% (Single Life version) or 0.85% (Joint Life version) of the Total Guaranteed Withdrawal Amount on the applicable contract anniversary, after applying any Compounding Income Amount and prior to taking into account any Automatic Annual Step-Up occurring on such contract anniversary. For these contracts, the maximum Lifetime Withdrawal Guarantee rider charges are 0.70% (Single Life version) or 0.90% (Joint Life version) of the Total Guaranteed Withdrawal Amount.


Guaranteed Withdrawal Benefit I -- All States


The charge for the GWB I rider is equal to 0.25% of the Guaranteed Withdrawal Amount (see "Living Benefits -- Guaranteed Withdrawal Benefits -- Description of GWB I") on the applicable contract anniversary.


WITHDRAWAL CHARGE


We impose a withdrawal charge to reimburse us for contract sales expenses, including commissions and other distribution, promotion, and acquisition expenses. During the Accumulation Phase, you can make a withdrawal from your contract (either a partial or a complete withdrawal). If the amount you withdraw is determined to include the withdrawal of any of your prior Purchase Payments, a withdrawal charge is assessed against each Purchase Payment withdrawn. To determine what portion (if any) of a withdrawal is subject to a withdrawal charge, amounts are withdrawn from your contract in the following order:


1. Earnings in your contract (earnings are equal to your Account Value, less Purchase Payments not previously withdrawn); then


2. The free withdrawal amount described below (deducted from Purchase Payments not previously withdrawn, in the order such Purchase Payments were made, with the oldest Purchase Payment first, as described below); then


3. Purchase Payments not previously withdrawn, in the order such Purchase Payments were made: the oldest Purchase Payment first, the next Purchase Payment second, etc. until all Purchase Payments have been withdrawn.


The withdrawal charge is calculated at the time of each withdrawal in accordance with the following:



 Number of Complete Years from        Withdrawal Charge
  Receipt of Purchase Payment      (% of Purchase Payment)
-------------------------------   ------------------------
  0                                          8
  1                                          8
  2                                          7
  3                                          6
  4                                          5
  5                                          4
  6                                          3
  7                                          2
  8 and thereafter                           0

For a partial withdrawal, the withdrawal charge is deducted from the remaining Account Value, if sufficient. If the remaining Account Value is not sufficient, the withdrawal charge is deducted from the amount withdrawn.


If the Account Value is smaller than the total of all Purchase Payments, the withdrawal charge only applies up to the Account Value.


We do not assess the withdrawal charge on any payments paid out as Annuity Payments or as death benefits. In addition, we will not assess the withdrawal charge on required minimum distributions from Qualified Contracts in order to satisfy federal income tax rules or to avoid required federal income tax penalties. This exception only applies to amounts required to be distributed from this contract. We do not assess the withdrawal charge on earnings in your contract.


NOTE: For tax purposes, earnings from Non-Qualified Contracts are considered to come out first.


FREE WITHDRAWAL AMOUNT. The free withdrawal amount for each Contract Year after the first (there is no free withdrawal amount in the first Contract Year) is equal to 10% of your total Purchase Payments, less the total free withdrawal amount previously withdrawn in the same Contract Year. Also, we currently will not assess the withdrawal charge on amounts withdrawn during the first Contract Year under the Systematic Withdrawal Program. Any unused free withdrawal amount in one Contract Year does not carry over to the next Contract Year.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE


GENERAL. We may elect to reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expenses. Some examples are: if there is a large group of individuals that will be purchasing the contract, or if a prospective purchaser already had a relationship with us.


NURSING HOME OR HOSPITAL CONFINEMENT RIDER. We will not impose a withdrawal charge if, after you have owned the contract for one year, you or your Joint Owner becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6-month break in confinement and the confinements are for related causes. The confinement must begin after the first contract anniversary and you must have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). The confinement must be prescribed by a physician and be medically necessary. You must exercise this right no later than 90 days after you or your Joint Owner exits the nursing home or hospital. This waiver terminates on the Annuity Date. There is no charge for this rider. This rider is not available in Massachusetts. This rider is also not available for contracts issued in South Dakota based on applications and necessary information received in Good Order at our Annuity Service Center after the close of the New York Stock Exchange on December 31, 2012.


TERMINAL ILLNESS RIDER. After the first contract anniversary, we will waive the withdrawal charge if you or your Joint Owner are terminally ill and not expected to live more than 12 months; a physician certifies to your illness and life expectancy; you were not diagnosed with the terminal illness as of the date we issued your contract; and you have been the Owner continuously since the contract was issued (or have become the Owner as the spousal Beneficiary who continues the contract). This waiver terminates on the Annuity Date. There is no charge for this rider. This rider is not available in Massachusetts.


The Nursing Home or Hospital Confinement rider and the Terminal Illness rider are only available for Owners who are age 80 or younger (on the contract issue date). Additional conditions and requirements apply to the Nursing Home or Hospital Confinement rider and the

Terminal Illness rider. They are specified in the rider(s) that are part of your contract.


PREMIUM AND OTHER TAXES


We reserve the right to deduct from Purchase Payments, Account Value, withdrawals, death benefits or Annuity Payments any taxes relating to the contracts (including, but not limited to, premium taxes) paid by us to any government entity. Examples of these taxes include, but are not limited to, premium tax, generation-skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and income payments to the extent required by law. Premium taxes generally range from 0 to 3.5%, depending on the state. We will, at our sole discretion, determine when taxes relate to the contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the Account Value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date. It is our current practice not to charge premium taxes until Annuity Payments begin.


TRANSFER FEE


We currently allow unlimited transfers without charge during the Accumulation Phase. However, we have reserved the right to limit the number of transfers to a maximum of 12 per year without charge and to charge a transfer fee of $25 for each transfer greater than 12 in any year. We are currently waiving the transfer fee, but reserve the right to charge it in the future. The transfer fee is deducted from the Investment Portfolio or the Fixed Account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.


If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.


INCOME TAXES


We reserve the right to deduct from the contract for any income taxes which we incur because of the contract. In general, we believe under current federal income tax law, we are entitled to hold reserves with respect to the contract that offset Separate Account income. If this should change, it is possible we could incur income tax with respect to the contract, and in that event we may deduct such tax from the contract. At the present time, however, we are not incurring any such income tax or making any such deductions.


INVESTMENT PORTFOLIO EXPENSES


There are deductions from and expenses paid out of the assets of each Investment Portfolio, which are described in the fee table in this prospectus and the Investment Portfolio prospectuses. These deductions and expenses are not charges under the terms of the contract, but are represented in the share values of each Investment Portfolio.



5.   ANNUITY PAYMENTS

     (THE INCOME PHASE)

ANNUITY DATE


Under the contract you can receive regular income payments (referred to as Annuity Payments). You can choose the month and year in which those payments begin. We call that date the Annuity Date. Your Annuity Date must be at least 30 days after we issue the contract and will be the first day of the calendar month unless, subject to our current established administrative procedures, we allow you to select another day of the month as your Annuity Date.


When you purchase the contract, the Annuity Date will be the later of the first day of the calendar month after the Annuitant's 90th birthday or 10 years from the date your contract was issued. You can change or extend the Annuity Date at any time before the Annuity Date with 30 days prior notice to us (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures).


PLEASE BE AWARE THAT ONCE YOUR CONTRACT IS ANNUITIZED, YOUR BENEFICIARY (OR BENEFICIARIES) IS INELIGIBLE TO RECEIVE THE DEATH BENEFIT YOU HAVE SELECTED. ADDITIONALLY, IF YOU HAVE SELECTED THE GUARANTEED WITHDRAWAL BENEFIT I OR LIFETIME WITHDRAWAL GUARANTEE RIDER, ANNUITIZING YOUR CONTRACT TERMINATES THE RIDER, INCLUDING ANY DEATH BENEFIT PROVIDED BY THE RIDER AND ANY GUARANTEED PRINCIPAL ADJUSTMENT (FOR THE LIFETIME WITHDRAWAL GUARANTEE RIDER) THAT MAY ALSO BE PROVIDED BY THE RIDER.


ANNUITY PAYMENTS


You (unless another payee is named) will receive the Annuity Payments during the Income Phase. The Annuitant is the natural person(s) whose life we look to in the determination of Annuity Payments.

During the Income Phase, you have the same investment choices you had just before the start of the Income Phase. At the Annuity Date, you can choose whether payments will be:


o  fixed Annuity Payments, or


o  variable Annuity Payments, or


o  a combination of both.


If you don't tell us otherwise, your Annuity Payments will be based on the investment allocations that were in place just before the start of the Income Phase.


If you choose to have any portion of your Annuity Payments based on the Investment Portfolio(s), the dollar amount of your initial payment will vary and will depend upon three things:


1) the value of your contract in the Investment Portfolio(s) just before the start of the Income Phase,


2) the assumed investment return (AIR) (you select) used in the annuity table for the contract, and


3) the Annuity Option elected.


Subsequent variable Annuity Payments will vary with the performance of the Investment Portfolios you selected. (For more information, see "Variable Annuity Payments" below.)



At the time you choose an Annuity Option, you select the AIR, which must be acceptable to us. Currently, you can select an AIR of 3% or 4% (state restrictions may apply). You can change the AIR with 30 days' notice to us prior to the Annuity Date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your variable Annuity Payments will increase. Similarly, if the actual investment performance is less than the AIR, your variable Annuity Payments will decrease.



Your variable Annuity Payment is based on Annuity Units. An Annuity Unit is an accounting device used to calculate the dollar amount of Annuity Payments. (For more information, see "Variable Annuity Payments" below.)


When selecting an AIR, you should keep in mind that a lower AIR will result in a lower initial variable Annuity Payment, but subsequent variable Annuity Payments will increase more rapidly or decline more slowly as changes occur in the investment experience of the Investment Portfolios. On the other hand, a higher AIR will result in a higher initial variable Annuity Payment than a lower AIR, but later variable Annuity Payments will rise more slowly or fall more rapidly.


A transfer during the Income Phase from a variable Annuity Payment option to a fixed Annuity Payment option may result in a reduction in the amount of Annuity Payments. (You cannot, however, make transfers from a fixed Annuity Payment option to the Investment Portfolios.)


If you choose to have any portion of your Annuity Payments be a fixed Annuity Payment, the dollar amount of each fixed Annuity Payment will not change, unless you make a transfer from a variable Annuity Payment option to the fixed Annuity Payment that causes the fixed Annuity Payment to increase. Please refer to the "Annuity Provisions" section of the Statement of Additional Information for more information.


Annuity Payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an Annuity Option. In that case, we may provide your Annuity Payment in a single lump sum instead of Annuity Payments. Likewise, if your Annuity Payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $100.


ANNUITY OPTIONS


You can choose among income plans. We call those Annuity Options. You can change your Annuity Option at any time before the Annuity Date with 30 days' notice to us.


If you do not choose an Annuity Option, Option 2, which provides a life annuity with 10 years of guaranteed Annuity Payments, will automatically be applied.


You can choose one of the following Annuity Options or any other Annuity Option acceptable to us. After Annuity Payments begin, you cannot change the Annuity Option.


If more than one frequency is permitted under your contract, choosing less frequent payments will result in each Annuity Payment being larger. Annuity Options that guarantee that payments will be made for a certain number of years regardless of whether the Annuitant or joint Annuitant are alive (such as Options 2 and 4 below) result in Annuity Payments that are smaller than Annuity Options without such a guarantee (such as Options 1 and 3 below). For Annuity Options with a designated period, choosing a shorter designated period will result in each Annuity Payment being larger.

OPTION 1. LIFE ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant is alive. We stop making Annuity Payments after the Annuitant's death. It is possible under this option to receive only one Annuity Payment if the Annuitant dies before the due date of the second payment or to receive only two Annuity Payments if the Annuitant dies before the due date of the third payment, and so on.


OPTION 2. LIFE ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant is alive. If, when the Annuitant dies, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. We will stop making Annuity Payments after the last survivor's death.


OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH 10 YEARS OF ANNUITY PAYMENTS GUARANTEED. Under this option, we will make Annuity Payments so long as the Annuitant and a second person (joint Annuitant) are both alive. When either Annuitant dies, we will continue to make Annuity Payments, so long as the survivor continues to live. If, at the last death of the Annuitant and the joint Annuitant, we have made Annuity Payments for less than ten years, we will then continue to make Annuity Payments to the Beneficiary for the rest of the 10 year period.


OPTION 5. PAYMENTS FOR A DESIGNATED PERIOD. We currently offer an Annuity Option under which fixed or variable monthly Annuity Payments are made for a selected number of years as approved by us, currently not less than 10 years. This Annuity Option may be limited or withdrawn by us in our discretion.


We may require proof of age or sex of an Annuitant before making any Annuity Payments under the contract that are measured by the Annuitant's life. If the age or sex of the Annuitant has been misstated, the amount payable will be the amount that the Account Value would have provided at the correct age or sex. Once Annuity Payments have begun, any underpayments will be made up in one sum with the next Annuity Payment. Any overpayments will be deducted from future Annuity Payments until the total is repaid.


A commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) is available under the variable Payments for a Designated Period Annuity Option (Option 5). You may not commute the fixed Payments for a Designated Period Annuity Option or any option involving a life contingency, whether fixed or variable, prior to the death of the last surviving Annuitant. Upon the death of the last surviving Annuitant, the Beneficiary may choose to continue receiving income payments or to receive the commuted value of the remaining guaranteed payments. For variable Annuity Options, the calculation of the commuted value will be done using the AIR applicable to the contract. (See "Annuity Payments" above.) For fixed Annuity Options, the calculation of the commuted value will be done using the then current Annuity Option rates.


There may be tax consequences resulting from the election of an Annuity Payment option containing a commutation feature (i.e., an Annuity Payment option that permits the withdrawal of a commuted value). (See "Federal Income Tax Status.")


Due to underwriting, administrative or Internal Revenue Code considerations, there may be limitations on payments to the survivor under Options 3 and 4 and/or the duration of the guarantee period under Options 2, 4, and 5.


Tax rules with respect to decedent contracts may prohibit the election of Joint and Last Survivor Annuity Options (or income types) and may also prohibit payments for as long as the Owner's life in certain circumstances.


In addition to the Annuity Options described above, we may offer an additional payment option that would allow your Beneficiary to take distribution of the Account Value over a period not extending beyond his or her life expectancy. Under this option, annual distributions would not be made in the form of an annuity, but would be calculated in a manner similar to the calculation of required minimum distributions from IRAs. (See "Federal Income Tax Status.") We intend to make this payment option available to both Qualified Contracts and Non-Qualified Contracts.


In the event that you purchased the contract as a Qualified Contract, you must take distribution of the Account Value in accordance with the minimum required distribution rules set forth in applicable tax law. (See "Federal Income Tax Status.") Under certain circumstances, you may satisfy those requirements by electing an Annuity Option. You may choose any death benefit available under the contract, but certain other contract provisions and programs will not be available. Upon your death, if Annuity Payments have already begun, the death benefit would be required to be distributed to your Beneficiary at least as rapidly as under the method of distribution in effect at the time of your death.


VARIABLE ANNUITY PAYMENTS


The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The first variable Annuity Payment will be based upon the Adjusted Contract Value, the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


The dollar amount of variable Annuity Payments after the first payment is determined as follows:


o The dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, provided that transfers among the Investment Portfolios will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the Investment Portfolio to which the transfer is made, and the number of Annuity Units will be adjusted for transfers to a fixed Annuity Option. Please see the Statement of Additional Information for details about making transfers during the Annuity Phase.


o The fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.


o The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.


ANNUITY UNIT. The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us. The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor (see the Statement of Additional Information for a definition) for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.


FIXED ANNUITY PAYMENTS


The Adjusted Contract Value (defined above under "Variable Annuity Payments") is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made. You may not make a transfer from the fixed Annuity Option to the variable Annuity Option.



6. ACCESS TO YOUR MONEY

You (or in the case of a death benefit, or certain Annuity Options upon the death of the last surviving Annuitant, your Beneficiary) can have access to the money in your contract:


(1) by making a withdrawal (either a partial or a complete withdrawal);


(2) by electing to receive Annuity Payments;


(3) when a death benefit is paid to your Beneficiary; or


(4) under certain Annuity Options described under "Annuity Payments (The Income Phase) -- Annuity

      Options" that provide for continuing Annuity Payments or a cash refund to your Beneficiary upon the death of the last surviving Annuitant.


Under most circumstances, withdrawals can only be made during the Accumulation Phase.


You may establish a withdrawal plan under which you can receive substantially equal periodic payments in order to comply with the requirements of Sections 72(q) or (t) of the Code. Premature modification or termination of such payments may result in substantial penalty taxes. (See "Federal Income Tax Status.")


When you make a complete withdrawal, you will receive the withdrawal value of the contract. The withdrawal value of the contract is the Account Value of the contract at the end of the Business Day when we receive a written request for a withdrawal:


o  less any applicable withdrawal charge;


o  less any premium or other tax;


o  less any account fee; and

o  less any applicable pro rata GWB rider charge.


Unless you instruct us otherwise, any partial withdrawal will be made pro rata from the Fixed Account and the Investment Portfolio(s) you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the Investment Portfolio or Fixed Account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the Account Value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal. (See "Purchase -- Termination for Low Account Value" for more information.)


We will pay the amount of any withdrawal from the Separate Account within seven days of when we receive the request in Good Order unless the suspension of payments or transfers provision is in effect.


We may withhold payment of withdrawal proceeds if any portion of those proceeds would be derived from a contract Owner's check that has not yet cleared (i.e., that could still be dishonored by the contract Owner's banking institution). We may use telephone, fax, Internet or other means of communication to verify that payment from the contract Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Contract Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


How to withdraw all or part of your Account Value:


o You must submit a request to our Annuity Service Center. (See "Other Information -- Requests and Elections.")


o If you would like to have the withdrawal charge waived under the Nursing Home or Hospital Confinement Rider or the Terminal Illness Rider, you must provide satisfactory evidence of confinement to a nursing home or hospital or terminal illness. (See "Expenses -- Reduction or Elimination of the Withdrawal Charge.")


o You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed on them).


o We have to receive your withdrawal request in our Annuity Service Center prior to the Annuity Date or Owner's death; provided, however, that you may submit a written withdrawal request any time prior to the Annuity Date that indicates that the withdrawal should be processed as of the Annuity Date. Solely for the purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the Accumulation Unit value calculated as of, the Annuity Date. Your request must be received at our Annuity Service Center on or before the Annuity Date.


There are limits to the amount you can withdraw from certain qualified plans including Qualified and TSA plans. (See "Federal Income Tax Status.")


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU MAKE.


DIVORCE. A withdrawal made pursuant to a divorce or separation instrument is subject to the same withdrawal charge provisions as described in "Expenses -- Withdrawal Charge," if permissible under tax law. In addition, the withdrawal will reduce the Account Value, the death benefit, and the amount of any optional living or death benefit (including the benefit base we use to determine the guaranteed amount of the benefit). The amount withdrawn could exceed the maximum amount that can be withdrawn without causing a proportionate reduction in the benefit base used to calculate the guaranteed amount provided by an optional rider, as described in the "Living Benefits" section. The withdrawal could have a significant negative impact on the death benefit and on any optional rider benefit.


SYSTEMATIC WITHDRAWAL PROGRAM


You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total Purchase Payments each year. You can receive payments monthly or quarterly, provided that each payment must amount to at least $100 (unless we consent otherwise). We reserve the right to change the required minimum systematic withdrawal amount. If the New York Stock Exchange is closed on a day when the withdrawal is to be made, we will process the withdrawal on the next Business Day. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of the withdrawal charge, see "Expenses" above.)


We will terminate your participation in the Systematic Withdrawal Program when we receive notification of your death.


INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS.


SUSPENSION OF PAYMENTS OR TRANSFERS


We may be required to suspend or postpone payments for withdrawals or transfers for any period when:


o the New York Stock Exchange is closed (other than customary weekend and holiday closings);


o  trading on the New York Stock Exchange is restricted;


o an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios; or


o during any other period when the Securities and Exchange Commission, by order, so permits for the protection of Owners.


We have reserved the right to defer payment for a withdrawal or transfer from the Fixed Account for the period permitted by law, but not for more than six months.


Federal laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to block an Owner's ability to make certain transactions and thereby refuse to accept any requests for transfers, withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator. We may also be required to provide additional information about you and your contract to government regulators.



7. LIVING BENEFITS

GUARANTEED WITHDRAWAL BENEFITS


There are two optional guaranteed withdrawal benefit (GWB) riders under this contract:


o  the Lifetime Withdrawal Guarantee


o  the Guaranteed Withdrawal Benefit I (GWB I)


The Lifetime Withdrawal Guarantee is currently available for purchase in all states. The GWB I is not available for purchase. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your financial representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


If you purchase the Lifetime Withdrawal Guarantee rider, you must elect it at the time you purchase the contract, prior to age 81. The GWB I rider must also have been elected at the time you purchased the contract, prior to age 81. Once elected, a guaranteed withdrawal benefit rider cannot be terminated, except as stated below in the description of each rider.


Each guaranteed withdrawal benefit rider guarantees that the entire amount of Purchase Payments you make during the period of time specified in your rider will be returned to you through a series of withdrawals which you may begin taking immediately or at a later time, provided withdrawals in any Contract Year do not exceed the maximum amount allowed. This means that, regardless of negative investment performance, you can take specified annual withdrawals until the entire amount of the Purchase Payments you made during the time period specified in your rider has been returned to you. Moreover, if you make your first withdrawal on or after the date you reach age 59 1/2, the Lifetime Withdrawal Guarantee rider guarantees income for your life (and the life of your spouse, if the Joint Life version of the rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even after the entire amount of Purchase Payments has been returned. (See "Description of the Lifetime Withdrawal Guarantee" below and section A of Appendix D.)


THE RIDER GUARANTEES MAY BE REDUCED IF YOUR ANNUAL WITHDRAWALS ARE GREATER THAN THE MAXIMUM AMOUNT ALLOWED, CALLED THE ANNUAL BENEFIT PAYMENT, WHICH IS DESCRIBED IN MORE DETAIL BELOW. The guaranteed withdrawal benefit riders do not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (both as described below) under the Lifetime Withdrawal Guarantee, and the Benefit Base (as described below) under the GWB I, cannot be taken as a lump sum. (However, if you cancel the Lifetime Withdrawal Guarantee rider after a waiting period of at least fifteen years, the Guaranteed Principal Adjustment will increase your Account Value to the Purchase Payments credited within the first 120 days of the date that we issue the contract, reduced proportionately for any withdrawals. See "Description of the Lifetime Withdrawal Guarantee -- Cancellation and Guaranteed Principal Adjustment" below.) Income taxes and penalties may apply to your withdrawals, and withdrawal charges may apply to withdrawals during the first Contract Year unless you take the necessary steps to elect such withdrawals under a Systematic Withdrawal Program. Withdrawal charges will also apply to withdrawals of Purchase Payments that exceed the free withdrawal amount. (See "Expenses -- Withdrawal Charge.") The withdrawal charge is deducted from the Remaining Guaranteed Withdrawal Amount or the Benefit Base.


IF IN ANY CONTRACT YEAR YOU TAKE CUMULATIVE WITHDRAWALS THAT EXCEED THE ANNUAL BENEFIT PAYMENT, THE TOTAL PAYMENTS THAT THE GUARANTEED WITHDRAWAL BENEFIT RIDERS GUARANTEE THAT YOU OR YOUR BENEFICIARY WILL RECEIVE FROM THE CONTRACT OVER TIME MAY BE LESS THAN THE INITIAL TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE OR THE INITIAL GUARANTEED WITHDRAWAL AMOUNT FOR GWB I. THIS REDUCTION MAY BE SIGNIFICANT AND MEANS THAT RETURN OF YOUR PURCHASE PAYMENTS MAY BE LOST. THE RIDER CHARGE WILL CONTINUE TO BE DEDUCTED AND CALCULATED BASED ON THE TOTAL GUARANTEED WITHDRAWAL AMOUNT FOR THE LIFETIME WITHDRAWAL GUARANTEE, OR THE GUARANTEED WITHDRAWAL AMOUNT FOR GWB I, UNTIL TERMINATION OF THE RIDER (EXCEPT AS DESCRIBED BELOW FOR THE GWB I RIDER CHARGE WHEN THE BENEFIT BASE EQUALS ZERO).


o IF THE LIFETIME WITHDRAWAL GUARANTEE IS IN EFFECT, THE TOTAL GUARANTEED WITHDRAWAL AMOUNT WILL NOT DECREASE DUE TO WITHDRAWALS THAT DO NOT EXCEED THE MAXIMUM AMOUNT ALLOWED IN ANY CONTRACT YEAR. WITHDRAWALS THAT EXCEED THE MAXIMUM AMOUNT ALLOWED IN ANY CONTRACT YEAR MAY DECREASE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT.


o IF THE GWB I RIDER IS IN EFFECT, THE GUARANTEED WITHDRAWAL AMOUNT WILL NOT DECREASE DUE TO WITHDRAWALS.


IF THE LIFETIME WITHDRAWAL GUARANTEE IS IN EFFECT, WE WILL CONTINUE TO ASSESS THE LIFETIME WITHDRAWAL GUARANTEE RIDER CHARGE EVEN IN THE CASE WHERE YOUR REMAINING GUARANTEED WITHDRAWAL AMOUNT, AS DESCRIBED BELOW, EQUALS ZERO. HOWEVER, IF THE GWB I RIDER IS IN EFFECT, WE WILL NOT CONTINUE TO ASSESS THE GWB RIDER CHARGE IF YOUR BENEFIT BASE, AS DESCRIBED BELOW, EQUALS ZERO.


WITHDRAWAL CHARGE. We will apply a withdrawal charge to withdrawals from Purchase Payments of up to 8% of Purchase Payments taken in the first eight years following receipt of the applicable Purchase Payment. (See
"Expenses -- Withdrawal Charge -- Free Withdrawal Amount" and "Access to Your Money -- Systematic Withdrawal Program.")


TAXES. Withdrawals of taxable amounts will be subject to ordinary income tax and, if made prior to age 59 1/2, a 10% federal tax penalty may apply.


TAX TREATMENT. THE TAX TREATMENT OF WITHDRAWALS UNDER THE GUARANTEED WITHDRAWAL BENEFIT RIDERS IS UNCERTAIN. IT IS CONCEIVABLE THAT THE AMOUNT OF POTENTIAL GAIN COULD BE DETERMINED BASED ON THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (FOR THE LIFETIME WITHDRAWAL GUARANTEE) OR THE BENEFIT BASE (FOR GWB I) AT THE TIME OF THE WITHDRAWAL, IF THE REMAINING GUARANTEED WITHDRAWAL AMOUNT (FOR THE LIFETIME

WITHDRAWAL GUARANTEE) OR THE BENEFIT BASE (FOR GWB I) IS GREATER THAN THE ACCOUNT VALUE (PRIOR TO WITHDRAWAL CHARGES). THIS COULD RESULT IN A GREATER AMOUNT OF TAXABLE INCOME REPORTED UNDER A WITHDRAWAL AND CONCEIVABLY A LIMITED ABILITY TO RECOVER ANY REMAINING BASIS IF THERE IS A LOSS ON SURRENDER OF THE CONTRACT. CONSULT YOUR TAX ADVISER PRIOR TO PURCHASE.


LIFETIME WITHDRAWAL GUARANTEE, GWB I, AND DECEDENT CONTRACTS. If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any annuity contract (whether a Qualified Contract or a Non-Qualified Contract) or IRA (or any other tax-qualified arrangement) of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the Lifetime Withdrawal Guarantee rider.


If you are purchasing this contract with a nontaxable transfer of the death benefit proceeds of any Non-Qualified annuity contract of which you were the Beneficiary and you are "stretching" the distributions under the IRS required distribution rules, you may not purchase the GWB I rider.


(See Appendix D for examples of the guaranteed withdrawal benefit riders.)


DESCRIPTION OF THE LIFETIME WITHDRAWAL GUARANTEE


The Lifetime Withdrawal Guarantee rider is an optional rider. In considering whether to purchase the Lifetime Withdrawal Guarantee rider, you must consider your desire for protection and the cost of the rider with the possibility that had you not purchased the rider, your Account Value may be higher. In considering the benefit of lifetime withdrawals, you should consider the impact of inflation. Even relatively low levels of inflation may have a significant effect on purchasing power. The Automatic Annual Step-Up, as described below, may provide protection against inflation, if and when there are strong investment returns. As with any guaranteed withdrawal benefit rider, the Lifetime Withdrawal Guarantee rider, however, does not assure that you will receive strong, let alone any, return on your investments.


TOTAL GUARANTEED WITHDRAWAL AMOUNT. The Total Guaranteed Withdrawal Amount is the minimum amount that you are guaranteed to receive over time while the Lifetime Withdrawal Guarantee rider is in effect. We assess the Lifetime Withdrawal Guarantee rider charge as a percentage of the Total Guaranteed Withdrawal Amount. The initial Total Guaranteed Withdrawal Amount is equal to your initial Purchase Payment. The Total Guaranteed Withdrawal Amount is increased (up to a maximum of $5,000,000) by additional Purchase Payments. The Total Guaranteed Withdrawal Amount is also increased by the Compounding Income Amount, as described below.


Withdrawals that do not exceed the Annual Benefit Payment (see "Annual Benefit Payment" below) do not reduce the Total Guaranteed Withdrawal Amount. We refer to this type of withdrawal as a Non-Excess Withdrawal. IF, HOWEVER, YOU TAKE A WITHDRAWAL THAT RESULTS IN CUMULATIVE WITHDRAWALS FOR THE CURRENT CONTRACT YEAR THAT EXCEED THE ANNUAL BENEFIT PAYMENT (AN "EXCESS WITHDRAWAL"), THEN WE WILL REDUCE THE TOTAL GUARANTEED WITHDRAWAL AMOUNT BY AN AMOUNT EQUAL TO THE DIFFERENCE BETWEEN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AFTER THE WITHDRAWAL AND THE ACCOUNT VALUE AFTER THE DECREASE FOR THE WITHDRAWAL (INCLUDING ANY APPLICABLE WITHDRAWAL CHARGE), IF SUCH ACCOUNT VALUE IS LOWER THAN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT. DEPENDING ON THE RELATIVE AMOUNTS OF THE TOTAL GUARANTEED WITHDRAWAL AMOUNT AND THE ACCOUNT VALUE, SUCH A REDUCTION MAY RESULT IN A SIGNIFICANT REDUCTION IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, AND COULD HAVE THE EFFECT OF REDUCING OR ELIMINATING THE TOTAL AMOUNT YOU ARE GUARANTEED TO RECEIVE OVER TIME UNDER THE LWG RIDER. (SEE "MANAGING YOUR WITHDRAWALS" BELOW.) If the Account Value after the decrease for the withdrawal (including any applicable withdrawal charge) is equal to or higher than the Total Guaranteed Withdrawal Amount after the withdrawal, the Total Guaranteed Withdrawal Amount will not change. (See sections A and B of Appendix D for examples of how withdrawals affect the Total Guaranteed Withdrawal Amount.)


REMAINING GUARANTEED WITHDRAWAL AMOUNT. The Remaining Guaranteed Withdrawal Amount is the remaining amount guaranteed to be received over time. The initial Remaining Guaranteed Withdrawal Amount is equal to the initial Total Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount is increased (up to a maximum of $5,000,000) by additional Purchase Payments. The Remaining Guaranteed Withdrawal Amount is also increased by the Compounding Income Amount, as described below.

The Remaining Guaranteed Withdrawal Amount is decreased by the amount of each withdrawal (including any applicable withdrawal charges), regardless of whether or not the withdrawal exceeds the Annual Benefit Payment. IF A WITHDRAWAL RESULTS IN CUMULATIVE WITHDRAWALS FOR THE CURRENT CONTRACT YEAR THAT EXCEED THE ANNUAL BENEFIT PAYMENT (AN "EXCESS WITHDRAWAL"), THE REMAINING GUARANTEED WITHDRAWAL AMOUNT WILL ALSO BE REDUCED BY AN ADDITIONAL AMOUNT EQUAL TO THE DIFFERENCE BETWEEN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT AFTER THE WITHDRAWAL AND THE ACCOUNT VALUE AFTER THE WITHDRAWAL (IF SUCH ACCOUNT VALUE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT). DEPENDING ON THE RELATIVE AMOUNTS OF THE REMAINING GUARANTEED WITHDRAWAL AMOUNT AND THE ACCOUNT VALUE, SUCH A REDUCTION MAY RESULT IN A SIGNIFICANT REDUCTION IN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT, AND COULD HAVE THE EFFECT OF REDUCING OR ELIMINATING THE TOTAL AMOUNT YOU ARE GUARANTEED TO RECEIVE OVER TIME UNDER THE LWG RIDER. (SEE "MANAGING YOUR WITHDRAWALS" BELOW.) If the Account Value after the decrease for the withdrawal (including any applicable withdrawal charge) is equal to or higher than the Remaining Guaranteed Withdrawal Amount after the withdrawal, the only change to the Remaining Guaranteed Withdrawal Amount will be the reduction by the amount of the withdrawal (including any applicable withdrawal charge). Limiting your cumulative withdrawals during a Contract Year to not more than the Annual Benefit Payment will result in dollar-for-dollar treatment of the withdrawals.


As described below under "Annual Benefit Payment," the Remaining Guaranteed Withdrawal Amount is the total amount you are guaranteed to receive over time if you take your first withdrawal before the Owner or older Joint Owner (or the Annuitant if the Owner is a non-natural person) is age 59 1/2. The Remaining Guaranteed Withdrawal Amount is also used to calculate an alternate death benefit available under the Lifetime Withdrawal Guarantee (see "Additional Information" below). We will continue to assess the Lifetime Withdrawal Guarantee rider charge even in the case where your Remaining Guaranteed Withdrawal Amount equals zero. (See sections A and B of Appendix D for examples of how withdrawals affect the Remaining Guaranteed Withdrawal Amount.)


COMPOUNDING INCOME AMOUNT. The Compounding Income Amount increases the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (up to a maximum of $5,000,000) on each contract anniversary until the earlier of:
(a) the date of the first withdrawal from the contract or (b) the tenth contract anniversary. For contracts issued based on applications and necessary information received by our Annuity Service Center, in Good Order, after the close of the New York Stock Exchange on August 9, 2013 (November 8, 2013 in Nevada and Oregon), the Compounding Income Amount increases the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount by an amount equal to 4% multiplied by the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount before such increase. We take the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount as of the last day of the Contract Year to determine the amount subject to the increase. The Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount may also be increased by the Automatic Annual Step-Up, if that would result in a higher Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount. (See section B of Appendix D.) The 4% increase described in this section will be made before any step-ups as described under "Automatic Annual Step-Up" below. (For contracts issued based on applications and necessary information received by our Annuity Service Center, in Good Order, before the close of the New York Stock Exchange on August 9, 2013 (November 8, 2013 in Nevada and Oregon), see "Prior Version of Lifetime Withdrawal Guarantee" below.)


AUTOMATIC ANNUAL STEP-UP. On each contract anniversary prior to the Owner's 86th birthday, an Automatic Annual Step-Up will occur, provided that the Account Value exceeds the Total Guaranteed Withdrawal Amount (after compounding) immediately before the step-up (and provided that you have chosen not to decline the step-up as described below).


The Automatic Annual Step-Up:


o resets the Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount to the Account Value on the date of the step-up, up to a maximum of $5,000,000;


o resets the Annual Benefit Payment equal to the Withdrawal Rate (see "Annual Benefit Payment" below) multiplied by the Total Guaranteed Withdrawal Amount after the step-up; and


o may reset the Lifetime Withdrawal Guarantee rider charge to a rate that does not exceed the lower of: (a) the maximum rider charge applicable to your version of the Lifetime Withdrawal Guarantee or (b) the current rate that we would charge for the same rider available for new contract purchases at the time of the step-up.


For information on the maximum rider charge applicable to your version of the Lifetime Withdrawal Guarantee, see "Expenses -- Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit -- Rider Charge."


In the event that the charge applicable to contract purchases at the time of the step-up is higher than your current Lifetime Withdrawal Guarantee rider charge, you will be notified in writing a minimum of 30 days in advance of the applicable contract anniversary and be informed that you may choose to decline the Automatic Annual Step-Up. If you choose to decline the Automatic Annual Step-Up, you must notify us in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center no less than seven calendar days prior to the applicable contract anniversary). Once you notify us of your decision to decline the Automatic Annual Step-Up, you will no longer be eligible for future Automatic Annual Step-Ups until you notify us in writing to our Annuity Service Center that you wish to reinstate the step-ups. This reinstatement will take effect at the next contract anniversary after we receive your request for reinstatement. (See section C of Appendix D.)


For contracts issued in all states except Oregon, if your contract was issued
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based on an application and necessary information received at our Annuity Service Center in Good Order before the close of the New York Stock Exchange on May 1, 2009, and your Total Guaranteed Withdrawal Amount is increased due to an Automatic Annual Step-Up on a contract anniversary occurring on July 1, 2012 or later, we currently will increase the rider charge for the Single Life version to 0.95% of the Total Guaranteed Withdrawal Amount, and we will increase the rider charge for the Joint Life version to 1.20% of the Total Guaranteed Withdrawal Amount.


Please note that the Automatic Annual Step-Up may be of limited benefit if you intend to make Purchase Payments that would cause your Account Value to approach $5,000,000, since the Total Guaranteed Withdrawal Amount and Remaining Guaranteed Withdrawal Amount cannot exceed $5,000,000.


ANNUAL BENEFIT PAYMENT. The initial Annual Benefit Payment is equal to the initial Total Guaranteed Withdrawal Amount multiplied by the Withdrawal Rate. For contracts issued based on applications and necessary information received by our Annuity Service Center, in Good Order, after the close of the New York Stock Exchange on August 9, 2013 (November 8, 2013 in Nevada and Oregon), the Withdrawal Rate is 4%. If the Total Guaranteed Withdrawal Amount is later recalculated (for example, because of additional Purchase Payments, the Compounding Income Amount, the Automatic Annual Step-Up, or Excess Withdrawals), the Annual Benefit Payment is reset equal to the new Total Guaranteed Withdrawal Amount multiplied by the Withdrawal Rate. (For contracts issued based on applications and necessary information received by our Annuity Service Center, in Good Order, before the close of the New York Stock Exchange on August 9, 2013 (November 8, 2013 in Nevada and Oregon), see "Prior Version of Lifetime Withdrawal Guarantee" below.)


o If you take your first withdrawal before the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted, even if your Account Value declines to zero due to market performance, so long as you do not take Excess Withdrawals; however, you will not be guaranteed income for the rest of your life.


o If you take your first withdrawal on or after the date you reach age 59 1/2, we will continue to pay the Annual Benefit Payment each year for the rest of your life (and the life of your spouse, if the Joint Life version of the Lifetime Withdrawal Guarantee rider was elected, and your spouse elects to continue the contract and is at least age 59 1/2 at continuation), even if your Remaining Guaranteed Withdrawal Amount and/or Account Value declines to zero.


YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS IF YOU HAVE ELECTED THE LIFETIME WITHDRAWAL GUARANTEE. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE LIFETIME WITHDRAWAL GUARANTEE. FOR EXAMPLE, IF YOU TAKE YOUR FIRST WITHDRAWAL BEFORE THE DATE YOU REACH AGE
59 1/2, YOU WILL NOT

BE GUARANTEED INCOME FOR THE REST OF YOUR LIFE. IN ADDITION, YOUR TOTAL GUARANTEED WITHDRAWAL AMOUNT IS NO LONGER INCREASED BY THE COMPOUNDING INCOME AMOUNT ONCE YOU MAKE YOUR FIRST WITHDRAWAL. IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.


At any time during the Accumulation Phase, you can elect to annuitize under current annuity rates in lieu of continuing the Lifetime Withdrawal Guarantee rider. Annuitization may provide higher income amounts if the current Annuity Option rates applied to the Adjusted Contract Value on the Annuity Date exceed the payments under the Lifetime Withdrawal Guarantee rider. Also, income amounts provided by annuitizing under current annuity rates may be higher due to different tax treatment of this income compared to the tax treatment of the payments received under the Lifetime Withdrawal Guarantee rider. (See "Federal Income Tax Status -- Withdrawals," and see "Lifetime Withdrawal Guarantee and Annuitization" at the end of this section of the prospectus.)


PRIOR VERSION OF LIFETIME WITHDRAWAL GUARANTEE. For contracts issued based on applications and necessary information received by our Annuity Service Center, in Good Order, before the close of the New York Stock Exchange on August 9, 2013 (November 8, 2013 in Nevada and Oregon), the Compounding Income Amount and Withdrawal Rate for the Lifetime Withdrawal Guarantee are 5%.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To ensure that you retain the full guarantees of this rider, your annual withdrawals cannot exceed the Annual Benefit Payment each Contract Year. If a withdrawal charge does apply, the charge is not included in the amount withdrawn for the purpose of calculating whether annual withdrawals during a Contract Year exceed the Annual Benefit Payment.


IF YOU TAKE AN EXCESS WITHDRAWAL (A WITHDRAWAL FROM YOUR CONTRACT THAT RESULTS IN ANNUAL WITHDRAWALS DURING A CONTRACT YEAR EXCEEDING THE ANNUAL BENEFIT PAYMENT), THE TOTAL GUARANTEED WITHDRAWAL AMOUNT MAY BE RECALCULATED AND THE ANNUAL BENEFIT PAYMENT WILL BE REDUCED TO THE NEW TOTAL GUARANTEED WITHDRAWAL AMOUNT MULTIPLIED BY THE WITHDRAWAL RATE. IN ADDITION, AS NOTED ABOVE, IF YOU TAKE AN EXCESS WITHDRAWAL, THE REMAINING GUARANTEED WITHDRAWAL AMOUNT WILL ALSO BE REDUCED BY AN ADDITIONAL AMOUNT EQUAL TO THE DIFFERENCE BETWEEN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT AFTER THE WITHDRAWAL AND THE ACCOUNT VALUE AFTER THE WITHDRAWAL (IF SUCH ACCOUNT VALUE IS LOWER THAN THE REMAINING GUARANTEED WITHDRAWAL AMOUNT). THESE REDUCTIONS IN THE TOTAL GUARANTEED WITHDRAWAL AMOUNT, ANNUAL BENEFIT PAYMENT, AND REMAINING GUARANTEED WITHDRAWAL AMOUNT MAY BE SIGNIFICANT. You are still eligible to receive either lifetime payments or the remainder of the Remaining Guaranteed Withdrawal Amount so long as the Excess Withdrawal did not cause your Account Value to drop to zero. AN EXCESS WITHDRAWAL THAT REDUCES THE ACCOUNT VALUE TO ZERO WILL TERMINATE THE CONTRACT.


You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Remaining Guaranteed Withdrawal Amount and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 4% of your Total Guaranteed Withdrawal Amount, you cannot withdraw 3% in one year and then withdraw 5% the next year without exceeding your Annual Benefit Payment in the second year. (See sections A and B of Appendix D.)


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section

401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.

These required distributions may be larger than your Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual

Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit

Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount may exceed your Annual Benefit Payment and may cause the Total Guaranteed Withdrawal Amount to be recalculated and the

Annual Benefit Payment to be reduced. YOU MUST BE ENROLLED ONLY IN THE
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AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN THE ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


JOINT LIFE VERSION. A Joint Life version of the Lifetime Withdrawal Guarantee rider is available. Like the Single Life version of the Lifetime Withdrawal Guarantee rider, the Joint Life version must be elected at the time you purchase the contract, and the Owner (or older Joint Owner) must be age 80 or younger. Under the Joint Life version, when the Owner of the contract dies (or when the first Joint Owner dies), the Lifetime Withdrawal Guarantee rider will automatically remain in effect only if the spouse is the primary Beneficiary and elects to continue the contract under the spousal continuation provisions. (See "Death Benefit -- Spousal Continuation.") This means that if you purchase the Joint Life version and subsequently get divorced, or your spouse is no longer the primary Beneficiary at the time of your death, he or she will not be eligible to receive payments under the Lifetime Withdrawal Guarantee rider. If the spouse is younger than age 59 1/2 when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. If the spouse is age
59 1/2 or older when he or she elects to continue the contract, the spouse will receive the Annual Benefit Payment each year for the remainder of his or her life. (For information on the current and maximum rider charges for the Joint Life version of the Lifetime Withdrawal Guarantee, see "Expenses -- Lifetime Withdrawal Guarantee and Guaranteed Withdrawal Benefit -- Rider Charge.")


In situations in which a trust is both the Owner and Beneficiary of the contract, the Joint Life version of the Lifetime Withdrawal Guarantee would not apply.


CANCELLATION AND GUARANTEED PRINCIPAL ADJUSTMENT. You may elect to cancel the Lifetime Withdrawal Guarantee rider on the contract anniversary every five Contract Years for the first 15 Contract Years and annually thereafter. We must receive your cancellation request within 30 days following the applicable contract anniversary in accordance with our Administrative Procedures (currently we require you to submit your request in writing to our Annuity Service Center). The cancellation will take effect upon our receipt of your request. If cancelled, the Lifetime Withdrawal Guarantee rider will terminate and we will no longer deduct the Lifetime Withdrawal Guarantee rider charge. The variable annuity contract, however, will continue.


If you cancel the Lifetime Withdrawal Guarantee rider on the fifteenth contract anniversary or any contract anniversary thereafter, we will add a Guaranteed Principal Adjustment to your Account Value. The Guaranteed Principal Adjustment is intended to restore your initial investment in the contract in the case of poor investment performance. The Guaranteed Principal Adjustment is equal to
(a) - (b) where:


(a) is Purchase Payments credited within 120 days of the date that we issued the contract, reduced proportionately by the percentage reduction in Account Value attributable to any partial withdrawals taken (including any applicable withdrawal charges) and


(b) is the Account Value on the date of cancellation.


The Guaranteed Principal Adjustment will be added to each applicable Investment Portfolio in the ratio the portion of the Account Value in such Investment Portfolio bears to the total Account Value in all Investment Portfolios. The Guaranteed Principal Adjustment will never be less than zero.


ONLY PURCHASE PAYMENTS MADE DURING THE FIRST 120 DAYS THAT YOU HOLD THE CONTRACT ARE TAKEN INTO CONSIDERATION IN DETERMINING THE GUARANTEED PRINCIPAL ADJUSTMENT. CONTRACT OWNERS WHO ANTICIPATE MAKING PURCHASE PAYMENTS AFTER 120 DAYS SHOULD UNDERSTAND THAT SUCH PAYMENTS WILL NOT INCREASE THE GUARANTEED PRINCIPAL ADJUSTMENT. PURCHASE PAYMENTS MADE AFTER 120 DAYS ARE ADDED TO YOUR ACCOUNT VALUE AND IMPACT WHETHER OR NOT A BENEFIT IS DUE. THEREFORE, THE LIFETIME WITHDRAWAL GUARANTEE MAY NOT BE APPROPRIATE FOR YOU IF YOU INTEND TO MAKE ADDITIONAL PURCHASE PAYMENTS AFTER THE 120-DAY PERIOD AND ARE PURCHASING THE LIFETIME WITHDRAWAL GUARANTEE FOR ITS GUARANTEED PRINCIPAL ADJUSTMENT FEATURE.


TERMINATION OF THE LIFETIME WITHDRAWAL GUARANTEE RIDER. The Lifetime Withdrawal Guarantee rider will terminate upon the earliest of:

(1) the date of a full withdrawal of the Account Value (you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the withdrawal did not exceed the Annual Benefit Payment and the provisions and conditions of the rider have been met) (a pro rata portion of the rider charge will be assessed);


(2) the date all of the Account Value is applied to an Annuity Option (a pro rata portion of the rider charge will be assessed);


(3) the date there are insufficient funds to deduct the Lifetime Withdrawal Guarantee rider charge from the Account Value and your contract is thereby terminated (whatever Account Value is available will be applied to pay the rider charge and you are still eligible to receive either the Remaining Guaranteed Withdrawal Amount or lifetime payments, provided the provisions and conditions of the rider have been met; however, you will have no other benefits under the contract);


(4) death of the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person), except where the contract is issued under the Joint Life version of the Lifetime Withdrawal Guarantee, the primary Beneficiary is the spouse, and the spouse elects to continue the contract under the spousal continuation provisions of the contract;


(5) change of the Owner or Joint Owner for any reason, subject to our administrative procedures (a pro rata portion of the rider charge will be assessed);


(6) the effective date of the cancellation of the rider; or


(7) termination of the contract to which the rider is attached, other than due to death (a pro rata portion of the rider charge will be assessed).


Once the rider is terminated, the Lifetime Withdrawal Guarantee rider charge will no longer be deducted.


ADDITIONAL INFORMATION. The Lifetime Withdrawal Guarantee rider may affect the death benefit available under your contract. If the Owner or Joint Owner should die while the Lifetime Withdrawal Guarantee rider is in effect, an additional death benefit amount will be calculated under the Lifetime Withdrawal Guarantee rider which can be taken in a lump sum. The Lifetime Withdrawal Guarantee death benefit amount that may be taken as a lump sum will be equal to total Purchase Payments less any partial withdrawals (deducted on a dollar-for-dollar basis). If this death benefit amount is greater than the death benefit provided by your contract, and if withdrawals in each Contract Year did not exceed the Annual Benefit Payment, then this death benefit amount will be paid instead of the death benefit provided by the contract. All other provisions of your contract's death benefit will apply.


Alternatively, the Beneficiary may elect to receive the Remaining Guaranteed Withdrawal Amount as a death benefit in which case we will pay the Remaining Guaranteed Withdrawal Amount on a monthly basis (or any mutually agreed upon frequency, but no less frequently than annually) until the Remaining Guaranteed Withdrawal Amount is exhausted. The Beneficiary's withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments, however, we reserve the right to accelerate any payment, in a lump sum, that is less that $500 (see below). This death benefit will be paid instead of the applicable contractual death benefit or the additional death benefit amount calculated under the Lifetime Withdrawal Guarantee as described above. Otherwise, the provisions of those contractual death benefits will determine the amount of the death benefit. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, if the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Remaining Guaranteed Withdrawal Amount is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Remaining Guaranteed Withdrawal Amount must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the Lifetime Withdrawal Guarantee rider because (1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the Lifetime Withdrawal Guarantee rider charge; or (3) the contract Owner dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract, you may not make additional Purchase Payments under the contract.


LIFETIME WITHDRAWAL GUARANTEE AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value. Annuitization may provide higher income amounts than the payments under the Lifetime Withdrawal Guarantee rider, depending on the applicable annuity option rates and your Account Value on the Annuity Date.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions.


(2) If you took withdrawals before age 59 1/2, and therefore you are not eligible for lifetime withdrawals under the Lifetime Withdrawal Guarantee rider, elect to receive the Annual Benefit Payment paid each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


(3) If you are eligible for lifetime withdrawals under the Lifetime Withdrawal Guarantee rider, elect to receive the Annual Benefit Payment paid each year until your death (or the later of you and your spousal Beneficiary's death for the Joint Life version). If you (or you and your spousal Beneficiary for the Joint Life version) die before the Remaining Guaranteed Withdrawal Amount is depleted, your Beneficiaries will continue to receive payments equal to the Annual Benefit Payment each year until the Remaining Guaranteed Withdrawal Amount is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Remaining Guaranteed Withdrawal Amount to zero.


If you do not select an Annuity Option or elect to receive payments under the Lifetime Withdrawal Guarantee rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the Lifetime Withdrawal Guarantee rider.


(See Appendix D for examples of the guaranteed withdrawal benefit riders.)


DESCRIPTION OF GWB I


The GWB I is not available for purchase. In marketing or other materials, we may refer to the GWB I as the "GWB" or the "Guaranteed Withdrawal Benefit."


BENEFIT BASE. The Guaranteed Withdrawal Amount is the maximum total amount of money that you are guaranteed to receive over time under the GWB I rider. At issue, the Benefit Base and the Guaranteed Withdrawal Amount are both equal to your initial Purchase Payment. At any subsequent point in time, the Benefit Base is the remaining amount of money that you are guaranteed to receive through annual withdrawals under the GWB I rider. Your initial Benefit Base is set at an amount equal to your initial Purchase Payment. Your Benefit Base will change with each Purchase Payment made. Also, each withdrawal will reduce your Benefit Base. If negative investment performance reduces your Account Value below the Benefit Base, you are still guaranteed to be able to withdraw the entire amount of your Benefit Base.


The Benefit Base is equal to:


o  Your initial Purchase Payment;


o  Increased by each subsequent Purchase Payment made;


o Less the amount of any withdrawals; provided, however, that if a withdrawal from your contract is not payable to the contract Owner or contract Owner's bank account (or to the Annuitant or Annuitant's bank account, if the Owner is a non-natural person), or results in cumulative withdrawals (including any applicable withdrawal charge) for the current Contract Year exceeding the Annual Benefit Payment, and the resulting Benefit Base exceeds the Account Value, an additional reduction in the Benefit Base will be made. This additional reduction will be equal to the difference between the Benefit Base after the decrease for the withdrawal and your Account Value after the decrease for the withdrawal.


(See section D of Appendix D for examples of how withdrawals affect the Benefit Base.)


ANNUAL BENEFIT PAYMENT. The Annual Benefit Payment is the maximum amount of your Benefit Base you may withdraw each Contract Year without adversely impacting the amount guaranteed to be available to you through withdrawals over time. The initial Annual Benefit Payment is equal to the initial Benefit Base multiplied by the GWB Withdrawal Rate (5%). The Annual Benefit Payment is reset after each subsequent Purchase Payment to the greater of: (1) the Annual Benefit Payment before the subsequent Purchase Payment and (2) the GWB Withdrawal Rate multiplied by the Benefit Base after the subsequent Purchase Payment. You can continue to receive annual withdrawals in an amount equal to or less than your Annual Benefit Payment until your Benefit Base is depleted.


MANAGING YOUR WITHDRAWALS. It is important that you carefully manage your annual withdrawals. To retain the GWB I guarantees, your annual withdrawals (including any applicable withdrawal charge) cannot exceed the Annual Benefit Payment each Contract Year. IF A WITHDRAWAL FROM YOUR CONTRACT DOES RESULT IN ANNUAL WITHDRAWALS (INCLUDING ANY APPLICABLE WITHDRAWAL CHARGE) DURING A CONTRACT YEAR EXCEEDING THE ANNUAL BENEFIT PAYMENT OR IS NOT PAYABLE TO THE CONTRACT OWNER OR CONTRACT OWNER'S BANK ACCOUNT (OR TO THE ANNUITANT OR ANNUITANT'S BANK ACCOUNT, IF THE OWNER IS A NON-NATURAL PERSON), THE ANNUAL BENEFIT PAYMENT WILL BE RECALCULATED AND MAY BE REDUCED. THIS REDUCTION MAY BE SIGNIFICANT. The new Annual Benefit Payment will equal the lower of: (1) the Annual Benefit Payment before the withdrawal and (2) your Account Value after the decrease for the withdrawal (including any applicable withdrawal charge) multiplied by the GWB Withdrawal Rate. Furthermore, since the GWB I rider charge is assessed as a percentage of the Guaranteed Withdrawal Amount, any decrease of the Annual Benefit Payment caused as a result of an excess withdrawal results in an increase in the cost of the rider relative to the benefits you will receive.


(See sections E and F of Appendix D for examples of how withdrawals and subsequent Purchase Payments affect the Annual Benefit Payment.)


You can always take annual withdrawals less than the Annual Benefit Payment. However, if you choose to receive only a part of, or none of, your Annual Benefit Payment in any given Contract Year, your Annual Benefit Payment is not cumulative and your Benefit Base and Annual Benefit Payment will not increase. For example, if your Annual Benefit Payment is 5% of your Benefit Base and you withdraw 3% one year, you cannot then withdraw 7% the next year without exceeding your Annual Benefit Payment.


REQUIRED MINIMUM DISTRIBUTIONS. For IRAs and other contracts subject to Section

401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to fulfill minimum distribution requirements generally beginning at age 70 1/2.

These required distributions may be larger than the Annual Benefit Payment. If you enroll in the Automated Required Minimum Distribution Program and elect annual withdrawals, AFTER THE FIRST CONTRACT YEAR, we will increase your Annual

Benefit Payment to equal your most recently calculated required minimum distribution amount, if such amount is greater than your Annual Benefit

Payment. Otherwise, any cumulative withdrawals you make to satisfy your required minimum distribution amount may exceed your Annual Benefit Payment; if such withdrawals exceed your Annual Benefit Payment, the Annual Benefit Payment will be recalculated and may be reduced. YOU MUST BE ENROLLED ONLY IN THE
                                                              ----
AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM TO QUALIFY FOR THIS INCREASE IN ANNUAL BENEFIT PAYMENT. YOU MAY NOT BE ENROLLED IN ANY OTHER SYSTEMATIC WITHDRAWAL PROGRAM. THE FREQUENCY OF YOUR WITHDRAWALS MUST BE ANNUAL. THE AUTOMATED REQUIRED MINIMUM DISTRIBUTION PROGRAM IS BASED ON INFORMATION RELATING TO THIS CONTRACT ONLY. To enroll in the Automated Required Minimum Distribution Program, please contact our Annuity Service Center.


GUARANTEED WITHDRAWAL AMOUNT. We assess the GWB I rider charge as a percentage of the Guaranteed Withdrawal Amount, which is initially set at an amount equal to your initial Purchase Payment. The Guaranteed Withdrawal Amount may increase with additional Purchase Payments. In this case, the Guaranteed

Withdrawal Amount will be reset equal to the greater of: (1) the Guaranteed Withdrawal Amount before the Purchase Payment and (2) the Benefit Base after the Purchase Payment. Withdrawals do not decrease the Guaranteed Withdrawal Amount. (See section G of Appendix D.) If your Guaranteed Withdrawal Amount increases, the amount of the GWB I rider charge we deduct will increase since the charge is a percentage of your Guaranteed Withdrawal Amount.


CANCELLATION. You (or your spouse, upon spousal continuation of the contract) may elect to cancel the GWB I rider in accordance with our Administrative Procedures (currently we require you to submit your cancellation request in writing to our Annuity Service Center) during the 90-day period following the 5th contract anniversary. Such cancellation will take effect upon our receipt of the request. Otherwise, the rider may not be canceled. If canceled, the GWB I rider will terminate and we will no longer deduct the GWB I rider charge. The variable annuity contract, however, will continue. If you cancel the GWB I rider, you may not re-elect it.


TERMINATION. The GWB I rider will terminate upon the earliest of:


(1) the date you make a full withdrawal of your Account Value;


(2) the date you apply all of your Account Value to an Annuity Option;


(3) the date there are insufficient funds to deduct the GWB I rider charge from your Account Value (whatever Account Value is available will be applied to pay the annual GWB I rider charge);


(4) the date we receive due proof of the Owner's death and a Beneficiary claim form, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, or the Annuitant dies if the Owner is a non-natural person; note: (a) if the spouse elects to continue the contract (so long as the spouse is less than 85 years old and the GWB I rider is in effect at the time of continuation), all terms and conditions of the GWB I rider will apply to the surviving spouse; and
       (b) we will not terminate the rider until we receive both due proof of the Owner's death and a Beneficiary claim form (from certain Beneficiaries, such as a trust, we may require additional information, such as the trust document), which means we will continue to deduct the GWB I rider charge until we receive this information;


(5) a change of the Owner or Joint Owner (or the Annuitant, if the Owner is a non-natural person) for any reason;


(6) the termination of your contract; or


(7) the effective date of the cancellation of the GWB I rider.


ADDITIONAL INFORMATION. If you take a full withdrawal of your Account Value and the withdrawal does not exceed the Annual Benefit Payment, or your Account Value is reduced to zero because you do not have a sufficient Account Value to pay the GWB I rider charge and your Benefit Base after the withdrawal is more than zero, we will commence making payments to the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) on a monthly basis (or any mutually agreed upon frequency, but not less frequently than annually) until the Benefit Base is exhausted. Your withdrawal rights then come to an end. Currently, there is no minimum dollar amount for the payments, however, we reserve the right to accelerate any payment, in a lump sum, that is less that $500 (see below). The total annual payments cannot exceed the Annual Benefit Payment, except to the extent required under the Internal Revenue Code. If you or the Joint Owner (or the Annuitant if the Owner is a non-natural person) dies while these payments are being made, your Beneficiary will receive these payments. No other death benefit will be paid.


If you cancel the rider or apply your entire Account Value to an Annuity Option, we will not deduct the GWB I rider charge from your Account Value after we deduct the charge on the effective date of the cancellation or the application of your Account Value to an Annuity Option. We will not pay any benefits as a result of the rider on or after the effective date of the cancellation or the application of your Account Value to an Annuity Option.


If the Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) should die while the GWB I rider is in effect, your Beneficiary may elect to receive the Benefit Base as a death benefit in lieu of any other contractual death benefits. Otherwise, the provisions of those death benefits will determine the amount of the death benefit and no benefit will be payable under the GWB I rider.


If the Beneficiary elects the Benefit Base as a death benefit, we will pay the remaining Benefit Base on a monthly basis

(or any mutually agreed upon frequency, but no less frequently than annually) until the Benefit Base is exhausted. Except as may be required by the Internal Revenue Code, an annual payment will not exceed the Annual Benefit Payment. If your Beneficiary dies while such payments are made, we will continue making the payments to the Beneficiary's estate unless we have agreed to another payee in writing. If the contract is a Non-Qualified Contract, any death benefit must be paid out over a time period and in a manner that satisfies Section 72(s) of the Internal Revenue Code. If the Owner (or the Annuitant, where the Owner is not a natural person) dies prior to the "annuity starting date" (as defined under the Internal Revenue Code and regulations thereunder), the period over which the Benefit Base is paid as a death benefit cannot exceed the remaining life expectancy of the payee under the appropriate IRS tables. For purposes of the preceding sentence, if the payee is a non-natural person, the Benefit Base must be paid out within 5 years from the date of death. Payments under this death benefit must begin within 12 months following the date of death.


We reserve the right to accelerate any payment, in a lump sum, that is less than $500 or to comply with requirements under the Internal Revenue Code (including minimum distribution requirements for IRAs and other contracts subject to Section 401(a)(9) of the Internal Revenue Code and Non-Qualified Contracts subject to Section 72(s)). If you terminate the GWB I rider because:
(1) you make a total withdrawal of your Account Value; (2) your Account Value is insufficient to pay the GWB I rider charge; or (3) the contract Owner or Joint Owner (or the Annuitant if the Owner is a non-natural person) dies, except where the Beneficiary or Joint Owner is the spouse of the Owner and the spouse elects to continue the contract and the spouse is less than 85 years old, you may not make additional Purchase Payments under the contract.


GWB I AND ANNUITIZATION. Since the Annuity Date at the time you purchase the contract is the later of age 90 of the Annuitant or 10 years from contract issue, you must make an election if you would like to extend your Annuity Date to the latest date permitted (subject to restrictions that may apply in your state, restrictions imposed by your selling firm, and our current established administrative procedures). If you elect to extend your Annuity Date to the latest date permitted, and that date is reached, your contract must be annuitized (see "Annuity Payments (The Income Phase)"), or you must make a complete withdrawal of your Account Value.


If you annuitize at the latest date permitted, you must elect one of the following options:


(1) Annuitize the Account Value under the contract's annuity provisions.


(2) Elect to receive the Annual Benefit Payment under the GWB I rider paid each year until the Benefit Base is depleted. These payments will be equal in amount, except for the last payment that will be in an amount necessary to reduce the Benefit Base to zero.


If you do not select an Annuity Option or elect to receive payments under the GWB I rider, we will annuitize your contract under the Life Annuity with 10 Years of Annuity Payments Guaranteed Annuity Option. However, if we do, we will adjust your Annuity Payment or the Annuity Option, if necessary, so your aggregate Annuity Payments will not be less than what you would have received under the GWB I rider.


(See Appendix D for examples of the guaranteed withdrawal benefit riders.)



8. PERFORMANCE

We periodically advertise subaccount performance relating to the Investment Portfolios. We will calculate performance by determining the percentage change in the value of an Accumulation Unit by dividing the increase (decrease) for that unit by the value of the Accumulation Unit at the beginning of the period. This performance number reflects the deduction of the Separate Account product charges (including certain death benefit rider charges) and the Investment Portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge, or applicable optional rider charges. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the Separate Account product charges (including certain death benefit rider charges), account fee, withdrawal charges, applicable optional rider charges, and the Investment Portfolio expenses.


For periods starting prior to the date the contract was first offered, the performance will be based on the historical performance of the corresponding Investment Portfolios for the periods commencing from the date on which the particular Investment Portfolio was made available through the Separate Account.

In addition, the performance for the Investment Portfolios may be shown for the period commencing from the inception date of the Investment Portfolios. These figures should not be interpreted to reflect actual historical performance of the Separate Account.


We may, from time to time, include in our advertising and sales materials performance information for funds or investment accounts related to the Investment Portfolios and/or their investment advisers or subadvisers. Such related performance information also may reflect the deduction of certain contract charges. We may also include in our advertising and sales materials tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.


We may advertise the living benefit and death benefit riders using illustrations showing how the benefit works with historical performance of specific Investment Portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying Investment Portfolios.


You should know that for any performance we illustrate, future performance will vary and results shown are not necessarily representative of future results.



9. DEATH BENEFIT

UPON YOUR DEATH


If you die during the Accumulation Phase, we will pay a death benefit to your Beneficiary (or Beneficiaries). If you die during the Income Phase (after you begin receiving Annuity Payments), there is no death benefit; however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your Beneficiary (or Beneficiaries) (see "Annuity Payments (The Income Phase)" for more information).


The Principal Protection is the standard death benefit for your contract. If you are age 79 or younger at the effective date of your contract, you may select the optional Annual Step-Up death benefit or the Additional Death Benefit -- Earnings Preservation Benefit.


If you select both a death benefit rider and a living benefit rider, you should consider how any withdrawals you plan to take will affect the benefits under each rider. Withdrawals may affect the death benefit under the death benefit rider and the benefit base under the living benefit rider differently. Refer to the descriptions of the death benefit riders and living benefit riders for details on how withdrawals are treated under each rider.


The death benefits are described below. There may be versions of each rider that vary by issue date and state availability. In addition, a version of a rider may become available (or unavailable) in different states at different times. Please check with your financial representative regarding which version(s) are available in your state. If you have already been issued a contract, please check your contract and riders for the specific provisions applicable to you.


The death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until the Beneficiary (or the first Beneficiary if there are multiple Beneficiaries) submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk.


Where there are multiple Beneficiaries, any guaranteed death benefit will only be determined as of the time the first Beneficiary submits the necessary documentation in Good Order. If the guaranteed death benefit payable is an amount that exceeds the Account Value on the day it is determined, we will apply to the contract's Account Value an amount equal to the difference between the death benefit payable and the Account Value, in accordance with the current allocation of the Account Value. The remaining death benefit amounts are held in the Investment Portfolios until each of the other Beneficiaries submits the necessary documentation in Good Order to claim his/her death benefit and are subject to investment risk until we receive his/her necessary documentation.


If you have a Joint Owner, the death benefit will be paid when the first Owner dies. Upon the death of either Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary, unless instructed otherwise.


If a non-natural person owns the contract, the Annuitant will be deemed to be the Owner in determining the death benefit. If there are Joint Owners, the age of the older Owner will be used to determine the death benefit amount.

If we are presented with notification of your death before any requested transaction is completed (including transactions under a dollar cost averaging program, the Automatic Rebalancing Program, the Systematic Withdrawal Program, or the Automated Required Minimum Distribution Program), we will cancel the request. As described above, the death benefit will be determined when we receive both due proof of death and an election for the payment method.


STANDARD DEATH BENEFIT -- PRINCIPAL PROTECTION


The death benefit will be the greater of:


(1) the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge).


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit amount will be determined as defined above; however, subsection (2) will be changed to provide as follows: "the Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of the change of Owner, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date."


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Principal Protection death benefit will be determined in accordance with (1) or (2) above.


(See Appendix E for examples of the Principal Protection death benefit rider.)


OPTIONAL DEATH BENEFIT -- ANNUAL STEP-UP


You may select the Annual Step-Up death benefit rider if you are age 79 or younger at the effective date of your contract. If you select the Annual Step-Up death benefit rider, the death benefit will be the greatest of:


(1) the Account Value; or


(2) total Purchase Payments, reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge); or


(3) the highest anniversary value, as defined below.


On the date we issue your contract, the highest anniversary value is equal to your initial Purchase Payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


If the Owner is a natural person and the Owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:


o Subsection (2) is changed to provide: "The Account Value as of the effective date of the change of Owner, increased by Purchase Payments received after the date of change of Owner, and reduced proportionately by the percentage reduction in Account Value attributable to each partial withdrawal (including any applicable withdrawal charge) made after such date"; and


o For subsection (3), the highest anniversary value will be recalculated to equal your Account Value as of the effective date of the change of Owner. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge). On each contract anniversary prior to the Owner's 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the Account Value on the date of the recalculation.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the death benefit amount under the Annual Step-Up death benefit is equal to the greatest of (1), (2) or (3).


(See Appendix E for examples of the Annual Step-Up death benefit rider.)

ADDITIONAL DEATH BENEFIT -- EARNINGS PRESERVATION BENEFIT


You may select the Additional Death Benefit -- Earnings Preservation Benefit if you are age 79 or younger at the effective date of your contract.


The Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the Owner or Joint Owner. In certain situations, this benefit may not be available for qualified plans (check with your financial representative for details).


Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit under your contract; and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.


On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:


(a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent Purchase Payments and reduced proportionately by the percentage reduction in Account Value attributable to each subsequent partial withdrawal (including any applicable withdrawal charge); and


(b) is total Purchase Payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against Purchase Payments not withdrawn.



            Benefit Percentage
Issue Age                        Percentage
-----------------------------   -----------
  Ages 69 or younger                 40%
  Ages 70-79                         25%
  Age 80                              0%

If the Owner is a natural person and the Owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total Purchase Payments not withdrawn" will be reset to equal the Account Value as of the effective date of the Owner change, and Purchase Payments received and partial withdrawals taken prior to the change of Owner will not be taken into account.


In the event that a Beneficiary who is the spouse of the Owner elects to continue the contract in his or her name after the Owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal Beneficiary. Alternatively, the spousal Beneficiary may elect to have the additional death benefit determined and added to the Account Value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).


GENERAL DEATH BENEFIT PROVISIONS


As described above, the death benefit is determined as of the end of the Business Day on which we receive both due proof of death and an election for the payment method. Until a Beneficiary submits the necessary documentation in Good Order, the Account Value attributable to his/her portion of the death benefit remains in the Investment Portfolios and is subject to investment risk. This risk is borne by the Beneficiary.


Please check with your financial representative regarding the availability of the following in your state.


If the Beneficiary under a Qualified Contract is the Annuitant's spouse, the tax law generally allows distributions to begin by the year in which the Annuitant would have reached 70 1/2 (which may be more or less than five years after the Annuitant's death).


A Beneficiary must elect the death benefit to be paid under one of the payment options (unless the Owner has previously made the election). The entire death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have the death benefit payable under an Annuity Option. The death benefit payable under an Annuity Option must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. For Non-Qualified Contracts, payment must begin within one year of the date of death. For Qualified Contracts, payment must begin no later than the end of the calendar year immediately following the year of death.


We may also offer a payment option, for both Non-Qualified Contracts and certain Qualified Contracts, under which your Beneficiary may receive payments, over a period not extending beyond his or her life expectancy, under a method of distribution similar to the distribution of required minimum distributions from Individual Retirement Accounts. If this option is elected, we will issue a new contract to your Beneficiary in order to facilitate the distribution of payments. Your Beneficiary may choose any optional death benefit available under the new contract. Upon the death of your Beneficiary, the death benefit would be required to be distributed to your Beneficiary's Beneficiary at least as rapidly as under the method of distribution in effect at the time of your Beneficiary's death. (See "Federal Income Tax Status.") To the extent permitted under the tax law, and in accordance with our procedures, your designated Beneficiary is permitted under our procedures to make additional Purchase Payments consisting of monies which are direct transfers (as permitted under tax law) from other Qualified Contracts or Non-Qualified Contracts, depending on which type of contract you own, held in the name of the decedent. Any such additional Purchase Payments would be subject to applicable withdrawal charges. Your Beneficiary is also permitted to choose some of the optional benefits available under the contract, but certain contract provisions or programs may not be available.


If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the Beneficiary under an Annuity Option may only be elected during the 60 day period beginning with the date we receive due proof of death.


If the Owner or a Joint Owner, who is not the Annuitant, dies during the Income Phase, any remaining payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's death. Upon the death of the Owner or a Joint Owner during the Income Phase, the Beneficiary becomes the Owner.


SPOUSAL CONTINUATION



If the primary Beneficiary is the spouse of the Owner, upon the Owner's death, the Beneficiary may elect to continue the contract in his or her own name to the extent permitted by tax law. Upon such election, the Account Value will be adjusted upward (but not downward) to an amount equal to the death benefit amount determined upon such election and receipt of due proof of death of the Owner. Any excess of the death benefit amount over the Account Value will be allocated to each applicable Investment Portfolio and/or the Fixed Account in the ratio that the Account Value in the Investment Portfolio and/or the Fixed Account bears to the total Account Value. The terms and conditions of the contract that applied prior to the Owner's death will continue to apply, with certain exceptions described in the contract.



For purposes of the death benefit on the continued contract, the death benefit is calculated in the same manner as it was prior to continuation except that all values used to calculate the death benefit, which may include a highest anniversary value, are reset on the date the spouse continues the contract.



Spousal continuation will not be allowed to the extent it would fail to satisfy minimum required distribution rules for Qualified Contracts (see "Federal Income Tax Status").



DEATH OF THE ANNUITANT


If the Annuitant, not an Owner or Joint Owner, dies during the Accumulation Phase, you automatically become the Annuitant. You can select a new Annuitant if you do not want to be the Annuitant (subject to our then current underwriting standards). However, if the Owner is a non- natural person (for example, a corporation), then the death of the primary Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.


Upon the death of the Annuitant after Annuity Payments begin, the death benefit, if any, will be as provided for in the Annuity Option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.


CONTROLLED PAYOUT


You may elect to have the death benefit proceeds paid to your Beneficiary in the form of Annuity Payments for life or over a period of time that does not exceed your Beneficiary's life expectancy. This election must be in writing in Good Order. You may revoke the election only in writing in Good Order. Upon your death, the Beneficiary cannot revoke or modify your election. The Controlled Payout is only available to Non-Qualified Contracts.



10. FEDERAL INCOME TAX STATUS



INTRODUCTION

The following information on taxes is a general discussion of the subject. It is not intended as tax advice. The Code and the provisions of the Code that govern the contract are complex and subject to change. The applicability of federal income tax rules may vary with your particular circumstances. This discussion does not include all the federal income tax rules that may affect you and your contract. Nor does this discussion address other federal tax consequences (such as estate and gift taxes, sales to foreign individuals or entities), or state or local tax consequences, which may affect your investment in the contract. As a result, you should always consult a tax adviser for complete information and advice applicable to your individual situation.


We are not responsible for determining if your employer's plan or arrangement satisfies the requirements of the Code and/or the Employee Retirement Income Security Act of 1974 (ERISA).


We do not expect to incur federal, state or local income taxes on the earnings or realized capital gains attributable to the Separate Account. However, if we do incur such taxes in the future, we reserve the right to charge amounts allocated to the Separate Account for these taxes.


To the extent permitted under federal tax law, we may claim the benefit of the corporate dividends received deduction and of certain foreign tax credits attributable to taxes paid by certain of the Investment Portfolios to foreign jurisdictions.


For federal tax purposes, the term "spouse" refers to the person to whom you are lawfully married, regardless of sex. The term "spouse" generally will not include individuals who are in a registered domestic partnership or civil union not denominated as marriage under state or other applicable law.


NON-QUALIFIED CONTRACTS



This discussion assumes the contract is a "non-qualified" annuity contract for federal income tax purposes, that is, a Contract not held in a tax qualified plan. Tax qualified plans include arrangements described in Code Sections 401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" and 457(b) plans. Contracts owned through such plans are referred to below as "Qualified Contracts."



ACCUMULATION


Generally, an Owner of a Non-Qualified Contract is not taxed on increases in the value of the contract until there is a distribution from the contract, i.e. surrender, partial withdrawal, income payment, or commutation. This deferral of taxation on accumulated value in the contract is limited to contracts owned by or held for the benefit of "natural persons." A contract will be treated as held by a natural person if the nominal Owner is a trust or other entity which holds the contract as an agent for the exclusive benefit of a natural person.


In contrast, a contract owned by other than a "natural person," such as a corporation, partnership, trust, or other entity (other than a trust holding the Contract as an agent for a natural person), will be taxed currently on the increase in accumulated value in the contract in the year earned. Note that in this regard, an employer which is the Owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees, or others, is considered a non-natural Owner and any annual increase in the Account Value will be subject to current income taxation.


SURRENDERS OR WITHDRAWALS -  EARLY DISTRIBUTION



If you take a withdrawal from your contract, or surrender your contract prior to the date you commence taking annuity or "income" payments (the "Annuity Starting Date"), the amount you receive will generally be treated first as coming from earnings, if any, (and thus subject to income tax) and then from your Purchase Payments (which are not subject to income tax). If the accumulated value is less than your Purchase Payments upon surrender of your contract, your ability to claim any unrecovered Purchase Payments on your federal income tax return as a miscellaneous itemized deduction is suspended under the 2017 Tax Cuts and Jobs Act effective for tax years beginning after December 31, 2017 and before January 1, 2026.



The portion of any withdrawal from an annuity contract that is subject to income tax will also be subject to a 10% federal income tax penalty for "early" distribution if such withdrawal is taken prior to you reaching age 59 1/2, unless an exception applies. Exceptions include distributions made:


(a) on account of your death or disability,


(b) as part of a series of substantially equal periodic payments made at least annually payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary, or


(c) under certain immediate income annuities.


If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or
within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.


Amounts received as a partial withdrawal may be fully includible in taxable income to the extent of gain in the contract.


If your contract has been purchased with an Optional Two Year Withdrawal Feature or is for a guaranteed period only (term certain) annuity, and is terminated as a result of the exercise of the withdrawal feature, the taxable portion of the payment will generally be the excess of the proceeds received over your remaining after-tax Purchase Payment.


TREATMENT OF SEPARATE ACCOUNT CHARGES


It is possible that at some future date the Internal Revenue Service (IRS) may consider that contract charges attributable to certain guaranteed death benefits and certain living benefits are to be treated as distributions from the contract to pay for such non-annuity benefits. Currently, these charges are considered to be an intrinsic part of the contract and we do not report these as taxable income. However, if this treatment changes in the future, the charge could also be subject to a 10% federal income tax penalty as an early distribution, as described above.


GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the GWB I or Lifetime Withdrawal Guarantee, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the GWB exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.

In the event that the Account Value goes to zero, and either the Benefit Base (for the GWB I) or the Remaining Guaranteed Withdrawal Amount (for the Lifetime Withdrawal Guarantee) is paid out in fixed installments or the Annual Benefit Payment (for the Lifetime Withdrawal Guarantee) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


AGGREGATION


If you purchase two or more deferred annuity contracts after October 21, 1988, from us (or our predecessors or affiliates) during the same calendar year, the law requires that all such contracts must be treated as a single contract for purposes of determining whether any payments not received as an annuity (e.g., withdrawals) will be includible in income. Aggregation could affect the amount of a withdrawal that is taxable and subject to the 10% federal income tax penalty described above. Since the IRS may require aggregation in other circumstances as well, you should consult a tax adviser if you are purchasing more than one annuity contract from the same insurance company in a single calendar year. Aggregation does not affect distributions paid in the form of an annuity (see "Taxation of Payments in Annuity Form" below).


EXCHANGES/TRANSFERS


The annuity contract may be exchanged in whole or in part for another annuity contract or a long-term care insurance policy. An exchange in whole of an annuity contract for another annuity contract or for a qualified long-term care insurance policy will generally be a tax-free transaction under Section 1035 of the Code. The partial exchange of an annuity contract may be a tax-free transaction provided that, among other prescribed IRS conditions, no amounts are distributed from either contract involved in the exchange for 180 days following the date of the exchange - other than Annuity Payments made for life, joint lives, or for a term of 10 years or more. If a distribution is made from either contract within the 180-day period after the exchange or the exchange otherwise fails to satisfy other IRS prescriptions, the IRS reserves the right to characterize the exchange in a manner consistent with its substance, based on general tax principles and all the facts and circumstances. For instance, such distribution from either contract may be taxable to the extent of the combined gain attributable to both contracts, or only to the extent of your gain in the contract from which the distribution is paid. Some of the ramifications of a partial exchange remain unclear. You should consult your tax adviser concerning potential tax consequences prior to any partial exchange or split of annuity contracts.


A transfer of ownership of the contract, or the designation of an Annuitant or other Beneficiary who is not also the contract Owner, may result in income or gift tax consequences to the contract Owner. You should consult your tax adviser if you are considering such a transfer or assignment.


DEATH BENEFITS



For Non-Qualified Contracts, the death benefit is taxable to the recipient in the same manner as if paid to the contract Owner (under the rules for withdrawals or income payments, whichever is applicable).



After your death, any death benefit determined under the contract must be distributed according to certain rules. The method of distribution that is required depends on whether you die before or after the Annuity Starting Date.


If you die on or after the Annuity Starting Date, the remaining portion of the interest in the contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death.


If you die before the Annuity Starting Date, the entire interest in the contract must be distributed within five (5) years after the date of death, or as periodic payments over a period not extending beyond the life or life expectancy of the designated Beneficiary (provided such payments begin within one year of your death) and the Beneficiary must be a natural person.


Additionally, if the annuity is payable to (or for the benefit of) your surviving spouse, that portion of the contract may be continued with your spouse as the Owner.


For contracts owned by a non-natural person, the required distribution rules apply upon the death of the Annuitant. If there is more than one Annuitant of a contract held by a non-natural person, then such required distributions will be triggered by the death of the first co-Annuitant.


INVESTOR CONTROL


In certain circumstances, Owners of Non-Qualified variable annuity contracts have been considered to be the owners of the assets of the underlying Separate Account for federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the contract, such as the number of Investment Portfolios available and the flexibility of the contract Owner to allocate Purchase Payments and transfer amounts among the Investment Portfolios have not been addressed in public rulings. While we believe that the contract does not give the contract Owner investment control over Separate Account assets, we reserve the right to modify the contract as necessary to prevent a contract Owner from being treated as the owner of the Separate Account assets supporting the contract.


TAXATION OF PAYMENTS IN ANNUITY FORM


Payments received from the contract in the form of an annuity are taxable as ordinary income to the extent they exceed the portion of the payment determined by applying the exclusion ratio to the entire payment. The exclusion ratio is determined at the time the contract is annuitized (i.e., the accumulated value is converted to an annuity form of distribution). Generally, the applicable exclusion ratio is your investment in the contract divided by the total payments expected to be received based on IRS factors, such as the form of annuity and mortality. The excludable portion of each Annuity Payment is the return of investment in the contract and it is excludable from your taxable income until your investment in the contract is fully recovered. We will make this calculation for you. However, it is possible that the IRS could conclude that the taxable portion of income payments under a Non-Qualified Contract is an amount greater - or less -- than the taxable amount determined by us and reported by us to you and the IRS.


Once you have recovered the investment in the contract, further Annuity Payments are fully taxable.


If you die before your investment in the contract is fully recovered, the balance of your investment may be deducted on your last tax return, or if Annuity Payments continue after your death, the balance may be recovered by your Beneficiary.

The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between a fixed annuity option and variable investment options, as well as transfers between investment options after the Annuity Starting Date.


Once Annuity Payments have commenced, you may not be able to transfer to another Non-Qualified Contract or a long-term care contract as part of a tax-free exchange.


If the contract allows, you may elect to convert less than the full value of your contract to an annuity form of pay-out (i.e., "partial annuitization"). In this case, your investment in the contract will be pro-rated between the annuitized portion of the contract and the deferred portion. An exclusion ratio will apply to the Annuity Payments as described above, provided the annuity form you elect is payable for at least 10 years or for the life of one or more individuals.


3.8% TAX ON NET INVESTMENT INCOME


Federal tax law imposes a 3.8% Medicare tax on the lesser of:


      (1) the taxpayer's "net investment income," (from non-qualified annuities, interest, dividends, and other investments, offset by specified allowable deductions), or


(2) the taxpayer's modified adjusted gross income in excess of a specified income threshold ($250,000 for married couples filing jointly and qualifying widows, $125,000 for married couples filing separately, and $200,000 for single filers).



"Net investment income" in Item 1 above does not include distributions from tax qualified plans (i.e., arrangements described in Code Sections 401(a), 403(a), 403(b), 408, 408A, or 457(b)), but such income will increase modified adjusted gross income in Item 2 above.



You should consult your tax adviser regarding the applicability of this tax to income under your annuity contract.


PUERTO RICO TAX CONSIDERATIONS


The Puerto Rico Internal Revenue Code of 2011 (the "2011 PR Code") taxes distributions from Non-Qualified Contracts differently than in the U.S.


Distributions that are not in the form of an annuity (including partial surrenders and period certain payments) are treated under the 2011 PR Code first as a return of investment. Therefore, a substantial portion of the amounts distributed generally will be excluded from gross income for Puerto Rico tax purposes until the cumulative amount paid exceeds your tax basis.


The amount of income on annuity distributions in annuity form (payable over your lifetime) is also calculated differently under the 2011 PR Code. Since the U.S. source income generated by a Puerto Rico bona fide resident is subject to U.S. income tax and the IRS issued guidance in 2004 which indicated that the income from an annuity contract issued by a U.S. life insurer would be considered U.S. source income, the timing of recognition of income from an annuity contract could vary between the two jurisdictions. Although the 2011 PR Code provides a credit against the Puerto Rico income tax for U.S. income taxes paid, an individual may not get full credit because of the timing differences.


You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution, particularly a partial distribution or election to annuitize if you are a resident of Puerto Rico.


QUALIFIED CONTRACTS


INTRODUCTION


The contract may be purchased through certain types of retirement plans that receive favorable treatment under the Code ("tax qualified plans" or "qualified plans"). Tax-qualified plans include arrangements described in Code Sections

401(a), 401(k), 403(a), 403(b) or tax sheltered annuities (TSA), 408 or "IRAs" (including SEP and SIMPLE IRAs), 408A or "Roth IRAs" and 457(b) plans. Extensive special tax rules apply to qualified plans and to the annuity contracts used in connection with these plans. Therefore, the following discussion provides only general information about the use of the contract with the various types of qualified plans. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.



The rights to any benefit under the plan will be subject to the terms and conditions of the plan itself as well as the terms and conditions of the contract.


We exercise no control over whether a particular retirement plan or a particular contribution to the plan satisfies the applicable requirements of the Code, or whether a particular individual is entitled to participate or benefit under a plan.


All qualified plans and arrangements receive tax deferral under the Code. Since there are no additional tax benefits in funding such retirement arrangements with an annuity, there should be reasons other than tax deferral for acquiring the annuity within the plan. Such non-tax benefits may include additional insurance benefits, such as the availability of a guaranteed income for life.



A contract may also be available in connection with an employer's non-qualified deferred compensation plan or qualified governmental excess benefit arrangement to provide benefits to certain employees in the plan. The tax rules regarding these plans are complex. Please consult your tax adviser about your particular situation.



ACCUMULATION


The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Both the amount of the contribution that may be made and the tax deduction or exclusion that you may claim for that contribution under qualified plans are limited under the Code. See the SAI for a description of qualified plan types and annual current contribution limitations, which are subject to change from year-to-year.


Purchase payments or contributions to IRAs or tax qualified retirement plans of an employer may be taken from current income on a before tax basis or after tax basis. Purchase payments made on a "before tax" basis entitle you to a tax deduction or are not subject to current income tax. Purchase payments made on an "after tax" basis do not reduce your taxable income or give you a tax deduction. Contributions may also consist of transfers or rollovers as described below and are not subject to the annual limitations on contributions.



An IRA Contract will accept as a single Purchase Payment a transfer or rollover from another IRA (including a SEP or SIMPLE IRA) or rollover from an eligible retirement plan of an employer (i.e., 401(a), 401(k), 403(a), 403(b), or governmental 457(b) plan). A rollover or transfer from a SIMPLE IRA is allowed provided that the taxpayer has participated in such arrangement for at least two years. As part of the single Purchase Payment, the IRA contract will also accept an IRA contribution subject to the Code limits for the year of purchase.



For income annuities established as "pay-outs" of SIMPLE IRAs, the contract will only accept a single Purchase Payment consisting of a transfer or rollover from another SIMPLE IRA. For income annuities established in accordance with a distribution option under a retirement plan of an employer (e.g., 401(a), 401(k), 403(a), 403(b), or 457(b) plan), the contract will only accept as its single Purchase Payment a transfer from such employer retirement plan.


TAXATION OF ANNUITY DISTRIBUTIONS


If contributions are made on a "before tax" basis, you generally pay income taxes on the full amount of money you receive under the contract. Withdrawals attributable to any after-tax contributions are basis in the contract and not subject to income tax (except for the portion of the withdrawal allocable to earnings, if any).


Under current federal income tax rules, the taxable portion of distributions under annuity contracts and qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.


If you meet certain requirements, your Roth IRA, Roth 403(b) and Roth 401(k) earnings can be received free of federal income taxes.


With respect to IRA contracts, we will withhold a portion of the taxable amount of your withdrawal for income taxes, unless you elect otherwise. The amount we will withhold is determined by the Code.


GUARANTEED WITHDRAWAL BENEFITS


If you have purchased the Lifetime Withdrawal Guarantee benefit (LWG), where otherwise made available, note the following:

In the event that the Account Value goes to zero, and either the Remaining Guaranteed Withdrawal Amount is paid out in fixed installments or the Annual Benefit Payment is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

In determining your required minimum distribution each year, the actuarial value of this benefit as of the prior December 31 must be taken into account in addition to the Account Value of the contract.

If you have purchased the GWB I or LWG, where otherwise made available, note the following:

The tax treatment of withdrawals under such a benefit is uncertain. It is conceivable that the amount of potential gain could be determined based on the remaining amount guaranteed to be available for withdrawal at the time of the withdrawal if greater than the Account Value (prior to withdrawal charges). This could result in a greater amount of taxable income in certain cases. In general, at the present time, we intend to report such withdrawals using the Account Value rather than the remaining benefit to determine gain. However, in cases where the maximum permitted withdrawal in any year under any version of the Guaranteed Withdrawal Benefit exceeds the Account Value, the portion of the withdrawal treated as taxable gain (not to exceed the amount of the withdrawal) should be measured as the difference between the maximum permitted withdrawal amount under the benefit and the remaining after-tax basis immediately preceding the withdrawal. Consult your tax adviser.

In the event that the Account Value goes to zero, and either the Benefit Base (for the GWB I) or the Remaining Guaranteed Withdrawal Amount (for the LWG) is paid out in fixed installments or the Annual Benefit Payment (for the LWG) is paid for life, we will treat such payments as income Annuity Payments under the tax law and allow recovery of any remaining basis ratably over the expected number of payments.

We reserve the right to change our tax reporting practices where we determine that they are not in accordance with IRS guidance (whether formal or informal).


WITHDRAWALS PRIOR TO AGE 59 1/2



A taxable withdrawal from a Qualified Contract which is subject to income tax may also be subject to a 10% federal income tax penalty for "early" distribution if taken prior to age 59 1/2, unless an exception described below applies. The penalty rate is 25% for SIMPLE IRA plan contracts if the withdrawal occurs within the first 2 years of your participation in the plan.


Exceptions to the early distribution penalty for qualified plans include withdrawals or distributions made:



(a) on account of your death or disability,


(b) as part of a series of substantially equal periodic payments payable for your life (or life expectancy) or joint lives (or joint life expectancies) of you and your designated Beneficiary and you are separated from employment,



(c) on separation from service after age 55. This rule does not apply to IRAs (including SEPs and SIMPLE IRAs).


(d) pursuant to a qualified domestic relations order ("QDRO"). This rule does not apply to IRAs (including SEPs and SIMPLE IRAs).



(e) to pay IRS levies (and made after December 31, 1999),


(f) to pay deductible medical expenses, or


(g) in the case of IRAs only, to pay for medical insurance (if you are unemployed), qualified higher education expenses, or for a qualified first-time home purchase up to $10,000.


Other exceptions may be applicable under certain circumstances and special rules apply or may become applicable in connection with the exceptions enumerated above.


If you receive systematic payments that you intend to qualify for the "substantially equal periodic payments" exception noted above, any modifications (except due to death or disability) to your payment before age
59 1/2 or within five years after beginning these payments, whichever is later, will result in the retroactive imposition of the 10% federal income tax penalty with interest. Such modifications may include but are not limited to additional Purchase Payments to the contract (including tax-free transfers or rollovers) and additional withdrawals from the contract.


The 10% federal income tax penalty on early distribution does not apply to governmental 457(b) plan contracts. However, it does apply to distributions from 457(b) plans of employers which are state or local governments to the extent that the distribution is attributable to rollovers accepted from other types of eligible retirement plans.


COMMUTATION FEATURES UNDER INCOME PAYMENT TYPES


Please be advised that the tax consequences resulting from the election of income payment types containing a commutation feature (a feature that allows the Owner to receive a lump sum of the present value of future Annuity Payments) are uncertain and the IRS may determine that the taxable amount of income payments and withdrawals received for any year could be greater than or less than the taxable amount reported by us. The exercise of the commutation feature also may result in adverse tax consequences including:


o The imposition of a 10% federal income tax penalty on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% federal income tax penalty is in addition to the ordinary income tax on the taxable amount of the commuted value.


o The retroactive imposition of the 10% federal income tax penalty on income payments received prior to the taxpayer attaining age 59 1/2.


o The possibility that the exercise of the commutation feature could adversely affect the amount excluded from federal income tax under any income payments made after such commutation.


A payee should consult with his or her own tax adviser prior to electing to annuitize the contract and prior to exercising any commutation feature under an income payment type.


ROLLOVERS AND TRANSFERS


Your contract is non-forfeitable (i.e., not subject to the claims of your creditors) and non-transferable (i.e., you may not transfer it to someone else).


Nevertheless, contracts held in certain employer plans subject to ERISA may be transferred in part pursuant to a QDRO.


Under certain circumstances, you may be able to transfer amounts distributed from your contract to another eligible retirement plan or IRA. For 457(b) plans maintained by non-governmental employers, if certain conditions are met, amounts may be transferred into another 457(b) plan maintained by a non-governmental employer.


You may make rollovers and direct transfers into your SIMPLE IRA annuity contract from another SIMPLE IRA annuity contract or account. Rollovers from another qualified plan can generally be made to your SIMPLE IRA after you have participated in the SIMPLE IRA for at least two years.


Rollovers and direct transfers from a SIMPLE IRA can only be made to another SIMPLE IRA or account during the first two years that you participate in the SIMPLE IRA plan. After this two-year period, rollovers and transfers may be made from your SIMPLE IRA into a Traditional IRA or account, as well as into another SIMPLE IRA.


Federal income tax law allows you to make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs you own. Generally, this limit does not apply to trustee-to-trustee transfers between IRAs. Because the rollover rules are complex, please consult with your tax advisor before making an IRA rollover.


Generally, a distribution may be eligible for rollover but certain types of distributions cannot be rolled over, such as distributions received on account of:


(a) minimum distribution requirements,


(b) financial hardship; or


(c) for a period of ten or more years or for life.


20% WITHHOLDING ON ELIGIBLE ROLLOVER DISTRIBUTIONS


For certain qualified employer plans, we are required to withhold 20% of the taxable portion of your withdrawal that constitutes an "eligible rollover distribution" for federal income taxes. The amount we withhold is determined by the Code. You may avoid withholding if you directly transfer a withdrawal from this contract to another IRA or other qualified plan. Similarly, you may be able to avoid withholding on a transfer into this contract from an existing qualified plan you may have with another provider by arranging to have the transfer made directly to us. For taxable withdrawals that are not "eligible rollover distributions," the Code imposes different withholding rules to determine the withholding percentage.


DEATH BENEFITS



The death benefit in a Qualified Contract is taxable to the recipient in the same manner as if paid to the contract Owner or plan participant (under the rules for withdrawals or income payments, whichever is applicable).



Required Minimum Distribution ("RMD") amounts are required to be distributed from a Qualified annuity Contract following your death depending on whether you die before or after the "Required Beginning Date" as described under "Required Minimum Distributions".


If you die before reaching the Required Beginning Date (defined under "Required Minimum Distributions"), your entire interest generally must be distributed within five (5) years after your death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following your death to a qualifying designated beneficiary and the distributions are made over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If your surviving spouse is the sole designated beneficiary, distributions may generally be delayed until December 31 of the year you would have attained age 70 1/2, if your contract permits.


If you die after RMDs have begun, any remaining interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of your death.


Regardless of whether you die before or after your Required Beginning Date, the following will be applicable:


(a) RMDs are required to be distributed from a Roth IRA after your death; and


(b) If your surviving spouse is the sole designated beneficiary of your Traditional or Roth IRA, then your surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.


Your designated Beneficiary is the person to whom benefit rights under the contract pass by reason of death. The Beneficiary must be a natural person in order to elect a periodic payment option based on life expectancy or a period exceeding five years.


Your spouse may be able to rollover the death proceeds into another eligible retirement plan in which he or she participates, if permitted under the receiving plan, or he or she may elect to rollover the death proceeds into his or her own IRA, or he or she may elect to transfer the death proceeds into an inherited IRA.


If your Beneficiary is not your spouse and your plan and contract permit, your Beneficiary may be able to rollover the death proceeds via a direct trustee-to-trustee transfer into an inherited IRA. However, a non-spouse Beneficiary may not treat the inherited IRA as his or her own IRA.



Additionally, for contracts issued in connection with qualified plans subject to ERISA, the spouse or ex-spouse of the participant may have rights in the contract. In such a case, the participant may need the consent of the spouse or ex-spouse to change annuity options or make a withdrawal from the contract.



REQUIRED MINIMUM DISTRIBUTIONS



Generally, you must begin receiving RMD amounts from your Qualified Contract by the Required Beginning Date. Generally, for retirement plans, the "Required Minimum Date" is April 1 following the later of:



(a) the calendar year in which you reach age 70 1/2, or


(b) the calendar year you retire, provided you do not own more than 5% of the outstanding stock, capital, or profits of your employer.



For IRAs (including SEPs and SIMPLEs), the Required Beginning Date by which you must begin receiving withdrawals is the year in which you attain age 70 1/2 even if you have not retired, taking your first distribution no later than April 1 of the year after you reach age 70 1/2.



For all subsequent years, including the first year in which you took your RMD by April 1, you must take the required minimum distribution for the year by December 31st. This will require you to take two distributions in the same calendar year if you wait to take your first distribution until April 1 of the year after attaining age70 1/2.


A tax penalty of 50% applies to the shortfall of any required minimum distribution you fail to receive.


You may not satisfy minimum distributions for one employer's qualified plan (e.g., 401(a), 403(a), 457(b)) with distributions from another qualified plan of the same or a different employer. However, an aggregation rule does apply in the case of IRAs (including SEP and SIMPLE IRAs) or 403(b) plans. The minimum required distribution is calculated with respect to each IRA, but the aggregate distribution may be taken from any one or more of your IRAs/SEPs. Similarly, the amount of required minimum distribution is calculated separately with respect to each 403(b) arrangement, but the aggregate amount of the required distribution may be taken from any one or more of your 403(b) plan contracts. For SIMPLE IRAs, the aggregate amount of the required distribution may be taken from any one or more of your SIMPLE IRAs.


Complex rules apply to the calculation of these withdrawals. In general, income tax regulations permit income payments to increase based not only with respect to the investment experience of the Investment Portfolios but also with respect to actuarial gains.


The regulations also require that the value of benefits under a deferred annuity including certain death benefits in excess of contract value must be added to the amount credited to your account in computing the amount required to be distributed over the applicable period. We will provide you with additional information regarding the amount that is subject to minimum distribution under this rule. You should consult your own tax adviser as to how these rules affect your own distribution under this rule.

If you intend to receive your minimum distributions which are payable over the joint lives of you and a Beneficiary who is not your spouse (or over a period not exceeding the joint life expectancy of you and your non-spousal Beneficiary), be advised that federal tax rules may require that payments be made over a shorter period or may require that payments to the Beneficiary be reduced after your death to meet the minimum distribution incidental benefit rules and avoid the 50% excise tax. You should consult your own tax adviser as to how these rules affect your own contract.


Required minimum distribution rules that apply to other types of IRAs while you are alive do not apply to Roth IRAs. However, in general, the IRA post-death rules with respect to minimum distributions apply to beneficiaries of Roth IRAs.


ADDITIONAL INFORMATION REGARDING TSA (ERISA AND NON-ERISA) 403(B)


SPECIAL RULES REGARDING EXCHANGES. In order to satisfy tax regulations, contract exchanges within a 403(b) plan after September 24, 2007, must, at a minimum, meet the following requirements: (1) the plan must allow the exchange;
(2) the exchange must not result in a reduction in a participant's or a Beneficiary's accumulated benefit: (3) the receiving contract includes distribution restrictions that are no less stringent than those imposed on the contract being exchanged; and (4) if the issuer receiving the exchanges is not part of the plan, the employer enters into an agreement with the issuer to provide information to enable the contract provider to comply with Code requirements. Such information would include details concerning severance from employment, hardship withdrawals, loans and tax basis. You should consult your tax or legal counsel for any advice relating to contract exchanges or any other matter relating to these regulations.

WITHDRAWALS. If you are under age 59 1/2, you generally cannot withdraw money from your TSA contract unless the withdrawal:

(a) related to Purchase Payments made prior to 1989 and pre-1989 earnings on those Purchase Payments;

(b) is exchanged to another permissible investment under your 403(b) plan;

(c) relates to contributions to an annuity contract that are not salary reduction elective deferrals, if your plan allows it;

(d) occurs after you die, leave your job or become disabled (as defined by the Code);

(e) is for financial hardship (but only to the extent of elective deferrals), if your plan allows it;

(f) relates to distributions attributable to certain TSA plan terminations, if the conditions of the Code are met;

(g)        relates to rollover or after-tax contributions; or

(h) is for the purchase of permissive service credit under a governmental defined benefit plan.

In addition, a Section 403(b) contract is permitted to distribute retirement benefits attributable to pre-tax contributions other than elective deferrals to the participant no earlier than upon the earlier of the participant's severance from employment or upon the prior occurrence of some event, such as after a fixed number of years, the attainment of a stated age or disability.


ADDITIONAL INFORMATION REGARDING IRAS


PURCHASE PAYMENTS. Traditional IRA Purchase Payments (except for permissible rollovers and direct transfers) are generally not permitted after you attain age 70 1/2. Except for permissible rollovers and direct transfers, Purchase Payments for individuals are limited in the aggregate to the lesser of 100% of compensation or the deductible amount established each year under the Code. A Purchase Payment up to the deductible amount can also be made for a non-working spouse provided the couple's compensation is at least equal to their aggregate contributions. Individuals age 50 and older are permitted to make additional "catch-up" contributions if they have sufficient compensation. If you or your spouse are an active participant in a retirement plan of an employer, your deductible contributions may be limited. If you exceed Purchase Payment limits you may be subject to a tax penalty.


Roth IRA Purchase Payments for individuals are non-deductible (made on an "after tax" basis) and are limited to the lesser of 100% of compensation or the annual deductible IRA amount. Individuals age 50 and older can make an additional "catch-up" Purchase Payment each year (assuming the individual has sufficient compensation). You may contribute up to the annual Purchase Payment limit if your modified adjusted gross income does not exceed certain limits. You can contribute to a Roth IRA after age 70 1/2. If you exceed Purchase Payment limits, you may be subject to a tax penalty.

WITHDRAWALS. If and to the extent that Traditional IRA Purchase Payments are made on an "after tax" basis, withdrawals would be included in income except for the portion that represents a return of non-deductible Purchase Payments. This portion is generally determined based upon the ratio of all non-deductible Purchase Payments to the total value of all your Traditional IRAs (including SEP IRAs and SIMPLE IRAs). We withhold a portion of the amount of your withdrawal for income taxes, unless you elect otherwise. The amount we withhold is determined by the Code.


Generally, withdrawal of earnings from Roth IRAs are free from federal income tax if: (1) they are made at least five taxable years after the tax year for which you made your first Purchase Payment to a Roth IRA; and (2) they are made on or after the date you reach age 59 1/2 or upon your death, disability or for a qualified first-home purchase (up to $10,000). Withdrawals from a Roth IRA are made first from Purchase Payments and then from earnings. We may be required to withhold a portion of your withdrawal for income taxes, unless you elect otherwise. The amount will be determined by the Code.


CONVERSION. Traditional IRAs may be converted to Roth IRAs. Except to the extent you have non-deductible contributions, the amount converted from an existing Traditional IRA into a Roth IRA is taxable. Generally, the 10% federal income tax penalty does not apply. However, the taxable amount to be converted must be based on the fair market value of the entire annuity contract being converted into a Roth IRA. Such fair market value, in general, is to be determined by taking into account the value of all benefits (both living benefits and death benefits) in addition to the Account Value; as well as adding back certain loads and charges incurred during the prior twelve month period. Your contract may include such benefits and applicable charges. Accordingly, if you are considering such conversion of your annuity contract, please consult your tax adviser. The taxable amount may exceed the Account Value at the date of conversion.



Prior to 2018, contributions made to a Traditional IRA that were converted to a Roth IRA could be recharacterized as made back to the Traditional IRA, if certain conditions were met. Under a provision of the Tax Cuts and Jobs Act, recharacterization cannot be used to unwind a conversion from a Traditional IRA to a Roth IRA for taxable years beginning after December 31, 2017. For conversions made to a Roth IRA in 2017, the IRS has issued guidance allowing recharacterizations to be made in 2018.



DISTINCTION FOR PUERTO RICO CODE


An annuity contract may be purchased by an employer for an employee under a qualified pension, profit sharing, stock bonus, annuity, or a "cash or deferred" arrangement plan established pursuant to Section 1081.01 of the 2011 PR Code. To be tax qualified under the 2011 PR Code, a plan must comply with the requirements of Section 1081.01(a) of the 2011 PR Code which includes certain participation requirements, among other requirements. A trust created to hold assets for a qualified plan is exempt from tax on its investment income.


CONTRIBUTIONS. The employer is entitled to a current income tax deduction for contributions made to a qualified plan, subject to statutory limitations on the amount that may be contributed each year. The plan contributions by the employer are not required to be included in the current income of the employee.



DISTRIBUTIONS. Any amount received or made available to the employee under the qualified plan is includible in the gross income of the employee in the taxable year in which received or made available. In such case, the amount paid or contributed by the employer shall not constitute consideration paid by the employee for the contract for purposes of determining the amount of Annuity Payments required to be included in the employee's gross income. Thus, amounts actually distributed or made available to any employee under the qualified plan will be included in their entirety in the employee's gross income. The value of accrued benefits in a qualified retirement plan with respect to which the special 8% tax under Puerto Rico Act No. 77-2014 was prepaid will be considered as part of the participant's tax basis in his retirement plan account. Thus, any distributions attributable to the benefits for which such taxes were prepaid will not be subject to income taxes when the same are subsequently received by the participant. However, the investment income and the appreciation in value, if any, accrued on the benefits with respect to which the special tax was prepaid, will be taxed as provided by the tax rules in effect at the time of distribution. Lump-sum proceeds from a Puerto Rico qualified retirement plan due to separation of employment or termination of a retirement plan will generally be treated as ordinary income but will be subject to a withholding tax rate of 20%.A special withholding tax rate of 10% may apply instead, if the plan satisfies the following requirements:



(1) the plan's trust is organized under the laws of Puerto Rico, or has a Puerto Rico resident trustee and uses such trustee as paying agent; and


(2) 10% of all plan's trust assets (calculated based on the average balance of the investments of the trust) attributable to participants who are Puerto Rico residents must be invested in "property located in Puerto Rico" for a three-year period.


If these two requirements are not satisfied, the distribution will generally be subject to the 20% tax rate. The three-year period includes the year of the distribution and the two immediately preceding years. In the case of a defined contribution plan that maintains separate accounts for each participant, the described 10% investment requirement may be satisfied in the accounts of a participant that chooses to invest in such fashion rather than at the trust level. Property located in Puerto Rico includes shares of stock of a Puerto Rico registered investment company, fixed or variable annuities issued by a domestic insurance company or by a foreign insurance corporation that derives more than 80% of its gross income from sources within Puerto Rico, and bank deposits. The PR 2011 Code does not impose a penalty tax in cases of early (premature) distributions from a qualified plan.



Upon the occurrence of a "Declared Disaster", like a hurricane, Retirement Plans are allowed to make Eligible Distributions to a participant resident of Puerto Rico who requests the same. The Eligible Distribution may not exceed $100,000, be made during a period of time to be identified by the Puerto Rico Treasury through administrative guidance and be used to cover damages or losses suffered, and extraordinary expenses incurred by the individual as a result of the Declared Disaster. The first $10,000 will be exempted from income taxation, including the alternate basic tax, and amounts exceeding $10,000 will be subject to a 10% income tax to be withheld at the source, in lieu of any other income tax, including the alternate basic tax.



You should consult with a personal tax adviser regarding the tax consequences of purchasing an annuity contract and/or any proposed distribution if you are a resident of Puerto Rico.


ROLLOVER. Deferral of the recognition of income continues upon the receipt of a distribution by a participant from a qualified plan, if the distribution is contributed to another qualified retirement plan or traditional individual retirement account for the employee's benefit no later than sixty (60) days after the distribution.



ERISA CONSIDERATIONS. In the context of a Puerto Rico qualified retirement plan trust, the IRS has held that the transfer of assets and liabilities from a qualified retirement plan trust under the Code to that type of plan would generally be treated as a distribution includible in gross income for U.S. income tax purposes even if the Puerto Rico retirement plan is a plan described in ERISA Section 1022(i)(1). By contrast, a transfer from a qualified retirement plan trust under the Code to a Puerto Rico qualified retirement plan trust that has made an election under ERISA Section 1022(i)(2) is not treated as a distribution from the transferor plan for U.S. income tax purposes because a Puerto Rico retirement plan that has made an election under ERISA Section 1022(i)(2) is treated as a qualified retirement plan for purposes Code Section 401(a). The IRS has determined that the above described rules prescribing the inclusion in income of transfers of assets and liabilities to a Puerto Rico retirement plan trust described in ERISA Section 1022(i)(1) would be applicable to transfers taking effect after December 31, 2012. Notwithstanding the above, the IRS has held that a Puerto Rico retirement plan described in ERISA Section 1022(i)(1) may participate in a 81-100 group trust because it permits said plan to diversify its investments without adverse tax consequences to the group trust or its investors.



Pursuant to guidance promulgated by the DOL, where the Secretary of Labor has authority to regulate with respect to the provisions of ERISA dealing with the use of the term "spouse," spouse will be read to refer to any individuals who are lawfully married under any state law, including same-sex spouses, and without regard to whether their state of domicile recognizes same-sex marriage. Thus, for ERISA purposes as well as federal tax purposes, an employee benefit plan participant who marries a person of the same sex in a jurisdiction that recognizes same-sex marriage will continue to be treated as married even if the couple moves to a jurisdiction that does not recognize same-sex marriage.



11. OTHER INFORMATION

BRIGHTHOUSE LIFE INSURANCE COMPANY


Brighthouse Life Insurance Company (BLIC) is a stock life insurance company originally chartered in Connecticut in

1863 and currently subject to the laws of the State of Delaware. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. BLIC is an indirect wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. ("BHF"), a publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the U.S. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


PrimElite IV(SM) is a service mark of Primerica, Inc. and its Affiliates and is used under license by Brighthouse Life Insurance Company and its Affiliates.



THE SEPARATE ACCOUNT


We have established a Separate Account, Brighthouse Separate Account A (Separate Account), to hold the assets that underlie the contracts. The Board of Directors of our predecessor, MetLife Investors USA Insurance Company (MetLife Investors), adopted a resolution to establish the Separate Account under Delaware insurance law on May 29, 1980. We have registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into subaccounts.


The Separate Account's assets are solely for the benefit of those who invest in the Separate Account and no one else, including our creditors. The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts issued from this Separate Account without regard to our other business.


We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we will notify you of any such changes and we guarantee that the modification will not affect your Account Value.


We are obligated to pay all money we owe under the contracts -- such as death benefits and income payments -- even if that amount exceeds the assets in the Separate Account. Any such amount that exceeds the assets in the Separate Account is paid from our general account. Any amount under any optional death benefit, optional Guaranteed Withdrawal Benefit, or optional Lifetime Withdrawal Guarantee benefit that exceeds the assets in the Separate Account is also paid from our general account. Benefit amounts paid from the general account are subject to our financial strength and claims paying ability and our long term ability to make such payments. We issue other annuity contracts and life insurance policies where we pay all money we owe under those contracts and policies from our general account. BLIC is regulated as an insurance company under state law, which generally includes limits on the amount and type of investments in our general account. However, there is no guarantee that we will be able to meet our claims paying obligations; there are risks to purchasing any insurance product.


The investment advisers to certain of the Investment Portfolios offered with the contracts or with other variable annuity contracts issued through the Separate Account may be regulated as Commodity Pool Operators. While it does not concede that the Separate Account is a commodity pool, BLIC has claimed an exclusion from the definition of the term "commodity pool operator" under the Commodities Exchange Act (CEA), and is not subject to registration or regulation as a pool operator under the CEA.


DISTRIBUTOR


We have entered into a distribution agreement with our affiliate, Brighthouse Securities, LLC (Distributor), 11225 North Community House Road, Charlotte, NC 28277, for the distribution of the contracts. Prior to March 6, 2017, the distributor of the contracts was MetLife Investors Distribution Company. Both the Company and Distributor are indirect, wholly owned subsidiaries of BHF. Distributor is a member of the Financial Industry Regulatory Authority (FINRA). FINRA provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.


Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. No selling firms are affiliated with us or Distributor. We pay compensation to Distributor for sales of the contracts by selling firms. We also pay amounts to Distributor that may be used for its operating and other expenses, including the following sales expenses:

compensation and bonuses for Distributor's management team and other expenses of distributing the Contracts. Distributor's management team and registered representatives also may be eligible for non-cash compensation items that we may provide jointly with Distributor. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.


Certain Investment Portfolios make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing shares of the Investment Portfolios. (See the Investment Portfolio prospectuses for more information.) These payments range up to 0.55% of Separate Account assets invested in the particular Investment Portfolio.


SELLING FIRMS


As noted above, Distributor, and in certain cases, we, have entered into selling agreements with unaffiliated selling firms for the sale of the contracts. All selling firms receive commissions, and they may also receive some form of non-cash compensation. Certain selected selling firms receive additional compensation (described below under "Additional Compensation for Selected Selling Firms"). These commissions and other incentives or payments are not charged directly to contract Owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the contract or from our general account. A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with the selling firms' internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Financial representatives of the selling firms may also receive non-cash compensation, pursuant to their firm's guidelines, directly from us or Distributor.


COMPENSATION PAID TO SELLING FIRMS. Distributor pays compensation to all selling firms in the form of commissions and may also provide certain types of non-cash compensation. The commission rate paid to selling firms is determined by the estimated first year Purchase Payments, or in certain circumstances total Purchase Payments made in the first Contract Year. The dollar amount of your estimated first year Purchase Payments, or in certain circumstances total Purchase Payments made in the first Contract Year, will determine your mortality and expense charge for the duration of your contract (see
"Expenses -- Product Charges -- Mortality and Expense Charge"). The higher the mortality and expense charge, the higher the commission rate the selling firm will receive. The compensation earned by your registered representative in connection with the sale of the contract will be higher if you do not qualify for a lower mortality and expense charge.


As described in "Expenses -- Product Charges -- Mortality and Expense Charge," the mortality and expense charge paid during the first Contract Year is determined at contract issue based on your estimate of the total Purchase Payments to be made during the first Contract Year. If actual Purchase Payments made during the first Contract Year fall into a range of dollar amounts corresponding to a higher mortality and expense charge, you will pay that higher mortality and expense charge for all subsequent Contract Years. However, if actual Purchase Payments made during the first Contract Year fall into a range of dollar amounts corresponding to a lower mortality and expense charge than did your estimated Purchase Payments, no adjustment will be made. AS A RESULT, THE RATE OF COMPENSATION PAID ON PURCHASE PAYMENTS WILL BE HIGHEST WHEN YOUR ESTIMATE FALLS INTO THE RANGE OF DOLLAR AMOUNTS CORRESPONDING TO THE HIGHEST MORTALITY AND EXPENSE CHARGE, REGARDLESS OF ACTUAL PURCHASE PAYMENTS MADE.

Please note that if your estimated total Purchase Payments during the first Contract Year are just below one of the threshold dollar amounts set out in the table under "Expenses -- Product Charges -- Mortality and Expense Charge," the rate of commission will be higher than if your initial Purchase Payment or your estimated Purchase Payments are at or just above the threshold dollar amount. For example, the rate of commission paid if your estimated total Purchase Payments in the first Contract Year are $99,999 is higher than if your estimated total Purchase Payments in the first Contract Year are $100,000. In addition, any Purchase Payments in excess of your estimated total Purchase Payments during the first Contract Year do not reduce your mortality and expense charge. For these reasons, your registered representative may have an incentive for you to underestimate the total Purchase Payments during the first Contract Year.

Also, because Purchase Payments made after the first contract anniversary do not qualify you for a lower mortality and expense charge, the commission rate paid to selling firms, and therefore the total dollar amount of compensation, will be higher than if all Purchase Payments were made during the first Contract Year and the total amount of Purchase Payments qualified you for a lower mortality and expense charge. The maximum commission payable for contract sales and additional Purchase Payments to selling firms is 6% of Purchase Payments, along with annual trail commissions up to 0.25% of Account Value (less Purchase Payments received within the previous 12 months) for so long as the contract remains in effect or as agreed in the selling agreement. Distributor also pays commissions when a contract Owner elects to begin receiving regular income payments (referred to as "Annuity Payments"). (See "Annuity Payments (The Income Phase).") Distributor may also provide non-cash compensation items that we may provide jointly with Distributor. Non-cash items may include expenses for conference or seminar trips, certain gifts, prizes, and awards.


Ask your financial representative for further information about what payments your financial representative and the selling firm for which he or she works may receive in connection with your purchase of a contract.


ADDITIONAL COMPENSATION FOR SELECTED SELLING FIRMS. Distributor has entered into distribution arrangements with certain selected unaffiliated selling firms. Under these arrangements, Distributor may pay additional compensation to selected selling firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. Marketing allowances are periodic payments to certain selling firms, the amount of which may be an annual flat fee or, in many cases, depends on cumulative periodic (usually quarterly) sales of our insurance contracts (including the contracts offered by this prospectus) and may also depend on meeting thresholds in the sale of certain of our insurance contracts (other than the contracts offered by this prospectus). They may also include payments we make to cover the cost of marketing or other support services provided for or by registered representatives who may sell our products. Introduction fees are payments to selling firms in connection with the addition of our products to the selling firm's line of investment products, including expenses relating to establishing the data communications systems necessary for the selling firm to offer, sell and administer our products. Persistency payments are periodic payments based on Account Values of our variable insurance contracts (including Account Values of the contracts) or other persistency standards. Preferred status fees are paid to obtain preferred treatment of the contracts in selling firms' marketing programs, which may include marketing services, participation in marketing meetings, listings in data resources and increased access to their sales representatives. Industry conference fees are amounts paid to cover in part the costs associated with sales conferences and educational seminars for selling firms' financial representatives. Distributor has entered into such distribution agreements with the selling firms identified in the Statement of Additional Information.



The additional types of compensation discussed above are not offered to all selling firms. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The prospect of receiving, or the receipt of, additional compensation as described above may provide selling firms and/or their sales representatives with an incentive to favor sales of the contracts over other variable annuity contracts (or other investments) with respect to which selling firm does not receive additional compensation, or lower levels of additional compensation. You may wish to take such payment arrangements into account when considering and evaluating any recommendation relating to the contracts. For more information about any such additional compensation arrangements, ask your financial representative. (See the Statement of Additional Information -- "Distribution" for a list of selling firms that received compensation during 2018, as well as the range of additional compensation paid.)



REQUESTS AND ELECTIONS


We will treat your request for a contract transaction, or your submission of a Purchase Payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Service Center before the close of regular trading on the New York Stock Exchange on that day. We will treat your submission of a Purchase Payment as received by us if we receive a payment at our Annuity Service Center (or a designee receives a payment in accordance with the designee's administrative procedures) before the close of regular trading on the New York Stock Exchange on that day. If we receive the request, or if we (or our designee) receive the payment, after the close of trading on the New York Stock Exchange on that day, or if the New York Stock Exchange is not open that day, then the request or payment will be treated as received on the next day when the New York Stock Exchange is open. Our Annuity Service Center is located at

P.O. Box 10426, Des Moines, IA 50306-0426. If you send your Purchase Payments or transaction requests to an address other than the one we have designated for receipt of such Purchase Payments or requests, we may return the Purchase Payment to you, or there may be a delay in applying the Purchase Payment or transaction to your contract.


Requests for service may be made:


o  Through your financial representative


o By telephone at (888) 556-5412, between the hours of 7:30AM and 5:30PM Central Time Monday through Thursday and 7:30AM and 5:00PM Central Time on Friday


o  In writing to our Annuity Service Center


o  By fax at (877) 549-5850

     or


o  By Internet at www.brighthousefinancial.com


Some of the requests for service that may be made by telephone or Internet include transfers of Account Value (see "Investment Options - Transfers - Transfers By Telephone or Other Means") and changes to the allocation of future Purchase Payments (see "Purchase - Allocation of Purchase Payments"). We may from time to time permit requests for other types of transactions to be made by telephone or Internet. All transaction requests must be in Good Order. Contact us for further information. Some selling firms may restrict the ability of their financial representatives to convey transaction requests by telephone or Internet on your behalf.


We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax, Internet or other means are genuine. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions. All other requests and elections under your contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Service Center to be effective. If acceptable to us, requests or elections relating to Beneficiaries and Ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or action.


GOOD ORDER. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet as described above) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Investment Portfolios affected by the requested transaction; the signatures of all contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your financial representative before submitting the form or request.


TELEPHONE AND COMPUTER SYSTEMS. Telephone and computer systems may not always be available. Any telephone or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your transaction request in writing to our Annuity Service Center.


CYBERSECURITY. Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Investment Portfolios and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Owners' requests and elections and day-to-day recordkeeping, are all executed through computer networks and systems.


We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on BLIC and the Separate Account, as well as individual Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.


Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Investment Portfolios; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Owner or business information; or impede order processing or cause other operational issues.


Cybersecurity breaches may also impact the issuers of securities in which the Investment Portfolios invest, and it is possible the funds underlying your contract could lose value. There can be no assurance that we or our service providers or the Investment Portfolios will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.



Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage and mitigate this risk at all times. Furthermore, we cannot control the cybersecurity plans and systems implemented by third parties, including service providers or issuers of securities in which the Investment Portfolios invest.



CONFIRMING TRANSACTIONS. We will send out written statements confirming that a transaction was recently completed. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.


OWNERSHIP


OWNER. You, as the Owner of the contract, have all the interest and rights under the contract.


These rights include the right to:


o  change the Beneficiary.


o change the Annuitant before the Annuity Date (subject to our underwriting and administrative rules).


o  assign the contract (subject to limitation).


o  change the payment option.


o exercise all other rights, benefits, options and privileges allowed by the contract or us.


The Owner is as designated at the time the contract is issued, unless changed. Any change of Owner is subject to our underwriting rules in effect at the time of the request.


JOINT OWNER. The contract can be owned by Joint Owners, limited to two natural persons. Upon the death of either Owner, the surviving Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary unless otherwise indicated.


BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any death benefit. The Beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. If Joint Owners are named, unless you tell us otherwise, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation will be treated as a contingent Beneficiary (unless you tell us otherwise).


ABANDONED PROPERTY REQUIREMENTS. Every state has unclaimed property laws which generally declare non-ERISA annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's maturity date (the latest day on which annuity payments may begin under the contract) or the date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate the Beneficiary of the death benefit, or the Beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the Beneficiary or the Owner last resided, as shown on our books and records, or to our state of domicile. (Escheatment is the formal, legal name for this process.) However, the state is obligated to pay the death benefit (without interest) if your Beneficiary steps forward to claim it with the proper documentation. To prevent your contract's proceeds from being paid to the state's abandoned or unclaimed property office, it is important that you update your Beneficiary designations, including addresses, if and as they change. Please call (888) 556-5412 to make such changes.


ANNUITANT. The Annuitant is the natural person(s) on whose life we base Annuity Payments. You can change the Annuitant at any time prior to the Annuity Date, unless an Owner is not a natural person. Any reference to Annuitant includes any joint Annuitant under an Annuity Option. The Owner and the Annuitant do not have to be the same person except as required under certain sections of the Internal Revenue Code.


ASSIGNMENT. You can assign a Non-Qualified Contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. AN ASSIGNMENT MAY BE A TAXABLE EVENT.


If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.


LEGAL PROCEEDINGS


In the ordinary course of business, BLIC, similar to other life insurance companies, is involved in lawsuits (including class action lawsuits), arbitrations and other legal proceedings. Also, from time to time, state and federal regulators or other officials conduct formal and informal examinations or undertake other actions dealing with various aspects of the financial services and insurance industries. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made.


It is not possible to predict with certainty the ultimate outcome of any pending legal proceeding or regulatory action. However, BLIC does not believe any such action or proceeding will have a material adverse effect upon the Separate Account or upon the ability of Brighthouse Securities, LLC to perform its contract with the Separate Account or of BLIC to meet its obligations under the contracts.


FINANCIAL STATEMENTS


Our financial statements and the financial statements of the Separate Account have been included in the SAI.



TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION


     Company


     Independent Registered Public Accounting Firm


     Custodian


     Distribution


      Reduction or Elimination of the Withdrawal Charge


     Calculation of Performance Information


     Total Return

      Historical Unit Values
      Reporting Agencies


     Annuity Provisions


     Variable Annuity

      Fixed Annuity
      Mortality and Expense Guarantee


     Legal or Regulatory Restrictions on Transactions


     Additional Federal Tax Considerations


     Condensed Financial Information


     Financial Statements

                      This page intentionally left blank.

APPENDIX A
CONDENSED FINANCIAL INFORMATION


The following tables list the Condensed Financial Information (the Accumulation Unit value information for the Accumulation Units outstanding) for contracts issued as of December 31, 2018. See "Purchase -- Accumulation Units" in the prospectus for information on how Accumulation Unit values are calculated. The first table presents Accumulation Unit values for the highest possible combination of Separate Account product charges and death benefit rider charges, and the second table presents Accumulation Unit values for the lowest possible combination of such charges. Certain subaccounts are subject to a reduced Mortality and Expense Charge. Please see "FEE TABLES AND
EXAMPLES -- Separate Account Annual Expenses" for more information. Charges for the optional Lifetime Withdrawal Guarantee or Guaranteed Withdrawal Benefit are assessed by canceling Accumulation Units and, therefore, these charges are not reflected in the Accumulation Unit value. However, purchasing the optional Lifetime Withdrawal Guarantee or Guaranteed Withdrawal Benefit will result in a higher overall charge. The Statement of Additional Information (SAI) contains the Accumulation Unit values for all other possible combinations of Separate Account product charges and death benefit rider charges. (See Page 2 for how to obtain a copy of the SAI.)







                     1.75% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT (SERIES II)

01/01/2009 to 12/31/2009     11.436107         13.764905          281,073.6200
01/01/2010 to 12/31/2010     13.764905         15.153614          376,852.7365
01/01/2011 to 12/31/2011     15.153614         14.697707          483,074.2193
01/01/2012 to 12/31/2012     14.697707         16.230459          575,825.9898
01/01/2013 to 12/31/2013     16.230459         19.918000          618,005.6940
01/01/2014 to 12/31/2014     19.918000         21.288406          616,195.5079
01/01/2015 to 12/31/2015     21.288406         20.378249          613,413.7918
01/01/2016 to 12/31/2016     20.378249         22.995540          605,251.1952
01/01/2017 to 12/31/2017     22.995540         25.033754          580,654.4427
01/01/2018 to 12/31/2018     25.033754         22.204225          547,371.7549
--------------------------   ---------         ---------          ------------

INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II) (FORMERLY AIM V.I.
INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II))

01/01/2009 to 12/31/2009     16.495535         21.868456           56,051.6800
01/01/2010 to 12/31/2010     21.868456         24.198796           86,843.2950
01/01/2011 to 12/31/2011     24.198796         22.116999          133,465.1013
01/01/2012 to 12/31/2012     22.116999         25.046491          169,350.5845
01/01/2013 to 12/31/2013     25.046491         29.218895          187,962.6653
01/01/2014 to 12/31/2014     29.218895         28.737751          192,393.7500
01/01/2015 to 12/31/2015     28.737751         27.500425          192,955.4516
01/01/2016 to 12/31/2016     27.500425         26.835074          197,684.7049
01/01/2017 to 12/31/2017     26.835074         32.364107          184,076.6553
01/01/2018 to 12/31/2018     32.364107         26.964160          183,973.2248
--------------------------   ---------         ---------          ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.75% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
AMERICAN FUNDS INSURANCE SERIES(R)

AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS 2)

01/01/2009 to 12/31/2009         13.605088         15.054378       54,215.4300
01/01/2010 to 12/31/2010         15.054378         15.746608       93,490.8090
01/01/2011 to 12/31/2011         15.746608         16.418641      132,875.0530
01/01/2012 to 12/31/2012         16.418641         16.999225      158,808.9239
01/01/2013 to 12/31/2013         16.999225         16.343780      168,870.5706
01/01/2014 to 12/31/2014         16.343780         16.907934      187,947.6611
01/01/2015 to 12/31/2015         16.907934         16.660176      186,064.1850
01/01/2016 to 12/31/2016         16.660176         16.853172      159,506.3677
01/01/2017 to 12/31/2017         16.853172         17.168553      162,851.0729
01/01/2018 to 12/31/2018         17.168553         16.748840      154,044.5890
--------------------------       ---------         ---------      ------------

AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)

01/01/2009 to 12/31/2009         17.102388         23.915309      131,007.3100
01/01/2010 to 12/31/2010         23.915309         26.261096      140,549.7932
01/01/2011 to 12/31/2011         26.261096         23.513160      160,219.7565
01/01/2012 to 12/31/2012         23.513160         28.315982      159,722.0072
01/01/2013 to 12/31/2013         28.315982         35.943635      156,529.2143
01/01/2014 to 12/31/2014         35.943635         36.137085      146,987.4274
01/01/2015 to 12/31/2015         36.137085         37.973484      138,097.3525
01/01/2016 to 12/31/2016         37.973484         37.546494      132,418.5949
01/01/2017 to 12/31/2017         37.546494         48.508844      108,138.5477
01/01/2018 to 12/31/2018         48.508844         43.352171       98,533.7421
--------------------------       ---------         ---------      ------------

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)

01/01/2009 to 12/31/2009         15.600850         24.727275       28,873.6900
01/01/2010 to 12/31/2010         24.727275         29.745035       33,541.8680
01/01/2011 to 12/31/2011         29.745035         23.633842       48,120.7947
01/01/2012 to 12/31/2012         23.633842         27.443086       62,050.5380
01/01/2013 to 12/31/2013         27.443086         34.593253       61,182.6957
01/01/2014 to 12/31/2014         34.593253         34.714639       70,755.0280
01/01/2015 to 12/31/2015         34.714639         34.202960       65,393.1033
01/01/2016 to 12/31/2016         34.202960         34.314862       63,194.0578
01/01/2017 to 12/31/2017         34.314862         42.453341       59,259.3641
01/01/2018 to 12/31/2018         42.453341         37.312804       55,667.3229
--------------------------       ---------         ---------      ------------

AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)

01/01/2009 to 12/31/2009         89.425899        122.507780       71,224.7500
01/01/2010 to 12/31/2010        122.507780        142.872903       78,117.4308
01/01/2011 to 12/31/2011        142.872903        134.394528       84,347.6569
01/01/2012 to 12/31/2012        134.394528        155.677043       92,025.2932
01/01/2013 to 12/31/2013        155.677043        199.026955       88,811.1467
01/01/2014 to 12/31/2014        199.026955        212.215715       82,342.0672
01/01/2015 to 12/31/2015        212.215715        222.835671       72,089.3764
01/01/2016 to 12/31/2016        222.835671        239.745768       64,969.1631
01/01/2017 to 12/31/2017        239.745768        302.255530       54,214.5972
01/01/2018 to 12/31/2018        302.255530        296.248134       46,789.0325
--------------------------      ----------        ----------      ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)

01/01/2009 to 12/31/2009         67.420973         86.949068         58,719.6100
01/01/2010 to 12/31/2010         86.949068         95.204755         65,717.9514
01/01/2011 to 12/31/2011         95.204755         91.844404         71,887.6124
01/01/2012 to 12/31/2012         91.844404        106.019826         77,506.4487
01/01/2013 to 12/31/2013        106.019826        139.082350         73,709.7824
01/01/2014 to 12/31/2014        139.082350        151.203882         72,323.8733
01/01/2015 to 12/31/2015        151.203882        150.742111         68,381.5331
01/01/2016 to 12/31/2016        150.742111        165.193282         64,048.8034
01/01/2017 to 12/31/2017        165.193282        198.671299         58,815.1437
01/01/2018 to 12/31/2018        198.671299        191.717352         51,707.9541
--------------------------      ----------        ----------         -----------

BRIGHTHOUSE FUNDS TRUST I

AMERICAN FUNDS(R) GROWTH SUB-ACCOUNT (CLASS C)

08/12/2013 to 12/31/2013         11.320408         12.576555      3,014,569.2270
01/01/2014 to 12/31/2014         12.576555         13.369741      2,791,364.6026
01/01/2015 to 12/31/2015         13.369741         13.990630      2,445,514.7955
01/01/2016 to 12/31/2016         13.990630         14.998904      2,259,572.2591
01/01/2017 to 12/31/2017         14.998904         18.852015      2,058,901.9169
01/01/2018 to 12/31/2018         18.852015         18.430712      1,817,062.9248
--------------------------      ----------        ----------      --------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         21.191769         22.743320        981,519.8349
01/01/2013 to 12/31/2013         22.743320         24.434687        830,339.2561
01/01/2014 to 12/31/2014         24.434687         24.802021        596,045.2187
01/01/2015 to 12/31/2015         24.802021         23.385369        586,471.2775
01/01/2016 to 12/31/2016         23.385369         26.191865        651,769.4115
01/01/2017 to 12/31/2017         26.191865         27.735947        614,188.3058
01/01/2018 to 12/31/2018         27.735947         26.469088        479,180.2939
--------------------------      ----------        ----------      --------------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(R)
EMERGING MARKETS EQUITY SUB-ACCOUNT
 (CLASS B))

01/01/2009 to 12/31/2009          6.131668         10.179606      1,107,585.9100
01/01/2010 to 12/31/2010         10.179606         12.369549      1,467,135.4771
01/01/2011 to 12/31/2011         12.369549          9.881769      1,629,712.7032
01/01/2012 to 12/31/2012          9.881769         11.544206      1,554,775.7798
01/01/2013 to 12/31/2013         11.544206         10.778868      1,596,472.0004
01/01/2014 to 12/31/2014         10.778868          9.901143      1,558,190.3139
01/01/2015 to 12/31/2015          9.901143          8.385404      1,612,334.0163
01/01/2016 to 12/31/2016          8.385404          9.187708      1,437,497.2226
01/01/2017 to 12/31/2017          9.187708         11.586489      1,328,325.3335
01/01/2018 to 12/31/2018         11.586489          9.769851      1,333,077.5325
--------------------------      ----------        ----------      --------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014         17.091830         18.122311        766,114.7711
01/01/2015 to 12/31/2015         18.122311         17.558323        698,274.6675
01/01/2016 to 12/31/2016         17.558323         17.404553        659,523.4915
01/01/2017 to 12/31/2017         17.404553         18.941275        617,036.9436
01/01/2018 to 12/31/2018         18.941275         17.001771        582,039.5546
--------------------------      ----------        ----------      --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE INSURANCE
FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -
 INVESCO V.I. GLOBAL REAL ESTATE (SERIES II))

01/01/2009 to 12/31/2009         5.206042          6.706608          16,546.9800
01/01/2010 to 12/31/2010         6.706608          7.726471          23,831.5630
01/01/2011 to 12/31/2011         7.726471          7.081874          40,113.2090
01/01/2012 to 12/31/2012         7.081874          8.896106          48,108.7327
01/01/2013 to 12/31/2013         8.896106          8.954858          58,248.6185
01/01/2014 to 04/25/2014         8.954858          9.407698               0.0000
--------------------------       --------          --------          -----------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B) (FORMERLY THE UNIVERSAL
INSTITUTIONAL FUNDS, INC. - UIF U.S. REAL ESTATE SUB-
 ACCOUNT (CLASS I))

01/01/2009 to 12/31/2009        14.804255         18.671955          51,647.0800
01/01/2010 to 12/31/2010        18.671955         23.845993          54,604.1581
01/01/2011 to 12/31/2011        23.845993         24.820407          63,365.4400
01/01/2012 to 12/31/2012        24.820407         28.249716          78,666.6341
01/01/2013 to 12/31/2013        28.249716         28.329729          85,582.0124
01/01/2014 to 04/25/2014        28.329729         31.557188               0.0000
--------------------------      ---------         ---------          -----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)

05/02/2011 to 12/31/2011         8.202138          7.417176       2,092,369.8231
01/01/2012 to 12/31/2012         7.417176          8.636667       1,876,364.4859
01/01/2013 to 12/31/2013         8.636667         12.357081       2,349,066.1444
01/01/2014 to 12/31/2014        12.357081         14.436842       2,617,829.6241
01/01/2015 to 12/31/2015        14.436842         13.613734       2,596,366.5865
01/01/2016 to 12/31/2016        13.613734         13.736148       2,293,067.4522
01/01/2017 to 12/31/2017        13.736148         15.983387       2,044,022.7552
01/01/2018 to 12/31/2018        15.983387         14.596073       1,721,059.2148
--------------------------      ---------         ---------       --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         4.585552          6.216925         652,519.2600
01/01/2010 to 12/31/2010         6.216925          6.557220         652,925.8722
01/01/2011 to 04/29/2011         6.557220          6.964406               0.0000
--------------------------      ---------         ---------       --------------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        17.926428         20.670059       2,030,456.0944
01/01/2013 to 12/31/2013        20.670059         26.504545       1,937,964.8981
01/01/2014 to 12/31/2014        26.504545         24.536719       1,902,582.2460
01/01/2015 to 12/31/2015        24.536719         23.020700       1,768,822.4687
01/01/2016 to 12/31/2016        23.020700         24.471249       1,625,716.8478
01/01/2017 to 12/31/2017        24.471249         31.365374       1,459,735.3285
01/01/2018 to 12/31/2018        31.365374         23.430083       1,387,154.3275
--------------------------      ---------         ---------       --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009         7.175756          8.945174         825,956.7100
01/01/2010 to 12/31/2010         8.945174         10.097738         887,283.3967
01/01/2011 to 12/31/2011        10.097738          9.777703         958,064.8916
01/01/2012 to 12/31/2012         9.777703         11.386622       1,057,626.4723
01/01/2013 to 12/31/2013        11.386622         15.149305       1,014,461.6831
01/01/2014 to 12/31/2014        15.149305         16.272764       1,419,527.6653
01/01/2015 to 12/31/2015        16.272764         15.035650       1,501,128.4135
01/01/2016 to 12/31/2016        15.035650         17.330567       1,508,561.1568
01/01/2017 to 12/31/2017        17.330567         20.099839       1,348,478.6999
01/01/2018 to 12/31/2018        20.099839         17.348646       1,265,949.8899
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
INVESCO COMSTOCK SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE INSURANCE FUNDS) - INVESCO V.I.
 GROWTH AND INCOME SUB-ACCOUNT (SERIES II))

01/01/2009 to 12/31/2009         9.374292         11.432514         170,431.7700
01/01/2010 to 12/31/2010        11.432514         12.603970         233,027.6932
01/01/2011 to 12/31/2011        12.603970         12.105625         323,634.2449
01/01/2012 to 12/31/2012        12.105625         13.601178         387,945.1769
01/01/2013 to 12/31/2013        13.601178         17.878498         408,285.2771
01/01/2014 to 04/25/2014        17.878498         17.969948               0.0000
--------------------------      ---------         ---------         ------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B) (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT
(CLASS B) AND BEFORE THAT VAN KAMPEN
 LIFE INVESTMENT TRUST - VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT (CLASS II))

01/01/2009 to 05/01/2009         9.223715          8.941191               0.0000
--------------------------      ---------         ---------         ------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         9.443675         12.418277         895,988.1400
01/01/2010 to 12/31/2010        12.418277         15.398109         846,016.4778
01/01/2011 to 12/31/2011        15.398109         14.967924         864,736.8237
01/01/2012 to 12/31/2012        14.967924         17.388169         784,137.3610
01/01/2013 to 12/31/2013        17.388169         23.951394         745,938.6184
01/01/2014 to 12/31/2014        23.951394         25.397771         657,045.6631
01/01/2015 to 12/31/2015        25.397771         24.530441         600,854.5033
01/01/2016 to 12/31/2016        24.530441         26.861220         583,220.6116
01/01/2017 to 12/31/2017        26.861220         33.083429         509,380.0986
01/01/2018 to 12/31/2018        33.083429         29.565139         460,100.0769
--------------------------      ---------         ---------         ------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        13.927955         14.272304         804,009.2089
01/01/2013 to 12/31/2013        14.272304         16.426933         684,376.7472
01/01/2014 to 12/31/2014        16.426933         16.701626         574,929.7539
01/01/2015 to 12/31/2015        16.701626         16.613369         499,172.6241
01/01/2016 to 12/31/2016        16.613369         17.105049         417,506.6311
01/01/2017 to 12/31/2017        17.105049         20.670092         349,342.0341
01/01/2018 to 12/31/2018        20.670092         19.215263         336,168.8306
--------------------------      ---------         ---------         ------------

MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         9.917813         12.822103       1,657,959.1500
01/01/2010 to 12/31/2010        12.822103         14.036777       1,558,754.1578
01/01/2011 to 12/31/2011        14.036777         12.315804       1,451,252.3352
01/01/2012 to 12/31/2012        12.315804         14.122923       1,356,246.8699
01/01/2013 to 12/31/2013        14.122923         16.550500       1,220,678.8154
01/01/2014 to 12/31/2014        16.550500         15.133116       1,100,374.5092
01/01/2015 to 12/31/2015        15.133116         14.606784       1,037,707.0313
01/01/2016 to 12/31/2016        14.606784         14.227740         951,290.4147
01/01/2017 to 12/31/2017        14.227740         17.918161         818,774.5442
01/01/2018 to 12/31/2018        17.918161         15.141437         765,834.2134
--------------------------      ---------         ---------       --------------

MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         6.685618         10.332240          63,702.9900
01/01/2010 to 12/31/2010        10.332240         13.410930          85,188.3210
01/01/2011 to 12/31/2011        13.410930         12.266496         129,160.8823
01/01/2012 to 12/31/2012        12.266496         13.171308         198,356.4377
01/01/2013 to 12/31/2013        13.171308         17.993720         235,389.4485
01/01/2014 to 12/31/2014        17.993720         17.860862         242,691.2770
01/01/2015 to 12/31/2015        17.860862         16.669429         256,330.3343
01/01/2016 to 12/31/2016        16.669429         14.994415         283,118.7838
01/01/2017 to 12/31/2017        14.994415         20.616222         251,237.6495
01/01/2018 to 12/31/2018        20.616222         22.312824         202,254.2884
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.75% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        11.374184         15.625418        12,817.3300
01/01/2010 to 12/31/2010        15.625418         17.800035        16,240.1497
01/01/2011 to 12/31/2011        17.800035         16.021549        16,308.8165
01/01/2012 to 12/31/2012        16.021549         19.075725        15,336.6101
01/01/2013 to 12/31/2013        19.075725         23.827264        61,282.1456
01/01/2014 to 12/31/2014        23.827264         23.915490        56,568.4848
01/01/2015 to 12/31/2015        23.915490         24.425474        55,591.2867
01/01/2016 to 12/31/2016        24.425474         24.057182        49,538.2727
01/01/2017 to 12/31/2017        24.057182         32.325602        42,134.9859
01/01/2018 to 12/31/2018        32.325602         27.586643        37,295.9331
--------------------------      ---------         ---------        -----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
SUB-ACCOUNT (CLASS 2))

01/01/2009 to 12/31/2009        10.551561         13.593456        30,636.0900
01/01/2010 to 12/31/2010        13.593456         14.345478        31,619.8593
01/01/2011 to 04/29/2011        14.345478         15.986985             0.0000
--------------------------      ---------         ---------        -----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B))

05/03/2010 to 12/31/2010        13.356459         13.950884         2,790.8672
01/01/2011 to 12/31/2011        13.950884         12.763786        34,972.2441
01/01/2012 to 12/31/2012        12.763786         15.327269        44,231.9129
01/01/2013 to 04/26/2013        15.327269         16.276366             0.0000
--------------------------      ---------         ---------        -----------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E)

04/28/2014 to 12/31/2014        41.807187         45.563726        59,098.7180
01/01/2015 to 12/31/2015        45.563726         43.212677        56,818.8177
01/01/2016 to 12/31/2016        43.212677         49.281958        55,461.0724
01/01/2017 to 12/31/2017        49.281958         56.695898        53,446.0516
01/01/2018 to 12/31/2018        56.695898         50.658436        50,015.9940
--------------------------      ---------         ---------        -----------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E) (FORMERLY LEGG MASON PARTNERS
VARIABLE EQUITY TRUST - CLEARBRIDGE VARIABLE
 ALL CAP VALUE SUB-ACCOUNT (CLASS I))

01/01/2009 to 12/31/2009        21.092663         26.811748        49,833.8600
01/01/2010 to 12/31/2010        26.811748         30.721653        50,573.8244
01/01/2011 to 12/31/2011        30.721653         28.319097        56,091.9998
01/01/2012 to 12/31/2012        28.319097         31.993213        62,067.0397
01/01/2013 to 12/31/2013        31.993213         41.550800        59,672.2393
01/01/2014 to 04/25/2014        41.550800         41.747665             0.0000
--------------------------      ---------         ---------        -----------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE
INSURANCE FUNDS (INVESCO VARIABLE INSURANCE
 FUNDS) - INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT (SERIES II) AND BEFORE THAT THE
UNIVERSAL INSTITUTIONAL FUNDS, INC. - UIF
 U.S. MID CAP VALUE SUB-ACCOUNT CLASS II))

01/01/2009 to 12/31/2009         6.305142          8.622029        45,294.2200
01/01/2010 to 12/31/2010         8.622029         10.351908        55,954.4267
01/01/2011 to 12/31/2011        10.351908         10.256755       104,325.9335
01/01/2012 to 12/31/2012        10.256755         11.798803       131,565.2581
01/01/2013 to 12/31/2013        11.798803         15.528406       126,642.4040
01/01/2014 to 04/25/2014        15.528406         15.505575             0.0000
--------------------------      ---------         ---------       ------------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        33.284417         35.984283       195,788.3785
01/01/2015 to 12/31/2015        35.984283         32.184148       222,380.3688
01/01/2016 to 12/31/2016        32.184148         36.529158       230,168.7809
01/01/2017 to 12/31/2017        36.529158         39.298482       216,608.5816
01/01/2018 to 12/31/2018        39.298482         34.694792       179,945.7513
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BRIGHTHOUSE FUNDS TRUST II

BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        50.998518         52.904726           3,329.1008
01/01/2013 to 12/31/2013        52.904726         51.463050           4,162.4821
01/01/2014 to 12/31/2014        51.463050         54.014074           4,735.7515
01/01/2015 to 12/31/2015        54.014074         53.257892           6,427.5796
01/01/2016 to 12/31/2016        53.257892         53.833606           9,042.0125
01/01/2017 to 12/31/2017        53.833606         54.938251           7,162.0740
01/01/2018 to 12/31/2018        54.938251         53.647855           6,545.9012
--------------------------      ---------         ---------           ----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)

05/04/2009 to 12/31/2009        10.148982         12.768818           5,051.3600
01/01/2010 to 12/31/2010        12.768818         15.034354           4,704.3799
01/01/2011 to 12/31/2011        15.034354         13.452339           4,395.7406
01/01/2012 to 12/31/2012        13.452339         15.117541           4,195.7554
01/01/2013 to 12/31/2013        15.117541         19.938763           4,707.5486
01/01/2014 to 12/31/2014        19.938763         21.336198           4,556.6251
01/01/2015 to 12/31/2015        21.336198         22.282513           3,606.8049
01/01/2016 to 12/31/2016        22.282513         21.914631           7,964.5876
01/01/2017 to 12/31/2017        21.914631         28.842676           5,796.6574
01/01/2018 to 12/31/2018        28.842676         29.026609           5,382.5127
--------------------------      ---------         ---------           ----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE
CAP GROWTH SUB-ACCOUNT (CLASS A) AND
 BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT
(CLASS A))

01/01/2009 to 05/01/2009         8.801294          8.361042               0.0000
--------------------------      ---------         ---------           ----------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)

08/12/2013 to 12/31/2013         9.778120          9.712238       4,624,974.0332
01/01/2014 to 12/31/2014         9.712238          9.543745       4,196,690.0924
01/01/2015 to 12/31/2015         9.543745          9.378175       4,718,394.5202
01/01/2016 to 12/31/2016         9.378175          9.225813       3,790,678.8024
01/01/2017 to 12/31/2017         9.225813          9.123732       3,095,629.1572
01/01/2018 to 12/31/2018         9.123732          9.103447       2,684,044.8442
--------------------------      ---------         ---------       --------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS E)

05/03/2010 to 12/31/2010        13.002321         12.852324         156,387.1165
01/01/2011 to 12/31/2011        12.852324         12.629961         192,111.3912
01/01/2012 to 12/31/2012        12.629961         12.409660         161,076.9809
01/01/2013 to 12/31/2013        12.409660         12.194371         140,374.2592
01/01/2014 to 12/31/2014        12.194371         11.982817          88,784.4511
01/01/2015 to 12/31/2015        11.982817         11.774933         117,422.5207
01/01/2016 to 12/31/2016        11.774933         11.593866          58,650.6395
01/01/2017 to 12/31/2017        11.593866         11.477504          45,773.3633
01/01/2018 to 12/31/2018        11.477504         11.465291          34,888.8237
--------------------------      ---------         ---------       --------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS E) (FORMERLY LEGG MASON PARTNERS
VARIABLE INCOME TRUST - LEGG MASON
 WESTERN ASSET VARIABLE MONEY MARKET SUB-ACCOUNT))

01/01/2009 to 12/31/2009        13.279719         13.078522         147,039.9800
01/01/2010 to 04/30/2010        13.078522         13.004192               0.0000
--------------------------      ---------         ---------       --------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS A)

05/02/2016 to 12/31/2016        50.539167         51.414418          93,820.4361
01/01/2017 to 12/31/2017        51.414418         60.159628          85,350.3501
01/01/2018 to 12/31/2018        60.159628         59.058336          71,740.7691
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      1.75% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS A) (FORMERLY INVESTORS SERIES
TRUST - PIONEER FUND SUB-ACCOUNT (CLASS A))

01/01/2009 to 12/31/2009        12.816556         15.602346          69,915.6100
01/01/2010 to 12/31/2010        15.602346         17.818973         115,528.8044
01/01/2011 to 12/31/2011        17.818973         16.714191         180,610.2703
01/01/2012 to 12/31/2012        16.714191         18.162030         234,704.7727
01/01/2013 to 12/31/2013        18.162030         23.750222         244,324.8219
01/01/2014 to 12/31/2014        23.750222         25.942173         222,772.8550
01/01/2015 to 12/31/2015        25.942173         25.508229         196,063.3466
01/01/2016 to 04/29/2016        25.508229         25.646358               0.0000
--------------------------      ---------         ---------         ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B)

05/02/2016 to 12/31/2016        21.897491         22.236591         161,372.5621
01/01/2017 to 12/31/2017        22.236591         25.962156         158,345.7145
01/01/2018 to 12/31/2018        25.962156         25.419214         159,981.1680
--------------------------      ---------         ---------         ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS B))

08/12/2013 to 12/31/2013        21.444192         23.399440          73,838.0464
01/01/2014 to 12/31/2014        23.399440         25.507070          71,817.6008
01/01/2015 to 12/31/2015        25.507070         25.001745          88,874.7119
01/01/2016 to 04/29/2016        25.001745         25.128938               0.0000
--------------------------      ---------         ---------         ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        13.888980         13.358605       2,574,947.6990
01/01/2013 to 12/31/2013        13.358605         17.948732       2,333,821.9085
01/01/2014 to 12/31/2014        17.948732         19.179453       2,023,452.4397
01/01/2015 to 12/31/2015        19.179453         20.833099       1,710,224.0089
01/01/2016 to 12/31/2016        20.833099         20.445118       1,572,748.2896
01/01/2017 to 12/31/2017        20.445118         27.523129       1,325,820.8842
01/01/2018 to 12/31/2018        27.523129         27.073768       1,256,088.7041
--------------------------      ---------         ---------       --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         5.359740          7.568480       2,330,307.4300
01/01/2010 to 12/31/2010         7.568480          8.136100       2,020,755.9839
01/01/2011 to 12/31/2011         8.136100          7.884860       1,836,098.7767
01/01/2012 to 04/27/2012         7.884860          8.860339               0.0000
--------------------------      ---------         ---------       --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)

05/02/2016 to 12/31/2016        29.280780         30.329874         311,548.5123
01/01/2017 to 12/31/2017        30.329874         32.257245         301,916.2830
01/01/2018 to 12/31/2018        32.257245         30.491004         290,146.6977
--------------------------      ---------         ---------       --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS A))

01/01/2009 to 12/31/2009        16.903303         22.106133         117,264.0100
01/01/2010 to 12/31/2010        22.106133         24.367609         181,169.3899
01/01/2011 to 12/31/2011        24.367609         24.814938         280,091.2678
01/01/2012 to 12/31/2012        24.814938         27.216721         359,434.8982
01/01/2013 to 12/31/2013        27.216721         27.157692         422,586.7892
01/01/2014 to 12/31/2014        27.157692         27.909798         408,029.1221
01/01/2015 to 12/31/2015        27.909798         27.070266         361,538.3017
01/01/2016 to 04/29/2016        27.070266         27.734449               0.0000
--------------------------      ---------         ---------       --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016        27.816144         28.784562         707,485.2257
01/01/2017 to 12/31/2017        28.784562         30.530425         670,294.5099
01/01/2018 to 12/31/2018        30.530425         28.790732         596,341.0227
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.75% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
(FORMERLY MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS B))

08/12/2013 to 12/31/2013         2.512323          2.534861       158,055.4098
01/01/2014 to 12/31/2014         2.534861          2.600411       506,103.8159
01/01/2015 to 12/31/2015         2.600411          2.514926       785,859.5619
01/01/2016 to 04/29/2016         2.514926          2.573837             0.0000
--------------------------       --------          --------       ------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        15.488235         15.840564       480,995.1100
01/01/2010 to 12/31/2010        15.840564         16.420744       654,029.8508
01/01/2011 to 12/31/2011        16.420744         16.986337       689,015.3491
01/01/2012 to 12/31/2012        16.986337         17.198787       610,046.0423
01/01/2013 to 12/31/2013        17.198787         16.747425       537,936.8763
01/01/2014 to 12/31/2014        16.747425         16.876560       477,768.6113
01/01/2015 to 12/31/2015        16.876560         16.634701       467,028.9623
01/01/2016 to 12/31/2016        16.634701         16.513066       453,737.5492
01/01/2017 to 12/31/2017        16.513066         16.499340       397,472.7522
01/01/2018 to 12/31/2018        16.499340         16.324645       367,681.7250
--------------------------      ---------         ---------       ------------

FIDELITY(R) VARIABLE INSURANCE PRODUCTS

CONTRAFUND(R) SUB-ACCOUNT (SERVICE CLASS 2)

08/12/2013 to 12/31/2013        49.138625         54.112303         4,709.0434
01/01/2014 to 12/31/2014        54.112303         59.370732        16,115.3299
01/01/2015 to 12/31/2015        59.370732         58.583071        27,601.4366
01/01/2016 to 12/31/2016        58.583071         62.016796        39,063.9298
01/01/2017 to 12/31/2017        62.016796         74.100475        38,100.2033
01/01/2018 to 12/31/2018        74.100475         67.973092        37,241.1597
--------------------------      ---------         ---------       ------------

CONTRAFUND(R) SUB-ACCOUNT (SERVICE CLASS)

01/01/2009 to 12/31/2009        25.570354         34.088192        75,607.4900
01/01/2010 to 12/31/2010        34.088192         39.228206        87,585.0005
01/01/2011 to 12/31/2011        39.228206         37.532473       113,187.1419
01/01/2012 to 12/31/2012        37.532473         42.892338       135,805.9207
01/01/2013 to 12/31/2013        42.892338         55.275976       145,298.7672
01/01/2014 to 12/31/2014        55.275976         60.735536       124,476.9333
01/01/2015 to 12/31/2015        60.735536         60.014770       109,624.7055
01/01/2016 to 12/31/2016        60.014770         63.639593       101,772.0965
01/01/2017 to 12/31/2017        63.639593         76.149188        78,566.4681
01/01/2018 to 12/31/2018        76.149188         69.966804        69,521.4653
--------------------------      ---------         ---------       ------------

MID CAP SUB-ACCOUNT (SERVICE CLASS 2)

01/01/2009 to 12/31/2009        23.685111         32.526324        50,311.2700
01/01/2010 to 12/31/2010        32.526324         41.094769        72,960.5362
01/01/2011 to 12/31/2011        41.094769         36.000387       108,503.5387
01/01/2012 to 12/31/2012        36.000387         40.523918       141,238.9584
01/01/2013 to 12/31/2013        40.523918         54.104996       151,291.1182
01/01/2014 to 12/31/2014        54.104996         56.373165       154,714.3071
01/01/2015 to 12/31/2015        56.373165         54.492867       146,299.0463
01/01/2016 to 12/31/2016        54.492867         59.932142       141,142.6496
01/01/2017 to 12/31/2017        59.932142         70.990878       129,582.6863
01/01/2018 to 12/31/2018        70.990878         59.447848       121,358.0316
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.75% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN INCOME VIP SUB-ACCOUNT (CLASS 2)

01/01/2009 to 12/31/2009        29.923443         39.871233        47,910.9500
01/01/2010 to 12/31/2010        39.871233         44.145134        53,358.8300
01/01/2011 to 12/31/2011        44.145134         44.415260        58,361.6590
01/01/2012 to 12/31/2012        44.415260         49.162538        66,799.5054
01/01/2013 to 12/31/2013        49.162538         55.044838        70,510.0656
01/01/2014 to 12/31/2014        55.044838         56.586610        72,268.7912
01/01/2015 to 12/31/2015        56.586610         51.682213        70,681.0059
01/01/2016 to 12/31/2016        51.682213         57.907638        69,491.1544
01/01/2017 to 12/31/2017        57.907638         62.410496        63,939.5524
01/01/2018 to 12/31/2018        62.410496         58.682457        60,772.2777
--------------------------      ---------         ---------        -----------

FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT (CLASS 2)

01/01/2009 to 12/31/2009        14.389203         17.822727        43,332.3000
01/01/2010 to 12/31/2010        17.822727         19.474353        51,807.0952
01/01/2011 to 12/31/2011        19.474353         18.937750        56,808.3885
01/01/2012 to 12/31/2012        18.937750         21.258019        56,028.6023
01/01/2013 to 12/31/2013        21.258019         26.792985        55,149.2207
01/01/2014 to 12/31/2014        26.792985         28.203296        50,667.7934
01/01/2015 to 12/31/2015        28.203296         26.345810        46,950.7968
01/01/2016 to 12/31/2016        26.345810         30.046043        41,108.6579
01/01/2017 to 12/31/2017        30.046043         31.991025        39,089.4886
01/01/2018 to 12/31/2018        31.991025         28.582993        36,546.2112
--------------------------      ---------         ---------        -----------

FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT (CLASS 2)

01/01/2009 to 12/31/2009         5.758713          7.308684        25,868.6700
01/01/2010 to 12/31/2010         7.308684          9.208932        38,035.2151
01/01/2011 to 12/31/2011         9.208932          8.709189        67,694.2444
01/01/2012 to 12/31/2012         8.709189         10.130877       101,733.1793
01/01/2013 to 12/31/2013        10.130877         13.562815       116,182.4686
01/01/2014 to 12/31/2014        13.562815         13.403590       119,780.4683
01/01/2015 to 12/31/2015        13.403590         12.198077       120,947.8307
01/01/2016 to 12/31/2016        12.198077         15.604976       117,582.0487
01/01/2017 to 12/31/2017        15.604976         16.968482       111,121.8609
01/01/2018 to 12/31/2018        16.968482         14.525537       108,076.5862
--------------------------      ---------         ---------       ------------

TEMPLETON GLOBAL BOND VIP SUB-ACCOUNT (CLASS 2)

01/01/2009 to 12/31/2009        12.803735         14.932217        37,938.3900
01/01/2010 to 12/31/2010        14.932217         16.793342        48,070.6724
01/01/2011 to 12/31/2011        16.793342         16.359004        87,289.6978
01/01/2012 to 12/31/2012        16.359004         18.495458       125,197.8537
01/01/2013 to 12/31/2013        18.495458         18.470688       139,115.9801
01/01/2014 to 12/31/2014        18.470688         18.482954       149,728.4285
01/01/2015 to 12/31/2015        18.482954         17.380407       145,813.6480
01/01/2016 to 12/31/2016        17.380407         17.580759       147,554.9085
01/01/2017 to 12/31/2017        17.580759         17.609296       141,733.4612
01/01/2018 to 12/31/2018        17.609296         17.637409       135,174.1206
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.75% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
LEGG MASON PARTNERS VARIABLE EQUITY TRUST

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)

01/01/2009 to 12/31/2009         7.861783      10.395885          180,821.5600
01/01/2010 to 12/31/2010        10.395885      12.770644          178,895.4956
01/01/2011 to 12/31/2011        12.770644      12.859602          188,142.7430
01/01/2012 to 12/31/2012        12.859602      15.001145          204,943.7944
01/01/2013 to 12/31/2013        15.001145      21.784460          211,991.5231
01/01/2014 to 12/31/2014        21.784460      25.772387          219,562.7292
01/01/2015 to 12/31/2015        25.772387      24.885713          231,174.6582
01/01/2016 to 12/31/2016        24.885713      24.748129          249,134.2288
01/01/2017 to 12/31/2017        24.748129      28.281877          235,649.3843
01/01/2018 to 12/31/2018        28.281877      25.469502          217,753.0153
--------------------------      ---------      ---------          ------------

CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)

01/01/2009 to 12/31/2009        22.483750      26.979901           61,372.6200
01/01/2010 to 12/31/2010        26.979901      29.859490           85,920.1573
01/01/2011 to 12/31/2011        29.859490      30.106647          123,135.4835
01/01/2012 to 12/31/2012        30.106647      34.299843          143,688.0657
01/01/2013 to 12/31/2013        34.299843      43.816790          166,163.4726
01/01/2014 to 12/31/2014        43.816790      47.789945          174,541.9151
01/01/2015 to 12/31/2015        47.789945      47.712198          173,371.6415
01/01/2016 to 12/31/2016        47.712198      51.464649          179,652.4529
01/01/2017 to 12/31/2017        51.464649      60.459650          171,193.0430
01/01/2018 to 12/31/2018        60.459650      58.370511          155,413.0118
--------------------------      ---------      ---------          ------------

CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT (CLASS II)

01/01/2009 to 12/31/2009         9.439734      11.375389           43,588.9600
01/01/2010 to 12/31/2010        11.375389      12.532613           54,235.1590
01/01/2011 to 12/31/2011        12.532613      13.265260           76,865.0190
01/01/2012 to 12/31/2012        13.265260      14.868763          109,215.0192
01/01/2013 to 12/31/2013        14.868763      18.363406          125,932.2480
01/01/2014 to 12/31/2014        18.363406      20.477816          131,739.1391
01/01/2015 to 12/31/2015        20.477816      19.229329          131,516.1815
01/01/2016 to 12/31/2016        19.229329      21.688550          122,634.2259
01/01/2017 to 12/31/2017        21.688550      25.365178          116,157.9833
01/01/2018 to 12/31/2018        25.365178      23.677492          106,005.5076
--------------------------      ---------      ---------          ------------

CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)

01/01/2009 to 12/31/2009         8.276779      11.612105           24,056.9300
01/01/2010 to 12/31/2010        11.612105      14.284403           30,868.4103
01/01/2011 to 12/31/2011        14.284403      14.231728           38,122.4730
01/01/2012 to 12/31/2012        14.231728      16.700297           53,811.9901
01/01/2013 to 12/31/2013        16.700297      24.132118           68,244.3643
01/01/2014 to 12/31/2014        24.132118      24.680531           68,729.9806
01/01/2015 to 12/31/2015        24.680531      23.191186           74,943.1412
01/01/2016 to 12/31/2016        23.191186      24.111257           90,832.1948
01/01/2017 to 12/31/2017        24.111257      29.443866           85,812.9838
01/01/2018 to 12/31/2018        29.443866      29.924130           72,246.1338
--------------------------      ---------      ---------          ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.75% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
QS VARIABLE CONSERVATIVE GROWTH SUB-ACCOUNT (CLASS I) (FORMERLY QS LEGG MASON
VARIABLE CONSERVATIVE GROWTH SUB-ACCOUNT)

05/03/2010 to 12/31/2010        15.523505      16.386410            3,515.5468
01/01/2011 to 12/31/2011        16.386410      16.291515            8,335.2084
01/01/2012 to 12/31/2012        16.291515      18.103692           16,654.2107
01/01/2013 to 12/31/2013        18.103692      20.517583           23,273.6014
01/01/2014 to 12/31/2014        20.517583      21.150985           26,954.1260
01/01/2015 to 12/31/2015        21.150985      20.537660           26,704.5583
01/01/2016 to 12/31/2016        20.537660      21.681035           26,810.0302
01/01/2017 to 12/31/2017        21.681035      24.192795           25,993.6899
01/01/2018 to 12/31/2018        24.192795      22.724991           24,820.2801
--------------------------      ---------      ---------           -----------

QS VARIABLE GROWTH SUB-ACCOUNT (CLASS I) (FORMERLY QS LEGG MASON VARIABLE GROWTH
SUB-ACCOUNT)

01/01/2009 to 12/31/2009         9.250064      12.041581           55,010.2700
01/01/2010 to 12/31/2010        12.041581      13.690364           66,297.8202
01/01/2011 to 12/31/2011        13.690364      13.142632           76,002.4387
01/01/2012 to 12/31/2012        13.142632      14.965277           82,707.0630
01/01/2013 to 12/31/2013        14.965277      18.602546           82,785.4151
01/01/2014 to 12/31/2014        18.602546      19.136460           83,601.4661
01/01/2015 to 12/31/2015        19.136460      18.384405           73,473.2487
01/01/2016 to 12/31/2016        18.384405      19.600711           67,643.7514
01/01/2017 to 12/31/2017        19.600711      22.985833           62,589.4889
01/01/2018 to 12/31/2018        22.985833      20.768081           48,161.0530
--------------------------      ---------      ---------           -----------

LEGG MASON PARTNERS VARIABLE INCOME TRUST

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)

01/01/2009 to 12/31/2009        10.832668      16.558771           74,598.8000
01/01/2010 to 12/31/2010        16.558771      18.699503           29,512.2820
01/01/2011 to 12/31/2011        18.699503      18.690509           38,384.7463
01/01/2012 to 12/31/2012        18.690509      21.730494           52,943.4849
01/01/2013 to 12/31/2013        21.730494      22.692381           61,260.1596
01/01/2014 to 12/31/2014        22.692381      22.041717           67,141.7445
01/01/2015 to 12/31/2015        22.041717      20.394505           60,807.3329
01/01/2016 to 12/31/2016        20.394505      23.168116           58,467.3829
01/01/2017 to 12/31/2017        23.168116      24.737042           55,868.4896
01/01/2018 to 12/31/2018        24.737042      23.352429           50,659.0941
--------------------------      ---------      ---------           -----------

OPPENHEIMER VARIABLE ACCOUNT FUNDS

OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA SUB-ACCOUNT (SERVICE SHARES)

01/01/2009 to 12/31/2009        10.099473      13.584572           62,259.0000
01/01/2010 to 12/31/2010        13.584572      16.426891           82,832.3214
01/01/2011 to 12/31/2011        16.426891      15.757799          103,990.7000
01/01/2012 to 12/31/2012        15.757799      18.218959          107,097.5667
01/01/2013 to 12/31/2013        18.218959      25.175898          101,032.0694
01/01/2014 to 12/31/2014        25.175898      27.622403          101,798.5918
01/01/2015 to 12/31/2015        27.622403      25.489103           96,563.5798
01/01/2016 to 12/31/2016        25.489103      29.473298           90,707.8087
01/01/2017 to 12/31/2017        29.473298      32.992404           83,164.5381
01/01/2018 to 12/31/2018        32.992404      29.000405           74,825.7489
--------------------------      ---------      ---------          ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     1.75% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
PIONEER VARIABLE CONTRACTS TRUST

PIONEER MID CAP VALUE VCT SUB-ACCOUNT (CLASS II)

01/01/2009 to 12/31/2009     20.852721         25.667474         25,251.4300
01/01/2010 to 12/31/2010     25.667474         29.735535         25,844.7653
01/01/2011 to 12/31/2011     29.735535         27.513838         30,027.3219
01/01/2012 to 12/31/2012     27.513838         29.960773         35,742.1704
01/01/2013 to 12/31/2013     29.960773         39.084043         36,822.8198
01/01/2014 to 12/31/2014     39.084043         44.089781         36,076.7899
01/01/2015 to 12/31/2015     44.089781         40.572077         33,138.7091
01/01/2016 to 12/31/2016     40.572077         46.339077         33,166.9650
01/01/2017 to 12/31/2017     46.339077         51.397524         32,745.5845
01/01/2018 to 12/31/2018     51.397524         40.655252         31,918.9185

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)




                     0.95% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT (SERIES II)

01/01/2009 to 12/31/2009     11.967209         14.519840          180,586.1700
01/01/2010 to 12/31/2010     14.519840         16.113025          218,377.5356
01/01/2011 to 12/31/2011     16.113025         15.753544          256,883.3842
01/01/2012 to 12/31/2012     15.753544         17.536875          283,433.0953
01/01/2013 to 12/31/2013     17.536875         21.694021          366,850.0770
01/01/2014 to 12/31/2014     21.694021         23.372879          406,737.0989
01/01/2015 to 12/31/2015     23.372879         22.553390          384,453.3756
01/01/2016 to 12/31/2016     22.553390         25.654449          304,872.6952
01/01/2017 to 12/31/2017     25.654449         28.151978          285,650.2567
01/01/2018 to 12/31/2018     28.151978         25.171810          213,870.6864
--------------------------   ---------         ---------          ------------

INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II) (FORMERLY AIM V.I.
INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II))

01/01/2009 to 12/31/2009     18.698619         24.988203           67,998.1600
01/01/2010 to 12/31/2010     24.988203         27.872868           95,365.8994
01/01/2011 to 12/31/2011     27.872868         25.679388          149,191.3973
01/01/2012 to 12/31/2012     25.679388         29.315476          162,028.7299
01/01/2013 to 12/31/2013     29.315476         34.473626          158,861.8740
01/01/2014 to 12/31/2014     34.473626         34.178416          154,793.8517
01/01/2015 to 12/31/2015     34.178416         32.969745          152,312.0124
01/01/2016 to 12/31/2016     32.969745         32.430543          132,055.5425
01/01/2017 to 12/31/2017     32.430543         39.425561          117,685.5409
01/01/2018 to 12/31/2018     39.425561         33.113037          106,582.0209
--------------------------   ---------         ---------          ------------

AMERICAN FUNDS INSURANCE SERIES(R)

AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS 2)

01/01/2009 to 12/31/2009     14.937432         16.661366           48,776.5900
01/01/2010 to 12/31/2010     16.661366         17.567445           40,783.1602
01/01/2011 to 12/31/2011     17.567445         18.463890          117,582.3349
01/01/2012 to 12/31/2012     18.463890         19.271176          148,052.6942
01/01/2013 to 12/31/2013     19.271176         18.676995          118,896.5603
01/01/2014 to 12/31/2014     18.676995         19.476886          114,099.4039
01/01/2015 to 12/31/2015     19.476886         19.345667           94,606.3176
01/01/2016 to 12/31/2016     19.345667         19.726976          103,894.9224
01/01/2017 to 12/31/2017     19.726976         20.257112          121,977.6526
01/01/2018 to 12/31/2018     20.257112         19.921530           70,602.1700
--------------------------   ---------         ---------          ------------

AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)

01/01/2009 to 12/31/2009     18.777920         26.469174           73,183.8300
01/01/2010 to 12/31/2010     26.469174         29.298701           86,016.7755
01/01/2011 to 12/31/2011     29.298701         26.443373          133,641.5717
01/01/2012 to 12/31/2012     26.443373         32.101744          143,907.5469
01/01/2013 to 12/31/2013     32.101744         41.076324          122,934.5516
01/01/2014 to 12/31/2014     41.076324         41.629196          125,179.3753
01/01/2015 to 12/31/2015     41.629196         44.096132          116,160.8843
01/01/2016 to 12/31/2016     44.096132         43.950491          105,099.8535
01/01/2017 to 12/31/2017     43.950491         57.237005           89,994.5242
01/01/2018 to 12/31/2018     57.237005         51.566038           69,931.7340
--------------------------   ---------         ---------          ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      0.95% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)

01/01/2009 to 12/31/2009         16.992732         27.149589         35,291.1800
01/01/2010 to 12/31/2010         27.149589         32.920904         30,855.6317
01/01/2011 to 12/31/2011         32.920904         26.367194         41,318.5961
01/01/2012 to 12/31/2012         26.367194         30.864168         40,231.2954
01/01/2013 to 12/31/2013         30.864168         39.217957         43,084.9549
01/01/2014 to 12/31/2014         39.217957         39.671843         41,261.7406
01/01/2015 to 12/31/2015         39.671843         39.401306         34,987.6912
01/01/2016 to 12/31/2016         39.401306         39.847759         32,052.6529
01/01/2017 to 12/31/2017         39.847759         49.693063         29,320.2156
01/01/2018 to 12/31/2018         49.693063         44.029070         25,598.2529
--------------------------       ---------         ---------         -----------

AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)

01/01/2009 to 12/31/2009        109.149026        150.728252         35,726.6000
01/01/2010 to 12/31/2010        150.728252        177.195243         46,629.9386
01/01/2011 to 12/31/2011        177.195243        168.016565         58,331.9511
01/01/2012 to 12/31/2012        168.016565        196.194402         61,656.4396
01/01/2013 to 12/31/2013        196.194402        252.840465         49,595.1800
01/01/2014 to 12/31/2014        252.840465        271.761060         41,323.5028
01/01/2015 to 12/31/2015        271.761060        287.653376         35,408.0416
01/01/2016 to 12/31/2016        287.653376        311.967572         29,588.0905
01/01/2017 to 12/31/2017        311.967572        396.455917         25,536.7591
01/01/2018 to 12/31/2018        396.455917        391.716363         20,206.7858
--------------------------      ----------        ----------         -----------

AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)

01/01/2009 to 12/31/2009         82.288097        106.974827         17,394.4100
01/01/2010 to 12/31/2010        106.974827        118.072022         18,479.7159
01/01/2011 to 12/31/2011        118.072022        114.817799         33,291.5063
01/01/2012 to 12/31/2012        114.817799        133.608914         30,804.2398
01/01/2013 to 12/31/2013        133.608914        176.682140         30,858.6436
01/01/2014 to 12/31/2014        176.682140        193.623568         27,470.2452
01/01/2015 to 12/31/2015        193.623568        194.583226         25,073.5767
01/01/2016 to 12/31/2016        194.583226        214.949723         20,953.6532
01/01/2017 to 12/31/2017        214.949723        260.580655         19,156.1203
01/01/2018 to 12/31/2018        260.580655        253.491894         14,901.8112
--------------------------      ----------        ----------         -----------

BRIGHTHOUSE FUNDS TRUST I

AMERICAN FUNDS(R) GROWTH SUB-ACCOUNT (CLASS C)

08/12/2013 to 12/31/2013          1.181135          1.316256        947,017.3403
01/01/2014 to 12/31/2014          1.316256          1.410512      1,793,020.2326
01/01/2015 to 12/31/2015          1.410512          1.487874      2,248,418.3849
01/01/2016 to 12/31/2016          1.487874          1.607912      2,014,555.0147
01/01/2017 to 12/31/2017          1.607912          2.037149      1,914,805.8397
01/01/2018 to 12/31/2018          2.037149          2.007717      1,847,095.6086
--------------------------      ----------        ----------      --------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012         24.023273         25.920908         24,085.7621
01/01/2013 to 12/31/2013         25.920908         28.072241         24,857.4426
01/01/2014 to 12/31/2014         28.072241         28.723148         33,446.1729
01/01/2015 to 12/31/2015         28.723148         27.300171         36,011.6210
01/01/2016 to 12/31/2016         27.300171         30.822008         34,585.4006
01/01/2017 to 12/31/2017         30.822008         32.900453         35,256.7561
01/01/2018 to 12/31/2018         32.900453         31.651347         27,358.9162
--------------------------      ----------        ----------      --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     0.95% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(R)
EMERGING MARKETS EQUITY SUB-ACCOUNT
 (CLASS B))

01/01/2009 to 12/31/2009         6.264742         10.484031        71,434.8200
01/01/2010 to 12/31/2010        10.484031         12.841620       106,855.1974
01/01/2011 to 12/31/2011        12.841620         10.341248       146,785.6614
01/01/2012 to 12/31/2012        10.341248         12.178515       178,293.3522
01/01/2013 to 12/31/2013        12.178515         11.462506       198,870.9139
01/01/2014 to 12/31/2014        11.462506         10.613764       214,765.8897
01/01/2015 to 12/31/2015        10.613764          9.061247       208,996.8001
01/01/2016 to 12/31/2016         9.061247         10.007944       175,729.7571
01/01/2017 to 12/31/2017        10.007944         12.721859       182,237.1249
01/01/2018 to 12/31/2018        12.721859         10.813971       131,180.4616
--------------------------      ---------         ---------       ------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        67.785500         72.262402        36,577.6600
01/01/2015 to 12/31/2015        72.262402         70.576118        35,103.8501
01/01/2016 to 12/31/2016        70.576118         70.519638        30,082.7747
01/01/2017 to 12/31/2017        70.519638         77.360706        29,999.1619
01/01/2018 to 12/31/2018        77.360706         70.000613        27,399.8576
--------------------------      ---------         ---------       ------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE INSURANCE
FUNDS (INVESCO VARIABLE INSURANCE FUNDS) -
 INVESCO V.I. GLOBAL REAL ESTATE (SERIES II))

01/01/2009 to 12/31/2009         5.294022          6.874761        29,521.5400
01/01/2010 to 12/31/2010         6.874761          7.983722        21,222.8993
01/01/2011 to 12/31/2011         7.983722          7.376361        19,448.7532
01/01/2012 to 12/31/2012         7.376361          9.340818        32,610.8047
01/01/2013 to 12/31/2013         9.340818          9.478058        36,571.8071
01/01/2014 to 04/25/2014         9.478058          9.982482             0.0000
--------------------------      ---------         ---------       ------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B) (FORMERLY THE UNIVERSAL
INSTITUTIONAL FUNDS, INC. - UIF U.S. REAL ESTATE SUB-
 ACCOUNT (CLASS I))

01/01/2009 to 12/31/2009        30.257145         38.469011        22,007.0500
01/01/2010 to 12/31/2010        38.469011         49.522754        20,836.9752
01/01/2011 to 12/31/2011        49.522754         51.959472        24,642.2550
01/01/2012 to 12/31/2012        51.959472         59.615816        28,936.8232
01/01/2013 to 12/31/2013        59.615816         60.265046        34,351.2134
01/01/2014 to 04/25/2014        60.265046         67.299977             0.0000
--------------------------      ---------         ---------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)

05/02/2011 to 12/31/2011         7.277211          6.615825       141,635.4552
01/01/2012 to 12/31/2012         6.615825          7.765768       126,455.8870
01/01/2013 to 12/31/2013         7.765768         11.200188       104,940.8168
01/01/2014 to 12/31/2014        11.200188         13.190326        90,860.8751
01/01/2015 to 12/31/2015        13.190326         12.538271        86,227.9279
01/01/2016 to 12/31/2016        12.538271         12.752656        64,599.0527
01/01/2017 to 12/31/2017        12.752656         14.957790        61,129.7623
01/01/2018 to 12/31/2018        14.957790         13.769916        34,431.6782
--------------------------      ---------         ---------       ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE
EQUITY SUB-ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         4.703545          6.428143       142,183.4400
01/01/2010 to 12/31/2010         6.428143          6.834420       139,898.4152
01/01/2011 to 04/29/2011         6.834420          7.277779             0.0000
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     0.95% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012     19.506232            22.612712         5,901.3346
01/01/2013 to 12/31/2013     22.612712            29.228285        25,487.3795
01/01/2014 to 12/31/2014     29.228285            27.275697        32,422.0714
01/01/2015 to 12/31/2015     27.275697            25.796160        30,628.1942
01/01/2016 to 12/31/2016     25.796160            27.641863        26,674.4777
01/01/2017 to 12/31/2017     27.641863            35.712787        27,107.9261
01/01/2018 to 12/31/2018     35.712787            26.893417        30,954.4148
--------------------------   ---------            ---------        -----------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)

05/04/2009 to 12/31/2009     10.231222            12.821463        97,276.9200
01/01/2010 to 12/31/2010     12.821463            14.589633       117,409.7651
01/01/2011 to 12/31/2011     14.589633            14.240519       133,526.7975
01/01/2012 to 12/31/2012     14.240519            16.717675       125,697.1413
01/01/2013 to 12/31/2013     16.717675            22.420526       123,208.8937
01/01/2014 to 12/31/2014     22.420526            24.276704       336,326.1008
01/01/2015 to 12/31/2015     24.276704            22.611394       315,388.8666
01/01/2016 to 12/31/2016     22.611394            26.271956       270,563.1872
01/01/2017 to 12/31/2017     26.271956            30.713918       234,458.0412
01/01/2018 to 12/31/2018     30.713918            26.724222       202,069.6961
--------------------------   ---------            ---------       ------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE INSURANCE FUNDS) - INVESCO V.I.
 GROWTH AND INCOME SUB-ACCOUNT (SERIES II))

01/01/2009 to 12/31/2009     18.341050            22.547720        89,414.4300
01/01/2010 to 12/31/2010     22.547720            25.057642       116,157.0493
01/01/2011 to 12/31/2011     25.057642            24.259890       159,073.5769
01/01/2012 to 12/31/2012     24.259890            27.477095       151,511.9590
01/01/2013 to 12/31/2013     27.477095            36.408066       150,362.6552
01/01/2014 to 04/25/2014     36.408066            36.686708             0.0000
--------------------------   ---------            ---------       ------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B) (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT
(CLASS B) AND BEFORE THAT VAN KAMPEN
 LIFE INVESTMENT TRUST - VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT (CLASS II))

01/01/2009 to 05/01/2009     10.179951             9.894492             0.0000
--------------------------   ---------            ---------       ------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009     10.006485            13.264076        14,885.0000
01/01/2010 to 12/31/2010     13.264076            16.578824        25,652.7033
01/01/2011 to 12/31/2011     16.578824            16.244891        53,569.6881
01/01/2012 to 12/31/2012     16.244891            19.023975        49,757.9837
01/01/2013 to 12/31/2013     19.023975            26.414943        43,769.2471
01/01/2014 to 12/31/2014     26.414943            28.235140        50,571.3829
01/01/2015 to 12/31/2015     28.235140            27.490064        35,152.3112
01/01/2016 to 12/31/2016     27.490064            30.343830        27,038.1376
01/01/2017 to 12/31/2017     30.343830            37.671927        26,190.9792
01/01/2018 to 12/31/2018     37.671927            33.937905        22,528.3138
--------------------------   ---------            ---------       ------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012     14.614180            15.056127             0.0000
01/01/2013 to 12/31/2013     15.056127            17.468230        10,858.9626
01/01/2014 to 12/31/2014     17.468230            17.903021        16,896.5324
01/01/2015 to 12/31/2015     17.903021            17.951504        16,528.7897
01/01/2016 to 12/31/2016     17.951504            18.631245         8,834.4301
01/01/2017 to 12/31/2017     18.631245            22.694597        10,787.6339
01/01/2018 to 12/31/2018     22.694597            21.267786        10,124.5603
--------------------------   ---------            ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     0.95% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
MFS(R) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        10.547843         13.746200        16,776.4500
01/01/2010 to 12/31/2010        13.746200         15.169141        23,095.6222
01/01/2011 to 12/31/2011        15.169141         13.416162        33,661.6486
01/01/2012 to 12/31/2012        13.416162         15.508940        38,327.9220
01/01/2013 to 12/31/2013        15.508940         18.320688        37,160.3047
01/01/2014 to 12/31/2014        18.320688         16.886355        41,027.0503
01/01/2015 to 12/31/2015        16.886355         16.430038        38,782.4928
01/01/2016 to 12/31/2016        16.430038         16.132257        33,659.6984
01/01/2017 to 12/31/2017        16.132257         20.479289        32,410.5440
01/01/2018 to 12/31/2018        20.479289         17.445606        21,814.4538
--------------------------      ---------         ---------        -----------

MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009         7.121226         11.093812        44,346.3900
01/01/2010 to 12/31/2010        11.093812         14.514940        67,429.6049
01/01/2011 to 12/31/2011        14.514940         13.382780       131,428.8248
01/01/2012 to 12/31/2012        13.382780         14.486002       139,003.0032
01/01/2013 to 12/31/2013        14.486002         19.948581       151,981.9135
01/01/2014 to 12/31/2014        19.948581         19.960415       148,057.1742
01/01/2015 to 12/31/2015        19.960415         18.778676       159,558.4299
01/01/2016 to 12/31/2016        18.778676         17.027449       143,341.6989
01/01/2017 to 12/31/2017        17.027449         23.598819       113,638.6605
01/01/2018 to 12/31/2018        23.598819         25.747350        90,426.8978
--------------------------      ---------         ---------       ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        12.504204         17.315806         2,366.3300
01/01/2010 to 12/31/2010        17.315806         19.883957             0.0000
01/01/2011 to 12/31/2011        19.883957         18.040869             0.0000
01/01/2012 to 12/31/2012        18.040869         21.653369             0.0000
01/01/2013 to 12/31/2013        21.653369         27.264098        38,755.1983
01/01/2014 to 12/31/2014        27.264098         27.584920        39,842.8405
01/01/2015 to 12/31/2015        27.584920         28.399517        38,776.7835
01/01/2016 to 12/31/2016        28.399517         28.196028        33,952.7246
01/01/2017 to 12/31/2017        28.196028         38.190146        30,833.0869
01/01/2018 to 12/31/2018        38.190146         32.855021        21,997.1050
--------------------------      ---------         ---------       ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
SUB-ACCOUNT (CLASS 2))

01/01/2009 to 12/31/2009         8.310929         10.792884        53,388.3500
01/01/2010 to 12/31/2010        10.792884         11.481389        45,935.3928
01/01/2011 to 04/29/2011        11.481389         12.828569             0.0000
--------------------------      ---------         ---------       ------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B))

05/03/2010 to 12/31/2010         8.791511          9.231599             0.0000
01/01/2011 to 12/31/2011         9.231599          8.513842        81,023.1101
01/01/2012 to 12/31/2012         8.513842         10.306291        82,044.8023
01/01/2013 to 04/26/2013        10.306291         10.972356             0.0000
--------------------------      ---------         ---------       ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E)

04/28/2014 to 12/31/2014        49.009942         53.703573        34,639.8642
01/01/2015 to 12/31/2015        53.703573         51.341793        31,241.1523
01/01/2016 to 12/31/2016        51.341793         59.023051        36,578.7977
01/01/2017 to 12/31/2017        59.023051         68.446087        36,306.2123
01/01/2018 to 12/31/2018        68.446087         61.651722        39,268.4792
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     0.95% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E) (FORMERLY LEGG MASON PARTNERS
VARIABLE EQUITY TRUST - CLEARBRIDGE VARIABLE
 ALL CAP VALUE SUB-ACCOUNT (CLASS I))

01/01/2009 to 12/31/2009        23.695116         30.361880        34,721.0700
01/01/2010 to 12/31/2010        30.361880         35.068692        29,495.4677
01/01/2011 to 12/31/2011        35.068692         32.585485        33,109.1803
01/01/2012 to 12/31/2012        32.585485         37.110335        40,960.2139
01/01/2013 to 12/31/2013        37.110335         48.583491        37,856.5270
01/01/2014 to 04/25/2014        48.583491         48.936952             0.0000
--------------------------      ---------         ---------        -----------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE
INSURANCE FUNDS (INVESCO VARIABLE INSURANCE
 FUNDS) - INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT (SERIES II) AND BEFORE THAT THE
UNIVERSAL INSTITUTIONAL FUNDS, INC. - UIF
 U.S. MID CAP VALUE SUB-ACCOUNT CLASS II))

01/01/2009 to 12/31/2009         6.411912          8.838450        38,685.5000
01/01/2010 to 12/31/2010         8.838450         10.696895        37,144.0586
01/01/2011 to 12/31/2011        10.696895         10.683554        68,136.0507
01/01/2012 to 12/31/2012        10.683554         12.388998        60,789.3073
01/01/2013 to 12/31/2013        12.388998         16.436036        76,567.5468
01/01/2014 to 04/25/2014        16.436036         16.453329             0.0000
--------------------------      ---------         ---------        -----------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B)

04/28/2014 to 12/31/2014        16.425116         17.853812        78,072.4505
01/01/2015 to 12/31/2015        17.853812         16.096718        61,340.5418
01/01/2016 to 12/31/2016        16.096718         18.416626        57,124.4246
01/01/2017 to 12/31/2017        18.416626         19.971477        43,720.5550
01/01/2018 to 12/31/2018        19.971477         17.774423        33,062.4454
--------------------------      ---------         ---------        -----------

BRIGHTHOUSE FUNDS TRUST II

BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        64.160311         66.916768         1,663.6997
01/01/2013 to 12/31/2013        66.916768         65.616240         5,472.1229
01/01/2014 to 12/31/2014        65.616240         69.421967         8,512.7362
01/01/2015 to 12/31/2015        69.421967         68.999993         9,746.1027
01/01/2016 to 12/31/2016        68.999993         70.306108        12,420.0529
01/01/2017 to 12/31/2017        70.306108         72.323478        12,348.9326
01/01/2018 to 12/31/2018        72.323478         71.195237        10,758.8521
--------------------------      ---------         ---------        -----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)

05/04/2009 to 12/31/2009         9.574258         12.109403             0.0000
01/01/2010 to 12/31/2010        12.109403         14.372343             0.0000
01/01/2011 to 12/31/2011        14.372343         12.963125             0.0000
01/01/2012 to 12/31/2012        12.963125         14.685374             0.0000
01/01/2013 to 12/31/2013        14.685374         19.524283             0.0000
01/01/2014 to 12/31/2014        19.524283         21.060522             0.0000
01/01/2015 to 12/31/2015        21.060522         22.171319             0.0000
01/01/2016 to 12/31/2016        22.171319         21.980431             0.0000
01/01/2017 to 12/31/2017        21.980431         29.160780             0.0000
01/01/2018 to 12/31/2018        29.160780         29.583911             0.0000
--------------------------      ---------         ---------        -----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY
LARGE CAP GROWTH SUB-ACCOUNT (CLASS A) AND
 BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT
(CLASS A))

01/01/2009 to 05/01/2009         9.784897          9.320219             0.0000
--------------------------      ---------         ---------        -----------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     0.95% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)

08/12/2013 to 12/31/2013         2.558243          2.548873       167,937.6411
01/01/2014 to 12/31/2014         2.548873          2.524776       568,656.4904
01/01/2015 to 12/31/2015         2.524776          2.500907       494,949.1252
01/01/2016 to 12/31/2016         2.500907          2.480041       246,480.8414
01/01/2017 to 12/31/2017         2.480041          2.472249       164,792.5818
01/01/2018 to 12/31/2018         2.472249          2.486677       191,474.8742
--------------------------       --------          --------       ------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS E)

05/03/2010 to 12/31/2010        14.690518         14.598288        90,923.3347
01/01/2011 to 12/31/2011        14.598288         14.460652        92,768.8676
01/01/2012 to 12/31/2012        14.460652         14.323195        18,965.0130
01/01/2013 to 12/31/2013        14.323195         14.187783        34,865.1558
01/01/2014 to 12/31/2014        14.187783         14.053651        12,217.9414
01/01/2015 to 12/31/2015        14.053651         13.920788         7,753.4325
01/01/2016 to 12/31/2016        13.920788         13.816840         6,945.5132
01/01/2017 to 12/31/2017        13.816840         13.787748         5,014.5079
01/01/2018 to 12/31/2018        13.787748         13.884328         2,562.3635
--------------------------      ---------         ---------       ------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS E) (FORMERLY LEGG MASON PARTNERS
VARIABLE INCOME TRUST - LEGG MASON
 WESTERN ASSET VARIABLE MONEY MARKET SUB-ACCOUNT))

01/01/2009 to 12/31/2009        14.844274         14.736821        47,581.0600
01/01/2010 to 04/30/2010        14.736821         14.691665             0.0000
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS A)

05/02/2016 to 12/31/2016        60.033085         61.397525        48,409.7233
01/01/2017 to 12/31/2017        61.397525         72.415897        44,055.3014
01/01/2018 to 12/31/2018        72.415897         71.664744        32,498.2799
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS A) (FORMERLY INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT (CLASS A))

01/01/2009 to 12/31/2009        14.440755         17.720828        58,611.1000
01/01/2010 to 12/31/2010        17.720828         20.400850       119,517.8810
01/01/2011 to 12/31/2011        20.400850         19.289436       179,392.8894
01/01/2012 to 12/31/2012        19.289436         21.129602       171,966.7407
01/01/2013 to 12/31/2013        21.129602         27.852667       150,700.1756
01/01/2014 to 12/31/2014        27.852667         30.667620       125,720.4324
01/01/2015 to 12/31/2015        30.667620         30.396907       109,769.4571
01/01/2016 to 04/29/2016        30.396907         30.642039             0.0000
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B)

05/02/2016 to 12/31/2016        56.964433         58.154190        14,417.1024
01/01/2017 to 12/31/2017        58.154190         68.441012        10,709.9096
01/01/2018 to 12/31/2018        68.441012         67.551248         9,779.0719
--------------------------      ---------         ---------       ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT
 (CLASS B))

08/12/2013 to 12/31/2013         2.507100          2.744156        55,639.4029
01/01/2014 to 12/31/2014         2.744156          3.015355       164,797.0708
01/01/2015 to 12/31/2015         3.015355          2.979365       277,095.1370
01/01/2016 to 04/29/2016         2.979365          3.002412             0.0000
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                      0.95% SEPARATE ACCOUNT PRODUCT CHARGES
----------------------------------------------------------------------------------
                                                                     NUMBER OF
                               ACCUMULATION      ACCUMULATION       ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT          UNITS
                               BEGINNING OF         END OF         OUTSTANDING AT
                                  PERIOD            PERIOD         END OF PERIOD
JENNISON GROWTH SUB-ACCOUNT (CLASS B)

04/30/2012 to 12/31/2012        15.046756         14.550098          20,801.1964
01/01/2013 to 12/31/2013        14.550098         19.706583          18,984.4745
01/01/2014 to 12/31/2014        19.706583         21.226995          17,360.4264
01/01/2015 to 12/31/2015        21.226995         23.242392          15,357.7992
01/01/2016 to 12/31/2016        23.242392         22.992773          13,373.2455
01/01/2017 to 12/31/2017        22.992773         31.200439          11,047.2624
01/01/2018 to 12/31/2018        31.200439         30.939098           8,565.7048
--------------------------      ---------         ---------          -----------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))

01/01/2009 to 12/31/2009         5.700282          8.113998          54,865.7600
01/01/2010 to 12/31/2010         8.113998          8.792544          38,543.8609
01/01/2011 to 12/31/2011         8.792544          8.589343          36,226.7544
01/01/2012 to 04/27/2012         8.589343          9.677146               0.0000
--------------------------      ---------         ---------          -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)

05/02/2016 to 12/31/2016        34.780602         36.218315         322,455.7134
01/01/2017 to 12/31/2017        36.218315         38.828358         302,072.8288
01/01/2018 to 12/31/2018        38.828358         36.998830         255,948.4756
--------------------------      ---------         ---------         ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS A))

01/01/2009 to 12/31/2009        18.611999         24.536094         215,947.0300
01/01/2010 to 12/31/2010        24.536094         27.263311         320,647.7964
01/01/2011 to 12/31/2011        27.263311         27.986199         464,636.4671
01/01/2012 to 12/31/2012        27.986199         30.942737         517,475.8781
01/01/2013 to 12/31/2013        30.942737         31.123668         530,341.2169
01/01/2014 to 12/31/2014        31.123668         32.242531         479,226.4374
01/01/2015 to 12/31/2015        32.242531         31.523929         439,037.6211
01/01/2016 to 04/29/2016        31.523929         32.382436               0.0000
--------------------------      ---------         ---------         ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)

05/02/2016 to 12/31/2016        33.040940         34.373068         121,746.0695
01/01/2017 to 12/31/2017        34.373068         36.749863          95,714.0512
01/01/2018 to 12/31/2018        36.749863         34.935753          87,327.4684
--------------------------      ---------         ---------         ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS B))

08/12/2013 to 12/31/2013         2.928693          2.964113         408,188.7640
01/01/2014 to 12/31/2014         2.964113          3.065187         757,109.7488
01/01/2015 to 12/31/2015         3.065187          2.988241       1,225,712.3813
01/01/2016 to 04/29/2016         2.988241          3.066292               0.0000
--------------------------      ---------         ---------       --------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)

01/01/2009 to 12/31/2009        17.348271         17.885409         130,240.1800
01/01/2010 to 12/31/2010        17.885409         18.689405         140,001.6577
01/01/2011 to 12/31/2011        18.689405         19.487980         153,084.9709
01/01/2012 to 12/31/2012        19.487980         19.891083         211,319.9746
01/01/2013 to 12/31/2013        19.891083         19.524672         162,964.8639
01/01/2014 to 12/31/2014        19.524672         19.833270         143,325.1372
01/01/2015 to 12/31/2015        19.833270         19.706091         149,183.8896
01/01/2016 to 12/31/2016        19.706091         19.719143         136,067.3800
01/01/2017 to 12/31/2017        19.719143         19.860591         111,634.9693
01/01/2018 to 12/31/2018        19.860591         19.809035          95,831.6508
--------------------------      ---------         ---------       --------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     0.95% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
FIDELITY(R) VARIABLE INSURANCE PRODUCTS

CONTRAFUND(R) SUB-ACCOUNT (SERVICE CLASS 2)

08/12/2013 to 12/31/2013         5.703165          6.299850        99,050.2761
01/01/2014 to 12/31/2014         6.299850          6.967567       262,271.8460
01/01/2015 to 12/31/2015         6.967567          6.930371       335,927.7323
01/01/2016 to 12/31/2016         6.930371          7.395514       333,718.7454
01/01/2017 to 12/31/2017         7.395514          8.907228       287,325.4589
01/01/2018 to 12/31/2018         8.907228          8.236736       249,391.7377
--------------------------       --------          --------       ------------

CONTRAFUND(R) SUB-ACCOUNT (SERVICE CLASS)

01/01/2009 to 12/31/2009        28.603529         38.438102        45,018.9100
01/01/2010 to 12/31/2010        38.438102         44.588947        71,263.6227
01/01/2011 to 12/31/2011        44.588947         43.003573       103,851.8550
01/01/2012 to 12/31/2012        43.003573         49.541477       111,889.7356
01/01/2013 to 12/31/2013        49.541477         64.357327       117,488.4276
01/01/2014 to 12/31/2014        64.357327         71.281856        91,329.4874
01/01/2015 to 12/31/2015        71.281856         71.001878        79,590.1779
01/01/2016 to 12/31/2016        71.001878         75.895104        65,769.9976
01/01/2017 to 12/31/2017        75.895104         91.540680        54,823.8320
01/01/2018 to 12/31/2018        91.540680         84.788591        40,042.4111
--------------------------      ---------         ---------       ------------

MID CAP SUB-ACCOUNT (SERVICE CLASS 2)

01/01/2009 to 12/31/2009        25.661103         35.522872        69,370.3600
01/01/2010 to 12/31/2010        35.522872         45.240738        88,641.1341
01/01/2011 to 12/31/2011        45.240738         39.950387       127,664.5694
01/01/2012 to 12/31/2012        39.950387         45.333338       142,079.3654
01/01/2013 to 12/31/2013        45.333338         61.012044       138,785.3568
01/01/2014 to 12/31/2014        61.012044         64.080558       121,409.1220
01/01/2015 to 12/31/2015        64.080558         62.440954       114,338.7754
01/01/2016 to 12/31/2016        62.440954         69.225210        92,860.3954
01/01/2017 to 12/31/2017        69.225210         82.655126        84,370.2695
01/01/2018 to 12/31/2018        82.655126         69.775213        75,560.7406
--------------------------      ---------         ---------       ------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN INCOME VIP SUB-ACCOUNT (CLASS 2)

01/01/2009 to 12/31/2009        35.096188         47.138964        48,045.3600
01/01/2010 to 12/31/2010        47.138964         52.610849        60,760.2460
01/01/2011 to 12/31/2011        52.610849         53.357011        77,178.3877
01/01/2012 to 12/31/2012        53.357011         59.536890        97,646.4609
01/01/2013 to 12/31/2013        59.536890         67.195806       110,108.4241
01/01/2014 to 12/31/2014        67.195806         69.632887       107,774.8400
01/01/2015 to 12/31/2015        69.632887         64.108912       107,918.9363
01/01/2016 to 12/31/2016        64.108912         72.407972        89,126.7585
01/01/2017 to 12/31/2017        72.407972         78.663287        82,874.2642
01/01/2018 to 12/31/2018        78.663287         74.562033        73,073.8714
--------------------------      ---------         ---------       ------------

FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT (CLASS 2)

01/01/2009 to 12/31/2009        15.858665         19.800586        45,777.7000
01/01/2010 to 12/31/2010        19.800586         21.809155        48,474.7767
01/01/2011 to 12/31/2011        21.809155         21.378284        70,212.8335
01/01/2012 to 12/31/2012        21.378284         24.191323        66,404.7638
01/01/2013 to 12/31/2013        24.191323         30.734779        66,230.4870
01/01/2014 to 12/31/2014        30.734779         32.612489        63,910.9981
01/01/2015 to 12/31/2015        32.612489         30.709448        54,208.4537
01/01/2016 to 12/31/2016        30.709448         35.303843        47,524.2903
01/01/2017 to 12/31/2017        35.303843         37.890220        45,207.2684
01/01/2018 to 12/31/2018        37.890220         34.127364        34,825.2121
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     0.95% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT (CLASS 2)

01/01/2009 to 12/31/2009         5.833839          7.463555        59,242.2900
01/01/2010 to 12/31/2010         7.463555          9.479518        93,191.5812
01/01/2011 to 12/31/2011         9.479518          9.036994       135,611.8886
01/01/2012 to 12/31/2012         9.036994         10.597050       222,541.8105
01/01/2013 to 12/31/2013        10.597050         14.300797       222,797.7314
01/01/2014 to 12/31/2014        14.300797         14.246505       227,225.0138
01/01/2015 to 12/31/2015        14.246505         13.069386       217,304.9681
01/01/2016 to 12/31/2016        13.069386         16.853863       183,715.9083
01/01/2017 to 12/31/2017        16.853863         18.473270       148,606.7989
01/01/2018 to 12/31/2018        18.473270         15.941553       141,334.8024
--------------------------      ---------         ---------       ------------

TEMPLETON GLOBAL BOND VIP SUB-ACCOUNT (CLASS 2)

01/01/2009 to 12/31/2009        13.869120         16.304606        57,539.9000
01/01/2010 to 12/31/2010        16.304606         18.483967        95,869.5530
01/01/2011 to 12/31/2011        18.483967         18.150202       193,341.5081
01/01/2012 to 12/31/2012        18.150202         20.686273       263,225.3291
01/01/2013 to 12/31/2013        20.686273         20.824525       287,760.7686
01/01/2014 to 12/31/2014        20.824525         21.005784       271,924.3992
01/01/2015 to 12/31/2015        21.005784         19.911513       256,128.7194
01/01/2016 to 12/31/2016        19.911513         20.302819       227,949.4141
01/01/2017 to 12/31/2017        20.302819         20.498679       223,849.2254
01/01/2018 to 12/31/2018        20.498679         20.697306       205,715.2220
--------------------------      ---------         ---------       ------------

LEGG MASON PARTNERS VARIABLE EQUITY TRUST

CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)

01/01/2009 to 12/31/2009         9.009284         12.008979        99,776.7200
01/01/2010 to 12/31/2010        12.008979         14.870580       120,566.7696
01/01/2011 to 12/31/2011        14.870580         15.094226       136,901.5127
01/01/2012 to 12/31/2012        15.094226         17.750083       165,773.3722
01/01/2013 to 12/31/2013        17.750083         25.983265       172,550.2475
01/01/2014 to 12/31/2014        25.983265         30.986686       216,490.8118
01/01/2015 to 12/31/2015        30.986686         30.161110       231,875.8921
01/01/2016 to 12/31/2016        30.161110         30.235335       185,098.8415
01/01/2017 to 12/31/2017        30.235335         34.829222       167,479.9375
01/01/2018 to 12/31/2018        34.829222         31.619328       144,180.2305
--------------------------      ---------         ---------       ------------

CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)

01/01/2009 to 12/31/2009        25.502878         30.848624        57,035.5500
01/01/2010 to 12/31/2010        30.848624         34.415155        79,411.2760
01/01/2011 to 12/31/2011        34.415155         34.978147       116,853.0934
01/01/2012 to 12/31/2012        34.978147         40.171533       131,745.8313
01/01/2013 to 12/31/2013        40.171533         51.729615       128,597.5080
01/01/2014 to 12/31/2014        51.729615         56.873468       118,504.5295
01/01/2015 to 12/31/2015        56.873468         57.237087       120,180.2066
01/01/2016 to 12/31/2016        57.237087         62.234474       102,336.1413
01/01/2017 to 12/31/2017        62.234474         73.697119        91,124.2998
01/01/2018 to 12/31/2018        73.697119         71.725570        77,931.8332
--------------------------      ---------         ---------       ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     0.95% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT (CLASS II)

01/01/2009 to 12/31/2009         9.924184      12.055225           16,325.3600
01/01/2010 to 12/31/2010        12.055225      13.388208           18,136.3358
01/01/2011 to 12/31/2011        13.388208      14.284426           55,026.0880
01/01/2012 to 12/31/2012        14.284426      16.140385           58,567.1188
01/01/2013 to 12/31/2013        16.140385      20.093938          103,069.1623
01/01/2014 to 12/31/2014        20.093938      22.587589          103,776.2488
01/01/2015 to 12/31/2015        22.587589      21.380907          121,253.3145
01/01/2016 to 12/31/2016        21.380907      24.308923          124,196.4596
01/01/2017 to 12/31/2017        24.308923      28.657338          114,397.5801
01/01/2018 to 12/31/2018        28.657338      26.966804           99,487.3694
--------------------------      ---------      ---------          ------------

CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)

01/01/2009 to 12/31/2009        10.421781      14.738966            8,965.5100
01/01/2010 to 12/31/2010        14.738966      18.276335           20,669.5803
01/01/2011 to 12/31/2011        18.276335      18.354961           22,550.6420
01/01/2012 to 12/31/2012        18.354961      21.712623           49,249.6731
01/01/2013 to 12/31/2013        21.712623      31.626723           61,952.9195
01/01/2014 to 12/31/2014        31.626723      32.605370           78,845.5533
01/01/2015 to 12/31/2015        32.605370      30.884034           83,357.6254
01/01/2016 to 12/31/2016        30.884034      32.367244           59,284.3255
01/01/2017 to 12/31/2017        32.367244      39.842208           46,674.2803
01/01/2018 to 12/31/2018        39.842208      40.819337           44,516.1555
--------------------------      ---------      ---------          ------------

QS VARIABLE CONSERVATIVE GROWTH SUB-ACCOUNT (CLASS I) (FORMERLY QS LEGG MASON
VARIABLE CONSERVATIVE GROWTH SUB-ACCOUNT)

05/03/2010 to 12/31/2010        17.259051      18.315294                0.0000
01/01/2011 to 12/31/2011        18.315294      18.355175                0.0000
01/01/2012 to 12/31/2012        18.355175      20.561593            2,822.2482
01/01/2013 to 12/31/2013        20.561593      23.490348           71,962.9725
01/01/2014 to 12/31/2014        23.490348      24.410065           71,882.0255
01/01/2015 to 12/31/2015        24.410065      23.892693           17,662.1178
01/01/2016 to 12/31/2016        23.892693      25.425428           14,252.1620
01/01/2017 to 12/31/2017        25.425428      28.598151           12,945.3677
01/01/2018 to 12/31/2018        28.598151      27.080137           12,686.4403
--------------------------      ---------      ---------          ------------

QS VARIABLE GROWTH SUB-ACCOUNT (CLASS I) (FORMERLY QS LEGG MASON VARIABLE GROWTH
SUB-ACCOUNT)

01/01/2009 to 12/31/2009        10.175039      13.352086          126,306.2100
01/01/2010 to 12/31/2010        13.352086      15.302134          160,716.6490
01/01/2011 to 12/31/2011        15.302134      14.807712          109,499.8434
01/01/2012 to 12/31/2012        14.807712      16.997405          116,366.8727
01/01/2013 to 12/31/2013        16.997405      21.298194           88,829.4075
01/01/2014 to 12/31/2014        21.298194      22.085509           53,620.2089
01/01/2015 to 12/31/2015        22.085509      21.388065           42,792.6862
01/01/2016 to 12/31/2016        21.388065      22.986238           41,598.6497
01/01/2017 to 12/31/2017        22.986238      27.171854           39,301.1235
01/01/2018 to 12/31/2018        27.171854      24.748654           35,600.1284
--------------------------      ---------      ---------          ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     0.95% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
LEGG MASON PARTNERS VARIABLE INCOME TRUST

WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)

01/01/2009 to 12/31/2009     11.798571         18.179915           25,477.8500
01/01/2010 to 12/31/2010     18.179915         20.695058           27,476.5792
01/01/2011 to 12/31/2011     20.695058         20.850846           40,448.7210
01/01/2012 to 12/31/2012     20.850846         24.437921           63,633.1906
01/01/2013 to 12/31/2013     24.437921         25.724640           85,739.2204
01/01/2014 to 12/31/2014     25.724640         25.187799           84,422.0180
01/01/2015 to 12/31/2015     25.187799         23.492806           86,944.7298
01/01/2016 to 12/31/2016     23.492806         26.902081           68,324.4272
01/01/2017 to 12/31/2017     26.902081         28.953908           63,536.6712
01/01/2018 to 12/31/2018     28.953908         27.554126           61,691.7077
--------------------------   ---------         ---------           -----------

OPPENHEIMER VARIABLE ACCOUNT FUNDS

OPPENHEIMER MAIN STREET SMALL CAP FUND(R)/VA SUB-ACCOUNT (SERVICE SHARES)

01/01/2009 to 12/31/2009     10.721696         14.537434           66,616.9400
01/01/2010 to 12/31/2010     14.537434         17.720175           73,955.8331
01/01/2011 to 12/31/2011     17.720175         17.134717          106,101.1931
01/01/2012 to 12/31/2012     17.134717         19.970866          115,067.1786
01/01/2013 to 12/31/2013     19.970866         27.818217           97,105.8289
01/01/2014 to 12/31/2014     27.818217         30.766667           91,269.7507
01/01/2015 to 12/31/2015     30.766667         28.618695           81,274.0334
01/01/2016 to 12/31/2016     28.618695         33.357781           66,113.9596
01/01/2017 to 12/31/2017     33.357781         37.639721           63,535.4248
01/01/2018 to 12/31/2018     37.639721         33.352934           54,430.6765
--------------------------   ---------         ---------          ------------


APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)



                     0.95% SEPARATE ACCOUNT PRODUCT CHARGES
--------------------------------------------------------------------------------
                                                                    NUMBER OF
                               ACCUMULATION      ACCUMULATION      ACCUMULATION
                              UNIT VALUE AT     UNIT VALUE AT         UNITS
                               BEGINNING OF         END OF        OUTSTANDING AT
                                  PERIOD            PERIOD        END OF PERIOD
PIONEER VARIABLE CONTRACTS TRUST

PIONEER MID CAP VALUE VCT SUB-ACCOUNT (CLASS II)

01/01/2009 to 12/31/2009     23.295726         28.904949         19,884.0900
01/01/2010 to 12/31/2010     28.904949         33.754834         24,077.7931
01/01/2011 to 12/31/2011     33.754834         31.483356         34,762.8350
01/01/2012 to 12/31/2012     31.483356         34.560182         33,396.3406
01/01/2013 to 12/31/2013     34.560182         45.445910         33,660.5054
01/01/2014 to 12/31/2014     45.445910         51.678265         30,040.9797
01/01/2015 to 12/31/2015     51.678265         47.937327         24,431.3766
01/01/2016 to 12/31/2016     47.937327         55.190846         11,100.7024
01/01/2017 to 12/31/2017     55.190846         61.705663         10,935.2986
01/01/2018 to 12/31/2018     61.705663         49.203730         10,466.8884


DISCONTINUED INVESTMENT PORTFOLIOS. The following Investment Portfolios are no longer available for allocations of new Purchase Payments or transfers of Account Value (excluding rebalancing and dollar cost averaging programs in existence at the time of closing): (a) American Funds Insurance Series(R):
American Funds Growth Fund (Class 2) (closed effective August 9, 2013); (b) Fidelity(R) Variable Insurance Products: Contrafund(R) Portfolio (Service Class) (closed effective August 9, 2013); (c) Brighthouse Funds Trust I:
ClearBridge Aggressive Growth Portfolio (Class B) (formerly Legg Mason ClearBridge Aggressive Growth Portfolio) (closed effective May 1, 2011), Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A) (formerly Met/Wellington Core Equity Opportunities Portfolio) (closed effective August 9,
2013), Oppenheimer Global Equity Portfolio (Class B) (formerly Met/Templeton Growth Portfolio) (closed effective April 29, 2013), and Western Asset Management Strategic Bond Opportunities Portfolio (Class A) (formerly Pioneer Strategic Income Portfolio) (closed effective August 9, 2013); (d) Brighthouse Funds Trust II: BlackRock Capital Appreciation Portfolio (Class A) (formerly BlackRock Legacy Large Cap Growth Portfolio) (closed effective May 4, 2009), BlackRock Ultra-Short Term Bond Portfolio (Class E) (formerly BlackRock Money Market Portfolio) (closed effective August 9, 2013), and Jennison Growth Portfolio (Class B) (closed effective April 30, 2012).


YOU SHOULD READ THE PROSPECTUSES FOR THESE DISCONTINUED INVESTMENT PORTFOLIOS FOR MORE INFORMATION ON FEES, CHARGES, INVESTMENT OBJECTIVES AND RISKS. A COPY OF THE FUND PROSPECTUSES HAS PREVIOUSLY BEEN PROVIDED TO YOU.


Effective as of May 4, 2009, Van Kampen Life Investment Trust: Comstock Portfolio (Class II) was replaced with Brighthouse Funds Trust I: Invesco Comstock Portfolio (Class B) (formerly Van Kampen Comstock Portfolio).


Effective as of May 4, 2009, Brighthouse Funds Trust I: Met/AIM Capital Appreciation Portfolio (Class A) merged into Brighthouse Funds Trust II:
BlackRock Capital Appreciation Portfolio (Class A) (formerly BlackRock Legacy Large Cap Growth Portfolio).


Effective as of May 3, 2010, Legg Mason Partners Variable Income Trust: Legg Mason Western Asset Variable Money Market Portfolio (single share class) was replaced with Brighthouse Funds Trust II: BlackRock Money Market Portfolio (Class E).


Effective as of June 1, 2010, The Universal Institutional Funds, Inc.: Equity and Income Portfolio (Class II) was reorganized into AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. Equity and Income Fund (Series II) (formerly Invesco Van Kampen V.I. Equity and Income Fund), and The Universal Institutional Funds, Inc.: U.S. Mid Cap Value Portfolio (Class II) was reorganized into AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. Mid Cap Value Fund (Series II) (formerly Invesco Van Kampen V.I. Mid Cap Value Fund).

APPENDIX A
CONDENSED FINANCIAL INFORMATION (CONTINUED)

Effective as of June 1, 2010, Van Kampen Life Investment Trust: Growth and Income Portfolio (Class II) was reorganized into AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V.I. Growth and Income Fund (Series
II) (formerly Invesco Van Kampen V.I. Growth and Income Fund).


Effective as of May 1, 2011, Franklin Templeton Variable Insurance Products
Trust: Templeton Growth Securities Fund (Class 2) (closed effective April 30,
2010) was replaced with Brighthouse Funds Trust I: Oppenheimer Global Equity Portfolio (Class B) (formerly Met/Templeton Growth Portfolio).


Effective as of May 1, 2011, Brighthouse Funds Trust I: Legg Mason Value Equity Portfolio (Class B) merged into Brighthouse Funds Trust I: ClearBridge Aggressive Growth Portfolio (Class B) (formerly Legg Mason ClearBridge Aggressive Growth Portfolio) (closed effective May 1, 2011).


Effective as of April 30, 2012, Brighthouse Funds Trust I: Oppenheimer Capital Appreciation Portfolio (Class B) merged into Brighthouse Funds Trust II:
Jennison Growth Portfolio (Class B) (closed effective April 30, 2012).


Effective as of April 29, 2013, Brighthouse Funds Trust II: Oppenheimer Global Equity Portfolio (Class B) (closed effective May 4, 2009) merged into Brighthouse Funds Trust I: Met/Templeton Growth Portfolio (Class B). Also effective as of April 29, 2013, Met/Templeton Growth Portfolio changed its name to Oppenheimer Global Equity Portfolio.


Effective as of April 28, 2014, AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V. I. American Value Fund (Series II) was replaced with Brighthouse Funds Trust I: Invesco Mid Cap Value Portfolio (Class B).


Effective as of April 28, 2014, AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V. I. Global Real Estate Fund (Series II) was replaced with Brighthouse Funds Trust I: Clarion Global Real Estate Portfolio (Class B).


Effective as of April 28, 2014, AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Invesco V. I. Growth and Income Fund (Series II) was replaced with Brighthouse Funds Trust I: Invesco Comstock Portfolio (Class B).


Effective as of April 28, 2014, Legg Mason Partners Variable Equity Trust:
ClearBridge Variable All Cap Value Portfolio (Class I) was replaced with Brighthouse Funds Trust I: T. Rowe Price Large Cap Value Portfolio (Class E).


Effective as of April 28, 2014, The Universal Institutional Funds, Inc.: U.S. Real Estate Portfolio (Class I) was replaced with Brighthouse Funds Trust I:
Clarion Global Real Estate Portfolio (Class B).


Effective as of May 1, 2016, Brighthouse Funds Trust I: Pioneer Fund Portfolio (Class A) (closed effective August 9, 2013) merged into Brighthouse Funds Trust
II: Brighthouse/Wellington Core Equity Opportunities Portfolio (Class A);


Effective as of May 1, 2016, Brighthouse Funds Trust I: Pioneer Fund Portfolio (Class B) merged into Brighthouse Funds Trust II: Brighthouse/Wellington Core Equity Opportunities Portfolio (Class B);


Effective as of May 1, 2016, Brighthouse Funds Trust I: Pioneer Strategic Income Portfolio (Class A) (closed effective August 9, 2013) merged into Brighthouse Funds Trust II: Western Asset Management Strategic Bond Opportunities Portfolio (Class A); and


Effective as of May 1, 2016, Brighthouse Funds Trust I: Pioneer Strategic Income Portfolio (Class B) merged into Brighthouse Funds Trust II: Western Asset Management Strategic Bond Opportunities Portfolio (Class B).

                      This page intentionally left blank.

APPENDIX B

PARTICIPATING INVESTMENT PORTFOLIOS

Below are the advisers and subadvisers and investment objectives of each Investment Portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.




            INVESTMENT PORTFOLIO                           INVESTMENT OBJECTIVE
-------------------------------------------- -----------------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 (SERIES II)

 Invesco V.I. Equity and Income Fund         Seeks both capital appreciation and current
                                             income.
 Invesco V.I. International Growth Fund      Seeks long-term growth of capital.
 AMERICAN FUNDS INSURANCE SERIES(R)
 (CLASS 2)

 American Funds Bond Fund                    Seeks as high a level of current income as is
                                             consistent with the preservation of capital.
 American Funds Global Growth Fund           Seeks long-term growth of capital.
 American Funds Global Small                 Seeks long-term growth of capital.
 Capitalization Fund
 American Funds Growth-Income Fund           Seeks long-term growth of capital and
                                             income.
 BRIGHTHOUSE FUNDS TRUST I

 American Funds(R) Growth Portfolio          Seeks to achieve growth of capital.
 (Class C)
 BlackRock High Yield Portfolio (Class B)    Seeks to maximize total return, consistent
                                             with income generation and prudent
                                             investment management.
 Brighthouse/Aberdeen Emerging Markets       Seeks capital appreciation.
 Equity Portfolio (Class B)
 Clarion Global Real Estate Portfolio        Seeks total return through investment in real
 (Class B)                                   estate securities, emphasizing both capital
                                             appreciation and current income.
 Harris Oakmark International Portfolio      Seeks long-term capital appreciation.
 (Class B)
 Invesco Comstock Portfolio (Class B)        Seeks capital growth and income.
 Invesco Small Cap Growth Portfolio          Seeks long-term growth of capital.
 (Class B)
 Loomis Sayles Global Allocation Portfolio   Seeks high total investment return through a
 (Class B) (formerly Loomis Sayles Global    combination of capital appreciation and
 Markets Portfolio)                          income.
 MFS(R) Research International Portfolio     Seeks capital appreciation.
 (Class B)
 Morgan Stanley Discovery Portfolio          Seeks capital appreciation.
 (Class B) (formerly Morgan Stanley Mid
 Cap Growth Portfolio)
 T. Rowe Price Large Cap Value Portfolio     Seeks long-term capital appreciation by
 (Class E)                                   investing in common stocks believed to be
                                             undervalued. Income is a secondary
                                             objective.



            INVESTMENT PORTFOLIO                     INVESTMENT ADVISER/SUBADVISER
-------------------------------------------- ---------------------------------------------
 AIM VARIABLE INSURANCE FUNDS
 (INVESCO VARIABLE INSURANCE FUNDS)
 (SERIES II)

 Invesco V.I. Equity and Income Fund         Invesco Advisers, Inc.
 Invesco V.I. International Growth Fund      Invesco Advisers, Inc.
 AMERICAN FUNDS INSURANCE SERIES(R)
 (CLASS 2)

 American Funds Bond Fund                    Capital Research and Management
                                             CompanySM
 American Funds Global Growth Fund           Capital Research and Management
                                             CompanySM
 American Funds Global Small                 Capital Research and Management
 Capitalization Fund                         CompanySM
 American Funds Growth-Income Fund           Capital Research and Management
                                             CompanySM
 BRIGHTHOUSE FUNDS TRUST I

 American Funds(R) Growth Portfolio          Brighthouse Investment Advisers, LLC;
 (Class C)                                   Capital Research and Management
                                             CompanySM
 BlackRock High Yield Portfolio (Class B)    Brighthouse Investment Advisers, LLC
                                             Subadviser: BlackRock Financial
                                             Management, Inc.
 Brighthouse/Aberdeen Emerging Markets       Brighthouse Investment Advisers, LLC
 Equity Portfolio (Class B)                  Subadviser: Aberdeen Asset Managers
                                             Limited
 Clarion Global Real Estate Portfolio        Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: CBRE Clarion Securities LLC
 Harris Oakmark International Portfolio      Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: Harris Associates L.P.
 Invesco Comstock Portfolio (Class B)        Brighthouse Investment Advisers, LLC
                                             Subadviser: Invesco Advisers, Inc.
 Invesco Small Cap Growth Portfolio          Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: Invesco Advisers, Inc.
 Loomis Sayles Global Allocation Portfolio   Brighthouse Investment Advisers, LLC
 (Class B) (formerly Loomis Sayles Global    Subadviser: Loomis, Sayles & Company, L.P.
 Markets Portfolio)
 MFS(R) Research International Portfolio     Brighthouse Investment Advisers, LLC
 (Class B)                                   Subadviser: Massachusetts Financial Services
                                             Company
 Morgan Stanley Discovery Portfolio          Brighthouse Investment Advisers, LLC
 (Class B) (formerly Morgan Stanley Mid      Subadviser: Morgan Stanley Investment
 Cap Growth Portfolio)                       Management Inc.
 T. Rowe Price Large Cap Value Portfolio     Brighthouse Investment Advisers, LLC
 (Class E)                                   Subadviser: T. Rowe Price Associates, Inc.

            INVESTMENT PORTFOLIO                          INVESTMENT OBJECTIVE
------------------------------------------- ------------------------------------------------
 Victory Sycamore Mid Cap Value             Seeks high total return by investing in equity
 Portfolio (Class B)                        securities of mid-sized companies.
 BRIGHTHOUSE FUNDS TRUST II (CLASS B)

 BlackRock Bond Income Portfolio            Seeks a competitive total return primarily
                                            from investing in fixed-income securities.
 BlackRock Ultra-Short Term Bond            Seeks a high level of current income
 Portfolio                                  consistent with preservation of capital.
 Brighthouse/Wellington Core Equity         Seeks to provide a growing stream of income
 Opportunities Portfolio                    over time and, secondarily, long-term capital
                                            appreciation and current income.
 Western Asset Management Strategic Bond    Seeks to maximize total return consistent
 Opportunities Portfolio                    with preservation of capital.
 Western Asset Management                   Seeks to maximize total return consistent
 U.S. Government Portfolio                  with preservation of capital and maintenance
                                            of liquidity.
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS (SERVICE CLASS 2)

 Contrafund(R) Portfolio                    Seeks long-term capital appreciation.
 Mid Cap Portfolio                          Seeks long-term growth of capital.
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST (CLASS 2)

 Franklin Income VIP Fund                   Seeks to maximize income while maintaining
                                            prospects for capital appreciation.
 Franklin Mutual Shares VIP Fund            Seeks capital appreciation, with income as a
                                            secondary goal.
 Franklin Small Cap Value VIP Fund          Seeks long-term total return.
 Templeton Global Bond VIP Fund             Seeks high current income, consistent with
                                            preservation of capital, with capital
                                            appreciation as a secondary consideration.
 LEGG MASON PARTNERS VARIABLE
 EQUITY TRUST

 ClearBridge Variable Aggressive Growth     Seeks capital appreciation.
 Portfolio (Class I)
 ClearBridge Variable Appreciation          Seeks long-term capital appreciation.
 Portfolio (Class I)
 ClearBridge Variable Dividend Strategy     Seeks dividend income, growth of dividend
 Portfolio (Class II)                       income and long-term capital appreciation.
 ClearBridge Variable Small Cap Growth      Seeks long-term growth of capital.
 Portfolio (Class I)
 QS Variable Conservative Growth            Seeks a balance of growth of capital and
 (Class I)                                  income.
 QS Variable Growth (Class I)               Seeks capital appreciation.
 LEGG MASON PARTNERS VARIABLE
 INCOME TRUST (CLASS I)

 Western Asset Variable Global High Yield   Seeks to maximize total return.
 Bond Portfolio
 OPPENHEIMER VARIABLE ACCOUNT
 FUNDS (SERVICE SHARES)




            INVESTMENT PORTFOLIO                  INVESTMENT ADVISER/SUBADVISER
------------------------------------------- -----------------------------------------
 Victory Sycamore Mid Cap Value             Brighthouse Investment Advisers, LLC
 Portfolio (Class B)                        Subadviser: Victory Capital Management
                                            Inc.
 BRIGHTHOUSE FUNDS TRUST II (CLASS B)

 BlackRock Bond Income Portfolio            Brighthouse Investment Advisers, LLC
                                            Subadviser: BlackRock Advisors, LLC
 BlackRock Ultra-Short Term Bond            Brighthouse Investment Advisers, LLC
 Portfolio                                  Subadviser: BlackRock Advisors, LLC
 Brighthouse/Wellington Core Equity         Brighthouse Investment Advisers, LLC
 Opportunities Portfolio                    Subadviser: Wellington Management
                                            Company LLP
 Western Asset Management Strategic Bond    Brighthouse Investment Advisers, LLC
 Opportunities Portfolio                    Subadviser: Western Asset Management
                                            Company
 Western Asset Management                   Brighthouse Investment Advisers, LLC
 U.S. Government Portfolio                  Subadviser: Western Asset Management
                                            Company
 FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS (SERVICE CLASS 2)

 Contrafund(R) Portfolio                    Fidelity Management & Research Company
                                            Subadviser: FMR Co., Inc.
 Mid Cap Portfolio                          Fidelity Management & Research Company
                                            Subadviser: FMR Co., Inc.
 FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST (CLASS 2)

 Franklin Income VIP Fund                   Franklin Advisers, Inc.
 Franklin Mutual Shares VIP Fund            Franklin Mutual Advisers, LLC
 Franklin Small Cap Value VIP Fund          Franklin Mutual Advisers, LLC
 Templeton Global Bond VIP Fund             Franklin Advisers, Inc.
 LEGG MASON PARTNERS VARIABLE
 EQUITY TRUST

 ClearBridge Variable Aggressive Growth     Legg Mason Partners Fund Advisor, LLC
 Portfolio (Class I)                        Subadviser: ClearBridge Investments, LLC
 ClearBridge Variable Appreciation          Legg Mason Partners Fund Advisor, LLC
 Portfolio (Class I)                        Subadviser: ClearBridge Investments, LLC
 ClearBridge Variable Dividend Strategy     Legg Mason Partners Fund Advisor, LLC
 Portfolio (Class II)                       Subadviser: ClearBridge Investments, LLC
 ClearBridge Variable Small Cap Growth      Legg Mason Partners Fund Advisor, LLC
 Portfolio (Class I)                        Subadviser: ClearBridge Investments, LLC
 QS Variable Conservative Growth            Legg Mason Partners Fund Advisor, LLC
 (Class I)                                  Subadviser: QS Investors, LLC
 QS Variable Growth (Class I)               Legg Mason Partners Fund Advisor, LLC
                                            Subadviser: QS Investors, LLC
 LEGG MASON PARTNERS VARIABLE
 INCOME TRUST (CLASS I)

 Western Asset Variable Global High Yield   Legg Mason Partners Fund Advisor, LLC
 Bond Portfolio                             Subadvisers: Western Asset Management
                                            Company; Western Asset Management
                                            Company Limited; Western Asset
                                            Management Company Pte. Ltd.
 OPPENHEIMER VARIABLE ACCOUNT
 FUNDS (SERVICE SHARES)


         INVESTMENT PORTFOLIO                        INVESTMENT OBJECTIVE                   INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------------- --------------------------------------
 Oppenheimer Main Street Small Cap     Seeks capital appreciation.                     OFI Global Asset Management, Inc.
 Fund(R)/VA                                                                            Subadviser: OppenheimerFunds, Inc.
 PIONEER VARIABLE CONTRACTS TRUST
 (CLASS II)

 Pioneer Mid Cap Value VCT Portfolio   Seeks capital appreciation by investing in a    Amundi Pioneer Asset Management, Inc.
                                       diversified portfolio of securities consisting
                                       primarily of common stocks.

                      This page intentionally left blank.

APPENDIX C

INVESTMENT PORTFOLIOS: MARKETING NAMES AND PROSPECTUS NAMES

In other written materials outside of this prospectus, we may market certain Investment Portfolios using different names. The following table lists the marketing names and the prospectus names for those Investment Portfolios that have marketing names.



MARKETING NAME                                        PROSPECTUS NAME
---------------------------------------------------   -----------------------------------------
         ClearBridge Variable Aggressive Growth       ClearBridge Variable Aggressive Growth
                                                      Portfolio
         ClearBridge Variable Appreciation            ClearBridge Variable Appreciation
                                                      Portfolio
         ClearBridge Variable Dividend Strategy       ClearBridge Variable Dividend Strategy
                                                      Portfolio
         ClearBridge Variable Small Cap Growth        ClearBridge Variable Small Cap Growth
                                                      Portfolio
         Fidelity VIP Contrafund(R) Portfolio         Contrafund(R) Portfolio
         Fidelity VIP Mid Cap Portfolio               Mid Cap Portfolio
         Ultra-Short Term Bond Portfolio              BlackRock Ultra-Short Term Bond
                                                      Portfolio
         Western Asset Variable Global High Yield     Western Asset Variable Global High Yield
         Bond                                         Bond Portfolio

                      This page intentionally left blank.

APPENDIX D

GUARANTEED WITHDRAWAL BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Lifetime Withdrawal Guarantee rider (examples A through C) and the GWB I rider (examples D through H). The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including investment allocations and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES AND APPLICABLE INCOME TAXES AND PENALTIES. The Lifetime Withdrawal Guarantee and GWB I riders do not establish or guarantee an Account Value or minimum return for any Investment Portfolio. The Total Guaranteed Withdrawal Amount and the Remaining Guaranteed Withdrawal Amount (under the Lifetime Withdrawal Guarantee rider) and the Guaranteed Withdrawal Amount and the Benefit Base (under the GWB I rider) cannot be taken as a lump sum.


LIFETIME WITHDRAWAL GUARANTEE


These examples illustrate the operation of the version of the Lifetime Withdrawal Guarantee rider available with contracts issued based on applications and necessary information received by our Annuity Service Center, in Good Order, after the close of the New York Stock Exchange on August 9, 2013 (November 8, 2013 in Nevada and Oregon). The version of the Lifetime Withdrawal Guarantee rider available with contracts issued based on applications and necessary information received by our Annuity Service Center, in Good Order, before the close of the New York Stock Exchange on August 9, 2013 (November 8, 2013 in Nevada and Oregon) had a different Compounding Income Amount and Withdrawal Rate. (See "Living Benefits -- Description of the Lifetime Withdrawal Guarantee -- Prior Version of Lifetime Withdrawal Guarantee.")


A. Lifetime Withdrawal Guarantee


     1. When Withdrawals Do Not Exceed the Annual Benefit Payment


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $4,000 ($100,000 x 4%).


Assume that $4,000 is withdrawn each year, beginning before the contract Owner attains age 59 1/2. The Remaining Guaranteed Withdrawal Amount is reduced by $4,000 each year as withdrawals are taken (the Total Guaranteed Withdrawal Amount is not reduced by these withdrawals). The Annual Benefit Payment of $4,000 is guaranteed to be received until the Remaining Guaranteed Withdrawal Amount is depleted, even if the Account Value is reduced to zero.


If the first withdrawal is taken after age 59 1/2, then the Annual Benefit Payment of $4,000 is guaranteed to be received for the Owner's lifetime, even if the Remaining Guaranteed Withdrawal Amount and the Account Value are reduced to zero.



[GRAPHIC APPEARS HERE]






Year   Annual Benefit Payment   Cumulative Withdrawals   Account Value
   1   $4,000                   $  4,000                 $  100,000
   2   $4,000                   $  8,000                 $   90,250
   3   $4,000                   $ 12,000                 $ 80,987.5
   4   $4,000                   $ 16,000                 $72,188.13
   5   $4,000                   $ 20,000                 $63,828.72
   6   $4,000                   $ 24,000                 $55,887.28
   7   $4,000                   $ 28,000                 $48,342.92
   8   $4,000                   $ 32,000                 $41,175.77
   9   $4,000                   $ 36,000                 $34,366.98
  10   $4,000                   $ 40,000                 $27,898.63
  11   $4,000                   $ 44,000                 $ 21,753.7
  12   $4,000                   $ 48,000                 $15,916.02
  13   $4,000                   $ 52,000                 $10,370.22
  14   $4,000                   $ 56,000                 $5,101.706
  15   $4,000                   $ 60,000                 $ 96.62093
  16   $4,000                   $ 64,000                 $        0
  17   $4,000                   $ 68,000                 $        0
  18   $4,000                   $ 72,000                 $        0
  19   $4,000                   $ 76,000                 $        0
  20   $4,000                   $ 80,000                 $        0
  21   $4,000                   $ 84,000                 $        0
  22   $4,000                   $ 88,000                 $        0
  23   $4,000                   $ 92,000                 $        0
  24   $4,000                   $ 96,000                 $        0
  25   $4,000                   $100,000                 $        0

     2. When Withdrawals Exceed the Annual Benefit Payment (Excess Withdrawals)


Assume that a contract had an initial Purchase Payment of $100,000. The initial Account Value would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, the initial Remaining Guaranteed Withdrawal Amount would be $100,000 and the initial Annual Benefit Payment would be $4,000 ($100,000 x 4%).


Assume that the Remaining Guaranteed Withdrawal Amount is reduced to $96,000 due to a withdrawal of $4,000 in the first year. Assume the Account Value was further reduced to $75,000 at year two due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $75,000 - $10,000 = $65,000. Your Remaining Guaranteed Withdrawal Amount would be reduced to $96,000 - $10,000 = $86,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $4,000 and the resulting Remaining Guaranteed Withdrawal Amount would be greater than the resulting Account Value, there would be an additional reduction to the Remaining Guaranteed Withdrawal Amount. The Remaining Guaranteed Withdrawal Amount after the withdrawal would be set equal to the Account Value after the withdrawal ($65,000). This new Remaining Guaranteed Withdrawal Amount of $65,000 would now be the amount guaranteed to be available to be withdrawn over time. The Total Guaranteed Withdrawal Amount would also be reduced to $65,000. The Annual Benefit Payment would be set equal to 4% x $65,000 = $2,600.


B. Compounding Income Amount


Assume that a contract had an initial Purchase Payment of $100,000. The initial Remaining Guaranteed Withdrawal Amount would be $100,000, the Total Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $4,000 ($100,000 x 4%).


The Total Guaranteed Withdrawal Amount will increase by 4% of the Total Guaranteed Withdrawal Amount on each contract anniversary until the earlier of the first withdrawal or the 10th contract anniversary. The Annual Benefit Payment will be recalculated on each contract anniversary as 4% of the new Total Guaranteed Withdrawal Amount.


If the first withdrawal is taken in the first Contract Year, then there would be no increase: the Total Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment will remain at $4,000 ($100,000 x 4%).


If the first withdrawal is taken in the second Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $104,000 ($100,000 x 104%), and the Annual Benefit Payment would increase to $4,160 ($104,000 x 4%).


If the first withdrawal is taken in the third Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $108,160 ($104,000 x 104%), and the Annual Benefit Payment would increase to $4,326 ($108,160 x 4%).

If the first withdrawal is taken after the 10th Contract Year, then the Total Guaranteed Withdrawal Amount would increase to $148,024 (the initial $100,000, increased by 4% per year, compounded annually for 10 years), and the Annual Benefit Payment would increase to $5,921 ($148,024 x 4%).



[GRAPHIC APPEARS HERE]






Year of First Withdrawal   Annual Benefit Payment
                       1   $4,000
                       2   $4,160
                       3   $4,326
                       4   $4,499
                       5   $4,679
                       6   $4,867
                       7   $5,061
                       8   $5,264
                       9   $5,474
                      10   $5,693
                      11   $5,921



C. Automatic Annual Step-Ups and Compounding Income Amount (No Withdrawals)


Assume that a contract had an initial Purchase Payment of $100,000. Assume that no withdrawals are taken.


At the first contract anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $104,000 ($100,000 increased by 4%, compounded annually). Assume the Account Value has increased to $110,000 at the first contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $104,000 to $110,000 and reset the Annual Benefit Payment to $4,400 ($110,000 x 4%).


At the second contract anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $114,400 ($110,000 increased by 4%, compounded annually). Assume the Account Value has increased to $120,000 at the second contract anniversary due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $114,400 to $120,000 and reset the Annual Benefit Payment to $4,800 ($120,000 x 4%).


Provided that no withdrawals are taken, each year the Total Guaranteed Withdrawal Amount would increase by 4%, compounded annually, from the second contract anniversary through the ninth contract anniversary, and at that point would be equal to $157,912. Assume that during these Contract Years the Account Value does not exceed the Total Guaranteed Withdrawal Amount due to poor market performance. Assume the Account Value at the ninth contract anniversary has increased to $180,000 due to good market performance. The Automatic Annual Step-Up will increase the Total Guaranteed Withdrawal Amount from $157,912 to $180,000 and reset the Annual Benefit Payment to $7,200 ($180,000 x 4%).

At the 10th contract anniversary, provided that no withdrawals are taken, the Total Guaranteed Withdrawal Amount is increased to $187,200 ($180,000 increased by 4%, compounded annually). Assume the Account Value is less than $187,200. There is no Automatic Annual Step-Up since the Account Value is below the Total Guaranteed Withdrawal Amount; however, due to the 4% increase in the Total Guaranteed Withdrawal Amount, the Annual Benefit Payment is increased to $7,488 ($187,200 x 4%).



[GRAPHIC APPEARS HERE]




GWB I


D. How Withdrawals Affect the Benefit Base


  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000. Assume that the Account Value grew to $110,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $100,000 - $10,000 = $90,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $100,000 exceeds the Benefit Base of $90,000, no further reduction to the Benefit Base is made.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000. Assume that the Account Value shrank to $90,000 because of market performance. If a subsequent withdrawal of $10,000 were made, the Benefit Base would be reduced to $90,000 and the Account Value would be reduced to $80,000. Assume the withdrawal of $10,000 exceeded the Annual Benefit Payment. Since the Account Value of $80,000 is less than the Benefit Base of $90,000, a further reduction of the $10,000 difference is made, bringing the Benefit Base to $80,000.


E. How Withdrawals and Subsequent Purchase Payments Affect the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If $5,000 withdrawals were then made for each of the next five years, the Benefit Base would be decreased to $75,000. If a subsequent Purchase Payment of $10,000 were made the next day, the Benefit Base would be increased to $75,000 + $10,000 = $85,000. The Annual Benefit Payment would be reset to the greater of a) $5,000 (the Annual Benefit Payment before the second Purchase Payment) and b) $4,250 (5% multiplied by the Benefit Base after the second Purchase Payment). In this case, the Annual Benefit Payment would remain at $5,000.


F. How Withdrawals Affect the Annual Benefit Payment


  1. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If a withdrawal of $9,000 was made the next day, and negative market performance reduced the Account Value by an additional $1,000, the Account Value would be reduced to $100,000 - $9,000 - $1,000 = $90,000. Since the withdrawal of $9,000 exceeded the Annual Benefit Payment of $5,000, the Annual Benefit Payment would be reset to the lower of a) $5,000 (the Annual Benefit Payment before the withdrawal) and b) $4,500 (5% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would be reset to $4,500.


  2. An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000 and the initial Annual Benefit Payment would be $5,000. If a withdrawal of $10,000 was made two years later after the Account Value had increased to $150,000, the Account Value would be reduced to $140,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000, the Annual Benefit Payment would be reset to the lower of a) $5,000 (the Annual Benefit Payment before the withdrawal) and b) $7,000 (5% multiplied by the Account Value after the withdrawal). In this case the Annual Benefit Payment would remain at $5,000.


G. How Withdrawals and Subsequent Purchase Payments Affect the Guaranteed Withdrawal Amount


An initial Purchase Payment is made of $100,000 and the initial Guaranteed Withdrawal Amount and initial Benefit Base would both be $100,000. Assume that over the next five years, withdrawals reduced the Benefit Base to $75,000. If a subsequent Purchase Payment of $10,000 was made, the Benefit Base would be increased to $75,000 + $10,000 = $85,000. The Guaranteed Withdrawal Amount would be reset to the greater of a) $100,000 (the Guaranteed Withdrawal Amount before the second Purchase Payment) and b) $85,000 (the Benefit Base after the second Purchase Payment). In this case, the Guaranteed Withdrawal Amount would remain at $100,000.


H. Putting It All Together


     1. When Withdrawals Do Not Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000, the Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000. Assume that the Benefit Base was reduced to $85,000 due to 3 years of withdrawing $5,000 each year and assume that the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $5,000 at this time, your Account Value would be reduced to $50,000 - $5,000 = $45,000. Your Benefit Base would be reduced to $85,000 - $5,000 = $80,000. Since the withdrawal of $5,000 did not exceed the Annual Benefit Payment, there would be no additional reduction to the Benefit Base. The Guaranteed Withdrawal Amount would remain at $100,000 and the Annual Benefit Payment would remain at $5,000.



[GRAPHIC APPEARS HERE]






Annual
Benefit   Actual        Account     Benefit
Payment   Withdrawals   Value       Base
     $0            $0   $100,000    $100,000
  5,000         5,000     85,000      95,000
  5,000         5,000     68,000      90,000
  5,000         5,000     50,000      85,000
  5,000         5,000     45,000      80,000
  5,000         5,000     40,000      75,000
  5,000         5,000     35,000      70,000
  5,000         5,000     30,000      65,000
  5,000         5,000     25,000      60,000
  5,000         5,000     20,000      55,000
  5,000         5,000     15,000      50,000
  5,000         5,000     10,000      45,000
  5,000         5,000      5,000      40,000
  5,000         5,000          0      35,000
  5,000         5,000          0      30,000
  5,000         5,000          0      25,000
  5,000         5,000          0      20,000
  5,000         5,000          0      15,000
      0             0          0      15,000

     2. When Withdrawals Do Exceed the Annual Benefit Payment


An initial Purchase Payment is made of $100,000. The initial Benefit Base would be $100,000, the Guaranteed Withdrawal Amount would be $100,000, and the Annual Benefit Payment would be $5,000. Assume that the Benefit Base was reduced to $85,000 due to 3 years of withdrawing $5,000 each year. Assume the Account Value was further reduced to $50,000 at year four due to poor market performance. If you withdrew $10,000 at this time, your Account Value would be reduced to $50,000 - $10,000 = $40,000. Your Benefit Base would be reduced to $85,000 - $10,000 = $75,000. Since the withdrawal of $10,000 exceeded the Annual Benefit Payment of $5,000 and the resulting Benefit Base would be greater than the resulting Account Value, there would be an additional reduction to the Benefit Base. The Benefit Base after the withdrawal would be set equal to the Account Value after the withdrawal = $40,000. The Annual Benefit Payment would be set equal to the lesser of $5,000 and 5% x $40,000 = $2,000. The Guaranteed Withdrawal Amount would remain at $100,000, but this amount now no longer would be guaranteed to be received over time. The new Benefit Base of $40,000 would be now the amount guaranteed to be available to be withdrawn over time.



[GRAPHIC APPEARS HERE]






Annual
Benefit   Actual        Account     Benefit
Payment   Withdrawals   Value       Base
$0        $0            $100,000    $100,000
  5,000         5,000     85,000      95,000
  5,000         5,000     68,000      90,000
  5,000         5,000     50,000      85,000
  5,000        10,000     40,000      40,000
  2,000         2,000     38,000      38,000
  2,000         2,000     36,000      36,000
  2,000         2,000     34,000      34,000
  2,000         2,000     32,000      32,000
  2,000         2,000     30,000      30,000
  2,000         2,000     28,000      28,000
  2,000         2,000     26,000      26,000
  2,000         2,000     24,000      24,000
  2,000         2,000     22,000      22,000
  2,000         2,000     20,000      20,000
  2,000         2,000     18,000      18,000
  2,000         2,000     16,000      16,000
  2,000         2,000     14,000      14,000
  2,000         2,000     12,000      12,000

APPENDIX E

DEATH BENEFIT EXAMPLES

The purpose of these examples is to illustrate the operation of the Principal Protection death benefit and the Annual Step-Up death benefit. The investment results shown are hypothetical and are not representative of past or future performance. Actual investment results may be more or less than those shown and will depend upon a number of factors, including the investment allocation made by a contract Owner and the investment experience of the Investment Portfolios chosen. THE EXAMPLES DO NOT REFLECT THE DEDUCTION OF FEES AND EXPENSES, WITHDRAWAL CHARGES OR INCOME TAXES AND TAX PENALTIES.



PRINCIPAL PROTECTION DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Principal Protection death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.




                                                         DATE                          AMOUNT
                                            ------------------------------   -------------------------
   A    Initial Purchase Payment                       9/1/2019              $100,000
   B    Account Value                                  9/1/2020              $104,000
                                             (First Contract Anniversary)
   C    Death Benefit                               As of 9/1/2020           $104,000
                                                                             (= greater of A and B)
   D    Account Value                                  9/1/2021              $ 90,000
                                            (Second Contract Anniversary)
   E    Death Benefit                                  9/1/2021              $100,000
                                                                             (= greater of A and D)
   F    Withdrawal                                     9/2/2021              $  9,000
   G    Percentage Reduction in Account                9/2/2021                        10%
        Value                                                                (= F/D)
   H    Account Value after Withdrawal                 9/2/2021              $ 81,000
                                                                             (= D-F)
   I    Purchase Payments Reduced for               As of 9/2/2021           $ 90,000
        Withdrawal                                                           (= A-(A x G))
   J    Death Benefit                                  9/2/2021              $ 90,000
                                                                             (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2021 and 9/2/2021 are assumed to be equal prior to the withdrawal.

ANNUAL STEP-UP DEATH BENEFIT

The purpose of this example is to show how partial withdrawals reduce the Annual Step-Up death benefit proportionately by the percentage reduction in Account Value attributable to each partial withdrawal.




                                                              DATE                          AMOUNT
                                                 ------------------------------   -------------------------
   A    Initial Purchase Payment                            9/1/2019              $100,000
   B    Account Value                                       9/1/2020              $104,000
                                                  (First Contract Anniversary)
   C    Death Benefit (Highest Anniversary               As of 9/1/2020           $104,000
        Value)                                                                    (= greater of A and B)
   D    Account Value                                       9/1/2021              $ 90,000
                                                 (Second Contract Anniversary)
   E    Death Benefit (Highest Contract Year                9/1/2021              $104,000
        Anniversary)                                                              (= greater of B and D)
   F    Withdrawal                                          9/2/2021              $  9,000
   G    Percentage Reduction in Account                     9/2/2021                        10%
        Value                                                                     (= F/D)
   H    Account Value after Withdrawal                      9/2/2021              $ 81,000
                                                                                  (= D-F)
   I    Highest Anniversary Value Reduced                As of 9/2/2021           $ 93,600
        for Withdrawal                                                            (= E-(E x G))
   J    Death Benefit                                       9/2/2021              $ 93,600
                                                                                  (= greater of H and I)


Notes to Example
----------------


Purchaser is age 60 at issue.



The Account Values on 9/1/2021 and 9/2/2021 are assumed to be equal prior to the withdrawal.

                      STATEMENT OF ADDITIONAL INFORMATION


                 INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                   ISSUED BY

                         BRIGHTHOUSE SEPARATE ACCOUNT A


                                      AND


                       BRIGHTHOUSE LIFE INSURANCE COMPANY



                                 PRIMELITE IV/SM/

THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED APRIL 29, 2019, FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT THAT IS DESCRIBED HEREIN.



THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS WRITE US AT: P.O. BOX 10426, DES MOINES, IOWA 50306-0426, OR CALL (888) 556-5412.



THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED APRIL 29, 2019.


PrimElite IV/SM/ is a service mark of Primerica, Inc. and its Affiliates and is used under license by Brighthouse Life Insurance Company and its Affiliates. SAI-0419BLICPRIMELITE IV
                                       1

TABLE OF CONTENTS                                           PAGE
  COMPANY..................................................    3
  SERVICES.................................................    3
  INDEPENDENT REGISTERED PUBLIC ACCOUNTING
  FIRM.....................................................    4
  CUSTODIAN................................................    4
  DISTRIBUTION.............................................    4
  Reduction or Elimination of the Withdrawal Charge........    6
  CALCULATION OF PERFORMANCE INFORMATION...................    6
  Total Return.............................................    6
  Historical Unit Values...................................    7
  Reporting Agencies.......................................    7
  ANNUITY PROVISIONS.......................................    7
  Variable Annuity.........................................    7
  Fixed Annuity............................................    9
  Mortality and Expense Guarantee..........................    9
  LEGAL OR REGULATORY RESTRICTIONS ON
  TRANSACTIONS.............................................    9
  ADDITIONAL FEDERAL TAX CONSIDERATIONS....................    9
  CONDENSED FINANCIAL INFORMATION..........................   12
  FINANCIAL STATEMENTS.....................................   96

COMPANY


Brighthouse Life Insurance Company ("BLIC" or the "Company") is a Delaware corporation originally incorporated in Connecticut in 1863. Prior to March 6, 2017, BLIC was known as MetLife Insurance Company USA. BLIC is licensed to conduct business in all U.S. states (except New York), the District of Columbia, Puerto Rico, Guam, the U.S. Virgin Islands, the British Virgin Islands and the Bahamas. BLIC is an indirect, wholly-owned subsidiary of, and ultimately controlled by, Brighthouse Financial, Inc. ("BHF"), a publicly-traded company. Prior to August 4, 2017, the Company was an indirect wholly-owned subsidiary of MetLife, Inc. On that date, MetLife, Inc. distributed approximately 80.8% of BHF's common stock to holders of MetLife Inc.'s common stock, and BHF became a separate, publicly-traded company. BHF, through its subsidiaries and affiliates, is one of the largest providers of annuity and life insurance products in the United States. BLIC's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


BRIGHTHOUSE LIFE INSURANCE COMPANY HISTORY

MetLife Insurance Company USA: From the close of business on November 14, 2014
-----------------------------
to March 6, 2017, BLIC was called MetLife Insurance Company USA (MetLife USA). MetLife USA was established following the close of business on November 14, 2014, when MetLife Investors USA Insurance Company, a wholly-owned subsidiary of MetLife Insurance Company of Connecticut, MetLife Investors Insurance Company and Exeter Reassurance Company, Ltd. were merged into MetLife Insurance Company of Connecticut, and MetLife Insurance Company of Connecticut was then renamed MetLife Insurance Company USA. Simultaneously, MetLife Insurance Company USA changed its domicile from Connecticut to the state of Delaware. As a result of this merger, MetLife USA assumed legal ownership of all of the assets of these predecessor companies, including assets held in the separate accounts, and became responsible for administering the contracts and paying any benefits due under all contracts issued by each of its corporate predecessors. These predecessor companies that issued contracts on and prior to November 14, 2014 were the following:

o  MetLife Insurance Company of Connecticut: MetLife Insurance Company of
   ----------------------------------------
     Connecticut (MICC), originally chartered in Connecticut in 1863, was known as Travelers Insurance Company prior to May 1, 2006. MICC changed its name to MetLife Insurance Company USA and its state of domicile to Delaware after November 14, 2014 as described under "MetLife Insurance Company USA" above.


     o  MetLife Life and Annuity Company of Connecticut: MetLife Life and
        -----------------------------------------------
          Annuity Company of Connecticut (MLAC), originally chartered in Connecticut in 1973, was known as Travelers Life and Annuity Company prior to May 1, 2006. On or about December 7, 2007, MLAC merged with and into MICC.

o  MetLife Investors USA Insurance Company: MetLife Investors USA Insurance
   ---------------------------------------
     Company (MLI USA), originally chartered in Delaware in 1960, was known as Security First Life Insurance Company prior to January 8, 2001. MLI USA was merged into BLIC after the close of business on November 14, 2014, as described under "MetLife Insurance Company USA" above.

o  MetLife Investors Insurance Company: MetLife Investors Insurance Company
   -----------------------------------
     (MLI), originally chartered in Missouri in 1981, was known as Cova Financial Services Life Insurance Company prior to February 12, 2001. MLI was merged into BLIC after the close of business on November 14, 2014, as described under "MetLife Insurance Company USA" above.


     o  MetLife Investors Insurance Company of California: MetLife Investors
        -------------------------------------------------
          Insurance Company of California (MLI-CA), originally chartered in California in 1972, was known as Cova Financial Life Insurance Company prior to February 12, 2001. On November 9, 2006 MLI-CA merged with and into MLI.



SERVICES

BLIC maintains certain books and records of Brighthouse Separate Account A (the "Separate Account") and provides certain issuance and other administrative services for the Contracts. Pursuant to a transitional services agreement, MetLife Services and Solutions, LLC provides certain other administrative and recordkeeping services for the Contracts as well as other contracts and policies issued by BLIC.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The financial statements and financial highlights comprising each of the Sub-Accounts of Brighthouse Separate Account A included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements and financial highlights are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.


The consolidated financial statements and related financial statement schedules of Brighthouse Life Insurance Company and subsidiaries included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such consolidated financial statements and financial statement schedules are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The principal business address of Deloitte & Touche LLP is 550 South Tryon Street, Suite 2500, Charlotte, North Carolina 28202-4200.


CUSTODIAN

Brighthouse Life Insurance Company, 11225 North Community House Road, Charlotte, NC 28277, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.


DISTRIBUTION

Information about the distribution of the contracts is contained in the prospectus. (See "Other Information.") Additional information is provided below.

Currently the contract is not available for new sales.

Brighthouse Securities, LLC (Distributor) serves as principal underwriter for the contracts. Distributor and the Company are affiliates because they are both under common control of Brighthouse Financial, Inc. Distributor's home office is located at 11225 North Community House Road, Charlotte, NC 28277. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (FINRA). Distributor has entered into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.

The following table shows the amount of commissions paid to and the amount of commissions retained by the principal underwriter. MetLife Investors Distribution Company was the recipient of these commissions prior to March 6, 2017. Brighthouse Securities was the recipient of these commissions thereafter.




                                     Aggregate Amount of
                                     Commissions Retained
               Aggregate Amount of   by Distributor After
               Commissions Paid to   Payments to Selling
 Fiscal year       Distributor              Firms
------------- --------------------- ---------------------
  2018        $604,739,251          $0
  2017        $599,512,866          $0
  2016        $568,161,672          $0


Distributor passes through commissions to selling firms for their sales. In addition we pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.


As noted in the prospectus, we and Distributor pay compensation to all selling firms in the form of commissions and certain types of non-cash compensation. We and Distributor may pay additional compensation to selected firms, including marketing allowances, introduction fees, persistency payments, preferred status fees and industry conference fees. The terms of any particular agreement governing compensation may vary among selling firms and the amounts may be significant. The amount of additional compensation (non-commission amounts) paid to selected selling firms during 2018 ranged from $0 to $12,619,364.* The amount of commissions paid to selected selling firms during 2018 ranged from $0 to $58,063,548. The amount of total compensation (includes non-commission as well as commission amounts) paid to selected selling firms during 2018 ranged from $265 to $64,721,502.*


* For purposes of calculating this range, the additional compensation (non-commission) amounts received by a selling firm includes additional compensation received by the firm for the sale of insurance products issued by our affiliate Brighthouse Life Insurance Company of NY.

The following list sets forth the names of selling firms that received additional compensation in 2018 in connection with the sale of our variable annuity contracts, variable life policies and other insurance products (including the contracts offered by the prospectus). The selling firms are listed in alphabetical order.

Advisor Group, Inc.

American Portfolios Financial Services, Inc
Ameriprise Financial Services, Inc.
AXA Network LLC

BB&T Investment Division of BB&T Securities, LLC
Benjamin R. Edwards & Co.
Berthel Fisher Company

Cadaret Grant & Co., Inc
Cambridge Investment Research
Capital Investments Group, Inc.
Centaurus Financial, Inc.
Cetera Advisor Networks LLC
Cetera Advisors LLC
Cetera Financial Specialists LLC
Cetera Investment Services LLC
CFD Investment, Inc.
Citigroup Global Markets, Inc.

Client One Securities LLC

Commonwealth Financial Network
Community America Financial Solutions, LLC
CUNA Brokerage Services
CUSO Financial Services, L.P.
Edward D. Jones & Co., L.P.
Equity Services, Inc.

First Heartland Capital, Inc..
FMG Distributors, Inc.

Founders Financial Securities, LLC
FSC Securities Corporation

FTB Advisors, Inc.
H. Beck, Inc.
H. D. Vest Investment Services, Inc.
J.J.B Hilliard, W.L. Lyons, LLC
Independent Financial Group
Infinex Investments, Inc.
Investacorp, Inc.

Investment Professionals, Inc.
Janney Montgomery Scott, LLC


J.W. Cole Financial, Inc.

Kestra Investment Services, LLC
Key Investment Services LLC

KMS Financial Services
Kovack Securities, Inc.
Ladenburg Thalmann Financial Services, Inc.

Lincoln Investment Planning Inc.

LPL Financial Corp. Affiliates
Lion Street Financial, LLC
Lucia Securities, LLC
Madison Avenue Securities, LLC
Market Synergy Group, Inc.

Merrill Lynch, Inc.
MML Investors Services, LLC

Morgan Stanley Smith Barney, LLC

NEXT Financial Group

Oppenheimer & Co., Inc.
Park Avenue Securities LLC

Parkland Securities, LLC
PFS Investments Inc.
Pioneer Investments
ProEquities, Inc.

Purshe Kaplan Sterling Investments, Inc.

Questar Capital Corporation
Raymond James & Associates, Inc.
RBC Wealth Management

Royal Alliance Associates, Inc.
SagePoint Financial, Inc.

Scuddder Investments

Securities America, Inc.

Securities Service Network
Sigma Financial Corporation

Signator Investors, Inc.
Simplicity Financial Services

Stifel, Nicolaus & Company, Incorporated
Summit Brokerage Services, Inc.
TFS Securities, Inc.

The Investment Center, Inc.
The Leader's Group, Inc.
Triad Advisors, Inc.

U.S. Bancorp Investments, Inc.
UBS Financial Services, Inc.

United Planners Financial Services

ValMark Securities, Inc.
Voya Financial Advisors, Inc.
Wells Fargo Advisors, LLC

Woodbury Financial Services, Inc.

There are other broker dealers who receive compensation for servicing our contracts, and the Account Value of the contracts or the amount of added Purchase Payments received may be included in determining their additional compensation, if any.


REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE

The amount of the withdrawal charge on the contracts may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the withdrawal charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

2. The total amount of Purchase Payments to be received will be considered. Per contract sales expenses are likely to be less on larger Purchase Payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the withdrawal charge.

The withdrawal charge may be eliminated when the contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person. In lieu of a withdrawal charge waiver, we may provide an Account Value credit.

CALCULATION OF PERFORMANCE INFORMATION

TOTAL RETURN

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an Investment Portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the Separate Account product charges (including death benefit rider charges), the expenses for the underlying Investment Portfolio being advertised and any applicable account fee, withdrawal charges and/or GWB rider charge. For purposes of calculating performance information, the GWB rider charge may be reflected as a percentage of Account Value or other theoretical benefit base. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 Purchase Payment, and deducting any applicable account fee and any applicable sales charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 Purchase Payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

  P (1 + T)n = ERV

Where:

  P = a hypothetical initial payment of $1,000

  T = average annual total return

  n = number of years

  ERV =           ending redeemable value at the end of the time periods used
                      (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of a withdrawal charge or GWB rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

Owners should note that the investment results of each Investment Portfolio will fluctuate over time, and any presentation of the Investment Portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.


HISTORICAL UNIT VALUES

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the Investment Portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.


REPORTING AGENCIES

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of thousands of investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.


ANNUITY PROVISIONS


VARIABLE ANNUITY

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.

The Adjusted Contract Value (the Account Value, less any applicable premium taxes, account fee, and any prorated rider charge) will be applied to the applicable Annuity Table to determine the first Annuity Payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. The dollar amount of the first variable Annuity Payment is determined as follows:
The first variable Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate variable Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase for the assumed investment return and Annuity Option elected. If, as of the annuity calculation date, the then current variable Annuity Option rates applicable to this class of contracts provide a first Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.

The dollar amount of variable Annuity Payments after the first payment is determined as follows:

1. the dollar amount of the first variable Annuity Payment is divided by the value of an Annuity Unit for each applicable Investment Portfolio as of the annuity calculation date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units for each applicable Investment Portfolio remains fixed during the annuity period, unless you transfer values from the Investment Portfolio to another Investment Portfolio;

2. the fixed number of Annuity Units per payment in each Investment Portfolio is multiplied by the Annuity Unit value for that Investment Portfolio for the Business Day for which the Annuity Payment is being calculated. This result is the dollar amount of the payment for each applicable Investment Portfolio, less any account fee. The account fee will be deducted pro rata out of each Annuity Payment.

The total dollar amount of each variable Annuity Payment is the sum of all Investment Portfolio variable Annuity Payments.

ANNUITY UNIT -- The initial Annuity Unit value for each Investment Portfolio of the Separate Account was set by us.

The subsequent Annuity Unit value for each Investment Portfolio is determined by multiplying the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the Investment Portfolio for the current Business Day and multiplying the result by a factor for each day since the last Business Day which represents the daily equivalent of the AIR you elected.

(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.

(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

NET INVESTMENT FACTOR -- The net investment factor for each Investment Portfolio is determined by dividing A by B and multiplying by (1-C) where:

A is (i) the net asset value per share of the portfolio at the end of the current Business Day; plus

     (ii) any dividend or capital gains per share declared on behalf of such portfolio that has an ex-dividend date as of the current Business Day.

B is the net asset value per share of the portfolio for the immediately preceding Business Day.

C is (i) the Separate Account product charges and for each day since the last Business Day. The daily charge is equal to the annual Separate Account product charges divided by 365; plus

     (ii) a charge factor, if any, for any taxes or any tax reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:

o You may not make a transfer from the fixed Annuity Option to the variable Annuity Option;

o Transfers among the subaccounts will be made by converting the number of Annuity Units being transferred to the number of Annuity Units of the subaccount to which the transfer is made, so that the next Annuity Payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, Annuity Payments will reflect changes in the value of the new Annuity Units; and

o You may make a transfer from the variable Annuity Option to the fixed Annuity Option. The amount transferred from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of Annuity Units representing your interest in the subaccount per Annuity Payment; (b) is the Annuity Unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the Annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the Annuity Date for the Annuity Option elected. Amounts transferred to the fixed Annuity Option will be applied under the Annuity Option elected at the attained age of the Annuitant at the time of the transfer using the fixed Annuity Option table. If at the time of transfer, the then current fixed Annuity Option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and Annuity Unit values will be determined as of the end of the Business Day on which the Company receives a notice.


FIXED ANNUITY

A fixed annuity is a series of payments made during the Annuity Phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The Adjusted Contract Value is determined on the annuity calculation date, which is a Business Day no more than five (5) Business Days before the Annuity Date. This value will be used to determine a fixed Annuity Payment. The monthly Annuity Payment will be based upon the Annuity Option elected, the Annuitant's age, the Annuitant's sex (where permitted by law), and the appropriate Annuity Option table. Your annuity rates will not be less than those guaranteed in your contract at the time of purchase. If, as of the annuity calculation date, the then current Annuity Option rates applicable to this class of contracts provide an Annuity Payment greater than that which is guaranteed under the same Annuity Option under this contract, the greater payment will be made.


MORTALITY AND EXPENSE GUARANTEE

The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.


LEGAL OR REGULATORY RESTRICTIONS ON TRANSACTIONS

If mandated under applicable law, the Company may be required to reject a Purchase Payment. The Company may also be required to block a contract Owner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, death benefits or continue making Annuity Payments until instructions are received from the appropriate regulator.


ADDITIONAL FEDERAL TAX CONSIDERATIONS


NON-QUALIFIED CONTRACTS

DIVERSIFICATION. In order for your Non-Qualified Contract to be considered an annuity contract for federal income tax purposes, we must comply with certain diversification standards with respect to the investments underlying the contract. We believe that we satisfy and will continue to satisfy these diversification standards. Failure to meet these standards would result in immediate taxation to contract Owners of gains under their contracts. Inadvertent failure to meet these standards may be correctable.

CHANGES TO TAX RULES AND INTERPRETATIONS

Changes to applicable tax rules and interpretations can adversely affect the tax treatment of your contract. These changes may take effect retroactively.

We reserve the right to amend your contract where necessary to maintain its status as a variable annuity contract under federal tax law and to protect you and other contract Owners in the Investment Portfolios from adverse tax consequences.

3.8% MEDICARE TAX

The 3.8% so-called Medicare tax described in the Prospectus will result in the following top tax rates on investment income:


 Capital Gains       Ordinary Dividends       Other
---------------     --------------------     ------
     23.8%                 40.8%             40.8%

QUALIFIED CONTRACTS

Annuity contracts purchased through tax qualified plans are subject to limitations imposed by the Code and regulations as a condition of tax qualification. There are various types of tax qualified plans which have certain beneficial tax consequences for contract Owners and plan participants.

TYPES OF QUALIFIED PLANS

The following list includes individual account-type plans which may hold an annuity contract as described in the

Prospectus. Except for Traditional IRAs, they are established by an employer for participation of its employees.

IRA

A traditional IRA is established by an individual under Section 408(a) or 408(b) of the Code. See also Roth IRAs below.


SIMPLE IRA
Established by a for-profit employer with 100 or fewer employees that does not maintain another retirement plan. A SIMPLE IRA, established under section 408(p) of the Code, is based on IRA accounts for each participant.

SEP

Established by a for-profit employer under Section 408(k) of the Code, based on IRA accounts for each participant. Generally, only employers make contributions. If the SEP IRA permits non-SEP contributions, an employee can make regular IRA contributions (including IRA catch up contributions) to the SEP IRA, up to the maximum annual limit.


401(K), 401(A)
Established by for-profit employers, Section 501(c)(3) tax exempt and non-tax exempt entities, Indian Tribes.


403(B) OR TAX SHELTERED ANNUITY ("TSA")

Established by Section 501(c)(3) tax exempt entities, public schools (K-12), public colleges, universities, churches, synagogues and mosques.


457(B) - GOVERNMENTAL SPONSOR

Established by state and local governments, public schools (K-12), public colleges and universities.


457(B) - NON-GOVERNMENTAL SPONSOR
Established by a tax-exempt entity. Under a non-governmental plan, which must be a tax-exempt entity under Section 501(c) of the Code, all investments of the plan are owned by and are subject to the claims of the general creditors of the sponsoring employer. In general, all amounts received under a non-governmental
Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.


ADDITIONAL INFORMATION REGARDING 457(B) PLANS
A 457(b) plan may provide a one-time election to make special one-time "catch-up" contributions in one or more of the participant's last three taxable years ending before the participant's normal retirement age under the plan. Participants in governmental 457(b) plans may make two types of catch up contributions, the age 50 or older catch-up and the special one-time catch-up contribution. However, both catch up contribution types cannot be made in the same taxable year. In general, contribution limits with respect to elective deferral and to age 50 plus catch-up contributions are not aggregated with contributions under the other types of qualified plans for the purposes of determining the limitations applicable to participants.

403(A) ANNUITY PLANS
Similar in structure to 401(a) plans except that, instead of trusts, annuity contracts are the funding vehicle.

ROTH ACCOUNTS

Individual or employee plan contributions made to certain plans on an after-tax basis. An IRA may be established as a Roth IRA under Section 408A, and 401(k), 403(b) and 457(b) plans may provide for Roth accounts. Contributions to a Roth IRA are limited based on the level of your modified adjusted gross income.


COMPARISON OF PLAN LIMITS FOR INDIVIDUAL CONTRIBUTIONS:


(1) IRA: elective contribution to all traditional and Roth IRAs: $6,000; catch-up contribution: $1,000



(2)   SIMPLE: elective contribution: $13,000; catch-up contribution: $3,000



(3)   401(K): elective contribution: $19,000; catch-up contribution: $6,000


(4)   SEP/401(A): (employer contributions only)


(5)   403(B) (TSA): elective contribution: $19,000; catch-up contribution:
      $6,000



(6)   457(B): elective contribution: $19,000; catch-up contribution: $6,000

Dollar limits are for 2019 and subject to cost-of-living adjustments in future years. Employer-sponsored individual account plans (other than 457(b) plans) may provide for additional employer contributions such that total annual plan contributions do not exceed the lesser of $56,000 and 100% of an employee's compensation for 2019.


ERISA

If your plan is subject to ERISA and you are married, the income payments, withdrawal provisions, and methods of payment of the death benefit under your contract may be subject to your spouse's rights as described below.


Generally, the spouse must give qualified consent whenever you:


(a) choose income payments other than on a qualified joint and survivor annuity basis ("QJSA") (one under which we make payments to you during your lifetime and then make payments reduced by no more than 50% to your spouse for his or her remaining life, if any): or choose to waive the qualified pre-retirement survivor annuity benefit ("QPSA") (the benefit payable to the surviving spouse of a participant who dies with a vested interest in an accrued retirement benefit under the plan before payment of the benefit has begun);

(b) make certain withdrawals under plans for which a qualified consent is required;

(c)        name someone other than the spouse as your Beneficiary; or

(d)        use your accrued benefit as security for a loan exceeding $5,000.


Generally, there is no limit to the number of your elections as long as a qualified consent is given each time. The consent to waive the QJSA must meet certain requirements, including that it be in writing, that it acknowledge the identity of the designated Beneficiary and the form of benefit be selected, dated, signed by your spouse, witnessed by a notary public or plan representative, and that it be in a form satisfactory to us. The waiver of the QJSA generally must be executed during the 180 day period (90 days for certain loans) ending on the date on which income payments are to commence, or the withdrawal or the loan is to be made, as the case may be. If you die before benefits commence, your surviving spouse will be your Beneficiary unless he or she has given a qualified consent otherwise.


The qualified consent to waive the QPSA benefit and the Beneficiary designation must be made in writing that acknowledges the designated Beneficiary, dated, signed by your spouse, witnessed by a notary public or plan representative and in a form satisfactory to us. Generally, there is no limit to the number of Beneficiary designations as long as a qualified consent accompanies each designation. The waiver of, and the qualified consent for, the QPSA benefit generally may not be given until the plan year in which you attain age 35. The waiver period for the QPSA ends on the date of your death.

If the present value of your benefit is worth $5,000 or less, your plan generally may provide for distribution of your entire interest in a lump sum without spousal consent.

FEDERAL ESTATE TAXES

While no attempt is being made to discuss the federal estate tax implications of the contract, you should bear in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX

Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract Owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

ANNUITY PURCHASE PAYMENTS BY NONRESIDENT ALIENS AND FOREIGN ENTITIES

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state and foreign taxation with respect to an annuity contract purchase.

CONDENSED FINANCIAL INFORMATION



The following charts list the Condensed Financial Information (the accumulation unit value information for the accumulation units outstanding) for contracts issued as of December 31, 2018. Certain subaccounts are subject to a reduced Mortality and Expense Charge. Please see "FEE TABLES AND EXAMPLES--Separate Account Annual Expenses" for more information. See "Purchase - Accumulation Units" in the prospectus for information on how accumulation unit values are calculated. The charts present accumulation unit values based upon which riders you select. The charts are in addition to the charts in the prospectus.




                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT (SERIES II)
01/01/2009 to 12/31/2009      11.865797          14.375222          1,296,459.7000
01/01/2010 to 12/31/2010      14.375222          15.928644          1,689,655.4853
01/01/2011 to 12/31/2011      15.928644          15.549980          2,198,387.0562
01/01/2012 to 12/31/2012      15.549980          17.284185          2,535,130.6471
01/01/2013 to 12/31/2013      17.284185          21.349398          2,787,228.4065
01/01/2014 to 12/31/2014      21.349398          22.967108          2,591,816.7406
01/01/2015 to 12/31/2015      22.967108          22.128615          2,386,889.1478
01/01/2016 to 12/31/2016      22.128615          25.133545          2,158,374.0891
01/01/2017 to 12/31/2017      25.133545          27.539150          2,005,541.7675
01/01/2018 to 12/31/2018      27.539150          24.586722          1,641,074.4231
--------------------------    ---------          ---------          --------------

INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II) (FORMERLY AIM V.I.
INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II))
01/01/2009 to 12/31/2009      18.264303          24.371222            261,582.1200
01/01/2010 to 12/31/2010      24.371222          27.143957            391,364.5772
01/01/2011 to 12/31/2011      27.143957          24.970400            553,180.5386
01/01/2012 to 12/31/2012      24.970400          28.463162            669,145.7929
01/01/2013 to 12/31/2013      28.463162          33.421195            743,498.9115
01/01/2014 to 12/31/2014      33.421195          33.085313            696,002.3894
01/01/2015 to 12/31/2015      33.085313          31.867427            656,565.8677
01/01/2016 to 12/31/2016      31.867427          31.299260            606,735.1339
01/01/2017 to 12/31/2017      31.299260          37.993428            521,724.2602
01/01/2018 to 12/31/2018      37.993428          31.862057            470,381.3851
--------------------------    ---------          ---------          --------------

AMERICAN FUNDS INSURANCE SERIES(Reg. TM)
AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS 2)
01/01/2009 to 12/31/2009      14.678086          16.347559            427,774.8100
01/01/2010 to 12/31/2010      16.347559          17.210743            541,666.1840
01/01/2011 to 12/31/2011      17.210743          18.061951            627,631.6911
01/01/2012 to 12/31/2012      18.061951          18.823257            727,045.1206
01/01/2013 to 12/31/2013      18.823257          18.215536            799,514.4089
01/01/2014 to 12/31/2014      18.215536          18.967192            766,499.3053
01/01/2015 to 12/31/2015      18.967192          18.811165            714,460.3112
01/01/2016 to 12/31/2016      18.811165          19.153186            611,570.6073
01/01/2017 to 12/31/2017      19.153186          19.638504            642,229.1737
01/01/2018 to 12/31/2018      19.638504          19.284059            506,234.6190
--------------------------    ---------          ---------          --------------


                       1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
01/01/2009 to 12/31/2009          18.451854          25.970580         359,603.0200
01/01/2010 to 12/31/2010          25.970580          28.703763         431,922.7333
01/01/2011 to 12/31/2011          28.703763          25.867632         501,573.9487
01/01/2012 to 12/31/2012          25.867632          31.355512         580,519.8606
01/01/2013 to 12/31/2013          31.355512          40.061369         587,719.3181
01/01/2014 to 12/31/2014          40.061369          40.539711         558,736.5203
01/01/2015 to 12/31/2015          40.539711          42.877709         511,594.2219
01/01/2016 to 12/31/2016          42.877709          42.672041         447,527.1316
01/01/2017 to 12/31/2017          42.672041          55.489087         385,389.9754
01/01/2018 to 12/31/2018          55.489087          49.915889         330,498.2582
--------------------------        ---------          ---------         ------------

AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
01/01/2009 to 12/31/2009          16.722656          26.678066         143,929.9800
01/01/2010 to 12/31/2010          26.678066          32.300720         156,448.0006
01/01/2011 to 12/31/2011          32.300720          25.831721         193,048.1977
01/01/2012 to 12/31/2012          25.831721          30.191820         219,177.9919
01/01/2013 to 12/31/2013          30.191820          38.306171         232,801.1273
01/01/2014 to 12/31/2014          38.306171          38.691397         223,897.4504
01/01/2015 to 12/31/2015          38.691397          38.369904         221,976.4467
01/01/2016 to 12/31/2016          38.369904          38.746504         210,462.7667
01/01/2017 to 12/31/2017          38.746504          48.247550         190,719.5032
01/01/2018 to 12/31/2018          48.247550          42.683815         156,556.4488
--------------------------        ---------          ---------         ------------

AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
01/01/2009 to 12/31/2009         105.146036         144.982734         141,708.6500
01/01/2010 to 12/31/2010         144.982734         170.185625         179,147.0797
01/01/2011 to 12/31/2011         170.185625         161.128605         207,074.5293
01/01/2012 to 12/31/2012         161.128605         187.867881         222,224.1269
01/01/2013 to 12/31/2013         187.867881         241.747185         217,081.0434
01/01/2014 to 12/31/2014         241.747185         259.448133         188,899.8486
01/01/2015 to 12/31/2015         259.448133         274.208721         158,752.5202
01/01/2016 to 12/31/2016         274.208721         296.940855         136,002.8666
01/01/2017 to 12/31/2017         296.940855         376.796011         111,824.1498
01/01/2018 to 12/31/2018         376.796011         371.730119          86,711.9262
--------------------------       ----------         ----------         ------------

AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
01/01/2009 to 12/31/2009          79.270739         102.897785          82,249.0900
01/01/2010 to 12/31/2010         102.897785         113.401952          94,562.6974
01/01/2011 to 12/31/2011         113.401952         110.111457         106,783.7077
01/01/2012 to 12/31/2012         110.111457         127.939323         108,933.3473
01/01/2013 to 12/31/2013         127.939323         168.931350         106,753.7349
01/01/2014 to 12/31/2014         168.931350         184.852090         106,603.5636
01/01/2015 to 12/31/2015         184.852090         185.489754          96,415.0979
01/01/2016 to 12/31/2016         185.489754         204.597413          89,569.7940
01/01/2017 to 12/31/2017         204.597413         247.660210          81,717.9786
01/01/2018 to 12/31/2018         247.660210         240.559635          71,147.0751
--------------------------       ----------         ----------         ------------

BRIGHTHOUSE FUNDS TRUST I
AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
08/12/2013 to 12/31/2013           1.171771           1.305065       1,664,164.4106
01/01/2014 to 12/31/2014           1.305065           1.396423       3,736,391.6406
01/01/2015 to 12/31/2015           1.396423           1.470804       5,337,609.0848
01/01/2016 to 12/31/2016           1.470804           1.587083       5,490,752.7493
01/01/2017 to 12/31/2017           1.587083           2.007756       5,495,324.0154
01/01/2018 to 12/31/2018           2.007756           1.975766       5,500,122.1691
--------------------------       ----------         ----------       --------------


                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         23.465001          25.293068         26,692.9593
01/01/2013 to 12/31/2013         25.293068          27.351242        130,266.9400
01/01/2014 to 12/31/2014         27.351242          27.943483        150,490.4427
01/01/2015 to 12/31/2015         27.943483          26.519305        146,937.7008
01/01/2016 to 12/31/2016         26.519305          29.895545        153,841.8267
01/01/2017 to 12/31/2017         29.895545          31.863824        139,869.1820
01/01/2018 to 12/31/2018         31.863824          30.607867        129,363.3541
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(Reg.
TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
 (CLASS B))
01/01/2009 to 12/31/2009          6.239576          10.426272        248,947.6200
01/01/2010 to 12/31/2010         10.426272          12.751764        373,952.0123
01/01/2011 to 12/31/2011         12.751764          10.253506        542,666.5582
01/01/2012 to 12/31/2012         10.253506          12.056994        621,560.0134
01/01/2013 to 12/31/2013         12.056994          11.331112        789,686.1232
01/01/2014 to 12/31/2014         11.331112          10.476359        834,405.3756
01/01/2015 to 12/31/2015         10.476359           8.930515        794,227.0620
01/01/2016 to 12/31/2016          8.930515           9.848772        697,347.5234
01/01/2017 to 12/31/2017          9.848772          12.500832        615,740.9699
01/01/2018 to 12/31/2018         12.500832          10.610054        553,555.2238
--------------------------       ---------          ---------        ------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         18.240023          19.424967        646,004.7663
01/01/2015 to 12/31/2015         19.424967          18.943227        570,047.9033
01/01/2016 to 12/31/2016         18.943227          18.899713        519,271.9274
01/01/2017 to 12/31/2017         18.899713          20.702181        494,387.3199
01/01/2018 to 12/31/2018         20.702181          18.704323        396,644.9053
--------------------------       ---------          ---------        ------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE INSURANCE FUNDS) -
 INVESCO V.I. GLOBAL REAL ESTATE (SERIES II))
01/01/2009 to 12/31/2009          5.277415           6.842918         84,516.1200
01/01/2010 to 12/31/2010          6.842918           7.934848        129,124.5943
01/01/2011 to 12/31/2011          7.934848           7.320231        176,231.1814
01/01/2012 to 12/31/2012          7.320231           9.255781        207,981.9687
01/01/2013 to 12/31/2013          9.255781           9.377689        326,956.0520
01/01/2014 to 04/25/2014          9.377689           9.872106              0.0000
--------------------------       ---------          ---------        ------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B) (FORMERLY THE UNIVERSAL INSTITUTIONAL
FUNDS, INC. - UIF U.S. REAL ESTATE SUB-
 ACCOUNT (CLASS I))
01/01/2009 to 12/31/2009         29.650311          37.640892         69,256.6300
01/01/2010 to 12/31/2010         37.640892          48.384186         77,047.2440
01/01/2011 to 12/31/2011         48.384186          50.688969         92,552.3368
01/01/2012 to 12/31/2012         50.688969          58.070504        110,278.6875
01/01/2013 to 12/31/2013         58.070504          58.614890        143,779.2746
01/01/2014 to 04/25/2014         58.614890          65.426298              0.0000
--------------------------       ---------          ---------        ------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          7.217320           6.554844        547,945.6872
01/01/2012 to 12/31/2012          6.554844           7.682595        471,717.0922
01/01/2013 to 12/31/2013          7.682595          11.063639        367,839.1557
01/01/2014 to 12/31/2014         11.063639          13.009988        284,145.9214
01/01/2015 to 12/31/2015         13.009988          12.348299        260,983.1267
01/01/2016 to 12/31/2016         12.348299          12.540607        227,129.3449
01/01/2017 to 12/31/2017         12.540607          14.687101        188,412.6462
01/01/2018 to 12/31/2018         14.687101          13.500329        148,977.9046
--------------------------       ---------          ---------        ------------


                       1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          4.681195           6.388005          580,048.0800
01/01/2010 to 12/31/2010          6.388005           6.781572          604,106.3569
01/01/2011 to 04/29/2011          6.781572           7.217972                0.0000
--------------------------        --------           --------          ------------

HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         19.199458          22.234693           22,882.4962
01/01/2013 to 12/31/2013         22.234693          28.696628          136,008.3392
01/01/2014 to 12/31/2014         28.696628          26.739396          170,228.7878
01/01/2015 to 12/31/2015         26.739396          25.251017          168,736.9302
01/01/2016 to 12/31/2016         25.251017          27.017159          156,221.0410
01/01/2017 to 12/31/2017         27.017159          34.853549          136,999.0484
01/01/2018 to 12/31/2018         34.853549          26.206755          122,196.7627
--------------------------       ---------          ---------          ------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009         10.078564          12.617682          457,174.1400
01/01/2010 to 12/31/2010         12.617682          14.336251          647,928.4828
01/01/2011 to 12/31/2011         14.336251          13.972262          769,293.6339
01/01/2012 to 12/31/2012         13.972262          16.378048          720,220.3918
01/01/2013 to 12/31/2013         16.378048          21.932144          712,484.9010
01/01/2014 to 12/31/2014         21.932144          23.712287        1,918,804.3797
01/01/2015 to 12/31/2015         23.712287          22.052570        1,790,847.0710
01/01/2016 to 12/31/2016         22.052570          25.584260        1,564,593.2276
01/01/2017 to 12/31/2017         25.584260          29.865266        1,343,557.1908
01/01/2018 to 12/31/2018         29.865266          25.946610        1,075,318.4311
--------------------------       ---------          ---------        --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE INSURANCE FUNDS (INVESCO
VARIABLE INSURANCE FUNDS) - INVESCO V.I.
 GROWTH AND INCOME SUB-ACCOUNT (SERIES II))
01/01/2009 to 12/31/2009         18.013091          22.111343          376,682.2800
01/01/2010 to 12/31/2010         22.111343          24.535886          499,908.6904
01/01/2011 to 12/31/2011         24.535886          23.719199          709,853.8088
01/01/2012 to 12/31/2012         23.719199          26.824225          829,388.9321
01/01/2013 to 12/31/2013         26.824225          35.489751          863,657.9216
01/01/2014 to 04/25/2014         35.489751          35.744459                0.0000
--------------------------       ---------          ---------        --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B) (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS
B) AND BEFORE THAT VAN KAMPEN LIFE
 INVESTMENT TRUST - VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT (CLASS II))
01/01/2009 to 05/01/2009         10.033193           9.746974                0.0000
--------------------------       ---------          ---------        --------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.898479          13.101239           65,042.2100
01/01/2010 to 12/31/2010         13.101239          16.350777          104,574.1799
01/01/2011 to 12/31/2011         16.350777          15.997462          150,345.3868
01/01/2012 to 12/31/2012         15.997462          18.705995          141,243.7862
01/01/2013 to 12/31/2013         18.705995          25.934529          180,892.1332
01/01/2014 to 12/31/2014         25.934529          27.680060          174,335.7501
01/01/2015 to 12/31/2015         27.680060          26.909221          193,868.0184
01/01/2016 to 12/31/2016         26.909221          29.658172          196,106.8270
01/01/2017 to 12/31/2017         29.658172          36.765681          178,335.0877
01/01/2018 to 12/31/2018         36.765681          33.071509          149,241.8159
--------------------------       ---------          ---------        --------------


                       1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         14.482995          14.905960            4,767.6511
01/01/2013 to 12/31/2013         14.905960          17.268093           45,482.7928
01/01/2014 to 12/31/2014         17.268093          17.671372           71,457.9313
01/01/2015 to 12/31/2015         17.671372          17.692661           74,420.7864
01/01/2016 to 12/31/2016         17.692661          18.335079           73,099.6859
01/01/2017 to 12/31/2017         18.335079          22.300479           64,219.4594
01/01/2018 to 12/31/2018         22.300479          20.866930           43,429.8591
--------------------------       ---------          ---------           -----------

MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.423746          13.564106          178,373.7700
01/01/2010 to 12/31/2010         13.564106          14.945790          206,111.7131
01/01/2011 to 12/31/2011         14.945790          13.198825          234,523.8234
01/01/2012 to 12/31/2012         13.198825          15.234716          264,041.0244
01/01/2013 to 12/31/2013         15.234716          17.969784          278,262.1907
01/01/2014 to 12/31/2014         17.969784          16.538081          276,324.1893
01/01/2015 to 12/31/2015         16.538081          16.067044          269,590.5713
01/01/2016 to 12/31/2016         16.067044          15.752191          248,673.0956
01/01/2017 to 12/31/2017         15.752191          19.966943          219,945.9301
01/01/2018 to 12/31/2018         19.966943          16.983494          191,774.6077
--------------------------       ---------          ---------          ------------

MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          7.037416          10.946822          308,719.4200
01/01/2010 to 12/31/2010         10.946822          14.301181          406,220.3839
01/01/2011 to 12/31/2011         14.301181          13.165959          596,343.2615
01/01/2012 to 12/31/2012         13.165959          14.229829          886,501.0768
01/01/2013 to 12/31/2013         14.229829          19.566461        1,000,703.8326
01/01/2014 to 12/31/2014         19.566461          19.548710          964,487.9298
01/01/2015 to 12/31/2015         19.548710          18.363760          897,111.3208
01/01/2016 to 12/31/2016         18.363760          16.626260          853,661.0699
01/01/2017 to 12/31/2017         16.626260          23.008395          740,706.0565
01/01/2018 to 12/31/2018         23.008395          25.065303          567,022.2112
--------------------------       ---------          ---------        --------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         12.284131          16.985547           52,314.5100
01/01/2010 to 12/31/2010         16.985547          19.475512           40,185.4378
01/01/2011 to 12/31/2011         19.475512          17.643825           30,210.9260
01/01/2012 to 12/31/2012         17.643825          21.144925           30,821.7385
01/01/2013 to 12/31/2013         21.144925          26.584026          163,149.8513
01/01/2014 to 12/31/2014         26.584026          26.856520          140,427.1696
01/01/2015 to 12/31/2015         26.856520          27.608153          126,216.9424
01/01/2016 to 12/31/2016         27.608153          27.369247          121,491.7319
01/01/2017 to 12/31/2017         27.369247          37.014961          101,116.3745
01/01/2018 to 12/31/2018         37.014961          31.795953           81,604.0303
--------------------------       ---------          ---------        --------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
SUB-ACCOUNT (CLASS 2))
01/01/2009 to 12/31/2009          8.187284          10.616377          139,507.0800
01/01/2010 to 12/31/2010         10.616377          11.276707          167,908.5778
01/01/2011 to 04/29/2011         11.276707          12.593713                0.0000
--------------------------       ---------          ---------        --------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B))
05/03/2010 to 12/31/2010          8.764832           9.194438           22,630.5687
01/01/2011 to 12/31/2011          9.194438           8.466874          287,708.7645
01/01/2012 to 12/31/2012          8.466874          10.233998          294,307.5928
01/01/2013 to 04/26/2013         10.233998          10.890196                0.0000
--------------------------       ---------          ---------        --------------


                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E)
04/28/2014 to 12/31/2014         47.533060          52.032422        186,330.7696
01/01/2015 to 12/31/2015         52.032422          49.669546        161,855.7370
01/01/2016 to 12/31/2016         49.669546          57.015051        157,031.8472
01/01/2017 to 12/31/2017         57.015051          66.018730        142,989.7128
01/01/2018 to 12/31/2018         66.018730          59.375626        108,454.8133
--------------------------       ---------          ---------        ------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E) (FORMERLY LEGG MASON PARTNERS
VARIABLE EQUITY TRUST - CLEARBRIDGE VARIABLE
 ALL CAP VALUE SUB-ACCOUNT (CLASS I))
01/01/2009 to 12/31/2009         23.165413          29.638631        117,015.4900
01/01/2010 to 12/31/2010         29.638631          34.182056        128,617.0603
01/01/2011 to 12/31/2011         34.182056          31.714090        170,389.7874
01/01/2012 to 12/31/2012         31.714090          36.063527        191,167.1481
01/01/2013 to 12/31/2013         36.063527          47.142328        186,377.3394
01/01/2014 to 04/25/2014         47.142328          47.462854              0.0000
--------------------------       ---------          ---------        ------------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE INSURANCE
FUNDS (INVESCO VARIABLE INSURANCE
 FUNDS) - INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT (SERIES II) AND BEFORE THAT THE
UNIVERSAL INSTITUTIONAL FUNDS, INC. - UIF U.S. MID
 CAP VALUE SUB-ACCOUNT CLASS II))
01/01/2009 to 12/31/2009          6.391755           8.797462        167,702.3800
01/01/2010 to 12/31/2010          8.797462          10.631347        223,251.3288
01/01/2011 to 12/31/2011         10.631347          10.602201        405,136.6614
01/01/2012 to 12/31/2012         10.602201          12.276135        489,779.7639
01/01/2013 to 12/31/2013         12.276135          16.261913        566,350.0740
01/01/2014 to 04/25/2014         16.261913          16.271324              0.0000
--------------------------       ---------          ---------        ------------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         37.100654          40.286855        230,845.7917
01/01/2015 to 12/31/2015         40.286855          36.267515        235,572.9850
01/01/2016 to 12/31/2016         36.267515          41.432296        230,101.5862
01/01/2017 to 12/31/2017         41.432296          44.863139        200,354.0849
01/01/2018 to 12/31/2018         44.863139          39.867533        174,657.1245
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE FUNDS TRUST II
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         61.457122          64.032960          7,205.2193
01/01/2013 to 12/31/2013         64.032960          62.694346         17,894.2156
01/01/2014 to 12/31/2014         62.694346          66.231194         41,210.1809
01/01/2015 to 12/31/2015         66.231194          65.729931         78,171.0656
01/01/2016 to 12/31/2016         65.729931          66.873762         78,763.6522
01/01/2017 to 12/31/2017         66.873762          68.689820         70,018.9506
01/01/2018 to 12/31/2018         68.689820          67.516343         60,084.8487
--------------------------       ---------          ---------        ------------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
05/04/2009 to 12/31/2009          9.381193          11.853496          9,302.0200
01/01/2010 to 12/31/2010         11.853496          14.047549          9,941.4088
01/01/2011 to 12/31/2011         14.047549          12.651216          7,703.2552
01/01/2012 to 12/31/2012         12.651216          14.310437          7,528.5106
01/01/2013 to 12/31/2013         14.310437          18.997297         13,716.1142
01/01/2014 to 12/31/2014         18.997297          20.461350         19,686.0319
01/01/2015 to 12/31/2015         20.461350          21.508252         22,455.8305
01/01/2016 to 12/31/2016         21.508252          21.291112         26,652.5010
01/01/2017 to 12/31/2017         21.291112          28.204101         25,182.2785
01/01/2018 to 12/31/2018         28.204101          28.570203         24,061.3094
--------------------------       ---------          ---------        ------------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE
CAP GROWTH SUB-ACCOUNT (CLASS A) AND
 BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT
(CLASS A))
01/01/2009 to 05/01/2009          9.592485           9.132387              0.0000
--------------------------       ---------          ---------        ------------


                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)
08/12/2013 to 12/31/2013         24.457412          24.353713         14,534.6096
01/01/2014 to 12/31/2014         24.353713          24.087308        271,014.4532
01/01/2015 to 12/31/2015         24.087308          23.823818        352,808.0189
01/01/2016 to 12/31/2016         23.823818          23.589634        297,362.2166
01/01/2017 to 12/31/2017         23.589634          23.480364        134,846.0531
01/01/2018 to 12/31/2018         23.480364          23.581804        102,935.9012
--------------------------       ---------          ---------        ------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS E)
05/03/2010 to 12/31/2010         14.344570          14.240341        348,287.8553
01/01/2011 to 12/31/2011         14.240341          14.084990        597,931.2546
01/01/2012 to 12/31/2012         14.084990          13.930076        620,671.1974
01/01/2013 to 12/31/2013         13.930076          13.777695        285,159.4704
01/01/2014 to 12/31/2014         13.777695          13.626981        240,521.0754
01/01/2015 to 12/31/2015         13.626981          13.477916        199,312.0539
01/01/2016 to 12/31/2016         13.477916          13.357222        181,415.4603
01/01/2017 to 12/31/2017         13.357222          13.309172        163,965.4206
01/01/2018 to 12/31/2018         13.309172          13.382199        149,075.7996
--------------------------       ---------          ---------        ------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS E) (FORMERLY LEGG MASON PARTNERS
VARIABLE INCOME TRUST - LEGG MASON
 WESTERN ASSET VARIABLE MONEY MARKET SUB-ACCOUNT))
01/01/2009 to 12/31/2009         14.523808          14.397060        608,635.9900
01/01/2010 to 04/30/2010         14.397060          14.345867              0.0000
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS A)
05/02/2016 to 12/31/2016         58.126418          59.388440        257,622.7805
01/01/2017 to 12/31/2017         59.388440          69.941626        214,621.8996
01/01/2018 to 12/31/2018         69.941626          69.111765        166,527.6146
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS A) (FORMERLY INVESTORS SERIES
TRUST - PIONEER FUND SUB-ACCOUNT (CLASS A))
01/01/2009 to 12/31/2009         14.121327          17.302864        201,536.1300
01/01/2010 to 12/31/2010         17.302864          19.889845        358,402.0255
01/01/2011 to 12/31/2011         19.889845          18.778130        597,570.2613
01/01/2012 to 12/31/2012         18.778130          20.538526        727,968.2565
01/01/2013 to 12/31/2013         20.538526          27.032969        736,424.2894
01/01/2014 to 12/31/2014         27.032969          29.720464        652,472.5830
01/01/2015 to 12/31/2015         29.720464          29.413948        565,392.2180
01/01/2016 to 04/29/2016         29.413948          29.636527              0.0000
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B)
05/02/2016 to 12/31/2016         55.155207          56.251213         42,989.2431
01/01/2017 to 12/31/2017         56.251213          66.102526         42,397.4169
01/01/2018 to 12/31/2018         66.102526          65.144780         41,692.6400
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT (CLASS
 B))
08/12/2013 to 12/31/2013          2.434716           2.663385        369,697.9280
01/01/2014 to 12/31/2014          2.663385           2.922216        591,421.0909
01/01/2015 to 12/31/2015          2.922216           2.883008        725,687.6607
01/01/2016 to 04/29/2016          2.883008           2.903877              0.0000
--------------------------       ---------          ---------        ------------


                       1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         14.822569          14.318887          127,274.1170
01/01/2013 to 12/31/2013         14.318887          19.364378          111,248.2816
01/01/2014 to 12/31/2014         19.364378          20.827123           91,492.7689
01/01/2015 to 12/31/2015         20.827123          22.770372           84,023.2350
01/01/2016 to 12/31/2016         22.770372          22.492057           76,712.3876
01/01/2017 to 12/31/2017         22.492057          30.475413           62,631.4332
01/01/2018 to 12/31/2018         30.475413          30.174569           44,201.3714
--------------------------       ---------          ---------          ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          5.633195           8.006489          150,363.8000
01/01/2010 to 12/31/2010          8.006489           8.663049          203,641.1512
01/01/2011 to 12/31/2011          8.663049           8.450181          234,133.5850
01/01/2012 to 04/27/2012          8.450181           9.515713                0.0000
--------------------------       ---------          ---------          ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)
05/02/2016 to 12/31/2016         33.676079          35.033284        1,542,712.0018
01/01/2017 to 12/31/2017         35.033284          37.501804        1,398,876.5412
01/01/2018 to 12/31/2018         37.501804          35.680911        1,216,646.6782
--------------------------       ---------          ---------        --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY MET
INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS A))
01/01/2009 to 12/31/2009         18.211356          23.971979          890,326.9800
01/01/2010 to 12/31/2010         23.971979          26.596587        1,218,428.8327
01/01/2011 to 12/31/2011         26.596587          27.260987        1,745,853.4000
01/01/2012 to 12/31/2012         27.260987          30.095505        2,177,123.7061
01/01/2013 to 12/31/2013         30.095505          30.226103        2,414,677.4233
01/01/2014 to 12/31/2014         30.226103          31.265766        2,213,256.3856
01/01/2015 to 12/31/2015         31.265766          30.523104        1,951,310.1227
01/01/2016 to 04/29/2016         30.523104          31.338899                0.0000
--------------------------       ---------          ---------        --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         31.991649          33.248397          316,495.2499
01/01/2017 to 12/31/2017         33.248397          35.494302          332,851.4052
01/01/2018 to 12/31/2018         35.494302          33.691306          271,100.8960
--------------------------       ---------          ---------        --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET
INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS B))
08/12/2013 to 12/31/2013          2.845689           2.878436        1,270,247.6427
01/01/2014 to 12/31/2014          2.878436           2.972128        2,487,357.4659
01/01/2015 to 12/31/2015          2.972128           2.893174        3,138,301.3488
01/01/2016 to 04/29/2016          2.893174           2.967279                0.0000
--------------------------       ---------          ---------        --------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         16.983317          17.482915          374,888.6100
01/01/2010 to 12/31/2010         17.482915          18.241437          538,394.7541
01/01/2011 to 12/31/2011         18.241437          18.992444          673,262.9450
01/01/2012 to 12/31/2012         18.992444          19.356082          894,012.7561
01/01/2013 to 12/31/2013         19.356082          18.971044          894,577.4332
01/01/2014 to 12/31/2014         18.971044          19.242006          797,024.3326
01/01/2015 to 12/31/2015         19.242006          19.089958          813,969.8871
01/01/2016 to 12/31/2016         19.089958          19.073967          682,695.8727
01/01/2017 to 12/31/2017         19.073967          19.182069          665,355.6774
01/01/2018 to 12/31/2018         19.182069          19.103438          575,370.6699
--------------------------       ---------          ---------        --------------


                       1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
FIDELITY(Reg. TM) VARIABLE INSURANCE PRODUCTS
CONTRAFUND(Reg. TM) SUB-ACCOUNT (SERVICE CLASS 2)
08/12/2013 to 12/31/2013          5.546090           6.122796          470,064.8206
01/01/2014 to 12/31/2014          6.122796           6.761596          918,837.1038
01/01/2015 to 12/31/2015          6.761596           6.715416        1,156,478.7366
01/01/2016 to 12/31/2016          6.715416           7.155390        1,119,821.3199
01/01/2017 to 12/31/2017          7.155390           8.605148        1,124,363.7455
01/01/2018 to 12/31/2018          8.605148           7.945393          981,598.7110
--------------------------        --------           --------        --------------

CONTRAFUND(Reg. TM) SUB-ACCOUNT (SERVICE CLASS)
01/01/2009 to 12/31/2009         28.008719          37.582358          282,153.2700
01/01/2010 to 12/31/2010         37.582358          43.530993          369,250.3887
01/01/2011 to 12/31/2011         43.530993          41.920415          458,271.4172
01/01/2012 to 12/31/2012         41.920415          48.220899          539,884.3181
01/01/2013 to 12/31/2013         48.220899          62.547985          532,394.2319
01/01/2014 to 12/31/2014         62.547985          69.174001          443,159.4806
01/01/2015 to 12/31/2015         69.174001          68.798996          370,798.9803
01/01/2016 to 12/31/2016         68.798996          73.430175          318,470.8601
01/01/2017 to 12/31/2017         73.430175          88.435323          268,232.9836
01/01/2018 to 12/31/2018         88.435323          81.788735          214,396.1293
--------------------------       ---------          ---------        --------------

MID CAP SUB-ACCOUNT (SERVICE CLASS 2)
01/01/2009 to 12/31/2009         25.278513          34.940819          217,957.2900
01/01/2010 to 12/31/2010         34.940819          44.432842          322,765.9648
01/01/2011 to 12/31/2011         44.432842          39.178219          487,147.4113
01/01/2012 to 12/31/2012         39.178219          44.390150          599,526.0722
01/01/2013 to 12/31/2013         44.390150          59.653172          622,009.7147
01/01/2014 to 12/31/2014         59.653172          62.559404          585,097.9712
01/01/2015 to 12/31/2015         62.559404          60.867314          531,295.3462
01/01/2016 to 12/31/2016         60.867314          67.379447          469,510.3191
01/01/2017 to 12/31/2017         67.379447          80.331102          404,085.5302
01/01/2018 to 12/31/2018         80.331102          67.711013          328,318.0372
--------------------------       ---------          ---------        --------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN INCOME VIP SUB-ACCOUNT (CLASS 2)
01/01/2009 to 12/31/2009         34.063284          45.683108          198,921.6400
01/01/2010 to 12/31/2010         45.683108          50.909631          256,004.8802
01/01/2011 to 12/31/2011         50.909631          51.554448          346,964.2728
01/01/2012 to 12/31/2012         51.554448          57.438882          395,522.1720
01/01/2013 to 12/31/2013         57.438882          64.730762          424,182.5998
01/01/2014 to 12/31/2014         64.730762          66.977881          406,067.7498
01/01/2015 to 12/31/2015         66.977881          61.572048          380,029.8373
01/01/2016 to 12/31/2016         61.572048          69.438508          345,283.9749
01/01/2017 to 12/31/2017         69.438508          75.324567          304,170.9037
01/01/2018 to 12/31/2018         75.324567          71.289739          244,004.7012
--------------------------       ---------          ---------        --------------

FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT (CLASS 2)
01/01/2009 to 12/31/2009         15.572217          19.413799          248,230.1700
01/01/2010 to 12/31/2010         19.413799          21.351106          311,272.8042
01/01/2011 to 12/31/2011         21.351106          20.897968          358,240.6530
01/01/2012 to 12/31/2012         20.897968          23.612178          373,022.9676
01/01/2013 to 12/31/2013         23.612178          29.954049          371,783.4321
01/01/2014 to 12/31/2014         29.954049          31.736414          343,275.6117
01/01/2015 to 12/31/2015         31.736414          29.839679          278,205.1735
01/01/2016 to 12/31/2016         29.839679          34.252536          289,643.0645
01/01/2017 to 12/31/2017         34.252536          36.706955          264,453.4326
01/01/2018 to 12/31/2018         36.706955          33.011748          212,174.5336
--------------------------       ---------          ---------        --------------


                       1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT (CLASS 2)
01/01/2009 to 12/31/2009          5.819679           7.434270          204,510.9900
01/01/2010 to 12/31/2010          7.434270           9.428187          331,403.2607
01/01/2011 to 12/31/2011          9.428187           8.974607          554,588.6483
01/01/2012 to 12/31/2012          8.974607          10.508042          770,942.3960
01/01/2013 to 12/31/2013         10.508042          14.159438          901,947.2097
01/01/2014 to 12/31/2014         14.159438          14.084526          879,399.1529
01/01/2015 to 12/31/2015         14.084526          12.901413          794,045.9950
01/01/2016 to 12/31/2016         12.901413          16.612328          673,913.2497
01/01/2017 to 12/31/2017         16.612328          18.181314          613,040.0994
01/01/2018 to 12/31/2018         18.181314          15.665936          522,177.9177
--------------------------       ---------          ---------          ------------

TEMPLETON GLOBAL BOND VIP SUB-ACCOUNT (CLASS 2)
01/01/2009 to 12/31/2009         13.662853          16.038048          315,920.6700
01/01/2010 to 12/31/2010         16.038048          18.154547          548,702.2702
01/01/2011 to 12/31/2011         18.154547          17.800072          894,637.1254
01/01/2012 to 12/31/2012         17.800072          20.256655        1,213,512.7339
01/01/2013 to 12/31/2013         20.256655          20.361468        1,379,641.1187
01/01/2014 to 12/31/2014         20.361468          20.507903        1,274,941.6936
01/01/2015 to 12/31/2015         20.507903          19.410413        1,134,765.0932
01/01/2016 to 12/31/2016         19.410413          19.762207        1,026,143.0715
01/01/2017 to 12/31/2017         19.762207          19.923026          942,604.2368
01/01/2018 to 12/31/2018         19.923026          20.085745          825,025.5087
--------------------------       ---------          ---------        --------------

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
01/01/2009 to 12/31/2009          8.886109          11.827034          497,245.4700
01/01/2010 to 12/31/2010         11.827034          14.623354          639,759.9350
01/01/2011 to 12/31/2011         14.623354          14.821074          681,024.7199
01/01/2012 to 12/31/2012         14.821074          17.402610          691,731.2493
01/01/2013 to 12/31/2013         17.402610          25.436477          807,774.9394
01/01/2014 to 12/31/2014         25.436477          30.289152          759,250.9478
01/01/2015 to 12/31/2015         30.289152          29.437943          771,368.0163
01/01/2016 to 12/31/2016         29.437943          29.466148          705,639.9387
01/01/2017 to 12/31/2017         29.466148          33.892458          635,322.8679
01/01/2018 to 12/31/2018         33.892458          30.722485          568,199.2396
--------------------------       ---------          ---------        --------------

CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
01/01/2009 to 12/31/2009         24.853986          30.018649          197,133.8200
01/01/2010 to 12/31/2010         30.018649          33.439065          315,613.9172
01/01/2011 to 12/31/2011         33.439065          33.935259          468,617.2173
01/01/2012 to 12/31/2012         33.935259          38.915095          559,232.3396
01/01/2013 to 12/31/2013         38.915095          50.036612          631,552.8965
01/01/2014 to 12/31/2014         50.036612          54.929663          609,707.6589
01/01/2015 to 12/31/2015         54.929663          55.197988          533,615.8444
01/01/2016 to 12/31/2016         55.197988          59.927398          492,084.1928
01/01/2017 to 12/31/2017         59.927398          70.859106          446,497.0546
01/01/2018 to 12/31/2018         70.859106          68.859485          371,822.6488
--------------------------       ---------          ---------        --------------


                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT (CLASS II)
01/01/2009 to 12/31/2009          9.831489       11.924727           236,091.2400
01/01/2010 to 12/31/2010         11.924727       13.223447           375,829.1220
01/01/2011 to 12/31/2011         13.223447       14.087539           467,446.3777
01/01/2012 to 12/31/2012         14.087539       15.893938           640,016.0197
01/01/2013 to 12/31/2013         15.893938       19.757482           808,605.2586
01/01/2014 to 12/31/2014         19.757482       22.176092           714,666.0010
01/01/2015 to 12/31/2015         22.176092       20.959918           675,940.2249
01/01/2016 to 12/31/2016         20.959918       23.794577           661,954.4472
01/01/2017 to 12/31/2017         23.794577       28.009084           607,339.8658
01/01/2018 to 12/31/2018         28.009084       26.317044           514,286.8098
--------------------------       ---------       ---------           ------------

CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
01/01/2009 to 12/31/2009         10.279300       14.515667           119,098.3300
01/01/2010 to 12/31/2010         14.515667       17.972493           163,640.2618
01/01/2011 to 12/31/2011         17.972493       18.022802           194,293.1034
01/01/2012 to 12/31/2012         18.022802       21.287584           256,676.8805
01/01/2013 to 12/31/2013         21.287584       30.961185           388,777.3323
01/01/2014 to 12/31/2014         30.961185       31.871377           377,481.2168
01/01/2015 to 12/31/2015         31.871377       30.143517           299,327.7500
01/01/2016 to 12/31/2016         30.143517       31.543810           283,499.5145
01/01/2017 to 12/31/2017         31.543810       38.770607           221,820.4252
01/01/2018 to 12/31/2018         38.770607       39.661554           190,722.9336
--------------------------       ---------       ---------           ------------

QS VARIABLE CONSERVATIVE GROWTH SUB-ACCOUNT (CLASS I) (FORMERLY QS LEGG MASON VARIABLE
CONSERVATIVE GROWTH SUB-ACCOUNT)
05/03/2010 to 12/31/2010         16.919497       17.937118            47,334.2586
01/01/2011 to 12/31/2011         17.937118       17.949290           123,022.2648
01/01/2012 to 12/31/2012         17.949290       20.076624           151,899.4141
01/01/2013 to 12/31/2013         20.076624       22.901932           169,683.5203
01/01/2014 to 12/31/2014         22.901932       23.762934           160,732.5007
01/01/2015 to 12/31/2015         23.762934       23.224403           156,638.6617
01/01/2016 to 12/31/2016         23.224403       24.677228           164,217.4526
01/01/2017 to 12/31/2017         24.677228       27.715113           141,235.6992
01/01/2018 to 12/31/2018         27.715113       26.204402           111,773.1906
--------------------------       ---------       ---------           ------------

QS VARIABLE GROWTH SUB-ACCOUNT (CLASS I) (FORMERLY QS LEGG MASON VARIABLE GROWTH
SUB-ACCOUNT)
01/01/2009 to 12/31/2009          9.994859       13.095990           327,696.1600
01/01/2010 to 12/31/2010         13.095990       14.986160           406,220.9245
01/01/2011 to 12/31/2011         14.986160       14.480247           373,157.1196
01/01/2012 to 12/31/2012         14.480247       16.596477           355,824.6458
01/01/2013 to 12/31/2013         16.596477       20.764668           349,637.1960
01/01/2014 to 12/31/2014         20.764668       21.499979           326,909.8384
01/01/2015 to 12/31/2015         21.499979       20.789803           314,884.4167
01/01/2016 to 12/31/2016         20.789803       22.309787           286,079.7519
01/01/2017 to 12/31/2017         22.309787       26.332830           271,833.6233
01/01/2018 to 12/31/2018         26.332830       23.948281           241,706.2779
--------------------------       ---------       ---------           ------------

LEGG MASON PARTNERS VARIABLE INCOME TRUST
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
01/01/2009 to 12/31/2009         11.611156       17.864355           117,678.6600
01/01/2010 to 12/31/2010         17.864355       20.305376           141,208.0914
01/01/2011 to 12/31/2011         20.305376       20.427642           194,806.9404
01/01/2012 to 12/31/2012         20.427642       23.905844           244,387.5734
01/01/2013 to 12/31/2013         23.905844       25.126830           312,850.9997
01/01/2014 to 12/31/2014         25.126830       24.565578           331,954.9782
01/01/2015 to 12/31/2015         24.565578       22.878090           273,295.0539
01/01/2016 to 12/31/2016         22.878090       26.158903           249,888.7556
01/01/2017 to 12/31/2017         26.158903       28.111973           235,012.6136
01/01/2018 to 12/31/2018         28.111973       26.712558           210,673.0337
--------------------------       ---------       ---------           ------------


                      1.10% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
OPPENHEIMER MAIN STREET SMALL CAP FUND(Reg. TM)/VA SUB-ACCOUNT (SERVICE SHARES)
01/01/2009 to 12/31/2009      10.602197          14.353844           288,713.1400
01/01/2010 to 12/31/2010      14.353844          17.470194           341,955.5165
01/01/2011 to 12/31/2011      17.470194          16.867717           398,887.3752
01/01/2012 to 12/31/2012      16.867717          19.630057           420,152.3817
01/01/2013 to 12/31/2013      19.630057          27.302549           368,081.9826
01/01/2014 to 12/31/2014      27.302549          30.151082           312,107.3666
01/01/2015 to 12/31/2015      30.151082          28.004029           285,929.7582
01/01/2016 to 12/31/2016      28.004029          32.592424           262,304.7981
01/01/2017 to 12/31/2017      32.592424          36.721164           225,580.1426
01/01/2018 to 12/31/2018      36.721164          32.489898           191,085.8736
--------------------------    ---------          ---------           ------------

PIONEER VARIABLE CONTRACTS TRUST
PIONEER MID CAP VALUE VCT SUB-ACCOUNT (CLASS II)
01/01/2009 to 12/31/2009      22.816899          28.268382            60,811.9900
01/01/2010 to 12/31/2010      28.268382          32.962027            89,650.4818
01/01/2011 to 12/31/2011      32.962027          30.697884           105,165.9115
01/01/2012 to 12/31/2012      30.697884          33.647168           123,858.1549
01/01/2013 to 12/31/2013      33.647168          44.179041           123,585.3362
01/01/2014 to 12/31/2014      44.179041          50.162359           121,410.5911
01/01/2015 to 12/31/2015      50.162359          46.461371           116,744.6985
01/01/2016 to 12/31/2016      46.461371          53.411416           103,917.6153
01/01/2017 to 12/31/2017      53.411416          59.626973            92,420.3222
01/01/2018 to 12/31/2018      59.626973          47.474438            83,593.4013

                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT (SERIES II)
01/01/2009 to 12/31/2009      11.798654          14.279594          1,125,207.5000
01/01/2010 to 12/31/2010      14.279594          15.806879          1,490,260.7570
01/01/2011 to 12/31/2011      15.806879          15.415715          1,930,147.7591
01/01/2012 to 12/31/2012      15.415715          17.117731          2,181,504.2468
01/01/2013 to 12/31/2013      17.117731          21.122671          2,455,102.9724
01/01/2014 to 12/31/2014      21.122671          22.700488          2,525,025.6282
01/01/2015 to 12/31/2015      22.700488          21.849860          2,419,827.3364
01/01/2016 to 12/31/2016      21.849860          24.792134          2,185,818.8977
01/01/2017 to 12/31/2017      24.792134          27.137995          2,025,305.8643
01/01/2018 to 12/31/2018      27.137995          24.204208          1,799,617.7624
--------------------------    ---------          ---------          --------------

INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II) (FORMERLY AIM V.I.
INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II))
01/01/2009 to 12/31/2009      17.980312          23.968300            288,728.4200
01/01/2010 to 12/31/2010      23.968300          26.668540            443,966.2783
01/01/2011 to 12/31/2011      26.668540          24.508559            648,814.9622
01/01/2012 to 12/31/2012      24.508559          27.908661            809,252.6567
01/01/2013 to 12/31/2013      27.908661          32.737365            878,637.6578
01/01/2014 to 12/31/2014      32.737365          32.375950            877,988.5964
01/01/2015 to 12/31/2015      32.375950          31.152985            829,063.2736
01/01/2016 to 12/31/2016      31.152985          30.566967            805,684.0327
01/01/2017 to 12/31/2017      30.566967          37.067555            704,615.7554
01/01/2018 to 12/31/2018      37.067555          31.054322            650,973.9960
--------------------------    ---------          ---------          --------------

AMERICAN FUNDS INSURANCE SERIES(Reg. TM)
AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS 2)
01/01/2009 to 12/31/2009      14.507656          16.141601            441,434.2900
01/01/2010 to 12/31/2010      16.141601          16.976928            623,065.7228
01/01/2011 to 12/31/2011      16.976928          17.798818            749,483.4986
01/01/2012 to 12/31/2012      17.798818          18.530393            921,551.9886
01/01/2013 to 12/31/2013      18.530393          17.914200            981,466.8937
01/01/2014 to 12/31/2014      17.914200          18.634778            957,644.1285
01/01/2015 to 12/31/2015      18.634778          18.463010            895,746.0155
01/01/2016 to 12/31/2016      18.463010          18.779911            806,300.0470
01/01/2017 to 12/31/2017      18.779911          19.236577            796,257.6749
01/01/2018 to 12/31/2018      19.236577          18.870400            699,776.5993
--------------------------    ---------          ---------          --------------

AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
01/01/2009 to 12/31/2009      18.237581          25.643345            333,414.6300
01/01/2010 to 12/31/2010      25.643345          28.313789            450,183.5477
01/01/2011 to 12/31/2011      28.313789          25.490718            531,220.1652
01/01/2012 to 12/31/2012      25.490718          30.867604            593,757.5039
01/01/2013 to 12/31/2013      30.867604          39.398597            623,050.3746
01/01/2014 to 12/31/2014      39.398597          39.829167            610,559.1209
01/01/2015 to 12/31/2015      39.829167          42.084075            564,457.2087
01/01/2016 to 12/31/2016      42.084075          41.840356            523,109.9141
01/01/2017 to 12/31/2017      41.840356          54.353416            449,732.8648
01/01/2018 to 12/31/2018      54.353416          48.845098            388,197.8844
--------------------------    ---------          ---------          --------------


                       1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
01/01/2009 to 12/31/2009          16.544955          26.368213         142,901.5000
01/01/2010 to 12/31/2010          26.368213          31.893691         180,534.2323
01/01/2011 to 12/31/2011          31.893691          25.480733         245,905.4661
01/01/2012 to 12/31/2012          25.480733          29.751672         269,521.7614
01/01/2013 to 12/31/2013          29.751672          37.710028         290,373.7162
01/01/2014 to 12/31/2014          37.710028          38.051172         290,977.4046
01/01/2015 to 12/31/2015          38.051172          37.697254         273,353.7380
01/01/2016 to 12/31/2016          37.697254          38.029202         254,407.6132
01/01/2017 to 12/31/2017          38.029202          47.307194         227,955.0871
01/01/2018 to 12/31/2018          47.307194          41.809788         194,416.5455
--------------------------        ---------          ---------         ------------

AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
01/01/2009 to 12/31/2009         102.558660         141.273739         160,936.1800
01/01/2010 to 12/31/2010         141.273739         165.666292         209,076.3562
01/01/2011 to 12/31/2011         165.666292         156.693294         245,997.7023
01/01/2012 to 12/31/2012         156.693294         182.513034         267,025.1141
01/01/2013 to 12/31/2013         182.513034         234.621992         263,936.3399
01/01/2014 to 12/31/2014         234.621992         251.549519         234,301.2312
01/01/2015 to 12/31/2015         251.549519         265.594969         203,543.4267
01/01/2016 to 12/31/2016         265.594969         287.325613         179,967.2930
01/01/2017 to 12/31/2017         287.325613         364.231867         148,502.4717
01/01/2018 to 12/31/2018         364.231867         358.973583         121,335.3711
--------------------------       ----------         ----------         ------------

AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
01/01/2009 to 12/31/2009          77.320427         100.265853          95,405.5500
01/01/2010 to 12/31/2010         100.265853         110.390988         123,005.3418
01/01/2011 to 12/31/2011         110.390988         107.080922         145,736.9265
01/01/2012 to 12/31/2012         107.080922         124.293149         150,266.4291
01/01/2013 to 12/31/2013         124.293149         163.953006         149,721.8041
01/01/2014 to 12/31/2014         163.953006         179.225247         137,127.5121
01/01/2015 to 12/31/2015         179.225247         179.663697         127,308.1951
01/01/2016 to 12/31/2016         179.663697         197.973179         112,774.3496
01/01/2017 to 12/31/2017         197.973179         239.403041         102,276.1939
01/01/2018 to 12/31/2018         239.403041         232.305374          89,247.6915
--------------------------       ----------         ----------         ------------

BRIGHTHOUSE FUNDS TRUST I
AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
08/12/2013 to 12/31/2013           1.165570           1.297657       1,625,000.2403
01/01/2014 to 12/31/2014           1.297657           1.387108       4,184,044.8522
01/01/2015 to 12/31/2015           1.387108           1.459533       5,748,143.1876
01/01/2016 to 12/31/2016           1.459533           1.573347       5,613,330.0190
01/01/2017 to 12/31/2017           1.573347           1.988397       5,482,045.9601
01/01/2018 to 12/31/2018           1.988397           1.954747       5,698,374.1618
--------------------------       ----------         ----------       --------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          12.928305          13.926151          95,742.1245
01/01/2013 to 12/31/2013          13.926151          15.044315         184,530.1687
01/01/2014 to 12/31/2014          15.044315          15.354710         203,553.2825
01/01/2015 to 12/31/2015          15.354710          14.557564         214,115.4020
01/01/2016 to 12/31/2016          14.557564          16.394528         218,488.8397
01/01/2017 to 12/31/2017          16.394528          17.456505         202,276.5336
01/01/2018 to 12/31/2018          17.456505          16.751577         194,699.0534
--------------------------       ----------         ----------       --------------


                       1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(Reg. TM)
EMERGING MARKETS EQUITY SUB-ACCOUNT
 (CLASS B))
01/01/2009 to 12/31/2009          6.222852          10.387939          209,466.1000
01/01/2010 to 12/31/2010         10.387939          12.692204          381,655.9521
01/01/2011 to 12/31/2011         12.692204          10.195420          594,836.5738
01/01/2012 to 12/31/2012         10.195420          11.976649          738,954.3059
01/01/2013 to 12/31/2013         11.976649          11.244349          954,513.8087
01/01/2014 to 12/31/2014         11.244349          10.385741        1,012,654.7203
01/01/2015 to 12/31/2015         10.385741           8.844405        1,045,989.4752
01/01/2016 to 12/31/2016          8.844405           9.744063          974,592.3420
01/01/2017 to 12/31/2017          9.744063          12.355612          868,613.9981
01/01/2018 to 12/31/2018         12.355612          10.476245          826,790.9166
--------------------------       ---------          ---------        --------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         64.667930          68.822437          176,063.9762
01/01/2015 to 12/31/2015         68.822437          67.048529          164,382.5737
01/01/2016 to 12/31/2016         67.048529          66.827695          149,196.1378
01/01/2017 to 12/31/2017         66.827695          73.128118          140,299.2910
01/01/2018 to 12/31/2018         73.128118          66.004453          122,717.8548
--------------------------       ---------          ---------        --------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE INSURANCE FUNDS) -
 INVESCO V.I. GLOBAL REAL ESTATE (SERIES II))
01/01/2009 to 12/31/2009          5.266371           6.821769           63,381.5800
01/01/2010 to 12/31/2010          6.821769           7.902429          110,937.1746
01/01/2011 to 12/31/2011          7.902429           7.283047          173,779.6118
01/01/2012 to 12/31/2012          7.283047           9.199517          218,387.2542
01/01/2013 to 12/31/2013          9.199517           9.311366          333,174.5101
01/01/2014 to 04/25/2014          9.311366           9.799198                0.0000
--------------------------       ---------          ---------        --------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B) (FORMERLY THE UNIVERSAL INSTITUTIONAL
FUNDS, INC. - UIF U.S. REAL ESTATE SUB-
 ACCOUNT (CLASS I))
01/01/2009 to 12/31/2009         29.252442          37.098625           68,735.6000
01/01/2010 to 12/31/2010         37.098625          47.639572           77,524.1338
01/01/2011 to 12/31/2011         47.639572          49.859118           96,434.7377
01/01/2012 to 12/31/2012         49.859118          57.062435          111,395.7939
01/01/2013 to 12/31/2013         57.062435          57.539784          139,400.4929
01/01/2014 to 04/25/2014         57.539784          64.206048                0.0000
--------------------------       ---------          ---------        --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          7.177663           6.514499          579,456.3592
01/01/2012 to 12/31/2012          6.514499           7.627637          515,458.0083
01/01/2013 to 12/31/2013          7.627637          10.973527          434,490.5976
01/01/2014 to 12/31/2014         10.973527          12.891127          348,021.1817
01/01/2015 to 12/31/2015         12.891127          12.223245          288,244.1632
01/01/2016 to 12/31/2016         12.223245          12.401195          246,456.0924
01/01/2017 to 12/31/2017         12.401195          14.509359          210,237.4879
01/01/2018 to 12/31/2018         14.509359          13.323535          164,629.8466
--------------------------       ---------          ---------        --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          4.666352           6.361382          592,057.4700
01/01/2010 to 12/31/2010          6.361382           6.746564          604,449.6957
01/01/2011 to 04/29/2011          6.746564           7.178371                0.0000
--------------------------       ---------          ---------        --------------


                       1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         18.997626          21.986197           22,379.9944
01/01/2013 to 12/31/2013         21.986197          28.347571          117,114.2155
01/01/2014 to 12/31/2014         28.347571          26.387732          166,751.6789
01/01/2015 to 12/31/2015         26.387732          24.894002          168,763.8659
01/01/2016 to 12/31/2016         24.894002          26.608550          160,638.3292
01/01/2017 to 12/31/2017         26.608550          34.292236          150,536.7928
01/01/2018 to 12/31/2018         34.292236          25.758746          138,207.5689
--------------------------       ---------          ---------          ------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          9.978038          12.483604          424,767.7800
01/01/2010 to 12/31/2010         12.483604          14.169748          517,024.3051
01/01/2011 to 12/31/2011         14.169748          13.796208          587,504.4777
01/01/2012 to 12/31/2012         13.796208          16.155436          604,542.8941
01/01/2013 to 12/31/2013         16.155436          21.612434          620,775.2823
01/01/2014 to 12/31/2014         21.612434          23.343267        1,990,883.7306
01/01/2015 to 12/31/2015         23.343267          21.687667        1,861,853.0281
01/01/2016 to 12/31/2016         21.687667          25.135770        1,708,470.8097
01/01/2017 to 12/31/2017         25.135770          29.312501        1,471,607.5943
01/01/2018 to 12/31/2018         29.312501          25.440758        1,272,499.4983
--------------------------       ---------          ---------        --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE INSURANCE FUNDS (INVESCO
VARIABLE INSURANCE FUNDS) - INVESCO V.I.
 GROWTH AND INCOME SUB-ACCOUNT (SERIES II))
01/01/2009 to 12/31/2009         17.797667          21.825068          350,728.0900
01/01/2010 to 12/31/2010         21.825068          24.194032          510,816.2006
01/01/2011 to 12/31/2011         24.194032          23.365386          733,083.3483
01/01/2012 to 12/31/2012         23.365386          26.397546          879,483.4603
01/01/2013 to 12/31/2013         26.397546          34.890349          906,012.8342
01/01/2014 to 04/25/2014         34.890349          35.129678                0.0000
--------------------------       ---------          ---------        --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B) (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS
B) AND BEFORE THAT VAN KAMPEN LIFE
 INVESTMENT TRUST - VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT (CLASS II))
01/01/2009 to 05/01/2009          9.936510           9.649832                0.0000
--------------------------       ---------          ---------        --------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.827109          12.993774           56,702.0100
01/01/2010 to 12/31/2010         12.993774          16.200466           71,805.0468
01/01/2011 to 12/31/2011         16.200466          15.834582          137,167.2986
01/01/2012 to 12/31/2012         15.834582          18.496938          153,038.2693
01/01/2013 to 12/31/2013         18.496938          25.619077          162,088.7136
01/01/2014 to 12/31/2014         25.619077          27.316039          157,019.4243
01/01/2015 to 12/31/2015         27.316039          26.528784          169,708.4708
01/01/2016 to 12/31/2016         26.528784          29.209649          153,091.6348
01/01/2017 to 12/31/2017         29.209649          36.173603          137,734.3497
01/01/2018 to 12/31/2018         36.173603          32.506182          117,826.9745
--------------------------       ---------          ---------        --------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         14.396192          14.806681            5,710.5508
01/01/2013 to 12/31/2013         14.806681          17.135943           30,512.7322
01/01/2014 to 12/31/2014         17.135943          17.518605           48,055.0849
01/01/2015 to 12/31/2015         17.518605          17.522174           55,464.6451
01/01/2016 to 12/31/2016         17.522174          18.140253           51,636.1886
01/01/2017 to 12/31/2017         18.140253          22.041542           47,968.0798
01/01/2018 to 12/31/2018         22.041542          20.603897           42,394.3630
--------------------------       ---------          ---------        --------------


                       1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.341809          13.444029          137,558.4500
01/01/2010 to 12/31/2010         13.444029          14.798695          165,725.0750
01/01/2011 to 12/31/2011         14.798695          13.055870          233,214.5785
01/01/2012 to 12/31/2012         13.055870          15.054573          274,096.9288
01/01/2013 to 12/31/2013         15.054573          17.739559          287,586.3232
01/01/2014 to 12/31/2014         17.739559          16.309870          296,834.5794
01/01/2015 to 12/31/2015         16.309870          15.829487          287,604.5386
01/01/2016 to 12/31/2016         15.829487          15.503775          270,938.7705
01/01/2017 to 12/31/2017         15.503775          19.632486          260,731.6704
01/01/2018 to 12/31/2018         19.632486          16.682210          213,921.0180
--------------------------       ---------          ---------          ------------

MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          6.982079          10.849894          341,306.8400
01/01/2010 to 12/31/2010         10.849894          14.160403          451,645.9661
01/01/2011 to 12/31/2011         14.160403          13.023345          683,738.0217
01/01/2012 to 12/31/2012         13.023345          14.061544          995,961.7885
01/01/2013 to 12/31/2013         14.061544          19.315756        1,072,430.8034
01/01/2014 to 12/31/2014         19.315756          19.278936        1,043,899.7858
01/01/2015 to 12/31/2015         19.278936          18.092223        1,010,717.3075
01/01/2016 to 12/31/2016         18.092223          16.364036        1,012,000.8831
01/01/2017 to 12/31/2017         16.364036          22.622968          889,078.7437
01/01/2018 to 12/31/2018         22.622968          24.620629          690,599.5838
--------------------------       ---------          ---------        --------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         12.139539          16.768835           57,761.7800
01/01/2010 to 12/31/2010         16.768835          19.207835           55,003.6518
01/01/2011 to 12/31/2011         19.207835          17.383948           50,102.4287
01/01/2012 to 12/31/2012         17.383948          20.812557           45,787.2150
01/01/2013 to 12/31/2013         20.812557          26.140025          211,765.1299
01/01/2014 to 12/31/2014         26.140025          26.381566          194,337.9362
01/01/2015 to 12/31/2015         26.381566          27.092798          168,464.6510
01/01/2016 to 12/31/2016         27.092798          26.831505          145,169.8021
01/01/2017 to 12/31/2017         26.831505          36.251568          111,773.8056
01/01/2018 to 12/31/2018         36.251568          31.108861           91,775.5249
--------------------------       ---------          ---------        --------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
SUB-ACCOUNT (CLASS 2))
01/01/2009 to 12/31/2009          8.105859          10.500288          258,389.7600
01/01/2010 to 12/31/2010         10.500288          11.142259          283,022.1042
01/01/2011 to 04/29/2011         11.142259          12.439508                0.0000
--------------------------       ---------          ---------        --------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B))
05/03/2010 to 12/31/2010          8.747091           9.169748           45,509.2544
01/01/2011 to 12/31/2011          9.169748           8.435706          410,945.0181
01/01/2012 to 12/31/2012          8.435706          10.186084          376,942.1918
01/01/2013 to 04/26/2013         10.186084          10.835763                0.0000
--------------------------       ---------          ---------        --------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E)
04/28/2014 to 12/31/2014         46.573110          50.947126          183,235.0168
01/01/2015 to 12/31/2015         50.947126          48.584907          180,765.6853
01/01/2016 to 12/31/2016         48.584907          55.714277          162,719.7233
01/01/2017 to 12/31/2017         55.714277          64.448268          147,943.0014
01/01/2018 to 12/31/2018         64.448268          57.904893          126,323.9043
--------------------------       ---------          ---------        --------------


                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E) (FORMERLY LEGG MASON PARTNERS
VARIABLE EQUITY TRUST - CLEARBRIDGE VARIABLE
 ALL CAP VALUE SUB-ACCOUNT (CLASS I))
01/01/2009 to 12/31/2009         22.818790          29.165956        125,427.0700
01/01/2010 to 12/31/2010         29.165956          33.603333        153,899.4380
01/01/2011 to 12/31/2011         33.603333          31.146032        184,678.3951
01/01/2012 to 12/31/2012         31.146032          35.381982        187,905.1914
01/01/2013 to 12/31/2013         35.381982          46.205213        191,103.8884
01/01/2014 to 04/25/2014         46.205213          46.504704              0.0000
--------------------------       ---------          ---------        ------------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE INSURANCE
FUNDS (INVESCO VARIABLE INSURANCE
 FUNDS) - INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT (SERIES II) AND BEFORE THAT THE
UNIVERSAL INSTITUTIONAL FUNDS, INC. - UIF U.S. MID
 CAP VALUE SUB-ACCOUNT CLASS II))
01/01/2009 to 12/31/2009          6.390632           8.787126        177,313.2700
01/01/2010 to 12/31/2010          8.787126          10.608255        240,042.8189
01/01/2011 to 12/31/2011         10.608255          10.568617        389,866.6127
01/01/2012 to 12/31/2012         10.568617          12.224954        446,456.7870
01/01/2013 to 12/31/2013         12.224954          16.177941        511,660.8562
01/01/2014 to 04/25/2014         16.177941          16.182199              0.0000
--------------------------       ---------          ---------        ------------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         36.486204          39.592842        226,643.2833
01/01/2015 to 12/31/2015         39.592842          35.607090        208,552.8829
01/01/2016 to 12/31/2016         35.607090          40.637158        186,847.3765
01/01/2017 to 12/31/2017         40.637158          43.958311        169,489.5659
01/01/2018 to 12/31/2018         43.958311          39.024166        145,678.8605
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE FUNDS TRUST II
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         59.718558          62.179788          5,781.0920
01/01/2013 to 12/31/2013         62.179788          60.819052         11,952.3570
01/01/2014 to 12/31/2014         60.819052          64.185896         21,860.2026
01/01/2015 to 12/31/2015         64.185896          63.636434         53,391.6084
01/01/2016 to 12/31/2016         63.636434          64.679124         48,417.9307
01/01/2017 to 12/31/2017         64.679124          66.369365         36,757.6675
01/01/2018 to 12/31/2018         66.369365          65.169960         34,480.6310
--------------------------       ---------          ---------        ------------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
05/04/2009 to 12/31/2009          9.254623          11.685867         28,420.6500
01/01/2010 to 12/31/2010         11.685867          13.835066         26,303.9084
01/01/2011 to 12/31/2011         13.835066          12.447419         24,164.4929
01/01/2012 to 12/31/2012         12.447419          14.065768         21,217.4687
01/01/2013 to 12/31/2013         14.065768          18.653842         18,148.9857
01/01/2014 to 12/31/2014         18.653842          20.071341          9,533.7973
01/01/2015 to 12/31/2015         20.071341          21.077196          8,521.6612
01/01/2016 to 12/31/2016         21.077196          20.843552          7,892.2352
01/01/2017 to 12/31/2017         20.843552          27.583731          3,806.9529
01/01/2018 to 12/31/2018         27.583731          27.913681          3,451.9683
--------------------------       ---------          ---------        ------------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE
CAP GROWTH SUB-ACCOUNT (CLASS A) AND
 BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT
(CLASS A))
01/01/2009 to 05/01/2009          9.466289           9.009245              0.0000
--------------------------       ---------          ---------        ------------


                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)
08/12/2013 to 12/31/2013          2.373502           2.362525        339,916.6848
01/01/2014 to 12/31/2014          2.362525           2.334346        950,654.6039
01/01/2015 to 12/31/2015          2.334346           2.306502        501,335.3152
01/01/2016 to 12/31/2016          2.306502           2.281547        740,762.2206
01/01/2017 to 12/31/2017          2.281547           2.268714        442,102.1744
01/01/2018 to 12/31/2018          2.268714           2.276226        692,168.6232
--------------------------        --------           --------        ------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS E)
05/03/2010 to 12/31/2010         14.118428          14.006551        323,715.9753
01/01/2011 to 12/31/2011         14.006551          13.839940        472,526.0529
01/01/2012 to 12/31/2012         13.839940          13.673962        457,911.0194
01/01/2013 to 12/31/2013         13.673962          13.510863        430,697.7865
01/01/2014 to 12/31/2014         13.510863          13.349710        324,958.5935
01/01/2015 to 12/31/2015         13.349710          13.190479        285,989.1387
01/01/2016 to 12/31/2016         13.190479          13.059291        223,371.3034
01/01/2017 to 12/31/2017         13.059291          12.999340        192,690.0253
01/01/2018 to 12/31/2018         12.999340          13.057531        175,215.6666
--------------------------       ---------          ---------        ------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS E) (FORMERLY LEGG MASON PARTNERS
VARIABLE INCOME TRUST - LEGG MASON
 WESTERN ASSET VARIABLE MONEY MARKET SUB-ACCOUNT))
01/01/2009 to 12/31/2009         14.313968          14.174867        370,552.6400
01/01/2010 to 04/30/2010         14.174867          14.119821              0.0000
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS A)
05/02/2016 to 12/31/2016         56.889061          58.085699        369,283.7216
01/01/2017 to 12/31/2017         58.085699          68.339248        331,231.4216
01/01/2018 to 12/31/2018         68.339248          67.460497        273,882.6382
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS A) (FORMERLY INVESTORS SERIES
TRUST - PIONEER FUND SUB-ACCOUNT (CLASS A))
01/01/2009 to 12/31/2009         13.912262          17.029653        250,560.2300
01/01/2010 to 12/31/2010         17.029653          19.556237        482,648.0076
01/01/2011 to 12/31/2011         19.556237          18.444747        753,953.7784
01/01/2012 to 12/31/2012         18.444747          20.153620        959,493.9792
01/01/2013 to 12/31/2013         20.153620          26.499857        959,216.3556
01/01/2014 to 12/31/2014         26.499857          29.105232        847,417.5690
01/01/2015 to 12/31/2015         29.105232          28.776264        770,748.4957
01/01/2016 to 04/29/2016         28.776264          28.984482              0.0000
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B)
05/02/2016 to 12/31/2016         53.981085          55.017276         60,567.4626
01/01/2017 to 12/31/2017         55.017276          64.588085         63,153.9657
01/01/2018 to 12/31/2018         64.588085          63.588277         59,674.1896
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT (CLASS
 B))
08/12/2013 to 12/31/2013         12.260844          13.407209         62,880.2736
01/01/2014 to 12/31/2014         13.407209          14.695431        141,880.3305
01/01/2015 to 12/31/2015         14.695431          14.483766        199,392.2257
01/01/2016 to 04/29/2016         14.483766          14.583811              0.0000
--------------------------       ---------          ---------        ------------


                       1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         14.674969          14.166790          162,093.3219
01/01/2013 to 12/31/2013         14.166790          19.139548          147,538.7402
01/01/2014 to 12/31/2014         19.139548          20.564734          136,530.3527
01/01/2015 to 12/31/2015         20.564734          22.461028          131,261.0835
01/01/2016 to 12/31/2016         22.461028          22.164317           95,879.5357
01/01/2017 to 12/31/2017         22.164317          30.001444           78,060.6728
01/01/2018 to 12/31/2018         30.001444          29.675405           59,213.6524
--------------------------       ---------          ---------          ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          5.588900           7.935595          192,549.6400
01/01/2010 to 12/31/2010          7.935595           8.577766          226,137.6852
01/01/2011 to 12/31/2011          8.577766           8.358647          257,108.7008
01/01/2012 to 04/27/2012          8.358647           9.409573                0.0000
--------------------------       ---------          ---------          ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)
05/02/2016 to 12/31/2016         32.959282          34.264878        1,989,370.7267
01/01/2017 to 12/31/2017         34.264878          36.642703        1,868,818.1621
01/01/2018 to 12/31/2018         36.642703          34.828478        1,634,158.4356
--------------------------       ---------          ---------        --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY MET
INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS A))
01/01/2009 to 12/31/2009         17.949001          23.603044          863,050.8100
01/01/2010 to 12/31/2010         23.603044          26.161095        1,332,588.9932
01/01/2011 to 12/31/2011         26.161095          26.787889        1,893,531.4038
01/01/2012 to 12/31/2012         26.787889          29.543507        2,422,581.3412
01/01/2013 to 12/31/2013         29.543507          29.642049        2,784,713.8073
01/01/2014 to 12/31/2014         29.642049          30.630977        2,614,129.1901
01/01/2015 to 12/31/2015         30.630977          29.873498        2,384,542.4624
01/01/2016 to 04/29/2016         29.873498          30.661850                0.0000
--------------------------       ---------          ---------        --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         31.310696          32.519130          320,804.6405
01/01/2017 to 12/31/2017         32.519130          34.681179          332,356.6027
01/01/2018 to 12/31/2018         34.681179          32.886394          329,882.4773
--------------------------       ---------          ---------        --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET
INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS B))
08/12/2013 to 12/31/2013          2.791664           2.822699          790,333.3452
01/01/2014 to 12/31/2014          2.822699           2.911663        2,205,056.9892
01/01/2015 to 12/31/2015          2.911663           2.831482        3,245,900.7352
01/01/2016 to 04/29/2016          2.831482           2.903052                0.0000
--------------------------       ---------          ---------        --------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         16.744234          17.219574          378,456.5200
01/01/2010 to 12/31/2010         17.219574          17.948713          581,037.8148
01/01/2011 to 12/31/2011         17.948713          18.669045          755,291.2399
01/01/2012 to 12/31/2012         18.669045          19.007371          989,588.4803
01/01/2013 to 12/31/2013         19.007371          18.610646          992,214.0749
01/01/2014 to 12/31/2014         18.610646          18.857593          951,169.7066
01/01/2015 to 12/31/2015         18.857593          18.689880          950,553.2845
01/01/2016 to 12/31/2016         18.689880          18.655558          814,904.9114
01/01/2017 to 12/31/2017         18.655558          18.742587          809,385.7350
01/01/2018 to 12/31/2018         18.742587          18.646997          692,694.2612
--------------------------       ---------          ---------        --------------


                       1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
FIDELITY(Reg. TM) VARIABLE INSURANCE PRODUCTS
CONTRAFUND(Reg. TM) SUB-ACCOUNT (SERVICE CLASS 2)
08/12/2013 to 12/31/2013          5.443784           6.007531          247,012.3622
01/01/2014 to 12/31/2014          6.007531           6.627675          817,699.4288
01/01/2015 to 12/31/2015          6.627675           6.575829        1,060,017.2544
01/01/2016 to 12/31/2016          6.575829           6.999654        1,075,408.8015
01/01/2017 to 12/31/2017          6.999654           8.409474        1,065,628.7877
01/01/2018 to 12/31/2018          8.409474           7.756911          926,187.8528
--------------------------        --------           --------        --------------

CONTRAFUND(Reg. TM) SUB-ACCOUNT (SERVICE CLASS)
01/01/2009 to 12/31/2009         27.618974          37.022349          223,271.4000
01/01/2010 to 12/31/2010         37.022349          42.839529          326,387.3219
01/01/2011 to 12/31/2011         42.839529          41.213371          453,684.2547
01/01/2012 to 12/31/2012         41.213371          47.359969          542,388.4147
01/01/2013 to 12/31/2013         47.359969          61.369899          564,297.7221
01/01/2014 to 12/31/2014         61.369899          67.803276          491,255.0838
01/01/2015 to 12/31/2015         67.803276          67.368281          428,140.7640
01/01/2016 to 12/31/2016         67.368281          71.831282          391,646.7803
01/01/2017 to 12/31/2017         71.831282          86.423537          339,497.9808
01/01/2018 to 12/31/2018         86.423537          79.847757          285,338.9137
--------------------------       ---------          ---------        --------------

MID CAP SUB-ACCOUNT (SERVICE CLASS 2)
01/01/2009 to 12/31/2009         25.026570          34.558014          229,724.4900
01/01/2010 to 12/31/2010         34.558014          43.902177          373,249.3472
01/01/2011 to 12/31/2011         43.902177          38.671663          555,011.7317
01/01/2012 to 12/31/2012         38.671663          43.772186          702,197.4612
01/01/2013 to 12/31/2013         43.772186          58.763979          734,253.5303
01/01/2014 to 12/31/2014         58.763979          61.565275          712,473.0818
01/01/2015 to 12/31/2015         61.565275          59.840179          667,000.2601
01/01/2016 to 12/31/2016         59.840179          66.176209          625,025.3397
01/01/2017 to 12/31/2017         66.176209          78.817989          551,820.0029
01/01/2018 to 12/31/2018         78.817989          66.368765          479,549.0315
--------------------------       ---------          ---------        --------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN INCOME VIP SUB-ACCOUNT (CLASS 2)
01/01/2009 to 12/31/2009         33.391454          44.737374          236,929.1600
01/01/2010 to 12/31/2010         44.737374          49.805901          316,142.4161
01/01/2011 to 12/31/2011         49.805901          50.386439          394,695.2004
01/01/2012 to 12/31/2012         50.386439          56.081156          459,607.5491
01/01/2013 to 12/31/2013         56.081156          63.137519          500,708.3367
01/01/2014 to 12/31/2014         63.137519          65.264021          484,997.2417
01/01/2015 to 12/31/2015         65.264021          59.936512          448,660.4639
01/01/2016 to 12/31/2016         59.936512          67.526482          410,781.6996
01/01/2017 to 12/31/2017         67.526482          73.177475          383,535.6215
01/01/2018 to 12/31/2018         73.177475          69.188028          329,220.1760
--------------------------       ---------          ---------        --------------

FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT (CLASS 2)
01/01/2009 to 12/31/2009         15.384089          19.160095          348,493.9400
01/01/2010 to 12/31/2010         19.160095          21.051039          444,559.8445
01/01/2011 to 12/31/2011         21.051039          20.583710          506,779.4255
01/01/2012 to 12/31/2012         20.583710          23.233740          506,382.3113
01/01/2013 to 12/31/2013         23.233740          29.444529          498,275.6266
01/01/2014 to 12/31/2014         29.444529          31.165390          480,568.8139
01/01/2015 to 12/31/2015         31.165390          29.273479          435,611.2122
01/01/2016 to 12/31/2016         29.273479          33.569021          404,248.6092
01/01/2017 to 12/31/2017         33.569021          35.938611          365,793.9590
01/01/2018 to 12/31/2018         35.938611          32.288246          318,210.7669
--------------------------       ---------          ---------        --------------


                       1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT (CLASS 2)
01/01/2009 to 12/31/2009          5.814479           7.420197          210,009.1200
01/01/2010 to 12/31/2010          7.420197           9.400945          372,063.1869
01/01/2011 to 12/31/2011          9.400945           8.939745          642,139.6655
01/01/2012 to 12/31/2012          8.939745          10.456710          919,633.3400
01/01/2013 to 12/31/2013         10.456710          14.076194        1,032,242.5195
01/01/2014 to 12/31/2014         14.076194          13.987719        1,018,639.2316
01/01/2015 to 12/31/2015         13.987719          12.799923          957,591.1548
01/01/2016 to 12/31/2016         12.799923          16.465182          861,647.0195
01/01/2017 to 12/31/2017         16.465182          18.002312          750,629.6607
01/01/2018 to 12/31/2018         18.002312          15.496092          669,448.4394
--------------------------       ---------          ---------        --------------

TEMPLETON GLOBAL BOND VIP SUB-ACCOUNT (CLASS 2)
01/01/2009 to 12/31/2009         13.527018          15.862732          348,821.1400
01/01/2010 to 12/31/2010         15.862732          17.938161          627,471.0831
01/01/2011 to 12/31/2011         17.938161          17.570372          875,605.0272
01/01/2012 to 12/31/2012         17.570372          19.975166        1,222,573.8169
01/01/2013 to 12/31/2013         19.975166          20.058452        1,449,170.0761
01/01/2014 to 12/31/2014         20.058452          20.182511        1,388,211.3629
01/01/2015 to 12/31/2015         20.182511          19.083328        1,310,568.0231
01/01/2016 to 12/31/2016         19.083328          19.409776        1,238,591.7308
01/01/2017 to 12/31/2017         19.409776          19.548221        1,178,816.1455
01/01/2018 to 12/31/2018         19.548221          19.688064        1,056,343.2811
--------------------------       ---------          ---------        --------------

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
01/01/2009 to 12/31/2009          8.804911          11.707247          388,565.7300
01/01/2010 to 12/31/2010         11.707247          14.460794          487,889.8640
01/01/2011 to 12/31/2011         14.460794          14.641695          588,823.2900
01/01/2012 to 12/31/2012         14.641695          17.174713          703,554.3396
01/01/2013 to 12/31/2013         17.174713          25.078308          810,060.3039
01/01/2014 to 12/31/2014         25.078308          29.832813          761,172.7049
01/01/2015 to 12/31/2015         29.832813          28.965430          771,680.0742
01/01/2016 to 12/31/2016         28.965430          28.964198          741,773.3399
01/01/2017 to 12/31/2017         28.964198          33.281918          668,572.5124
01/01/2018 to 12/31/2018         33.281918          30.138704          577,244.1270
--------------------------       ---------          ---------        --------------

CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
01/01/2009 to 12/31/2009         24.430479          29.477640          201,411.4500
01/01/2010 to 12/31/2010         29.477640          32.803617          335,970.8960
01/01/2011 to 12/31/2011         32.803617          33.257180          480,584.5068
01/01/2012 to 12/31/2012         33.257180          38.099202          598,370.0091
01/01/2013 to 12/31/2013         38.099202          48.938613          686,006.7265
01/01/2014 to 12/31/2014         48.938613          53.670595          638,451.5554
01/01/2015 to 12/31/2015         53.670595          53.878858          584,110.4185
01/01/2016 to 12/31/2016         53.878858          58.436789          537,666.1582
01/01/2017 to 12/31/2017         58.436789          69.027756          484,567.3184
01/01/2018 to 12/31/2018         69.027756          67.012363          415,697.5309
--------------------------       ---------          ---------        --------------


                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT (CLASS II)
01/01/2009 to 12/31/2009          9.770173       11.838514           245,231.7700
01/01/2010 to 12/31/2010         11.838514       13.114733           325,253.0666
01/01/2011 to 12/31/2011         13.114733       13.957791           453,661.0868
01/01/2012 to 12/31/2012         13.957791       15.731734           617,550.5424
01/01/2013 to 12/31/2013         15.731734       19.536312           758,371.3866
01/01/2014 to 12/31/2014         19.536312       21.905931           674,697.8814
01/01/2015 to 12/31/2015         21.905931       20.683873           637,187.7874
01/01/2016 to 12/31/2016         20.683873       23.457738           590,850.0374
01/01/2017 to 12/31/2017         23.457738       27.585079           543,454.0379
01/01/2018 to 12/31/2018         27.585079       25.892589           457,289.5053
--------------------------       ---------       ---------           ------------

CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
01/01/2009 to 12/31/2009         10.185375       14.368654            91,847.0600
01/01/2010 to 12/31/2010         14.368654       17.772707           138,103.0553
01/01/2011 to 12/31/2011         17.772707       17.804673           195,148.6026
01/01/2012 to 12/31/2012         17.804673       21.008814           249,388.6583
01/01/2013 to 12/31/2013         21.008814       30.525229           305,511.7859
01/01/2014 to 12/31/2014         30.525229       31.391186           311,844.4268
01/01/2015 to 12/31/2015         31.391186       29.659668           286,171.9176
01/01/2016 to 12/31/2016         29.659668       31.006460           263,734.4594
01/01/2017 to 12/31/2017         31.006460       38.072188           228,486.6503
01/01/2018 to 12/31/2018         38.072188       38.907918           196,256.6524
--------------------------       ---------       ---------           ------------

QS VARIABLE CONSERVATIVE GROWTH SUB-ACCOUNT (CLASS I) (FORMERLY QS LEGG MASON VARIABLE
CONSERVATIVE GROWTH SUB-ACCOUNT)
05/03/2010 to 12/31/2010         16.696846       17.689347            59,630.6474
01/01/2011 to 12/31/2011         17.689347       17.683697           133,245.8560
01/01/2012 to 12/31/2012         17.683697       19.759681           152,730.0890
01/01/2013 to 12/31/2013         19.759681       22.517863           163,517.9262
01/01/2014 to 12/31/2014         22.517863       23.341071           125,535.8825
01/01/2015 to 12/31/2015         23.341071       22.789291           118,794.0225
01/01/2016 to 12/31/2016         22.789291       24.190697           114,836.6322
01/01/2017 to 12/31/2017         24.190697       27.141618           114,893.3424
01/01/2018 to 12/31/2018         27.141618       25.636365           107,288.0419
--------------------------       ---------       ---------           ------------

QS VARIABLE GROWTH SUB-ACCOUNT (CLASS I) (FORMERLY QS LEGG MASON VARIABLE GROWTH
SUB-ACCOUNT)
01/01/2009 to 12/31/2009          9.876488       12.927958           314,697.0200
01/01/2010 to 12/31/2010         12.927958       14.779103           342,281.2088
01/01/2011 to 12/31/2011         14.779103       14.265932           396,825.5285
01/01/2012 to 12/31/2012         14.265932       16.334414           399,331.1814
01/01/2013 to 12/31/2013         16.334414       20.416374           373,248.0715
01/01/2014 to 12/31/2014         20.416374       21.118217           347,917.2389
01/01/2015 to 12/31/2015         21.118217       20.400232           319,908.8359
01/01/2016 to 12/31/2016         20.400232       21.869855           297,718.8462
01/01/2017 to 12/31/2017         21.869855       25.787852           249,400.0402
01/01/2018 to 12/31/2018         25.787852       23.429066           203,899.7404
--------------------------       ---------       ---------           ------------

LEGG MASON PARTNERS VARIABLE INCOME TRUST
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
01/01/2009 to 12/31/2009         11.487842       17.656988           112,627.2900
01/01/2010 to 12/31/2010         17.656988       20.049625           148,251.8212
01/01/2011 to 12/31/2011         20.049625       20.150240           201,146.5941
01/01/2012 to 12/31/2012         20.150240       23.557521           264,660.3173
01/01/2013 to 12/31/2013         23.557521       24.735967           302,838.5041
01/01/2014 to 12/31/2014         24.735967       24.159268           303,592.1286
01/01/2015 to 12/31/2015         24.159268       22.477187           290,966.5616
01/01/2016 to 12/31/2016         22.477187       25.674829           260,054.6519
01/01/2017 to 12/31/2017         25.674829       27.564261           241,680.9521
01/01/2018 to 12/31/2018         27.564261       26.165777           195,851.0583
--------------------------       ---------       ---------           ------------


                      1.20% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
OPPENHEIMER MAIN STREET SMALL CAP FUND(Reg. TM)/VA SUB-ACCOUNT (SERVICE SHARES)
01/01/2009 to 12/31/2009      10.523254          14.232718           315,099.4100
01/01/2010 to 12/31/2010      14.232718          17.305474           417,990.9079
01/01/2011 to 12/31/2011      17.305474          16.692006           492,186.1469
01/01/2012 to 12/31/2012      16.692006          19.406057           488,712.0158
01/01/2013 to 12/31/2013      19.406057          26.964048           449,421.7942
01/01/2014 to 12/31/2014      26.964048          29.747500           403,980.2983
01/01/2015 to 12/31/2015      29.747500          27.601557           358,255.0544
01/01/2016 to 12/31/2016      27.601557          32.091914           317,946.6398
01/01/2017 to 12/31/2017      32.091914          36.121221           272,624.3344
01/01/2018 to 12/31/2018      36.121221          31.926930           231,664.0383
--------------------------    ---------          ---------           ------------

PIONEER VARIABLE CONTRACTS TRUST
PIONEER MID CAP VALUE VCT SUB-ACCOUNT (CLASS II)
01/01/2009 to 12/31/2009      22.503089          27.851722            82,860.7300
01/01/2010 to 12/31/2010      27.851722          32.443757           101,731.3295
01/01/2011 to 12/31/2011      32.443757          30.185057           127,023.8633
01/01/2012 to 12/31/2012      30.185057          33.051825           141,197.0859
01/01/2013 to 12/31/2013      33.051825          43.354003           143,939.4515
01/01/2014 to 12/31/2014      43.354003          49.176380           133,167.8395
01/01/2015 to 12/31/2015      49.176380          45.502586           123,120.0369
01/01/2016 to 12/31/2016      45.502586          52.256947           107,045.3910
01/01/2017 to 12/31/2017      52.256947          58.280040            99,478.2249
01/01/2018 to 12/31/2018      58.280040          46.355323            88,186.4488

                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT (SERIES II)
01/01/2009 to 12/31/2009      11.765224          14.232019          1,277,644.8100
01/01/2010 to 12/31/2010      14.232019          15.746345          2,051,021.1409
01/01/2011 to 12/31/2011      15.746345          15.349018          2,778,421.1349
01/01/2012 to 12/31/2012      15.349018          17.035106          3,289,737.6774
01/01/2013 to 12/31/2013      17.035106          21.010211          3,592,922.4007
01/01/2014 to 12/31/2014      21.010211          22.568340          3,530,084.2444
01/01/2015 to 12/31/2015      22.568340          21.711801          3,327,873.0040
01/01/2016 to 12/31/2016      21.711801          24.623172          3,089,496.6670
01/01/2017 to 12/31/2017      24.623172          26.939613          2,845,587.6383
01/01/2018 to 12/31/2018      26.939613          24.015188          2,525,630.2845
--------------------------    ---------          ---------          --------------

INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II) (FORMERLY AIM V.I.
INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II))
01/01/2009 to 12/31/2009      17.839977          23.769343            272,011.7100
01/01/2010 to 12/31/2010      23.769343          26.433963            424,860.1383
01/01/2011 to 12/31/2011      26.433963          24.280851            660,004.7633
01/01/2012 to 12/31/2012      24.280851          27.635474            817,857.5506
01/01/2013 to 12/31/2013      27.635474          32.400714            914,060.5996
01/01/2014 to 12/31/2014      32.400714          32.026991            889,326.8806
01/01/2015 to 12/31/2015      32.026991          30.801791            852,494.7977
01/01/2016 to 12/31/2016      30.801791          30.207270            802,124.2680
01/01/2017 to 12/31/2017      30.207270          36.613112            724,042.2438
01/01/2018 to 12/31/2018      36.613112          30.658165            665,486.2550
--------------------------    ---------          ---------          --------------

AMERICAN FUNDS INSURANCE SERIES(Reg. TM)
AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS 2)
01/01/2009 to 12/31/2009      14.423185          16.039597            393,057.5500
01/01/2010 to 12/31/2010      16.039597          16.861215            551,046.5757
01/01/2011 to 12/31/2011      16.861215          17.668691            767,495.8599
01/01/2012 to 12/31/2012      17.668691          18.385674            822,053.9038
01/01/2013 to 12/31/2013      18.385674          17.765407            905,512.9975
01/01/2014 to 12/31/2014      17.765407          18.470762            912,050.3324
01/01/2015 to 12/31/2015      18.470762          18.291356            961,622.7717
01/01/2016 to 12/31/2016      18.291356          18.596009            781,013.8366
01/01/2017 to 12/31/2017      18.596009          19.038708            771,027.9172
01/01/2018 to 12/31/2018      19.038708          18.666909            704,320.7007
--------------------------    ---------          ---------          --------------

AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
01/01/2009 to 12/31/2009      18.131378          25.481276            330,343.5000
01/01/2010 to 12/31/2010      25.481276          28.120793            433,256.7699
01/01/2011 to 12/31/2011      28.120793          25.304324            571,736.4224
01/01/2012 to 12/31/2012      25.304324          30.626503            640,211.2351
01/01/2013 to 12/31/2013      30.626503          39.071333            662,691.6881
01/01/2014 to 12/31/2014      39.071333          39.478578            622,792.1298
01/01/2015 to 12/31/2015      39.478578          41.692782            578,671.6494
01/01/2016 to 12/31/2016      41.692782          41.430610            526,245.2235
01/01/2017 to 12/31/2017      41.430610          53.794325            458,609.0047
01/01/2018 to 12/31/2018      53.794325          48.318345            391,585.8748
--------------------------    ---------          ---------          --------------


                       1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
01/01/2009 to 12/31/2009          16.456813          26.214637         140,363.5100
01/01/2010 to 12/31/2010          26.214637          31.692104         175,124.7350
01/01/2011 to 12/31/2011          31.692104          25.307030         224,345.4235
01/01/2012 to 12/31/2012          25.307030          29.534009         267,803.7134
01/01/2013 to 12/31/2013          29.534009          37.415444         274,489.7487
01/01/2014 to 12/31/2014          37.415444          37.735041         255,515.9041
01/01/2015 to 12/31/2015          37.735041          37.365362         230,402.1032
01/01/2016 to 12/31/2016          37.365362          37.675544         206,132.3489
01/01/2017 to 12/31/2017          37.675544          46.843910         181,481.5314
01/01/2018 to 12/31/2018          46.843910          41.379507         150,969.2765
--------------------------        ---------          ---------         ------------

AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
01/01/2009 to 12/31/2009         101.288942         139.454969         153,388.1700
01/01/2010 to 12/31/2010         139.454969         163.451823         200,794.5043
01/01/2011 to 12/31/2011         163.451823         154.521625         247,196.0210
01/01/2012 to 12/31/2012         154.521625         179.893111         271,500.0765
01/01/2013 to 12/31/2013         179.893111         231.138525         271,096.2227
01/01/2014 to 12/31/2014         231.138525         247.690833         236,170.3509
01/01/2015 to 12/31/2015         247.690833         261.390082         199,035.2915
01/01/2016 to 12/31/2016         261.390082         282.635368         173,135.4331
01/01/2017 to 12/31/2017         282.635368         358.107760         144,598.0970
01/01/2018 to 12/31/2018         358.107760         352.760401         112,569.6004
--------------------------       ----------         ----------         ------------

AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
01/01/2009 to 12/31/2009          76.363335          98.975235          93,590.3500
01/01/2010 to 12/31/2010          98.975235         108.915613         115,330.8503
01/01/2011 to 12/31/2011         108.915613         105.597072         130,674.4672
01/01/2012 to 12/31/2012         105.597072         122.509209         130,870.7850
01/01/2013 to 12/31/2013         122.509209         161.519113         129,010.1350
01/01/2014 to 12/31/2014         161.519113         176.476375         122,133.2747
01/01/2015 to 12/31/2015         176.476375         176.819643         110,078.0082
01/01/2016 to 12/31/2016         176.819643         194.741916         102,557.8015
01/01/2017 to 12/31/2017         194.741916         235.378259          90,250.0356
01/01/2018 to 12/31/2018         235.378259         228.285052          71,747.3040
--------------------------       ----------         ----------         ------------

BRIGHTHOUSE FUNDS TRUST I
AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
08/12/2013 to 12/31/2013           1.162481           1.293969       1,670,281.0429
01/01/2014 to 12/31/2014           1.293969           1.382474       4,059,429.3272
01/01/2015 to 12/31/2015           1.382474           1.453930       5,074,539.7108
01/01/2016 to 12/31/2016           1.453930           1.566524       5,297,680.4772
01/01/2017 to 12/31/2017           1.566524           1.978787       5,497,806.5994
01/01/2018 to 12/31/2018           1.978787           1.944322       5,654,373.9949
--------------------------       ----------         ----------       --------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          22.919700          24.680431          74,441.3844
01/01/2013 to 12/31/2013          24.680431          26.648757         145,888.7636
01/01/2014 to 12/31/2014          26.648757          27.184978         147,878.9385
01/01/2015 to 12/31/2015          27.184978          25.760769         176,202.9375
01/01/2016 to 12/31/2016          25.760769          28.996926         176,295.8718
01/01/2017 to 12/31/2017          28.996926          30.859852         167,244.6958
01/01/2018 to 12/31/2018          30.859852          29.598783         153,087.1543
--------------------------       ----------         ----------       --------------


                       1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(Reg. TM)
EMERGING MARKETS EQUITY SUB-ACCOUNT
 (CLASS B))
01/01/2009 to 12/31/2009          6.214507          10.368825          205,099.1600
01/01/2010 to 12/31/2010         10.368825          12.662528          393,156.0422
01/01/2011 to 12/31/2011         12.662528          10.166501          708,230.9483
01/01/2012 to 12/31/2012         10.166501          11.936678          887,776.7552
01/01/2013 to 12/31/2013         11.936678          11.201217        1,080,764.7382
01/01/2014 to 12/31/2014         11.201217          10.340726        1,126,079.6293
01/01/2015 to 12/31/2015         10.340726           8.801662        1,204,710.5926
01/01/2016 to 12/31/2016          8.801662           9.692126        1,077,595.6885
01/01/2017 to 12/31/2017          9.692126          12.283636          991,577.4138
01/01/2018 to 12/31/2018         12.283636          10.409974          920,584.4310
--------------------------       ---------          ---------        --------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         17.968410          19.116300          704,630.9909
01/01/2015 to 12/31/2015         19.116300          18.614262          650,834.5566
01/01/2016 to 12/31/2016         18.614262          18.543684          588,132.5115
01/01/2017 to 12/31/2017         18.543684          20.281844          541,419.3691
01/01/2018 to 12/31/2018         20.281844          18.296911          482,754.2394
--------------------------       ---------          ---------        --------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE INSURANCE FUNDS) -
 INVESCO V.I. GLOBAL REAL ESTATE (SERIES II))
01/01/2009 to 12/31/2009          5.260858           6.811219           94,813.0700
01/01/2010 to 12/31/2010          6.811219           7.886269          147,968.4237
01/01/2011 to 12/31/2011          7.886269           7.264526          240,768.2040
01/01/2012 to 12/31/2012          7.264526           9.171514          351,699.9802
01/01/2013 to 12/31/2013          9.171514           9.278380          370,143.3037
01/01/2014 to 04/25/2014          9.278380           9.762946                0.0000
--------------------------       ---------          ---------        --------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B) (FORMERLY THE UNIVERSAL INSTITUTIONAL
FUNDS, INC. - UIF U.S. REAL ESTATE SUB-
 ACCOUNT (CLASS I))
01/01/2009 to 12/31/2009         29.055513          36.830427           60,726.9000
01/01/2010 to 12/31/2010         36.830427          47.271572           74,949.6848
01/01/2011 to 12/31/2011         47.271572          49.449300          100,317.1216
01/01/2012 to 12/31/2012         49.449300          56.564981          122,076.5870
01/01/2013 to 12/31/2013         56.564981          57.009647          145,198.2725
01/01/2014 to 04/25/2014         57.009647          63.604481                0.0000
--------------------------       ---------          ---------        --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          7.157916           6.494420          642,973.0607
01/01/2012 to 12/31/2012          6.494420           7.600306          580,313.8273
01/01/2013 to 12/31/2013          7.600306          10.928746          486,576.3585
01/01/2014 to 12/31/2014         10.928746          12.832105          401,843.1238
01/01/2015 to 12/31/2015         12.832105          12.161194          361,002.3257
01/01/2016 to 12/31/2016         12.161194          12.332072          340,413.4442
01/01/2017 to 12/31/2017         12.332072          14.421296          292,524.9295
01/01/2018 to 12/31/2018         14.421296          13.236007          213,530.0243
--------------------------       ---------          ---------        --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          4.658948           6.348112          583,563.0100
01/01/2010 to 12/31/2010          6.348112           6.729128          649,437.9016
01/01/2011 to 04/29/2011          6.729128           7.158651                0.0000
--------------------------       ---------          ---------        --------------


                       1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         18.897507          21.862991           26,779.8880
01/01/2013 to 12/31/2013         21.862991          28.174637          120,947.5856
01/01/2014 to 12/31/2014         28.174637          26.213637          142,413.9415
01/01/2015 to 12/31/2015         26.213637          24.717391          156,715.0589
01/01/2016 to 12/31/2016         24.717391          26.406568          164,545.1238
01/01/2017 to 12/31/2017         26.406568          34.014978          157,111.1505
01/01/2018 to 12/31/2018         34.014978          25.537620          152,044.0128
--------------------------       ---------          ---------          ------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          9.928151          12.417100          467,709.0600
01/01/2010 to 12/31/2010         12.417100          14.087223          597,743.2038
01/01/2011 to 12/31/2011         14.087223          13.709014          750,324.7480
01/01/2012 to 12/31/2012         13.709014          16.045268          847,537.8744
01/01/2013 to 12/31/2013         16.045268          21.454330          892,691.3324
01/01/2014 to 12/31/2014         21.454330          23.160916        2,545,967.7468
01/01/2015 to 12/31/2015         23.160916          21.507485        2,393,184.3533
01/01/2016 to 12/31/2016         21.507485          24.914481        2,146,692.1731
01/01/2017 to 12/31/2017         24.914481          29.039966        1,841,468.0226
01/01/2018 to 12/31/2018         29.039966          25.191540        1,544,463.9208
--------------------------       ---------          ---------        --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE INSURANCE FUNDS (INVESCO
VARIABLE INSURANCE FUNDS) - INVESCO V.I.
 GROWTH AND INCOME SUB-ACCOUNT (SERIES II))
01/01/2009 to 12/31/2009         17.690923          21.683322          439,625.5000
01/01/2010 to 12/31/2010         21.683322          24.024895          632,859.6050
01/01/2011 to 12/31/2011         24.024895          23.190462          927,131.5257
01/01/2012 to 12/31/2012         23.190462          26.186757        1,095,158.8111
01/01/2013 to 12/31/2013         26.186757          34.594453        1,153,873.8348
01/01/2014 to 04/25/2014         34.594453          34.826263                0.0000
--------------------------       ---------          ---------        --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B) (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS
B) AND BEFORE THAT VAN KAMPEN LIFE
 INVESTMENT TRUST - VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT (CLASS II))
01/01/2009 to 05/01/2009          9.888519           9.601624                0.0000
--------------------------       ---------          ---------        --------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.791616          12.940371           38,918.8000
01/01/2010 to 12/31/2010         12.940371          16.125829           70,120.1189
01/01/2011 to 12/31/2011         16.125829          15.753764          169,658.1616
01/01/2012 to 12/31/2012         15.753764          18.393286          255,551.3395
01/01/2013 to 12/31/2013         18.393286          25.462792          283,903.2573
01/01/2014 to 12/31/2014         25.462792          27.135827          270,542.8028
01/01/2015 to 12/31/2015         27.135827          26.340586          278,783.3636
01/01/2016 to 12/31/2016         26.340586          28.987937          286,608.5431
01/01/2017 to 12/31/2017         28.987937          35.881148          262,724.6791
01/01/2018 to 12/31/2018         35.881148          32.227151          228,940.0743
--------------------------       ---------          ---------        --------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         14.352986          14.757290           18,226.8373
01/01/2013 to 12/31/2013         14.757290          17.070248           35,350.4858
01/01/2014 to 12/31/2014         17.070248          17.442718           46,360.7866
01/01/2015 to 12/31/2015         17.442718          17.437548           48,769.4488
01/01/2016 to 12/31/2016         17.437548          18.043618           42,952.1352
01/01/2017 to 12/31/2017         18.043618          21.913203           40,358.0266
01/01/2018 to 12/31/2018         21.913203          20.473627           36,517.6249
--------------------------       ---------          ---------        --------------


                       1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.301083          13.384389          171,089.8000
01/01/2010 to 12/31/2010         13.384389          14.725690          187,902.1933
01/01/2011 to 12/31/2011         14.725690          12.984974          238,639.4687
01/01/2012 to 12/31/2012         12.984974          14.965301          291,482.2327
01/01/2013 to 12/31/2013         14.965301          17.625554          304,058.7371
01/01/2014 to 12/31/2014         17.625554          16.196947          311,987.6134
01/01/2015 to 12/31/2015         16.196947          15.712028          285,319.1698
01/01/2016 to 12/31/2016         15.712028          15.381039          268,974.5111
01/01/2017 to 12/31/2017         15.381039          19.467364          242,209.5121
01/01/2018 to 12/31/2018         19.467364          16.533578          212,677.7814
--------------------------       ---------          ---------          ------------

MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          6.954573          10.801752          311,790.0600
01/01/2010 to 12/31/2010         10.801752          14.090534          428,808.3531
01/01/2011 to 12/31/2011         14.090534          12.952618          688,611.1856
01/01/2012 to 12/31/2012         12.952618          13.978149        1,034,189.8572
01/01/2013 to 12/31/2013         13.978149          19.191611        1,142,852.9422
01/01/2014 to 12/31/2014         19.191611          19.145447        1,124,019.8942
01/01/2015 to 12/31/2015         19.145447          17.957964        1,104,360.5187
01/01/2016 to 12/31/2016         17.957964          16.234479        1,072,395.6511
01/01/2017 to 12/31/2017         16.234479          22.432682          937,982.3151
01/01/2018 to 12/31/2018         22.432682          24.401258          727,670.5763
--------------------------       ---------          ---------        --------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         12.067882          16.661518           26,391.4800
01/01/2010 to 12/31/2010         16.661518          19.075379           23,508.2305
01/01/2011 to 12/31/2011         19.075379          17.255449           20,474.3342
01/01/2012 to 12/31/2012         17.255449          20.648336           22,188.2302
01/01/2013 to 12/31/2013         20.648336          25.920812          225,960.7304
01/01/2014 to 12/31/2014         25.920812          26.147246          207,980.9237
01/01/2015 to 12/31/2015         26.147246          26.838736          180,192.3724
01/01/2016 to 12/31/2016         26.838736          26.566602          166,313.7468
01/01/2017 to 12/31/2017         26.566602          35.875788          132,728.4100
01/01/2018 to 12/31/2018         35.875788          30.770895          109,010.7882
--------------------------       ---------          ---------        --------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
SUB-ACCOUNT (CLASS 2))
01/01/2009 to 12/31/2009          8.065451          10.442720          206,563.0800
01/01/2010 to 12/31/2010         10.442720          11.075637          214,660.5865
01/01/2011 to 04/29/2011         11.075637          12.363115                0.0000
--------------------------       ---------          ---------        --------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B))
05/03/2010 to 12/31/2010          8.738234           9.157427           37,222.4647
01/01/2011 to 12/31/2011          9.157427           8.420166          369,155.5547
01/01/2012 to 12/31/2012          8.420166          10.162211          402,210.9755
01/01/2013 to 04/26/2013         10.162211          10.808649                0.0000
--------------------------       ---------          ---------        --------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E)
04/28/2014 to 12/31/2014         46.100426          50.412992          210,398.6404
01/01/2015 to 12/31/2015         50.412992          48.051498          199,741.7411
01/01/2016 to 12/31/2016         48.051498          55.075056          197,147.4421
01/01/2017 to 12/31/2017         55.075056          63.677098          163,314.0949
01/01/2018 to 12/31/2018         63.677098          57.183240          135,811.8843
--------------------------       ---------          ---------        --------------


                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E) (FORMERLY LEGG MASON PARTNERS
VARIABLE EQUITY TRUST - CLEARBRIDGE VARIABLE
 ALL CAP VALUE SUB-ACCOUNT (CLASS I))
01/01/2009 to 12/31/2009         22.647427          28.932451        147,983.7500
01/01/2010 to 12/31/2010         28.932451          33.317654        177,310.6615
01/01/2011 to 12/31/2011         33.317654          30.865828        207,549.5904
01/01/2012 to 12/31/2012         30.865828          35.046053        216,508.2190
01/01/2013 to 12/31/2013         35.046053          45.743661        207,579.2821
01/01/2014 to 04/25/2014         45.743661          46.032903              0.0000
--------------------------       ---------          ---------        ------------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE INSURANCE
FUNDS (INVESCO VARIABLE INSURANCE
 FUNDS) - INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT (SERIES II) AND BEFORE THAT THE
UNIVERSAL INSTITUTIONAL FUNDS, INC. - UIF U.S. MID
 CAP VALUE SUB-ACCOUNT CLASS II))
01/01/2009 to 12/31/2009          6.371662           8.756664        250,332.8700
01/01/2010 to 12/31/2010          8.756664          10.566201        379,790.5531
01/01/2011 to 12/31/2011         10.566201          10.521467        627,227.4506
01/01/2012 to 12/31/2012         10.521467          12.164300        801,628.7313
01/01/2013 to 12/31/2013         12.164300          16.089633        818,197.4881
01/01/2014 to 04/25/2014         16.089633          16.091331              0.0000
--------------------------       ---------          ---------        ------------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         36.182805          39.250330        370,280.4349
01/01/2015 to 12/31/2015         39.250330          35.281400        370,860.4112
01/01/2016 to 12/31/2016         35.281400          40.245327        353,457.7157
01/01/2017 to 12/31/2017         40.245327          43.512762        320,530.7448
01/01/2018 to 12/31/2018         43.512762          38.609195        268,767.3265
--------------------------       ---------          ---------        ------------

BRIGHTHOUSE FUNDS TRUST II
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         58.867804          61.273408         22,511.0229
01/01/2013 to 12/31/2013         61.273408          59.902542         41,079.3584
01/01/2014 to 12/31/2014         59.902542          63.187051         41,814.9046
01/01/2015 to 12/31/2015         63.187051          62.614820         40,636.1969
01/01/2016 to 12/31/2016         62.614820          63.608958         53,494.2080
01/01/2017 to 12/31/2017         63.608958          65.238696         54,945.8936
01/01/2018 to 12/31/2018         65.238696          64.027523         58,277.6972
--------------------------       ---------          ---------        ------------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
05/04/2009 to 12/31/2009          9.191979          11.602943         10,990.2700
01/01/2010 to 12/31/2010         11.602943          13.730032         13,968.0071
01/01/2011 to 12/31/2011         13.730032          12.346755         11,536.6727
01/01/2012 to 12/31/2012         12.346755          13.945007         13,303.9930
01/01/2013 to 12/31/2013         13.945007          18.484449         16,259.8177
01/01/2014 to 12/31/2014         18.484449          19.879132         15,759.0740
01/01/2015 to 12/31/2015         19.879132          20.864918         14,992.2517
01/01/2016 to 12/31/2016         20.864918          20.623312         14,225.5161
01/01/2017 to 12/31/2017         20.623312          27.278680         12,861.8052
01/01/2018 to 12/31/2018         27.278680          27.591099          7,165.2888
--------------------------       ---------          ---------        ------------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE
CAP GROWTH SUB-ACCOUNT (CLASS A) AND
 BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT
(CLASS A))
01/01/2009 to 05/01/2009          9.403814           8.948298              0.0000
--------------------------       ---------          ---------        ------------


                       1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)
08/12/2013 to 12/31/2013         23.381858          23.269230           35,974.5477
01/01/2014 to 12/31/2014         23.269230          22.980187          119,966.3171
01/01/2015 to 12/31/2015         22.980187          22.694734          179,037.3659
01/01/2016 to 12/31/2016         22.694734          22.437961          159,665.1313
01/01/2017 to 12/31/2017         22.437961          22.300637          134,465.2826
01/01/2018 to 12/31/2018         22.300637          22.363223           97,402.0589
--------------------------       ---------          ---------          ------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS E)
05/03/2010 to 12/31/2010         14.006697          13.891099          453,369.3044
01/01/2011 to 12/31/2011         13.891099          13.719018          777,310.1670
01/01/2012 to 12/31/2012         13.719018          13.547676          745,659.8625
01/01/2013 to 12/31/2013         13.547676          13.379391          487,212.0011
01/01/2014 to 12/31/2014         13.379391          13.213197          281,548.6728
01/01/2015 to 12/31/2015         13.213197          13.049066          243,745.2585
01/01/2016 to 12/31/2016         13.049066          12.912826          199,619.6504
01/01/2017 to 12/31/2017         12.912826          12.847140          182,843.2353
01/01/2018 to 12/31/2018         12.847140          12.898162          172,370.1856
--------------------------       ---------          ---------          ------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS E) (FORMERLY LEGG MASON PARTNERS
VARIABLE INCOME TRUST - LEGG MASON
 WESTERN ASSET VARIABLE MONEY MARKET SUB-ACCOUNT))
01/01/2009 to 12/31/2009         14.210187          14.065060          437,459.0300
01/01/2010 to 04/30/2010         14.065060          14.008136                0.0000
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS A)
05/02/2016 to 12/31/2016         56.280293          57.445081          377,865.7114
01/01/2017 to 12/31/2017         57.445081          67.551875          341,974.6619
01/01/2018 to 12/31/2018         67.551875          66.649714          277,139.0484
--------------------------       ---------          ---------          ------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS A) (FORMERLY INVESTORS SERIES
TRUST - PIONEER FUND SUB-ACCOUNT (CLASS A))
01/01/2009 to 12/31/2009         13.808893          16.894669          251,433.6700
01/01/2010 to 12/31/2010         16.894669          19.391537          461,896.1481
01/01/2011 to 12/31/2011         19.391537          18.280281          789,456.2776
01/01/2012 to 12/31/2012         18.280281          19.963879        1,009,892.2209
01/01/2013 to 12/31/2013         19.963879          26.237256        1,046,431.7826
01/01/2014 to 12/31/2014         26.237256          28.802408          912,908.9154
01/01/2015 to 12/31/2015         28.802408          28.462624          820,579.5320
01/01/2016 to 04/29/2016         28.462624          28.663858                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B)
05/02/2016 to 12/31/2016         53.403429          54.410492           45,321.5503
01/01/2017 to 12/31/2017         54.410492          63.843923           45,750.1430
01/01/2018 to 12/31/2018         63.843923          62.824024           44,895.8798
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - PIONEER FUND SUB-ACCOUNT (CLASS
 B))
08/12/2013 to 12/31/2013          2.364421           2.584991          279,460.0999
01/01/2014 to 12/31/2014          2.584991           2.831952          650,151.0567
01/01/2015 to 12/31/2015          2.831952           2.789766          785,313.4892
01/01/2016 to 04/29/2016          2.789766           2.808575                0.0000
--------------------------       ---------          ---------        --------------


                       1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         14.601721          14.091348          142,240.3795
01/01/2013 to 12/31/2013         14.091348          19.028114          128,849.8767
01/01/2014 to 12/31/2014         19.028114          20.434780          112,555.1587
01/01/2015 to 12/31/2015         20.434780          22.307934           93,452.4318
01/01/2016 to 12/31/2016         22.307934          22.002241           84,522.7918
01/01/2017 to 12/31/2017         22.002241          29.767230           69,393.9961
01/01/2018 to 12/31/2018         29.767230          29.428927           54,058.2555
--------------------------       ---------          ---------          ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          5.566883           7.900384          196,416.1300
01/01/2010 to 12/31/2010          7.900384           8.535439          200,144.1074
01/01/2011 to 12/31/2011          8.535439           8.313253          206,393.5153
01/01/2012 to 04/27/2012          8.313253           9.356948                0.0000
--------------------------       ---------          ---------          ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)
05/02/2016 to 12/31/2016         32.606624          33.887017        2,012,380.0433
01/01/2017 to 12/31/2017         33.887017          36.220560        1,831,337.1648
01/01/2018 to 12/31/2018         36.220560          34.409927        1,614,052.6765
--------------------------       ---------          ---------        --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY MET
INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS A))
01/01/2009 to 12/31/2009         17.819243          23.420710          860,795.4700
01/01/2010 to 12/31/2010         23.420710          25.946030        1,368,224.2697
01/01/2011 to 12/31/2011         25.946030          26.554426        1,954,679.7255
01/01/2012 to 12/31/2012         26.554426          29.271314        2,549,813.1706
01/01/2013 to 12/31/2013         29.271314          29.354266        2,939,487.5303
01/01/2014 to 12/31/2014         29.354266          30.318430        2,753,572.7149
01/01/2015 to 12/31/2015         30.318430          29.553895        2,489,105.3525
01/01/2016 to 04/29/2016         29.553895          30.328828                0.0000
--------------------------       ---------          ---------        --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         30.975673          32.160516          376,396.6208
01/01/2017 to 12/31/2017         32.160516          34.281628          366,116.9615
01/01/2018 to 12/31/2018         34.281628          32.491177          362,374.0184
--------------------------       ---------          ---------        --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET
INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS B))
08/12/2013 to 12/31/2013          2.765037           2.795236        1,066,618.6686
01/01/2014 to 12/31/2014          2.795236           2.881893        2,475,728.7450
01/01/2015 to 12/31/2015          2.881893           2.801131        3,646,058.1281
01/01/2016 to 04/29/2016          2.801131           2.871462                0.0000
--------------------------       ---------          ---------        --------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         16.625957          17.089394          248,852.8100
01/01/2010 to 12/31/2010         17.089394          17.804117          411,849.8625
01/01/2011 to 12/31/2011         17.804117          18.509416          683,634.9190
01/01/2012 to 12/31/2012         18.509416          18.835377          860,870.8406
01/01/2013 to 12/31/2013         18.835377          18.433022          962,864.5096
01/01/2014 to 12/31/2014         18.433022          18.668275          909,027.6780
01/01/2015 to 12/31/2015         18.668275          18.492996          906,818.0006
01/01/2016 to 12/31/2016         18.492996          18.449807          825,615.5412
01/01/2017 to 12/31/2017         18.449807          18.526636          818,493.8912
01/01/2018 to 12/31/2018         18.526636          18.422881          749,917.0942
--------------------------       ---------          ---------        --------------


                       1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
FIDELITY(Reg. TM) VARIABLE INSURANCE PRODUCTS
CONTRAFUND(Reg. TM) SUB-ACCOUNT (SERVICE CLASS 2)
08/12/2013 to 12/31/2013          5.393340           5.950715          350,255.5712
01/01/2014 to 12/31/2014          5.950715           6.561713          691,820.7303
01/01/2015 to 12/31/2015          6.561713           6.507127        1,036,163.1926
01/01/2016 to 12/31/2016          6.507127           6.923062          974,531.2691
01/01/2017 to 12/31/2017          6.923062           8.313311          953,832.9593
01/01/2018 to 12/31/2018          8.313311           7.664353          918,171.0497
--------------------------        --------           --------        --------------

CONTRAFUND(Reg. TM) SUB-ACCOUNT (SERVICE CLASS)
01/01/2009 to 12/31/2009         27.426138          36.745478          208,251.2800
01/01/2010 to 12/31/2010         36.745478          42.497923          311,759.0612
01/01/2011 to 12/31/2011         42.497923          40.864330          447,225.0632
01/01/2012 to 12/31/2012         40.864330          46.935281          550,434.6868
01/01/2013 to 12/31/2013         46.935281          60.789198          568,710.4051
01/01/2014 to 12/31/2014         60.789198          67.128129          494,818.1365
01/01/2015 to 12/31/2015         67.128129          66.664115          436,850.8695
01/01/2016 to 12/31/2016         66.664115          71.044934          391,823.5249
01/01/2017 to 12/31/2017         71.044934          85.434864          336,747.4616
01/01/2018 to 12/31/2018         85.434864          78.894603          281,777.7067
--------------------------       ---------          ---------        --------------

MID CAP SUB-ACCOUNT (SERVICE CLASS 2)
01/01/2009 to 12/31/2009         24.901542          34.368186          233,595.6800
01/01/2010 to 12/31/2010         34.368186          43.639225          369,529.2124
01/01/2011 to 12/31/2011         43.639225          38.420845          586,830.7763
01/01/2012 to 12/31/2012         38.420845          43.466436          717,764.3069
01/01/2013 to 12/31/2013         43.466436          58.324363          750,517.9531
01/01/2014 to 12/31/2014         58.324363          61.074148          708,384.0056
01/01/2015 to 12/31/2015         61.074148          59.333128          654,340.9148
01/01/2016 to 12/31/2016         59.333128          65.582669          581,668.1504
01/01/2017 to 12/31/2017         65.582669          78.072151          528,064.1918
01/01/2018 to 12/31/2018         78.072151          65.707649          452,669.7653
--------------------------       ---------          ---------        --------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN INCOME VIP SUB-ACCOUNT (CLASS 2)
01/01/2009 to 12/31/2009         33.060519          44.271867          207,471.7600
01/01/2010 to 12/31/2010         44.271867          49.263034          286,323.6436
01/01/2011 to 12/31/2011         49.263034          49.812387          384,196.5328
01/01/2012 to 12/31/2012         49.812387          55.414367          481,245.7654
01/01/2013 to 12/31/2013         55.414367          62.355652          511,798.6704
01/01/2014 to 12/31/2014         62.355652          64.423595          495,807.1530
01/01/2015 to 12/31/2015         64.423595          59.135098          459,617.9364
01/01/2016 to 12/31/2016         59.135098          66.590291          423,754.8799
01/01/2017 to 12/31/2017         66.590291          72.126977          387,931.1860
01/01/2018 to 12/31/2018         72.126977          68.160510          334,219.7616
--------------------------       ---------          ---------        --------------

FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT (CLASS 2)
01/01/2009 to 12/31/2009         15.290879          19.034488          315,701.0700
01/01/2010 to 12/31/2010         19.034488          20.902590          408,401.5721
01/01/2011 to 12/31/2011         20.902590          20.428357          546,282.2597
01/01/2012 to 12/31/2012         20.428357          23.046801          575,998.5904
01/01/2013 to 12/31/2013         23.046801          29.193028          555,019.0157
01/01/2014 to 12/31/2014         29.193028          30.883742          516,350.3031
01/01/2015 to 12/31/2015         30.883742          28.994419          449,887.7118
01/01/2016 to 12/31/2016         28.994419          33.232393          425,260.1091
01/01/2017 to 12/31/2017         33.232393          35.560490          384,811.3570
01/01/2018 to 12/31/2018         35.560490          31.932462          330,306.2235
--------------------------       ---------          ---------        --------------


                       1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT (CLASS 2)
01/01/2009 to 12/31/2009          5.805553           7.405099          139,941.7000
01/01/2010 to 12/31/2010          7.405099           9.377133          323,205.5515
01/01/2011 to 12/31/2011          9.377133           8.912651          670,106.8636
01/01/2012 to 12/31/2012          8.912651          10.419781          912,658.6813
01/01/2013 to 12/31/2013         10.419781          14.019476        1,075,518.5239
01/01/2014 to 12/31/2014         14.019476          13.924388        1,022,212.6590
01/01/2015 to 12/31/2015         13.924388          12.735597          963,715.1263
01/01/2016 to 12/31/2016         12.735597          16.374252          877,620.8421
01/01/2017 to 12/31/2017         16.374252          17.893970          804,335.1207
01/01/2018 to 12/31/2018         17.893970          15.395083          697,209.1118
--------------------------       ---------          ---------        --------------

TEMPLETON GLOBAL BOND VIP SUB-ACCOUNT (CLASS 2)
01/01/2009 to 12/31/2009         13.459608          15.775794          379,114.4000
01/01/2010 to 12/31/2010         15.775794          17.830937          634,673.7198
01/01/2011 to 12/31/2011         17.830937          17.456636          945,782.1418
01/01/2012 to 12/31/2012         17.456636          19.835891        1,304,675.6964
01/01/2013 to 12/31/2013         19.835891          19.908639        1,545,588.1450
01/01/2014 to 12/31/2014         19.908639          20.021755        1,429,276.3272
01/01/2015 to 12/31/2015         20.021755          18.921858        1,311,381.5515
01/01/2016 to 12/31/2016         18.921858          19.235923        1,175,782.1730
01/01/2017 to 12/31/2017         19.235923          19.363471        1,100,671.5377
01/01/2018 to 12/31/2018         19.363471          19.492186          975,574.5557
--------------------------       ---------          ---------        --------------

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
01/01/2009 to 12/31/2009          8.764591          11.647810          362,152.8100
01/01/2010 to 12/31/2010         11.647810          14.380193          443,664.5203
01/01/2011 to 12/31/2011         14.380193          14.552820          661,781.5419
01/01/2012 to 12/31/2012         14.552820          17.061886          771,459.7712
01/01/2013 to 12/31/2013         17.061886          24.901118          871,662.1079
01/01/2014 to 12/31/2014         24.901118          29.607227          887,269.2532
01/01/2015 to 12/31/2015         29.607227          28.732025          866,392.5234
01/01/2016 to 12/31/2016         28.732025          28.716438          814,506.6921
01/01/2017 to 12/31/2017         28.716438          32.980784          737,634.3783
01/01/2018 to 12/31/2018         32.980784          29.850985          637,036.8561
--------------------------       ---------          ---------        --------------

CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
01/01/2009 to 12/31/2009         24.221434          29.210797          223,948.1300
01/01/2010 to 12/31/2010         29.210797          32.490430          358,622.5413
01/01/2011 to 12/31/2011         32.490430          32.923231          545,022.0115
01/01/2012 to 12/31/2012         32.923231          37.697685          672,145.8301
01/01/2013 to 12/31/2013         37.697685          48.398672          762,386.4631
01/01/2014 to 12/31/2014         48.398672          53.051914          749,138.4770
01/01/2015 to 12/31/2015         53.051914          53.231151          705,999.8247
01/01/2016 to 12/31/2016         53.231151          57.705434          637,813.0971
01/01/2017 to 12/31/2017         57.705434          68.129892          577,058.9010
01/01/2018 to 12/31/2018         68.129892          66.107451          484,207.9472
--------------------------       ---------          ---------        --------------


                       1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT (CLASS II)
01/01/2009 to 12/31/2009          9.739658       11.795641             201,044.1600
01/01/2010 to 12/31/2010         11.795641       13.060712             329,082.5188
01/01/2011 to 12/31/2011         13.060712       13.893365             555,934.0197
01/01/2012 to 12/31/2012         13.893365       15.651253             811,166.3445
01/01/2013 to 12/31/2013         15.651253       19.426657             981,351.0855
01/01/2014 to 12/31/2014         19.426657       21.772087           1,003,523.0250
01/01/2015 to 12/31/2015         21.772087       20.547216             947,600.4429
01/01/2016 to 12/31/2016         20.547216       23.291110             885,754.0118
01/01/2017 to 12/31/2017         23.291110       27.375489             809,973.2338
01/01/2018 to 12/31/2018         27.375489       25.682934             699,523.8819
--------------------------       ---------       ---------           --------------

CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
01/01/2009 to 12/31/2009         10.138735       14.295706              78,784.0100
01/01/2010 to 12/31/2010         14.295706       17.673648             119,834.8578
01/01/2011 to 12/31/2011         17.673648       17.696599             195,438.7635
01/01/2012 to 12/31/2012         17.696599       20.870801             267,684.7273
01/01/2013 to 12/31/2013         20.870801       30.309557             340,739.4731
01/01/2014 to 12/31/2014         30.309557       31.153809             348,352.8139
01/01/2015 to 12/31/2015         31.153809       29.420663             344,368.7440
01/01/2016 to 12/31/2016         29.420663       30.741227             307,118.0588
01/01/2017 to 12/31/2017         30.741227       37.727709             266,949.6924
01/01/2018 to 12/31/2018         37.727709       38.536486             216,674.0222
--------------------------       ---------       ---------           --------------

QS VARIABLE CONSERVATIVE GROWTH SUB-ACCOUNT (CLASS I) (FORMERLY QS LEGG MASON VARIABLE
CONSERVATIVE GROWTH SUB-ACCOUNT)
05/03/2010 to 12/31/2010         16.586621       17.566747              47,005.8522
01/01/2011 to 12/31/2011         17.566747       17.552377             169,956.8446
01/01/2012 to 12/31/2012         17.552377       19.603090             249,989.5673
01/01/2013 to 12/31/2013         19.603090       22.328250             315,170.3369
01/01/2014 to 12/31/2014         22.328250       23.132955             273,432.1019
01/01/2015 to 12/31/2015         23.132955       22.574800             273,443.8335
01/01/2016 to 12/31/2016         22.574800       23.951040             262,022.7942
01/01/2017 to 12/31/2017         23.951040       26.859335             222,186.1892
01/01/2018 to 12/31/2018         26.859335       25.356980             157,213.4850
--------------------------       ---------       ---------           --------------

QS VARIABLE GROWTH SUB-ACCOUNT (CLASS I) (FORMERLY QS LEGG MASON VARIABLE GROWTH
SUB-ACCOUNT)
01/01/2009 to 12/31/2009          9.817829       12.844752             347,519.6800
01/01/2010 to 12/31/2010         12.844752       14.676649             378,656.4977
01/01/2011 to 12/31/2011         14.676649       14.159966             435,042.5528
01/01/2012 to 12/31/2012         14.159966       16.204938             533,588.1875
01/01/2013 to 12/31/2013         16.204938       20.244423             471,991.4238
01/01/2014 to 12/31/2014         20.244423       20.929885             437,053.8728
01/01/2015 to 12/31/2015         20.929885       20.208192             430,568.3041
01/01/2016 to 12/31/2016         20.208192       21.653152             450,917.6691
01/01/2017 to 12/31/2017         21.653152       25.519606             404,839.1461
01/01/2018 to 12/31/2018         25.519606       23.173695             331,446.3885
--------------------------       ---------       ---------           --------------

LEGG MASON PARTNERS VARIABLE INCOME TRUST
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
01/01/2009 to 12/31/2009         11.426676       17.554209             164,966.0000
01/01/2010 to 12/31/2010         17.554209       19.922959             244,774.7236
01/01/2011 to 12/31/2011         19.922959       20.012954             316,889.8435
01/01/2012 to 12/31/2012         20.012954       23.385266             416,423.3632
01/01/2013 to 12/31/2013         23.385266       24.542821             445,523.5760
01/01/2014 to 12/31/2014         24.542821       23.958639             428,428.2966
01/01/2015 to 12/31/2015         23.958639       22.279377             399,683.2595
01/01/2016 to 12/31/2016         22.279377       25.436161             351,335.9117
01/01/2017 to 12/31/2017         25.436161       27.294419             289,410.6439
01/01/2018 to 12/31/2018         27.294419       25.896597             278,997.0361
--------------------------       ---------       ---------           --------------


                      1.25% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
OPPENHEIMER MAIN STREET SMALL CAP FUND(Reg. TM)/VA SUB-ACCOUNT (SERVICE SHARES)
01/01/2009 to 12/31/2009      10.484004          14.172538           308,151.5800
01/01/2010 to 12/31/2010      14.172538          17.223697           418,104.5636
01/01/2011 to 12/31/2011      17.223697          16.604837           545,384.5303
01/01/2012 to 12/31/2012      16.604837          19.295017           546,700.8671
01/01/2013 to 12/31/2013      19.295017          26.796373           506,030.9303
01/01/2014 to 12/31/2014      26.796373          29.547739           454,264.0879
01/01/2015 to 12/31/2015      29.547739          27.402495           437,957.0203
01/01/2016 to 12/31/2016      27.402495          31.844547           386,488.9359
01/01/2017 to 12/31/2017      31.844547          35.824933           343,514.3251
01/01/2018 to 12/31/2018      35.824933          31.649113           274,618.2310
--------------------------    ---------          ---------           ------------

PIONEER VARIABLE CONTRACTS TRUST
PIONEER MID CAP VALUE VCT SUB-ACCOUNT (CLASS II)
01/01/2009 to 12/31/2009      22.347805          27.645699            95,831.1700
01/01/2010 to 12/31/2010      27.645699          32.187685           122,112.3004
01/01/2011 to 12/31/2011      32.187685          29.931864           151,046.4382
01/01/2012 to 12/31/2012      29.931864          32.758115           169,622.6565
01/01/2013 to 12/31/2013      32.758115          42.947278           167,243.4457
01/01/2014 to 12/31/2014      42.947278          48.690681           146,092.9047
01/01/2015 to 12/31/2015      48.690681          45.030637           130,973.3863
01/01/2016 to 12/31/2016      45.030637          51.689102           124,818.2258
01/01/2017 to 12/31/2017      51.689102          57.618024           112,667.3926
01/01/2018 to 12/31/2018      57.618024          45.805696            91,030.4818

                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT (SERIES II)
01/01/2009 to 12/31/2009      11.698654          14.137354            4,200,126.2200
01/01/2010 to 12/31/2010      14.137354          15.625990            6,040,493.7500
01/01/2011 to 12/31/2011      15.625990          15.216510            8,270,103.9323
01/01/2012 to 12/31/2012      15.216510          16.871081            9,505,265.8993
01/01/2013 to 12/31/2013      16.871081          20.787131           10,272,149.5915
01/01/2014 to 12/31/2014      20.787131          22.306405           10,101,165.7184
01/01/2015 to 12/31/2015      22.306405          21.438357            9,673,891.3002
01/01/2016 to 12/31/2016      21.438357          24.288772            9,025,736.5272
01/01/2017 to 12/31/2017      24.288772          26.547286            8,409,249.0911
01/01/2018 to 12/31/2018      26.547286          23.641660            7,456,909.5971
--------------------------    ---------          ---------           ---------------

INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II) (FORMERLY AIM V.I.
INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II))
01/01/2009 to 12/31/2009      17.562589          23.376387              972,894.0900
01/01/2010 to 12/31/2010      23.376387          25.971006            1,515,357.3111
01/01/2011 to 12/31/2011      25.971006          23.831796            2,287,337.9683
01/01/2012 to 12/31/2012      23.831796          27.097143            2,931,354.1755
01/01/2013 to 12/31/2013      27.097143          31.737829            3,195,318.6607
01/01/2014 to 12/31/2014      31.737829          31.340394            3,180,359.9353
01/01/2015 to 12/31/2015      31.340394          30.111323            3,070,816.2167
01/01/2016 to 12/31/2016      30.111323          29.500618            2,971,362.9716
01/01/2017 to 12/31/2017      29.500618          35.721001            2,712,733.3654
01/01/2018 to 12/31/2018      35.721001          29.881065            2,590,049.6718
--------------------------    ---------          ---------           ---------------

AMERICAN FUNDS INSURANCE SERIES(Reg. TM)
AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS 2)
01/01/2009 to 12/31/2009      14.255719          15.837530            1,196,386.3900
01/01/2010 to 12/31/2010      15.837530          16.632166            1,751,820.4179
01/01/2011 to 12/31/2011      16.632166          17.411310            2,266,177.9723
01/01/2012 to 12/31/2012      17.411310          18.099650            2,630,117.4301
01/01/2013 to 12/31/2013      18.099650          17.471554            2,906,658.2526
01/01/2014 to 12/31/2014      17.471554          18.147092            2,927,623.2986
01/01/2015 to 12/31/2015      18.147092          17.952872            2,953,166.6868
01/01/2016 to 12/31/2016      17.952872          18.233650            2,638,472.8528
01/01/2017 to 12/31/2017      18.233650          18.649123            2,567,440.2580
01/01/2018 to 12/31/2018      18.649123          18.266560            2,269,343.3868
--------------------------    ---------          ---------           ---------------

AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
01/01/2009 to 12/31/2009      17.920831          25.160223            1,014,838.1400
01/01/2010 to 12/31/2010      25.160223          27.738767            1,337,260.5604
01/01/2011 to 12/31/2011      27.738767          24.935652            1,699,131.5579
01/01/2012 to 12/31/2012      24.935652          30.149991            1,944,459.8596
01/01/2013 to 12/31/2013      30.149991          38.425020            1,991,117.9240
01/01/2014 to 12/31/2014      38.425020          38.786728            1,967,466.3998
01/01/2015 to 12/31/2015      38.786728          40.921195            1,827,932.3765
01/01/2016 to 12/31/2016      40.921195          40.623249            1,730,994.0719
01/01/2017 to 12/31/2017      40.623249          52.693526            1,508,713.7294
01/01/2018 to 12/31/2018      52.693526          47.282008            1,349,411.7259
--------------------------    ---------          ---------           ---------------


                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
01/01/2009 to 12/31/2009          16.281942          25.910183          470,849.5400
01/01/2010 to 12/31/2010          25.910183          31.292776          624,955.9661
01/01/2011 to 12/31/2011          31.292776          24.963205          845,462.9147
01/01/2012 to 12/31/2012          24.963205          29.103502          993,424.6983
01/01/2013 to 12/31/2013          29.103502          36.833241          987,007.3557
01/01/2014 to 12/31/2014          36.833241          37.110732          982,463.5300
01/01/2015 to 12/31/2015          37.110732          36.710425          907,669.8993
01/01/2016 to 12/31/2016          36.710425          36.978185          855,917.2289
01/01/2017 to 12/31/2017          36.978185          45.931073          767,920.3418
01/01/2018 to 12/31/2018          45.931073          40.532345          676,922.8233
--------------------------        ---------          ---------          ------------

AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
01/01/2009 to 12/31/2009          98.796499         135.887462          550,435.6200
01/01/2010 to 12/31/2010         135.887462         159.111454          738,149.5273
01/01/2011 to 12/31/2011         159.111454         150.268371          900,249.6606
01/01/2012 to 12/31/2012         150.268371         174.765855        1,007,376.9359
01/01/2013 to 12/31/2013         174.765855         224.326453          988,425.0868
01/01/2014 to 12/31/2014         224.326453         240.150718          900,327.1979
01/01/2015 to 12/31/2015         240.150718         253.179686          787,609.4515
01/01/2016 to 12/31/2016         253.179686         273.484187          702,326.9500
01/01/2017 to 12/31/2017         273.484187         346.167949          599,698.3267
01/01/2018 to 12/31/2018         346.167949         340.656124          484,609.8663
--------------------------       ----------         ----------        --------------

AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
01/01/2009 to 12/31/2009          74.484569          96.443688          304,702.7200
01/01/2010 to 12/31/2010          96.443688         106.023864          403,388.0020
01/01/2011 to 12/31/2011         106.023864         102.690914          486,295.5496
01/01/2012 to 12/31/2012         102.690914         119.017982          514,945.3469
01/01/2013 to 12/31/2013         119.017982         156.759515          510,133.5198
01/01/2014 to 12/31/2014         156.759515         171.104886          491,566.1299
01/01/2015 to 12/31/2015         171.104886         171.266367          464,654.4929
01/01/2016 to 12/31/2016         171.266367         188.437347          428,027.0051
01/01/2017 to 12/31/2017         188.437347         227.531355          388,880.8627
01/01/2018 to 12/31/2018         227.531355         220.452795          332,942.7097
--------------------------       ----------         ----------        --------------

BRIGHTHOUSE FUNDS TRUST I
AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
08/12/2013 to 12/31/2013           1.156331           1.286627        5,106,256.0867
01/01/2014 to 12/31/2014           1.286627           1.373256       12,952,323.5953
01/01/2015 to 12/31/2015           1.373256           1.442792       17,657,905.7025
01/01/2016 to 12/31/2016           1.442792           1.552970       19,672,936.0252
01/01/2017 to 12/31/2017           1.552970           1.959714       20,096,166.6678
01/01/2018 to 12/31/2018           1.959714           1.923646       20,367,358.4783
--------------------------       ----------         ----------       ---------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          12.854692          13.832930          188,216.7981
01/01/2013 to 12/31/2013          13.832930          14.921220          523,293.2031
01/01/2014 to 12/31/2014          14.921220          15.206253          651,424.7167
01/01/2015 to 12/31/2015          15.206253          14.395200          696,103.0702
01/01/2016 to 12/31/2016          14.395200          16.187391          701,082.5170
01/01/2017 to 12/31/2017          16.187391          17.210198          726,752.6933
01/01/2018 to 12/31/2018          17.210198          16.490327          694,398.1337
--------------------------       ----------         ----------       ---------------


                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(Reg. TM)
EMERGING MARKETS EQUITY SUB-ACCOUNT
 (CLASS B))
01/01/2009 to 12/31/2009          6.197852          10.330710          805,909.9400
01/01/2010 to 12/31/2010         10.330710          12.603398        1,326,448.5867
01/01/2011 to 12/31/2011         12.603398          10.108923        2,153,863.8253
01/01/2012 to 12/31/2012         10.108923          11.857156        2,841,719.5837
01/01/2013 to 12/31/2013         11.857156          11.115473        3,526,259.7621
01/01/2014 to 12/31/2014         11.115473          10.251307        3,810,628.4037
01/01/2015 to 12/31/2015         10.251307           8.716820        4,013,664.1734
01/01/2016 to 12/31/2016          8.716820           9.589112        3,680,595.2711
01/01/2017 to 12/31/2017          9.589112          12.140982        3,296,599.9634
01/01/2018 to 12/31/2018         12.140982          10.278730        3,215,210.2877
--------------------------       ---------          ---------        --------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         17.789649          18.913324        2,273,414.8045
01/01/2015 to 12/31/2015         18.913324          18.398208        2,118,944.4638
01/01/2016 to 12/31/2016         18.398208          18.310148        1,930,333.6643
01/01/2017 to 12/31/2017         18.310148          20.006470        1,861,978.7705
01/01/2018 to 12/31/2018         20.006470          18.030340        1,698,125.1868
--------------------------       ---------          ---------        --------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE INSURANCE FUNDS) -
 INVESCO V.I. GLOBAL REAL ESTATE (SERIES II))
01/01/2009 to 12/31/2009          5.249851           6.790173          227,842.4300
01/01/2010 to 12/31/2010          6.790173           7.854058          398,757.0802
01/01/2011 to 12/31/2011          7.854058           7.227635          679,963.5574
01/01/2012 to 12/31/2012          7.227635           9.115779          948,346.2062
01/01/2013 to 12/31/2013          9.115779           9.212778        1,178,412.6456
01/01/2014 to 04/25/2014          9.212778           9.690866                0.0000
--------------------------       ---------          ---------        --------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B) (FORMERLY THE UNIVERSAL INSTITUTIONAL
FUNDS, INC. - UIF U.S. REAL ESTATE SUB-
 ACCOUNT (CLASS I))
01/01/2009 to 12/31/2009         28.665633          36.299860          238,764.6700
01/01/2010 to 12/31/2010         36.299860          46.544128          280,709.2982
01/01/2011 to 12/31/2011         46.544128          48.639810          362,240.5893
01/01/2012 to 12/31/2012         48.639810          55.583143          440,821.4127
01/01/2013 to 12/31/2013         55.583143          55.964101          500,804.5361
01/01/2014 to 04/25/2014         55.964101          62.418347                0.0000
--------------------------       ---------          ---------        --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          7.118594           6.454456        1,777,137.5393
01/01/2012 to 12/31/2012          6.454456           7.545950        1,583,920.1936
01/01/2013 to 12/31/2013          7.545950          10.839755        1,341,218.9831
01/01/2014 to 12/31/2014         10.839755          12.714901        1,155,131.8736
01/01/2015 to 12/31/2015         12.714901          12.038069        1,031,924.9282
01/01/2016 to 12/31/2016         12.038069          12.195018          939,266.4688
01/01/2017 to 12/31/2017         12.195018          14.246823          814,930.8425
01/01/2018 to 12/31/2018         14.246823          13.062726          663,120.7064
--------------------------       ---------          ---------        --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          4.644177           6.321660        1,822,173.0700
01/01/2010 to 12/31/2010          6.321660           6.694398        1,869,589.8923
01/01/2011 to 04/29/2011          6.694398           7.119384                0.0000
--------------------------       ---------          ---------        --------------


                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         18.698919          21.618736           79,913.7490
01/01/2013 to 12/31/2013         21.618736          27.832051          346,489.6617
01/01/2014 to 12/31/2014         27.832051          25.869009          480,952.6447
01/01/2015 to 12/31/2015         25.869009          24.368044          527,650.7355
01/01/2016 to 12/31/2016         24.368044          26.007335          536,036.4723
01/01/2017 to 12/31/2017         26.007335          33.467364          482,224.9441
01/01/2018 to 12/31/2018         33.467364          25.101204          503,202.0989
--------------------------       ---------          ---------          ------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          9.829129          12.285159        1,477,258.1400
01/01/2010 to 12/31/2010         12.285159          13.923618        1,971,935.7205
01/01/2011 to 12/31/2011         13.923618          13.536283        2,486,218.4815
01/01/2012 to 12/31/2012         13.536283          15.827186        2,627,511.8580
01/01/2013 to 12/31/2013         15.827186          21.141599        2,678,635.1638
01/01/2014 to 12/31/2014         21.141599          22.800499        8,229,231.6401
01/01/2015 to 12/31/2015         22.800499          21.151631        7,865,178.7187
01/01/2016 to 12/31/2016         21.151631          24.477775        7,245,330.2219
01/01/2017 to 12/31/2017         24.477775          28.502535        6,489,935.9278
01/01/2018 to 12/31/2018         28.502535          24.700469        5,633,848.0367
--------------------------       ---------          ---------        --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE INSURANCE FUNDS (INVESCO
VARIABLE INSURANCE FUNDS) - INVESCO V.I.
 GROWTH AND INCOME SUB-ACCOUNT (SERIES II))
01/01/2009 to 12/31/2009         17.479358          21.402603        1,404,256.4600
01/01/2010 to 12/31/2010         21.402603          23.690185        2,078,654.9001
01/01/2011 to 12/31/2011         23.690185          22.844567        2,939,642.6134
01/01/2012 to 12/31/2012         22.844567          25.770263        3,533,550.2270
01/01/2013 to 12/31/2013         25.770263          34.010243        3,702,109.7537
01/01/2014 to 04/25/2014         34.010243          34.227351                0.0000
--------------------------       ---------          ---------        --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B) (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS
B) AND BEFORE THAT VAN KAMPEN LIFE
 INVESTMENT TRUST - VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT (CLASS II))
01/01/2009 to 05/01/2009          9.793233           9.505935                0.0000
--------------------------       ---------          ---------        --------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.721020          12.834234          103,266.8000
01/01/2010 to 12/31/2010         12.834234          15.977602          175,142.3980
01/01/2011 to 12/31/2011         15.977602          15.593388          501,236.0117
01/01/2012 to 12/31/2012         15.593388          18.187756          674,352.6310
01/01/2013 to 12/31/2013         18.187756          25.153131          725,258.9602
01/01/2014 to 12/31/2014         25.153131          26.779030          719,644.6334
01/01/2015 to 12/31/2015         26.779030          25.968262          763,760.0655
01/01/2016 to 12/31/2016         25.968262          28.549641          759,926.6460
01/01/2017 to 12/31/2017         28.549641          35.303439          708,694.2707
01/01/2018 to 12/31/2018         35.303439          31.676382          627,666.5636
--------------------------       ---------          ---------        --------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         14.266993          14.659036           35,889.2841
01/01/2013 to 12/31/2013         14.659036          16.939659           86,078.9971
01/01/2014 to 12/31/2014         16.939659          17.291982          100,957.9008
01/01/2015 to 12/31/2015         17.291982          17.269579          105,911.4301
01/01/2016 to 12/31/2016         17.269579          17.851957          103,089.7372
01/01/2017 to 12/31/2017         17.851957          21.658853           97,620.8146
01/01/2018 to 12/31/2018         21.658853          20.215643           90,973.3040
--------------------------       ---------          ---------        --------------


                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.220113          13.265913          434,981.4300
01/01/2010 to 12/31/2010         13.265913          14.580776          563,668.8461
01/01/2011 to 12/31/2011         14.580776          12.844353          719,075.9490
01/01/2012 to 12/31/2012         12.844353          14.788370          802,712.2790
01/01/2013 to 12/31/2013         14.788370          17.399776          815,186.0576
01/01/2014 to 12/31/2014         17.399776          15.973483          860,181.2912
01/01/2015 to 12/31/2015         15.973483          15.479764          872,377.5928
01/01/2016 to 12/31/2016         15.479764          15.138523          834,089.4736
01/01/2017 to 12/31/2017         15.138523          19.141342          738,994.0186
01/01/2018 to 12/31/2018         19.141342          16.240338          686,091.6826
--------------------------       ---------          ---------          ------------

MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          6.899890          10.706115          871,527.2700
01/01/2010 to 12/31/2010         10.706115          13.951843        1,313,975.7709
01/01/2011 to 12/31/2011         13.951843          12.812332        2,221,001.1832
01/01/2012 to 12/31/2012         12.812332          13.812865        3,399,809.0349
01/01/2013 to 12/31/2013         13.812865          18.945749        3,700,597.9136
01/01/2014 to 12/31/2014         18.945749          18.881285        3,687,921.7454
01/01/2015 to 12/31/2015         18.881285          17.692477        3,579,698.5130
01/01/2016 to 12/31/2016         17.692477          15.978486        3,643,425.9230
01/01/2017 to 12/31/2017         15.978486          22.056978        3,157,486.3643
01/01/2018 to 12/31/2018         22.056978          23.968459        2,635,615.1105
--------------------------       ---------          ---------        --------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         11.925839          16.448952          137,056.2100
01/01/2010 to 12/31/2010         16.448952          18.813221          122,511.6579
01/01/2011 to 12/31/2011         18.813221          17.001316          112,637.7454
01/01/2012 to 12/31/2012         17.001316          20.323808          103,818.6780
01/01/2013 to 12/31/2013         20.323808          25.487940          757,791.0570
01/01/2014 to 12/31/2014         25.487940          25.684898          707,926.6011
01/01/2015 to 12/31/2015         25.684898          26.337804          638,588.2974
01/01/2016 to 12/31/2016         26.337804          26.044687          597,187.2869
01/01/2017 to 12/31/2017         26.044687          35.135974          485,877.2534
01/01/2018 to 12/31/2018         35.135974          30.106037          414,293.1905
--------------------------       ---------          ---------        --------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
SUB-ACCOUNT (CLASS 2))
01/01/2009 to 12/31/2009          7.985241          10.328537          799,558.9000
01/01/2010 to 12/31/2010         10.328537          10.943598          853,046.6388
01/01/2011 to 04/29/2011         10.943598          12.211748                0.0000
--------------------------       ---------          ---------        --------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B))
05/03/2010 to 12/31/2010          8.720553           9.132845          129,865.2640
01/01/2011 to 12/31/2011          9.132845           8.389181        1,292,234.3154
01/01/2012 to 12/31/2012          8.389181          10.114650        1,406,266.8683
01/01/2013 to 04/26/2013         10.114650          10.754644                0.0000
--------------------------       ---------          ---------        --------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E)
04/28/2014 to 12/31/2014         45.169501          49.361586          764,172.6868
01/01/2015 to 12/31/2015         49.361586          47.002316          729,357.7400
01/01/2016 to 12/31/2016         47.002316          53.818702          678,208.4562
01/01/2017 to 12/31/2017         53.818702          62.162547          622,223.9938
01/01/2018 to 12/31/2018         62.162547          55.767018          544,042.1256
--------------------------       ---------          ---------        --------------


                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E) (FORMERLY LEGG MASON PARTNERS
VARIABLE EQUITY TRUST - CLEARBRIDGE VARIABLE
 ALL CAP VALUE SUB-ACCOUNT (CLASS I))
01/01/2009 to 12/31/2009         22.308557          28.471051          477,813.1400
01/01/2010 to 12/31/2010         28.471051          32.753593          588,978.5012
01/01/2011 to 12/31/2011         32.753593          30.313000          701,494.4004
01/01/2012 to 12/31/2012         30.313000          34.383791          781,638.1839
01/01/2013 to 12/31/2013         34.383791          44.834435          785,654.4512
01/01/2014 to 04/25/2014         44.834435          45.103711                0.0000
--------------------------       ---------          ---------          ------------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE INSURANCE
FUNDS (INVESCO VARIABLE INSURANCE
 FUNDS) - INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT (SERIES II) AND BEFORE THAT THE
UNIVERSAL INSTITUTIONAL FUNDS, INC. - UIF U.S. MID
 CAP VALUE SUB-ACCOUNT CLASS II))
01/01/2009 to 12/31/2009          6.358307           8.729580          591,535.3600
01/01/2010 to 12/31/2010          8.729580          10.523007          933,727.8252
01/01/2011 to 12/31/2011         10.523007          10.468005        1,544,773.8085
01/01/2012 to 12/31/2012         10.468005          12.090336        1,890,064.8190
01/01/2013 to 12/31/2013         12.090336          15.975835        2,066,042.3123
01/01/2014 to 04/25/2014         15.975835          15.972485                0.0000
--------------------------       ---------          ---------        --------------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         35.583768          38.574412          902,723.9666
01/01/2015 to 12/31/2015         38.574412          34.639159          891,815.8274
01/01/2016 to 12/31/2016         34.639159          39.473241          862,738.6185
01/01/2017 to 12/31/2017         39.473241          42.635480          819,362.9106
01/01/2018 to 12/31/2018         42.635480          37.792736          726,127.7408
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE FUNDS TRUST II
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         57.203074          59.500724           30,126.4741
01/01/2013 to 12/31/2013         59.500724          58.111385           48,577.5586
01/01/2014 to 12/31/2014         58.111385          61.236445           57,394.4146
01/01/2015 to 12/31/2015         61.236445          60.621240          108,381.4540
01/01/2016 to 12/31/2016         60.621240          61.522195          129,172.4858
01/01/2017 to 12/31/2017         61.522195          63.035599           95,423.9607
01/01/2018 to 12/31/2018         63.035599          61.803166           87,556.8405
--------------------------       ---------          ---------        --------------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
05/04/2009 to 12/31/2009          9.067965          11.438865           51,334.9100
01/01/2010 to 12/31/2010         11.438865          13.522364           49,210.5882
01/01/2011 to 12/31/2011         13.522364          12.147879           45,340.0910
01/01/2012 to 12/31/2012         12.147879          13.706610           42,825.7468
01/01/2013 to 12/31/2013         13.706610          18.150303           42,981.6944
01/01/2014 to 12/31/2014         18.150303          19.500268           36,523.7948
01/01/2015 to 12/31/2015         19.500268          20.446812           33,937.3885
01/01/2016 to 12/31/2016         20.446812          20.189855           30,085.1563
01/01/2017 to 12/31/2017         20.189855          26.678758           24,409.5702
01/01/2018 to 12/31/2018         26.678758          26.957181           19,343.7077
--------------------------       ---------          ---------        --------------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE CAP
GROWTH SUB-ACCOUNT (CLASS A) AND
 BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS
A))
01/01/2009 to 05/01/2009          9.280102           8.827642                0.0000
--------------------------       ---------          ---------        --------------


                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)
08/12/2013 to 12/31/2013      22.691474          22.573450             132,841.4033
01/01/2014 to 12/31/2014      22.573450          22.270772             211,722.3795
01/01/2015 to 12/31/2015      22.270772          21.972153             359,634.2659
01/01/2016 to 12/31/2016      21.972153          21.701847             424,581.2056
01/01/2017 to 12/31/2017      21.701847          21.547534             288,021.1004
01/01/2018 to 12/31/2018      21.547534          21.586297             265,316.0464
--------------------------    ---------          ---------             ------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS E)
05/03/2010 to 12/31/2010      13.785892          13.663056             870,069.8690
01/01/2011 to 12/31/2011      13.663056          13.480353           1,393,417.7913
01/01/2012 to 12/31/2012      13.480353          13.298616           1,468,170.3437
01/01/2013 to 12/31/2013      13.298616          13.120301           1,035,163.0769
01/01/2014 to 12/31/2014      13.120301          12.944376             752,860.9609
01/01/2015 to 12/31/2015      12.944376          12.770810             610,933.8979
01/01/2016 to 12/31/2016      12.770810          12.624846             563,667.9520
01/01/2017 to 12/31/2017      12.624846          12.548108             480,503.6710
01/01/2018 to 12/31/2018      12.548108          12.585286             418,720.2216
--------------------------    ---------          ---------           --------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS E) (FORMERLY LEGG MASON PARTNERS
VARIABLE INCOME TRUST - LEGG MASON
 WESTERN ASSET VARIABLE MONEY MARKET SUB-ACCOUNT))
01/01/2009 to 12/31/2009      14.004883          13.848000             890,115.7400
01/01/2010 to 04/30/2010      13.848000          13.787422                   0.0000
--------------------------    ---------          ---------           --------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS A)
05/02/2016 to 12/31/2016      55.082658          56.185414           1,408,070.5637
01/01/2017 to 12/31/2017      56.185414          66.004793           1,309,354.5920
01/01/2018 to 12/31/2018      66.004793          65.057832           1,098,747.3040
--------------------------    ---------          ---------           --------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS A) (FORMERLY INVESTORS SERIES
TRUST - PIONEER FUND SUB-ACCOUNT (CLASS A))
01/01/2009 to 12/31/2009      13.604457          16.627915             965,164.1700
01/01/2010 to 12/31/2010      16.627915          19.066306           1,798,904.8643
01/01/2011 to 12/31/2011      19.066306          17.955760           2,821,297.3546
01/01/2012 to 12/31/2012      17.955760          19.589776           3,608,903.8770
01/01/2013 to 12/31/2013      19.589776          25.719889           3,619,764.3825
01/01/2014 to 12/31/2014      25.719889          28.206249           3,254,098.1120
01/01/2015 to 12/31/2015      28.206249          27.845642           2,961,368.0820
01/01/2016 to 04/29/2016      27.845642          28.033295                   0.0000
--------------------------    ---------          ---------           --------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B)
05/02/2016 to 12/31/2016      52.267000          53.217354             218,201.2856
01/01/2017 to 12/31/2017      53.217354          62.381744             225,663.8962
01/01/2018 to 12/31/2018      62.381744          61.323499             214,783.4596
--------------------------    ---------          ---------           --------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - PIONEER FUND SUB-ACCOUNT (CLASS
 B))
08/12/2013 to 12/31/2013      12.018836          13.134968             178,011.8300
01/01/2014 to 12/31/2014      13.134968          14.375457             530,981.1239
01/01/2015 to 12/31/2015      14.375457          14.147164             727,179.0421
01/01/2016 to 04/29/2016      14.147164          14.237860                   0.0000
--------------------------    ---------          ---------           --------------


                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         14.456371          13.941721           563,768.4028
01/01/2013 to 12/31/2013         13.941721          18.807266           519,198.3226
01/01/2014 to 12/31/2014         18.807266          20.177425           466,625.7156
01/01/2015 to 12/31/2015         20.177425          22.004980           393,406.0534
01/01/2016 to 12/31/2016         22.004980          21.681752           366,731.1529
01/01/2017 to 12/31/2017         21.681752          29.304438           307,568.6480
01/01/2018 to 12/31/2018         29.304438          28.942269           254,059.5134
--------------------------       ---------          ---------           ------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          5.523112           7.830435           713,911.9100
01/01/2010 to 12/31/2010          7.830435           8.451421           814,999.8082
01/01/2011 to 12/31/2011          8.451421           8.223214           888,311.2530
01/01/2012 to 04/27/2012          8.223214           9.252594                 0.0000
--------------------------       ---------          ---------           ------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)
05/02/2016 to 12/31/2016         31.912835          33.144015         6,987,433.1248
01/01/2017 to 12/31/2017         33.144015          35.391103         6,674,367.4075
01/01/2018 to 12/31/2018         35.391103          33.588148         6,033,262.6314
--------------------------       ---------          ---------         --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY MET
INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS A))
01/01/2009 to 12/31/2009         17.562540          23.060271         2,717,407.8800
01/01/2010 to 12/31/2010         23.060271          25.521213         4,341,633.0528
01/01/2011 to 12/31/2011         25.521213          26.093622         6,236,451.3564
01/01/2012 to 12/31/2012         26.093622          28.734479         8,067,160.1492
01/01/2013 to 12/31/2013         28.734479          28.787115         9,375,335.9363
01/01/2014 to 12/31/2014         28.787115          29.702944         8,993,793.3396
01/01/2015 to 12/31/2015         29.702944          28.924993         8,347,043.7306
01/01/2016 to 04/29/2016         28.924993          29.673683                 0.0000
--------------------------       ---------          ---------         --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         30.316578          31.455359         1,219,048.2428
01/01/2017 to 12/31/2017         31.455359          33.496562         1,262,596.3584
01/01/2018 to 12/31/2018         33.496562          31.715211         1,253,120.6520
--------------------------       ---------          ---------         --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET
INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS B))
08/12/2013 to 12/31/2013          2.712562           2.741129         2,554,309.4261
01/01/2014 to 12/31/2014          2.741129           2.823285         8,018,626.9585
01/01/2015 to 12/31/2015          2.823285           2.741422        11,935,812.2126
01/01/2016 to 04/29/2016          2.741422           2.809331                 0.0000
--------------------------       ---------          ---------        ---------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         16.391910          16.831991           887,102.2100
01/01/2010 to 12/31/2010         16.831991          17.518429         1,544,666.0277
01/01/2011 to 12/31/2011         17.518429          18.194266         2,283,326.3250
01/01/2012 to 12/31/2012         18.194266          18.496078         2,977,041.7354
01/01/2013 to 12/31/2013         18.496078          18.082883         3,152,666.3425
01/01/2014 to 12/31/2014         18.082883          18.295368         3,109,459.6365
01/01/2015 to 12/31/2015         18.295368          18.105479         3,183,181.7933
01/01/2016 to 12/31/2016         18.105479          18.045147         2,966,043.7825
01/01/2017 to 12/31/2017         18.045147          18.102233         2,927,627.4924
01/01/2018 to 12/31/2018         18.102233          17.982770         2,614,803.3663
--------------------------       ---------          ---------        ---------------


                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
FIDELITY(Reg. TM) VARIABLE INSURANCE PRODUCTS
CONTRAFUND(Reg. TM) SUB-ACCOUNT (SERVICE CLASS 2)
08/12/2013 to 12/31/2013          5.293887           5.838730          934,251.9567
01/01/2014 to 12/31/2014          5.838730           6.431797        2,388,182.8681
01/01/2015 to 12/31/2015          6.431797           6.371917        3,340,971.1006
01/01/2016 to 12/31/2016          6.371917           6.772435        3,656,705.2802
01/01/2017 to 12/31/2017          6.772435           8.124340        3,675,002.5766
01/01/2018 to 12/31/2018          8.124340           7.482602        3,477,227.2671
--------------------------        --------           --------        --------------

CONTRAFUND(Reg. TM) SUB-ACCOUNT (SERVICE CLASS)
01/01/2009 to 12/31/2009         27.044504          36.197957          766,987.2600
01/01/2010 to 12/31/2010         36.197957          41.822904        1,120,002.0622
01/01/2011 to 12/31/2011         41.822904          40.175147        1,554,858.2943
01/01/2012 to 12/31/2012         40.175147          46.097376        1,920,781.2124
01/01/2013 to 12/31/2013         46.097376          59.644353        1,985,463.5137
01/01/2014 to 12/31/2014         59.644353          65.798095        1,749,503.9923
01/01/2015 to 12/31/2015         65.798095          65.277969        1,564,201.6842
01/01/2016 to 12/31/2016         65.277969          69.498187        1,423,844.6145
01/01/2017 to 12/31/2017         69.498187          83.491615        1,256,087.6294
01/01/2018 to 12/31/2018         83.491615          77.022594        1,078,409.7018
--------------------------       ---------          ---------        --------------

MID CAP SUB-ACCOUNT (SERVICE CLASS 2)
01/01/2009 to 12/31/2009         24.653365          33.991678          818,808.5500
01/01/2010 to 12/31/2010         33.991678          43.118083        1,326,915.0387
01/01/2011 to 12/31/2011         43.118083          37.924133        2,034,373.6981
01/01/2012 to 12/31/2012         37.924133          42.861406        2,554,198.0812
01/01/2013 to 12/31/2013         42.861406          57.455098        2,620,475.2037
01/01/2014 to 12/31/2014         57.455098          60.103769        2,516,631.3305
01/01/2015 to 12/31/2015         60.103769          58.332046        2,341,482.5024
01/01/2016 to 12/31/2016         58.332046          64.411722        2,172,944.7797
01/01/2017 to 12/31/2017         64.411722          76.601857        1,969,027.5796
01/01/2018 to 12/31/2018         76.601857          64.405364        1,745,815.0652
--------------------------       ---------          ---------        --------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN INCOME VIP SUB-ACCOUNT (CLASS 2)
01/01/2009 to 12/31/2009         32.408457          43.355351          681,296.2600
01/01/2010 to 12/31/2010         43.355351          48.195023          920,510.1232
01/01/2011 to 12/31/2011         48.195023          48.683885        1,179,024.2233
01/01/2012 to 12/31/2012         48.683885          54.104558        1,427,128.0070
01/01/2013 to 12/31/2013         54.104558          60.820960        1,527,386.6004
01/01/2014 to 12/31/2014         60.820960          62.775211        1,480,655.6470
01/01/2015 to 12/31/2015         62.775211          57.564423        1,415,594.9047
01/01/2016 to 12/31/2016         57.564423          64.756859        1,301,348.0374
01/01/2017 to 12/31/2017         64.756859          70.071236        1,195,998.5078
01/01/2018 to 12/31/2018         70.071236          66.151270        1,056,268.2333
--------------------------       ---------          ---------        --------------

FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT (CLASS 2)
01/01/2009 to 12/31/2009         15.106154          18.785753          962,662.9600
01/01/2010 to 12/31/2010         18.785753          20.608847        1,253,132.3614
01/01/2011 to 12/31/2011         20.608847          20.121188        1,553,557.7426
01/01/2012 to 12/31/2012         20.121188          22.677463        1,673,103.8177
01/01/2013 to 12/31/2013         22.677463          28.696513        1,638,942.4954
01/01/2014 to 12/31/2014         28.696513          30.328134        1,571,301.3470
01/01/2015 to 12/31/2015         30.328134          28.444337        1,465,241.9181
01/01/2016 to 12/31/2016         28.444337          32.569338        1,342,757.8223
01/01/2017 to 12/31/2017         32.569338          34.816266        1,235,119.7880
01/01/2018 to 12/31/2018         34.816266          31.232736        1,083,155.3477
--------------------------       ---------          ---------        --------------


                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT (CLASS 2)
01/01/2009 to 12/31/2009          5.796158           7.385723          610,721.5000
01/01/2010 to 12/31/2010          7.385723           9.343263        1,141,622.3569
01/01/2011 to 12/31/2011          9.343263           8.871599        2,091,770.3984
01/01/2012 to 12/31/2012          8.871599          10.361374        3,026,921.9408
01/01/2013 to 12/31/2013         10.361374          13.926970        3,274,309.0896
01/01/2014 to 12/31/2014         13.926970          13.818680        3,259,001.6812
01/01/2015 to 12/31/2015         13.818680          12.626278        3,146,120.7277
01/01/2016 to 12/31/2016         12.626278          16.217489        2,787,228.8774
01/01/2017 to 12/31/2017         16.217489          17.705002        2,609,906.0576
01/01/2018 to 12/31/2018         17.705002          15.217183        2,363,316.4178
--------------------------       ---------          ---------        --------------

TEMPLETON GLOBAL BOND VIP SUB-ACCOUNT (CLASS 2)
01/01/2009 to 12/31/2009         13.325798          15.603356          988,458.3300
01/01/2010 to 12/31/2010         15.603356          17.618427        1,713,010.9715
01/01/2011 to 12/31/2011         17.618427          17.231392        2,822,479.1844
01/01/2012 to 12/31/2012         17.231392          19.560284        3,834,318.3240
01/01/2013 to 12/31/2013         19.560284          19.612404        4,502,260.2754
01/01/2014 to 12/31/2014         19.612404          19.704124        4,488,623.3892
01/01/2015 to 12/31/2015         19.704124          18.603058        4,266,146.5453
01/01/2016 to 12/31/2016         18.603058          18.892938        4,058,981.5155
01/01/2017 to 12/31/2017         18.892938          18.999260        3,909,682.8111
01/01/2018 to 12/31/2018         18.999260          19.106332        3,579,870.7990
--------------------------       ---------          ---------        --------------

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
01/01/2009 to 12/31/2009          8.684507          11.529846        1,438,882.5700
01/01/2010 to 12/31/2010         11.529846          14.220352        1,797,877.5275
01/01/2011 to 12/31/2011         14.220352          14.376707        2,325,681.9625
01/01/2012 to 12/31/2012         14.376707          16.838481        2,731,730.3566
01/01/2013 to 12/31/2013         16.838481          24.550538        3,020,814.1022
01/01/2014 to 12/31/2014         24.550538          29.161234        3,058,768.9960
01/01/2015 to 12/31/2015         29.161234          28.270922        3,123,316.7837
01/01/2016 to 12/31/2016         28.270922          28.227350        3,074,006.9535
01/01/2017 to 12/31/2017         28.227350          32.386781        2,870,485.6398
01/01/2018 to 12/31/2018         32.386781          29.283878        2,555,131.8598
--------------------------       ---------          ---------        --------------

CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
01/01/2009 to 12/31/2009         23.808695          28.684347          894,218.5300
01/01/2010 to 12/31/2010         28.684347          31.873018        1,431,958.2275
01/01/2011 to 12/31/2011         31.873018          32.265395        2,035,009.8290
01/01/2012 to 12/31/2012         32.265395          36.907355        2,467,770.3327
01/01/2013 to 12/31/2013         36.907355          47.336682        2,769,263.5038
01/01/2014 to 12/31/2014         47.336682          51.835977        2,707,017.2690
01/01/2015 to 12/31/2015         51.835977          51.959133        2,564,136.6292
01/01/2016 to 12/31/2016         51.959133          56.270231        2,381,148.9784
01/01/2017 to 12/31/2017         56.270231          66.369265        2,228,292.2993
01/01/2018 to 12/31/2018         66.369265          64.334354        1,905,154.8212
--------------------------       ---------          ---------        --------------


                       1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT (CLASS II)
01/01/2009 to 12/31/2009          9.678937       11.710392             889,054.0400
01/01/2010 to 12/31/2010         11.710392       12.953375           1,279,024.5134
01/01/2011 to 12/31/2011         12.953375       13.765450           1,842,476.8200
01/01/2012 to 12/31/2012         13.765450       15.491582           2,617,770.3251
01/01/2013 to 12/31/2013         15.491582       19.209268           3,136,354.9882
01/01/2014 to 12/31/2014         19.209268       21.506943           3,133,800.3228
01/01/2015 to 12/31/2015         21.506943       20.276701           3,078,733.7451
01/01/2016 to 12/31/2016         20.276701       22.961515           2,905,164.7837
01/01/2017 to 12/31/2017         22.961515       26.961222           2,691,965.5086
01/01/2018 to 12/31/2018         26.961222       25.268853           2,315,822.2676
--------------------------       ---------       ---------           --------------

CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
01/01/2009 to 12/31/2009         10.046098       14.150931             263,567.0400
01/01/2010 to 12/31/2010         14.150931       17.477201             396,885.6520
01/01/2011 to 12/31/2011         17.477201       17.482442             592,971.5855
01/01/2012 to 12/31/2012         17.482442       20.597525             810,232.6563
01/01/2013 to 12/31/2013         20.597525       29.882840             973,862.2688
01/01/2014 to 12/31/2014         29.882840       30.684505           1,014,590.0198
01/01/2015 to 12/31/2015         30.684505       28.948499             954,060.8336
01/01/2016 to 12/31/2016         28.948499       30.217645             942,136.6149
01/01/2017 to 12/31/2017         30.217645       37.048207             840,162.1666
01/01/2018 to 12/31/2018         37.048207       37.804376             700,822.7636
--------------------------       ---------       ---------           --------------

QS VARIABLE CONSERVATIVE GROWTH SUB-ACCOUNT (CLASS I) (FORMERLY QS LEGG MASON VARIABLE
CONSERVATIVE GROWTH SUB-ACCOUNT)
05/03/2010 to 12/31/2010         16.368428       17.324178             102,088.8961
01/01/2011 to 12/31/2011         17.324178       17.292749             332,882.0577
01/01/2012 to 12/31/2012         17.292749       19.293732             454,222.2727
01/01/2013 to 12/31/2013         19.293732       21.953935             567,776.4567
01/01/2014 to 12/31/2014         21.953935       22.722420             560,516.7357
01/01/2015 to 12/31/2015         22.722420       22.152008             556,608.5589
01/01/2016 to 12/31/2016         22.152008       23.478993             527,009.8413
01/01/2017 to 12/31/2017         23.478993       26.303745             509,361.9593
01/01/2018 to 12/31/2018         26.303745       24.807507             468,466.2211
--------------------------       ---------       ---------           --------------

QS VARIABLE GROWTH SUB-ACCOUNT (CLASS I) (FORMERLY QS LEGG MASON VARIABLE GROWTH
SUB-ACCOUNT)
01/01/2009 to 12/31/2009          9.701558       12.679953           1,275,411.0500
01/01/2010 to 12/31/2010         12.679953       14.473884           1,442,897.9378
01/01/2011 to 12/31/2011         14.473884       13.950410           1,684,307.9565
01/01/2012 to 12/31/2012         13.950410       15.949086           1,767,225.1759
01/01/2013 to 12/31/2013         15.949086       19.904896           1,707,373.4513
01/01/2014 to 12/31/2014         19.904896       20.558296           1,628,354.3110
01/01/2015 to 12/31/2015         20.558296       19.829575           1,506,486.1735
01/01/2016 to 12/31/2016         19.829575       21.226235           1,373,143.8800
01/01/2017 to 12/31/2017         21.226235       24.991546           1,249,733.2247
01/01/2018 to 12/31/2018         24.991546       22.671361           1,094,486.3384
--------------------------       ---------       ---------           --------------

LEGG MASON PARTNERS VARIABLE INCOME TRUST
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
01/01/2009 to 12/31/2009         11.305325       17.350454             356,196.8200
01/01/2010 to 12/31/2010         17.350454       19.672044             542,519.3518
01/01/2011 to 12/31/2011         19.672044       19.741211             742,657.8192
01/01/2012 to 12/31/2012         19.741211       23.044568             971,852.2205
01/01/2013 to 12/31/2013         23.044568       24.161094           1,123,031.7053
01/01/2014 to 12/31/2014         24.161094       23.562425           1,154,585.5844
01/01/2015 to 12/31/2015         23.562425       21.889026           1,125,444.9002
01/01/2016 to 12/31/2016         21.889026       24.965541           1,015,377.0648
01/01/2017 to 12/31/2017         24.965541       26.762729             963,792.6701
01/01/2018 to 12/31/2018         26.762729       25.366616             876,073.4570
--------------------------       ---------       ---------           --------------


                      1.35% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
OPPENHEIMER MAIN STREET SMALL CAP FUND(Reg. TM)/VA SUB-ACCOUNT (SERVICE SHARES)
01/01/2009 to 12/31/2009      10.405945          14.052951          1,109,738.0400
01/01/2010 to 12/31/2010      14.052951          17.061319          1,478,440.2722
01/01/2011 to 12/31/2011      17.061319          16.431887          1,728,018.9633
01/01/2012 to 12/31/2012      16.431887          19.074874          1,754,225.9717
01/01/2013 to 12/31/2013      19.074874          26.464204          1,628,921.2948
01/01/2014 to 12/31/2014      26.464204          29.152306          1,544,993.4146
01/01/2015 to 12/31/2015      29.152306          27.008745          1,435,883.1604
01/01/2016 to 12/31/2016      27.008745          31.355622          1,296,076.8469
01/01/2017 to 12/31/2017      31.355622          35.239757          1,161,312.8941
01/01/2018 to 12/31/2018      35.239757          31.100834            987,235.5830
--------------------------    ---------          ---------          --------------

PIONEER VARIABLE CONTRACTS TRUST
PIONEER MID CAP VALUE VCT SUB-ACCOUNT (CLASS II)
01/01/2009 to 12/31/2009      22.040453          27.238235            241,788.9800
01/01/2010 to 12/31/2010      27.238235          31.681622            330,085.7844
01/01/2011 to 12/31/2011      31.681622          29.431873            433,834.9014
01/01/2012 to 12/31/2012      29.431873          32.178558            496,743.5348
01/01/2013 to 12/31/2013      32.178558          42.145330            499,712.7978
01/01/2014 to 12/31/2014      42.145330          47.733745            472,893.4550
01/01/2015 to 12/31/2015      47.733745          44.101499            455,357.7770
01/01/2016 to 12/31/2016      44.101499          50.572020            433,195.9862
01/01/2017 to 12/31/2017      50.572020          56.316668            396,647.4892
01/01/2018 to 12/31/2018      56.316668          44.726091            364,196.0940

                      1.45% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT (SERIES II)
01/01/2009 to 12/31/2009      11.632456          14.043308            24,082.0100
01/01/2010 to 12/31/2010      14.043308          15.506536            29,144.8688
01/01/2011 to 12/31/2011      15.506536          15.085123            38,933.1993
01/01/2012 to 12/31/2012      15.085123          16.708603            41,557.5008
01/01/2013 to 12/31/2013      16.708603          20.566372            43,183.9980
01/01/2014 to 12/31/2014      20.566372          22.047451            46,591.8209
01/01/2015 to 12/31/2015      22.047451          21.168293            42,435.7147
01/01/2016 to 12/31/2016      21.168293          23.958833            38,595.6614
01/01/2017 to 12/31/2017      23.958833          26.160573            37,820.2018
01/01/2018 to 12/31/2018      26.160573          23.273844            31,171.3982
--------------------------    ---------          ---------            -----------

INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II) (FORMERLY AIM V.I.
INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II))
01/01/2009 to 12/31/2009      17.289505          22.989907             4,495.2400
01/01/2010 to 12/31/2010      22.989907          25.516127             7,685.6596
01/01/2011 to 12/31/2011      25.516127          23.391008             9,337.0271
01/01/2012 to 12/31/2012      23.391008          26.569247            12,926.9533
01/01/2013 to 12/31/2013      26.569247          31.088433            16,208.6890
01/01/2014 to 12/31/2014      31.088433          30.668434            17,180.5801
01/01/2015 to 12/31/2015      30.668434          29.436243            17,391.0152
01/01/2016 to 12/31/2016      29.436243          28.810399            15,096.6574
01/01/2017 to 12/31/2017      28.810399          34.850493            11,980.3049
01/01/2018 to 12/31/2018      34.850493          29.123541            10,076.8206
--------------------------    ---------          ---------            -----------

AMERICAN FUNDS INSURANCE SERIES(Reg. TM)
AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS 2)
01/01/2009 to 12/31/2009      14.090191          15.637995             3,355.2000
01/01/2010 to 12/31/2010      15.637995          16.406209             9,198.2529
01/01/2011 to 12/31/2011      16.406209          17.157652            20,423.4456
01/01/2012 to 12/31/2012      17.157652          17.818041            23,690.4636
01/01/2013 to 12/31/2013      17.818041          17.182521            23,455.1260
01/01/2014 to 12/31/2014      17.182521          17.829047            23,703.7366
01/01/2015 to 12/31/2015      17.829047          17.620597            21,858.2048
01/01/2016 to 12/31/2016      17.620597          17.878291            18,968.1112
01/01/2017 to 12/31/2017      17.878291          18.267439            29,390.7503
01/01/2018 to 12/31/2018      18.267439          17.874722            14,376.6960
--------------------------    ---------          ---------            -----------

AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
01/01/2009 to 12/31/2009      17.712721          24.843194             3,783.8100
01/01/2010 to 12/31/2010      24.843194          27.361898             3,817.5421
01/01/2011 to 12/31/2011      27.361898          24.572313             4,808.7213
01/01/2012 to 12/31/2012      24.572313          29.680835             7,037.4763
01/01/2013 to 12/31/2013      29.680835          37.789311             9,333.6259
01/01/2014 to 12/31/2014      37.789311          38.106900             7,994.1589
01/01/2015 to 12/31/2015      38.106900          40.163764             7,609.7657
01/01/2016 to 12/31/2016      40.163764          39.831484             6,892.4381
01/01/2017 to 12/31/2017      39.831484          51.615056             7,495.0616
01/01/2018 to 12/31/2018      51.615056          46.267705             6,965.5744
--------------------------    ---------          ---------            -----------


                      1.45% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
01/01/2009 to 12/31/2009          16.108921          25.609244         6,973.9100
01/01/2010 to 12/31/2010          25.609244          30.898444         7,469.4119
01/01/2011 to 12/31/2011          30.898444          24.624013         6,400.4884
01/01/2012 to 12/31/2012          24.624013          28.679214         8,125.5847
01/01/2013 to 12/31/2013          28.679214          36.260014         7,964.8861
01/01/2014 to 12/31/2014          36.260014          36.496653         7,368.8201
01/01/2015 to 12/31/2015          36.496653          36.066858         6,788.6471
01/01/2016 to 12/31/2016          36.066858          36.293610         5,549.5162
01/01/2017 to 12/31/2017          36.293610          45.035854         3,686.8094
01/01/2018 to 12/31/2018          45.035854          39.702362         2,888.0803
--------------------------        ---------          ---------         ----------

AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
01/01/2009 to 12/31/2009          96.365336         132.411099         1,747.8900
01/01/2010 to 12/31/2010         132.411099         154.886143         3,635.3581
01/01/2011 to 12/31/2011         154.886143         146.131949         7,855.3466
01/01/2012 to 12/31/2012         146.131949         169.784391         9,673.2459
01/01/2013 to 12/31/2013         169.784391         217.714625         8,911.2561
01/01/2014 to 12/31/2014         217.714625         232.839494         7,758.4554
01/01/2015 to 12/31/2015         232.839494         245.226415         6,083.3784
01/01/2016 to 12/31/2016         245.226415         264.628377         4,961.2670
01/01/2017 to 12/31/2017         264.628377         334.624934         4,179.5768
01/01/2018 to 12/31/2018         334.624934         328.965788         3,616.5532
--------------------------       ----------         ----------         ----------

AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
01/01/2009 to 12/31/2009          72.651987          93.976807         1,777.8700
01/01/2010 to 12/31/2010          93.976807         103.208759         2,638.5604
01/01/2011 to 12/31/2011         103.208759          99.864573         5,286.5532
01/01/2012 to 12/31/2012          99.864573         115.626013         4,322.3386
01/01/2013 to 12/31/2013         115.626013         152.139809         3,950.4263
01/01/2014 to 12/31/2014         152.139809         165.896435         3,403.6578
01/01/2015 to 12/31/2015         165.896435         165.886981         2,713.0945
01/01/2016 to 12/31/2016         165.886981         182.336245         2,336.8227
01/01/2017 to 12/31/2017         182.336245         219.945196         2,225.2190
01/01/2018 to 12/31/2018         219.945196         212.888354         1,615.8919
--------------------------       ----------         ----------         ----------

BRIGHTHOUSE FUNDS TRUST I
AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
08/12/2013 to 12/31/2013          11.502113          12.793233         2,607.0285
01/01/2014 to 12/31/2014          12.793233          13.640962         7,099.4962
01/01/2015 to 12/31/2015          13.640962          14.317353        24,541.4867
01/01/2016 to 12/31/2016          14.317353          15.395294        41,664.5812
01/01/2017 to 12/31/2017          15.395294          19.408179        29,621.5497
01/01/2018 to 12/31/2018          19.408179          19.031816        30,179.3916
--------------------------       ----------         ----------        -----------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          22.212415          23.886740         7,944.6206
01/01/2013 to 12/31/2013          23.886740          25.740253         5,157.5022
01/01/2014 to 12/31/2014          25.740253          26.205737         4,605.6550
01/01/2015 to 12/31/2015          26.205737          24.783199         4,293.0030
01/01/2016 to 12/31/2016          24.783199          27.840842         3,971.1781
01/01/2017 to 12/31/2017          27.840842          29.570478         3,999.4952
01/01/2018 to 12/31/2018          29.570478          28.305119         3,773.7365
--------------------------       ----------         ----------        -----------


                      1.45% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(Reg.
TM) EMERGING MARKETS EQUITY SUB-ACCOUNT
 (CLASS B))
01/01/2009 to 12/31/2009          6.181240          10.292728          6,254.8200
01/01/2010 to 12/31/2010         10.292728          12.544531         15,445.3737
01/01/2011 to 12/31/2011         12.544531          10.051656         19,550.8782
01/01/2012 to 12/31/2012         10.051656          11.778142         38,795.3663
01/01/2013 to 12/31/2013         11.778142          11.030360         41,918.4367
01/01/2014 to 12/31/2014         11.030360          10.162634         39,147.8271
01/01/2015 to 12/31/2015         10.162634           8.632770         26,389.5773
01/01/2016 to 12/31/2016          8.632770           9.487161         21,293.0881
01/01/2017 to 12/31/2017          9.487161          11.999941         16,124.5485
01/01/2018 to 12/31/2018         11.999941          10.149098         13,317.9821
--------------------------       ---------          ---------         -----------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         17.612601          18.712430         13,022.4251
01/01/2015 to 12/31/2015         18.712430          18.184584         13,767.0679
01/01/2016 to 12/31/2016         18.184584          18.079469         12,253.0125
01/01/2017 to 12/31/2017         18.079469          19.734734         11,692.6775
01/01/2018 to 12/31/2018         19.734734          17.767556         10,971.2999
--------------------------       ---------          ---------         -----------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE INSURANCE FUNDS) -
 INVESCO V.I. GLOBAL REAL ESTATE (SERIES II))
01/01/2009 to 12/31/2009          5.238865           6.769187          8,987.7500
01/01/2010 to 12/31/2010          6.769187           7.821969          6,976.4558
01/01/2011 to 12/31/2011          7.821969           7.190921          4,088.8241
01/01/2012 to 12/31/2012          7.190921           9.060365         20,173.5383
01/01/2013 to 12/31/2013          9.060365           9.147620         15,917.3536
01/01/2014 to 04/25/2014          9.147620           9.619296              0.0000
--------------------------       ---------          ---------         -----------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B) (FORMERLY THE UNIVERSAL INSTITUTIONAL
FUNDS, INC. - UIF U.S. REAL ESTATE SUB-
 ACCOUNT (CLASS I))
01/01/2009 to 12/31/2009         28.280972          35.776906          1,336.8100
01/01/2010 to 12/31/2010         35.776906          45.827824          1,209.7117
01/01/2011 to 12/31/2011         45.827824          47.843497            887.6516
01/01/2012 to 12/31/2012         47.843497          54.618242          1,602.5237
01/01/2013 to 12/31/2013         54.618242          54.937603          1,330.6183
01/01/2014 to 04/25/2014         54.937603          61.254183              0.0000
--------------------------       ---------          ---------         -----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          8.444876           7.651917         13,494.2141
01/01/2012 to 12/31/2012          7.651917           8.936922         13,245.1114
01/01/2013 to 12/31/2013          8.936922          12.825067          9,510.6704
01/01/2014 to 12/31/2014         12.825067          15.028614          5,802.6743
01/01/2015 to 12/31/2015         15.028614          14.214388          5,553.8860
01/01/2016 to 12/31/2016         14.214388          14.385315          5,734.3628
01/01/2017 to 12/31/2017         14.385315          16.788895          4,758.5718
01/01/2018 to 12/31/2018         16.788895          15.378035          4,656.2793
--------------------------       ---------          ---------         -----------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          4.629451           6.295313         17,012.9200
01/01/2010 to 12/31/2010          6.295313           6.659839         16,343.5977
01/01/2011 to 04/29/2011          6.659839           7.080322              0.0000
--------------------------       ---------          ---------         -----------


                      1.45% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         18.502346          21.377120              0.0000
01/01/2013 to 12/31/2013         21.377120          27.493506          1,443.5804
01/01/2014 to 12/31/2014         27.493506          25.528787          2,095.0649
01/01/2015 to 12/31/2015         25.528787          24.023508          3,681.1064
01/01/2016 to 12/31/2016         24.023508          25.613994          3,654.8647
01/01/2017 to 12/31/2017         25.613994          32.928368          3,997.3817
01/01/2018 to 12/31/2018         32.928368          24.672089          4,040.8464
--------------------------       ---------          ---------          ----------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          7.262865           9.071678         12,515.4100
01/01/2010 to 12/31/2010          9.071678          10.271292         14,110.3011
01/01/2011 to 12/31/2011         10.271292           9.975596         17,853.6342
01/01/2012 to 12/31/2012          9.975596          11.652167         14,777.5975
01/01/2013 to 12/31/2013         11.652167          15.549156         16,910.5322
01/01/2014 to 12/31/2014         15.549156          16.752475         58,291.7054
01/01/2015 to 12/31/2015         16.752475          15.525439         49,633.3389
01/01/2016 to 12/31/2016         15.525439          17.948893         45,285.1809
01/01/2017 to 12/31/2017         17.948893          20.879321         36,945.5419
01/01/2018 to 12/31/2018         20.879321          18.075944         29,578.6415
--------------------------       ---------          ---------         -----------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE INSURANCE FUNDS (INVESCO
VARIABLE INSURANCE FUNDS) - INVESCO V.I.
 GROWTH AND INCOME SUB-ACCOUNT (SERIES II))
01/01/2009 to 12/31/2009         17.270315          21.125500          7,810.7900
01/01/2010 to 12/31/2010         21.125500          23.360109          9,789.9832
01/01/2011 to 12/31/2011         23.360109          22.503796         12,182.1806
01/01/2012 to 12/31/2012         22.503796          25.360343         16,242.1488
01/01/2013 to 12/31/2013         25.360343          33.435822         19,812.1357
01/01/2014 to 04/25/2014         33.435822          33.638656              0.0000
--------------------------       ---------          ---------         -----------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B) (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS
B) AND BEFORE THAT VAN KAMPEN LIFE
 INVESTMENT TRUST - VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT (CLASS II))
01/01/2009 to 05/01/2009          9.698861           9.411194              0.0000
--------------------------       ---------          ---------         -----------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.650928          12.728957          1,590.4900
01/01/2010 to 12/31/2010         12.728957          15.830719          1,956.0395
01/01/2011 to 12/31/2011         15.830719          15.434620          2,246.7125
01/01/2012 to 12/31/2012         15.434620          17.984488          3,229.2490
01/01/2013 to 12/31/2013         17.984488          24.847179          9,889.0315
01/01/2014 to 12/31/2014         24.847179          26.426854          6,158.5761
01/01/2015 to 12/31/2015         26.426854          25.601123          7,055.2145
01/01/2016 to 12/31/2016         25.601123          28.117877          5,575.6160
01/01/2017 to 12/31/2017         28.117877          34.734902          4,285.6510
01/01/2018 to 12/31/2018         34.734902          31.134896          3,627.7035
--------------------------       ---------          ---------         -----------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         14.181484          14.561400              0.0000
01/01/2013 to 12/31/2013         14.561400          16.810021              0.0000
01/01/2014 to 12/31/2014         16.810021          17.142493          1,776.0452
01/01/2015 to 12/31/2015         17.142493          17.103167          2,314.7617
01/01/2016 to 12/31/2016         17.103167          17.662263          2,264.7956
01/01/2017 to 12/31/2017         17.662263          21.407362          2,255.1956
01/01/2018 to 12/31/2018         21.407362          19.960817              0.0000
--------------------------       ---------          ---------         -----------


                      1.45% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.139776          13.148474          1,874.3900
01/01/2010 to 12/31/2010         13.148474          14.437271          2,326.3921
01/01/2011 to 12/31/2011         14.437271          12.705236          2,703.7820
01/01/2012 to 12/31/2012         12.705236          14.613502          2,720.4679
01/01/2013 to 12/31/2013         14.613502          17.176851          3,135.1582
01/01/2014 to 12/31/2014         17.176851          15.753059          3,426.5280
01/01/2015 to 12/31/2015         15.753059          15.250886          3,014.1115
01/01/2016 to 12/31/2016         15.250886          14.899781          2,548.1220
01/01/2017 to 12/31/2017         14.899781          18.820710          2,655.0552
01/01/2018 to 12/31/2018         18.820710          15.952234          2,564.3909
--------------------------       ---------          ---------          ----------

MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          6.845634          10.611317          7,353.8300
01/01/2010 to 12/31/2010         10.611317          13.814502          7,794.3255
01/01/2011 to 12/31/2011         13.814502          12.673547          6,200.2240
01/01/2012 to 12/31/2012         12.673547          13.649509         13,558.4624
01/01/2013 to 12/31/2013         13.649509          18.702994         13,750.5196
01/01/2014 to 12/31/2014         18.702994          18.620717         14,417.6125
01/01/2015 to 12/31/2015         18.620717          17.430863         14,705.5565
01/01/2016 to 12/31/2016         17.430863          15.726475         12,470.1089
01/01/2017 to 12/31/2017         15.726475          21.687484          9,583.2927
01/01/2018 to 12/31/2018         21.687484          23.543238          7,490.5658
--------------------------       ---------          ---------         -----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         11.785462          16.239084            694.9600
01/01/2010 to 12/31/2010         16.239084          18.554643            867.9144
01/01/2011 to 12/31/2011         18.554643          16.750899            895.0086
01/01/2012 to 12/31/2012         16.750899          20.004342            887.3145
01/01/2013 to 12/31/2013         20.004342          25.062239          6,787.7055
01/01/2014 to 12/31/2014         25.062239          25.230657          6,145.7316
01/01/2015 to 12/31/2015         25.230657          25.846150          5,892.8150
01/01/2016 to 12/31/2016         25.846150          25.532953          5,252.7098
01/01/2017 to 12/31/2017         25.532953          34.411311          3,980.3786
01/01/2018 to 12/31/2018         34.411311          29.455443          3,678.5787
--------------------------       ---------          ---------         -----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
SUB-ACCOUNT (CLASS 2))
01/01/2009 to 12/31/2009          7.905825          10.215595          1,125.7500
01/01/2010 to 12/31/2010         10.215595          10.813119          4,104.7541
01/01/2011 to 04/29/2011         10.813119          12.062219              0.0000
--------------------------       ---------          ---------         -----------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B))
05/03/2010 to 12/31/2010          8.702901           9.108319              0.0000
01/01/2011 to 12/31/2011          9.108319           8.358299          3,673.7891
01/01/2012 to 12/31/2012          8.358299          10.067294         10,551.3433
01/01/2013 to 04/26/2013         10.067294          10.700888              0.0000
--------------------------       ---------          ---------         -----------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E)
04/28/2014 to 12/31/2014         44.257261          48.331973          5,784.9626
01/01/2015 to 12/31/2015         48.331973          45.975896          6,100.9493
01/01/2016 to 12/31/2016         45.975896          52.590822          5,492.7330
01/01/2017 to 12/31/2017         52.590822          60.683783          5,376.4837
01/01/2018 to 12/31/2018         60.683783          54.385638          4,201.4815
--------------------------       ---------          ---------         -----------


                      1.45% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E) (FORMERLY LEGG MASON PARTNERS
VARIABLE EQUITY TRUST - CLEARBRIDGE VARIABLE
 ALL CAP VALUE SUB-ACCOUNT (CLASS I))
01/01/2009 to 12/31/2009         21.974745          28.016984          6,627.5400
01/01/2010 to 12/31/2010         28.016984          32.199039          7,454.6268
01/01/2011 to 12/31/2011         32.199039          29.770024          5,959.0038
01/01/2012 to 12/31/2012         29.770024          33.733974          4,618.1823
01/01/2013 to 12/31/2013         33.733974          43.943174          6,102.2462
01/01/2014 to 04/25/2014         43.943174          44.193163              0.0000
--------------------------       ---------          ---------          ----------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE INSURANCE
FUNDS (INVESCO VARIABLE INSURANCE
 FUNDS) - INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT (SERIES II) AND BEFORE THAT THE
UNIVERSAL INSTITUTIONAL FUNDS, INC. - UIF U.S. MID
 CAP VALUE SUB-ACCOUNT CLASS II))
01/01/2009 to 12/31/2009          6.344975           8.702570          4,827.0700
01/01/2010 to 12/31/2010          8.702570          10.479974          4,879.7164
01/01/2011 to 12/31/2011         10.479974          10.414796          3,663.0948
01/01/2012 to 12/31/2012         10.414796          12.016795          5,596.2582
01/01/2013 to 12/31/2013         12.016795          15.862801          7,345.8446
01/01/2014 to 04/25/2014         15.862801          15.854474              0.0000
--------------------------       ---------          ---------          ----------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         34.994432          37.909890          4,403.4339
01/01/2015 to 12/31/2015         37.909890          34.008377          4,586.0262
01/01/2016 to 12/31/2016         34.008377          38.715689          4,301.2924
01/01/2017 to 12/31/2017         38.715689          41.775570          3,495.6561
01/01/2018 to 12/31/2018         41.775570          36.993249          3,261.2723
--------------------------       ---------          ---------          ----------

BRIGHTHOUSE FUNDS TRUST II
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         55.584831          57.778696            865.5927
01/01/2013 to 12/31/2013         57.778696          56.373151            810.7920
01/01/2014 to 12/31/2014         56.373151          59.345366          5,902.0073
01/01/2015 to 12/31/2015         59.345366          58.690429          6,345.0641
01/01/2016 to 12/31/2016         58.690429          59.503156          4,106.2633
01/01/2017 to 12/31/2017         59.503156          60.906124          4,079.3939
01/01/2018 to 12/31/2018         60.906124          59.655304          4,210.6826
--------------------------       ---------          ---------          ----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
05/04/2009 to 12/31/2009          8.945619          11.277097              0.0000
01/01/2010 to 12/31/2010         11.277097          13.317822              0.0000
01/01/2011 to 12/31/2011         13.317822          11.952188              0.0000
01/01/2012 to 12/31/2012         11.952188          13.472262              0.0000
01/01/2013 to 12/31/2013         13.472262          17.822156              0.0000
01/01/2014 to 12/31/2014         17.822156          19.128572              0.0000
01/01/2015 to 12/31/2015         19.128572          20.037023              0.0000
01/01/2016 to 12/31/2016         20.037023          19.765439              0.0000
01/01/2017 to 12/31/2017         19.765439          26.091931              0.0000
01/01/2018 to 12/31/2018         26.091931          26.337717              0.0000
--------------------------       ---------          ---------          ----------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE
CAP GROWTH SUB-ACCOUNT (CLASS A) AND
 BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT
(CLASS A))
01/01/2009 to 05/01/2009          9.158014           8.708609              0.0000
--------------------------       ---------          ---------          ----------


                      1.45% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)
08/12/2013 to 12/31/2013      22.045399          21.922264                 0.0000
01/01/2014 to 12/31/2014      21.922264          21.606697                 0.0000
01/01/2015 to 12/31/2015      21.606697          21.295671             1,279.6177
01/01/2016 to 12/31/2016      21.295671          21.012661             2,329.6162
01/01/2017 to 12/31/2017      21.012661          20.842450             2,199.1267
01/01/2018 to 12/31/2018      20.842450          20.858959             2,068.8286
--------------------------    ---------          ---------             ----------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS E)
05/03/2010 to 12/31/2010      13.568555          13.438741             5,147.9448
01/01/2011 to 12/31/2011      13.438741          13.245818             3,776.6468
01/01/2012 to 12/31/2012      13.245818          13.054109               605.8320
01/01/2013 to 12/31/2013      13.054109          12.866198               623.5301
01/01/2014 to 12/31/2014      12.866198          12.680991               579.9579
01/01/2015 to 12/31/2015      12.680991          12.498450               570.5248
01/01/2016 to 12/31/2016      12.498450          12.343247               524.5094
01/01/2017 to 12/31/2017      12.343247          12.255990                 0.0000
01/01/2018 to 12/31/2018      12.255990          12.279948                 0.0000
--------------------------    ---------          ---------             ----------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS E) (FORMERLY LEGG MASON PARTNERS
VARIABLE INCOME TRUST - LEGG MASON
 WESTERN ASSET VARIABLE MONEY MARKET SUB-ACCOUNT))
01/01/2009 to 12/31/2009      13.802538          13.634278             4,048.8000
01/01/2010 to 04/30/2010      13.634278          13.570172                 0.0000
--------------------------    ---------          ---------             ----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS A)
05/02/2016 to 12/31/2016      53.910079          54.952918             5,083.8408
01/01/2017 to 12/31/2017      54.952918          64.492589             4,483.5574
01/01/2018 to 12/31/2018      64.492589          63.503402             3,343.4582
--------------------------    ---------          ---------             ----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS A) (FORMERLY INVESTORS SERIES
TRUST - PIONEER FUND SUB-ACCOUNT (CLASS A))
01/01/2009 to 12/31/2009      13.403041          16.365358             2,344.0200
01/01/2010 to 12/31/2010      16.365358          18.746507             7,166.7508
01/01/2011 to 12/31/2011      18.746507          17.636973            10,164.1946
01/01/2012 to 12/31/2012      17.636973          19.222645            13,003.7326
01/01/2013 to 12/31/2013      19.222645          25.212665            14,962.5117
01/01/2014 to 12/31/2014      25.212665          27.622354            13,993.8876
01/01/2015 to 12/31/2015      27.622354          27.241950            12,836.5445
01/01/2016 to 04/29/2016      27.241950          27.416515                 0.0000
--------------------------    ---------          ---------            -----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B)
05/02/2016 to 12/31/2016      51.154346          52.049952             1,349.6774
01/01/2017 to 12/31/2017      52.049952          60.952529               789.6115
01/01/2018 to 12/31/2018      60.952529          59.858277               612.1710
--------------------------    ---------          ---------            -----------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT (CLASS
 B))
08/12/2013 to 12/31/2013      11.860119          12.956508             5,066.8194
01/01/2014 to 12/31/2014      12.956508          14.165969             4,979.2793
01/01/2015 to 12/31/2015      14.165969          13.927065             7,235.6248
01/01/2016 to 04/29/2016      13.927065          14.011740                 0.0000
--------------------------    ---------          ---------            -----------


                      1.45% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         14.312416          13.793628          4,779.6929
01/01/2013 to 12/31/2013         13.793628          18.588902          4,291.4502
01/01/2014 to 12/31/2014         18.588902          19.923217          3,584.3171
01/01/2015 to 12/31/2015         19.923217          21.706030          3,113.5694
01/01/2016 to 12/31/2016         21.706030          21.365815          3,123.5718
01/01/2017 to 12/31/2017         21.365815          28.848674          2,734.2762
01/01/2018 to 12/31/2018         28.848674          28.463484          2,454.7356
--------------------------       ---------          ---------          ----------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          5.479682           7.761099          4,522.5900
01/01/2010 to 12/31/2010          7.761099           8.368220          4,306.0861
01/01/2011 to 12/31/2011          8.368220           8.134137          5,733.2461
01/01/2012 to 04/27/2012          8.134137           9.149388              0.0000
--------------------------       ---------          ---------          ----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)
05/02/2016 to 12/31/2016         31.233560          32.417037         26,061.1383
01/01/2017 to 12/31/2017         32.417037          34.580344         23,490.7770
01/01/2018 to 12/31/2018         34.580344          32.785701         20,043.8972
--------------------------       ---------          ---------         -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS A))
01/01/2009 to 12/31/2009         17.309525          22.705358         20,438.4600
01/01/2010 to 12/31/2010         22.705358          25.103319         27,281.1634
01/01/2011 to 12/31/2011         25.103319          25.640772         31,679.7111
01/01/2012 to 12/31/2012         25.640772          28.207432         41,824.4891
01/01/2013 to 12/31/2013         28.207432          28.230853         46,951.3541
01/01/2014 to 12/31/2014         28.230853          29.099871         40,460.0359
01/01/2015 to 12/31/2015         29.099871          28.309385         38,040.6499
01/01/2016 to 04/29/2016         28.309385          29.032595              0.0000
--------------------------       ---------          ---------         -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         29.671271          30.765412          4,297.5960
01/01/2017 to 12/31/2017         30.765412          32.729194          3,760.5884
01/01/2018 to 12/31/2018         32.729194          30.957500          3,532.6265
--------------------------       ---------          ---------         -----------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY
MET INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS B))
08/12/2013 to 12/31/2013          2.661063           2.688049          8,049.5673
01/01/2014 to 12/31/2014          2.688049           2.765848         41,470.6916
01/01/2015 to 12/31/2015          2.765848           2.682965         56,414.6169
01/01/2016 to 04/29/2016          2.682965           2.748522              0.0000
--------------------------       ---------          ---------         -----------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         16.161150          16.578451         17,525.8700
01/01/2010 to 12/31/2010         16.578451          17.237304         19,769.9641
01/01/2011 to 12/31/2011         17.237304          17.884454         14,188.9157
01/01/2012 to 12/31/2012         17.884454          18.162855         17,131.9707
01/01/2013 to 12/31/2013         18.162855          17.739353         19,761.3507
01/01/2014 to 12/31/2014         17.739353          17.929862         20,218.2575
01/01/2015 to 12/31/2015         17.929862          17.726029         20,696.2396
01/01/2016 to 12/31/2016         17.726029          17.649301         17,970.2783
01/01/2017 to 12/31/2017         17.649301          17.687486         14,447.3510
01/01/2018 to 12/31/2018         17.687486          17.553099         14,243.3662
--------------------------       ---------          ---------         -----------


                      1.45% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
FIDELITY(Reg. TM) VARIABLE INSURANCE PRODUCTS
CONTRAFUND(Reg. TM) SUB-ACCOUNT (SERVICE CLASS 2)
08/12/2013 to 12/31/2013          5.196231           5.728812         18,394.6660
01/01/2014 to 12/31/2014          5.728812           6.304406         39,236.0800
01/01/2015 to 12/31/2015          6.304406           6.239468         40,587.6605
01/01/2016 to 12/31/2016          6.239468           6.625032         41,336.9005
01/01/2017 to 12/31/2017          6.625032           7.939596         38,199.6355
01/01/2018 to 12/31/2018          7.939596           7.305096         36,272.3519
--------------------------        --------           --------         -----------

CONTRAFUND(Reg. TM) SUB-ACCOUNT (SERVICE CLASS)
01/01/2009 to 12/31/2009         26.668165          35.658560          4,745.0000
01/01/2010 to 12/31/2010         35.658560          41.158553          5,928.3570
01/01/2011 to 12/31/2011         41.158553          39.497520          7,466.3304
01/01/2012 to 12/31/2012         39.497520          45.274337         10,925.8274
01/01/2013 to 12/31/2013         45.274337          58.520928         14,521.8197
01/01/2014 to 12/31/2014         58.520928          64.494234         13,243.0117
01/01/2015 to 12/31/2015         64.494234          63.920443         10,395.5969
01/01/2016 to 12/31/2016         63.920443          67.984874          9,010.9567
01/01/2017 to 12/31/2017         67.984874          81.592247          8,248.3562
01/01/2018 to 12/31/2018         81.592247          75.194682          7,563.1644
--------------------------       ---------          ---------         -----------

MID CAP SUB-ACCOUNT (SERVICE CLASS 2)
01/01/2009 to 12/31/2009         24.407650          33.619266          1,393.6100
01/01/2010 to 12/31/2010         33.619266          42.603113          6,609.0188
01/01/2011 to 12/31/2011         42.603113          37.433785         10,697.4885
01/01/2012 to 12/31/2012         37.433785          42.264715         13,294.3338
01/01/2013 to 12/31/2013         42.264715          56.598659         15,461.4490
01/01/2014 to 12/31/2014         56.598659          59.148650         13,382.9697
01/01/2015 to 12/31/2015         59.148650          57.347680         13,033.5388
01/01/2016 to 12/31/2016         57.347680          63.261465         11,401.2565
01/01/2017 to 12/31/2017         63.261465          75.158968         10,052.6320
01/01/2018 to 12/31/2018         75.158968          63.128627          7,717.7812
--------------------------       ---------          ---------         -----------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN INCOME VIP SUB-ACCOUNT (CLASS 2)
01/01/2009 to 12/31/2009         31.769230          42.457758          2,467.7800
01/01/2010 to 12/31/2010         42.457758          47.150092          3,364.0831
01/01/2011 to 12/31/2011         47.150092          47.580855         10,777.1188
01/01/2012 to 12/31/2012         47.580855          52.825586         13,401.6369
01/01/2013 to 12/31/2013         52.825586          59.323879         11,491.9646
01/01/2014 to 12/31/2014         59.323879          61.168817         10,919.3788
01/01/2015 to 12/31/2015         61.168817          56.035274          9,854.0013
01/01/2016 to 12/31/2016         56.035274          62.973667          7,027.1149
01/01/2017 to 12/31/2017         62.973667          68.073803          6,554.8528
01/01/2018 to 12/31/2018         68.073803          64.200967          5,112.5170
--------------------------       ---------          ---------         -----------

FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT (CLASS 2)
01/01/2009 to 12/31/2009         14.923655          18.540252          1,782.4400
01/01/2010 to 12/31/2010         18.540252          20.319207          4,444.6293
01/01/2011 to 12/31/2011         20.319207          19.818607          6,740.7741
01/01/2012 to 12/31/2012         19.818607          22.314001         10,049.6229
01/01/2013 to 12/31/2013         22.314001          28.208377          9,375.8877
01/01/2014 to 12/31/2014         28.208377          29.782441          8,399.9003
01/01/2015 to 12/31/2015         29.782441          27.904606          7,114.6834
01/01/2016 to 12/31/2016         27.904606          31.919402          4,344.2596
01/01/2017 to 12/31/2017         31.919402          34.087487          3,269.2492
01/01/2018 to 12/31/2018         34.087487          30.548215          3,252.7160
--------------------------       ---------          ---------         -----------


                      1.45% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT (CLASS 2)
01/01/2009 to 12/31/2009          5.786775           7.366390            598.3700
01/01/2010 to 12/31/2010          7.366390           9.309503          1,749.8993
01/01/2011 to 12/31/2011          9.309503           8.830722         10,502.9617
01/01/2012 to 12/31/2012          8.830722          10.303272         25,539.9266
01/01/2013 to 12/31/2013         10.303272          13.835040         26,378.7868
01/01/2014 to 12/31/2014         13.835040          13.713736         26,693.3288
01/01/2015 to 12/31/2015         13.713736          12.517857         20,718.2436
01/01/2016 to 12/31/2016         12.517857          16.062170         21,661.9774
01/01/2017 to 12/31/2017         16.062170          17.517961         10,460.0410
01/01/2018 to 12/31/2018         17.517961          15.041275         10,172.0320
--------------------------       ---------          ---------         -----------

TEMPLETON GLOBAL BOND VIP SUB-ACCOUNT (CLASS 2)
01/01/2009 to 12/31/2009         13.193313          15.432789          7,971.7800
01/01/2010 to 12/31/2010         15.432789          17.408428         16,769.8510
01/01/2011 to 12/31/2011         17.408428          17.009028         25,680.8424
01/01/2012 to 12/31/2012         17.009028          19.288468         26,762.0355
01/01/2013 to 12/31/2013         19.288468          19.320531         31,840.3304
01/01/2014 to 12/31/2014         19.320531          19.391480         25,964.0147
01/01/2015 to 12/31/2015         19.391480          18.289574         21,206.1471
01/01/2016 to 12/31/2016         18.289574          18.556004         17,926.2495
01/01/2017 to 12/31/2017         18.556004          18.641829         14,421.0883
01/01/2018 to 12/31/2018         18.641829          18.728038         13,786.0898
--------------------------       ---------          ---------         -----------

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
01/01/2009 to 12/31/2009          8.605150          11.413068         12,184.2300
01/01/2010 to 12/31/2010         11.413068          14.062270         11,487.7453
01/01/2011 to 12/31/2011         14.062270          14.202703          6,709.2443
01/01/2012 to 12/31/2012         14.202703          16.617968          8,988.7123
01/01/2013 to 12/31/2013         16.617968          24.204839         12,062.4245
01/01/2014 to 12/31/2014         24.204839          28.721882         13,232.4297
01/01/2015 to 12/31/2015         28.721882          27.817135         19,094.6866
01/01/2016 to 12/31/2016         27.817135          27.746497         21,682.1824
01/01/2017 to 12/31/2017         27.746497          31.803357         12,923.1896
01/01/2018 to 12/31/2018         31.803357          28.727425          9,751.2067
--------------------------       ---------          ---------         -----------

CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
01/01/2009 to 12/31/2009         23.402968          28.167347          7,513.6000
01/01/2010 to 12/31/2010         28.167347          31.267288          9,715.8589
01/01/2011 to 12/31/2011         31.267288          31.620639          7,401.3409
01/01/2012 to 12/31/2012         31.620639          36.133506          8,067.9323
01/01/2013 to 12/31/2013         36.133506          46.297865         10,193.5499
01/01/2014 to 12/31/2014         46.297865          50.647749         10,051.1304
01/01/2015 to 12/31/2015         50.647749          50.717333         11,310.9226
01/01/2016 to 12/31/2016         50.717333          54.870509          9,716.5887
01/01/2017 to 12/31/2017         54.870509          64.653860          8,361.5052
01/01/2018 to 12/31/2018         64.653860          62.608524          6,888.9741
--------------------------       ---------          ---------         -----------


                      1.45% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT (CLASS II)
01/01/2009 to 12/31/2009          9.618572       11.625727             4,068.9700
01/01/2010 to 12/31/2010         11.625727       12.846880             4,010.2134
01/01/2011 to 12/31/2011         12.846880       13.638666             2,822.0112
01/01/2012 to 12/31/2012         13.638666       15.333481             6,325.1884
01/01/2013 to 12/31/2013         15.333481       18.994232             7,423.4141
01/01/2014 to 12/31/2014         18.994232       21.244931             8,767.3470
01/01/2015 to 12/31/2015         21.244931       20.009650            11,230.5968
01/01/2016 to 12/31/2016         20.009650       22.636465             7,363.9054
01/01/2017 to 12/31/2017         22.636465       26.553074             6,886.6671
01/01/2018 to 12/31/2018         26.553074       24.861298             6,615.1716
--------------------------       ---------       ---------            -----------

CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
01/01/2009 to 12/31/2009          9.954303       14.007610                 0.0000
01/01/2010 to 12/31/2010         14.007610       17.282918                 0.0000
01/01/2011 to 12/31/2011         17.282918       17.270849               286.5695
01/01/2012 to 12/31/2012         17.270849       20.327788             1,190.0379
01/01/2013 to 12/31/2013         20.327788       29.462062             1,058.1098
01/01/2014 to 12/31/2014         29.462062       30.222190             1,781.8473
01/01/2015 to 12/31/2015         30.222190       28.483826             2,236.9482
01/01/2016 to 12/31/2016         28.483826       29.702879             3,047.8637
01/01/2017 to 12/31/2017         29.702879       36.380806             1,777.7417
01/01/2018 to 12/31/2018         36.380806       37.086020             1,537.4709
--------------------------       ---------       ---------            -----------

QS VARIABLE CONSERVATIVE GROWTH SUB-ACCOUNT (CLASS I) (FORMERLY QS LEGG MASON VARIABLE
CONSERVATIVE GROWTH SUB-ACCOUNT)
05/03/2010 to 12/31/2010         16.153025       17.084871                 0.0000
01/01/2011 to 12/31/2011         17.084871       17.036867                 0.0000
01/01/2012 to 12/31/2012         17.036867       18.989144             1,114.6900
01/01/2013 to 12/31/2013         18.989144       21.585760             1,110.3224
01/01/2014 to 12/31/2014         21.585760       22.319023             2,195.4578
01/01/2015 to 12/31/2015         22.319023       21.736981             2,025.7757
01/01/2016 to 12/31/2016         21.736981       23.016080             1,414.7791
01/01/2017 to 12/31/2017         23.016080       25.759447             1,035.2998
01/01/2018 to 12/31/2018         25.759447       24.269744             1,040.4169
--------------------------       ---------       ---------            -----------

QS VARIABLE GROWTH SUB-ACCOUNT (CLASS I) (FORMERLY QS LEGG MASON VARIABLE GROWTH
SUB-ACCOUNT)
01/01/2009 to 12/31/2009          9.586659       12.517257             3,423.6000
01/01/2010 to 12/31/2010         12.517257       14.273902             3,397.0049
01/01/2011 to 12/31/2011         14.273902       13.743934             2,436.5631
01/01/2012 to 12/31/2012         13.743934       15.697242             2,208.3252
01/01/2013 to 12/31/2013         15.697242       19.571019             2,065.8271
01/01/2014 to 12/31/2014         19.571019       20.193250             1,953.3648
01/01/2015 to 12/31/2015         20.193250       19.457992             1,713.3088
01/01/2016 to 12/31/2016         19.457992       20.807664             1,614.8652
01/01/2017 to 12/31/2017         20.807664       24.474320             1,490.1544
01/01/2018 to 12/31/2018         24.474320       22.179825             1,389.4998
--------------------------       ---------       ---------            -----------

LEGG MASON PARTNERS VARIABLE INCOME TRUST
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
01/01/2009 to 12/31/2009         11.185257       17.149050             3,076.3600
01/01/2010 to 12/31/2010         17.149050       19.424267             2,069.2673
01/01/2011 to 12/31/2011         19.424267       19.473127             5,437.8214
01/01/2012 to 12/31/2012         19.473127       22.708789             8,674.2565
01/01/2013 to 12/31/2013         22.708789       23.785249             8,884.8681
01/01/2014 to 12/31/2014         23.785249       23.172701             6,612.5106
01/01/2015 to 12/31/2015         23.172701       21.505450             6,318.5731
01/01/2016 to 12/31/2016         21.505450       24.503544             5,321.2131
01/01/2017 to 12/31/2017         24.503544       26.241298             4,915.6693
01/01/2018 to 12/31/2018         26.241298       24.847378             4,246.2400
--------------------------       ---------       ---------            -----------


                      1.45% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
OPPENHEIMER MAIN STREET SMALL CAP FUND(Reg. TM)/VA SUB-ACCOUNT (SERVICE SHARES)
01/01/2009 to 12/31/2009      10.328462          13.934362             4,687.9400
01/01/2010 to 12/31/2010      13.934362          16.900452             6,548.3429
01/01/2011 to 12/31/2011      16.900452          16.260712             6,585.5855
01/01/2012 to 12/31/2012      16.260712          18.857206             8,663.9471
01/01/2013 to 12/31/2013      18.857206          26.136092             7,387.9554
01/01/2014 to 12/31/2014      26.136092          28.762088             6,016.2812
01/01/2015 to 12/31/2015      28.762088          26.620572             5,707.2506
01/01/2016 to 12/31/2016      26.620572          30.874097             4,830.7548
01/01/2017 to 12/31/2017      30.874097          34.664008             3,018.1133
01/01/2018 to 12/31/2018      34.664008          30.561927             2,393.7641
--------------------------    ---------          ---------             ----------

PIONEER VARIABLE CONTRACTS TRUST
PIONEER MID CAP VALUE VCT SUB-ACCOUNT (CLASS II)
01/01/2009 to 12/31/2009      21.737318          26.836753               212.6200
01/01/2010 to 12/31/2010      26.836753          31.183477               157.2265
01/01/2011 to 12/31/2011      31.183477          28.940188               794.6538
01/01/2012 to 12/31/2012      28.940188          31.609192               667.5883
01/01/2013 to 12/31/2013      31.609192          41.358261             1,186.8576
01/01/2014 to 12/31/2014      41.358261          46.795490             1,403.3048
01/01/2015 to 12/31/2015      46.795490          43.191401             1,504.6336
01/01/2016 to 12/31/2016      43.191401          49.478909               766.5341
01/01/2017 to 12/31/2017      49.478909          55.044495               769.5346
01/01/2018 to 12/31/2018      55.044495          43.671749               695.4846

                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT (SERIES II)
01/01/2009 to 12/31/2009      11.599483          13.996487           4,609,836.6200
01/01/2010 to 12/31/2010      13.996487          15.447100           5,844,985.9366
01/01/2011 to 12/31/2011      15.447100          15.019789           7,490,541.4534
01/01/2012 to 12/31/2012      15.019789          16.627859           8,304,456.5151
01/01/2013 to 12/31/2013      16.627859          20.456736           8,711,607.1597
01/01/2014 to 12/31/2014      20.456736          21.918933           8,637,016.2608
01/01/2015 to 12/31/2015      21.918933          21.034353           8,338,696.9885
01/01/2016 to 12/31/2016      21.034353          23.795311           7,924,322.1607
01/01/2017 to 12/31/2017      23.795311          25.969047           7,473,895.5989
01/01/2018 to 12/31/2018      25.969047          23.091807           6,889,070.2273
--------------------------    ---------          ---------           --------------

INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II) (FORMERLY AIM V.I.
INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II))
01/01/2009 to 12/31/2009      17.154630          22.799138             805,917.6300
01/01/2010 to 12/31/2010      22.799138          25.291732           1,258,774.3360
01/01/2011 to 12/31/2011      25.291732          23.173700           1,906,527.4457
01/01/2012 to 12/31/2012      23.173700          26.309161           2,393,525.3149
01/01/2013 to 12/31/2013      26.309161          30.768692           2,632,690.2180
01/01/2014 to 12/31/2014      30.768692          30.337800           2,638,161.6632
01/01/2015 to 12/31/2015      30.337800          29.104295           2,598,027.5987
01/01/2016 to 12/31/2016      29.104295          28.471235           2,578,323.6175
01/01/2017 to 12/31/2017      28.471235          34.423028           2,385,520.2668
01/01/2018 to 12/31/2018      34.423028          28.751813           2,339,008.4121
--------------------------    ---------          ---------           --------------

AMERICAN FUNDS INSURANCE SERIES(Reg. TM)
AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS 2)
01/01/2009 to 12/31/2009      14.008187          15.539197             865,624.9400
01/01/2010 to 12/31/2010      15.539197          16.294392           1,304,424.3418
01/01/2011 to 12/31/2011      16.294392          17.032201           1,651,499.5613
01/01/2012 to 12/31/2012      17.032201          17.678853           1,907,512.1162
01/01/2013 to 12/31/2013      17.678853          17.039755           2,146,729.8411
01/01/2014 to 12/31/2014      17.039755          17.672051           2,137,353.8632
01/01/2015 to 12/31/2015      17.672051          17.456686           2,086,127.8698
01/01/2016 to 12/31/2016      17.456686          17.703108           1,936,751.5526
01/01/2017 to 12/31/2017      17.703108          18.079407           1,919,357.5518
01/01/2018 to 12/31/2018      18.079407          17.681819           1,743,265.7435
--------------------------    ---------          ---------           --------------

AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
01/01/2009 to 12/31/2009      17.609165          24.685579           1,054,741.5400
01/01/2010 to 12/31/2010      24.685579          27.174697           1,347,501.6327
01/01/2011 to 12/31/2011      27.174697          24.391985           1,624,466.3872
01/01/2012 to 12/31/2012      24.391985          29.448187           1,870,908.3383
01/01/2013 to 12/31/2013      29.448187          37.474334           1,926,226.3822
01/01/2014 to 12/31/2014      37.474334          37.770339           1,873,230.6740
01/01/2015 to 12/31/2015      37.770339          39.789091           1,700,149.5506
01/01/2016 to 12/31/2016      39.789091          39.440143           1,638,388.3265
01/01/2017 to 12/31/2017      39.440143          51.082435           1,429,247.7715
01/01/2018 to 12/31/2018      51.082435          45.767176           1,323,203.9963
--------------------------    ---------          ---------           --------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
01/01/2009 to 12/31/2009          16.023138          25.460118         390,127.4800
01/01/2010 to 12/31/2010          25.460118          30.703147         529,585.9097
01/01/2011 to 12/31/2011          30.703147          24.456125         726,668.6583
01/01/2012 to 12/31/2012          24.456125          28.469336         851,258.5751
01/01/2013 to 12/31/2013          28.469336          35.976639         854,253.5686
01/01/2014 to 12/31/2014          35.976639          36.193280         853,547.7556
01/01/2015 to 12/31/2015          36.193280          35.749125         805,290.9430
01/01/2016 to 12/31/2016          35.749125          35.955856         777,459.9183
01/01/2017 to 12/31/2017          35.955856          44.594471         699,860.8085
01/01/2018 to 12/31/2018          44.594471          39.293424         632,187.6088
--------------------------        ---------          ---------         ------------

AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
01/01/2009 to 12/31/2009          95.172443         130.706488         560,224.6100
01/01/2010 to 12/31/2010         130.706488         152.815675         721,234.5594
01/01/2011 to 12/31/2011         152.815675         144.106404         848,626.8310
01/01/2012 to 12/31/2012         144.106404         167.346709         930,394.1179
01/01/2013 to 12/31/2013         167.346709         214.481339         919,156.5445
01/01/2014 to 12/31/2014         214.481339         229.266658         845,538.3144
01/01/2015 to 12/31/2015         229.266658         241.342519         744,097.5190
01/01/2016 to 12/31/2016         241.342519         260.306750         671,514.7559
01/01/2017 to 12/31/2017         260.306750         328.995885         575,207.1775
01/01/2018 to 12/31/2018         328.995885         323.268930         479,161.5436
--------------------------       ----------         ----------         ------------

AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
01/01/2009 to 12/31/2009          71.752703          92.767065         354,443.4500
01/01/2010 to 12/31/2010          92.767065         101.829179         441,152.6994
01/01/2011 to 12/31/2011         101.829179          98.480424         504,589.5690
01/01/2012 to 12/31/2012          98.480424         113.965999         532,773.5138
01/01/2013 to 12/31/2013         113.965999         149.880499         522,232.5149
01/01/2014 to 12/31/2014         149.880499         163.350958         490,277.9046
01/01/2015 to 12/31/2015         163.350958         163.259796         464,243.8955
01/01/2016 to 12/31/2016         163.259796         179.358671         434,000.0384
01/01/2017 to 12/31/2017         179.358671         216.245449         387,734.1861
01/01/2018 to 12/31/2018         216.245449         209.201819         337,233.9249
--------------------------       ----------         ----------         ------------

BRIGHTHOUSE FUNDS TRUST I
AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
08/12/2013 to 12/31/2013          11.471569          12.756792       1,694,245.0337
01/01/2014 to 12/31/2014          12.756792          13.595291       2,176,664.8310
01/01/2015 to 12/31/2015          13.595291          14.262268       2,631,698.3359
01/01/2016 to 12/31/2016          14.262268          15.328379       2,822,401.7316
01/01/2017 to 12/31/2017          15.328379          19.314177       2,801,167.7831
01/01/2018 to 12/31/2018          19.314177          18.930091       2,751,073.7014
--------------------------       ----------         ----------       --------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          22.038621          23.691878         425,421.9648
01/01/2013 to 12/31/2013          23.691878          25.517482         550,674.6322
01/01/2014 to 12/31/2014          25.517482          25.965923         548,544.7489
01/01/2015 to 12/31/2015          25.965923          24.544095         577,493.2192
01/01/2016 to 12/31/2016          24.544095          27.558429         571,202.9498
01/01/2017 to 12/31/2017          27.558429          29.255899         556,918.5120
01/01/2018 to 12/31/2018          29.255899          27.989892         527,578.3658
--------------------------       ----------         ----------       --------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(Reg. TM)
EMERGING MARKETS EQUITY SUB-ACCOUNT
 (CLASS B))
01/01/2009 to 12/31/2009          6.172943          10.273766        1,124,457.4500
01/01/2010 to 12/31/2010         10.273766          12.515157        1,824,961.8202
01/01/2011 to 12/31/2011         12.515157          10.023099        2,738,699.0357
01/01/2012 to 12/31/2012         10.023099          11.738767        3,276,569.2968
01/01/2013 to 12/31/2013         11.738767          10.987975        3,911,801.6936
01/01/2014 to 12/31/2014         10.987975          10.118507        4,235,651.7440
01/01/2015 to 12/31/2015         10.118507           8.590973        4,558,591.6078
01/01/2016 to 12/31/2016          8.590973           9.436499        4,289,804.7797
01/01/2017 to 12/31/2017          9.436499          11.929904        3,982,580.4196
01/01/2018 to 12/31/2018         11.929904          10.084773        3,950,261.0070
--------------------------       ---------          ---------        --------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         17.524570          18.612590        2,462,248.0313
01/01/2015 to 12/31/2015         18.612590          18.078496        2,263,389.6494
01/01/2016 to 12/31/2016         18.078496          17.964995        2,088,879.1488
01/01/2017 to 12/31/2017         17.964995          19.599985        2,045,414.7928
01/01/2018 to 12/31/2018         19.599985          17.637343        1,891,765.8198
--------------------------       ---------          ---------        --------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE INSURANCE FUNDS) -
 INVESCO V.I. GLOBAL REAL ESTATE (SERIES II))
01/01/2009 to 12/31/2009          5.233377           6.758705          162,188.4200
01/01/2010 to 12/31/2010          6.758705           7.805950          282,943.5392
01/01/2011 to 12/31/2011          7.805950           7.172604          497,219.1652
01/01/2012 to 12/31/2012          7.172604           9.032738          678,836.7679
01/01/2013 to 12/31/2013          9.032738           9.115156          876,258.5274
01/01/2014 to 04/25/2014          9.115156           9.583645                0.0000
--------------------------       ---------          ---------        --------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B) (FORMERLY THE UNIVERSAL INSTITUTIONAL
FUNDS, INC. - UIF U.S. REAL ESTATE SUB-
 ACCOUNT (CLASS I))
01/01/2009 to 12/31/2009         15.089759          19.079756          687,918.5200
01/01/2010 to 12/31/2010         19.079756          24.427670          676,191.2161
01/01/2011 to 12/31/2011         24.427670          25.489341          768,548.9176
01/01/2012 to 12/31/2012         25.489341          29.084038          821,608.1489
01/01/2013 to 12/31/2013         29.084038          29.239437          897,618.8314
01/01/2014 to 04/25/2014         29.239437          32.596168                0.0000
--------------------------       ---------          ---------        --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          8.419433           7.626325        2,140,375.6815
01/01/2012 to 12/31/2012          7.626325           8.902546        1,982,488.0006
01/01/2013 to 12/31/2013          8.902546          12.769341        1,906,017.3686
01/01/2014 to 12/31/2014         12.769341          14.955819        2,030,750.0718
01/01/2015 to 12/31/2015         14.955819          14.138445        1,974,137.3057
01/01/2016 to 12/31/2016         14.138445          14.301289        1,796,796.3767
01/01/2017 to 12/31/2017         14.301289          16.682495        1,580,411.6998
01/01/2018 to 12/31/2018         16.682495          15.272873        1,320,914.0728
--------------------------       ---------          ---------        --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          4.622100           6.282167        1,548,555.4900
01/01/2010 to 12/31/2010          6.282167           6.642605        1,716,221.8393
01/01/2011 to 04/29/2011          6.642605           7.060846                0.0000
--------------------------       ---------          ---------        --------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         18.435084          21.292247           951,824.8678
01/01/2013 to 12/31/2013         21.292247          27.370640         1,076,194.8016
01/01/2014 to 12/31/2014         27.370640          25.401962         1,188,485.7214
01/01/2015 to 12/31/2015         25.401962          23.892177         1,214,070.6206
01/01/2016 to 12/31/2016         23.892177          25.461206         1,192,814.2005
01/01/2017 to 12/31/2017         25.461206          32.715610         1,055,295.3292
01/01/2018 to 12/31/2018         32.715610          24.500310         1,060,068.1990
--------------------------       ---------          ---------         --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          7.248246           9.050430         2,906,668.4200
01/01/2010 to 12/31/2010          9.050430          10.242106         3,428,373.7229
01/01/2011 to 12/31/2011         10.242106           9.942277         3,869,390.2064
01/01/2012 to 12/31/2012          9.942277          11.607402         3,894,963.3888
01/01/2013 to 12/31/2013         11.607402          15.481667         4,014,908.3476
01/01/2014 to 12/31/2014         15.481667          16.671405        10,442,672.8652
01/01/2015 to 12/31/2015         16.671405          15.442562        10,071,740.8040
01/01/2016 to 12/31/2016         15.442562          17.844135         9,326,322.7030
01/01/2017 to 12/31/2017         17.844135          20.747096         8,456,342.5612
01/01/2018 to 12/31/2018         20.747096          17.952416         7,540,752.4283
--------------------------       ---------          ---------        ---------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE INSURANCE FUNDS (INVESCO
VARIABLE INSURANCE FUNDS) - INVESCO V.I.
 GROWTH AND INCOME SUB-ACCOUNT (SERIES II))
01/01/2009 to 12/31/2009          9.570657          11.701211         2,560,126.4000
01/01/2010 to 12/31/2010         11.701211          12.932462         3,518,683.9710
01/01/2011 to 12/31/2011         12.932462          12.452165         4,762,442.6179
01/01/2012 to 12/31/2012         12.452165          14.025729         5,611,790.8612
01/01/2013 to 12/31/2013         14.025729          18.482676         5,786,796.4606
01/01/2014 to 04/25/2014         18.482676          18.591862                 0.0000
--------------------------       ---------          ---------        ---------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B) (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS
B) AND BEFORE THAT VAN KAMPEN LIFE
 INVESTMENT TRUST - VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT (CLASS II))
01/01/2009 to 05/01/2009          9.416936           9.136104                 0.0000
--------------------------       ---------          ---------        ---------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.631096          12.696435           725,972.8200
01/01/2010 to 12/31/2010         12.696435          15.782371           733,793.5089
01/01/2011 to 12/31/2011         15.782371          15.379785         1,022,953.0961
01/01/2012 to 12/31/2012         15.379785          17.911571         1,116,176.2466
01/01/2013 to 12/31/2013         17.911571          24.734051         1,132,081.2091
01/01/2014 to 12/31/2014         24.734051          26.293351         1,096,516.4814
01/01/2015 to 12/31/2015         26.293351          25.459025         1,138,086.9728
01/01/2016 to 12/31/2016         25.459025          27.947803         1,129,583.2454
01/01/2017 to 12/31/2017         27.947803          34.507567         1,027,815.8309
01/01/2018 to 12/31/2018         34.507567          30.915524           937,032.8154
--------------------------       ---------          ---------        ---------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         14.138828          14.512719           384,412.7379
01/01/2013 to 12/31/2013         14.512719          16.745433           377,474.5358
01/01/2014 to 12/31/2014         16.745433          17.068072           353,059.2359
01/01/2015 to 12/31/2015         17.068072          17.020383           340,639.7804
01/01/2016 to 12/31/2016         17.020383          17.567967           327,020.3188
01/01/2017 to 12/31/2017         17.567967          21.282442           293,466.8253
01/01/2018 to 12/31/2018         21.282442          19.834334           261,603.0958
--------------------------       ---------          ---------        ---------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.121297       13.117935           1,248,072.5200
01/01/2010 to 12/31/2010         13.117935       14.396532           1,361,449.3782
01/01/2011 to 12/31/2011         14.396532       12.663042           1,432,480.6677
01/01/2012 to 12/31/2012         12.663042       14.557637           1,455,475.4558
01/01/2013 to 12/31/2013         14.557637       17.102618           1,409,196.6028
01/01/2014 to 12/31/2014         17.102618       15.677116           1,391,178.8766
01/01/2015 to 12/31/2015         15.677116       15.169757           1,334,744.0749
01/01/2016 to 12/31/2016         15.169757       14.813093           1,299,387.2582
01/01/2017 to 12/31/2017         14.813093       18.701869           1,180,957.5577
01/01/2018 to 12/31/2018         18.701869       15.843512           1,063,347.9778
--------------------------       ---------       ---------           --------------

MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          6.818674       10.564235             789,898.2700
01/01/2010 to 12/31/2010         10.564235       13.746326           1,088,751.5032
01/01/2011 to 12/31/2011         13.746326       12.604693           1,787,586.4351
01/01/2012 to 12/31/2012         12.604693       13.568514           2,842,202.4656
01/01/2013 to 12/31/2013         13.568514       18.582707           3,129,453.7706
01/01/2014 to 12/31/2014         18.582707       18.491687           3,205,416.9299
01/01/2015 to 12/31/2015         18.491687       17.301399           3,213,585.5812
01/01/2016 to 12/31/2016         17.301399       15.601847           3,354,825.1738
01/01/2017 to 12/31/2017         15.601847       21.504879           2,959,302.8674
01/01/2018 to 12/31/2018         21.504879       23.333238           2,444,557.6691
--------------------------       ---------       ---------           --------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         11.715866       16.135099             164,440.7400
01/01/2010 to 12/31/2010         16.135099       18.426604             154,110.6685
01/01/2011 to 12/31/2011         18.426604       16.626982             140,264.7059
01/01/2012 to 12/31/2012         16.626982       19.846361             121,723.2208
01/01/2013 to 12/31/2013         19.846361       24.851865             842,910.9411
01/01/2014 to 12/31/2014         24.851865       25.006332             775,578.8811
01/01/2015 to 12/31/2015         25.006332       25.603522             660,856.7246
01/01/2016 to 12/31/2016         25.603522       25.280600             615,405.5726
01/01/2017 to 12/31/2017         25.280600       34.054209             510,760.6529
01/01/2018 to 12/31/2018         34.054209       29.135067             455,084.6415
--------------------------       ---------       ---------           --------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
SUB-ACCOUNT (CLASS 2))
01/01/2009 to 12/31/2009         10.701719       13.821411             810,857.3700
01/01/2010 to 12/31/2010         13.821411       14.622522             832,841.9252
01/01/2011 to 04/29/2011         14.622522       16.309009                   0.0000
--------------------------       ---------       ---------           --------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B))
05/03/2010 to 12/31/2010         13.612355       14.241746              58,815.3887
01/01/2011 to 12/31/2011         14.241746       13.062475             702,783.3076
01/01/2012 to 12/31/2012         13.062475       15.725398             782,697.7006
01/01/2013 to 04/26/2013         15.725398       16.712427                   0.0000
--------------------------       ---------       ---------           --------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E)
04/28/2014 to 12/31/2014         43.995216       48.029516             814,674.9166
01/01/2015 to 12/31/2015         48.029516       45.665286             773,207.7688
01/01/2016 to 12/31/2016         45.665286       52.209358             691,926.8582
01/01/2017 to 12/31/2017         52.209358       60.213534             634,242.2031
01/01/2018 to 12/31/2018         60.213534       53.936990             570,051.6905
--------------------------       ---------       ---------           --------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E) (FORMERLY LEGG MASON PARTNERS
VARIABLE EQUITY TRUST - CLEARBRIDGE VARIABLE
 ALL CAP VALUE SUB-ACCOUNT (CLASS I))
01/01/2009 to 12/31/2009         21.903014          27.911532          823,740.3200
01/01/2010 to 12/31/2010         27.911532          32.061790          894,325.9675
01/01/2011 to 12/31/2011         32.061790          29.628299          939,662.3568
01/01/2012 to 12/31/2012         29.628299          33.556473          896,966.1452
01/01/2013 to 12/31/2013         33.556473          43.690070          859,004.8650
01/01/2014 to 04/25/2014         43.690070          43.931678                0.0000
--------------------------       ---------          ---------          ------------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE INSURANCE
FUNDS (INVESCO VARIABLE INSURANCE
 FUNDS) - INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT (SERIES II) AND BEFORE THAT THE
UNIVERSAL INSTITUTIONAL FUNDS, INC. - UIF U.S. MID
 CAP VALUE SUB-ACCOUNT CLASS II))
01/01/2009 to 12/31/2009          6.338311           8.689076          452,585.9000
01/01/2010 to 12/31/2010          8.689076          10.458488          753,078.0905
01/01/2011 to 12/31/2011         10.458488          10.388246        1,266,611.8984
01/01/2012 to 12/31/2012         10.388246          11.980125        1,602,250.9192
01/01/2013 to 12/31/2013         11.980125          15.806478        1,714,169.0344
01/01/2014 to 04/25/2014         15.806478          15.795685                0.0000
--------------------------       ---------          ---------        --------------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         34.702799          37.581217          867,713.3207
01/01/2015 to 12/31/2015         37.581217          33.696628          900,188.7671
01/01/2016 to 12/31/2016         33.696628          38.341567          927,117.4706
01/01/2017 to 12/31/2017         38.341567          41.351216          887,588.9027
01/01/2018 to 12/31/2018         41.351216          36.599012          810,901.3678
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE FUNDS TRUST II
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         54.791234          56.934628           27,270.1443
01/01/2013 to 12/31/2013         56.934628          55.521781           50,671.7483
01/01/2014 to 12/31/2014         55.521781          58.419830           53,772.5213
01/01/2015 to 12/31/2015         58.419830          57.746158           74,631.2245
01/01/2016 to 12/31/2016         57.746158          58.516480           93,897.0989
01/01/2017 to 12/31/2017         58.516480          59.866261           82,204.2105
01/01/2018 to 12/31/2018         59.866261          58.607255           77,448.3536
--------------------------       ---------          ---------        --------------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
05/04/2009 to 12/31/2009         10.476109          13.202115           60,546.7600
01/01/2010 to 12/31/2010         13.202115          15.583393           55,023.3090
01/01/2011 to 12/31/2011         15.583393          13.978448           46,824.6923
01/01/2012 to 12/31/2012         13.978448          15.748288           36,491.0906
01/01/2013 to 12/31/2013         15.748288          20.822627           37,607.4297
01/01/2014 to 12/31/2014         20.822627          22.337788           34,090.0965
01/01/2015 to 12/31/2015         22.337788          23.386926           30,017.2891
01/01/2016 to 12/31/2016         23.386926          23.058379           27,515.8790
01/01/2017 to 12/31/2017         23.058379          30.423677           24,221.5408
01/01/2018 to 12/31/2018         30.423677          30.694790           20,047.9421
--------------------------       ---------          ---------        --------------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE CAP
GROWTH SUB-ACCOUNT (CLASS A) AND
 BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS
A))
01/01/2009 to 05/01/2009          9.097531           8.649652                0.0000
--------------------------       ---------          ---------        --------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)
08/12/2013 to 12/31/2013         10.094501          10.036175        1,222,437.7857
01/01/2014 to 12/31/2014         10.036175           9.886750        1,184,405.7394
01/01/2015 to 12/31/2015          9.886750           9.739549        1,378,122.8726
01/01/2016 to 12/31/2016          9.739549           9.605299        1,255,060.2567
01/01/2017 to 12/31/2017          9.605299           9.522732          978,198.9796
01/01/2018 to 12/31/2018          9.522732           9.525474        1,016,024.8162
--------------------------       ---------          ---------        --------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS E)
05/03/2010 to 12/31/2010         13.529192          13.395302        1,056,588.1683
01/01/2011 to 12/31/2011         13.395302          13.196406        1,224,035.3301
01/01/2012 to 12/31/2012         13.196406          12.998860        1,153,558.0897
01/01/2013 to 12/31/2013         12.998860          12.805324          957,867.7806
01/01/2014 to 12/31/2014         12.805324          12.614669          747,211.5851
01/01/2015 to 12/31/2015         12.614669          12.426853          649,787.2812
01/01/2016 to 12/31/2016         12.426853          12.266390          543,145.4733
01/01/2017 to 12/31/2017         12.266390          12.173591          474,874.5971
01/01/2018 to 12/31/2018         12.173591          12.191243          394,114.8966
--------------------------       ---------          ---------        --------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS E) (FORMERLY LEGG MASON PARTNERS
VARIABLE INCOME TRUST - LEGG MASON
 WESTERN ASSET VARIABLE MONEY MARKET SUB-ACCOUNT))
01/01/2009 to 12/31/2009         13.771720          13.597020        1,183,740.8700
01/01/2010 to 04/30/2010         13.597020          13.530860                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS A)
05/02/2016 to 12/31/2016         53.331925          54.345523        1,251,904.1260
01/01/2017 to 12/31/2017         54.345523          63.747908        1,171,016.2432
01/01/2018 to 12/31/2018         63.747908          62.738507        1,001,442.4274
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS A) (FORMERLY INVESTORS SERIES
TRUST - PIONEER FUND SUB-ACCOUNT (CLASS A))
01/01/2009 to 12/31/2009         13.303436          16.235598          906,565.2000
01/01/2010 to 12/31/2010         16.235598          18.588559        1,579,229.6415
01/01/2011 to 12/31/2011         18.588559          17.479626        2,417,545.9157
01/01/2012 to 12/31/2012         17.479626          19.041558        3,075,981.8233
01/01/2013 to 12/31/2013         19.041558          24.962646        3,096,551.8472
01/01/2014 to 12/31/2014         24.962646          27.334738        2,820,701.5516
01/01/2015 to 12/31/2015         27.334738          26.944786        2,606,666.7582
01/01/2016 to 04/29/2016         26.944786          27.112978                0.0000
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B)
05/02/2016 to 12/31/2016         22.654521          23.043498          548,606.4010
01/01/2017 to 12/31/2017         23.043498          26.971363          594,373.8053
01/01/2018 to 12/31/2018         26.971363          26.473809          577,485.4758
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET INVESTORS SERIES
TRUST - PIONEER FUND SUB-ACCOUNT (CLASS
 B))
08/12/2013 to 12/31/2013         22.517117          24.593916          115,487.0413
01/01/2014 to 12/31/2014         24.593916          26.876234          275,863.8431
01/01/2015 to 12/31/2015         26.876234          26.409734          379,610.0170
01/01/2016 to 04/29/2016         26.409734          26.565924                0.0000
--------------------------       ---------          ---------        --------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         14.255125          13.733793        1,922,764.7277
01/01/2013 to 12/31/2013         13.733793          18.498998        1,760,857.6136
01/01/2014 to 12/31/2014         18.498998          19.816928        1,530,805.1615
01/01/2015 to 12/31/2015         19.816928          21.579412        1,358,785.5452
01/01/2016 to 12/31/2016         21.579412          21.230540        1,208,203.0691
01/01/2017 to 12/31/2017         21.230540          28.651717        1,031,010.1322
01/01/2018 to 12/31/2018         28.651717          28.254906          900,649.1785
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          5.469755           7.743159        1,892,876.1200
01/01/2010 to 12/31/2010          7.743159           8.344698        1,839,185.2455
01/01/2011 to 12/31/2011          8.344698           8.107217        1,754,395.1770
01/01/2012 to 04/27/2012          8.107217           9.117621                0.0000
--------------------------       ---------          ---------        --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)
05/02/2016 to 12/31/2016         30.898634          32.058770        5,566,215.2465
01/01/2017 to 12/31/2017         32.058770          34.181087        5,360,393.6114
01/01/2018 to 12/31/2018         34.181087          32.390837        4,934,619.1992
--------------------------       ---------          ---------        --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY MET
INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS A))
01/01/2009 to 12/31/2009         17.527708          22.980047        2,720,519.5100
01/01/2010 to 12/31/2010         22.980047          25.394296        3,866,966.6869
01/01/2011 to 12/31/2011         25.394296          25.925019        5,224,065.0824
01/01/2012 to 12/31/2012         25.925019          28.505772        6,402,421.7800
01/01/2013 to 12/31/2013         28.505772          28.515147        7,260,952.6022
01/01/2014 to 12/31/2014         28.515147          29.378191        6,987,215.1762
01/01/2015 to 12/31/2015         29.378191          28.565823        6,507,139.9136
01/01/2016 to 04/29/2016         28.565823          29.290759                0.0000
--------------------------       ---------          ---------        --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         29.353094          30.425394        1,271,712.0322
01/01/2017 to 12/31/2017         30.425394          32.351305        1,342,000.1271
01/01/2018 to 12/31/2018         32.351305          30.584649        1,335,340.9232
--------------------------       ---------          ---------        --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET
INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS B))
08/12/2013 to 12/31/2013          2.635627           2.661839        2,128,613.3682
01/01/2014 to 12/31/2014          2.661839           2.737507        5,924,737.9669
01/01/2015 to 12/31/2015          2.737507           2.654143        9,167,724.6553
01/01/2016 to 04/29/2016          2.654143           2.718548                0.0000
--------------------------       ---------          ---------        --------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         16.046974          16.453082          923,869.7500
01/01/2010 to 12/31/2010         16.453082          17.098382        1,416,325.5878
01/01/2011 to 12/31/2011         17.098382          17.731455        1,981,975.4953
01/01/2012 to 12/31/2012         17.731455          17.998404        2,258,609.0782
01/01/2013 to 12/31/2013         17.998404          17.569928        2,437,176.0147
01/01/2014 to 12/31/2014         17.569928          17.749720        2,438,869.7784
01/01/2015 to 12/31/2015         17.749720          17.539143        2,503,832.3545
01/01/2016 to 12/31/2016         17.539143          17.454474        2,291,473.6009
01/01/2017 to 12/31/2017         17.454474          17.483498        2,319,116.5472
01/01/2018 to 12/31/2018         17.483498          17.341920        2,087,448.5612
--------------------------       ---------          ---------        --------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
FIDELITY(Reg. TM) VARIABLE INSURANCE PRODUCTS
CONTRAFUND(Reg. TM) SUB-ACCOUNT (SERVICE CLASS 2)
08/12/2013 to 12/31/2013          5.147976           5.674513          725,609.1625
01/01/2014 to 12/31/2014          5.674513           6.241523        1,918,390.3343
01/01/2015 to 12/31/2015          6.241523           6.174137        2,748,147.6826
01/01/2016 to 12/31/2016          6.174137           6.552380        3,241,393.3058
01/01/2017 to 12/31/2017          6.552380           7.848607        3,283,954.7094
01/01/2018 to 12/31/2018          7.848607           7.217738        3,243,732.4626
--------------------------        --------           --------        --------------

CONTRAFUND(Reg. TM) SUB-ACCOUNT (SERVICE CLASS)
01/01/2009 to 12/31/2009         26.482056          35.391967          567,109.6600
01/01/2010 to 12/31/2010         35.391967          40.830398          866,249.3932
01/01/2011 to 12/31/2011         40.830398          39.163012        1,217,905.1533
01/01/2012 to 12/31/2012         39.163012          44.868303        1,543,781.8661
01/01/2013 to 12/31/2013         44.868303          57.967058        1,591,061.9031
01/01/2014 to 12/31/2014         57.967058          63.851825        1,441,198.8191
01/01/2015 to 12/31/2015         63.851825          63.252037        1,311,836.2866
01/01/2016 to 12/31/2016         63.252037          67.240263        1,207,175.3826
01/01/2017 to 12/31/2017         67.240263          80.658312        1,083,384.8168
01/01/2018 to 12/31/2018         80.658312          74.296500          952,102.6359
--------------------------       ---------          ---------        --------------

MID CAP SUB-ACCOUNT (SERVICE CLASS 2)
01/01/2009 to 12/31/2009         24.285647          33.434468          806,265.1100
01/01/2010 to 12/31/2010         33.434468          42.347733        1,196,494.8013
01/01/2011 to 12/31/2011         42.347733          37.190772        1,802,577.9496
01/01/2012 to 12/31/2012         37.190772          41.969196        2,241,258.2685
01/01/2013 to 12/31/2013         41.969196          56.174780        2,303,183.2210
01/01/2014 to 12/31/2014         56.174780          58.676254        2,237,740.3557
01/01/2015 to 12/31/2015         58.676254          56.861156        2,116,363.1607
01/01/2016 to 12/31/2016         56.861156          62.693345        1,998,684.1228
01/01/2017 to 12/31/2017         62.693345          74.446814        1,838,095.6975
01/01/2018 to 12/31/2018         74.446814          62.498929        1,661,316.1496
--------------------------       ---------          ---------        --------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN INCOME VIP SUB-ACCOUNT (CLASS 2)
01/01/2009 to 12/31/2009         31.451639          42.012274          729,628.6800
01/01/2010 to 12/31/2010         42.012274          46.632018          910,589.9999
01/01/2011 to 12/31/2011         46.632018          47.034525        1,042,790.4432
01/01/2012 to 12/31/2012         47.034525          52.192739        1,150,817.7540
01/01/2013 to 12/31/2013         52.192739          58.583826        1,204,880.7799
01/01/2014 to 12/31/2014         58.583826          60.375481        1,176,518.4191
01/01/2015 to 12/31/2015         60.375481          55.280794        1,128,723.1554
01/01/2016 to 12/31/2016         55.280794          62.094654        1,047,902.8753
01/01/2017 to 12/31/2017         62.094654          67.090076          967,919.6523
01/01/2018 to 12/31/2018         67.090076          63.241321          874,259.8299
--------------------------       ---------          ---------        --------------

FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT (CLASS 2)
01/01/2009 to 12/31/2009         14.833109          18.418533        1,144,021.9300
01/01/2010 to 12/31/2010         18.418533          20.175704        1,382,919.2240
01/01/2011 to 12/31/2011         20.175704          19.668797        1,548,417.9474
01/01/2012 to 12/31/2012         19.668797          22.134178        1,590,494.0297
01/01/2013 to 12/31/2013         22.134178          27.967044        1,528,375.1006
01/01/2014 to 12/31/2014         27.967044          29.512846        1,446,516.6740
01/01/2015 to 12/31/2015         29.512846          27.638150        1,338,391.5716
01/01/2016 to 12/31/2016         27.638150          31.598772        1,236,792.1461
01/01/2017 to 12/31/2017         31.598772          33.728223        1,161,166.6079
01/01/2018 to 12/31/2018         33.728223          30.211017        1,043,647.2004
--------------------------       ---------          ---------        --------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT (CLASS 2)
01/01/2009 to 12/31/2009          5.782082           7.356725          494,336.3200
01/01/2010 to 12/31/2010          7.356725           9.292637          819,420.4662
01/01/2011 to 12/31/2011          9.292637           8.810314        1,445,557.6806
01/01/2012 to 12/31/2012          8.810314          10.274286        2,201,079.3063
01/01/2013 to 12/31/2013         10.274286          13.789211        2,373,231.5776
01/01/2014 to 12/31/2014         13.789211          13.661456        2,426,730.1095
01/01/2015 to 12/31/2015         13.661456          12.463886        2,404,392.9623
01/01/2016 to 12/31/2016         12.463886          15.984910        2,196,383.7858
01/01/2017 to 12/31/2017         15.984910          17.424990        2,098,846.9231
01/01/2018 to 12/31/2018         17.424990          14.953903        1,943,737.7859
--------------------------       ---------          ---------        --------------

TEMPLETON GLOBAL BOND VIP SUB-ACCOUNT (CLASS 2)
01/01/2009 to 12/31/2009         13.127592          15.348221          685,891.4000
01/01/2010 to 12/31/2010         15.348221          17.304367        1,251,882.7727
01/01/2011 to 12/31/2011         17.304367          16.898904        2,145,674.9741
01/01/2012 to 12/31/2012         16.898904          19.153935        2,912,848.6033
01/01/2013 to 12/31/2013         19.153935          19.176162        3,416,673.6077
01/01/2014 to 12/31/2014         19.176162          19.236936        3,439,739.3749
01/01/2015 to 12/31/2015         19.236936          18.134716        3,305,792.5146
01/01/2016 to 12/31/2016         18.134716          18.389673        3,209,214.0038
01/01/2017 to 12/31/2017         18.389673          18.465499        3,133,124.2795
01/01/2018 to 12/31/2018         18.465499          18.541544        2,916,957.1595
--------------------------       ---------          ---------        --------------

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
01/01/2009 to 12/31/2009          7.993738          10.596835        2,607,042.4000
01/01/2010 to 12/31/2010         10.596835          13.050039        2,801,777.2686
01/01/2011 to 12/31/2011         13.050039          13.173773        3,078,813.7559
01/01/2012 to 12/31/2012         13.173773          15.406299        3,219,195.0710
01/01/2013 to 12/31/2013         15.406299          22.428756        3,432,106.5582
01/01/2014 to 12/31/2014         22.428756          26.601023        3,323,100.9655
01/01/2015 to 12/31/2015         26.601023          25.750168        3,363,018.0919
01/01/2016 to 12/31/2016         25.750168          25.671909        3,416,406.0157
01/01/2017 to 12/31/2017         25.671909          29.410747        3,234,761.3380
01/01/2018 to 12/31/2018         29.410747          26.552828        2,995,095.6627
--------------------------       ---------          ---------        --------------

CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
01/01/2009 to 12/31/2009         23.471944          28.236210        1,103,363.7300
01/01/2010 to 12/31/2010         28.236210          31.328039        1,519,379.6880
01/01/2011 to 12/31/2011         31.328039          31.666239        1,982,321.3644
01/01/2012 to 12/31/2012         31.666239          36.167396        2,244,477.1105
01/01/2013 to 12/31/2013         36.167396          46.318086        2,440,445.6668
01/01/2014 to 12/31/2014         46.318086          50.644486        2,377,335.8506
01/01/2015 to 12/31/2015         50.644486          50.688657        2,280,620.2982
01/01/2016 to 12/31/2016         50.688657          54.812016        2,167,618.9613
01/01/2017 to 12/31/2017         54.812016          64.552691        2,022,964.9595
01/01/2018 to 12/31/2018         64.552691          62.479048        1,783,141.4539
--------------------------       ---------          ---------        --------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT (CLASS II)
01/01/2009 to 12/31/2009          9.588519       11.583598             815,464.0600
01/01/2010 to 12/31/2010         11.583598       12.793918           1,116,200.6179
01/01/2011 to 12/31/2011         12.793918       13.575652           1,519,847.6946
01/01/2012 to 12/31/2012         13.575652       15.254952           2,053,229.2963
01/01/2013 to 12/31/2013         15.254952       18.887492           2,493,586.8612
01/01/2014 to 12/31/2014         18.887492       21.114960           2,534,471.7777
01/01/2015 to 12/31/2015         21.114960       19.877270           2,561,927.6727
01/01/2016 to 12/31/2016         19.877270       22.475445           2,471,943.3444
01/01/2017 to 12/31/2017         22.475445       26.351031           2,340,374.0953
01/01/2018 to 12/31/2018         26.351031       24.659692           2,106,253.5323
--------------------------       ---------       ---------           --------------

CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
01/01/2009 to 12/31/2009          8.415694       11.836558             312,136.5500
01/01/2010 to 12/31/2010         11.836558       14.596914             449,281.5538
01/01/2011 to 12/31/2011         14.596914       14.579426             605,314.5437
01/01/2012 to 12/31/2012         14.579426       17.151342             876,505.2267
01/01/2013 to 12/31/2013         17.151342       24.845843           1,042,836.5034
01/01/2014 to 12/31/2014         24.845843       25.474098           1,089,144.0851
01/01/2015 to 12/31/2015         25.474098       23.996807           1,083,536.2219
01/01/2016 to 12/31/2016         23.996807       25.011288           1,094,128.3287
01/01/2017 to 12/31/2017         25.011288       30.619136             999,619.4220
01/01/2018 to 12/31/2018         30.619136       31.196932             869,093.1206
--------------------------       ---------       ---------           --------------

QS VARIABLE CONSERVATIVE GROWTH SUB-ACCOUNT (CLASS I) (FORMERLY QS LEGG MASON VARIABLE
CONSERVATIVE GROWTH SUB-ACCOUNT)
05/03/2010 to 12/31/2010         16.046143       16.966186             207,846.3981
01/01/2011 to 12/31/2011         16.966186       16.910059             354,939.0241
01/01/2012 to 12/31/2012         16.910059       18.838314             445,466.8835
01/01/2013 to 12/31/2013         18.838314       21.403579             500,554.3271
01/01/2014 to 12/31/2014         21.403579       22.119565             468,309.7215
01/01/2015 to 12/31/2015         22.119565       21.531928             438,872.4852
01/01/2016 to 12/31/2016         21.531928       22.787540             430,896.5878
01/01/2017 to 12/31/2017         22.787540       25.490930             407,399.4715
01/01/2018 to 12/31/2018         25.490930       24.004652             374,737.9389
--------------------------       ---------       ---------           --------------

QS VARIABLE GROWTH SUB-ACCOUNT (CLASS I) (FORMERLY QS LEGG MASON VARIABLE GROWTH
SUB-ACCOUNT)
01/01/2009 to 12/31/2009          9.529688       12.436637           1,092,468.8600
01/01/2010 to 12/31/2010         12.436637       14.174869           1,277,213.9188
01/01/2011 to 12/31/2011         14.174869       13.641752           1,419,336.3267
01/01/2012 to 12/31/2012         13.641752       15.572693           1,572,113.4774
01/01/2013 to 12/31/2013         15.572693       19.406012           1,541,549.1324
01/01/2014 to 12/31/2014         19.406012       20.012963           1,494,872.3874
01/01/2015 to 12/31/2015         20.012963       19.274604           1,407,587.8243
01/01/2016 to 12/31/2016         19.274604       20.601232           1,328,179.8506
01/01/2017 to 12/31/2017         20.601232       24.219412           1,244,291.3824
01/01/2018 to 12/31/2018         24.219412       21.937750           1,160,791.9090
--------------------------       ---------       ---------           --------------

LEGG MASON PARTNERS VARIABLE INCOME TRUST
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
01/01/2009 to 12/31/2009         11.125682       17.049176             508,386.9400
01/01/2010 to 12/31/2010         17.049176       19.301473             609,062.1339
01/01/2011 to 12/31/2011         19.301473       19.340355             746,857.2868
01/01/2012 to 12/31/2012         19.340355       22.542599             894,934.9428
01/01/2013 to 12/31/2013         22.542599       23.599352           1,028,276.7526
01/01/2014 to 12/31/2014         23.599352       22.980070           1,021,333.8207
01/01/2015 to 12/31/2015         22.980070       21.315986             981,139.5552
01/01/2016 to 12/31/2016         21.315986       24.275504             882,783.2770
01/01/2017 to 12/31/2017         24.275504       25.984100             840,870.4989
01/01/2018 to 12/31/2018         25.984100       24.591444             786,833.6317
--------------------------       ---------       ---------           --------------


                       1.50% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
OPPENHEIMER MAIN STREET SMALL CAP FUND(Reg. TM)/VA SUB-ACCOUNT (SERVICE SHARES)
01/01/2009 to 12/31/2009      10.289949          13.875444             899,262.1800
01/01/2010 to 12/31/2010      13.875444          16.820570           1,211,771.9544
01/01/2011 to 12/31/2011      16.820570          16.175760           1,467,443.3584
01/01/2012 to 12/31/2012      16.175760          18.749243           1,492,657.6240
01/01/2013 to 12/31/2013      18.749243          25.973451           1,390,348.1760
01/01/2014 to 12/31/2014      25.973451          28.568786           1,328,509.4117
01/01/2015 to 12/31/2015      28.568786          26.428409           1,260,814.5875
01/01/2016 to 12/31/2016      26.428409          30.635881           1,167,929.5399
01/01/2017 to 12/31/2017      30.635881          34.379370           1,056,106.7428
01/01/2018 to 12/31/2018      34.379370          30.295687             927,315.2004
--------------------------    ---------          ---------           --------------

PIONEER VARIABLE CONTRACTS TRUST
PIONEER MID CAP VALUE VCT SUB-ACCOUNT (CLASS II)
01/01/2009 to 12/31/2009      21.587248          26.638121             310,004.8200
01/01/2010 to 12/31/2010      26.638121          30.937182             365,965.1989
01/01/2011 to 12/31/2011      30.937182          28.697248             444,936.0481
01/01/2012 to 12/31/2012      28.697248          31.328060             485,835.5126
01/01/2013 to 12/31/2013      31.328060          40.969898             470,534.8767
01/01/2014 to 12/31/2014      40.969898          46.332846             442,281.6454
01/01/2015 to 12/31/2015      46.332846          42.742952             421,754.6896
01/01/2016 to 12/31/2016      42.742952          48.940659             391,907.0936
01/01/2017 to 12/31/2017      48.940659          54.418513             370,128.0862
01/01/2018 to 12/31/2018      54.418513          43.153322             341,613.0930

                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
INVESCO V.I. EQUITY AND INCOME SUB-ACCOUNT (SERIES II)
01/01/2009 to 12/31/2009      11.533869          13.903411           222,891.9600
01/01/2010 to 12/31/2010      13.903411          15.329056           294,803.3927
01/01/2011 to 12/31/2011      15.329056          14.890146           446,204.6204
01/01/2012 to 12/31/2012      14.890146          16.467780           500,434.3345
01/01/2013 to 12/31/2013      16.467780          20.239563           509,470.1899
01/01/2014 to 12/31/2014      20.239563          21.664568           497,029.5590
01/01/2015 to 12/31/2015      21.664568          20.769472           488,390.3319
01/01/2016 to 12/31/2016      20.769472          23.472189           454,137.2650
01/01/2017 to 12/31/2017      23.472189          25.590892           426,569.2048
01/01/2018 to 12/31/2018      25.590892          22.732674           397,945.3167
--------------------------    ---------          ---------           ------------

INVESCO V.I. INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II) (FORMERLY AIM V.I.
INTERNATIONAL GROWTH SUB-ACCOUNT (SERIES II))
01/01/2009 to 12/31/2009      16.887895          22.422216            51,599.1800
01/01/2010 to 12/31/2010      22.422216          24.848774            73,357.6213
01/01/2011 to 12/31/2011      24.848774          22.745114           110,234.9538
01/01/2012 to 12/31/2012      22.745114          25.796660           141,289.1031
01/01/2013 to 12/31/2013      25.796660          30.139188           156,306.3597
01/01/2014 to 12/31/2014      30.139188          29.687408           160,127.5759
01/01/2015 to 12/31/2015      29.687408          28.451870           152,938.6376
01/01/2016 to 12/31/2016      28.451870          27.805187           143,388.8743
01/01/2017 to 12/31/2017      27.805187          33.584269           133,194.2098
01/01/2018 to 12/31/2018      33.584269          28.023024           133,633.3572
--------------------------    ---------          ---------           ------------

AMERICAN FUNDS INSURANCE SERIES(Reg. TM)
AMERICAN FUNDS BOND SUB-ACCOUNT (CLASS 2)
01/01/2009 to 12/31/2009      13.845537          15.343431            54,213.2000
01/01/2010 to 12/31/2010      15.343431          16.073040            79,165.8013
01/01/2011 to 12/31/2011      16.073040          16.784089           104,120.9165
01/01/2012 to 12/31/2012      16.784089          17.403821           128,042.8143
01/01/2013 to 12/31/2013      17.403821          16.757901           142,548.0526
01/01/2014 to 12/31/2014      16.757901          17.362374           147,315.4477
01/01/2015 to 12/31/2015      17.362374          17.133643           139,555.9909
01/01/2016 to 12/31/2016      17.133643          17.358144           123,914.0525
01/01/2017 to 12/31/2017      17.358144          17.709446           126,654.6931
01/01/2018 to 12/31/2018      17.709446          17.302591           102,721.7314
--------------------------    ---------          ---------           ------------

AMERICAN FUNDS GLOBAL GROWTH SUB-ACCOUNT (CLASS 2)
01/01/2009 to 12/31/2009      17.404655          24.374512            47,263.9300
01/01/2010 to 12/31/2010      24.374512          26.805481            67,635.3248
01/01/2011 to 12/31/2011      26.805481          24.036566            86,439.4093
01/01/2012 to 12/31/2012      24.036566          28.989961            96,982.4465
01/01/2013 to 12/31/2013      28.989961          36.854378           102,759.1290
01/01/2014 to 12/31/2014      36.854378          37.108364            99,575.1962
01/01/2015 to 12/31/2015      37.108364          39.052668            96,740.8069
01/01/2016 to 12/31/2016      39.052668          38.671505            89,405.2769
01/01/2017 to 12/31/2017      38.671505          50.037044            83,519.0332
01/01/2018 to 12/31/2018      50.037044          44.785480            75,470.7245
--------------------------    ---------          ---------           ------------


                        1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                         NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT            UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD           END OF PERIOD
                              ---------------    ---------------    ------------------
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION SUB-ACCOUNT (CLASS 2)
01/01/2009 to 12/31/2009          15.852873          25.164423           26,752.7300
01/01/2010 to 12/31/2010          25.164423          30.316276           35,517.6198
01/01/2011 to 12/31/2011          30.316276          24.123856           42,097.1389
01/01/2012 to 12/31/2012          24.123856          28.054342           46,069.2927
01/01/2013 to 12/31/2013          28.054342          35.416816           44,778.1617
01/01/2014 to 12/31/2014          35.416816          35.594470           46,822.1103
01/01/2015 to 12/31/2015          35.594470          35.122509           44,411.2017
01/01/2016 to 12/31/2016          35.122509          35.290319           40,117.6772
01/01/2017 to 12/31/2017          35.290319          43.725457           33,506.1015
01/01/2018 to 12/31/2018          43.725457          38.488960           29,293.6110
--------------------------        ---------          ---------           -----------

AMERICAN FUNDS GROWTH SUB-ACCOUNT (CLASS 2)
01/01/2009 to 12/31/2009          92.830501         127.362768           31,849.9300
01/01/2010 to 12/31/2010         127.362768         148.757722           42,869.6973
01/01/2011 to 12/31/2011         148.757722         140.139812           52,768.4923
01/01/2012 to 12/31/2012         140.139812         162.577020           60,194.5408
01/01/2013 to 12/31/2013         162.577020         208.160148           60,512.2500
01/01/2014 to 12/31/2014         208.160148         222.287363           56,354.6255
01/01/2015 to 12/31/2015         222.287363         233.761779           50,127.8409
01/01/2016 to 12/31/2016         233.761779         251.878471           45,387.8193
01/01/2017 to 12/31/2017         251.878471         318.026632           38,244.3793
01/01/2018 to 12/31/2018         318.026632         312.176519           31,350.4018
--------------------------       ----------         ----------           -----------

AMERICAN FUNDS GROWTH-INCOME SUB-ACCOUNT (CLASS 2)
01/01/2009 to 12/31/2009          69.987358          90.394289           27,268.2500
01/01/2010 to 12/31/2010          90.394289          99.125555           36,597.7565
01/01/2011 to 12/31/2011          99.125555          95.770102           40,596.0464
01/01/2012 to 12/31/2012          95.770102         110.718206           44,679.1292
01/01/2013 to 12/31/2013         110.718206         145.463826           44,321.9998
01/01/2014 to 12/31/2014         145.463826         158.378930           41,757.5372
01/01/2015 to 12/31/2015         158.378930         158.132341           40,482.6819
01/01/2016 to 12/31/2016         158.132341         173.552067           37,308.8907
01/01/2017 to 12/31/2017         173.552067         209.036318           31,715.8200
01/01/2018 to 12/31/2018         209.036318         202.024224           26,327.4746
--------------------------       ----------         ----------           -----------

BRIGHTHOUSE FUNDS TRUST I
AMERICAN FUNDS(Reg. TM) GROWTH SUB-ACCOUNT (CLASS C)
08/12/2013 to 12/31/2013          11.410877          12.684406       16,265,863.0286
01/01/2014 to 12/31/2014          12.684406          13.504638       14,095,337.4320
01/01/2015 to 12/31/2015          13.504638          14.153010       12,437,190.3780
01/01/2016 to 12/31/2016          14.153010          15.195759       11,575,101.0845
01/01/2017 to 12/31/2017          15.195759          19.128010       10,231,219.3443
01/01/2018 to 12/31/2018          19.128010          18.728781        9,083,680.3944
--------------------------       ----------         ----------       ---------------

BLACKROCK HIGH YIELD SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012          21.695968          23.307882        3,267,882.4500
01/01/2013 to 12/31/2013          23.307882          25.078819        2,529,494.1679
01/01/2014 to 12/31/2014          25.078819          25.494051        2,024,582.2085
01/01/2015 to 12/31/2015          25.494051          24.073973        1,813,920.5224
01/01/2016 to 12/31/2016          24.073973          27.003572        1,689,415.4106
01/01/2017 to 12/31/2017          27.003572          28.638306        1,573,704.3396
01/01/2018 to 12/31/2018          28.638306          27.371492        1,322,173.7796
--------------------------       ----------         ----------       ---------------


                       1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
BRIGHTHOUSE/ABERDEEN EMERGING MARKETS EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MFS(Reg. TM)
EMERGING MARKETS EQUITY SUB-ACCOUNT
 (CLASS B))
01/01/2009 to 12/31/2009          6.156400          10.236000         3,411,716.9900
01/01/2010 to 12/31/2010         10.236000          12.456715         6,735,950.9509
01/01/2011 to 12/31/2011         12.456715           9.966333         8,359,257.3766
01/01/2012 to 12/31/2012          9.966333          11.660563         7,916,048.0421
01/01/2013 to 12/31/2013         11.660563          10.903862         8,915,079.5966
01/01/2014 to 12/31/2014         10.903862          10.031008         9,634,324.8379
01/01/2015 to 12/31/2015         10.031008           8.508161         9,235,529.0266
01/01/2016 to 12/31/2016          8.508161           9.336201         8,453,263.4137
01/01/2017 to 12/31/2017          9.336201          11.791357         7,646,179.8146
01/01/2018 to 12/31/2018         11.791357           9.957627         7,514,668.3019
--------------------------       ---------          ---------         --------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         17.350200          18.414936         1,888,250.4515
01/01/2015 to 12/31/2015         18.414936          17.868635         1,721,403.9447
01/01/2016 to 12/31/2016         17.868635          17.738721         1,605,289.1727
01/01/2017 to 12/31/2017         17.738721          19.333840         1,465,501.8905
01/01/2018 to 12/31/2018         19.333840          17.380355         1,345,334.5821
--------------------------       ---------          ---------         --------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE INSURANCE FUNDS
(INVESCO VARIABLE INSURANCE FUNDS) -
 INVESCO V.I. GLOBAL REAL ESTATE (SERIES II))
01/01/2009 to 12/31/2009          5.222427           6.737821            16,587.5100
01/01/2010 to 12/31/2010          6.737821           7.774066            27,181.6324
01/01/2011 to 12/31/2011          7.774066           7.136180            31,483.7769
01/01/2012 to 12/31/2012          7.136180           8.977845            50,214.9584
01/01/2013 to 12/31/2013          8.977845           9.050707            58,897.0841
01/01/2014 to 04/25/2014          9.050707           9.512888                 0.0000
--------------------------       ---------          ---------         --------------

CLARION GLOBAL REAL ESTATE SUB-ACCOUNT (CLASS B) (FORMERLY THE UNIVERSAL INSTITUTIONAL
FUNDS, INC. - UIF U.S. REAL ESTATE SUB-
 ACCOUNT (CLASS I))
01/01/2009 to 12/31/2009         27.713737          35.006669            13,260.0700
01/01/2010 to 12/31/2010         35.006669          44.774079            22,382.1092
01/01/2011 to 12/31/2011         44.774079          46.673470            24,982.4381
01/01/2012 to 12/31/2012         46.673470          53.202241            31,287.5906
01/01/2013 to 12/31/2013         53.202241          53.433046            29,817.8752
01/01/2014 to 04/25/2014         53.433046          59.548503                 0.0000
--------------------------       ---------          ---------         --------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B)
05/02/2011 to 12/31/2011          8.318688           7.530069         9,281,983.4705
01/01/2012 to 12/31/2012          7.530069           8.781353         9,179,927.9410
01/01/2013 to 12/31/2013          8.781353          12.582936        10,299,327.4956
01/01/2014 to 12/31/2014         12.582936          14.722774         9,951,305.9858
01/01/2015 to 12/31/2015         14.722774          13.904219         8,405,579.8868
01/01/2016 to 12/31/2016         13.904219          14.050311         7,251,685.0999
01/01/2017 to 12/31/2017         14.050311          16.373407         6,359,386.8557
01/01/2018 to 12/31/2018         16.373407          14.974829         5,330,093.0543
--------------------------       ---------          ---------        ---------------

CLEARBRIDGE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY LEGG MASON VALUE EQUITY
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          4.607445           6.255989         1,485,802.9800
01/01/2010 to 12/31/2010          6.255989           6.608321         2,136,811.7632
01/01/2011 to 04/29/2011          6.608321           7.022114                 0.0000
--------------------------       ---------          ---------        ---------------


                       1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
HARRIS OAKMARK INTERNATIONAL SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         18.212891          21.021513        5,894,732.4837
01/01/2013 to 12/31/2013         21.021513          26.995638        6,198,464.3985
01/01/2014 to 12/31/2014         26.995638          25.028886        6,812,067.9430
01/01/2015 to 12/31/2015         25.028886          23.517737        6,180,318.9882
01/01/2016 to 12/31/2016         23.517737          25.037133        5,703,414.1363
01/01/2017 to 12/31/2017         25.037133          32.138682        5,019,831.9015
01/01/2018 to 12/31/2018         32.138682          24.044040        5,129,835.0224
--------------------------       ---------          ---------        --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B)
05/04/2009 to 12/31/2009          7.219162           9.008179        1,579,466.2400
01/01/2010 to 12/31/2010          9.008179          10.184113        2,751,749.3103
01/01/2011 to 12/31/2011         10.184113           9.876117        3,848,914.6430
01/01/2012 to 12/31/2012          9.876117          11.518581        5,585,792.0588
01/01/2013 to 12/31/2013         11.518581          15.347858        6,134,754.4460
01/01/2014 to 12/31/2014         15.347858          16.510796        5,772,042.6643
01/01/2015 to 12/31/2015         16.510796          15.278501        5,109,520.7704
01/01/2016 to 12/31/2016         15.278501          17.636921        5,084,198.4394
01/01/2017 to 12/31/2017         17.636921          20.485749        4,586,955.1307
01/01/2018 to 12/31/2018         20.485749          17.708449        4,021,455.4720
--------------------------       ---------          ---------        --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE INSURANCE FUNDS (INVESCO
VARIABLE INSURANCE FUNDS) - INVESCO V.I.
 GROWTH AND INCOME SUB-ACCOUNT (SERIES II))
01/01/2009 to 12/31/2009         16.961481          20.716606           87,747.6800
01/01/2010 to 12/31/2010         20.716606          22.873636          128,522.0594
01/01/2011 to 12/31/2011         22.873636          22.002166          162,258.9539
01/01/2012 to 12/31/2012         22.002166          24.757661          189,188.4315
01/01/2013 to 12/31/2013         24.757661          32.592309          198,561.0587
01/01/2014 to 04/25/2014         32.592309          32.774517                0.0000
--------------------------       ---------          ---------        --------------

INVESCO COMSTOCK SUB-ACCOUNT (CLASS B) (FORMERLY VAN KAMPEN COMSTOCK SUB-ACCOUNT (CLASS
B) AND BEFORE THAT VAN KAMPEN LIFE
 INVESTMENT TRUST - VAN KAMPEN LIT COMSTOCK SUB-ACCOUNT (CLASS II))
01/01/2009 to 05/01/2009          9.559028           9.270868                0.0000
--------------------------       ---------          ---------        --------------

INVESCO SMALL CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          9.546739          12.572653        1,253,787.8800
01/01/2010 to 12/31/2010         12.572653          15.612906        1,691,566.4377
01/01/2011 to 12/31/2011         15.612906          15.199465        2,308,826.3032
01/01/2012 to 12/31/2012         15.199465          17.683791        2,591,469.4859
01/01/2013 to 12/31/2013         17.683791          24.395133        2,336,788.7807
01/01/2014 to 12/31/2014         24.395133          25.907149        2,104,459.8518
01/01/2015 to 12/31/2015         25.907149          25.060002        2,060,361.6892
01/01/2016 to 12/31/2016         25.060002          27.482289        1,793,945.0247
01/01/2017 to 12/31/2017         27.482289          33.899002        1,536,747.6644
01/01/2018 to 12/31/2018         33.899002          30.339759        1,411,630.8800
--------------------------       ---------          ---------        --------------

LOOMIS SAYLES GLOBAL MARKETS SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         14.054109          14.416084        3,718,858.9764
01/01/2013 to 12/31/2013         14.416084          16.617317        3,266,386.7049
01/01/2014 to 12/31/2014         16.617317          16.920561        3,249,730.5987
01/01/2015 to 12/31/2015         16.920561          16.856421        2,955,583.3477
01/01/2016 to 12/31/2016         16.856421          17.381346        2,541,629.1051
01/01/2017 to 12/31/2017         17.381346          21.035397        2,134,836.6151
01/01/2018 to 12/31/2018         21.035397          19.584392        1,965,264.4056
--------------------------       ---------          ---------        --------------


                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
MFS(Reg. TM) RESEARCH INTERNATIONAL SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         10.023606          12.978336       2,505,048.0600
01/01/2010 to 12/31/2010         12.978336          14.229112       2,745,255.7489
01/01/2011 to 12/31/2011         14.229112          12.503286       3,047,612.0746
01/01/2012 to 12/31/2012         12.503286          14.359545       2,858,859.2081
01/01/2013 to 12/31/2013         14.359545          16.853046       2,531,598.9555
01/01/2014 to 12/31/2014         16.853046          15.432901       2,475,053.5685
01/01/2015 to 12/31/2015         15.432901          14.918516       2,723,516.5361
01/01/2016 to 12/31/2016         14.918516          14.553201       2,386,049.9262
01/01/2017 to 12/31/2017         14.553201          18.355456       2,248,775.2042
01/01/2018 to 12/31/2018         18.355456          15.534404       2,125,347.5969
--------------------------       ---------          ---------       --------------

MORGAN STANLEY MID CAP GROWTH SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009          6.765224          10.470956          55,327.8200
01/01/2010 to 12/31/2010         10.470956          13.611354          67,229.5922
01/01/2011 to 12/31/2011         13.611354          12.468479         107,388.4040
01/01/2012 to 12/31/2012         12.468479          13.408399         166,932.4029
01/01/2013 to 12/31/2013         13.408399          18.345091         210,972.6110
01/01/2014 to 12/31/2014         18.345091          18.236986         222,512.6246
01/01/2015 to 12/31/2015         18.236986          17.046033         218,113.9260
01/01/2016 to 12/31/2016         17.046033          15.356202         229,248.0551
01/01/2017 to 12/31/2017         15.356202          21.145225         198,390.9699
01/01/2018 to 12/31/2018         21.145225          22.919936         159,445.5740
--------------------------       ---------          ---------       --------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         11.578024          15.929328          16,867.3300
01/01/2010 to 12/31/2010         15.929328          18.173452          16,256.1559
01/01/2011 to 12/31/2011         18.173452          16.382187          15,998.5231
01/01/2012 to 12/31/2012         16.382187          19.534534          14,286.8077
01/01/2013 to 12/31/2013         19.534534          24.436965          44,002.7547
01/01/2014 to 12/31/2014         24.436965          24.564278          42,233.2004
01/01/2015 to 12/31/2015         24.564278          25.125769          38,367.5943
01/01/2016 to 12/31/2016         25.125769          24.784070          33,451.0252
01/01/2017 to 12/31/2017         24.784070          33.352121          27,886.0480
01/01/2018 to 12/31/2018         33.352121          28.505692          24,328.8944
--------------------------       ---------          ---------       --------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B) AND BEFORE THAT
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GROWTH SECURITIES
SUB-ACCOUNT (CLASS 2))
01/01/2009 to 12/31/2009          7.788197          10.048509          42,513.9100
01/01/2010 to 12/31/2010         10.048509          10.620322          45,387.1725
01/01/2011 to 04/29/2011         10.620322          11.841358               0.0000
--------------------------       ---------          ---------       --------------

OPPENHEIMER GLOBAL EQUITY SUB-ACCOUNT (CLASS B) (FORMERLY MET/TEMPLETON GROWTH
SUB-ACCOUNT (CLASS B))
05/03/2010 to 12/31/2010          8.676477           9.071637           4,097.1219
01/01/2011 to 12/31/2011          9.071637           8.312166          59,224.5392
01/01/2012 to 12/31/2012          8.312166           9.996641          63,025.4342
01/01/2013 to 04/26/2013          9.996641          10.620719               0.0000
--------------------------       ---------          ---------       --------------

T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E)
04/28/2014 to 12/31/2014         43.106567          47.027562          49,423.4994
01/01/2015 to 12/31/2015         47.027562          44.667960          48,320.4344
01/01/2016 to 12/31/2016         44.667960          51.018095          43,172.9146
01/01/2017 to 12/31/2017         51.018095          58.781040          36,554.1482
01/01/2018 to 12/31/2018         58.781040          52.600875          32,786.3589
--------------------------       ---------          ---------       --------------


                       1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
T. ROWE PRICE LARGE CAP VALUE SUB-ACCOUNT (CLASS E) (FORMERLY LEGG MASON PARTNERS
VARIABLE EQUITY TRUST - CLEARBRIDGE VARIABLE
 ALL CAP VALUE SUB-ACCOUNT (CLASS I))
01/01/2009 to 12/31/2009         21.575166          27.466266           33,512.0900
01/01/2010 to 12/31/2010         27.466266          31.518820           38,861.1643
01/01/2011 to 12/31/2011         31.518820          29.097478           46,296.6108
01/01/2012 to 12/31/2012         29.097478          32.922180           49,392.3960
01/01/2013 to 12/31/2013         32.922180          42.821428           48,970.4404
01/01/2014 to 04/25/2014         42.821428          43.044665                0.0000
--------------------------       ---------          ---------           -----------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B) (FORMERLY AIM VARIABLE INSURANCE
FUNDS (INVESCO VARIABLE INSURANCE
 FUNDS) - INVESCO V.I. AMERICAN VALUE SUB-ACCOUNT (SERIES II) AND BEFORE THAT THE
UNIVERSAL INSTITUTIONAL FUNDS, INC. - UIF U.S. MID
 CAP VALUE SUB-ACCOUNT CLASS II))
01/01/2009 to 12/31/2009          6.325023           8.662198           35,242.2200
01/01/2010 to 12/31/2010          8.662198          10.415731           45,778.8061
01/01/2011 to 12/31/2011         10.415731          10.335456           80,728.5048
01/01/2012 to 12/31/2012         10.335456          11.907276           87,665.7806
01/01/2013 to 12/31/2013         11.907276          15.694676           76,497.4970
01/01/2014 to 04/25/2014         15.694676          15.679015                0.0000
--------------------------       ---------          ---------           -----------

VICTORY SYCAMORE MID CAP VALUE SUB-ACCOUNT (CLASS B)
04/28/2014 to 12/31/2014         34.128594          36.934398        1,077,254.9885
01/01/2015 to 12/31/2015         36.934398          33.083553        1,543,775.1148
01/01/2016 to 12/31/2016         33.083553          37.606365        1,449,861.3857
01/01/2017 to 12/31/2017         37.606365          40.517902        1,252,705.1797
01/01/2018 to 12/31/2018         40.517902          35.825404          792,615.5867
--------------------------       ---------          ---------        --------------

BRIGHTHOUSE FUNDS TRUST II
BLACKROCK BOND INCOME SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         53.241766          55.287445            1,899.9188
01/01/2013 to 12/31/2013         55.287445          53.861592            3,778.4470
01/01/2014 to 12/31/2014         53.861592          56.616365            4,854.4280
01/01/2015 to 12/31/2015         56.616365          55.907566            6,185.0841
01/01/2016 to 12/31/2016         55.907566          56.596756           13,773.3797
01/01/2017 to 12/31/2017         56.596756          57.844562            9,352.4336
01/01/2018 to 12/31/2018         57.844562          56.571175            8,375.0942
--------------------------       ---------          ---------        --------------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A)
05/04/2009 to 12/31/2009         10.343998          13.027044            1,098.0500
01/01/2010 to 12/31/2010         13.027044          15.361397              817.4712
01/01/2011 to 12/31/2011         15.361397          13.765569              141.4414
01/01/2012 to 12/31/2012         13.765569          15.492884              118.8309
01/01/2013 to 12/31/2013         15.492884          20.464470              120.0078
01/01/2014 to 12/31/2014         20.464470          21.931630              118.8698
01/01/2015 to 12/31/2015         21.931630          22.938744              112.4185
01/01/2016 to 12/31/2016         22.938744          22.593895              110.5057
01/01/2017 to 12/31/2017         22.593895          29.781154              103.4074
01/01/2018 to 12/31/2018         29.781154          30.016338               95.6820
--------------------------       ---------          ---------        --------------

BLACKROCK CAPITAL APPRECIATION SUB-ACCOUNT (CLASS A) (FORMERLY BLACKROCK LEGACY LARGE CAP
GROWTH SUB-ACCOUNT (CLASS A) AND
 BEFORE THAT MET INVESTORS SERIES TRUST - MET/AIM CAPITAL APPRECIATION SUB-ACCOUNT (CLASS
A))
01/01/2009 to 05/01/2009          8.977845           8.533019                0.0000
--------------------------       ---------          ---------        --------------


                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS B)
08/12/2013 to 12/31/2013          9.951030           9.889713       8,363,158.2263
01/01/2014 to 12/31/2014          9.889713           9.732732       7,075,066.4450
01/01/2015 to 12/31/2015          9.732732           9.578243       7,140,713.0665
01/01/2016 to 12/31/2016          9.578243           9.436777       6,183,642.8811
01/01/2017 to 12/31/2017          9.436777           9.346335       4,913,584.0713
01/01/2018 to 12/31/2018          9.346335           9.339633       6,208,315.4689
--------------------------        --------           --------       --------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS E)
05/03/2010 to 12/31/2010         13.315911          13.175395          57,331.1750
01/01/2011 to 12/31/2011         13.175395          12.966829          63,226.6118
01/01/2012 to 12/31/2012         12.966829          12.759885          78,400.8691
01/01/2013 to 12/31/2013         12.759885          12.557346          39,878.1467
01/01/2014 to 12/31/2014         12.557346          12.358022          19,175.6872
01/01/2015 to 12/31/2015         12.358022          12.161861          13,335.4350
01/01/2016 to 12/31/2016         12.161861          11.992823          12,753.2595
01/01/2017 to 12/31/2017         11.992823          11.890233          12,661.5622
01/01/2018 to 12/31/2018         11.890233          11.895510          12,071.5635
--------------------------       ---------          ---------       --------------

BLACKROCK ULTRA-SHORT TERM BOND SUB-ACCOUNT (CLASS E) (FORMERLY LEGG MASON PARTNERS
VARIABLE INCOME TRUST - LEGG MASON
 WESTERN ASSET VARIABLE MONEY MARKET SUB-ACCOUNT))
01/01/2009 to 12/31/2009         13.572747          13.387179          28,262.3000
01/01/2010 to 04/30/2010         13.387179          13.317662               0.0000
--------------------------       ---------          ---------       --------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS A)
05/02/2016 to 12/31/2016         52.197016          53.153808          72,586.3770
01/01/2017 to 12/31/2017         53.153808          62.287925          68,049.0737
01/01/2018 to 12/31/2018         62.287925          61.240021          59,036.2255
--------------------------       ---------          ---------       --------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS A) (FORMERLY INVESTORS SERIES
TRUST - PIONEER FUND SUB-ACCOUNT (CLASS A))
01/01/2009 to 12/31/2009         13.106480          15.979246          42,814.5700
01/01/2010 to 12/31/2010         15.979246          18.276791          82,830.4565
01/01/2011 to 12/31/2011         18.276791          17.169315         139,612.6721
01/01/2012 to 12/31/2012         17.169315          18.684733         181,721.6713
01/01/2013 to 12/31/2013         18.684733          24.470406         196,254.6002
01/01/2014 to 12/31/2014         24.470406          26.768949         173,100.6735
01/01/2015 to 12/31/2015         26.768949          26.360698         155,066.1225
01/01/2016 to 04/29/2016         26.360698          26.516523               0.0000
--------------------------       ---------          ---------       --------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B)
05/02/2016 to 12/31/2016         22.348644          22.717309         595,450.1546
01/01/2017 to 12/31/2017         22.717309          26.563097         684,390.2421
01/01/2018 to 12/31/2018         26.563097          26.046865         509,938.2468
--------------------------       ---------          ---------       --------------

BRIGHTHOUSE/WELLINGTON CORE EQUITY OPPORTUNITIES (CLASS B) (FORMERLY MET INVESTORS
SERIES TRUST - PIONEER FUND SUB-ACCOUNT (CLASS
 B))
08/12/2013 to 12/31/2013         22.081748          24.109085         301,646.3134
01/01/2014 to 12/31/2014         24.109085          26.320086         275,691.3311
01/01/2015 to 12/31/2015         26.320086          25.837392         297,205.4542
01/01/2016 to 04/29/2016         25.837392          25.981652               0.0000
--------------------------       ---------          ---------       --------------


                       1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                        NUMBER OF
                                ACCUMULATION       ACCUMULATION        ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT           UNITS
                                BEGINNING OF          END OF          OUTSTANDING AT
                                   PERIOD             PERIOD          END OF PERIOD
                              ---------------    ---------------    -----------------
JENNISON GROWTH SUB-ACCOUNT (CLASS B)
04/30/2012 to 12/31/2012         14.099051          13.574315        6,670,324.1565
01/01/2013 to 12/31/2013         13.574315          18.265927        5,887,204.3642
01/01/2014 to 12/31/2014         18.265927          19.547699        4,674,978.0451
01/01/2015 to 12/31/2015         19.547699          21.264970        3,988,450.4442
01/01/2016 to 12/31/2016         21.264970          20.900277        3,680,331.3896
01/01/2017 to 12/31/2017         20.900277          28.177936        3,047,748.0087
01/01/2018 to 12/31/2018         28.177936          27.759751        2,781,377.6831
--------------------------       ---------          ---------        --------------

JENNISON GROWTH SUB-ACCOUNT (CLASS B) (FORMERLY OPPENHEIMER CAPITAL APPRECIATION
SUB-ACCOUNT (CLASS B))
01/01/2009 to 12/31/2009          5.416942           7.660736        1,915,241.2800
01/01/2010 to 12/31/2010          7.660736           8.247628        1,610,111.5628
01/01/2011 to 12/31/2011          8.247628           8.004920        1,408,321.2504
01/01/2012 to 04/27/2012          8.004920           8.999645                0.0000
--------------------------       ---------          ---------        --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A)
05/02/2016 to 12/31/2016         30.241178          31.355845          320,726.0602
01/01/2017 to 12/31/2017         31.355845          33.398324          306,125.3223
01/01/2018 to 12/31/2018         33.398324          31.617267          288,438.7449
--------------------------       ---------          ---------        --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS A) (FORMERLY MET
INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS A))
01/01/2009 to 12/31/2009         17.275197          22.626378          108,632.9500
01/01/2010 to 12/31/2010         22.626378          24.978500          170,143.4107
01/01/2011 to 12/31/2011         24.978500          25.475125          283,075.9526
01/01/2012 to 12/31/2012         25.475125          27.982962          360,409.6261
01/01/2013 to 12/31/2013         27.982962          27.964193          438,684.1983
01/01/2014 to 12/31/2014         27.964193          28.781776          406,496.2181
01/01/2015 to 12/31/2015         28.781776          27.957931          375,760.1818
01/01/2016 to 04/29/2016         27.957931          28.658021                0.0000
--------------------------       ---------          ---------        --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B)
05/02/2016 to 12/31/2016         28.728516          29.758273        1,215,644.8390
01/01/2017 to 12/31/2017         29.758273          31.610434        1,193,112.5632
01/01/2018 to 12/31/2018         31.610434          29.854206        1,038,322.5468
--------------------------       ---------          ---------        --------------

WESTERN ASSET MANAGEMENT STRATEGIC BOND OPPORTUNITIES SUB-ACCOUNT (CLASS B) (FORMERLY MET
INVESTORS SERIES TRUST - PIONEER
 STRATEGIC INCOME SUB-ACCOUNT (CLASS B))
08/12/2013 to 12/31/2013          2.585606           2.610313          166,865.3428
01/01/2014 to 12/31/2014          2.610313           2.681834          606,420.3257
01/01/2015 to 12/31/2015          2.681834           2.597567          773,203.0002
01/01/2016 to 04/29/2016          2.597567           2.659725                0.0000
--------------------------       ---------          ---------        --------------

WESTERN ASSET MANAGEMENT U.S. GOVERNMENT SUB-ACCOUNT (CLASS B)
01/01/2009 to 12/31/2009         15.821074          16.205260        1,245,877.9000
01/01/2010 to 12/31/2010         16.205260          16.824014        2,141,454.3756
01/01/2011 to 12/31/2011         16.824014          17.429548        2,728,177.3143
01/01/2012 to 12/31/2012         17.429548          17.674177        2,663,283.4393
01/01/2013 to 12/31/2013         17.674177          17.236178        2,471,433.1772
01/01/2014 to 12/31/2014         17.236178          17.395157        2,042,554.2656
01/01/2015 to 12/31/2015         17.395157          17.171609        1,884,724.0816
01/01/2016 to 12/31/2016         17.171609          17.071639        1,819,795.4108
01/01/2017 to 12/31/2017         17.071639          17.082986        1,822,865.1261
01/01/2018 to 12/31/2018         17.082986          16.927627        1,818,387.3520
--------------------------       ---------          ---------        --------------


                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
FIDELITY(Reg. TM) VARIABLE INSURANCE PRODUCTS
CONTRAFUND(Reg. TM) SUB-ACCOUNT (SERVICE CLASS 2)
08/12/2013 to 12/31/2013      50.530135          55.676889             6,456.7193
01/01/2014 to 12/31/2014      55.676889          61.179061            16,868.9457
01/01/2015 to 12/31/2015      61.179061          60.458057            20,879.0506
01/01/2016 to 12/31/2016      60.458057          64.097761            21,043.1024
01/01/2017 to 12/31/2017      64.097761          76.701479            20,848.5546
01/01/2018 to 12/31/2018      76.701479          70.465309            19,865.5017
--------------------------    ---------          ---------            -----------

CONTRAFUND(Reg. TM) SUB-ACCOUNT (SERVICE CLASS)
01/01/2009 to 12/31/2009      26.113424          34.864434            32,990.5400
01/01/2010 to 12/31/2010      34.864434          40.181658            52,559.0859
01/01/2011 to 12/31/2011      40.181658          38.502322            76,153.6370
01/01/2012 to 12/31/2012      38.502322          44.067070            95,189.9860
01/01/2013 to 12/31/2013      44.067070          56.875066           113,201.0294
01/01/2014 to 12/31/2014      56.875066          62.586379           102,602.9426
01/01/2015 to 12/31/2015      62.586379          61.936514            89,716.9377
01/01/2016 to 12/31/2016      61.936514          65.776004            82,374.7528
01/01/2017 to 12/31/2017      65.776004          78.823292            74,187.9070
01/01/2018 to 12/31/2018      78.823292          72.533212            66,214.0169
--------------------------    ---------          ---------           ------------

MID CAP SUB-ACCOUNT (SERVICE CLASS 2)
01/01/2009 to 12/31/2009      24.043718          33.068339            38,476.5300
01/01/2010 to 12/31/2010      33.068339          41.842204            61,465.9416
01/01/2011 to 12/31/2011      41.842204          36.710130           100,666.9336
01/01/2012 to 12/31/2012      36.710130          41.385194           128,693.8996
01/01/2013 to 12/31/2013      41.385194          55.337802           147,718.0633
01/01/2014 to 12/31/2014      55.337802          57.744233           144,296.0325
01/01/2015 to 12/31/2015      57.744233          55.902032           128,873.4318
01/01/2016 to 12/31/2016      55.902032          61.574260           117,903.9291
01/01/2017 to 12/31/2017      61.574260          73.045119           108,090.6028
01/01/2018 to 12/31/2018      73.045119          61.260510            97,046.1424
--------------------------    ---------          ---------           ------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
FRANKLIN INCOME VIP SUB-ACCOUNT (CLASS 2)
01/01/2009 to 12/31/2009      30.831141          41.142311            21,340.4100
01/01/2010 to 12/31/2010      41.142311          45.620796            29,387.1588
01/01/2011 to 12/31/2011      45.620796          45.968701            43,309.7107
01/01/2012 to 12/31/2012      45.968701          50.958796            63,650.1413
01/01/2013 to 12/31/2013      50.958796          57.141648            70,610.2399
01/01/2014 to 12/31/2014      57.141648          58.830348            71,742.6868
01/01/2015 to 12/31/2015      58.830348          53.812193            74,345.7715
01/01/2016 to 12/31/2016      53.812193          60.384663            67,585.3295
01/01/2017 to 12/31/2017      60.384663          65.177530            57,401.7848
01/01/2018 to 12/31/2018      65.177530          61.376744            53,056.3794
--------------------------    ---------          ---------           ------------

FRANKLIN MUTUAL SHARES VIP SUB-ACCOUNT (CLASS 2)
01/01/2009 to 12/31/2009      14.653907          18.177837            28,836.3500
01/01/2010 to 12/31/2010      18.177837          19.892165            39,741.3573
01/01/2011 to 12/31/2011      19.892165          19.373038            41,006.9942
01/01/2012 to 12/31/2012      19.373038          21.779453            48,570.5547
01/01/2013 to 12/31/2013      21.779453          27.491364            49,074.5167
01/01/2014 to 12/31/2014      27.491364          28.981883            46,847.7037
01/01/2015 to 12/31/2015      28.981883          27.113782            41,942.2348
01/01/2016 to 12/31/2016      27.113782          30.968290            34,013.4014
01/01/2017 to 12/31/2017      30.968290          33.022324            31,108.9728
01/01/2018 to 12/31/2018      33.022324          29.548992            27,389.1796
--------------------------    ---------          ---------           ------------


                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
FRANKLIN SMALL CAP VALUE VIP SUB-ACCOUNT (CLASS 2)
01/01/2009 to 12/31/2009          5.772724           7.337474         41,885.4700
01/01/2010 to 12/31/2010          7.337474           9.259070         57,738.4084
01/01/2011 to 12/31/2011          9.259070           8.769731         92,874.9079
01/01/2012 to 12/31/2012          8.769731          10.216691        140,874.4422
01/01/2013 to 12/31/2013         10.216691          13.698220        161,814.7579
01/01/2014 to 12/31/2014         13.698220          13.557740        165,038.5474
01/01/2015 to 12/31/2015         13.557740          12.356896        158,358.7066
01/01/2016 to 12/31/2016         12.356896          15.831869        139,544.5371
01/01/2017 to 12/31/2017         15.831869          17.240969        125,112.6988
01/01/2018 to 12/31/2018         17.240969          14.781097        123,307.6378
--------------------------       ---------          ---------        ------------

TEMPLETON GLOBAL BOND VIP SUB-ACCOUNT (CLASS 2)
01/01/2009 to 12/31/2009         12.997081          15.180454         31,425.0100
01/01/2010 to 12/31/2010         15.180454          17.098129         61,140.0669
01/01/2011 to 12/31/2011         17.098129          16.680854        113,770.4242
01/01/2012 to 12/31/2012         16.680854          18.887799        164,302.7769
01/01/2013 to 12/31/2013         18.887799          18.890822        198,482.7721
01/01/2014 to 12/31/2014         18.890822          18.931751        198,847.1627
01/01/2015 to 12/31/2015         18.931751          17.829175        192,626.1583
01/01/2016 to 12/31/2016         17.829175          18.061772        173,998.4295
01/01/2017 to 12/31/2017         18.061772          18.118173        167,884.7219
01/01/2018 to 12/31/2018         18.118173          18.174503        155,203.4412
--------------------------       ---------          ---------        ------------

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
CLEARBRIDGE VARIABLE AGGRESSIVE GROWTH SUB-ACCOUNT (CLASS I)
01/01/2009 to 12/31/2009          7.940688          10.515990        102,695.3800
01/01/2010 to 12/31/2010         10.515990          12.937554        117,219.8832
01/01/2011 to 12/31/2011         12.937554          13.047195        128,396.0043
01/01/2012 to 12/31/2012         13.047195          15.242946        150,502.7891
01/01/2013 to 12/31/2013         15.242946          22.168795        156,790.8210
01/01/2014 to 12/31/2014         22.168795          26.266439        162,766.8998
01/01/2015 to 12/31/2015         26.266439          25.400866        173,653.6358
01/01/2016 to 12/31/2016         25.400866          25.298361        155,634.5314
01/01/2017 to 12/31/2017         25.298361          28.953932        152,121.7120
01/01/2018 to 12/31/2018         28.953932          26.114119        136,542.9364
--------------------------       ---------          ---------        ------------

CLEARBRIDGE VARIABLE APPRECIATION SUB-ACCOUNT (CLASS I)
01/01/2009 to 12/31/2009         23.071516          27.726770         47,573.3100
01/01/2010 to 12/31/2010         27.726770          30.732103         73,558.1069
01/01/2011 to 12/31/2011         30.732103          31.032899         99,131.9116
01/01/2012 to 12/31/2012         31.032899          35.408439        116,503.9418
01/01/2013 to 12/31/2013         35.408439          45.300842        139,065.8650
01/01/2014 to 12/31/2014         45.300842          49.482735        142,515.0878
01/01/2015 to 12/31/2015         49.482735          49.476403        136,400.5486
01/01/2016 to 12/31/2016         49.476403          53.447703        127,231.6109
01/01/2017 to 12/31/2017         53.447703          62.883244        119,066.3720
01/01/2018 to 12/31/2018         62.883244          60.802048        105,133.5949
--------------------------       ---------          ---------        ------------


                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
CLEARBRIDGE VARIABLE DIVIDEND STRATEGY SUB-ACCOUNT (CLASS II)
01/01/2009 to 12/31/2009          9.528721       11.499858            55,487.2300
01/01/2010 to 12/31/2010         11.499858       12.688748            72,240.6765
01/01/2011 to 12/31/2011         12.688748       13.450635            84,241.9434
01/01/2012 to 12/31/2012         13.450635       15.099293           109,977.8625
01/01/2013 to 12/31/2013         15.099293       18.676098           140,897.9808
01/01/2014 to 12/31/2014         18.676098       20.857775           141,209.0187
01/01/2015 to 12/31/2015         20.857775       19.615535           142,399.9358
01/01/2016 to 12/31/2016         19.615535       22.157347           136,378.0292
01/01/2017 to 12/31/2017         22.157347       25.952213           121,500.9044
01/01/2018 to 12/31/2018         25.952213       24.262057           109,728.0863
--------------------------       ---------       ---------           ------------

CLEARBRIDGE VARIABLE SMALL CAP GROWTH SUB-ACCOUNT (CLASS I)
01/01/2009 to 12/31/2009          8.359846       11.746257             4,288.2100
01/01/2010 to 12/31/2010         11.746257       14.471096             9,730.5747
01/01/2011 to 12/31/2011         14.471096       14.439341            22,826.7537
01/01/2012 to 12/31/2012         14.439341       16.969486            37,419.0421
01/01/2013 to 12/31/2013         16.969486       24.557868            46,035.0404
01/01/2014 to 12/31/2014         24.557868       25.153675            52,422.8282
01/01/2015 to 12/31/2015         25.153675       23.671278            50,645.8806
01/01/2016 to 12/31/2016         23.671278       24.647343            46,563.0592
01/01/2017 to 12/31/2017         24.647343       30.143545            42,856.0182
01/01/2018 to 12/31/2018         30.143545       30.681492            36,050.0670
--------------------------       ---------       ---------           ------------

QS VARIABLE CONSERVATIVE GROWTH SUB-ACCOUNT (CLASS I) (FORMERLY QS LEGG MASON VARIABLE
CONSERVATIVE GROWTH SUB-ACCOUNT)
05/03/2010 to 12/31/2010         15.835070       16.731921             3,348.6930
01/01/2011 to 12/31/2011         16.731921       16.659942             9,412.4544
01/01/2012 to 12/31/2012         16.659942       18.541036            19,000.0732
01/01/2013 to 12/31/2013         18.541036       21.044778            25,365.9316
01/01/2014 to 12/31/2014         21.044778       21.727027            24,731.7068
01/01/2015 to 12/31/2015         21.727027       21.128680            25,716.3714
01/01/2016 to 12/31/2016         21.128680       22.338438            32,918.2653
01/01/2017 to 12/31/2017         22.338438       24.963659            20,610.7914
01/01/2018 to 12/31/2018         24.963659       23.484496            19,478.3766
--------------------------       ---------       ---------           ------------

QS VARIABLE GROWTH SUB-ACCOUNT (CLASS I) (FORMERLY QS LEGG MASON VARIABLE GROWTH
SUB-ACCOUNT)
01/01/2009 to 12/31/2009          9.416886       12.277148            30,381.4600
01/01/2010 to 12/31/2010         12.277148       13.979120            47,221.4921
01/01/2011 to 12/31/2011         13.979120       13.439946            82,896.2159
01/01/2012 to 12/31/2012         13.439946       15.326914            82,256.8557
01/01/2013 to 12/31/2013         15.326914       19.080661            78,542.4471
01/01/2014 to 12/31/2014         19.080661       19.657771            70,880.7707
01/01/2015 to 12/31/2015         19.657771       18.913591            66,110.7968
01/01/2016 to 12/31/2016         18.913591       20.195175            56,911.7199
01/01/2017 to 12/31/2017         20.195175       23.718397            27,455.3398
01/01/2018 to 12/31/2018         23.718397       21.462335            26,767.9187
--------------------------       ---------       ---------           ------------

LEGG MASON PARTNERS VARIABLE INCOME TRUST
WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND SUB-ACCOUNT (CLASS I)
01/01/2009 to 12/31/2009         11.007525       16.851280            15,573.4000
01/01/2010 to 12/31/2010         16.851280       19.058381            30,580.2908
01/01/2011 to 12/31/2011         19.058381       19.077740            42,042.0089
01/01/2012 to 12/31/2012         19.077740       22.214172            51,573.4382
01/01/2013 to 12/31/2013         22.214172       23.232293            67,297.4994
01/01/2014 to 12/31/2014         23.232293       22.600033            68,742.9205
01/01/2015 to 12/31/2015         22.600033       20.942509            66,751.9801
01/01/2016 to 12/31/2016         20.942509       23.826351            57,605.0389
01/01/2017 to 12/31/2017         23.826351       25.477928            52,137.7020
01/01/2018 to 12/31/2018         25.477928       24.088165            47,959.3592
--------------------------       ---------       ---------           ------------


                      1.60% SEPARATE ACCOUNT PRODUCT CHARGES
                                                                       NUMBER OF
                                ACCUMULATION       ACCUMULATION       ACCUMULATION
                               UNIT VALUE AT      UNIT VALUE AT          UNITS
                                BEGINNING OF          END OF         OUTSTANDING AT
                                   PERIOD             PERIOD         END OF PERIOD
                              ---------------    ---------------    ---------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
OPPENHEIMER MAIN STREET SMALL CAP FUND(Reg. TM)/VA SUB-ACCOUNT (SERVICE SHARES)
01/01/2009 to 12/31/2009      10.213334          13.758362            60,612.0500
01/01/2010 to 12/31/2010      13.758362          16.661991            86,284.8988
01/01/2011 to 12/31/2011      16.661991          16.007276           106,620.1825
01/01/2012 to 12/31/2012      16.007276          18.535324            99,688.4920
01/01/2013 to 12/31/2013      18.535324          25.651478            98,106.4812
01/01/2014 to 12/31/2014      25.651478          28.186448            94,886.3223
01/01/2015 to 12/31/2015      28.186448          26.048651            83,812.5307
01/01/2016 to 12/31/2016      26.048651          30.165506            71,457.5231
01/01/2017 to 12/31/2017      30.165506          33.817798            67,755.4967
01/01/2018 to 12/31/2018      33.817798          29.770847            60,345.9618
--------------------------    ---------          ---------           ------------

PIONEER VARIABLE CONTRACTS TRUST
PIONEER MID CAP VALUE VCT SUB-ACCOUNT (CLASS II)
01/01/2009 to 12/31/2009      21.290494          26.245677            18,586.8300
01/01/2010 to 12/31/2010      26.245677          30.450976            21,724.4544
01/01/2011 to 12/31/2011      30.450976          28.218062            23,612.0901
01/01/2012 to 12/31/2012      28.218062          30.774001            24,114.4983
01/01/2013 to 12/31/2013      30.774001          40.205131            23,583.7136
01/01/2014 to 12/31/2014      40.205131          45.422540            23,354.8537
01/01/2015 to 12/31/2015      45.422540          41.861285            21,055.0951
01/01/2016 to 12/31/2016      41.861285          47.883279            17,932.4265
01/01/2017 to 12/31/2017      47.883279          53.189760            16,968.5743
01/01/2018 to 12/31/2018      53.189760          42.136499            17,615.6792

FINANCIAL STATEMENTS

The financial statements and financial highlights comprising each of the Sub-Accounts of the Separate Account and the consolidated financial statements of the Company are included herein.

The consolidated financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the contract.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Contract Owners of
Brighthouse Separate Account A
and Board of Directors of
Brighthouse Life Insurance Company

OPINION ON THE FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS

We have audited the accompanying statements of assets and liabilities of Brighthouse Separate Account A (the "Separate Account") of Brighthouse Life Insurance Company (the "Company") comprising each of the individual Sub-Accounts listed in Note 2.A as of December 31, 2018, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights in Note 8 for each of the five years in the period then ended for the Sub-Accounts, except for the Sub-Accounts included in the table below; the related statements of operations, changes in net assets, and the financial highlights for the Sub-Accounts and periods indicated in the table below; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Separate Account of the Company as of December 31, 2018, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended (or for the periods listed in the table below), and the financial highlights for each of the five years in the period then ended (or for the periods listed in the table below), in conformity with accounting principles generally accepted in the United States of America.

-------------------------------------------------------------------------------------------------------

   INDIVIDUAL SUB-ACCOUNTS                           STATEMENTS OF
   COMPRISING THE SEPARATE      STATEMENT OF          CHANGES IN
           ACCOUNT               OPERATIONS           NET ASSETS            FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------------
  BHFTI Brighthouse/Artisan   For the year ended  For the years ended  For the years ended December 31,
  International Sub-Account   December 31, 2018   December 31, 2018    2018, 2017, 2016, and 2015
                                                  and 2017             (commenced November 19, 2014
                                                                       and began transactions in 2015)

-------------------------------------------------------------------------------------------------------
  BHFTI PanAgora Global       For the year ended  For the years ended  For the years ended December 31,
  Diversified Risk Sub-       December 31, 2018   December 31, 2018    2018, 2017, 2016, 2015, and the
  Account                                         and 2017             period from April 28, 2014
                                                                       (commencement of operations)
                                                                       through December 31, 2014

-------------------------------------------------------------------------------------------------------
  BHFTI TCW Core Fixed        For the year ended  For the years ended  For the years ended December 31,
  Income Sub-Account          December 31, 2018   December 31, 2018    2018, 2017, 2016, and the period
                                                  and 2017             from May 1, 2015
                                                                       (commencement of operations)
                                                                       through December 31, 2015

-------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

   INDIVIDUAL SUB-ACCOUNTS                            STATEMENTS OF
   COMPRISING THE SEPARATE       STATEMENT OF          CHANGES IN
           ACCOUNT                OPERATIONS           NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
  BHFTII Western Asset         For the year ended  For the years ended
  Management Strategic         December 31, 2018   December 31, 2018
  Bond Opportunities Sub-                          and 2017
  Account
  BlackRock Global
  Allocation V.I. Sub-Account
  Ivy VIP Asset Strategy Sub-
  Account
  Morgan Stanley VIF Global
  Infrastructure Sub-Account
  PIMCO VIT Commodity
  RealReturn(R) Strategy Sub-
  Account
  PIMCO VIT Dynamic
  Bond Sub-Account
  PIMCO VIT Emerging
  Markets Bond Sub-Account

------------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer VA Global        For the year ended  For the year ended December 31, 2018, and the period
  Multi-Alternatives Sub-      December 31, 2018   from April 28, 2017 (commencement of operations)
  Account                                          through December 31, 2017

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

   INDIVIDUAL SUB-ACCOUNTS
   COMPRISING THE SEPARATE
           ACCOUNT                  FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
  BHFTII Western Asset         For the years ended December 31,
  Management Strategic         2018, 2017, 2016, 2015, and the
  Bond Opportunities Sub-      period from November 19, 2014
  Account                      (commencement of operations)
  BlackRock Global             through December 31, 2014
  Allocation V.I. Sub-Account
  Ivy VIP Asset Strategy Sub-
  Account
  Morgan Stanley VIF Global
  Infrastructure Sub-Account
  PIMCO VIT Commodity
  RealReturn(R) Strategy Sub-
  Account
  PIMCO VIT Dynamic
  Bond Sub-Account
  PIMCO VIT Emerging
  Markets Bond Sub-Account

------------------------------------------------------------------------------------------------------------------------------------
  Oppenheimer VA Global
  Multi-Alternatives Sub-
  Account

------------------------------------------------------------------------------------------------------------------------------------



BASIS FOR OPINION

These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on the Separate Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2018, by correspondence with the custodian or mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.



/s/ DELOITTE & TOUCHE LLP

Tampa, Florida
March 26, 2019



We have served as the Separate Account's auditor since 1998.

This page is intentionally left blank.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                    STATEMENTS OF ASSETS AND LIABILITIES
                              DECEMBER 31, 2018


                                                                                                                 AMERICAN FUNDS(R)
                                               ALGER SMALL CAP       AMERICAN FUNDS(R)     AMERICAN FUNDS(R)       GLOBAL SMALL
                                                   GROWTH                  BOND              GLOBAL GROWTH        CAPITALIZATION
                                                 SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------   -------------------   -------------------   -------------------
ASSETS:
   Investments at fair value...............  $        49,200,273   $       124,089,905   $       259,695,945   $        94,290,855
   Accrued dividends.......................                   --                    --                    --                    --
   Due from Brighthouse Life Insurance
     Company...............................                   --                    --                     8                     8
                                             -------------------   -------------------   -------------------   -------------------
       Total Assets........................           49,200,273           124,089,905           259,695,953            94,290,863
                                             -------------------   -------------------   -------------------   -------------------
LIABILITIES:
   Accrued fees............................                   --                    23                    87                    47
   Due to Brighthouse Life Insurance
     Company...............................                    1                     3                    --                    --
                                             -------------------   -------------------   -------------------   -------------------
       Total Liabilities...................                    1                    26                    87                    47
                                             -------------------   -------------------   -------------------   -------------------

NET ASSETS.................................  $        49,200,272   $       124,089,879   $       259,695,866   $        94,290,816
                                             ===================   ===================   ===================   ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units......  $        49,200,272   $       124,088,837   $       259,624,410   $        94,290,816
   Net assets from contracts in payout.....                   --                 1,042                71,456                    --
                                             -------------------   -------------------   -------------------   -------------------
       Total Net Assets....................  $        49,200,272   $       124,089,879   $       259,695,866   $        94,290,816
                                             ===================   ===================   ===================   ===================


 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                                                                                                 BHFTI
                                                                                                           AMERICAN FUNDS(R)
                                             AMERICAN FUNDS(R)   AMERICAN FUNDS(R)     BHFTI AB GLOBAL         BALANCED
                                                  GROWTH           GROWTH-INCOME     DYNAMIC ALLOCATION       ALLOCATION
                                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            ------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $      639,631,329  $       348,946,013  $     2,720,841,237  $     2,963,267,781
   Accrued dividends......................                  --                   --                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                  41                   22                    1                    1
                                            ------------------  -------------------  -------------------  -------------------
       Total Assets.......................         639,631,370          348,946,035        2,720,841,238        2,963,267,782
                                            ------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                 116                   70                   73                   47
   Due to Brighthouse Life Insurance
     Company..............................                  --                   --                   --                   --
                                            ------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                 116                   70                   73                   47
                                            ------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $      639,631,254  $       348,945,965  $     2,720,841,165  $     2,963,267,735
                                            ==================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $      639,481,162  $       348,851,657  $     2,720,435,784  $     2,962,696,861
   Net assets from contracts in payout....             150,092               94,308              405,381              570,874
                                            ------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $      639,631,254  $       348,945,965  $     2,720,841,165  $     2,963,267,735
                                            ==================  ===================  ===================  ===================


                                                    BHFTI                BHFTI                BHFTI               BHFTI AQR
                                              AMERICAN FUNDS(R)    AMERICAN FUNDS(R)    AMERICAN FUNDS(R)        GLOBAL RISK
                                              GROWTH ALLOCATION         GROWTH         MODERATE ALLOCATION        BALANCED
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                            -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value..............  $     1,707,533,653  $       701,041,771  $     1,402,819,733   $     1,970,551,127
   Accrued dividends......................                   --                   --                   --                    --
   Due from Brighthouse Life Insurance
     Company..............................                    2                    1                   --                    --
                                            -------------------  -------------------  --------------------  -------------------
       Total Assets.......................        1,707,533,655          701,041,772        1,402,819,733         1,970,551,127
                                            -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   62                   34                   52                    63
   Due to Brighthouse Life Insurance
     Company..............................                   --                   --                   --                     1
                                            -------------------  -------------------  --------------------  -------------------
       Total Liabilities..................                   62                   34                   52                    64
                                            -------------------  -------------------  --------------------  -------------------

NET ASSETS................................  $     1,707,533,593  $       701,041,738  $     1,402,819,681   $     1,970,551,063
                                            ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $     1,706,831,534  $       701,030,258  $     1,401,835,256   $     1,969,911,668
   Net assets from contracts in payout....              702,059               11,480              984,425               639,395
                                            -------------------  -------------------  --------------------  -------------------
       Total Net Assets...................  $     1,707,533,593  $       701,041,738  $     1,402,819,681   $     1,970,551,063
                                            ===================  ===================  ====================  ===================


                                                    BHFTI                 BHFTI
                                              BLACKROCK GLOBAL          BLACKROCK
                                             TACTICAL STRATEGIES       HIGH YIELD
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                            --------------------  -------------------
ASSETS:
   Investments at fair value..............  $     4,296,443,333   $       223,555,488
   Accrued dividends......................                   --                    --
   Due from Brighthouse Life Insurance
     Company..............................                    2                    --
                                            --------------------  -------------------
       Total Assets.......................        4,296,443,335           223,555,488
                                            --------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   52                    58
   Due to Brighthouse Life Insurance
     Company..............................                   --                     4
                                            --------------------  -------------------
       Total Liabilities..................                   52                    62
                                            --------------------  -------------------

NET ASSETS................................  $     4,296,443,283   $       223,555,426
                                            ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $     4,296,016,147   $       223,523,695
   Net assets from contracts in payout....              427,136                31,731
                                            --------------------  -------------------
       Total Net Assets...................  $     4,296,443,283   $       223,555,426
                                            ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018



                                                  BHFTI                                                           BHFTI
                                               BRIGHTHOUSE             BHFTI                 BHFTI            BRIGHTHOUSE/
                                                  ASSET             BRIGHTHOUSE           BRIGHTHOUSE       ABERDEEN EMERGING
                                             ALLOCATION 100        BALANCED PLUS        SMALL CAP VALUE      MARKETS EQUITY
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $        494,626,423  $     6,920,717,724  $        192,491,996  $       352,166,291
   Accrued dividends....................                    --                   --                    --                   --
   Due from Brighthouse Life Insurance
     Company............................                     9                   --                    13                   --
                                          --------------------  -------------------  --------------------  -------------------
       Total Assets.....................           494,626,432        6,920,717,724           192,492,009          352,166,291
                                          --------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    84                   47                   141                   92
   Due to Brighthouse Life Insurance
     Company............................                    --                   --                    --                    7
                                          --------------------  -------------------  --------------------  -------------------
       Total Liabilities................                    84                   47                   141                   99
                                          --------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $        494,626,348  $     6,920,717,677  $        192,491,868  $       352,166,192
                                          ====================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        494,352,714  $     6,920,162,624  $        192,253,805  $       352,096,990
   Net assets from contracts in payout..               273,634              555,053               238,063               69,202
                                          --------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $        494,626,348  $     6,920,717,677  $        192,491,868  $       352,166,192
                                          ====================  ===================  ====================  ===================

                                                                                            BHFTI                 BHFTI
                                                 BHFTI                 BHFTI            BRIGHTHOUSE/          BRIGHTHOUSE/
                                             BRIGHTHOUSE/          BRIGHTHOUSE/         FRANKLIN LOW            TEMPLETON
                                                ARTISAN             EATON VANCE           DURATION            INTERNATIONAL
                                             INTERNATIONAL         FLOATING RATE        TOTAL RETURN              BOND
                                              SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  -------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $           292,317  $        74,905,402  $        137,799,807  $        32,416,620
   Accrued dividends....................                   --                   --                    --                   --
   Due from Brighthouse Life Insurance
     Company............................                   --                    1                    --                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Assets.....................              292,317           74,905,403           137,799,807           32,416,620
                                          -------------------  -------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   37                   67                    61                   64
   Due to Brighthouse Life Insurance
     Company............................                    2                   --                     4                    2
                                          -------------------  -------------------  --------------------  -------------------
       Total Liabilities................                   39                   67                    65                   66
                                          -------------------  -------------------  --------------------  -------------------

NET ASSETS..............................  $           292,278  $        74,905,336  $        137,799,742  $        32,416,554
                                          ===================  ===================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $           292,278  $        74,896,022  $        137,704,860  $        32,416,554
   Net assets from contracts in payout..                   --                9,314                94,882                   --
                                          -------------------  -------------------  --------------------  -------------------
       Total Net Assets.................  $           292,278  $        74,905,336  $        137,799,742  $        32,416,554
                                          ===================  ===================  ====================  ===================

                                                  BHFTI
                                              BRIGHTHOUSE/
                                               WELLINGTON          BHFTI CLARION
                                                LARGE CAP             GLOBAL
                                                RESEARCH            REAL ESTATE
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $         13,723,243  $       219,199,652
   Accrued dividends....................                    --                   --
   Due from Brighthouse Life Insurance
     Company............................                     4                    5
                                          --------------------  -------------------
       Total Assets.....................            13,723,247          219,199,657
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    76                  104
   Due to Brighthouse Life Insurance
     Company............................                    --                   --
                                          --------------------  -------------------
       Total Liabilities................                    76                  104
                                          --------------------  -------------------

NET ASSETS..............................  $         13,723,171  $       219,199,553
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         13,723,171  $       219,122,492
   Net assets from contracts in payout..                    --               77,061
                                          --------------------  -------------------
       Total Net Assets.................  $         13,723,171  $       219,199,553
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                                   BHFTI          BHFTI FIDELITY
                                                CLEARBRIDGE     INSTITUTIONAL ASSET         BHFTI            BHFTI INVESCO
                                                AGGRESSIVE         MANAGEMENT(R)       HARRIS OAKMARK        BALANCED-RISK
                                                  GROWTH         GOVERNMENT INCOME      INTERNATIONAL         ALLOCATION
                                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            ------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $      367,812,682  $       513,955,497  $       506,604,208  $       895,562,905
   Accrued dividends......................                  --                   --                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                  19                   --                    8                   --
                                            ------------------  -------------------  -------------------  -------------------
       Total Assets.......................         367,812,701          513,955,497          506,604,216          895,562,905
                                            ------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                 110                  131                  109                   58
   Due to Brighthouse Life Insurance
     Company..............................                  --                    8                   --                    1
                                            ------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                 110                  139                  109                   59
                                            ------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $      367,812,591  $       513,955,358  $       506,604,107  $       895,562,846
                                            ==================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $      367,629,200  $       513,888,372  $       506,330,959  $       895,497,321
   Net assets from contracts in payout....             183,391               66,986              273,148               65,525
                                            ------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $      367,812,591  $       513,955,358  $       506,604,107  $       895,562,846
                                            ==================  ===================  ===================  ===================

                                                                                                                   BHFTI
                                                                     BHFTI INVESCO            BHFTI              JPMORGAN
                                                BHFTI INVESCO          SMALL CAP            JPMORGAN           GLOBAL ACTIVE
                                                  COMSTOCK              GROWTH              CORE BOND           ALLOCATION
                                                 SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       594,306,964  $       277,369,889  $       313,000,102  $     1,135,038,400
   Accrued dividends......................                   --                   --                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                   15                   12                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................          594,306,979          277,369,901          313,000,102        1,135,038,400
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  156                  118                   86                   83
   Due to Brighthouse Life Insurance
     Company..............................                   --                   --                    7                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  156                  118                   93                   83
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $       594,306,823  $       277,369,783  $       313,000,009  $     1,135,038,317
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       594,157,164  $       277,126,706  $       312,948,091  $     1,135,008,126
   Net assets from contracts in payout....              149,659              243,077               51,918               30,191
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $       594,306,823  $       277,369,783  $       313,000,009  $     1,135,038,317
                                            ===================  ===================  ===================  ===================

                                                    BHFTI
                                                  JPMORGAN               BHFTI
                                                  SMALL CAP          LOOMIS SAYLES
                                                    VALUE           GLOBAL MARKETS
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        18,754,486  $       138,105,194
   Accrued dividends......................                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                   18                    5
                                            -------------------  -------------------
       Total Assets.......................           18,754,504          138,105,199
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  178                   69
   Due to Brighthouse Life Insurance
     Company..............................                   --                   --
                                            -------------------  -------------------
       Total Liabilities..................                  178                   69
                                            -------------------  -------------------

NET ASSETS................................  $        18,754,326  $       138,105,130
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        18,741,970  $       138,086,963
   Net assets from contracts in payout....               12,356               18,167
                                            -------------------  -------------------
       Total Net Assets...................  $        18,754,326  $       138,105,130
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                                   BHFTI
                                                  METLIFE           BHFTI MFS(R)            BHFTI                BHFTI
                                                MULTI-INDEX           RESEARCH         MORGAN STANLEY         OPPENHEIMER
                                               TARGETED RISK        INTERNATIONAL      MID CAP GROWTH        GLOBAL EQUITY
                                                SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                            ------------------  -------------------  -------------------  ------------------
ASSETS:
   Investments at fair value..............  $      878,288,178  $       217,709,318  $       222,695,942  $       49,943,043
   Accrued dividends......................                  --                   --                   --                  --
   Due from Brighthouse Life Insurance
     Company..............................                  --                    5                    6                  17
                                            ------------------  -------------------  -------------------  ------------------
       Total Assets.......................         878,288,178          217,709,323          222,695,948          49,943,060
                                            ------------------  -------------------  -------------------  ------------------
LIABILITIES:
   Accrued fees...........................                 106                  149                   93                  72
   Due to Brighthouse Life Insurance
     Company..............................                   8                   --                   --                  --
                                            ------------------  -------------------  -------------------  ------------------
       Total Liabilities..................                 114                  149                   93                  72
                                            ------------------  -------------------  -------------------  ------------------

NET ASSETS................................  $      878,288,064  $       217,709,174  $       222,695,855  $       49,942,988
                                            ==================  ===================  ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $      878,286,501  $       217,579,960  $       222,633,274  $       49,942,988
   Net assets from contracts in payout....               1,563              129,214               62,581                  --
                                            ------------------  -------------------  -------------------  ------------------
       Total Net Assets...................  $      878,288,064  $       217,709,174  $       222,695,855  $       49,942,988
                                            ==================  ===================  ===================  ==================

                                                   BHFTI                                                         BHFTI
                                                 PANAGORA               BHFTI               BHFTI              SCHRODERS
                                                  GLOBAL           PIMCO INFLATION          PIMCO               GLOBAL
                                             DIVERSIFIED RISK      PROTECTED BOND       TOTAL RETURN          MULTI-ASSET
                                                SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  ------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       117,135,813  $      557,952,714  $     1,331,823,949  $       867,708,363
   Accrued dividends......................                   --                  --                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                   --                  --                   --                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Assets.......................          117,135,813         557,952,714        1,331,823,949          867,708,363
                                            -------------------  ------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   84                  90                   68                   56
   Due to Brighthouse Life Insurance
     Company..............................                    2                   6                    7                   --
                                            -------------------  ------------------  -------------------  -------------------
       Total Liabilities..................                   86                  96                   75                   56
                                            -------------------  ------------------  -------------------  -------------------

NET ASSETS................................  $       117,135,727  $      557,952,618  $     1,331,823,874  $       867,708,307
                                            ===================  ==================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       117,105,049  $      557,728,686  $     1,331,372,632  $       867,636,827
   Net assets from contracts in payout....               30,678             223,932              451,242               71,480
                                            -------------------  ------------------  -------------------  -------------------
       Total Net Assets...................  $       117,135,727  $      557,952,618  $     1,331,823,874  $       867,708,307
                                            ===================  ==================  ===================  ===================


                                                BHFTI SSGA
                                                GROWTH AND           BHFTI SSGA
                                                INCOME ETF           GROWTH ETF
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                            ------------------  -------------------
ASSETS:
   Investments at fair value..............  $    1,115,176,805  $       392,931,084
   Accrued dividends......................                  --                   --
   Due from Brighthouse Life Insurance
     Company..............................                   4                    5
                                            ------------------  -------------------
       Total Assets.......................       1,115,176,809          392,931,089
                                            ------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  66                   65
   Due to Brighthouse Life Insurance
     Company..............................                  --                   --
                                            ------------------  -------------------
       Total Liabilities..................                  66                   65
                                            ------------------  -------------------

NET ASSETS................................  $    1,115,176,743  $       392,931,024
                                            ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $    1,114,827,630  $       392,489,817
   Net assets from contracts in payout....             349,113              441,207
                                            ------------------  -------------------
       Total Net Assets...................  $    1,115,176,743  $       392,931,024
                                            ==================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018



                                               BHFTI T. ROWE        BHFTI T. ROWE          BHFTI TCW              BHFTI
                                                PRICE LARGE           PRICE MID           CORE FIXED        VICTORY SYCAMORE
                                                 CAP VALUE           CAP GROWTH             INCOME            MID CAP VALUE
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       635,360,960  $       425,595,969  $           306,023  $       201,225,994
   Accrued dividends......................                   --                   --                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                   76                    4                   --                   18
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................          635,361,036          425,595,973              306,023          201,226,012
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  102                   42                   72                  111
   Due to Brighthouse Life Insurance
     Company..............................                   --                   --                    5                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  102                   42                   77                  111
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $       635,360,934  $       425,595,931  $           305,946  $       201,225,901
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       634,828,186  $       425,375,891  $           305,946  $       201,103,312
   Net assets from contracts in payout....              532,748              220,040                   --              122,589
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $       635,360,934  $       425,595,931  $           305,946  $       201,225,901
                                            ===================  ===================  ===================  ===================

                                                    BHFTI           BHFTII BAILLIE                               BHFTII
                                                WELLS CAPITAL           GIFFORD             BHFTII              BLACKROCK
                                                 MANAGEMENT          INTERNATIONAL         BLACKROCK             CAPITAL
                                                MID CAP VALUE            STOCK            BOND INCOME         APPRECIATION
                                                 SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       111,542,566  $       196,377,814  $        74,443,423  $        26,500,851
   Accrued dividends......................                   --                   --                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                    9                    1                   34                   18
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................          111,542,575          196,377,815           74,443,457           26,500,869
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   98                  102                  123                  210
   Due to Brighthouse Life Insurance
     Company..............................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   98                  102                  123                  210
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $       111,542,477  $       196,377,713  $        74,443,334  $        26,500,659
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       111,481,445  $       196,329,275  $        74,385,984  $        26,491,677
   Net assets from contracts in payout....               61,032               48,438               57,350                8,982
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $       111,542,477  $       196,377,713  $        74,443,334  $        26,500,659
                                            ===================  ===================  ===================  ===================

                                                  BHFTII               BHFTII
                                                 BLACKROCK           BRIGHTHOUSE
                                                ULTRA-SHORT             ASSET
                                                 TERM BOND          ALLOCATION 20
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       290,964,274  $       104,881,181
   Accrued dividends......................                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                   86                   --
                                            -------------------  -------------------
       Total Assets.......................          290,964,360          104,881,181
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                  234                   54
   Due to Brighthouse Life Insurance
     Company..............................                   --                    2
                                            -------------------  -------------------
       Total Liabilities..................                  234                   56
                                            -------------------  -------------------

NET ASSETS................................  $       290,964,126  $       104,881,125
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       290,853,245  $       104,881,125
   Net assets from contracts in payout....              110,881                   --
                                            -------------------  -------------------
       Total Net Assets...................  $       290,964,126  $       104,881,125
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018



                                                 BHFTII               BHFTII               BHFTII                BHFTII
                                               BRIGHTHOUSE          BRIGHTHOUSE          BRIGHTHOUSE          BRIGHTHOUSE/
                                                  ASSET                ASSET                ASSET                ARTISAN
                                              ALLOCATION 40        ALLOCATION 60        ALLOCATION 80         MID CAP VALUE
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $     3,095,758,895  $      5,413,952,242  $     4,888,889,937  $       154,625,816
   Accrued dividends....................                   --                    --                   --                   --
   Due from Brighthouse Life Insurance
     Company............................                    1                     3                   16                  216
                                          -------------------  --------------------  -------------------  -------------------
       Total Assets.....................        3,095,758,896         5,413,952,245        4,888,889,953          154,626,032
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   43                    70                   16                   60
   Due to Brighthouse Life Insurance
     Company............................                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Liabilities................                   43                    70                   16                   60
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $     3,095,758,853  $      5,413,952,175  $     4,888,889,937  $       154,625,972
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $     3,091,743,896  $      5,410,216,031  $     4,886,284,824  $       154,399,935
   Net assets from contracts in payout..            4,014,957             3,736,144            2,605,113              226,037
                                          -------------------  --------------------  -------------------  -------------------
       Total Net Assets.................  $     3,095,758,853  $      5,413,952,175  $     4,888,889,937  $       154,625,972
                                          ===================  ====================  ===================  ===================

                                                 BHFTII               BHFTII
                                              BRIGHTHOUSE/         BRIGHTHOUSE/
                                               DIMENSIONAL          WELLINGTON             BHFTII
                                              INTERNATIONAL         CORE EQUITY           FRONTIER               BHFTII
                                              SMALL COMPANY        OPPORTUNITIES       MID CAP GROWTH        JENNISON GROWTH
                                               SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $        57,865,088  $        689,411,923  $        59,173,657  $       453,769,177
   Accrued dividends....................                   --                    --                   --                   --
   Due from Brighthouse Life Insurance
     Company............................                    7                    43                   11                    7
                                          -------------------  --------------------  -------------------  -------------------
       Total Assets.....................           57,865,095           689,411,966           59,173,668          453,769,184
                                          -------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                  118                   155                   53                  119
   Due to Brighthouse Life Insurance
     Company............................                   --                    --                   --                   --
                                          -------------------  --------------------  -------------------  -------------------
       Total Liabilities................                  118                   155                   53                  119
                                          -------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $        57,864,977  $        689,411,811  $        59,173,615  $       453,769,065
                                          ===================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        57,864,977  $        688,919,398  $        59,139,626  $       453,154,471
   Net assets from contracts in payout..                   --               492,413               33,989              614,594
                                          -------------------  --------------------  -------------------  -------------------
       Total Net Assets.................  $        57,864,977  $        689,411,811  $        59,173,615  $       453,769,065
                                          ===================  ====================  ===================  ===================


                                                 BHFTII               BHFTII
                                              LOOMIS SAYLES        LOOMIS SAYLES
                                                SMALL CAP            SMALL CAP
                                                  CORE                GROWTH
                                               SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $         12,183,903  $           299,916
   Accrued dividends....................                    --                   --
   Due from Brighthouse Life Insurance
     Company............................                    64                    1
                                          --------------------  -------------------
       Total Assets.....................            12,183,967              299,917
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                   120                   44
   Due to Brighthouse Life Insurance
     Company............................                    --                   --
                                          --------------------  -------------------
       Total Liabilities................                   120                   44
                                          --------------------  -------------------

NET ASSETS..............................  $         12,183,847  $           299,873
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         12,183,847  $           299,873
   Net assets from contracts in payout..                    --                   --
                                          --------------------  -------------------
       Total Net Assets.................  $         12,183,847  $           299,873
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                                  BHFTII
                                                  METLIFE
                                                 AGGREGATE         BHFTII METLIFE       BHFTII METLIFE        BHFTII METLIFE
                                                BOND INDEX       MID CAP STOCK INDEX  MSCI EAFE(R) INDEX   RUSSELL 2000(R) INDEX
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  ---------------------
ASSETS:
   Investments at fair value..............  $       294,247,445  $       136,815,808  $       104,406,803   $       134,269,599
   Accrued dividends......................                   --                   --                   --                    --
   Due from Brighthouse Life Insurance
     Company..............................                   --                   16                    2                    12
                                            -------------------  -------------------  -------------------  ---------------------
       Total Assets.......................          294,247,445          136,815,824          104,406,805           134,269,611
                                            -------------------  -------------------  -------------------  ---------------------
LIABILITIES:
   Accrued fees...........................                   73                   77                   50                    63
   Due to Brighthouse Life Insurance
     Company..............................                    7                   --                   --                    --
                                            -------------------  -------------------  -------------------  ---------------------
       Total Liabilities..................                   80                   77                   50                    63
                                            -------------------  -------------------  -------------------  ---------------------

NET ASSETS................................  $       294,247,365  $       136,815,747  $       104,406,755   $       134,269,548
                                            ===================  ===================  ===================  =====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       294,231,461  $       136,815,747  $       104,406,755   $       134,269,548
   Net assets from contracts in payout....               15,904                   --                   --                    --
                                            -------------------  -------------------  -------------------  ---------------------
       Total Net Assets...................  $       294,247,365  $       136,815,747  $       104,406,755   $       134,269,548
                                            ===================  ===================  ===================  =====================



                                              BHFTII METLIFE           BHFTII               BHFTII          BHFTII NEUBERGER
                                                STOCK INDEX      MFS(R) TOTAL RETURN     MFS(R) VALUE        BERMAN GENESIS
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       561,844,875  $        35,831,869  $       247,115,910  $       109,306,566
   Accrued dividends......................                   --                   --                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                   31                   58                   11                   18
                                            -------------------  -------------------  -------------------  -------------------
       Total Assets.......................          561,844,906           35,831,927          247,115,921          109,306,584
                                            -------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   90                  137                  161                  131
   Due to Brighthouse Life Insurance
     Company..............................                   --                   --                   --                   --
                                            -------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                   90                  137                  161                  131
                                            -------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $       561,844,816  $        35,831,790  $       247,115,760  $       109,306,453
                                            ===================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       561,649,487  $        35,808,807  $       247,000,336  $       109,088,972
   Net assets from contracts in payout....              195,329               22,983              115,424              217,481
                                            -------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $       561,844,816  $        35,831,790  $       247,115,760  $       109,306,453
                                            ===================  ===================  ===================  ===================


                                                   BHFTII               BHFTII
                                                T. ROWE PRICE        T. ROWE PRICE
                                              LARGE CAP GROWTH     SMALL CAP GROWTH
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $       259,939,749  $        12,116,979
   Accrued dividends......................                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                   12                   10
                                            -------------------  -------------------
       Total Assets.......................          259,939,761           12,116,989
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   68                  113
   Due to Brighthouse Life Insurance
     Company..............................                   --                   --
                                            -------------------  -------------------
       Total Liabilities..................                   68                  113
                                            -------------------  -------------------

NET ASSETS................................  $       259,939,693  $        12,116,876
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $       259,868,396  $        12,116,876
   Net assets from contracts in payout....               71,297                   --
                                            -------------------  -------------------
       Total Net Assets...................  $       259,939,693  $        12,116,876
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                                                  BHFTII WESTERN
                                             BHFTII VANECK       ASSET MANAGEMENT       BHFTII WESTERN
                                            GLOBAL NATURAL        STRATEGIC BOND       ASSET MANAGEMENT           BLACKROCK
                                               RESOURCES           OPPORTUNITIES        U.S. GOVERNMENT    GLOBAL ALLOCATION V.I.
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
                                          -------------------  --------------------  --------------------  ----------------------
ASSETS:
   Investments at fair value............  $        59,956,304  $        937,918,163  $        226,871,574    $         6,984,075
   Accrued dividends....................                   --                    --                    --                     --
   Due from Brighthouse Life Insurance
     Company............................                    6                     9                    --                      3
                                          -------------------  --------------------  --------------------  ----------------------
        Total Assets....................           59,956,310           937,918,172           226,871,574              6,984,078
                                          -------------------  --------------------  --------------------  ----------------------
LIABILITIES:
   Accrued fees.........................                   62                   252                   145                     72
   Due to Brighthouse Life Insurance
     Company............................                   --                    --                     9                     --
                                          -------------------  --------------------  --------------------  ----------------------
        Total Liabilities...............                   62                   252                   154                     72
                                          -------------------  --------------------  --------------------  ----------------------

NET ASSETS..............................  $        59,956,248  $        937,917,920  $        226,871,420    $         6,984,006
                                          ===================  ====================  ====================  ======================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        59,956,248  $        937,549,771  $        226,738,229    $         6,984,006
   Net assets from contracts in payout..                   --               368,149               133,191                     --
                                          -------------------  --------------------  --------------------  ----------------------
        Total Net Assets................  $        59,956,248  $        937,917,920  $        226,871,420    $         6,984,006
                                          ===================  ====================  ====================  ======================


                                                                     FEDERATED
                                             DWS CROCI(R)           HIGH INCOME            FEDERATED          FIDELITY(R) VIP
                                           INTERNATIONAL VIP           BOND                 KAUFMAN            ASSET MANAGER
                                              SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          -------------------  --------------------  --------------------  -------------------
ASSETS:
   Investments at fair value............  $         9,594,331  $              1,924  $             60,277  $        59,276,324
   Accrued dividends....................                   --                    --                    --                   --
   Due from Brighthouse Life Insurance
     Company............................                   --                    --                    --                   --
                                          -------------------  --------------------  --------------------  -------------------
        Total Assets....................            9,594,331                 1,924                60,277           59,276,324
                                          -------------------  --------------------  --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    8                     8                    --                    8
   Due to Brighthouse Life Insurance
     Company............................                    3                     1                     1                    1
                                          -------------------  --------------------  --------------------  -------------------
        Total Liabilities...............                   11                     9                     1                    9
                                          -------------------  --------------------  --------------------  -------------------

NET ASSETS..............................  $         9,594,320  $              1,915  $             60,276  $        59,276,315
                                          ===================  ====================  ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         9,594,320  $              1,915  $             60,276  $        59,276,315
   Net assets from contracts in payout..                   --                    --                    --                   --
                                          -------------------  --------------------  --------------------  -------------------
        Total Net Assets................  $         9,594,320  $              1,915  $             60,276  $        59,276,315
                                          ===================  ====================  ====================  ===================



                                             FIDELITY(R) VIP       FIDELITY(R) VIP
                                               CONTRAFUND           EQUITY-INCOME
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------
ASSETS:
   Investments at fair value............  $        516,822,770  $         3,905,061
   Accrued dividends....................                    --                   --
   Due from Brighthouse Life Insurance
     Company............................                    16                   --
                                          --------------------  -------------------
        Total Assets....................           516,822,786            3,905,061
                                          --------------------  -------------------
LIABILITIES:
   Accrued fees.........................                    54                   --
   Due to Brighthouse Life Insurance
     Company............................                    --                    1
                                          --------------------  -------------------
        Total Liabilities...............                    54                    1
                                          --------------------  -------------------

NET ASSETS..............................  $        516,822,732  $         3,905,060
                                          ====================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        516,785,835  $         3,905,060
   Net assets from contracts in payout..                36,897                   --
                                          --------------------  -------------------
        Total Net Assets................  $        516,822,732  $         3,905,060
                                          ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018


                                                                                        FIDELITY(R) VIP
                                             FIDELITY(R) VIP      FIDELITY(R) VIP         GOVERNMENT          FIDELITY(R) VIP
                                            FUNDSMANAGER 50%     FUNDSMANAGER 60%        MONEY MARKET             GROWTH
                                               SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  -------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $      3,795,963,058  $     2,146,738,124  $         17,486,567  $        160,226,250
   Accrued dividends....................                    --                   --                    --                    --
   Due from Brighthouse Life Insurance
     Company............................                    --                   --                    --                     6
                                          --------------------  -------------------  --------------------  --------------------
        Total Assets....................         3,795,963,058        2,146,738,124            17,486,567           160,226,256
                                          --------------------  -------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    --                   --                    11                    --
   Due to Brighthouse Life Insurance
     Company............................                     5                    4                     4                    --
                                          --------------------  -------------------  --------------------  --------------------
        Total Liabilities...............                     5                    4                    15                    --
                                          --------------------  -------------------  --------------------  --------------------

NET ASSETS..............................  $      3,795,963,053  $     2,146,738,120  $         17,486,552  $        160,226,256
                                          ====================  ===================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $      3,795,963,053  $     2,146,738,120  $         17,486,552  $        160,226,256
   Net assets from contracts in payout..                    --                   --                    --                    --
                                          --------------------  -------------------  --------------------  --------------------
        Total Net Assets................  $      3,795,963,053  $     2,146,738,120  $         17,486,552  $        160,226,256
                                          ====================  ===================  ====================  ====================


                                             FIDELITY(R) VIP       FIDELITY(R) VIP       FIDELITY(R) VIP      FTVIPT FRANKLIN
                                                INDEX 500              MID CAP              OVERSEAS            INCOME VIP
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                          --------------------  --------------------  -------------------  -------------------
ASSETS:
   Investments at fair value............  $         55,902,970  $        336,722,705  $         3,608,968  $       218,572,362
   Accrued dividends....................                    --                    --                   --                   --
   Due from Brighthouse Life Insurance
     Company............................                    10                    10                   --                    4
                                          --------------------  --------------------  -------------------  -------------------
        Total Assets....................            55,902,980           336,722,715            3,608,968          218,572,366
                                          --------------------  --------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees.........................                     8                    26                    1                   36
   Due to Brighthouse Life Insurance
     Company............................                    --                    --                    2                   --
                                          --------------------  --------------------  -------------------  -------------------
        Total Liabilities...............                     8                    26                    3                   36
                                          --------------------  --------------------  -------------------  -------------------

NET ASSETS..............................  $         55,902,972  $        336,722,689  $         3,608,965  $       218,572,330
                                          ====================  ====================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         55,902,972  $        336,681,375  $         3,608,965  $       218,500,152
   Net assets from contracts in payout..                    --                41,314                   --               72,178
                                          --------------------  --------------------  -------------------  -------------------
        Total Net Assets................  $         55,902,972  $        336,722,689  $         3,608,965  $       218,572,330
                                          ====================  ====================  ===================  ===================


                                             FTVIPT FRANKLIN       FTVIPT FRANKLIN
                                            MUTUAL SHARES VIP    SMALL CAP VALUE VIP
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        105,943,409  $        104,045,297
   Accrued dividends....................                    --                    --
   Due from Brighthouse Life Insurance
     Company............................                     4                     1
                                          --------------------  --------------------
        Total Assets....................           105,943,413           104,045,298
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    29                     4
   Due to Brighthouse Life Insurance
     Company............................                    --                    --
                                          --------------------  --------------------
        Total Liabilities...............                    29                     4
                                          --------------------  --------------------

NET ASSETS..............................  $        105,943,384  $        104,045,294
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        105,933,892  $        104,045,294
   Net assets from contracts in payout..                 9,492                    --
                                          --------------------  --------------------
        Total Net Assets................  $        105,943,384  $        104,045,294
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018



                                            FTVIPT TEMPLETON      FTVIPT TEMPLETON        INVESCO V.I.          INVESCO V.I.
                                               FOREIGN VIP         GLOBAL BOND VIP     AMERICAN FRANCHISE        CORE EQUITY
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         58,848,769  $        196,643,951  $              2,269  $            110,134
   Accrued dividends....................                    --                    --                    --                    --
   Due from Brighthouse Life Insurance
     Company............................                     2                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................            58,848,771           196,643,951                 2,269               110,134
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    53                     3                    15                     7
   Due to Brighthouse Life Insurance
     Company............................                    --                     1                    16                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    53                     4                    31                     7
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         58,848,718  $        196,643,947  $              2,238  $            110,127
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         58,814,296  $        196,624,261  $              2,238  $            110,127
   Net assets from contracts in payout..                34,422                19,686                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         58,848,718  $        196,643,947  $              2,238  $            110,127
                                          ====================  ====================  ====================  ====================


                                              INVESCO V.I.          INVESCO V.I.          INVESCO V.I.          IVY VIP ASSET
                                            EQUITY AND INCOME     GROWTH AND INCOME   INTERNATIONAL GROWTH        STRATEGY
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $        560,935,809  $                952  $        217,298,683  $            269,361
   Accrued dividends....................                    --                    --                    --                    --
   Due from Brighthouse Life Insurance
     Company............................                     2                     2                     3                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................           560,935,811                   954           217,298,686               269,361
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    35                    10                    24                    21
   Due to Brighthouse Life Insurance
     Company............................                    --                    --                    --                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    35                    10                    24                    22
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $        560,935,776  $                944  $        217,298,662  $            269,339
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        560,889,831  $                944  $        217,272,064  $            269,339
   Net assets from contracts in payout..                45,945                    --                26,598                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $        560,935,776  $                944  $        217,298,662  $            269,339
                                          ====================  ====================  ====================  ====================

                                                 LMPVET                LMPVET
                                          CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                            AGGRESSIVE GROWTH       APPRECIATION
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $        274,064,394  $        393,172,213
   Accrued dividends....................                    --                    --
   Due from Brighthouse Life Insurance
     Company............................                    17                    11
                                          --------------------  --------------------
        Total Assets....................           274,064,411           393,172,224
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                   114                    81
   Due to Brighthouse Life Insurance
     Company............................                    --                    --
                                          --------------------  --------------------
        Total Liabilities...............                   114                    81
                                          --------------------  --------------------

NET ASSETS..............................  $        274,064,297  $        393,172,143
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $        274,039,188  $        393,106,968
   Net assets from contracts in payout..                25,109                65,175
                                          --------------------  --------------------
        Total Net Assets................  $        274,064,297  $        393,172,143
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018



                                                   LMPVET                LMPVET                LMPVET                LMPVET
                                            CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                              DIVIDEND STRATEGY     LARGE CAP GROWTH       LARGE CAP VALUE      SMALL CAP GROWTH
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                            --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value..............   $       193,406,544   $         2,215,581   $         5,902,457   $       104,196,843
   Accrued dividends......................                    --                    --                    --                    --
   Due from Brighthouse Life Insurance
     Company..............................                     2                     5                     7                     8
                                            --------------------  --------------------  --------------------  --------------------
       Total Assets.......................           193,406,546             2,215,586             5,902,464           104,196,851
                                            --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees...........................                    47                    52                    48                    54
   Due to Brighthouse Life Insurance
     Company..............................                    --                    --                    --                    --
                                            --------------------  --------------------  --------------------  --------------------
       Total Liabilities..................                    47                    52                    48                    54
                                            --------------------  --------------------  --------------------  --------------------

NET ASSETS................................   $       193,406,499   $         2,215,534   $         5,902,416   $       104,196,797
                                            ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....   $       193,315,062   $         2,212,616   $         5,902,416   $       104,183,900
   Net assets from contracts in payout....                91,437                 2,918                    --                12,897
                                            --------------------  --------------------  --------------------  --------------------
       Total Net Assets...................   $       193,406,499   $         2,215,534   $         5,902,416   $       104,196,797
                                            ====================  ====================  ====================  ====================

                                                                                                               LMPVIT WESTERN
                                                   LMPVET                                     LMPVET           ASSET VARIABLE
                                                 QS VARIABLE             LMPVET             QS VARIABLE          GLOBAL HIGH
                                             CONSERVATIVE GROWTH   QS VARIABLE GROWTH     MODERATE GROWTH        YIELD BOND
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            --------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $        33,045,056   $        71,918,097  $           547,305  $        80,253,068
   Accrued dividends......................                   --                    --                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                    1                     1                   --                   --
                                            --------------------  -------------------  -------------------  -------------------
       Total Assets.......................           33,045,057            71,918,098              547,305           80,253,068
                                            --------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                    4                    22                   11                   36
   Due to Brighthouse Life Insurance
     Company..............................                   --                    --                   --                    6
                                            --------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                    4                    22                   11                   42
                                            --------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $        33,045,053   $        71,918,076  $           547,294  $        80,253,026
                                            ====================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $        33,045,053   $        71,829,880  $           547,294  $        80,237,073
   Net assets from contracts in payout....                   --                88,196                   --               15,953
                                            --------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $        33,045,053   $        71,918,076  $           547,294  $        80,253,026
                                            ====================  ===================  ===================  ===================



                                                 MFS(R) VIT           MFS(R) VIT
                                               INVESTORS TRUST       NEW DISCOVERY
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------
ASSETS:
   Investments at fair value..............  $             2,655  $             7,949
   Accrued dividends......................                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                   --                   --
                                            -------------------  -------------------
       Total Assets.......................                2,655                7,949
                                            -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                    7                    1
   Due to Brighthouse Life Insurance
     Company..............................                   --                    1
                                            -------------------  -------------------
       Total Liabilities..................                    7                    2
                                            -------------------  -------------------

NET ASSETS................................  $             2,648  $             7,947
                                            ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $             2,648  $             7,947
   Net assets from contracts in payout....                   --                   --
                                            -------------------  -------------------
       Total Net Assets...................  $             2,648  $             7,947
                                            ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
                              DECEMBER 31, 2018



                                                                   MORGAN STANLEY                              OPPENHEIMER
                                                MFS(R) VIT           VIF GLOBAL        NEUBERGER BERMAN         VA GLOBAL
                                                 RESEARCH          INFRASTRUCTURE           GENESIS        MULTI-ALTERNATIVES
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  -------------------  ------------------  -------------------
ASSETS:
   Investments at fair value..............  $            19,276  $           462,129  $            5,094  $           228,850
   Accrued dividends......................                   --                   --                  --                   --
   Due from Brighthouse Life Insurance
     Company..............................                   --                   --                  --                   --
                                            -------------------  -------------------  ------------------  -------------------
       Total Assets.......................               19,276              462,129               5,094              228,850
                                            -------------------  -------------------  ------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   --                   11                   3                   10
   Due to Brighthouse Life Insurance
     Company..............................                    2                   --                   2                   --
                                            -------------------  -------------------  ------------------  -------------------
       Total Liabilities..................                    2                   11                   5                   10
                                            -------------------  -------------------  ------------------  -------------------

NET ASSETS................................  $            19,274  $           462,118  $            5,089  $           228,840
                                            ===================  ===================  ==================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $            19,274  $           462,118  $            5,089  $           228,840
   Net assets from contracts in payout....                   --                   --                  --                   --
                                            -------------------  -------------------  ------------------  -------------------
       Total Net Assets...................  $            19,274  $           462,118  $            5,089  $           228,840
                                            ===================  ===================  ==================  ===================

                                                                                                                PIMCO VIT
                                                OPPENHEIMER          OPPENHEIMER                                COMMODITY
                                               VA GOVERNMENT       VA MAIN STREET         OPPENHEIMER         REALRETURN(R)
                                                   MONEY              SMALL CAP         VA MAIN STREET          STRATEGY
                                                SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                            ------------------  -------------------  -------------------  -------------------
ASSETS:
   Investments at fair value..............  $            3,078  $        88,702,364  $            13,008  $           375,098
   Accrued dividends......................                   1                   --                   --                   --
   Due from Brighthouse Life Insurance
     Company..............................                  --                    5                   --                   --
                                            ------------------  -------------------  -------------------  -------------------
       Total Assets.......................               3,079           88,702,369               13,008              375,098
                                            ------------------  -------------------  -------------------  -------------------
LIABILITIES:
   Accrued fees...........................                   8                   18                    9                    9
   Due to Brighthouse Life Insurance
     Company..............................                   2                   --                    1                   --
                                            ------------------  -------------------  -------------------  -------------------
       Total Liabilities..................                  10                   18                   10                    9
                                            ------------------  -------------------  -------------------  -------------------

NET ASSETS................................  $            3,069  $        88,702,351  $            12,998  $           375,089
                                            ==================  ===================  ===================  ===================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $            3,069  $        88,685,369  $            12,998  $           375,089
   Net assets from contracts in payout....                  --               16,982                   --                   --
                                            ------------------  -------------------  -------------------  -------------------
       Total Net Assets...................  $            3,069  $        88,702,351  $            12,998  $           375,089
                                            ==================  ===================  ===================  ===================


                                                                      PIMCO VIT
                                                 PIMCO VIT        EMERGING MARKETS
                                               DYNAMIC BOND             BOND
                                                SUB-ACCOUNT          SUB-ACCOUNT
                                            -------------------  ------------------
ASSETS:
   Investments at fair value..............  $           546,934  $          827,047
   Accrued dividends......................                   --                  --
   Due from Brighthouse Life Insurance
     Company..............................                   --                  --
                                            -------------------  ------------------
       Total Assets.......................              546,934             827,047
                                            -------------------  ------------------
LIABILITIES:
   Accrued fees...........................                   --                  30
   Due to Brighthouse Life Insurance
     Company..............................                    2                   2
                                            -------------------  ------------------
       Total Liabilities..................                    2                  32
                                            -------------------  ------------------

NET ASSETS................................  $           546,932  $          827,015
                                            ===================  ==================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units.....  $           546,932  $          827,015
   Net assets from contracts in payout....                   --                  --
                                            -------------------  ------------------
       Total Net Assets...................  $           546,932  $          827,015
                                            ===================  ==================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
                              DECEMBER 31, 2018



                                                                                          T. ROWE PRICE
                                               PIONEER VCT           PIONEER VCT           GOVERNMENT           T. ROWE PRICE
                                              MID CAP VALUE      REAL ESTATE SHARES           MONEY             GROWTH STOCK
                                               SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------  --------------------  --------------------
ASSETS:
   Investments at fair value............  $         50,851,007  $            211,129  $            179,933  $          7,200,179
   Accrued dividends....................                    --                    --                    16                    --
   Due from Brighthouse Life Insurance
     Company............................                     8                     4                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Assets....................            50,851,015               211,133               179,949             7,200,179
                                          --------------------  --------------------  --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    32                    38                    --                    --
   Due to Brighthouse Life Insurance
     Company............................                    --                    --                    --                     1
                                          --------------------  --------------------  --------------------  --------------------
        Total Liabilities...............                    32                    38                    --                     1
                                          --------------------  --------------------  --------------------  --------------------

NET ASSETS..............................  $         50,850,983  $            211,095  $            179,949  $          7,200,178
                                          ====================  ====================  ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $         50,850,983  $            211,095  $            179,949  $          7,200,178
   Net assets from contracts in payout..                    --                    --                    --                    --
                                          --------------------  --------------------  --------------------  --------------------
        Total Net Assets................  $         50,850,983  $            211,095  $            179,949  $          7,200,178
                                          ====================  ====================  ====================  ====================

                                                                      TAP 1919
                                              T. ROWE PRICE       VARIABLE SOCIALLY
                                              INTERNATIONAL          RESPONSIVE
                                                  STOCK               BALANCED
                                               SUB-ACCOUNT           SUB-ACCOUNT
                                          --------------------  --------------------
ASSETS:
   Investments at fair value............  $            445,246  $            167,483
   Accrued dividends....................                    --                    --
   Due from Brighthouse Life Insurance
     Company............................                   499                    --
                                          --------------------  --------------------
        Total Assets....................               445,745               167,483
                                          --------------------  --------------------
LIABILITIES:
   Accrued fees.........................                    --                    38
   Due to Brighthouse Life Insurance
     Company............................                    --                     1
                                          --------------------  --------------------
        Total Liabilities...............                    --                    39
                                          --------------------  --------------------

NET ASSETS..............................  $            445,745  $            167,444
                                          ====================  ====================
CONTRACT OWNERS' EQUITY
   Net assets from accumulation units...  $            445,745  $            164,625
   Net assets from contracts in payout..                    --                 2,819
                                          --------------------  --------------------
        Total Net Assets................  $            445,745  $            167,444
                                          ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                          STATEMENTS OF OPERATIONS
                    FOR THE YEAR ENDED DECEMBER 31, 2018



                                                                                                              AMERICAN FUNDS(R)
                                               ALGER SMALL CAP      AMERICAN FUNDS(R)    AMERICAN FUNDS(R)      GLOBAL SMALL
                                                   GROWTH                 BOND             GLOBAL GROWTH       CAPITALIZATION
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $         3,053,902  $          1,979,635  $            90,386
                                             -------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              783,531            1,445,540             3,660,677            1,311,333
      Administrative charges...............                   --              322,183               757,454              246,040
                                             -------------------  -------------------  --------------------  -------------------
        Total expenses.....................              783,531            1,767,723             4,418,131            1,557,373
                                             -------------------  -------------------  --------------------  -------------------
          Net investment income (loss).....            (783,531)            1,286,179           (2,438,496)          (1,466,987)
                                             -------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            2,168,586              181,089            20,894,933            5,181,209
      Realized gains (losses) on sale of
        investments........................              337,950            (533,033)             8,789,205            3,179,077
                                             -------------------  -------------------  --------------------  -------------------
          Net realized gains (losses)......            2,506,536            (351,944)            29,684,138            8,360,286
                                             -------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (1,172,784)          (3,825,721)          (56,558,465)         (19,185,609)
                                             -------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................            1,333,752          (4,177,665)          (26,874,327)         (10,825,323)
                                             -------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           550,221  $       (2,891,486)  $       (29,312,823)  $      (12,292,310)
                                             ===================  ===================  ====================  ===================

                                                                                                                     BHFTI
                                                                                                               AMERICAN FUNDS(R)
                                               AMERICAN FUNDS(R)    AMERICAN FUNDS(R)     BHFTI AB GLOBAL          BALANCED
                                                    GROWTH            GROWTH-INCOME     DYNAMIC ALLOCATION        ALLOCATION
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          3,136,175  $         5,405,121  $        50,597,992  $        47,748,548
                                             --------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             9,316,153            4,977,640           34,927,665           41,900,314
      Administrative charges...............             1,834,660              899,379            7,630,331            8,218,562
                                             --------------------  -------------------  -------------------  -------------------
        Total expenses.....................            11,150,813            5,877,019           42,557,996           50,118,876
                                             --------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....           (8,014,638)            (471,898)            8,039,996          (2,370,328)
                                             --------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            76,347,840           27,096,811           12,273,770          173,853,689
      Realized gains (losses) on sale of
        investments........................            39,327,919           13,546,937           51,890,771           38,466,047
                                             --------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           115,675,759           40,643,748           64,164,541          212,319,736
                                             --------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (108,258,017)         (49,812,895)        (326,527,157)        (388,736,388)
                                             --------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             7,417,742          (9,169,147)        (262,362,616)        (176,416,652)
                                             --------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (596,896)  $       (9,641,045)  $     (254,322,620)  $     (178,786,980)
                                             ====================  ===================  ===================  ===================


                                                     BHFTI               BHFTI
                                               AMERICAN FUNDS(R)   AMERICAN FUNDS(R)
                                               GROWTH ALLOCATION        GROWTH
                                                  SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        23,354,851  $         2,973,740
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           25,619,045            9,692,086
      Administrative charges...............            4,863,489            1,901,000
                                             -------------------  -------------------
        Total expenses.....................           30,482,534           11,593,086
                                             -------------------  -------------------
          Net investment income (loss).....          (7,127,683)          (8,619,346)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          111,769,642          106,548,475
      Realized gains (losses) on sale of
        investments........................           25,872,062           14,547,738
                                             -------------------  -------------------
          Net realized gains (losses)......          137,641,704          121,096,213
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................        (262,020,895)        (124,294,726)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................        (124,379,191)          (3,198,513)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $     (131,506,874)  $      (11,817,859)
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018



                                                    BHFTI               BHFTI AQR              BHFTI                 BHFTI
                                              AMERICAN FUNDS(R)        GLOBAL RISK       BLACKROCK GLOBAL          BLACKROCK
                                             MODERATE ALLOCATION        BALANCED        TACTICAL STRATEGIES       HIGH YIELD
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $        26,615,399  $          8,475,156  $        69,096,914  $         11,422,310
                                             -------------------  --------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................           19,545,171            25,386,946           55,597,573             3,015,564
      Administrative charges...............            3,868,766             5,542,445           12,143,000               579,278
                                             -------------------  --------------------  -------------------  --------------------
        Total expenses.....................           23,413,937            30,929,391           67,740,573             3,594,842
                                             -------------------  --------------------  -------------------  --------------------
           Net investment income (loss)....            3,201,462          (22,454,235)            1,356,341             7,827,468
                                             -------------------  --------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           74,282,525           205,098,771          345,942,167                    --
      Realized gains (losses) on sale of
        investments........................           11,611,583          (51,012,888)           13,800,972           (1,294,438)
                                             -------------------  --------------------  -------------------  --------------------
           Net realized gains (losses).....           85,894,108           154,085,883          359,743,139           (1,294,438)
                                             -------------------  --------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................        (161,087,562)         (301,513,104)        (767,714,106)          (16,824,328)
                                             -------------------  --------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (75,193,454)         (147,427,221)        (407,970,967)          (18,118,766)
                                             -------------------  --------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (71,991,992)  $      (169,881,456)  $     (406,614,626)  $       (10,291,298)
                                             ===================  ====================  ===================  ====================

                                                     BHFTI                                                            BHFTI
                                                  BRIGHTHOUSE             BHFTI                 BHFTI             BRIGHTHOUSE/
                                                     ASSET             BRIGHTHOUSE           BRIGHTHOUSE        ABERDEEN EMERGING
                                                ALLOCATION 100        BALANCED PLUS        SMALL CAP VALUE       MARKETS EQUITY
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          6,008,386  $       127,665,889  $          2,513,735  $        10,089,302
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             7,984,160           88,018,744             3,275,107            4,989,688
      Administrative charges...............             1,473,376           19,202,958               591,037              972,822
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................             9,457,536          107,221,702             3,866,144            5,962,510
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....           (3,449,150)           20,444,187           (1,352,409)            4,126,792
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            21,270,563          655,916,070            13,136,861                   --
      Realized gains (losses) on sale of
        investments........................            13,240,683           30,178,651             5,309,718            3,647,784
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....            34,511,246          686,094,721            18,446,579            3,647,784
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (94,794,873)      (1,370,558,908)          (54,706,228)         (71,732,414)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (60,283,627)        (684,464,187)          (36,259,649)         (68,084,630)
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (63,732,777)  $     (664,020,000)  $       (37,612,058)  $      (63,957,838)
                                             ====================  ===================  ====================  ===================

                                                    BHFTI                 BHFTI
                                                BRIGHTHOUSE/          BRIGHTHOUSE/
                                                   ARTISAN             EATON VANCE
                                                INTERNATIONAL         FLOATING RATE
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             4,154  $         2,375,662
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                2,953              909,550
      Administrative charges...............                  771              171,941
                                             -------------------  -------------------
        Total expenses.....................                3,724            1,081,491
                                             -------------------  -------------------
           Net investment income (loss)....                  430            1,294,171
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --
      Realized gains (losses) on sale of
        investments........................                2,098             (25,963)
                                             -------------------  -------------------
           Net realized gains (losses).....                2,098             (25,963)
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (42,515)          (2,516,203)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             (40,417)          (2,542,166)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (39,987)  $       (1,247,995)
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                     BHFTI                BHFTI                 BHFTI
                                                 BRIGHTHOUSE/         BRIGHTHOUSE/          BRIGHTHOUSE/
                                                 FRANKLIN LOW           TEMPLETON            WELLINGTON          BHFTI CLARION
                                                   DURATION           INTERNATIONAL           LARGE CAP             GLOBAL
                                                 TOTAL RETURN             BOND                RESEARCH            REAL ESTATE
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          2,608,019  $                --  $            139,925  $        14,759,846
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             1,916,133              453,223               227,839            3,147,128
      Administrative charges...............               366,115               90,246                39,734              622,017
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................             2,282,248              543,469               267,573            3,769,145
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....               325,771            (543,469)             (127,648)           10,990,701
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --                   --             1,850,415                   --
      Realized gains (losses) on sale of
        investments........................             (883,368)            (785,527)               579,816              153,417
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....             (883,368)            (785,527)             2,430,231              153,417
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................           (1,087,840)            1,155,692           (3,419,013)         (36,679,711)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           (1,971,208)              370,165             (988,782)         (36,526,294)
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        (1,645,437)  $         (173,304)  $        (1,116,430)  $      (25,535,593)
                                             ====================  ===================  ====================  ===================

                                                                     BHFTI FIDELITY
                                                    BHFTI             INSTITUTIONAL
                                                 CLEARBRIDGE       ASSET MANAGEMENT(R)         BHFTI             BHFTI INVESCO
                                                 AGGRESSIVE            GOVERNMENT         HARRIS OAKMARK         BALANCED-RISK
                                                   GROWTH                INCOME            INTERNATIONAL          ALLOCATION
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         2,604,986  $        14,831,292   $        10,437,626  $        11,545,498
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            6,042,533            6,018,692             8,139,193           11,099,180
      Administrative charges...............            1,125,099            1,331,899             1,529,740            2,455,966
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................            7,167,632            7,350,591             9,668,933           13,555,146
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....          (4,562,646)            7,480,701               768,693          (2,009,648)
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           21,026,071                   --            25,106,042           77,491,815
      Realized gains (losses) on sale of
        investments........................           37,250,879          (4,246,293)             4,683,027          (6,636,953)
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....           58,276,950          (4,246,293)            29,789,069           70,854,862
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (83,760,460)         (12,308,508)         (196,507,060)        (145,711,399)
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (25,483,510)         (16,554,801)         (166,717,991)         (74,856,537)
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (30,046,156)  $       (9,074,100)   $     (165,949,298)  $      (76,866,185)
                                             ===================  ====================  ===================  ===================



                                                                      BHFTI INVESCO
                                                 BHFTI INVESCO          SMALL CAP
                                                   COMSTOCK              GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          4,517,747  $                --
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             8,660,804            4,302,889
      Administrative charges...............             1,802,984              819,460
                                             --------------------  -------------------
        Total expenses.....................            10,463,788            5,122,349
                                             --------------------  -------------------
           Net investment income (loss)....           (5,946,041)          (5,122,349)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            54,080,085           42,945,866
      Realized gains (losses) on sale of
        investments........................            24,002,948            2,122,656
                                             --------------------  -------------------
           Net realized gains (losses).....            78,083,033           45,068,522
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (162,972,006)         (70,770,383)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (84,888,973)         (25,701,861)
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (90,835,014)  $      (30,824,210)
                                             ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                                          BHFTI                BHFTI
                                                     BHFTI              JPMORGAN             JPMORGAN              BHFTI
                                                   JPMORGAN           GLOBAL ACTIVE          SMALL CAP         LOOMIS SAYLES
                                                   CORE BOND           ALLOCATION              VALUE          GLOBAL MARKETS
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         9,158,373  $        19,738,377  $           307,961  $         2,804,999
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            4,297,813           13,593,554              347,585            1,989,091
      Administrative charges...............              833,400            3,032,482               58,674              381,936
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            5,131,213           16,626,036              406,259            2,371,027
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            4,027,160            3,112,341             (98,298)              433,972
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --           66,316,770            1,377,403            9,660,745
      Realized gains (losses) on sale of
        investments........................          (2,143,941)            2,451,997              520,617            5,392,294
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......          (2,143,941)           68,768,767            1,898,020           15,053,039
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (7,403,285)        (176,576,936)          (5,084,957)         (25,413,434)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (9,547,226)        (107,808,169)          (3,186,937)         (10,360,395)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (5,520,066)  $     (104,695,828)  $       (3,285,235)  $       (9,926,423)
                                             ===================  ===================  ===================  ===================

                                                    BHFTI
                                                   METLIFE          BHFTI MFS(R)             BHFTI                BHFTI
                                                 MULTI-INDEX          RESEARCH          MORGAN STANLEY         OPPENHEIMER
                                                TARGETED RISK       INTERNATIONAL       MID CAP GROWTH        GLOBAL EQUITY
                                                 SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             ------------------  ------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $       16,609,507  $        5,089,120  $                --  $           609,684
                                             ------------------  ------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................          10,171,770           3,451,615            3,055,898              732,242
      Administrative charges...............           2,319,888             624,134              629,196              153,687
                                             ------------------  ------------------  -------------------  -------------------
        Total expenses.....................          12,491,658           4,075,749            3,685,094              885,929
                                             ------------------  ------------------  -------------------  -------------------
          Net investment income (loss).....           4,117,849           1,013,371          (3,685,094)            (276,245)
                                             ------------------  ------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........          61,462,495                  --           48,467,957            5,773,241
      Realized gains (losses) on sale of
        investments........................           2,787,968           3,869,459           24,492,454            3,008,655
                                             ------------------  ------------------  -------------------  -------------------
          Net realized gains (losses)......          64,250,463           3,869,459           72,960,411            8,781,896
                                             ------------------  ------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................       (149,317,791)        (44,456,699)         (44,253,416)         (16,700,241)
                                             ------------------  ------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................        (85,067,328)        (40,587,240)           28,706,995          (7,918,345)
                                             ------------------  ------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $     (80,949,479)  $     (39,573,869)  $        25,021,901  $       (8,194,590)
                                             ==================  ==================  ===================  ===================

                                                     BHFTI
                                                   PANAGORA               BHFTI
                                                    GLOBAL           PIMCO INFLATION
                                               DIVERSIFIED RISK      PROTECTED BOND
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $         9,604,366
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,569,307            8,075,366
      Administrative charges...............              340,455            1,520,639
                                             -------------------  -------------------
        Total expenses.....................            1,909,762            9,596,005
                                             -------------------  -------------------
          Net investment income (loss).....          (1,909,762)                8,361
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           10,155,434                   --
      Realized gains (losses) on sale of
        investments........................              192,602          (8,730,078)
                                             -------------------  -------------------
          Net realized gains (losses)......           10,348,036          (8,730,078)
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (20,920,173)         (15,750,336)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (10,572,137)         (24,480,414)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (12,481,899)  $      (24,472,053)
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                                        BHFTI
                                                    BHFTI             SCHRODERS          BHFTI SSGA
                                                    PIMCO              GLOBAL            GROWTH AND          BHFTI SSGA
                                                TOTAL RETURN         MULTI-ASSET         INCOME ETF          GROWTH ETF
                                                 SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
                                             ------------------  ------------------  ------------------  ------------------
INVESTMENT INCOME:
      Dividends............................  $       19,299,299  $       14,805,940  $       29,275,963  $        9,298,310
                                             ------------------  ------------------  ------------------  ------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................          18,688,910          10,018,878          15,816,334           5,948,202
      Administrative charges...............           3,487,095           2,185,680           3,169,675           1,154,938
                                             ------------------  ------------------  ------------------  ------------------
        Total expenses.....................          22,176,005          12,204,558          18,986,009           7,103,140
                                             ------------------  ------------------  ------------------  ------------------
          Net investment income (loss).....         (2,876,706)           2,601,382          10,289,954           2,195,170
                                             ------------------  ------------------  ------------------  ------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                  --          49,747,957          55,899,748          26,273,131
      Realized gains (losses) on sale of
        investments........................         (9,864,205)           3,794,040          12,644,175           9,537,970
                                             ------------------  ------------------  ------------------  ------------------
          Net realized gains (losses)......         (9,864,205)          53,541,997          68,543,923          35,811,101
                                             ------------------  ------------------  ------------------  ------------------
      Change in unrealized gains (losses)
        on investments.....................        (14,647,929)       (146,584,465)       (175,633,547)        (82,579,909)
                                             ------------------  ------------------  ------------------  ------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................        (24,512,134)        (93,042,468)       (107,089,624)        (46,768,808)
                                             ------------------  ------------------  ------------------  ------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $     (27,388,840)  $     (90,441,086)  $     (96,799,670)  $     (44,573,638)
                                             ==================  ==================  ==================  ==================


                                                 BHFTI T. ROWE        BHFTI T. ROWE          BHFTI TCW              BHFTI
                                                  PRICE LARGE           PRICE MID           CORE FIXED        VICTORY SYCAMORE
                                                   CAP VALUE           CAP GROWTH             INCOME            MID CAP VALUE
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        13,612,551  $                --  $             7,477  $         1,416,722
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            9,784,169            6,555,409                3,609            3,165,699
      Administrative charges...............            1,437,604            1,238,273                  753              620,229
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................           11,221,773            7,793,682                4,362            3,785,928
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....            2,390,778          (7,793,682)                3,115          (2,369,206)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           69,876,949           70,252,702                   --           45,235,688
      Realized gains (losses) on sale of
        investments........................           13,983,911           10,808,523              (1,609)            3,911,288
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......           83,860,860           81,061,225              (1,609)           49,146,976
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................        (160,474,054)         (86,334,850)              (6,630)         (71,450,699)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (76,613,194)          (5,273,625)              (8,239)         (22,303,723)
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (74,222,416)  $      (13,067,307)  $           (5,124)  $      (24,672,929)
                                             ===================  ===================  ===================  ===================

                                                     BHFTI           BHFTII BAILLIE
                                                 WELLS CAPITAL           GIFFORD
                                                  MANAGEMENT          INTERNATIONAL
                                                 MID CAP VALUE            STOCK
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         1,182,078  $         2,128,134
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            1,682,260            3,011,515
      Administrative charges...............              314,533              584,497
                                             -------------------  -------------------
        Total expenses.....................            1,996,793            3,596,012
                                             -------------------  -------------------
          Net investment income (loss).....            (814,715)          (1,467,878)
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           10,559,895                   --
      Realized gains (losses) on sale of
        investments........................          (1,718,052)            7,060,425
                                             -------------------  -------------------
          Net realized gains (losses)......            8,841,843            7,060,425
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (27,509,855)         (49,728,013)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (18,668,012)         (42,667,588)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (19,482,727)  $      (44,135,466)
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018



                                                                         BHFTII                BHFTII               BHFTII
                                                    BHFTII              BLACKROCK             BLACKROCK           BRIGHTHOUSE
                                                   BLACKROCK             CAPITAL             ULTRA-SHORT             ASSET
                                                  BOND INCOME         APPRECIATION            TERM BOND          ALLOCATION 20
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $          2,271,051  $            19,218  $         2,135,251  $          2,152,368
                                             --------------------  -------------------  -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               949,151              282,927            3,719,387             1,304,547
      Administrative charges...............               163,857               47,169              703,021               250,701
                                             --------------------  -------------------  -------------------  --------------------
        Total expenses.....................             1,113,008              330,096            4,422,408             1,555,248
                                             --------------------  -------------------  -------------------  --------------------
           Net investment income (loss)....             1,158,043            (310,878)          (2,287,157)               597,120
                                             --------------------  -------------------  -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --            2,429,865               16,580             1,269,345
      Realized gains (losses) on sale of
        investments........................             (316,573)              995,468              642,886             (632,429)
                                             --------------------  -------------------  -------------------  --------------------
           Net realized gains (losses).....             (316,573)            3,425,333              659,466               636,916
                                             --------------------  -------------------  -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................           (2,334,812)          (4,328,210)            1,557,185           (5,440,948)
                                             --------------------  -------------------  -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................           (2,651,385)            (902,877)            2,216,651           (4,804,032)
                                             --------------------  -------------------  -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $        (1,493,342)  $       (1,213,755)  $          (70,506)  $        (4,206,912)
                                             ====================  ===================  ===================  ====================


                                                    BHFTII               BHFTII                BHFTII              BHFTII
                                                  BRIGHTHOUSE          BRIGHTHOUSE           BRIGHTHOUSE        BRIGHTHOUSE/
                                                     ASSET                ASSET                 ASSET              ARTISAN
                                                 ALLOCATION 40        ALLOCATION 60         ALLOCATION 80       MID CAP VALUE
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
                                             --------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $         69,494,899  $       101,464,844  $        74,668,696  $           752,626
                                             --------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            46,327,201           82,131,942           77,972,242            2,603,810
      Administrative charges...............             8,758,815           15,542,484           14,344,515              448,072
                                             --------------------  -------------------  -------------------  -------------------
        Total expenses.....................            55,086,016           97,674,426           92,316,757            3,051,882
                                             --------------------  -------------------  -------------------  -------------------
           Net investment income (loss)....            14,408,883            3,790,418         (17,648,061)          (2,299,256)
                                             --------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           105,133,308          236,261,135          254,515,877           10,451,960
      Realized gains (losses) on sale of
        investments........................          (23,360,975)         (20,766,349)            5,263,838            3,748,078
                                             --------------------  -------------------  -------------------  -------------------
           Net realized gains (losses).....            81,772,333          215,494,786          259,779,715           14,200,038
                                             --------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (294,921,005)        (667,253,153)        (759,581,911)         (38,603,934)
                                             --------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (213,148,672)        (451,758,367)        (499,802,196)         (24,403,896)
                                             --------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (198,739,789)  $     (447,967,949)  $     (517,450,257)  $      (26,703,152)
                                             ====================  ===================  ===================  ===================

                                                    BHFTII               BHFTII
                                                 BRIGHTHOUSE/         BRIGHTHOUSE/
                                                  DIMENSIONAL          WELLINGTON
                                                 INTERNATIONAL         CORE EQUITY
                                                 SMALL COMPANY        OPPORTUNITIES
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         1,718,412  $         13,167,521
                                             -------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              913,690            10,125,546
      Administrative charges...............              171,926             1,961,205
                                             -------------------  --------------------
        Total expenses.....................            1,085,616            12,086,751
                                             -------------------  --------------------
           Net investment income (loss)....              632,796             1,080,770
                                             -------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            4,836,839            42,720,154
      Realized gains (losses) on sale of
        investments........................              283,175            15,517,186
                                             -------------------  --------------------
           Net realized gains (losses).....            5,120,014            58,237,340
                                             -------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................         (21,675,154)          (66,761,339)
                                             -------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (16,555,140)           (8,523,999)
                                             -------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (15,922,344)  $        (7,443,229)
                                             ===================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                                                              BHFTII               BHFTII
                                                   BHFTII                                  LOOMIS SAYLES        LOOMIS SAYLES
                                                  FRONTIER              BHFTII               SMALL CAP            SMALL CAP
                                               MID CAP GROWTH       JENNISON GROWTH            CORE                GROWTH
                                                 SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $           618,895  $                --  $                --
                                             -------------------  -------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              936,580            7,012,063              215,975                3,051
      Administrative charges...............              174,024            1,277,882               36,174                  763
                                             -------------------  -------------------  -------------------  -------------------
        Total expenses.....................            1,110,604            8,289,945              252,149                3,814
                                             -------------------  -------------------  -------------------  -------------------
          Net investment income (loss).....          (1,110,604)          (7,671,050)            (252,149)              (3,814)
                                             -------------------  -------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            8,379,062           77,144,539            1,532,161               47,828
      Realized gains (losses) on sale of
        investments........................            1,467,297           18,496,044              185,799                9,031
                                             -------------------  -------------------  -------------------  -------------------
          Net realized gains (losses)......            9,846,359           95,640,583            1,717,960               56,859
                                             -------------------  -------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (13,105,567)         (90,743,540)          (3,235,985)             (50,854)
                                             -------------------  -------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (3,259,208)            4,897,043          (1,518,025)                6,005
                                             -------------------  -------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (4,369,812)  $       (2,774,007)  $       (1,770,174)  $             2,191
                                             ===================  ===================  ===================  ===================

                                                   BHFTII
                                                   METLIFE
                                                  AGGREGATE          BHFTII METLIFE        BHFTII METLIFE       BHFTII METLIFE
                                                 BOND INDEX        MID CAP STOCK INDEX   MSCI EAFE(R) INDEX  RUSSELL 2000(R) INDEX
                                                 SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  ---------------------
INVESTMENT INCOME:
      Dividends............................  $         8,464,228  $         1,688,335   $         3,301,317   $         1,362,852
                                             -------------------  --------------------  -------------------  ---------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            3,587,612            2,103,671             1,503,673             2,032,216
      Administrative charges...............              731,265              313,946               252,075               347,234
                                             -------------------  --------------------  -------------------  ---------------------
        Total expenses.....................            4,318,877            2,417,617             1,755,748             2,379,450
                                             -------------------  --------------------  -------------------  ---------------------
          Net investment income (loss).....            4,145,351            (729,282)             1,545,569           (1,016,598)
                                             -------------------  --------------------  -------------------  ---------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --           13,477,294                    --            10,610,858
      Realized gains (losses) on sale of
        investments........................          (2,275,005)            4,071,598             1,420,914             4,464,218
                                             -------------------  --------------------  -------------------  ---------------------
          Net realized gains (losses)......          (2,275,005)           17,548,892             1,420,914            15,075,076
                                             -------------------  --------------------  -------------------  ---------------------
      Change in unrealized gains (losses)
        on investments.....................          (8,007,320)         (36,439,302)          (21,678,671)          (32,956,301)
                                             -------------------  --------------------  -------------------  ---------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (10,282,325)         (18,890,410)          (20,257,757)          (17,881,225)
                                             -------------------  --------------------  -------------------  ---------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (6,136,974)  $      (19,619,692)   $      (18,712,188)   $      (18,897,823)
                                             ===================  ====================  ===================  =====================



                                               BHFTII METLIFE           BHFTII
                                                 STOCK INDEX      MFS(R) TOTAL RETURN
                                                 SUB-ACCOUNT          SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $        10,120,353  $           866,141
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            8,255,390              545,510
      Administrative charges...............            1,374,364               80,157
                                             -------------------  -------------------
        Total expenses.....................            9,629,754              625,667
                                             -------------------  -------------------
          Net investment income (loss).....              490,599              240,474
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........           35,867,740            2,480,391
      Realized gains (losses) on sale of
        investments........................           28,482,043              505,547
                                             -------------------  -------------------
          Net realized gains (losses)......           64,349,783            2,985,938
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................        (101,504,078)          (6,093,267)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (37,154,295)          (3,107,329)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (36,663,696)  $       (2,866,855)
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018



                                                                                               BHFTII               BHFTII
                                                    BHFTII          BHFTII NEUBERGER        T. ROWE PRICE        T. ROWE PRICE
                                                 MFS(R) VALUE        BERMAN GENESIS       LARGE CAP GROWTH     SMALL CAP GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------  --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $          3,757,789  $           157,241  $            589,386  $             7,920
                                             --------------------  -------------------  --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             3,803,597            1,789,368             3,731,215              189,541
      Administrative charges...............               690,154              298,721               685,588               19,517
                                             --------------------  -------------------  --------------------  -------------------
        Total expenses.....................             4,493,751            2,088,089             4,416,803              209,058
                                             --------------------  -------------------  --------------------  -------------------
           Net investment income (loss)....             (735,962)          (1,930,848)           (3,827,417)            (201,138)
                                             --------------------  -------------------  --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            18,134,215           16,150,766            51,369,051            1,266,354
      Realized gains (losses) on sale of
        investments........................             2,024,467            6,338,612             3,230,598              432,876
                                             --------------------  -------------------  --------------------  -------------------
           Net realized gains (losses).....            20,158,682           22,489,378            54,599,649            1,699,230
                                             --------------------  -------------------  --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (51,764,838)         (29,833,570)          (58,693,758)          (2,519,895)
                                             --------------------  -------------------  --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (31,606,156)          (7,344,192)           (4,094,109)            (820,665)
                                             --------------------  -------------------  --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (32,342,118)  $       (9,275,040)  $        (7,921,526)  $       (1,021,803)
                                             ====================  ===================  ====================  ===================

                                                                     BHFTII WESTERN
                                                BHFTII VANECK       ASSET MANAGEMENT      BHFTII WESTERN
                                               GLOBAL NATURAL        STRATEGIC BOND      ASSET MANAGEMENT           BLACKROCK
                                                  RESOURCES           OPPORTUNITIES       U.S. GOVERNMENT    GLOBAL ALLOCATION V.I.
                                                 SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  ----------------------
INVESTMENT INCOME:
      Dividends............................  $                --  $         53,732,502  $         4,811,245   $             62,764
                                             -------------------  --------------------  -------------------  ----------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              971,964            12,000,244            2,779,359                 46,864
      Administrative charges...............              190,591             2,522,539              583,687                 10,003
                                             -------------------  --------------------  -------------------  ----------------------
        Total expenses.....................            1,162,555            14,522,783            3,363,046                 56,867
                                             -------------------  --------------------  -------------------  ----------------------
           Net investment income (loss)....          (1,162,555)            39,209,719            1,448,199                  5,897
                                             -------------------  --------------------  -------------------  ----------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                    --                   --                305,269
      Realized gains (losses) on sale of
        investments........................          (1,433,525)               428,365          (1,703,074)                  5,587
                                             -------------------  --------------------  -------------------  ----------------------
           Net realized gains (losses).....          (1,433,525)               428,365          (1,703,074)                310,856
                                             -------------------  --------------------  -------------------  ----------------------
      Change in unrealized gains (losses)
        on investments.....................         (21,400,844)          (94,399,767)          (1,693,598)              (851,294)
                                             -------------------  --------------------  -------------------  ----------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (22,834,369)          (93,971,402)          (3,396,672)              (540,438)
                                             -------------------  --------------------  -------------------  ----------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (23,996,924)  $       (54,761,683)  $       (1,948,473)   $          (534,541)
                                             ===================  ====================  ===================  ======================


                                                                        FEDERATED
                                                DWS CROCI(R)           HIGH INCOME
                                              INTERNATIONAL VIP           BOND
                                                 SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           121,198  $               158
                                             -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              155,556                   27
      Administrative charges...............                   --                   --
                                             -------------------  -------------------
        Total expenses.....................              155,556                   27
                                             -------------------  -------------------
           Net investment income (loss)....             (34,358)                  131
                                             -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                   --                   --
      Realized gains (losses) on sale of
        investments........................            (434,350)                  (2)
                                             -------------------  -------------------
           Net realized gains (losses).....            (434,350)                  (2)
                                             -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (1,344,486)                (220)
                                             -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (1,778,836)                (222)
                                             -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (1,813,194)  $              (91)
                                             ===================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018



                                                    FEDERATED          FIDELITY(R) VIP       FIDELITY(R) VIP       FIDELITY(R) VIP
                                                     KAUFMAN            ASSET MANAGER          CONTRAFUND           EQUITY-INCOME
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $                 --  $          1,089,665  $          3,662,652  $             99,085
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                   918               917,766             7,375,311                63,227
      Administrative charges................                    --                    --               945,400                    --
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................                   918               917,766             8,320,711                63,227
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....                 (918)               171,899           (4,658,059)                35,858
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                 4,453             2,251,920            53,633,510               215,685
      Realized gains (losses) on sale of
        investments.........................                   280             (254,318)            21,372,854                15,340
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......                 4,733             1,997,602            75,006,364               231,025
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................               (2,396)           (6,425,359)         (111,391,708)             (692,539)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................                 2,337           (4,427,757)          (36,385,344)             (461,514)
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $              1,419  $        (4,255,858)  $       (41,043,403)  $          (425,656)
                                              ====================  ====================  ====================  ====================

                                                                                             FIDELITY(R) VIP
                                                 FIDELITY(R) VIP       FIDELITY(R) VIP         GOVERNMENT          FIDELITY(R) VIP
                                                FUNDSMANAGER 50%      FUNDSMANAGER 60%        MONEY MARKET             GROWTH
                                                   SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $         58,530,616  $         29,370,024  $            282,499  $            439,442
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................            87,101,171            50,556,176               232,924             2,482,341
      Administrative charges................                    --                    --                    --                    --
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................            87,101,171            50,556,176               232,924             2,482,341
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....          (28,570,555)          (21,186,152)                49,575           (2,042,899)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........           339,708,559           307,655,468                    --            25,351,293
      Realized gains (losses) on sale of
        investments.........................            48,153,080            53,476,583                    --             6,761,570
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......           387,861,639           361,132,051                    --            32,112,863
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................         (653,490,971)         (535,553,464)                     3          (31,265,399)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................         (265,629,332)         (174,421,413)                     3               847,464
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $      (294,199,887)  $      (195,607,565)  $             49,578  $        (1,195,435)
                                              ====================  ====================  ====================  ====================


                                                 FIDELITY(R) VIP       FIDELITY(R) VIP
                                                    INDEX 500              MID CAP
                                                   SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          1,166,723  $          1,664,924
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................               871,854             4,738,266
      Administrative charges................                    --             1,045,143
                                              --------------------  --------------------
        Total expenses......................               871,854             5,783,409
                                              --------------------  --------------------
           Net investment income (loss).....               294,869           (4,118,485)
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........               311,079            37,667,751
      Realized gains (losses) on sale of
        investments.........................             4,000,889             8,774,357
                                              --------------------  --------------------
           Net realized gains (losses)......             4,311,968            46,442,108
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................           (7,834,778)         (104,511,568)
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................           (3,522,810)          (58,069,460)
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $        (3,227,941)  $       (62,187,945)
                                              ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                FIDELITY(R) VIP        FTVIPT FRANKLIN       FTVIPT FRANKLIN       FTVIPT FRANKLIN
                                                   OVERSEAS              INCOME VIP         MUTUAL SHARES VIP    SMALL CAP VALUE VIP
                                                  SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $             65,517  $         11,860,042  $          2,959,440  $          1,104,169
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................                53,284             2,750,590             1,434,687             1,385,222
      Administrative charges................                    --               613,236               315,781               309,728
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................                53,284             3,363,826             1,750,468             1,694,950
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....                12,233             8,496,216             1,208,972             (590,781)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --                    --             4,608,211            18,804,312
      Realized gains (losses) on sale of
        investments.........................                72,873             1,428,156             1,905,875             1,017,188
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......                72,873             1,428,156             6,514,086            19,821,500
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................             (770,959)          (22,969,206)          (19,962,133)          (36,050,020)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................             (698,086)          (21,541,050)          (13,448,047)          (16,228,520)
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $          (685,853)  $       (13,044,834)  $       (12,239,075)  $       (16,819,301)
                                              ====================  ====================  ====================  ====================

                                               FTVIPT TEMPLETON       FTVIPT TEMPLETON        INVESCO V.I.          INVESCO V.I.
                                                  FOREIGN VIP          GLOBAL BOND VIP     AMERICAN FRANCHISE        CORE EQUITY
                                                  SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $          1,747,248  $                 --  $                 --  $              1,133
                                              --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             1,038,254             2,277,625                   191                 1,779
      Administrative charges................               167,075               513,901                    --                    --
                                              --------------------  --------------------  --------------------  --------------------
        Total expenses......................             1,205,329             2,791,526                   191                 1,779
                                              --------------------  --------------------  --------------------  --------------------
           Net investment income (loss).....               541,919           (2,791,526)                 (191)                 (646)
                                              --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........                    --                    --                   987                 8,115
      Realized gains (losses) on sale of
        investments.........................                37,325           (1,691,871)                   757                 5,791
                                              --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses)......                37,325           (1,691,871)                 1,744                13,906
                                              --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................          (12,421,982)             5,722,312               (1,652)              (26,464)
                                              --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................          (12,384,657)             4,030,441                    92              (12,558)
                                              --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $       (11,842,738)  $          1,238,915  $               (99)  $           (13,204)
                                              ====================  ====================  ====================  ====================

                                                  INVESCO V.I.          INVESCO V.I.
                                                EQUITY AND INCOME     GROWTH AND INCOME
                                                   SUB-ACCOUNT           SUB-ACCOUNT
                                              --------------------  --------------------
INVESTMENT INCOME:
      Dividends.............................  $         12,793,413  $                 23
                                              --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges.......................             7,404,053                    14
      Administrative charges................             1,606,100                    --
                                              --------------------  --------------------
        Total expenses......................             9,010,153                    14
                                              --------------------  --------------------
           Net investment income (loss).....             3,783,260                     9
                                              --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions...........            28,424,533                   103
      Realized gains (losses) on sale of
        investments.........................            12,170,091                     6
                                              --------------------  --------------------
           Net realized gains (losses)......            40,594,624                   109
                                              --------------------  --------------------
      Change in unrealized gains (losses)
        on investments......................         (114,250,594)                 (277)
                                              --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments......................          (73,655,970)                 (168)
                                              --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations...........  $       (69,872,710)  $              (159)
                                              ====================  ====================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                                                                LMPVET                LMPVET
                                                 INVESCO V.I.          IVY VIP ASSET     CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                             INTERNATIONAL GROWTH        STRATEGY          AGGRESSIVE GROWTH       APPRECIATION
                                                  SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................  $         4,517,051   $              5,507   $         1,868,025  $         5,376,613
                                             --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................            2,800,553                  3,195             3,787,383            5,103,514
      Administrative charges...............              623,815                    798               785,080            1,084,147
                                             --------------------  --------------------  --------------------  --------------------
        Total expenses.....................            3,424,368                  3,993             4,572,463            6,187,661
                                             --------------------  --------------------  --------------------  --------------------
           Net investment income (loss)....            1,092,683                  1,514           (2,704,438)            (811,048)
                                             --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,771,703                 11,955            20,065,495           18,266,283
      Realized gains (losses) on sale of
        investments........................            4,627,236                  2,133            10,845,838           25,930,402
                                             --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses).....            6,398,939                 14,088            30,911,333           44,196,685
                                             --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................         (50,284,813)               (34,262)          (56,688,564)         (54,650,170)
                                             --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (43,885,874)               (20,174)          (25,777,231)         (10,453,485)
                                             --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (42,793,191)   $           (18,660)   $      (28,481,669)  $      (11,264,533)
                                             ====================  ====================  ====================  ====================

                                                    LMPVET                LMPVET                LMPVET                LMPVET
                                             CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE  CLEARBRIDGE VARIABLE
                                               DIVIDEND STRATEGY     LARGE CAP GROWTH       LARGE CAP VALUE      SMALL CAP GROWTH
                                                  SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
                                             --------------------  --------------------  --------------------  --------------------
INVESTMENT INCOME:
      Dividends............................   $         2,962,678  $              7,464   $           101,267  $                --
                                             --------------------  --------------------  --------------------  --------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................             2,487,926                45,598               102,552            1,424,407
      Administrative charges...............               526,127                 7,262                16,981              294,952
                                             --------------------  --------------------  --------------------  --------------------
        Total expenses.....................             3,014,053                52,860               119,533            1,719,359
                                             --------------------  --------------------  --------------------  --------------------
           Net investment income (loss)....              (51,375)              (45,396)              (18,266)          (1,719,359)
                                             --------------------  --------------------  --------------------  --------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            12,742,157                72,107               424,484           12,236,121
      Realized gains (losses) on sale of
        investments........................             9,936,181               345,075               166,232            8,532,690
                                             --------------------  --------------------  --------------------  --------------------
           Net realized gains (losses).....            22,678,338               417,182               590,716           20,768,811
                                             --------------------  --------------------  --------------------  --------------------
      Change in unrealized gains (losses)
        on investments.....................          (35,551,367)             (327,244)           (1,263,154)         (15,336,872)
                                             --------------------  --------------------  --------------------  --------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (12,873,029)                89,938             (672,438)            5,431,939
                                             --------------------  --------------------  --------------------  --------------------
      Net increase (decrease) in net assets
        resulting from operations..........   $      (12,924,404)  $             44,542   $         (690,704)  $         3,712,580
                                             ====================  ====================  ====================  ====================

                                                    LMPVET               LMPVET
                                                  QS VARIABLE          QS VARIABLE
                                              CONSERVATIVE GROWTH        GROWTH
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           920,584   $         2,170,735
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              424,520               959,578
      Administrative charges...............               95,465               215,105
                                             --------------------  -------------------
        Total expenses.....................              519,985             1,174,683
                                             --------------------  -------------------
           Net investment income (loss)....              400,599               996,052
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            1,010,830             4,552,540
      Realized gains (losses) on sale of
        investments........................              593,958             1,110,887
                                             --------------------  -------------------
           Net realized gains (losses).....            1,604,788             5,663,427
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................          (4,061,458)          (14,026,648)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................          (2,456,670)           (8,363,221)
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $       (2,056,071)   $       (7,367,169)
                                             ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONTINUED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                                     LMPVIT WESTERN
                                                    LMPVET           ASSET VARIABLE
                                                  QS VARIABLE          GLOBAL HIGH          MFS(R) VIT            MFS(R) VIT
                                                MODERATE GROWTH        YIELD BOND         INVESTORS TRUST        NEW DISCOVERY
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $            15,208  $          4,370,667  $                18  $                --
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................               10,110               993,342                   44                  112
      Administrative charges...............                1,825               210,529                   --                   --
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................               11,935             1,203,871                   44                  112
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....                3,273             3,166,796                 (26)                (112)
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........               27,944                    --                  128                1,135
      Realized gains (losses) on sale of
        investments........................               26,716           (1,103,797)                1,027                  579
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....               54,660           (1,103,797)                1,155                1,714
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................            (105,442)           (6,633,498)              (1,294)              (1,928)
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             (50,782)           (7,737,295)                (139)                (214)
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (47,509)  $        (4,570,499)  $             (165)  $             (326)
                                             ===================  ====================  ===================  ===================


                                                                     MORGAN STANLEY                               OPPENHEIMER
                                                  MFS(R) VIT           VIF GLOBAL        NEUBERGER BERMAN          VA GLOBAL
                                                   RESEARCH          INFRASTRUCTURE           GENESIS         MULTI-ALTERNATIVES
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $               148  $             14,235  $                --  $               428
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                  299                 5,357                   50                2,598
      Administrative charges...............                   --                 1,281                   --                  619
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................                  299                 6,638                   50                3,217
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....                (151)                 7,597                 (50)              (2,789)
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                2,450                19,366                  554                   --
      Realized gains (losses) on sale of
        investments........................                1,734               (4,546)                   18                (340)
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....                4,184                14,820                  572                (340)
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................              (5,181)              (69,920)                (935)              (7,979)
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                (997)              (55,100)                (363)              (8,319)
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           (1,148)  $           (47,503)  $             (413)  $          (11,108)
                                             ===================  ====================  ===================  ===================


                                                  OPPENHEIMER          OPPENHEIMER
                                                 VA GOVERNMENT       VA MAIN STREET
                                                     MONEY              SMALL CAP
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $                 42  $            66,406
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                    42            1,260,584
      Administrative charges...............                    --              279,865
                                             --------------------  -------------------
        Total expenses.....................                    42            1,540,449
                                             --------------------  -------------------
           Net investment income (loss)....                    --          (1,474,043)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                    --           14,402,984
      Realized gains (losses) on sale of
        investments........................                    --            5,081,205
                                             --------------------  -------------------
           Net realized gains (losses).....                    --           19,484,189
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................                     2         (28,702,815)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................                     2          (9,218,626)
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $                  2  $      (10,692,669)
                                             ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                   STATEMENTS OF OPERATIONS -- (CONCLUDED)
                    FOR THE YEAR ENDED DECEMBER 31, 2018


                                                                        PIMCO VIT
                                                                        COMMODITY                                  PIMCO VIT
                                                  OPPENHEIMER         REALRETURN(R)          PIMCO VIT         EMERGING MARKETS
                                                VA MAIN STREET          STRATEGY           DYNAMIC BOND              BOND
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $             1,308  $              8,041  $            13,548  $            34,617
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                1,565                 4,679                6,283                9,013
      Administrative charges...............                   --                 1,109                1,435                1,893
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................                1,565                 5,788                7,718               10,906
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....                (257)                 2,253                5,830               23,711
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                9,835                    --                  923                   --
      Realized gains (losses) on sale of
        investments........................                7,420               (5,559)                2,752              (3,166)
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....               17,255               (5,559)                3,675              (3,166)
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (30,519)              (66,127)             (13,072)             (78,997)
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................             (13,264)              (71,686)              (9,397)             (82,163)
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $          (13,521)  $           (69,433)  $           (3,567)  $          (58,452)
                                             ===================  ====================  ===================  ===================


                                                                                           T. ROWE PRICE
                                                  PIONEER VCT          PIONEER VCT          GOVERNMENT           T. ROWE PRICE
                                                 MID CAP VALUE     REAL ESTATE SHARES          MONEY             GROWTH STOCK
                                                  SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
                                             -------------------  --------------------  -------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $           290,516  $              5,867  $             2,988  $            12,823
                                             -------------------  --------------------  -------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................              728,522                 3,331                1,929               72,208
      Administrative charges...............              158,300                   595                   --                   --
                                             -------------------  --------------------  -------------------  -------------------
        Total expenses.....................              886,822                 3,926                1,929               72,208
                                             -------------------  --------------------  -------------------  -------------------
           Net investment income (loss)....            (596,306)                 1,941                1,059             (59,385)
                                             -------------------  --------------------  -------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........            5,306,803                23,974                   --              592,207
      Realized gains (losses) on sale of
        investments........................              325,277               (5,377)                   --              364,936
                                             -------------------  --------------------  -------------------  -------------------
           Net realized gains (losses).....            5,632,080                18,597                   --              957,143
                                             -------------------  --------------------  -------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................         (18,355,064)              (41,198)                 (16)            (989,532)
                                             -------------------  --------------------  -------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................         (12,722,984)              (22,601)                 (16)             (32,389)
                                             -------------------  --------------------  -------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $      (13,319,290)  $           (20,660)  $             1,043  $          (91,774)
                                             ===================  ====================  ===================  ===================

                                                                        TAP 1919
                                                 T. ROWE PRICE      VARIABLE SOCIALLY
                                                 INTERNATIONAL         RESPONSIVE
                                                     STOCK              BALANCED
                                                  SUB-ACCOUNT          SUB-ACCOUNT
                                             --------------------  -------------------
INVESTMENT INCOME:
      Dividends............................  $              6,926  $             1,792
                                             --------------------  -------------------
EXPENSES:
      Mortality and expense risk and
        other charges......................                 4,472                2,165
      Administrative charges...............                    --                  399
                                             --------------------  -------------------
        Total expenses.....................                 4,472                2,564
                                             --------------------  -------------------
           Net investment income (loss)....                 2,454                (772)
                                             --------------------  -------------------
NET REALIZED AND CHANGE IN
   UNREALIZED GAINS (LOSSES)
   ON INVESTMENTS:
      Realized gain distributions..........                23,411               14,492
      Realized gains (losses) on sale of
        investments........................                 3,665                  674
                                             --------------------  -------------------
           Net realized gains (losses).....                27,076               15,166
                                             --------------------  -------------------
      Change in unrealized gains (losses)
        on investments.....................             (105,877)             (19,785)
                                             --------------------  -------------------
      Net realized and change in
        unrealized gains (losses)
        on investments.....................              (78,801)              (4,619)
                                             --------------------  -------------------
      Net increase (decrease) in net assets
        resulting from operations..........  $           (76,347)  $           (5,391)
                                             ====================  ===================


 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
                     STATEMENTS OF CHANGES IN NET ASSETS
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017



                                         ALGER SMALL CAP GROWTH               AMERICAN FUNDS(R) BOND
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (783,531)  $      (678,275)  $      1,286,179  $        787,684
   Net realized gains (losses)....         2,506,536       (1,023,289)         (351,944)         2,041,738
   Change in unrealized gains
     (losses) on investments......       (1,172,784)        13,647,718       (3,825,721)           174,230
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............           550,221        11,946,154       (2,891,486)         3,003,652
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           610,621           594,566         8,206,268         1,586,266
   Net transfers (including
     fixed account)...............       (1,035,079)       (1,016,845)         1,706,180        13,643,215
   Contract charges...............           (5,692)           (5,828)       (1,452,123)       (1,505,367)
   Transfers for contract benefits
     and terminations.............       (4,580,523)       (3,946,822)      (17,242,592)      (13,685,204)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (5,010,673)       (4,374,929)       (8,782,267)            38,910
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (4,460,452)         7,571,225      (11,673,753)         3,042,562
NET ASSETS:
   Beginning of year..............        53,660,724        46,089,499       135,763,632       132,721,070
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     49,200,272  $     53,660,724  $    124,089,879  $    135,763,632
                                    ================  ================  ================  ================

                                                                                 AMERICAN FUNDS(R)
                                      AMERICAN FUNDS(R) GLOBAL GROWTH       GLOBAL SMALL CAPITALIZATION
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2018              2017              2018              2017
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $     (2,438,496)  $    (2,421,180)  $    (1,466,987)  $    (1,054,845)
   Net realized gains (losses)....         29,684,138        18,301,694         8,360,286         1,603,200
   Change in unrealized gains
     (losses) on investments......       (56,558,465)        62,144,209      (19,185,609)        24,178,814
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (29,312,823)        78,024,723      (12,292,310)        24,727,169
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          8,298,993         4,242,577         2,006,714         1,485,802
   Net transfers (including
     fixed account)...............          4,067,044      (12,431,027)         (901,612)       (2,427,851)
   Contract charges...............        (3,322,569)       (3,292,936)       (1,095,093)       (1,095,299)
   Transfers for contract benefits
     and terminations.............       (33,576,789)      (30,039,921)      (13,234,804)       (9,370,478)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (24,533,321)      (41,521,307)      (13,224,795)      (11,407,826)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (53,846,144)        36,503,416      (25,517,105)        13,319,343
NET ASSETS:
   Beginning of year..............        313,542,010       277,038,594       119,807,921       106,488,578
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $     259,695,866  $    313,542,010  $     94,290,816  $    119,807,921
                                    =================  ================  ================  ================


                                         AMERICAN FUNDS(R) GROWTH         AMERICAN FUNDS(R) GROWTH-INCOME
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2018              2017               2018              2017
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (8,014,638)  $     (7,358,002)  $      (471,898)  $      (347,475)
   Net realized gains (losses)....       115,675,759        101,266,036        40,643,748        32,850,739
   Change in unrealized gains
     (losses) on investments......     (108,258,017)         85,965,988      (49,812,895)        39,728,258
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         (596,896)        179,874,022       (9,641,045)        72,231,522
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,515,043          1,277,710        14,594,673         8,172,200
   Net transfers (including
     fixed account)...............      (47,696,479)       (39,592,852)      (13,147,408)            28,630
   Contract charges...............       (8,171,428)        (8,230,911)       (3,996,052)       (3,870,596)
   Transfers for contract benefits
     and terminations.............      (91,170,739)       (72,470,529)      (42,325,760)      (37,082,588)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (145,523,603)      (119,016,582)      (44,874,547)      (32,752,354)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............     (146,120,499)         60,857,440      (54,515,592)        39,479,168
NET ASSETS:
   Beginning of year..............       785,751,753        724,894,313       403,461,557       363,982,389
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $    639,631,254  $     785,751,753  $    348,945,965  $    403,461,557
                                    ================  =================  ================  ================

                                                 BHFTI AB
                                         GLOBAL DYNAMIC ALLOCATION
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2018              2017
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      8,039,996  $      2,926,799
   Net realized gains (losses)....        64,164,541        42,727,382
   Change in unrealized gains
     (losses) on investments......     (326,527,157)       319,629,552
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............     (254,322,620)       365,283,733
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        15,251,199        35,354,200
   Net transfers (including
     fixed account)...............      (42,062,422)      (59,328,548)
   Contract charges...............      (52,380,024)      (52,370,057)
   Transfers for contract benefits
     and terminations.............     (205,983,756)     (172,478,893)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (285,175,003)     (248,823,298)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............     (539,497,623)       116,460,435
NET ASSETS:
   Beginning of year..............     3,260,338,788     3,143,878,353
                                    ----------------  ----------------
   End of year....................  $  2,720,841,165  $  3,260,338,788
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                         BHFTI AMERICAN FUNDS(R)              BHFTI AMERICAN FUNDS(R)
                                           BALANCED ALLOCATION                   GROWTH ALLOCATION
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2018              2017              2018               2017
                                    ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (2,370,328)  $      (955,855)  $    (7,127,683)  $     (6,022,171)
   Net realized gains (losses)....       212,319,736       192,130,023       137,641,704        137,553,868
   Change in unrealized gains
     (losses) on investments......     (388,736,388)       272,500,716     (262,020,895)        201,023,064
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets resulting
       from operations............     (178,786,980)       463,674,884     (131,506,874)        332,554,761
                                    ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        61,294,359        53,857,604        22,893,650         12,059,070
   Net transfers (including
     fixed account)...............        44,467,649        57,372,994        22,422,497         51,244,674
   Contract charges...............      (42,614,398)      (42,218,587)      (23,579,965)       (22,892,582)
   Transfers for contract benefits
     and terminations.............     (332,636,402)     (273,711,360)     (161,542,342)      (139,110,125)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (269,488,792)     (204,699,349)     (139,806,160)       (98,698,963)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
       in net assets..............     (448,275,772)       258,975,535     (271,313,034)        233,855,798
NET ASSETS:
   Beginning of year..............     3,411,543,507     3,152,567,972     1,978,846,627      1,744,990,829
                                    ----------------  ----------------  ----------------  -----------------
   End of year....................  $  2,963,267,735  $  3,411,543,507  $  1,707,533,593  $   1,978,846,627
                                    ================  ================  ================  =================

                                                                              BHFTI AMERICAN FUNDS(R)
                                     BHFTI AMERICAN FUNDS(R) GROWTH             MODERATE ALLOCATION
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (8,619,346)  $    (7,912,722)  $      3,201,462  $      4,191,018
   Net realized gains (losses)....       121,096,213        88,560,442        85,894,108        81,222,092
   Change in unrealized gains
     (losses) on investments......     (124,294,726)        83,091,838     (161,087,562)        87,897,810
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (11,817,859)       163,739,558      (71,991,992)       173,310,920
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        59,541,793        16,802,718        34,253,829        27,849,930
   Net transfers (including
     fixed account)...............      (11,400,101)      (20,689,929)      (18,221,324)           664,248
   Contract charges...............       (8,675,546)       (8,411,481)      (20,944,461)      (21,504,359)
   Transfers for contract benefits
     and terminations.............      (74,447,286)      (57,782,569)     (153,644,415)     (137,406,451)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (34,981,140)      (70,081,261)     (158,556,371)     (130,396,632)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (46,798,999)        93,658,297     (230,548,363)        42,914,288
NET ASSETS:
   Beginning of year..............       747,840,737       654,182,440     1,633,368,044     1,590,453,756
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    701,041,738  $    747,840,737  $  1,402,819,681  $  1,633,368,044
                                    ================  ================  ================  ================

                                                BHFTI AQR                         BHFTI BLACKROCK
                                          GLOBAL RISK BALANCED              GLOBAL TACTICAL STRATEGIES
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2018              2017              2018               2017
                                    ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $   (22,454,235)  $      7,427,743  $       1,356,341  $   (36,259,790)
   Net realized gains (losses)....       154,085,883        77,912,326        359,743,139        82,332,471
   Change in unrealized gains
     (losses) on investments......     (301,513,104)       103,255,195      (767,714,106)       517,966,691
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............     (169,881,456)       188,595,264      (406,614,626)       564,039,372
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         6,372,769        15,435,188         27,556,344        54,232,286
   Net transfers (including
     fixed account)...............      (50,527,549)      (49,213,801)       (60,756,484)      (94,191,855)
   Contract charges...............      (39,926,841)      (40,323,587)       (82,936,075)      (82,306,590)
   Transfers for contract benefits
     and terminations.............     (148,697,718)     (136,815,405)      (332,714,991)     (289,112,796)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......     (232,779,339)     (210,917,605)      (448,851,206)     (411,378,955)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
       in net assets..............     (402,660,795)      (22,322,341)      (855,465,832)       152,660,417
NET ASSETS:
   Beginning of year..............     2,373,211,858     2,395,534,199      5,151,909,115     4,999,248,698
                                    ----------------  ----------------  -----------------  ----------------
   End of year....................  $  1,970,551,063  $  2,373,211,858  $   4,296,443,283  $  5,151,909,115
                                    ================  ================  =================  ================


                                        BHFTI BLACKROCK HIGH YIELD
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2018              2017
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      7,827,468  $      9,140,724
   Net realized gains (losses)....       (1,294,438)         (822,661)
   Change in unrealized gains
     (losses) on investments......      (16,824,328)         5,655,528
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (10,291,298)        13,973,591
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        36,481,761         3,469,816
   Net transfers (including
     fixed account)...............      (10,255,069)         5,362,102
   Contract charges...............       (2,593,200)       (2,673,916)
   Transfers for contract benefits
     and terminations.............      (22,435,866)      (19,361,900)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         1,197,626      (13,203,898)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (9,093,672)           769,693
NET ASSETS:
   Beginning of year..............       232,649,098       231,879,405
                                    ----------------  ----------------
   End of year....................  $    223,555,426  $    232,649,098
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                              BHFTI BRIGHTHOUSE                    BHFTI BRIGHTHOUSE
                                            ASSET ALLOCATION 100                     BALANCED PLUS
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2018               2017               2018              2017
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $     (3,449,150)  $    (2,129,085)  $      20,444,187  $     12,291,654
   Net realized gains (losses).....         34,511,246        41,832,365        686,094,721       400,796,425
   Change in unrealized gains
     (losses) on investments.......       (94,794,873)        72,242,761    (1,370,558,908)       741,072,715
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (63,732,777)       111,946,041      (664,020,000)     1,154,160,794
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          9,099,166         3,314,632         73,742,871       163,855,291
   Net transfers (including
     fixed account)................        (1,619,355)      (13,326,501)        210,959,020       253,267,621
   Contract charges................        (4,923,073)       (4,949,435)      (123,227,586)     (115,984,388)
   Transfers for contract benefits
     and terminations..............       (59,754,967)      (39,208,381)      (528,896,657)     (428,463,772)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (57,198,229)      (54,169,685)      (367,422,352)     (127,325,248)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............      (120,931,006)        57,776,356    (1,031,442,352)     1,026,835,546
NET ASSETS:
   Beginning of year...............        615,557,354       557,780,998      7,952,160,029     6,925,324,483
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $     494,626,348  $    615,557,354  $   6,920,717,677  $  7,952,160,029
                                     =================  ================  =================  ================

                                              BHFTI BRIGHTHOUSE                BHFTI BRIGHTHOUSE/ABERDEEN
                                               SMALL CAP VALUE                   EMERGING MARKETS EQUITY
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  -----------------------------------
                                            2018              2017               2018              2017
                                      ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....   $    (1,352,409)  $     (1,757,165)  $      4,126,792  $     (1,771,390)
   Net realized gains (losses).....         18,446,579         13,929,947         3,647,784          3,763,733
   Change in unrealized gains
     (losses) on investments.......       (54,706,228)         12,394,934      (71,732,414)         92,752,976
                                      ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (37,612,058)         24,567,716      (63,957,838)         94,745,319
                                      ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          2,642,961          1,412,995         4,655,859          3,135,120
   Net transfers (including
     fixed account)................        (4,794,883)        (5,046,733)        25,304,928        (5,307,648)
   Contract charges................        (1,903,835)        (2,027,452)       (4,696,357)        (4,952,573)
   Transfers for contract benefits
     and terminations..............       (26,883,359)       (24,468,990)      (36,217,115)       (30,779,164)
                                      ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (30,939,116)       (30,130,180)      (10,952,685)       (37,904,265)
                                      ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............       (68,551,174)        (5,562,464)      (74,910,523)         56,841,054
NET ASSETS:
   Beginning of year...............        261,043,042        266,605,506       427,076,715        370,235,661
                                      ----------------  -----------------  ----------------  -----------------
   End of year.....................   $    192,491,868  $     261,043,042  $    352,166,192  $     427,076,715
                                      ================  =================  ================  =================

                                                    BHFTI                    BHFTI BRIGHTHOUSE/EATON VANCE
                                      BRIGHTHOUSE/ARTISAN INTERNATIONAL              FLOATING RATE
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2018               2017              2018               2017
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $            430  $           (159)  $      1,294,171  $       1,443,432
   Net realized gains (losses).....             2,098              4,497          (25,963)           (53,124)
   Change in unrealized gains
     (losses) on investments.......          (42,515)             69,858       (2,516,203)           (68,826)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          (39,987)             74,196       (1,247,995)          1,321,482
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                --             20,259        14,449,205            667,232
   Net transfers (including
     fixed account)................            31,903              7,080         7,353,689          3,494,048
   Contract charges................             (488)              (444)         (590,459)          (588,286)
   Transfers for contract benefits
     and terminations..............          (10,132)           (23,799)       (7,617,953)        (7,163,302)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......            21,283              3,096        13,594,482        (3,590,308)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............          (18,704)             77,292        12,346,487        (2,268,826)
NET ASSETS:
   Beginning of year...............           310,982            233,690        62,558,849         64,827,675
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $        292,278  $         310,982  $     74,905,336  $      62,558,849
                                     ================  =================  ================  =================

                                         BHFTI BRIGHTHOUSE/FRANKLIN
                                          LOW DURATION TOTAL RETURN
                                                 SUB-ACCOUNT
                                     ----------------------------------
                                           2018              2017
                                     ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        325,771  $      (216,703)
   Net realized gains (losses).....         (883,368)         (390,677)
   Change in unrealized gains
     (losses) on investments.......       (1,087,840)           267,632
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (1,645,437)         (339,748)
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         3,019,132           884,745
   Net transfers (including
     fixed account)................         2,516,951        16,929,234
   Contract charges................       (1,851,464)       (1,833,930)
   Transfers for contract benefits
     and terminations..............      (13,947,617)      (10,906,960)
                                     ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (10,262,998)         5,073,089
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............      (11,908,435)         4,733,341
NET ASSETS:
   Beginning of year...............       149,708,177       144,974,836
                                     ----------------  ----------------
   End of year.....................  $    137,799,742  $    149,708,177
                                     ================  ================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                         BHFTI BRIGHTHOUSE/TEMPLETON         BHFTI BRIGHTHOUSE/WELLINGTON
                                             INTERNATIONAL BOND                   LARGE CAP RESEARCH
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2018               2017              2018               2017
                                     -----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (543,469)  $      (576,566)  $       (127,648)  $      (116,169)
   Net realized gains (losses).....          (785,527)         (447,532)          2,430,231         1,363,058
   Change in unrealized gains
     (losses) on investments.......          1,155,692           521,996        (3,419,013)         1,659,259
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          (173,304)         (502,102)        (1,116,430)         2,906,148
                                     -----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........             96,090            84,677             23,271            21,020
   Net transfers (including
     fixed account)................        (1,138,434)         1,588,112          (262,709)         (703,813)
   Contract charges................          (534,182)         (546,742)          (199,638)         (205,123)
   Transfers for contract benefits
     and terminations..............        (3,298,940)       (2,652,241)          (983,002)       (1,057,976)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (4,875,466)       (1,526,194)        (1,422,078)       (1,945,892)
                                     -----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............        (5,048,770)       (2,028,296)        (2,538,508)           960,256
NET ASSETS:
   Beginning of year...............         37,465,324        39,493,620         16,261,679        15,301,423
                                     -----------------  ----------------  -----------------  ----------------
   End of year.....................  $      32,416,554  $     37,465,324  $      13,723,171  $     16,261,679
                                     =================  ================  =================  ================

                                                    BHFTI                                BHFTI
                                         CLARION GLOBAL REAL ESTATE          CLEARBRIDGE AGGRESSIVE GROWTH
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  ----------------------------------
                                           2018               2017              2018              2017
                                     -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      10,990,701  $      5,112,101  $    (4,562,646)  $    (4,088,925)
   Net realized gains (losses).....            153,417           953,425        58,276,950        29,759,077
   Change in unrealized gains
     (losses) on investments.......       (36,679,711)        17,029,988      (83,760,460)        47,043,082
                                     -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (25,535,593)        23,095,514      (30,046,156)        72,713,234
                                     -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          2,810,811         1,758,388         5,065,547         2,775,427
   Net transfers (including
     fixed account)................          (132,497)         6,933,436      (30,190,633)      (15,722,804)
   Contract charges................        (2,674,044)       (2,778,967)       (4,697,753)       (4,939,382)
   Transfers for contract benefits
     and terminations..............       (24,752,380)      (22,711,712)      (45,490,259)      (43,575,640)
                                     -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (24,748,110)      (16,798,855)      (75,313,098)      (61,462,399)
                                     -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............       (50,283,703)         6,296,659     (105,359,254)        11,250,835
NET ASSETS:
   Beginning of year...............        269,483,256       263,186,597       473,171,845       461,921,010
                                     -----------------  ----------------  ----------------  ----------------
   End of year.....................  $     219,199,553  $    269,483,256  $    367,812,591  $    473,171,845
                                     =================  ================  ================  ================

                                     BHFTI FIDELITY INSTITUTIONAL ASSET                 BHFTI
                                       MANAGEMENT(R) GOVERNMENT INCOME      HARRIS OAKMARK INTERNATIONAL
                                                 SUB-ACCOUNT                         SUB-ACCOUNT
                                     ----------------------------------  ----------------------------------
                                           2018              2017              2018              2017
                                     ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $      7,480,701  $      4,836,203  $        768,693  $        332,894
   Net realized gains (losses).....       (4,246,293)       (1,658,617)        29,789,069         5,584,866
   Change in unrealized gains
     (losses) on investments.......      (12,308,508)         4,162,809     (196,507,060)       149,582,110
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (9,074,100)         7,340,395     (165,949,298)       155,499,870
                                     ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         3,554,160         7,326,775        15,524,018         5,808,281
   Net transfers (including
     fixed account)................        10,413,217      (29,084,665)        56,104,531      (15,385,288)
   Contract charges................      (10,124,804)      (10,487,684)       (6,242,256)       (6,447,311)
   Transfers for contract benefits
     and terminations..............      (56,916,755)      (47,747,127)      (58,620,436)      (49,783,445)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (53,074,182)      (79,992,701)         6,765,857      (65,807,763)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............      (62,148,282)      (72,652,306)     (159,183,441)        89,692,107
NET ASSETS:
   Beginning of year...............       576,103,640       648,755,946       665,787,548       576,095,441
                                     ----------------  ----------------  ----------------  ----------------
   End of year.....................  $    513,955,358  $    576,103,640  $    506,604,107  $    665,787,548
                                     ================  ================  ================  ================

                                                BHFTI INVESCO
                                          BALANCED-RISK ALLOCATION
                                                 SUB-ACCOUNT
                                     ----------------------------------
                                           2018              2017
                                     ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (2,009,648)  $     24,281,615
   Net realized gains (losses).....        70,854,862        50,995,325
   Change in unrealized gains
     (losses) on investments.......     (145,711,399)         7,636,567
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............      (76,866,185)        82,913,507
                                     ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        14,935,646        49,499,309
   Net transfers (including
     fixed account)................       (9,305,569)        42,116,270
   Contract charges................      (16,727,549)      (16,351,705)
   Transfers for contract benefits
     and terminations..............      (61,893,383)      (53,355,656)
                                     ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (72,990,855)        21,908,218
                                     ----------------  ----------------
     Net increase (decrease)
        in net assets..............     (149,857,040)       104,821,725
NET ASSETS:
   Beginning of year...............     1,045,419,886       940,598,161
                                     ----------------  ----------------
   End of year.....................  $    895,562,846  $  1,045,419,886
                                     ================  ================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017



                                          BHFTI INVESCO COMSTOCK          BHFTI INVESCO SMALL CAP GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (5,946,041)  $      6,163,470  $    (5,122,349)  $    (4,812,005)
   Net realized gains (losses)....        78,083,033        42,078,912        45,068,522        32,692,597
   Change in unrealized gains
     (losses) on investments......     (162,972,006)        65,142,068      (70,770,383)        38,230,394
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (90,835,014)       113,384,450      (30,824,210)        66,110,986
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        14,956,081        10,252,254        16,733,472         6,241,730
   Net transfers (including
     fixed account)...............      (12,196,277)      (21,023,037)           220,199       (9,656,538)
   Contract charges...............       (8,119,649)       (8,363,690)       (3,212,415)       (3,052,831)
   Transfers for contract benefits
     and terminations.............      (81,498,750)      (64,662,920)      (34,455,425)      (27,128,423)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (86,858,595)      (83,797,393)      (20,714,169)      (33,596,062)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............     (177,693,609)        29,587,057      (51,538,379)        32,514,924
NET ASSETS:
   Beginning of year..............       772,000,432       742,413,375       328,908,162       296,393,238
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    594,306,823  $    772,000,432  $    277,369,783  $    328,908,162
                                    ================  ================  ================  ================

                                                                                  BHFTI JPMORGAN
                                         BHFTI JPMORGAN CORE BOND            GLOBAL ACTIVE ALLOCATION
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2018              2017              2018              2017
                                     ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $      4,027,160  $      3,213,163  $      3,112,341  $     12,724,285
   Net realized gains (losses)....        (2,143,941)         (446,588)        68,768,767         3,695,229
   Change in unrealized gains
     (losses) on investments......        (7,403,285)         3,170,997     (176,576,936)       137,342,920
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............        (5,520,066)         5,937,572     (104,695,828)       153,762,434
                                     ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          7,456,783         2,044,360        22,728,866        49,846,472
   Net transfers (including
     fixed account)...............          3,338,216        30,313,554       132,151,847         8,521,472
   Contract charges...............        (4,373,478)       (4,406,736)      (19,815,102)      (16,965,555)
   Transfers for contract benefits
     and terminations.............       (30,639,651)      (30,295,373)      (70,377,478)      (62,325,822)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (24,218,130)       (2,344,195)        64,688,133      (20,923,433)
                                     ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (29,738,196)         3,593,377      (40,007,695)       132,839,001
NET ASSETS:
   Beginning of year..............        342,738,205       339,144,828     1,175,046,012     1,042,207,011
                                     ----------------  ----------------  ----------------  ----------------
   End of year....................   $    313,000,009  $    342,738,205  $  1,135,038,317  $  1,175,046,012
                                     ================  ================  ================  ================

                                             BHFTI JPMORGAN                           BHFTI
                                             SMALL CAP VALUE              LOOMIS SAYLES GLOBAL MARKETS
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (98,298)  $       (97,681)  $        433,972  $      (241,999)
   Net realized gains (losses)....         1,898,020         1,786,247        15,053,039         7,320,788
   Change in unrealized gains
     (losses) on investments......       (5,084,957)       (1,282,680)      (25,413,434)        22,475,051
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (3,285,235)           405,886       (9,926,423)        29,553,840
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            90,111            54,431         4,562,863         1,190,943
   Net transfers (including
     fixed account)...............         (336,694)         (226,393)         2,028,305       (6,738,232)
   Contract charges...............         (284,025)         (298,311)       (1,660,014)       (1,714,517)
   Transfers for contract benefits
     and terminations.............       (1,726,003)       (2,016,073)      (14,509,884)      (13,294,168)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (2,256,611)       (2,486,346)       (9,578,730)      (20,555,974)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (5,541,846)       (2,080,460)      (19,505,153)         8,997,866
NET ASSETS:
   Beginning of year..............        24,296,172        26,376,632       157,610,283       148,612,417
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     18,754,326  $     24,296,172  $    138,105,130  $    157,610,283
                                    ================  ================  ================  ================

                                               BHFTI METLIFE
                                         MULTI-INDEX TARGETED RISK
                                                SUB-ACCOUNT
                                    ----------------------------------
                                          2018              2017
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      4,117,849  $      1,397,381
   Net realized gains (losses)....        64,250,463        27,164,289
   Change in unrealized gains
     (losses) on investments......     (149,317,791)        90,781,737
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (80,949,479)       119,343,407
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        23,241,575        58,675,074
   Net transfers (including
     fixed account)...............        28,531,829         9,650,595
   Contract charges...............      (15,295,603)      (14,044,040)
   Transfers for contract benefits
     and terminations.............      (54,375,580)      (44,064,735)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (17,897,779)        10,216,894
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (98,847,258)       129,560,301
NET ASSETS:
   Beginning of year..............       977,135,322       847,575,021
                                    ----------------  ----------------
   End of year....................  $    878,288,064  $    977,135,322
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                               BHFTI MFS(R)                   BHFTI MORGAN STANLEY
                                          RESEARCH INTERNATIONAL                 MID CAP GROWTH
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      1,013,371  $        446,359  $    (3,685,094)  $    (2,965,667)
   Net realized gains (losses)....         3,869,459         2,242,836        72,960,411        12,871,438
   Change in unrealized gains
     (losses) on investments......      (44,456,699)        58,482,287      (44,253,416)        63,770,550
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (39,573,869)        61,171,482        25,021,901        73,676,321
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         4,414,256         1,637,557         6,177,966         3,842,825
   Net transfers (including
     fixed account)...............         3,477,530       (7,987,139)      (28,831,448)      (13,834,748)
   Contract charges...............       (2,371,613)       (2,395,975)       (3,217,551)       (2,918,135)
   Transfers for contract benefits
     and terminations.............      (24,819,595)      (23,723,360)      (22,503,501)      (15,870,893)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (19,299,422)      (32,468,917)      (48,374,534)      (28,780,951)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (58,873,291)        28,702,565      (23,352,633)        44,895,370
NET ASSETS:
   Beginning of year..............       276,582,465       247,879,900       246,048,488       201,153,118
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    217,709,174  $    276,582,465  $    222,695,855  $    246,048,488
                                    ================  ================  ================  ================

                                                  BHFTI                          BHFTI PANAGORA
                                        OPPENHEIMER GLOBAL EQUITY            GLOBAL DIVERSIFIED RISK
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (276,245)  $      (336,171)  $    (1,909,762)  $    (2,081,058)
   Net realized gains (losses)....         8,781,896         3,052,759        10,348,036           840,931
   Change in unrealized gains
     (losses) on investments......      (16,700,241)        16,543,515      (20,920,173)        16,579,211
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (8,194,590)        19,260,103      (12,481,899)        15,339,084
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........            47,485            68,943         4,414,988        15,618,856
   Net transfers (including
     fixed account)...............         (537,180)       (4,391,673)      (18,830,787)        29,736,868
   Contract charges...............         (523,472)         (556,536)       (2,144,779)       (2,224,231)
   Transfers for contract benefits
     and terminations.............       (7,781,202)       (7,210,136)       (8,078,654)       (6,971,610)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (8,794,369)      (12,089,402)      (24,639,232)        36,159,883
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (16,988,959)         7,170,701      (37,121,131)        51,498,967
NET ASSETS:
   Beginning of year..............        66,931,947        59,761,246       154,256,858       102,757,891
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     49,942,988  $     66,931,947  $    117,135,727  $    154,256,858
                                    ================  ================  ================  ================

                                                BHFTI PIMCO
                                         INFLATION PROTECTED BOND            BHFTI PIMCO TOTAL RETURN
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          8,361  $       (92,091)  $    (2,876,706)  $      3,020,410
   Net realized gains (losses)....       (8,730,078)       (3,837,350)       (9,864,205)         4,923,541
   Change in unrealized gains
     (losses) on investments......      (15,750,336)        15,545,424      (14,647,929)        34,142,363
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (24,472,053)        11,615,983      (27,388,840)        42,086,314
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         6,039,554         2,371,128        17,825,076         6,526,262
   Net transfers (including
     fixed account)...............         7,752,448        55,549,717        11,041,138       128,752,736
   Contract charges...............       (7,729,682)       (7,796,181)      (17,665,894)      (17,689,039)
   Transfers for contract benefits
     and terminations.............      (57,582,596)      (50,560,400)     (134,258,489)     (123,618,606)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (51,520,276)         (435,736)     (123,058,169)       (6,028,647)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (75,992,329)        11,180,247     (150,447,009)        36,057,667
NET ASSETS:
   Beginning of year..............       633,944,947       622,764,700     1,482,270,883     1,446,213,216
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    557,952,618  $    633,944,947  $  1,331,823,874  $  1,482,270,883
                                    ================  ================  ================  ================

                                              BHFTI SCHRODERS
                                            GLOBAL MULTI-ASSET
                                                SUB-ACCOUNT
                                    ----------------------------------
                                           2018             2017
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      2,601,382  $    (3,604,590)
   Net realized gains (losses)....        53,541,997        15,278,166
   Change in unrealized gains
     (losses) on investments......     (146,584,465)        60,435,835
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (90,441,086)        72,109,411
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         9,919,602        19,424,402
   Net transfers (including
     fixed account)...............       388,766,183         1,717,711
   Contract charges...............      (14,617,056)       (9,502,572)
   Transfers for contract benefits
     and terminations.............      (54,649,494)      (32,443,615)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       329,419,235      (20,804,074)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       238,978,149        51,305,337
NET ASSETS:
   Beginning of year..............       628,730,158       577,424,821
                                    ----------------  ----------------
   End of year....................  $    867,708,307  $    628,730,158
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                               BHFTI SSGA
                                          GROWTH AND INCOME ETF              BHFTI SSGA GROWTH ETF
                                               SUB-ACCOUNT                        SUB-ACCOUNT
                                    ---------------------------------  ---------------------------------
                                         2018              2017              2018              2017
                                    ---------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    10,289,954  $     12,356,215  $      2,195,170  $     2,676,758
   Net realized gains (losses)....       68,543,923        14,023,688        35,811,101       11,462,876
   Change in unrealized gains
     (losses) on investments......    (175,633,547)       148,330,223      (82,579,909)       63,757,992
                                    ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............     (96,799,670)       174,710,126      (44,573,638)       77,897,626
                                    ---------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........       16,604,269        19,164,658         3,535,668        3,164,517
   Net transfers (including
     fixed account)...............     (13,699,335)      (14,899,270)       (3,122,870)      (1,828,106)
   Contract charges...............     (17,065,331)      (17,338,828)       (5,724,715)      (5,787,702)
   Transfers for contract benefits
     and terminations.............    (114,338,098)     (111,552,002)      (49,423,477)     (35,958,287)
                                    ---------------  ----------------  ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......    (128,498,495)     (124,625,442)      (54,735,394)     (40,409,578)
                                    ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............    (225,298,165)        50,084,684      (99,309,032)       37,488,048
NET ASSETS:
   Beginning of year..............    1,340,474,908     1,290,390,224       492,240,056      454,752,008
                                    ---------------  ----------------  ----------------  ---------------
   End of year....................  $ 1,115,176,743  $  1,340,474,908  $    392,931,024  $   492,240,056
                                    ===============  ================  ================  ===============

                                                   BHFTI                              BHFTI
                                       T. ROWE PRICE LARGE CAP VALUE      T. ROWE PRICE MID CAP GROWTH
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2018              2017              2018              2017
                                     ---------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $     2,390,778  $      4,332,879  $    (7,793,682)  $   (7,670,673)
   Net realized gains (losses)....        83,860,860        81,154,455        81,061,225       53,631,673
   Change in unrealized gains
     (losses) on investments......     (160,474,054)        23,473,469      (86,334,850)       53,531,645
                                     ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (74,222,416)       108,960,803      (13,067,307)       99,492,645
                                     ---------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        17,158,944         8,778,547        15,406,378        3,574,317
   Net transfers (including
     fixed account)...............       (5,348,805)         (733,864)      (17,958,274)     (13,739,650)
   Contract charges...............       (4,697,152)       (4,836,993)       (4,891,010)      (4,832,982)
   Transfers for contract benefits
     and terminations.............      (82,582,609)      (74,894,311)      (54,347,620)     (46,824,534)
                                     ---------------  ----------------  ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (75,469,622)      (71,686,621)      (61,790,526)     (61,822,849)
                                     ---------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............     (149,692,038)        37,274,182      (74,857,833)       37,669,796
NET ASSETS:
   Beginning of year..............       785,052,972       747,778,790       500,453,764      462,783,968
                                     ---------------  ----------------  ----------------  ---------------
   End of year....................   $   635,360,934  $    785,052,972  $    425,595,931  $   500,453,764
                                     ===============  ================  ================  ===============

                                                                                      BHFTI
                                       BHFTI TCW CORE FIXED INCOME       VICTORY SYCAMORE MID CAP VALUE
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  --------------------------------
                                          2018              2017              2018            2017
                                    ----------------  ----------------  ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          3,115  $            840  $   (2,369,206)  $   (1,541,294)
   Net realized gains (losses)....           (1,609)               545       49,146,976        3,956,792
   Change in unrealized gains
     (losses) on investments......           (6,630)             3,039     (71,450,699)       17,532,121
                                    ----------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............           (5,124)             4,424     (24,672,929)       19,947,619
                                    ----------------  ----------------  ---------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             4,506             7,505        5,269,753        6,358,879
   Net transfers (including
     fixed account)...............          (20,026)            45,787     (21,287,632)      (4,819,884)
   Contract charges...............             (226)             (532)      (3,075,780)      (3,153,608)
   Transfers for contract benefits
     and terminations.............          (21,993)           (1,113)     (22,412,478)     (19,859,504)
                                    ----------------  ----------------  ---------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (37,739)            51,647     (41,506,137)     (21,474,117)
                                    ----------------  ----------------  ---------------  ---------------
     Net increase (decrease)
       in net assets..............          (42,863)            56,071     (66,179,066)      (1,526,498)
NET ASSETS:
   Beginning of year..............           348,809           292,738      267,404,967      268,931,465
                                    ----------------  ----------------  ---------------  ---------------
   End of year....................  $        305,946  $        348,809  $   201,225,901  $   267,404,967
                                    ================  ================  ===============  ===============

                                           BHFTI WELLS CAPITAL
                                        MANAGEMENT MID CAP VALUE
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2018              2017
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (814,715)  $      (697,582)
   Net realized gains (losses)....         8,841,843       (1,645,622)
   Change in unrealized gains
     (losses) on investments......      (27,509,855)        13,867,059
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (19,482,727)        11,523,855
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           999,929           549,423
   Net transfers (including
     fixed account)...............        11,828,280       (2,126,675)
   Contract charges...............       (1,134,069)       (1,163,886)
   Transfers for contract benefits
     and terminations.............      (12,957,925)      (12,610,210)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (1,263,785)      (15,351,348)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (20,746,512)       (3,827,493)
NET ASSETS:
   Beginning of year..............       132,288,989       136,116,482
                                    ----------------  ----------------
   End of year....................  $    111,542,477  $    132,288,989
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                   BHFTII
                                     BAILLIE GIFFORD INTERNATIONAL STOCK      BHFTII BLACKROCK BOND INCOME
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  -----------------------------------
                                           2018              2017                2018               2017
                                     ----------------  -----------------   -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (1,467,878)  $     (1,277,750)   $       1,158,043  $      1,027,771
   Net realized gains (losses).....         7,060,425          9,549,601           (316,573)         (171,050)
   Change in unrealized gains
     (losses) on investments.......      (49,728,013)         59,912,485         (2,334,812)           803,645
                                     ----------------  -----------------   -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............      (44,135,466)         68,184,336         (1,493,342)         1,660,366
                                     ----------------  -----------------   -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         2,370,118          1,260,415           8,620,273         3,144,356
   Net transfers (including
     fixed account)................        14,960,218       (20,159,562)           1,524,689           653,425
   Contract charges................       (2,905,414)        (3,025,567)           (778,446)         (798,838)
   Transfers for contract benefits
     and terminations..............      (24,388,602)       (17,602,507)         (5,922,930)       (6,641,549)
                                     ----------------  -----------------   -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (9,963,680)       (39,527,221)           3,443,586       (3,642,606)
                                     ----------------  -----------------   -----------------  ----------------
     Net increase (decrease)
        in net assets..............      (54,099,146)         28,657,115           1,950,244       (1,982,240)
NET ASSETS:
   Beginning of year...............       250,476,859        221,819,744          72,493,090        74,475,330
                                     ----------------  -----------------   -----------------  ----------------
   End of year.....................  $    196,377,713  $     250,476,859   $      74,443,334  $     72,493,090
                                     ================  =================   =================  ================

                                                   BHFTII                           BHFTII BLACKROCK
                                       BLACKROCK CAPITAL APPRECIATION             ULTRA-SHORT TERM BOND
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  -----------------------------------
                                            2018              2017               2018               2017
                                     -----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       (310,878)  $       (234,489)  $    (2,287,157)  $     (4,713,723)
   Net realized gains (losses).....          3,425,333          1,085,467           659,466            314,432
   Change in unrealized gains
     (losses) on investments.......        (4,328,210)          3,422,388         1,557,185          1,454,741
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        (1,213,755)          4,273,366          (70,506)        (2,944,550)
                                     -----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          7,885,189            149,672        12,790,774         10,143,744
   Net transfers (including
     fixed account)................          5,498,963          (515,992)        56,409,768          4,609,627
   Contract charges................          (166,214)          (132,373)       (3,572,402)        (3,848,194)
   Transfers for contract benefits
     and terminations..............        (1,777,307)        (1,599,872)      (68,488,642)       (57,776,719)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         11,440,631        (2,098,565)       (2,860,502)       (46,871,542)
                                     -----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............         10,226,876          2,174,801       (2,931,008)       (49,816,092)
NET ASSETS:
   Beginning of year...............         16,273,783         14,098,982       293,895,134        343,711,226
                                     -----------------  -----------------  ----------------  -----------------
   End of year.....................  $      26,500,659  $      16,273,783  $    290,964,126  $     293,895,134
                                     =================  =================  ================  =================

                                             BHFTII BRIGHTHOUSE                    BHFTII BRIGHTHOUSE
                                             ASSET ALLOCATION 20                   ASSET ALLOCATION 40
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     -----------------------------------  ------------------------------------
                                           2018               2017               2018              2017
                                     -----------------  ----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         597,120  $        449,412  $      14,408,883  $      15,501,790
   Net realized gains (losses).....            636,916         1,186,066         81,772,333         96,020,997
   Change in unrealized gains
     (losses) on investments.......        (5,440,948)         3,481,913      (294,921,005)        220,726,273
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        (4,206,912)         5,117,391      (198,739,789)        332,249,060
                                     -----------------  ----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          1,839,197         3,962,387         11,201,589         13,848,842
   Net transfers (including
     fixed account)................         21,601,428         2,691,825       (83,510,949)      (110,898,452)
   Contract charges................        (1,119,738)       (1,084,096)       (42,313,569)       (44,641,699)
   Transfers for contract benefits
     and terminations..............       (16,902,618)       (8,603,339)      (373,771,375)      (373,754,088)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          5,418,269       (3,033,223)      (488,394,304)      (515,445,397)
                                     -----------------  ----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............          1,211,357         2,084,168      (687,134,093)      (183,196,337)
NET ASSETS:
   Beginning of year...............        103,669,768       101,585,600      3,782,892,946      3,966,089,283
                                     -----------------  ----------------  -----------------  -----------------
   End of year.....................  $     104,881,125  $    103,669,768  $   3,095,758,853  $   3,782,892,946
                                     =================  ================  =================  =================

                                              BHFTII BRIGHTHOUSE
                                              ASSET ALLOCATION 60
                                                  SUB-ACCOUNT
                                     -----------------------------------
                                            2018              2017
                                     -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....   $      3,790,418  $     10,450,855
   Net realized gains (losses).....        215,494,786       229,406,267
   Change in unrealized gains
     (losses) on investments.......      (667,253,153)       555,132,167
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............      (447,967,949)       794,989,289
                                     -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         34,039,161        28,725,505
   Net transfers (including
     fixed account)................       (51,910,411)      (44,951,439)
   Contract charges................       (68,995,140)      (70,632,340)
   Transfers for contract benefits
     and terminations..............      (627,924,141)     (556,029,062)
                                     -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......      (714,790,531)     (642,887,336)
                                     -----------------  ----------------
     Net increase (decrease)
        in net assets..............    (1,162,758,480)       152,101,953
NET ASSETS:
   Beginning of year...............      6,576,710,655     6,424,608,702
                                     -----------------  ----------------
   End of year.....................   $  5,413,952,175  $  6,576,710,655
                                     =================  ================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                             BHFTII BRIGHTHOUSE               BHFTII BRIGHTHOUSE/ARTISAN
                                             ASSET ALLOCATION 80                     MID CAP VALUE
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2018               2017              2018               2017
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $   (17,648,061)  $     (3,538,568)  $    (2,299,256)  $     (2,270,100)
   Net realized gains (losses).....       259,779,715        306,688,150        14,200,038          3,297,254
   Change in unrealized gains
     (losses) on investments.......     (759,581,911)        626,696,463      (38,603,934)         20,503,443
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............     (517,450,257)        929,846,045      (26,703,152)         21,530,597
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........        20,368,804         18,953,433         1,726,610          1,156,973
   Net transfers (including
     fixed account)................      (52,307,796)       (54,487,230)       (5,133,638)       (10,052,172)
   Contract charges................      (59,323,746)       (60,329,642)       (1,296,295)        (1,469,963)
   Transfers for contract benefits
     and terminations..............     (499,428,393)      (475,232,333)      (21,304,120)       (20,972,930)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......     (590,691,131)      (571,095,772)      (26,007,443)       (31,338,092)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............   (1,108,141,388)        358,750,273      (52,710,595)        (9,807,495)
NET ASSETS:
   Beginning of year...............     5,997,031,325      5,638,281,052       207,336,567        217,144,062
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $  4,888,889,937  $   5,997,031,325  $    154,625,972  $     207,336,567
                                     ================  =================  ================  =================

                                       BHFTII BRIGHTHOUSE/DIMENSIONAL        BHFTII BRIGHTHOUSE/WELLINGTON
                                         INTERNATIONAL SMALL COMPANY           CORE EQUITY OPPORTUNITIES
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2018              2017               2018              2017
                                     ----------------  -----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        632,796  $         260,299  $      1,080,770  $       (435,335)
   Net realized gains (losses).....         5,120,014          3,016,360        58,237,340         36,120,617
   Change in unrealized gains
     (losses) on investments.......      (21,675,154)         12,784,945      (66,761,339)         92,842,966
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............      (15,922,344)         16,061,604       (7,443,229)        128,528,248
                                     ----------------  -----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         2,966,681            474,201         6,479,546          4,818,715
   Net transfers (including
     fixed account)................         6,535,170          3,331,701      (46,346,269)       (15,559,803)
   Contract charges................         (706,702)          (669,952)       (7,811,977)        (7,872,007)
   Transfers for contract benefits
     and terminations..............       (7,345,339)        (4,729,977)      (86,772,379)       (66,512,751)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         1,449,810        (1,594,027)     (134,451,079)       (85,125,846)
                                     ----------------  -----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............      (14,472,534)         14,467,577     (141,894,308)         43,402,402
NET ASSETS:
   Beginning of year...............        72,337,511         57,869,934       831,306,119        787,903,717
                                     ----------------  -----------------  ----------------  -----------------
   End of year.....................  $     57,864,977  $      72,337,511  $    689,411,811  $     831,306,119
                                     ================  =================  ================  =================


                                       BHFTII FRONTIER MID CAP GROWTH           BHFTII JENNISON GROWTH
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2018              2017                2018              2017
                                     ----------------  -----------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $    (1,110,604)  $     (1,118,991)   $    (7,671,050)  $    (7,336,032)
   Net realized gains (losses).....         9,846,359          2,576,882         95,640,583        52,666,584
   Change in unrealized gains
     (losses) on investments.......      (13,105,567)         12,960,773       (90,743,540)        99,113,551
                                     ----------------  -----------------   ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (4,369,812)         14,418,664        (2,774,007)       144,444,103
                                     ----------------  -----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........           961,242            730,878         11,797,946         2,086,012
   Net transfers (including
     fixed account)................       (2,475,917)        (2,643,247)        (2,864,706)      (37,724,041)
   Contract charges................         (668,707)          (674,193)        (4,206,805)       (4,031,954)
   Transfers for contract benefits
     and terminations..............       (6,911,041)        (5,669,411)       (55,263,650)      (44,696,388)
                                     ----------------  -----------------   ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (9,094,423)        (8,255,973)       (50,537,215)      (84,366,371)
                                     ----------------  -----------------   ----------------  ----------------
     Net increase (decrease)
        in net assets..............      (13,464,235)          6,162,691       (53,311,222)        60,077,732
NET ASSETS:
   Beginning of year...............        72,637,850         66,475,159        507,080,287       447,002,555
                                     ----------------  -----------------   ----------------  ----------------
   End of year.....................  $     59,173,615  $      72,637,850   $    453,769,065  $    507,080,287
                                     ================  =================   ================  ================

                                                   BHFTII
                                        LOOMIS SAYLES SMALL CAP CORE
                                                 SUB-ACCOUNT
                                     -----------------------------------
                                            2018              2017
                                      ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....   $      (252,149)  $      (225,446)
   Net realized gains (losses).....          1,717,960         1,262,579
   Change in unrealized gains
     (losses) on investments.......        (3,235,985)           669,618
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        (1,770,174)         1,706,751
                                      ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........             41,211            58,337
   Net transfers (including
     fixed account)................            276,989         (800,412)
   Contract charges................          (198,638)         (187,375)
   Transfers for contract benefits
     and terminations..............          (648,874)         (694,603)
                                      ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          (529,312)       (1,624,053)
                                      ----------------  ----------------
     Net increase (decrease)
        in net assets..............        (2,299,486)            82,698
NET ASSETS:
   Beginning of year...............         14,483,333        14,400,635
                                      ----------------  ----------------
   End of year.....................   $     12,183,847  $     14,483,333
                                      ================  ================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                           BHFTII LOOMIS SAYLES                      BHFTII
                                             SMALL CAP GROWTH             METLIFE AGGREGATE BOND INDEX
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        (3,814)  $        (3,482)  $      4,145,351  $      3,889,186
   Net realized gains (losses)....            56,859            14,989       (2,275,005)         (660,920)
   Change in unrealized gains
     (losses) on investments......          (50,854)            60,562       (8,007,320)         1,302,889
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............             2,191            72,069       (6,136,974)         4,531,155
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --            11,700         6,507,008        11,664,549
   Net transfers (including
     fixed account)...............            43,369           (4,622)        16,545,609        18,585,730
   Contract charges...............           (1,161)           (1,132)       (4,146,075)       (4,049,129)
   Transfers for contract benefits
     and terminations.............          (88,583)          (26,581)      (31,907,003)      (25,846,480)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (46,375)          (20,635)      (13,000,461)           354,670
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............          (44,184)            51,434      (19,137,435)         4,885,825
NET ASSETS:
   Beginning of year..............           344,057           292,623       313,384,800       308,498,975
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $        299,873  $        344,057  $    294,247,365  $    313,384,800
                                    ================  ================  ================  ================

                                                 BHFTII                              BHFTII
                                       METLIFE MID CAP STOCK INDEX         METLIFE MSCI EAFE(R) INDEX
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (729,282)  $      (456,144)  $      1,545,569  $      1,183,507
   Net realized gains (losses)....        17,548,892        13,513,154         1,420,914         1,292,395
   Change in unrealized gains
     (losses) on investments......      (36,439,302)         7,969,638      (21,678,671)        20,812,992
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (19,619,692)        21,026,648      (18,712,188)        23,288,894
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         6,914,692         2,111,348         5,932,657         1,459,590
   Net transfers (including
     fixed account)...............       (1,605,908)         5,217,441         5,961,906         1,052,790
   Contract charges...............       (1,330,824)       (1,364,304)       (1,154,457)       (1,166,586)
   Transfers for contract benefits
     and terminations.............      (13,846,354)      (12,310,912)       (9,906,769)       (6,755,751)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (9,868,394)       (6,346,427)           833,337       (5,409,957)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (29,488,086)        14,680,221      (17,878,851)        17,878,937
NET ASSETS:
   Beginning of year..............       166,303,833       151,623,612       122,285,606       104,406,669
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    136,815,747  $    166,303,833  $    104,406,755  $    122,285,606
                                    ================  ================  ================  ================

                                                  BHFTII
                                       METLIFE RUSSELL 2000(R) INDEX        BHFTII METLIFE STOCK INDEX
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,016,598)  $      (760,516)  $        490,599  $        328,939
   Net realized gains (losses)....        15,075,076        10,561,103        64,349,783        45,393,328
   Change in unrealized gains
     (losses) on investments......      (32,956,301)         7,807,137     (101,504,078)        63,946,259
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (18,897,823)        17,607,724      (36,663,696)       109,668,526
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         8,126,146         2,290,216        19,480,075         7,490,877
   Net transfers (including
     fixed account)...............         7,004,555         1,097,020         9,775,718      (15,112,884)
   Contract charges...............       (1,370,455)       (1,383,066)       (4,854,612)       (4,785,424)
   Transfers for contract benefits
     and terminations.............      (12,975,022)      (10,931,270)      (64,969,331)      (53,171,348)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......           785,224       (8,927,100)      (40,568,150)      (65,578,779)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (18,112,599)         8,680,624      (77,231,846)        44,089,747
NET ASSETS:
   Beginning of year..............       152,382,147       143,701,523       639,076,662       594,986,915
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    134,269,548  $    152,382,147  $    561,844,816  $    639,076,662
                                    ================  ================  ================  ================


                                       BHFTII MFS(R) TOTAL RETURN
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2018              2017
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        240,474  $        362,168
   Net realized gains (losses)....         2,985,938         3,028,896
   Change in unrealized gains
     (losses) on investments......       (6,093,267)           859,219
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (2,866,855)         4,250,283
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           364,831           386,056
   Net transfers (including
     fixed account)...............         (244,296)         1,616,798
   Contract charges...............         (316,189)         (309,336)
   Transfers for contract benefits
     and terminations.............       (3,991,269)       (4,367,258)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (4,186,923)       (2,673,740)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (7,053,778)         1,576,543
NET ASSETS:
   Beginning of year..............        42,885,568        41,309,025
                                    ----------------  ----------------
   End of year....................  $     35,831,790  $     42,885,568
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                                                     BHFTII
                                           BHFTII MFS(R) VALUE              NEUBERGER BERMAN GENESIS
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      (735,962)  $        929,666  $    (1,930,848)  $    (1,856,347)
   Net realized gains (losses)....        20,158,682        20,058,584        22,489,378        16,343,019
   Change in unrealized gains
     (losses) on investments......      (51,764,838)        22,256,899      (29,833,570)         2,627,338
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (32,342,118)        43,245,149       (9,275,040)        17,114,010
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         6,583,715         2,183,152         1,862,706         1,043,835
   Net transfers (including
     fixed account)...............          (71,834)       (3,392,053)       (4,984,142)       (2,630,371)
   Contract charges...............       (3,036,955)       (3,138,531)       (1,162,334)       (1,185,920)
   Transfers for contract benefits
     and terminations.............      (25,226,829)      (22,313,184)      (13,172,700)      (11,417,129)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (21,751,903)      (26,660,616)      (17,456,470)      (14,189,585)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (54,094,021)        16,584,533      (26,731,510)         2,924,425
NET ASSETS:
   Beginning of year..............       301,209,781       284,625,248       136,037,963       133,113,538
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    247,115,760  $    301,209,781  $    109,306,453  $    136,037,963
                                    ================  ================  ================  ================

                                                  BHFTII                              BHFTII
                                      T. ROWE PRICE LARGE CAP GROWTH      T. ROWE PRICE SMALL CAP GROWTH
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2018              2017               2018              2017
                                    ----------------  ----------------   ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (3,827,417)  $    (3,468,591)   $      (201,138)  $      (169,343)
   Net realized gains (losses)....        54,599,649        16,135,188          1,699,230         1,246,070
   Change in unrealized gains
     (losses) on investments......      (58,693,758)        49,834,910        (2,519,895)         1,478,283
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (7,921,526)        62,501,507        (1,021,803)         2,555,010
                                    ----------------  ----------------   ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........        18,851,142         4,227,293            418,179           337,222
   Net transfers (including
     fixed account)...............        17,748,182        11,788,258           (96,822)         (769,052)
   Contract charges...............       (2,488,089)       (2,160,255)           (67,557)          (65,302)
   Transfers for contract benefits
     and terminations.............      (27,377,435)      (18,707,971)        (1,263,636)         (897,255)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......         6,733,800       (4,852,675)        (1,009,836)       (1,394,387)
                                    ----------------  ----------------   ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (1,187,726)        57,648,832        (2,031,639)         1,160,623
NET ASSETS:
   Beginning of year..............       261,127,419       203,478,587         14,148,515        12,987,892
                                    ----------------  ----------------   ----------------  ----------------
   End of year....................  $    259,939,693  $    261,127,419   $     12,116,876  $     14,148,515
                                    ================  ================   ================  ================

                                                 BHFTII                   BHFTII WESTERN ASSET MANAGEMENT
                                     VANECK GLOBAL NATURAL RESOURCES       STRATEGIC BOND OPPORTUNITIES
                                               SUB-ACCOUNT                          SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,162,555)  $    (1,270,785)  $     39,209,719  $     25,931,556
   Net realized gains (losses)....       (1,433,525)       (2,828,419)           428,365         4,460,578
   Change in unrealized gains
     (losses) on investments......      (21,400,844)         2,914,102      (94,399,767)        37,755,554
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (23,996,924)       (1,185,102)      (54,761,683)        68,147,688
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           150,530           327,633        29,285,136         9,221,403
   Net transfers (including
     fixed account)...............         3,617,316         7,488,970        26,427,515        46,580,377
   Contract charges...............       (1,126,631)       (1,190,620)      (10,895,042)      (11,370,638)
   Transfers for contract benefits
     and terminations.............       (6,749,377)       (5,420,796)     (119,030,364)      (95,754,970)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (4,108,162)         1,205,187      (74,212,755)      (51,323,828)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (28,105,086)            20,085     (128,974,438)        16,823,860
NET ASSETS:
   Beginning of year..............        88,061,334        88,041,249     1,066,892,358     1,050,068,498
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     59,956,248  $     88,061,334  $    937,917,920  $  1,066,892,358
                                    ================  ================  ================  ================

                                     BHFTII WESTERN ASSET MANAGEMENT
                                             U.S. GOVERNMENT
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2018              2017
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      1,448,199  $      2,478,326
   Net realized gains (losses)....       (1,703,074)         (511,303)
   Change in unrealized gains
     (losses) on investments......       (1,693,598)       (1,336,727)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (1,948,473)           630,296
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         7,628,438         2,514,141
   Net transfers (including
     fixed account)...............         9,885,195        16,592,186
   Contract charges...............       (2,956,262)       (3,020,397)
   Transfers for contract benefits
     and terminations.............      (29,848,486)      (22,950,401)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (15,291,115)       (6,864,471)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (17,239,588)       (6,234,175)
NET ASSETS:
   Beginning of year..............       244,111,008       250,345,183
                                    ----------------  ----------------
   End of year....................  $    226,871,420  $    244,111,008
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                      BLACKROCK GLOBAL ALLOCATION V.I.      DWS CROCI(R) INTERNATIONAL VIP
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2018               2017              2018               2017
                                     ----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          5,897  $           (188)  $        (34,358)  $        681,064
   Net realized gains (losses).....           310,856             42,155          (434,350)         (485,504)
   Change in unrealized gains
     (losses) on investments.......         (851,294)            283,220        (1,344,486)         2,004,714
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............         (534,541)            325,187        (1,813,194)         2,200,274
                                     ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         4,169,361             19,338            310,679           274,851
   Net transfers (including
     fixed account)................           481,645            155,786          (310,812)         (207,971)
   Contract charges................          (11,595)            (2,648)              (881)           (1,039)
   Transfers for contract benefits
     and terminations..............         (120,207)           (80,359)        (1,037,981)       (1,069,917)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......         4,519,204             92,117        (1,038,995)       (1,004,076)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............         3,984,663            417,304        (2,852,189)         1,196,198
NET ASSETS:
   Beginning of year...............         2,999,343          2,582,039         12,446,509        11,250,311
                                     ----------------  -----------------  -----------------  ----------------
   End of year.....................  $      6,984,006  $       2,999,343  $       9,594,320  $     12,446,509
                                     ================  =================  =================  ================

                                          FEDERATED HIGH INCOME BOND                FEDERATED KAUFMAN
                                                  SUB-ACCOUNT                          SUB-ACCOUNT
                                     ------------------------------------  -----------------------------------
                                            2018              2017               2018               2017
                                      ----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....   $            131  $           1,755  $           (918)  $          (749)
   Net realized gains (losses).....                (2)            (1,501)              4,733             5,828
   Change in unrealized gains
     (losses) on investments.......              (220)                414            (2,396)             7,443
                                      ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............               (91)                668              1,419            12,522
                                      ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                 --                 --                 --                --
   Net transfers (including
     fixed account)................                 --                 --                 --                --
   Contract charges................                 --                 --                 --                --
   Transfers for contract benefits
     and terminations..............                (2)           (26,234)              (107)           (1,147)
                                      ----------------  -----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......                (2)           (26,234)              (107)           (1,147)
                                      ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............               (93)           (25,566)              1,312            11,375
NET ASSETS:
   Beginning of year...............              2,008             27,574             58,964            47,589
                                      ----------------  -----------------  -----------------  ----------------
   End of year.....................   $          1,915  $           2,008  $          60,276  $         58,964
                                      ================  =================  =================  ================

                                        FIDELITY(R) VIP ASSET MANAGER          FIDELITY(R) VIP CONTRAFUND
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  ----------------------------------
                                            2018              2017               2018              2017
                                     -----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         171,899  $         352,165  $    (4,658,059)  $    (2,690,012)
   Net realized gains (losses).....          1,997,602          7,905,617        75,006,364        52,246,703
   Change in unrealized gains
     (losses) on investments.......        (6,425,359)            276,145     (111,391,708)        61,091,851
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        (4,255,858)          8,533,927      (41,043,403)       110,648,542
                                     -----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            804,743            816,124        12,841,606         9,296,181
   Net transfers (including
     fixed account)................        (1,588,602)          (587,508)      (10,166,095)      (10,602,317)
   Contract charges................            (7,501)            (8,530)       (4,513,633)       (4,504,202)
   Transfers for contract benefits
     and terminations..............        (7,944,461)        (7,180,351)      (66,046,593)      (52,772,793)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (8,735,821)        (6,960,265)      (67,884,715)      (58,583,131)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............       (12,991,679)          1,573,662     (108,928,118)        52,065,411
NET ASSETS:
   Beginning of year...............         72,267,994         70,694,332       625,750,850       573,685,439
                                     -----------------  -----------------  ----------------  ----------------
   End of year.....................  $      59,276,315  $      72,267,994  $    516,822,732  $    625,750,850
                                     =================  =================  ================  ================

                                         FIDELITY(R) VIP EQUITY-INCOME
                                                  SUB-ACCOUNT
                                     ------------------------------------
                                            2018              2017
                                     -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          35,858  $          14,698
   Net realized gains (losses).....            231,025            106,867
   Change in unrealized gains
     (losses) on investments.......          (692,539)            395,750
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          (425,656)            517,315
                                     -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........              2,063             11,240
   Net transfers (including
     fixed account)................           (42,217)           (31,585)
   Contract charges................                 --                 --
   Transfers for contract benefits
     and terminations..............          (604,458)          (262,921)
                                     -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          (644,612)          (283,266)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets..............        (1,070,268)            234,049
NET ASSETS:
   Beginning of year...............          4,975,328          4,741,279
                                     -----------------  -----------------
   End of year.....................  $       3,905,060  $       4,975,328
                                     =================  =================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017



                                      FIDELITY(R) VIP FUNDSMANAGER 50%     FIDELITY(R) VIP FUNDSMANAGER 60%
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2018               2017              2018               2017
                                     ----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $   (28,570,555)  $    (38,857,043)  $    (21,186,152)  $   (29,267,942)
   Net realized gains (losses).....       387,861,639         67,821,547        361,132,051       195,422,805
   Change in unrealized gains
     (losses) on investments.......     (653,490,971)        504,990,287      (535,553,464)       244,571,811
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............     (294,199,887)        533,954,791      (195,607,565)       410,726,674
                                     ----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         6,472,632          5,377,314          6,309,500         9,181,264
   Net transfers (including
     fixed account)................                --          (215,412)                 --                --
   Contract charges................                --                 --                 --                --
   Transfers for contract benefits
     and terminations..............     (620,216,112)      (326,903,630)      (445,225,372)     (812,246,912)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......     (613,743,480)      (321,741,728)      (438,915,872)     (803,065,648)
                                     ----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............     (907,943,367)        212,213,063      (634,523,437)     (392,338,974)
NET ASSETS:
   Beginning of year...............     4,703,906,420      4,491,693,357      2,781,261,557     3,173,600,531
                                     ----------------  -----------------  -----------------  ----------------
   End of year.....................  $  3,795,963,053  $   4,703,906,420  $   2,146,738,120  $  2,781,261,557
                                     ================  =================  =================  ================

                                                FIDELITY(R) VIP
                                            GOVERNMENT MONEY MARKET              FIDELITY(R) VIP GROWTH
                                                  SUB-ACCOUNT                          SUB-ACCOUNT
                                     ------------------------------------  ----------------------------------
                                            2018              2017               2018              2017
                                      ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....   $         49,575  $       (123,765)  $    (2,042,899)  $    (1,861,188)
   Net realized gains (losses).....                 --                 --        32,112,863        18,097,088
   Change in unrealized gains
     (losses) on investments.......                  3                 --      (31,265,399)        30,252,875
                                      ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............             49,578          (123,765)       (1,195,435)        46,488,775
                                      ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........            897,378            779,923         1,847,353         1,779,571
   Net transfers (including
     fixed account)................            747,649              9,806       (3,228,562)       (2,203,752)
   Contract charges................            (1,472)            (1,570)          (15,633)          (16,508)
   Transfers for contract benefits
     and terminations..............        (1,808,738)        (2,017,458)      (14,268,095)      (13,492,021)
                                      ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          (165,183)        (1,229,299)      (15,664,937)      (13,932,710)
                                      ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............          (115,605)        (1,353,064)      (16,860,372)        32,556,065
NET ASSETS:
   Beginning of year...............         17,602,157         18,955,221       177,086,628       144,530,563
                                      ----------------  -----------------  ----------------  ----------------
   End of year.....................   $     17,486,552  $      17,602,157  $    160,226,256  $    177,086,628
                                      ================  =================  ================  ================


                                          FIDELITY(R) VIP INDEX 500              FIDELITY(R) VIP MID CAP
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  ----------------------------------
                                            2018              2017               2018              2017
                                     -----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $         294,869  $         269,524  $    (4,118,485)  $    (3,716,096)
   Net realized gains (losses).....          4,311,968          4,090,359        46,442,108        26,427,590
   Change in unrealized gains
     (losses) on investments.......        (7,834,778)          7,335,146     (104,511,568)        51,034,462
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............        (3,227,941)         11,695,029      (62,187,945)        73,745,956
                                     -----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........                 --                 13        10,328,023         6,484,931
   Net transfers (including
     fixed account)................        (1,125,805)        (1,230,024)       (3,262,083)       (7,529,604)
   Contract charges................           (17,245)           (18,688)       (4,959,024)       (5,055,441)
   Transfers for contract benefits
     and terminations..............        (5,803,898)        (6,284,195)      (47,374,116)      (33,163,200)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (6,946,948)        (7,532,894)      (45,267,200)      (39,263,314)
                                     -----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets..............       (10,174,889)          4,162,135     (107,455,145)        34,482,642
NET ASSETS:
   Beginning of year...............         66,077,861         61,915,726       444,177,834       409,695,192
                                     -----------------  -----------------  ----------------  ----------------
   End of year.....................  $      55,902,972  $      66,077,861  $    336,722,689  $    444,177,834
                                     =================  =================  ================  ================


                                          FIDELITY(R) VIP OVERSEAS
                                                 SUB-ACCOUNT
                                     ------------------------------------
                                            2018              2017
                                     -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $          12,233  $           7,538
   Net realized gains (losses).....             72,873             57,495
   Change in unrealized gains
     (losses) on investments.......          (770,959)            990,001
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............          (685,853)          1,055,034
                                     -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........             67,368             47,956
   Net transfers (including
     fixed account)................           (32,603)           (46,711)
   Contract charges................               (38)               (41)
   Transfers for contract benefits
     and terminations..............          (283,553)          (344,662)
                                     -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......          (248,826)          (343,458)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets..............          (934,679)            711,576
NET ASSETS:
   Beginning of year...............          4,543,644          3,832,068
                                     -----------------  -----------------
   End of year.....................  $       3,608,965  $       4,543,644
                                     =================  =================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                                                       FTVIPT
                                        FTVIPT FRANKLIN INCOME VIP           FRANKLIN MUTUAL SHARES VIP
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2018              2017               2018              2017
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      8,496,216  $       7,200,274  $      1,208,972  $      1,156,190
   Net realized gains (losses)....         1,428,156          1,254,900         6,514,086         7,238,844
   Change in unrealized gains
     (losses) on investments......      (22,969,206)         12,035,192      (19,962,133)           588,955
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........      (13,044,834)         20,490,366      (12,239,075)         8,983,989
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         5,403,491          3,350,612         1,601,354         1,781,630
   Net transfers (including
     fixed account)...............           408,131          3,919,919           815,223         2,339,371
   Contract charges...............       (2,660,976)        (2,765,136)       (1,300,237)       (1,366,178)
   Transfers for contract benefits
     and terminations.............      (30,996,185)       (25,708,194)      (16,476,798)      (13,100,987)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (27,845,539)       (21,202,799)      (15,360,458)      (10,346,164)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............      (40,890,373)          (712,433)      (27,599,533)       (1,362,175)
NET ASSETS:
   Beginning of year..............       259,462,703        260,175,136       133,542,917       134,905,092
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $    218,572,330  $     259,462,703  $    105,943,384  $    133,542,917
                                    ================  =================  ================  ================

                                                  FTVIPT
                                       FRANKLIN SMALL CAP VALUE VIP         FTVIPT TEMPLETON FOREIGN VIP
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                           2018              2017              2018              2017
                                    -----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (590,781)  $    (1,045,277)  $        541,919  $        578,128
   Net realized gains (losses)....         19,821,500        10,274,597            37,325          (35,143)
   Change in unrealized gains
     (losses) on investments......       (36,050,020)         2,044,449      (12,421,982)         9,092,479
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........       (16,819,301)        11,273,769      (11,842,738)         9,635,464
                                    -----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........          2,824,157         2,454,753           122,654           158,997
   Net transfers (including
     fixed account)...............            561,083         (592,795)         5,327,341       (1,680,805)
   Contract charges...............        (1,562,312)       (1,615,596)         (855,303)         (894,483)
   Transfers for contract benefits
     and terminations.............       (12,334,646)       (8,414,805)       (4,586,691)       (5,040,480)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....       (10,511,718)       (8,168,443)             8,001       (7,456,771)
                                    -----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............       (27,331,019)         3,105,326      (11,834,737)         2,178,693
NET ASSETS:
   Beginning of year..............        131,376,313       128,270,987        70,683,455        68,504,762
                                    -----------------  ----------------  ----------------  ----------------
   End of year....................  $     104,045,294  $    131,376,313  $     58,848,718  $     70,683,455
                                    =================  ================  ================  ================

                                                  FTVIPT
                                         TEMPLETON GLOBAL BOND VIP         INVESCO V.I. AMERICAN FRANCHISE
                                                SUB-ACCOUNT                          SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2018              2017               2018              2017
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (2,791,526)  $     (2,854,279)  $          (191)  $          (186)
   Net realized gains (losses)....       (1,691,871)          (588,268)             1,744             1,209
   Change in unrealized gains
     (losses) on investments......         5,722,312          4,800,233           (1,652)             2,125
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........         1,238,915          1,357,686              (99)             3,148
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         7,620,384          2,622,382                --                --
   Net transfers (including
     fixed account)...............         3,841,758          9,321,846                --                --
   Contract charges...............       (2,549,046)        (2,626,411)                --                --
   Transfers for contract benefits
     and terminations.............      (21,044,249)       (16,979,649)          (12,586)             (720)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....      (12,131,153)        (7,661,832)          (12,586)             (720)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............      (10,892,238)        (6,304,146)          (12,685)             2,428
NET ASSETS:
   Beginning of year..............       207,536,185        213,840,331            14,923            12,495
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $    196,643,947  $     207,536,185  $          2,238  $         14,923
                                    ================  =================  ================  ================


                                        INVESCO V.I. CORE EQUITY
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2018              2017
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          (646)  $          (587)
   Net realized gains (losses)....            13,906            20,517
   Change in unrealized gains
     (losses) on investments......          (26,464)           (4,684)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........          (13,204)            15,246
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --
   Net transfers (including
     fixed account)...............           (2,573)                75
   Contract charges...............                --                --
   Transfers for contract benefits
     and terminations.............           (4,177)          (56,447)
                                    ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....           (6,750)          (56,372)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets.............          (19,954)          (41,126)
NET ASSETS:
   Beginning of year..............           130,081           171,207
                                    ----------------  ----------------
   End of year....................  $        110,127  $        130,081
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017



                                       INVESCO V.I. EQUITY AND INCOME       INVESCO V.I. GROWTH AND INCOME
                                                 SUB-ACCOUNT                          SUB-ACCOUNT
                                     -----------------------------------  -----------------------------------
                                           2018               2017              2018               2017
                                     -----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       3,783,260  $        557,088  $              9  $               3
   Net realized gains (losses).....         40,594,624        21,270,992               109                 57
   Change in unrealized gains
     (losses) on investments.......      (114,250,594)        37,279,662             (277)                 68
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (69,872,710)        59,107,742             (159)                128
                                     -----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         25,205,893        20,101,042                --                 --
   Net transfers (including
     fixed account)................          7,575,152        13,395,950                --              1,138
   Contract charges................        (7,146,875)       (7,232,802)                --              (522)
   Transfers for contract benefits
     and terminations..............       (76,228,957)      (58,238,576)               (7)              (651)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (50,594,787)      (31,974,386)               (7)               (35)
                                     -----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets..............      (120,467,497)        27,133,356             (166)                 93
NET ASSETS:
   Beginning of year...............        681,403,273       654,269,917             1,110              1,017
                                     -----------------  ----------------  ----------------  -----------------
   End of year.....................  $     560,935,776  $    681,403,273  $            944  $           1,110
                                     =================  ================  ================  =================


                                      INVESCO V.I. INTERNATIONAL GROWTH          IVY VIP ASSET STRATEGY
                                                 SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  -----------------------------------
                                            2018              2017               2018               2017
                                     -----------------  -----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $       1,092,683  $       (306,814)  $           1,514  $          1,241
   Net realized gains (losses).....          6,398,939          7,444,149             14,088           (2,480)
   Change in unrealized gains
     (losses) on investments.......       (50,284,813)         42,782,098           (34,262)            47,423
                                     -----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (42,793,191)         49,919,433           (18,660)            46,184
                                     -----------------  -----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........          4,495,662          3,246,532                200                --
   Net transfers (including
     fixed account)................         18,323,682        (3,134,671)           (13,138)            53,650
   Contract charges................        (3,019,027)        (3,199,879)                (8)               (7)
   Transfers for contract benefits
     and terminations..............       (29,132,218)       (21,257,291)           (32,051)              (12)
                                     -----------------  -----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......        (9,331,901)       (24,345,309)           (44,997)            53,631
                                     -----------------  -----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets..............       (52,125,092)         25,574,124           (63,657)            99,815
NET ASSETS:
   Beginning of year...............        269,423,754        243,849,630            332,996           233,181
                                     -----------------  -----------------  -----------------  ----------------
   End of year.....................  $     217,298,662  $     269,423,754  $         269,339  $        332,996
                                     =================  =================  =================  ================

                                              LMPVET CLEARBRIDGE                          LMPVET
                                          VARIABLE AGGRESSIVE GROWTH         CLEARBRIDGE VARIABLE APPRECIATION
                                                  SUB-ACCOUNT                           SUB-ACCOUNT
                                     ------------------------------------  ------------------------------------
                                            2018               2017               2018              2017
                                      ----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....   $    (2,704,438)  $     (2,855,686)  $       (811,048)  $       (891,816)
   Net realized gains (losses).....         30,911,333         28,733,843         44,196,685         28,854,954
   Change in unrealized gains
     (losses) on investments.......       (56,688,564)         16,514,276       (54,650,170)         42,828,296
                                      ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (28,481,669)         42,392,433       (11,264,533)         70,791,434
                                      ----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         17,256,880         12,163,897         18,890,436         12,788,613
   Net transfers (including
     fixed account)................           (58,922)          1,668,829       (15,849,002)             13,177
   Contract charges................        (3,403,106)        (3,351,968)        (5,005,606)        (4,896,400)
   Transfers for contract benefits
     and terminations..............       (32,718,784)       (24,939,914)       (45,729,547)       (32,547,983)
                                      ----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (18,923,932)       (14,459,156)       (47,693,719)       (24,642,593)
                                      ----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets..............       (47,405,601)         27,933,277       (58,958,252)         46,148,841
NET ASSETS:
   Beginning of year...............        321,469,898        293,536,621        452,130,395        405,981,554
                                      ----------------  -----------------  -----------------  -----------------
   End of year.....................   $    274,064,297  $     321,469,898  $     393,172,143  $     452,130,395
                                      ================  =================  =================  =================

                                             LMPVET CLEARBRIDGE
                                         VARIABLE DIVIDEND STRATEGY
                                                 SUB-ACCOUNT
                                     ------------------------------------
                                           2018               2017
                                     -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)....  $        (51,375)  $        (64,634)
   Net realized gains (losses).....         22,678,338          6,426,078
   Change in unrealized gains
     (losses) on investments.......       (35,551,367)         27,815,865
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations............       (12,924,404)         34,177,309
                                     -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners..........         11,994,980          8,178,729
   Net transfers (including
     fixed account)................        (3,506,979)            911,632
   Contract charges................        (2,430,895)        (2,404,766)
   Transfers for contract benefits
     and terminations..............       (24,199,142)       (17,115,313)
                                     -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions......       (18,142,036)       (10,429,718)
                                     -----------------  -----------------
     Net increase (decrease)
        in net assets..............       (31,066,440)         23,747,591
NET ASSETS:
   Beginning of year...............        224,472,939        200,725,348
                                     -----------------  -----------------
   End of year.....................  $     193,406,499  $     224,472,939
                                     =================  =================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                        LMPVET CLEARBRIDGE VARIABLE        LMPVET CLEARBRIDGE VARIABLE
                                             LARGE CAP GROWTH                    LARGE CAP VALUE
                                                SUB-ACCOUNT                        SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $       (45,396)  $       (49,414)  $       (18,266)  $       (34,951)
   Net realized gains (losses)....           417,182           338,155           590,716           654,318
   Change in unrealized gains
     (losses) on investments......         (327,244)           377,477       (1,263,154)           287,048
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............            44,542           666,218         (690,704)           906,415
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             5,260             3,105            23,428            49,457
   Net transfers (including
     fixed account)...............         (203,085)          (25,383)           208,243       (1,856,934)
   Contract charges...............          (12,359)          (12,122)          (71,780)          (79,504)
   Transfers for contract benefits
     and terminations.............         (880,482)         (543,531)         (583,343)         (594,433)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (1,090,666)         (577,931)         (423,452)       (2,481,414)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (1,046,124)            88,287       (1,114,156)       (1,574,999)
NET ASSETS:
   Beginning of year..............         3,261,658         3,173,371         7,016,572         8,591,571
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $      2,215,534  $      3,261,658  $      5,902,416  $      7,016,572
                                    ================  ================  ================  ================

                                       LMPVET CLEARBRIDGE VARIABLE             LMPVET QS VARIABLE
                                            SMALL CAP GROWTH                   CONSERVATIVE GROWTH
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,719,359)  $    (1,525,109)  $        400,599  $        393,932
   Net realized gains (losses)....        20,768,811         6,294,589         1,604,788         4,986,303
   Change in unrealized gains
     (losses) on investments......      (15,336,872)        17,263,633       (4,061,458)         (875,884)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............         3,712,580        22,033,113       (2,056,071)         4,504,351
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         7,239,546         3,327,457           196,353           421,591
   Net transfers (including
     fixed account)...............       (8,047,366)       (4,318,114)           327,139           401,235
   Contract charges...............       (1,447,146)       (1,305,775)         (470,143)         (469,764)
   Transfers for contract benefits
     and terminations.............      (10,955,607)       (8,853,017)       (5,084,764)       (3,560,761)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (13,210,573)      (11,149,449)       (5,031,415)       (3,207,699)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (9,497,993)        10,883,664       (7,087,486)         1,296,652
NET ASSETS:
   Beginning of year..............       113,694,790       102,811,126        40,132,539        38,835,887
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $    104,196,797  $    113,694,790  $     33,045,053  $     40,132,539
                                    ================  ================  ================  ================

                                                                                    LMPVET QS
                                        LMPVET QS VARIABLE GROWTH           VARIABLE MODERATE GROWTH
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $        996,052  $        373,414  $          3,273  $          2,448
   Net realized gains (losses)....         5,663,427        15,727,442            54,660           199,715
   Change in unrealized gains
     (losses) on investments......      (14,026,648)       (1,965,464)         (105,442)          (83,073)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (7,367,169)        14,135,392          (47,509)           119,090
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........           654,945           478,935                --            12,453
   Net transfers (including
     fixed account)...............         (216,321)         (616,366)             1,713             6,028
   Contract charges...............         (920,536)         (934,163)             (296)             (404)
   Transfers for contract benefits
     and terminations.............       (9,791,066)       (7,328,788)         (210,483)         (254,376)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (10,272,978)       (8,400,382)         (209,066)         (236,299)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............      (17,640,147)         5,735,010         (256,575)         (117,209)
NET ASSETS:
   Beginning of year..............        89,558,223        83,823,213           803,869           921,078
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $     71,918,076  $     89,558,223  $        547,294  $        803,869
                                    ================  ================  ================  ================

                                      LMPVIT WESTERN ASSET VARIABLE
                                         GLOBAL HIGH YIELD BOND
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2018              2017
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $      3,166,796  $      3,341,225
   Net realized gains (losses)....       (1,103,797)         (676,542)
   Change in unrealized gains
     (losses) on investments......       (6,633,498)         3,451,528
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............       (4,570,499)         6,116,211
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         5,585,164         1,134,141
   Net transfers (including
     fixed account)...............         1,804,505         2,716,610
   Contract charges...............         (904,804)         (952,072)
   Transfers for contract benefits
     and terminations.............       (9,233,724)       (9,373,450)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......       (2,748,859)       (6,474,771)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............       (7,319,358)         (358,560)
NET ASSETS:
   Beginning of year..............        87,572,384        87,930,944
                                    ----------------  ----------------
   End of year....................  $     80,253,026  $     87,572,384
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017



                                        MFS(R) VIT INVESTORS TRUST           MFS(R) VIT NEW DISCOVERY
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2018              2017               2018              2017
                                    ----------------  ----------------  -----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $           (26)  $           (51)  $           (112)  $          (250)
   Net realized gains (losses)....             1,155             1,240              1,714             4,682
   Change in unrealized gains
     (losses) on investments......           (1,294)               111            (1,928)             (417)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........             (165)             1,300              (326)             4,015
                                    ----------------  ----------------  -----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --                 --                --
   Net transfers (including
     fixed account)...............                --                --              2,929                --
   Contract charges...............                --                --                 --                --
   Transfers for contract benefits
     and terminations.............           (3,230)           (4,084)            (1,219)          (38,686)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....           (3,230)           (4,084)              1,710          (38,686)
                                    ----------------  ----------------  -----------------  ----------------
     Net increase (decrease)
        in net assets.............           (3,395)           (2,784)              1,384          (34,671)
NET ASSETS:
   Beginning of year..............             6,043             8,827              6,563            41,234
                                    ----------------  ----------------  -----------------  ----------------
   End of year....................  $          2,648  $          6,043  $           7,947  $          6,563
                                    ================  ================  =================  ================

                                                                                  MORGAN STANLEY
                                            MFS(R) VIT RESEARCH              VIF GLOBAL INFRASTRUCTURE
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    -----------------------------------  ----------------------------------
                                          2018              2017               2018              2017
                                    ----------------  -----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          (151)  $             (9)  $          7,597  $          4,862
   Net realized gains (losses)....             4,184              2,684            14,820            25,749
   Change in unrealized gains
     (losses) on investments......           (5,181)              1,215          (69,920)            27,754
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........           (1,148)              3,890          (47,503)            58,365
                                    ----------------  -----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                 --             3,025             3,778
   Net transfers (including
     fixed account)...............                --                 --             6,537            47,785
   Contract charges...............                --                 --             (119)              (89)
   Transfers for contract benefits
     and terminations.............             (678)            (4,398)          (45,017)          (68,583)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....             (678)            (4,398)          (35,574)          (17,109)
                                    ----------------  -----------------  ----------------  ----------------
     Net increase (decrease)
        in net assets.............           (1,826)              (508)          (83,077)            41,256
NET ASSETS:
   Beginning of year..............            21,100             21,608           545,195           503,939
                                    ----------------  -----------------  ----------------  ----------------
   End of year....................  $         19,274  $          21,100  $        462,118  $        545,195
                                    ================  =================  ================  ================

                                                                                  OPPENHEIMER VA
                                         NEUBERGER BERMAN GENESIS            GLOBAL MULTI-ALTERNATIVES
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  -----------------------------------
                                          2018              2017              2018            2017 (A)
                                    ----------------  ----------------  ----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $           (50)  $           (54)  $        (2,789)  $            (47)
   Net realized gains (losses)....               572             1,494             (340)               (90)
   Change in unrealized gains
     (losses) on investments......             (935)             (493)           (7,979)            (3,134)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........             (413)               947          (11,108)            (3,271)
                                    ----------------  ----------------  ----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --                --                 50
   Net transfers (including
     fixed account)...............                --                --          (10,093)            259,386
   Contract charges...............                --                --              (23)               (16)
   Transfers for contract benefits
     and terminations.............               (3)           (2,006)           (3,600)            (2,485)
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....               (3)           (2,006)          (13,716)            256,935
                                    ----------------  ----------------  ----------------  -----------------
     Net increase (decrease)
        in net assets.............             (416)           (1,059)          (24,824)            253,664
NET ASSETS:
   Beginning of year..............             5,505             6,564           253,664                 --
                                    ----------------  ----------------  ----------------  -----------------
   End of year....................  $          5,089  $          5,505  $        228,840  $         253,664
                                    ================  ================  ================  =================

                                             OPPENHEIMER VA
                                            GOVERNMENT MONEY
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2018              2017
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $             --  $           (32)
   Net realized gains (losses)....                --                --
   Change in unrealized gains
     (losses) on investments......                 2                --
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets resulting
        from operations...........                 2              (32)
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........                --                --
   Net transfers (including
     fixed account)...............                --                --
   Contract charges...............                --                --
   Transfers for contract benefits
     and terminations.............             (152)             (145)
                                    ----------------  ----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.....             (152)             (145)
                                    ----------------  ----------------
     Net increase (decrease)
        in net assets.............             (150)             (177)
NET ASSETS:
   Beginning of year..............             3,219             3,396
                                    ----------------  ----------------
   End of year....................  $          3,069  $          3,219
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                             OPPENHEIMER VA
                                          MAIN STREET SMALL CAP            OPPENHEIMER VA MAIN STREET
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ---------------------------------
                                          2018              2017              2018             2017
                                    ----------------  ----------------  ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $    (1,474,043)  $      (824,978)  $          (257)  $         (163)
   Net realized gains (losses)....        19,484,189        10,132,948            17,255            3,121
   Change in unrealized gains
     (losses) on investments......      (28,702,815)         4,224,374          (30,519)           12,465
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets resulting
       from operations............      (10,692,669)        13,532,344          (13,521)           15,423
                                    ----------------  ----------------  ----------------  ---------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........         1,244,630         1,283,733                --               --
   Net transfers (including
     fixed account)...............       (2,268,049)       (2,190,062)                --               --
   Contract charges...............       (1,253,357)       (1,304,527)                --               --
   Transfers for contract benefits
     and terminations.............      (15,016,227)       (9,826,409)          (87,462)          (3,688)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......      (17,293,003)      (12,037,265)          (87,462)          (3,688)
                                    ----------------  ----------------  ----------------  ---------------
     Net increase (decrease)
       in net assets..............      (27,985,672)         1,495,079         (100,983)           11,735
NET ASSETS:
   Beginning of year..............       116,688,023       115,192,944           113,981          102,246
                                    ----------------  ----------------  ----------------  ---------------
   End of year....................  $     88,702,351  $    116,688,023  $         12,998  $       113,981
                                    ================  ================  ================  ===============

                                                 PIMCO VIT
                                      COMMODITYREALRETURN(R) STRATEGY         PIMCO VIT DYNAMIC BOND
                                                SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                           2018             2017              2018              2017
                                     ---------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...   $         2,253  $         44,210  $          5,830  $            334
   Net realized gains (losses)....           (5,559)           (9,161)             3,675             2,254
   Change in unrealized gains
     (losses) on investments......          (66,127)          (32,485)          (13,072)            15,463
                                     ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          (69,433)             2,564           (3,567)            18,051
                                     ---------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             2,700            14,701             1,336             1,741
   Net transfers (including
     fixed account)...............             5,480            20,842            42,724            48,507
   Contract charges...............              (49)              (75)              (66)              (64)
   Transfers for contract benefits
     and terminations.............          (26,852)          (39,639)          (57,629)          (64,152)
                                     ---------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (18,721)           (4,171)          (13,635)          (13,968)
                                     ---------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............          (88,154)           (1,607)          (17,202)             4,083
NET ASSETS:
   Beginning of year..............           463,243           464,850           564,134           560,051
                                     ---------------  ----------------  ----------------  ----------------
   End of year....................   $       375,089  $        463,243  $        546,932  $        564,134
                                     ===============  ================  ================  ================

                                                PIMCO VIT
                                          EMERGING MARKETS BOND             PIONEER VCT MID CAP VALUE
                                               SUB-ACCOUNT                         SUB-ACCOUNT
                                    ----------------------------------  ----------------------------------
                                          2018              2017              2018              2017
                                    ----------------  ----------------  ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $         23,711  $         31,271  $      (596,306)  $      (517,266)
   Net realized gains (losses)....           (3,166)             2,773         5,632,080         6,180,507
   Change in unrealized gains
     (losses) on investments......          (78,997)            32,872      (18,355,064)         1,654,564
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          (58,452)            66,916      (13,319,290)         7,317,805
                                    ----------------  ----------------  ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........             3,207             4,294         1,361,526         1,259,070
   Net transfers (including
     fixed account)...............             7,731           251,758         2,365,298           776,762
   Contract charges...............             (102)             (104)         (655,786)         (687,778)
   Transfers for contract benefits
     and terminations.............          (46,839)          (47,137)       (8,281,154)       (6,607,009)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (36,003)           208,811       (5,210,116)       (5,258,955)
                                    ----------------  ----------------  ----------------  ----------------
     Net increase (decrease)
       in net assets..............          (94,455)           275,727      (18,529,406)         2,058,850
NET ASSETS:
   Beginning of year..............           921,470           645,743        69,380,389        67,321,539
                                    ----------------  ----------------  ----------------  ----------------
   End of year....................  $        827,015  $        921,470  $     50,850,983  $     69,380,389
                                    ================  ================  ================  ================


                                     PIONEER VCT REAL ESTATE SHARES
                                               SUB-ACCOUNT
                                    ----------------------------------
                                          2018              2017
                                    ----------------  ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss)...  $          1,941  $          1,618
   Net realized gains (losses)....            18,597            15,679
   Change in unrealized gains
     (losses) on investments......          (41,198)          (13,505)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets resulting
       from operations............          (20,660)             3,792
                                    ----------------  ----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners.........               555               334
   Net transfers (including
     fixed account)...............             2,718            17,579
   Contract charges...............           (3,242)           (3,098)
   Transfers for contract benefits
     and terminations.............          (11,990)          (26,920)
                                    ----------------  ----------------
     Net increase (decrease) in
       net assets resulting from
       contract transactions......          (11,959)          (12,105)
                                    ----------------  ----------------
     Net increase (decrease)
       in net assets..............          (32,619)           (8,313)
NET ASSETS:
   Beginning of year..............           243,714           252,027
                                    ----------------  ----------------
   End of year....................  $        211,095  $        243,714
                                    ================  ================

(a) For the period April 28, 2017 to December 31, 2017.



 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                       BRIGHTHOUSE SEPARATE ACCOUNT A
                    OF BRIGHTHOUSE LIFE INSURANCE COMPANY
             STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
               FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017


                                                  T. ROWE PRICE
                                                GOVERNMENT MONEY                 T. ROWE PRICE GROWTH STOCK
                                                   SUB-ACCOUNT                           SUB-ACCOUNT
                                      ------------------------------------  ------------------------------------
                                             2018              2017                2018               2017
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $           1,059  $         (1,625)  $        (59,385)  $        (48,580)
   Net realized gains (losses)......                 --                 --            957,143          1,376,079
   Change in unrealized gains
     (losses) on investments........               (16)                 --          (989,532)            722,890
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............              1,043            (1,625)           (91,774)          2,050,389
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........                 --                 --            225,757            228,728
   Net transfers (including
     fixed account).................                 --          (126,898)          (268,886)          (117,076)
   Contract charges.................               (75)              (108)            (1,017)            (1,098)
   Transfers for contract benefits
     and terminations...............          (210,390)           (14,683)          (660,287)          (557,208)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......          (210,465)          (141,689)          (704,433)          (446,654)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............          (209,422)          (143,314)          (796,207)          1,603,735
NET ASSETS:
   Beginning of year................            389,371            532,685          7,996,385          6,392,650
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $         179,949  $         389,371  $       7,200,178  $       7,996,385
                                      =================  =================  =================  =================

                                                 T. ROWE PRICE                       TAP 1919 VARIABLE
                                              INTERNATIONAL STOCK              SOCIALLY RESPONSIVE BALANCED
                                                  SUB-ACCOUNT                           SUB-ACCOUNT
                                      ------------------------------------  ------------------------------------
                                             2018               2017               2018               2017
                                      -----------------  -----------------  -----------------  -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
   Net investment income (loss).....  $           2,454  $           3,036  $           (772)  $           (820)
   Net realized gains (losses)......             27,076             18,893             15,166             11,346
   Change in unrealized gains
     (losses) on investments........          (105,877)             84,436           (19,785)              9,713
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets resulting
        from operations.............           (76,347)            106,365            (5,391)             20,239
                                      -----------------  -----------------  -----------------  -----------------
CONTRACT TRANSACTIONS:
   Purchase payments received
     from contract owners...........             20,174             19,749                 --                 --
   Net transfers (including
     fixed account).................                 --             11,575             30,491                279
   Contract charges.................               (70)               (69)               (83)               (91)
   Transfers for contract benefits
     and terminations...............           (15,504)            (3,303)            (4,213)           (17,733)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease) in
        net assets resulting from
        contract transactions.......              4,600             27,952             26,195           (17,545)
                                      -----------------  -----------------  -----------------  -----------------
     Net increase (decrease)
        in net assets...............           (71,747)            134,317             20,804              2,694
NET ASSETS:
   Beginning of year................            517,492            383,175            146,640            143,946
                                      -----------------  -----------------  -----------------  -----------------
   End of year......................  $         445,745  $         517,492  $         167,444  $         146,640
                                      =================  =================  =================  =================

(a) For the period April 28, 2017 to December 31, 2017.




 The accompanying notes are an integral part of these financial statements.

 The accompanying notes are an integral part of these financial statements.

                 BRIGHTHOUSE SEPARATE ACCOUNT A
             OF BRIGHTHOUSE LIFE INSURANCE COMPANY
               NOTES TO THE FINANCIAL STATEMENTS



1.  ORGANIZATION


Brighthouse Separate Account A (the "Separate Account"), a separate account of Brighthouse Life Insurance Company (the "Company"), was established by the Board of Directors of MetLife Investors USA Insurance Company ("MLI-USA") on May 29, 1980 to support MLI-USA's operations with respect to certain variable annuity contracts (the "Contracts"). The Company is an indirect wholly-owned subsidiary of Brighthouse Financial, Inc. (together with its subsidiaries and affiliates, "Brighthouse"). Brighthouse is a holding company, which following the completion of a separation transaction from MetLife, Inc. on August 4, 2017, owns the legal entities that historically operated a substantial portion of MetLife, Inc.'s former Retail segment, as well as certain portions of MetLife, Inc.'s former Corporate Benefit Funding segment. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended, and is subject to the rules and regulations of the U.S. Securities and Exchange Commission, as well as the Delaware Department of Insurance.

The Separate Account is divided into Sub-Accounts, each of which is treated as an individual accounting entity for financial reporting purposes. Each Sub-Account invests in shares of the corresponding portfolio, series, or fund (with the same name) of the registered investment management companies (the "Trusts"), which are presented below:

AIM Variable Insurance Funds (Invesco Variable               Legg Mason Partners Variable Income Trust
   Insurance Funds) ("Invesco V.I.")                           ("LMPVIT")
American Funds Insurance Series(R) ("American Funds(R)")     MFS(R) Variable Insurance Trust ("MFS(R) VIT")
BlackRock Variable Series Funds, Inc. ("BlackRock")          Morgan Stanley Variable Insurance Fund, Inc.
Brighthouse Funds Trust I ("BHFTI")*                           ("Morgan Stanley VIF")
Brighthouse Funds Trust II ("BHFTII")*                       Neuberger Berman Equity Funds ("Neuberger
Deutsche DWS Variable Series I ("DWS")                         Berman")
Federated Insurance Series ("Federated")                     Oppenheimer Variable Account Funds ("Oppenheimer
Fidelity(R) Variable Insurance Products ("Fidelity(R) VIP")    VA")
Franklin Templeton Variable Insurance Products Trust         PIMCO Variable Insurance Trust ("PIMCO VIT")
   ("FTVIPT")                                                Pioneer Variable Contracts Trust ("Pioneer VCT")
Ivy Variable Insurance Portfolios ("Ivy VIP")                T. Rowe Price Government Money Fund, Inc.
Janus Aspen Series ("Janus Aspen")                           T. Rowe Price Growth Stock Fund, Inc.
Legg Mason Partners Variable Equity Trust                    T. Rowe Price International Fund, Inc.
   ("LMPVET")                                                The Alger Portfolios ("Alger")
                                                             Trust for Advised Portfolios ("TAP")

* See Note 5 for a discussion of additional information on related party transactions.

The assets of each of the Sub-Accounts of the Separate Account are registered in the name of the Company. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company's other assets and liabilities. The portion of the Separate Account's assets applicable to the Contracts is not chargeable with liabilities arising out of any other business the Company may conduct.


2.  LIST OF SUB-ACCOUNTS


A. Purchase payments, less any applicable charges applied to the Separate Account, are invested in one or more Sub-Accounts in accordance with the selection made by the contract owner. The following Sub-Accounts had net assets as of December 31, 2018:

Alger Small Cap Growth Sub-Account                     American Funds(R) Global Small Capitalization
American Funds(R) Bond Sub-Account (a)                   Sub-Account (a)
American Funds(R) Global Growth Sub-Account (a)        American Funds(R) Growth Sub-Account

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2. LIST OF SUB-ACCOUNTS -- (CONTINUED)


American Funds(R) Growth-Income Sub-Account (a)          BHFTI PanAgora Global Diversified Risk
BHFTI AB Global Dynamic Allocation Sub-Account             Sub-Account
BHFTI American Funds(R) Balanced Allocation              BHFTI PIMCO Inflation Protected Bond Sub-Account
   Sub-Account                                           BHFTI PIMCO Total Return Sub-Account (a)
BHFTI American Funds(R) Growth Allocation                BHFTI Schroders Global Multi-Asset Sub-Account
   Sub-Account                                           BHFTI SSGA Growth and Income ETF Sub-Account
BHFTI American Funds(R) Growth Sub-Account               BHFTI SSGA Growth ETF Sub-Account
BHFTI American Funds(R) Moderate Allocation              BHFTI T. Rowe Price Large Cap Value Sub-Account (a)
   Sub-Account                                           BHFTI T. Rowe Price Mid Cap Growth Sub-Account
BHFTI AQR Global Risk Balanced Sub-Account               BHFTI TCW Core Fixed Income Sub-Account
BHFTI BlackRock Global Tactical Strategies               BHFTI Victory Sycamore Mid Cap Value Sub-Account
   Sub-Account                                           BHFTI Wells Capital Management Mid Cap Value
BHFTI BlackRock High Yield Sub-Account (a)                 Sub-Account
BHFTI Brighthouse Asset Allocation 100 Sub-Account       BHFTII Baillie Gifford International Stock
BHFTI Brighthouse Balanced Plus Sub-Account                Sub-Account (a)
BHFTI Brighthouse Small Cap Value Sub-Account (a)        BHFTII BlackRock Bond Income Sub-Account (a)
BHFTI Brighthouse/Aberdeen Emerging Markets              BHFTII BlackRock Capital Appreciation
   Equity Sub-Account                                      Sub-Account (a)
BHFTI Brighthouse/Artisan International Sub-Account      BHFTII BlackRock Ultra-Short Term Bond
BHFTI Brighthouse/Eaton Vance Floating Rate Sub-           Sub-Account (a)
   Account                                               BHFTII Brighthouse Asset Allocation 20 Sub-Account
BHFTI Brighthouse/Franklin Low Duration Total            BHFTII Brighthouse Asset Allocation 40 Sub-Account
   Return Sub-Account                                    BHFTII Brighthouse Asset Allocation 60 Sub-Account
BHFTI Brighthouse/Templeton International Bond           BHFTII Brighthouse Asset Allocation 80 Sub-Account
   Sub-Account                                           BHFTII Brighthouse/Artisan Mid Cap Value
BHFTI Brighthouse/Wellington Large Cap Research            Sub-Account (a)
   Sub-Account (a)                                       BHFTII Brighthouse/Dimensional International Small
BHFTI Clarion Global Real Estate Sub-Account               Company Sub-Account
BHFTI ClearBridge Aggressive Growth                      BHFTII Brighthouse/Wellington Core Equity
   Sub-Account (a)                                         Opportunities Sub-Account (a)
BHFTI Fidelity Institutional Asset Management(R)         BHFTII Frontier Mid Cap Growth Sub-Account
   Government Income Sub-Account                         BHFTII Jennison Growth Sub-Account (a)
BHFTI Harris Oakmark International Sub-Account (a)       BHFTII Loomis Sayles Small Cap Core Sub-Account
BHFTI Invesco Balanced-Risk Allocation                   BHFTII Loomis Sayles Small Cap Growth
   Sub-Account                                             Sub-Account
BHFTI Invesco Comstock Sub-Account                       BHFTII MetLife Aggregate Bond Index Sub-Account (a)
BHFTI Invesco Small Cap Growth Sub-Account (a)           BHFTII MetLife Mid Cap Stock Index Sub-Account (a)
BHFTI JPMorgan Core Bond Sub-Account                     BHFTII MetLife MSCI EAFE(R) Index Sub-Account (a)
BHFTI JPMorgan Global Active Allocation                  BHFTII MetLife Russell 2000(R) Index Sub-Account (a)
   Sub-Account                                           BHFTII MetLife Stock Index Sub-Account (a)
BHFTI JPMorgan Small Cap Value Sub-Account (a)           BHFTII MFS(R) Total Return Sub-Account (a)
BHFTI Loomis Sayles Global Markets Sub-Account           BHFTII MFS(R) Value Sub-Account (a)
BHFTI MetLife Multi-Index Targeted Risk                  BHFTII Neuberger Berman Genesis Sub-Account (a)
   Sub-Account                                           BHFTII T. Rowe Price Large Cap Growth
BHFTI MFS(R) Research International Sub-Account (a)        Sub-Account (a)
BHFTI Morgan Stanley Mid Cap Growth                      BHFTII T. Rowe Price Small Cap Growth
   Sub-Account (a)                                         Sub-Account (a)
BHFTI Oppenheimer Global Equity Sub-Account              BHFTII VanEck Global Natural Resources
                                                           Sub-Account

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



2.  LIST OF SUB-ACCOUNTS -- (CONCLUDED)


BHFTII Western Asset Management Strategic Bond           LMPVET ClearBridge Variable Large Cap Growth
   Opportunities Sub-Account (a)                            Sub-Account
BHFTII Western Asset Management U.S. Government          LMPVET ClearBridge Variable Large Cap Value
   Sub-Account (a)                                          Sub-Account
BlackRock Global Allocation V.I. Sub-Account             LMPVET ClearBridge Variable Small Cap Growth
DWS CROCI(R) International VIP Sub-Account                  Sub-Account (a)
Federated High Income Bond Sub-Account                   LMPVET QS Variable Conservative Growth
Federated Kaufman Sub-Account                               Sub-Account
Fidelity(R) VIP Asset Manager Sub-Account                LMPVET QS Variable Growth Sub-Account
Fidelity(R) VIP Contrafund Sub-Account (a)               LMPVET QS Variable Moderate Growth Sub-Account
Fidelity(R) VIP Equity-Income Sub-Account                LMPVIT Western Asset Variable Global High Yield
Fidelity(R) VIP FundsManager 50% Sub-Account                Bond Sub-Account (a)
Fidelity(R) VIP FundsManager 60% Sub-Account             MFS(R) VIT Investors Trust Sub-Account
Fidelity(R) VIP Government Money Market                  MFS(R) VIT New Discovery Sub-Account
   Sub-Account                                           MFS(R) VIT Research Sub-Account
Fidelity(R) VIP Growth Sub-Account                       Morgan Stanley VIF Global Infrastructure
Fidelity(R) VIP Index 500 Sub-Account                       Sub-Account
Fidelity(R) VIP Mid Cap Sub-Account                      Neuberger Berman Genesis Sub-Account
Fidelity(R) VIP Overseas Sub-Account                     Oppenheimer VA Global Multi-Alternatives
FTVIPT Franklin Income VIP Sub-Account                      Sub-Account
FTVIPT Franklin Mutual Shares VIP Sub-Account            Oppenheimer VA Government Money Sub-Account
FTVIPT Franklin Small Cap Value VIP Sub-Account          Oppenheimer VA Main Street Small Cap
FTVIPT Templeton Foreign VIP Sub-Account                    Sub-Account (a)
FTVIPT Templeton Global Bond VIP Sub-Account             Oppenheimer VA Main Street Sub-Account
Invesco V.I. American Franchise Sub-Account              PIMCO VIT Commodity RealReturn(R) Strategy
Invesco V.I. Core Equity Sub-Account                        Sub-Account
Invesco V.I. Equity and Income Sub-Account (a)           PIMCO VIT Dynamic Bond Sub-Account
Invesco V.I. Growth and Income Sub-Account               PIMCO VIT Emerging Markets Bond Sub-Account
Invesco V.I. International Growth Sub-Account (a)        Pioneer VCT Mid Cap Value Sub-Account
Ivy VIP Asset Strategy Sub-Account                       Pioneer VCT Real Estate Shares Sub-Account
LMPVET ClearBridge Variable Aggressive Growth            T. Rowe Price Government Money Sub-Account
   Sub-Account (a)                                       T. Rowe Price Growth Stock Sub-Account
LMPVET ClearBridge Variable Appreciation                 T. Rowe Price International Stock Sub-Account
   Sub-Account (a)                                       TAP 1919 Variable Socially Responsive Balanced
LMPVET ClearBridge Variable Dividend Strategy               Sub-Account
   Sub-Account (a)

(a) This Sub-Account invests in two or more share classes within the underlying portfolio, series, or fund of the Trusts.

B. The following Sub-Accounts had no net assets as of December 31, 2018:

Janus Henderson Global Research Sub-Account
Oppenheimer VA Global Strategic Income Sub-Account
Oppenheimer VA Total Return Bond Sub-Account

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)




3.  PORTFOLIO CHANGES


The following Sub-Accounts ceased operations during the year ended December 31, 2018:

BHFTI Allianz Global Investors Dynamic Multi-Asset    BHFTI Schroders Global Multi-Asset II Sub-Account
   Plus Sub-Account
BHFTII MFS(R) Value II Sub-Account

The operations of the Sub-Accounts were affected by the following changes that occurred during the year ended December 31, 2018:

NAME CHANGES:

Former Name                                            New Name

BHFTI Pyramis Government Income Portfolio              BHFTI Fidelity Institutional Asset Management(R)
                                                         Government Income Portfolio
Deutsche I CROCI(R) International VIP                  DWS CROCI(R) International VIP
PIMCO VIT Unconstrained Bond Portfolio                 PIMCO VIT Dynamic Bond Portfolio

TRUST NAME CHANGE:

Former Name                                               New Name

Deutsche Variable Series I                                Deutsche DWS Variable Series I

MERGERS:

Former Portfolio                                        New Portfolio

BHFTI Allianz Global Investors Dynamic Multi-Asset      BHFTI JPMorgan Global Active Allocation Portfolio
   Plus Portfolio
BHFTII MFS(R) Value II Portfolio                        BHFTII MFS(R) Value Portfolio
BHFTI Schroders Global Multi-Asset II Portfolio         BHFTI Schroders Global Multi-Asset Portfolio

4.  SIGNIFICANT ACCOUNTING POLICIES


BASIS OF ACCOUNTING
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") applicable for variable annuity separate accounts registered as unit investment trusts, which follow the accounting and reporting guidance in Financial Accounting Standards Board ACCOUNTING STANDARDS CODIFICATION TOPIC 946, INVESTMENT COMPANIES.

SECURITY TRANSACTIONS
Security transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

SECURITY VALUATION
A Sub-Account's investment in shares of portfolio, series, or fund of the Trusts is valued at fair value based on the closing net asset value ("NAV") or price per share as determined by the Trusts as of the end of the year. All changes in fair value are recorded as changes in unrealized gains (losses) on investments in the statements of operations of the applicable Sub-Accounts. The Separate Account defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Each Sub-Account invests in shares of open-end mutual funds which calculate a daily NAV based on the fair value of the underlying securities in their portfolios. As a result, and as required by law, shares of open-end mutual funds are purchased and redeemed at their quoted daily NAV as reported by the Trusts at the close of each business day.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



4.  SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)


FEDERAL INCOME TAXES
The operations of the Separate Account form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Contracts. Accordingly, no charge is currently being made to the Separate Account for federal income taxes. The Company will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the Contracts.

ANNUITY PAYOUTS
Net assets allocated to Contracts in the payout period are computed according to industry standard mortality tables. The assumed investment return is between
3.0 and 6.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

PURCHASE PAYMENTS
Purchase payments received from contract owners by the Company are credited as accumulation units as of the end of the valuation period in which received, as provided in the prospectus of the Contracts, and are reported as contract transactions on the statements of changes in net assets of the applicable Sub-Accounts.

NET TRANSFERS
Assets transferred by the contract owner into or out of Sub-Accounts within the Separate Account or into or out of the fixed account, which is part of the Company's general account, are recorded on a net basis as net transfers in the statements of changes in net assets of the applicable Sub-Accounts.

USE OF ESTIMATES
The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.


5.  EXPENSES AND RELATED PARTY TRANSACTIONS


The following annual Separate Account charges paid to the Company are asset-based charges assessed through a daily reduction in unit values, which are recorded as expenses in the accompanying statements of operations of the applicable Sub-Accounts:

     Mortality and Expense Risk -- The mortality risk assumed by the Company is the risk that those insured may die sooner than anticipated and therefore, the Company will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is the risk that expenses incurred in issuing and administering the Contracts will exceed the amounts realized from the administrative charges assessed against the Contracts. In addition, the charge compensates the Company for the risk that the investor may live longer than estimated and the Company would be obligated to pay more in income payments than anticipated.

     Administrative -- The Company has responsibility for the administration of the Contracts and the Separate Account. Generally, the administrative charge is related to the maintenance, including distribution, of each contract and the Separate Account.

     Optional Death Benefit Rider -- For an additional charge, the total death benefit payable may be increased based on increases in account value of the Contracts.

     Distribution Expense -- The risk that surrender charges will be insufficient to cover the actual costs of distribution which includes commissions, fees, registration costs, direct and indirect selling expenses.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONTINUED)


      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Guaranteed Withdrawal Benefit for Life -- For an additional charge that includes the Mortality and Expense Risk charge and a Guaranteed Withdrawal Benefit, the Company will guarantee the periodic return on the investment for life of a single annuitant or joint annuitants.

      Earnings Preservation Benefit -- For an additional charge, the Company will provide this additional death benefit.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2018:

     ----------------------------------------------------------------------------------------------------------------------------
      Mortality and Expense Risk                                                                                  0.70% - 2.05%
     ----------------------------------------------------------------------------------------------------------------------------
      Administrative                                                                                              0.10% - 0.25%
     ----------------------------------------------------------------------------------------------------------------------------
      Optional Death Benefit Rider                                                                                0.15% - 0.35%
     ----------------------------------------------------------------------------------------------------------------------------
      Distribution Expense                                                                                                0.10%
     ----------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                             1.50%
     ----------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit for Life                                                                      1.90% - 2.05%
     ----------------------------------------------------------------------------------------------------------------------------
      Earnings Preservation Benefit                                                                                       0.25%
     ----------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract. The range of effective rates disclosed above excludes any waivers granted to certain Sub-Accounts.

The following optional rider charges paid to the Company are charged at each contract anniversary date through the redemption of units and are recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts:

      Guaranteed Minimum Accumulation Benefit -- For an additional charge, the Company will guarantee that the contract value will not be less than a guaranteed minimum amount at the end of a specified number of years.

      Lifetime Withdrawal Guarantee -- For an additional charge, the Company will guarantee minimum withdrawals for life regardless of market conditions.

      Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee minimum withdrawals regardless of market conditions.

      Guaranteed Minimum Income Benefit -- For an additional charge, the Company will guarantee a minimum payment regardless of market conditions.

      Enhanced Death Benefit -- For an additional charge, the Company will guarantee a death benefit equal to the greater of the account value or the higher of two death benefit bases.

      Enhanced Guaranteed Withdrawal Benefit -- For an additional charge, the Company will guarantee that at least the entire amount of purchase payments will be returned through a series of withdrawals without annuitizing.

      The table below represents the range of effective annual rates for each respective charge for the year ended December 31, 2018:

     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Accumulation Benefit                                                                         0.75%
     -------------------------------------------------------------------------------------------------------------------------
      Lifetime Withdrawal Guarantee                                                                           0.50% - 1.70%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Withdrawal Benefit                                                                           0.25% - 1.80%
     -------------------------------------------------------------------------------------------------------------------------
      Guaranteed Minimum Income Benefit                                                                       0.50% - 1.15%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Death Benefit                                                                                  0.60% - 1.35%
     -------------------------------------------------------------------------------------------------------------------------
      Enhanced Guaranteed Withdrawal Benefit                                                                  0.50% - 1.00%
     -------------------------------------------------------------------------------------------------------------------------

      The above referenced charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with a particular contract.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



5.  EXPENSES AND RELATED PARTY TRANSACTIONS -- (CONCLUDED)


A contract maintenance fee ranging from $30 to $50 is assessed on an annual basis for Contracts with a value of less than $50,000 to $75,000. A transfer fee ranging from $0 to $25 may be deducted after twelve transfers are made in a contract year or, for certain Contracts, 2% of the amount transferred from the contract value, if less. For certain Contracts, an administrative charge is also assessed which ranges from $12 to $29.50 for each Sub-Account in which the contract owner invests (waived if purchase payments equal or exceed $2,000 in the year, or if the account value is $10,000 or more at year end). For other Contracts, the administrative charge is $21.50 plus $2.50 for each Sub-Account selected, subject to the same waiver terms. In addition, the Contracts impose a surrender charge which ranges from 0% to 9% if the contract is partially or fully surrendered within the specified surrender charge period. For certain Contracts, a transaction charge of the lesser of $10 or 2% of the surrender is imposed on surrenders and a $10 charge is assessed for annuitizations. For those contract owners who choose optional living benefit riders or certain optional death benefit riders, these charges range from 0.15% to 1.80% of the benefit base and are charged at each contract anniversary date. These charges are paid to the Company and recorded as contract charges in the accompanying statements of changes in net assets of the applicable Sub-Accounts.

BHFTI and BHFTII currently offer shares of their portfolios only to separate accounts established by the Company and other affiliated life insurance companies, and are managed by Brighthouse Investment Advisers, LLC ("Brighthouse Advisers"), an affiliate of the Company. Brighthouse Advisers is also the investment adviser to the portfolios of BHFTI and BHFTII.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2018               DECEMBER 31, 2018
                                                                  ------------------------------     -------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                     SHARES           COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------    -------------     --------------   --------------
     Alger Small Cap Growth Sub-Account.........................      2,099,884       53,809,538         2,773,261         6,398,878
     American Funds(R) Bond Sub-Account.........................     12,001,777      128,156,615        12,298,261        19,613,291
     American Funds(R) Global Growth Sub-Account................     10,185,771      239,993,154        31,279,930        37,356,847
     American Funds(R) Global Small Capitalization Sub-Account..      4,455,369       90,782,093         7,491,328        17,001,992
     American Funds(R) Growth Sub-Account.......................      9,205,978      556,715,882        80,031,963       157,222,396
     American Funds(R) Growth-Income Sub-Account................      7,775,801      315,800,932        44,962,307        63,211,985
     BHFTI AB Global Dynamic Allocation Sub-Account.............    237,835,773    2,432,091,223        67,554,994       332,416,327
     BHFTI American Funds(R) Balanced Allocation Sub-Account....    313,241,838    2,895,048,856       238,039,293       336,044,767
     BHFTI American Funds(R) Growth Allocation Sub-Account......    189,515,389    1,652,129,842       148,521,520       183,685,848
     BHFTI American Funds(R) Growth Sub-Account.................     73,101,332      686,391,965       142,013,332        79,065,422
     BHFTI American Funds(R) Moderate Allocation Sub-Account....    151,165,920    1,415,129,827       104,415,155       185,487,647
     BHFTI AQR Global Risk Balanced Sub-Account.................    248,180,243    2,539,138,515       213,719,300       263,854,175
     BHFTI BlackRock Global Tactical Strategies Sub-Account.....    465,991,685    4,593,698,714       416,419,519       517,972,314
     BHFTI BlackRock High Yield Sub-Account.....................     31,231,361      247,201,924        32,764,158        23,739,206
     BHFTI Brighthouse Asset Allocation 100 Sub-Account.........     43,426,377      473,252,476        35,417,592        74,794,452
     BHFTI Brighthouse Balanced Plus Sub-Account................    697,652,997    7,237,690,477       820,589,818       511,651,969
     BHFTI Brighthouse Small Cap Value Sub-Account..............     14,372,264      205,665,554        17,997,429        37,152,121
     BHFTI Brighthouse/Aberdeen Emerging Markets Equity
       Sub-Account..............................................     37,266,275      360,295,394        32,852,407        39,678,397
     BHFTI Brighthouse/Artisan International Sub-Account........         29,617          286,270            36,360            14,658
     BHFTI Brighthouse/Eaton Vance Floating Rate Sub-Account....      7,543,344       77,631,782        20,985,462         6,096,894
     BHFTI Brighthouse/Franklin Low Duration Total Return
       Sub-Account..............................................     14,612,917      143,605,642        12,942,832        22,880,165
     BHFTI Brighthouse/Templeton International Bond
       Sub-Account..............................................      3,222,328       36,477,110           739,111         6,158,102
     BHFTI Brighthouse/Wellington Large Cap Research
       Sub-Account..............................................      1,052,126       11,783,933         2,308,641         2,008,009
     BHFTI Clarion Global Real Estate Sub-Account...............     20,562,820      235,057,435        16,200,151        29,957,667
     BHFTI ClearBridge Aggressive Growth Sub-Account............     23,191,036      250,743,602        26,923,565        85,773,403
     BHFTI Fidelity Institutional Asset Management(R) Government
       Income Sub-Account.......................................     50,142,000      536,316,883        31,455,726        77,049,260
     BHFTI Harris Oakmark International Sub-Account.............     42,566,745      600,019,012        75,240,207        42,599,697
     BHFTI Invesco Balanced-Risk Allocation Sub-Account.........    102,116,637    1,038,823,634        99,180,524        96,689,328
     BHFTI Invesco Comstock Sub-Account.........................     45,091,576      552,908,076        62,351,819       101,076,434
     BHFTI Invesco Small Cap Growth Sub-Account.................     24,029,880      333,161,585        56,162,714        39,053,549
     BHFTI JPMorgan Core Bond Sub-Account.......................     31,300,011      326,153,395        21,240,226        41,431,238
     BHFTI JPMorgan Global Active Allocation Sub-Account........    105,193,550    1,168,607,697       227,182,296        93,065,106
     BHFTI JPMorgan Small Cap Value Sub-Account.................      1,325,991       19,411,217         2,081,237         3,058,840
     BHFTI Loomis Sayles Global Markets Sub-Account.............      8,824,614      113,356,123        18,399,199        17,883,286
     BHFTI MetLife Multi-Index Targeted Risk Sub-Account........     77,655,896      910,042,120       103,275,862        55,593,336
     BHFTI MFS(R) Research International Sub-Account............     20,359,272      222,214,756        11,850,745        30,136,858
     BHFTI Morgan Stanley Mid Cap Growth Sub-Account............     12,625,069      160,470,455        52,901,122        56,492,900
     BHFTI Oppenheimer Global Equity Sub-Account................      2,456,619       45,154,829         6,964,993        10,262,456
     BHFTI PanAgora Global Diversified Risk Sub-Account.........     11,760,624      125,319,489        13,386,165        29,779,792
     BHFTI PIMCO Inflation Protected Bond Sub-Account...........     58,855,772      633,904,420        20,101,591        71,613,595
     BHFTI PIMCO Total Return Sub-Account.......................    119,077,837    1,394,007,971        52,104,555       178,039,545
     BHFTI Schroders Global Multi-Asset Sub-Account.............     79,170,472      924,926,136       545,538,061       163,769,574
     BHFTI SSGA Growth and Income ETF Sub-Account...............    102,876,090    1,132,045,759        87,418,170       149,727,046
     BHFTI SSGA Growth ETF Sub-Account..........................     36,450,008      391,179,702        44,500,704        70,767,836
     BHFTI T. Rowe Price Large Cap Value Sub-Account............     22,323,025      632,858,773        91,970,309        95,172,388
     BHFTI T. Rowe Price Mid Cap Growth Sub-Account.............     45,812,268      423,625,459        73,214,924        72,546,464
     BHFTI TCW Core Fixed Income Sub-Account....................         30,725          311,313            33,787            68,430
     BHFTI Victory Sycamore Mid Cap Value Sub-Account...........     13,308,598      224,870,656        47,775,132        46,414,883
     BHFTI Wells Capital Management Mid Cap Value
       Sub-Account..............................................     11,232,887      142,651,179        27,809,011        19,327,661
     BHFTII Baillie Gifford International Stock Sub-Account.....     18,099,225      174,619,336        15,323,551        26,755,128

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONTINUED)


                                                                                                            FOR THE YEAR ENDED
                                                                       AS OF DECEMBER 31, 2018               DECEMBER 31, 2018
                                                                  -------------------------------     ------------------------------
                                                                                                         COST OF         PROCEEDS
                                                                      SHARES          COST ($)        PURCHASES ($)   FROM SALES ($)
                                                                  -------------     -------------     -------------   --------------
     BHFTII BlackRock Bond Income Sub-Account...................        733,236        77,509,782        12,425,801        7,824,288
     BHFTII BlackRock Capital Appreciation Sub-Account..........        695,927        26,027,663        17,093,461        3,533,919
     BHFTII BlackRock Ultra-Short Term Bond Sub-Account.........      2,867,510       287,561,795        75,428,368       80,559,693
     BHFTII Brighthouse Asset Allocation 20 Sub-Account.........     10,212,384       110,296,916        34,667,915       27,383,260
     BHFTII Brighthouse Asset Allocation 40 Sub-Account.........    288,245,708     3,449,920,230       176,342,841      545,195,005
     BHFTII Brighthouse Asset Allocation 60 Sub-Account.........    481,668,350     6,081,500,098       338,040,369      812,779,386
     BHFTII Brighthouse Asset Allocation 80 Sub-Account.........    397,470,728     5,469,642,171       332,637,839      686,461,188
     BHFTII Brighthouse/Artisan Mid Cap Value Sub-Account.......        755,469       163,690,542        12,807,386       30,662,250
     BHFTII Brighthouse/Dimensional International Small
       Company Sub-Account......................................      5,265,249        73,201,696        17,310,089       10,390,664
     BHFTII Brighthouse/Wellington Core Equity Opportunities
       Sub-Account..............................................     23,136,001       667,465,653        63,600,146      154,250,501
     BHFTII Frontier Mid Cap Growth Sub-Account.................      2,042,584        62,155,306        10,827,259       12,653,260
     BHFTII Jennison Growth Sub-Account.........................     31,855,337       416,058,326        91,794,415       72,858,169
     BHFTII Loomis Sayles Small Cap Core Sub-Account............         55,231        13,295,161         2,184,110        1,433,529
     BHFTII Loomis Sayles Small Cap Growth Sub-Account..........         24,543           328,691           108,554          110,921
     BHFTII MetLife Aggregate Bond Index Sub-Account............     28,608,980       309,044,744        31,917,782       40,772,978
     BHFTII MetLife Mid Cap Stock Index Sub-Account.............      8,543,986       137,829,775        25,160,089       22,280,571
     BHFTII MetLife MSCI EAFE(R) Index Sub-Account..............      8,792,996       106,694,662        13,455,479       11,076,660
     BHFTII MetLife Russell 2000(R) Index Sub-Account...........      7,610,949       127,820,331        28,164,354       17,784,952
     BHFTII MetLife Stock Index Sub-Account.....................     12,323,592       455,409,632        86,896,740       91,106,586
     BHFTII MFS(R) Total Return Sub-Account.....................        236,137        35,816,704         4,261,884        5,728,062
     BHFTII MFS(R) Value Sub-Account............................     18,087,716       269,711,749        37,745,472       42,099,199
     BHFTII Neuberger Berman Genesis Sub-Account................      6,001,858        94,879,216        18,086,525       21,323,147
     BHFTII T. Rowe Price Large Cap Growth Sub-Account..........     12,828,897       278,903,287        83,932,661       29,657,317
     BHFTII T. Rowe Price Small Cap Growth Sub-Account..........        601,858        11,575,939         2,512,964        2,457,553
     BHFTII VanEck Global Natural Resources Sub-Account.........      7,868,281        91,338,871         7,791,568       13,062,284
     BHFTII Western Asset Management Strategic Bond
       Opportunities Sub-Account................................     74,207,375       963,903,380        76,603,075      111,606,223
     BHFTII Western Asset Management U.S. Government
       Sub-Account..............................................     19,844,204       236,869,159        17,678,048       31,521,105
     BlackRock Global Allocation V.I. Sub-Account...............        539,311         7,605,909         5,311,526          481,217
     DWS CROCI(R) International VIP Sub-Account.................      1,542,497        14,229,425           298,313        1,371,659
     Federated High Income Bond Sub-Account.....................            317             2,174               158               23
     Federated Kaufman Sub-Account..............................          3,249            48,485             4,455            1,033
     Fidelity(R) VIP Asset Manager Sub-Account..................      4,333,065        65,959,547         3,557,472        9,869,469
     Fidelity(R) VIP Contrafund Sub-Account.....................     16,195,281       450,379,893        65,344,578       84,253,876
     Fidelity(R) VIP Equity-Income Sub-Account..................        191,706         4,249,144           321,712          714,781
     Fidelity(R) VIP FundsManager 50% Sub-Account...............    324,996,837     3,848,436,857       398,239,175      700,844,647
     Fidelity(R) VIP FundsManager 60% Sub-Account...............    210,052,654     2,136,302,174       337,025,492      489,472,045
     Fidelity(R) VIP Government Money Market Sub-Account........     17,486,564        17,486,564         2,145,464        2,261,068
     Fidelity(R) VIP Growth Sub-Account.........................      2,538,439       114,759,830        26,253,937       18,610,493
     Fidelity(R) VIP Index 500 Sub-Account......................        221,433        30,670,478         1,477,802        7,818,810
     Fidelity(R) VIP Mid Cap Sub-Account........................     11,523,707       348,138,122        42,276,842       53,994,791
     Fidelity(R) VIP Overseas Sub-Account.......................        188,655         3,498,417           178,766          415,357
     FTVIPT Franklin Income VIP Sub-Account.....................     14,828,519       223,751,898        12,712,953       32,062,342
     FTVIPT Franklin Mutual Shares VIP Sub-Account..............      6,088,702       109,776,623         8,283,664       17,826,968
     FTVIPT Franklin Small Cap Value VIP Sub-Account............      7,126,390       121,588,171        21,086,018       13,384,231
     FTVIPT Templeton Foreign VIP Sub-Account...................      4,619,213        68,040,592         5,925,202        5,375,290
     FTVIPT Templeton Global Bond VIP Sub-Account...............     11,684,133       212,953,197         4,564,227       19,486,928
     Invesco V.I. American Franchise Sub-Account................             39             2,234               988           12,763
     Invesco V.I. Core Equity Sub-Account.......................          3,560           104,659            27,246           26,520
     Invesco V.I. Equity and Income Sub-Account.................     34,971,046       523,357,855        44,401,971       62,788,972
     Invesco V.I. Growth and Income Sub-Account.................             54             1,027               146               32
     Invesco V.I. International Growth Sub-Account..............      6,684,031       187,089,194        11,280,063       17,747,593
     Ivy VIP Asset Strategy Sub-Account.........................         32,485           296,186            23,539           55,080

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



6.  STATEMENTS OF INVESTMENTS -- (CONCLUDED)


                                                                                                           FOR THE YEAR ENDED
                                                                      AS OF DECEMBER 31, 2018               DECEMBER 31, 2018
                                                                  ------------------------------     ------------------------------
                                                                                                         COST OF        PROCEEDS
                                                                     SHARES           COST ($)        PURCHASES ($)  FROM SALES ($)
                                                                  -------------    -------------     --------------  --------------
     LMPVET ClearBridge Variable Aggressive Growth
       Sub-Account..............................................     11,887,662      250,963,646        37,092,073       38,654,999
     LMPVET ClearBridge Variable Appreciation Sub-Account.......     10,115,331      289,023,207        38,663,423       68,901,913
     LMPVET ClearBridge Variable Dividend Strategy
       Sub-Account..............................................     11,034,697      138,735,315        19,434,908       24,886,198
     LMPVET ClearBridge Variable Large Cap Growth
       Sub-Account..............................................         92,897        1,808,288           161,809        1,225,787
     LMPVET ClearBridge Variable Large Cap Value Sub-Account....        330,300        5,919,979           932,244          949,530
     LMPVET ClearBridge Variable Small Cap Growth
       Sub-Account..............................................      4,382,598       85,501,089        19,399,533       22,093,404
     LMPVET QS Variable Conservative Growth Sub-Account.........      2,497,737       32,525,644         2,318,432        5,938,464
     LMPVET QS Variable Growth Sub-Account......................      5,894,926       76,015,222         7,426,870       12,151,292
     LMPVET QS Variable Moderate Growth Sub-Account.............         45,009          545,766            45,601          223,459
     LMPVIT Western Asset Variable Global High Yield Bond
       Sub-Account..............................................     12,061,377       94,494,017        10,445,987       10,028,127
     MFS(R) VIT Investors Trust Sub-Account.....................             98            2,092               147            3,276
     MFS(R) VIT New Discovery Sub-Account.......................            455            8,363             5,376            2,651
     MFS(R) VIT Research Sub-Account............................            773           17,358             7,349            5,735
     Morgan Stanley VIF Global Infrastructure Sub-Account.......         68,362          531,558            61,248           69,880
     Neuberger Berman Genesis Sub-Account.......................            106            4,472               554               55
     Oppenheimer VA Global Multi-Alternatives Sub-Account.......         24,166          239,963            17,818           23,063
     Oppenheimer VA Government Money Sub-Account................          3,075            3,075                41              189
     Oppenheimer VA Main Street Small Cap Sub-Account...........      4,428,454       84,048,111        15,248,994       19,613,084
     Oppenheimer VA Main Street Sub-Account.....................            485           11,561            11,142           89,016
     PIMCO VIT CommodityRealReturn(R) Strategy Sub-Account......         62,620          481,826            26,141           42,638
     PIMCO VIT Dynamic Bond Sub-Account.........................         52,844          539,899           103,685          110,597
     PIMCO VIT Emerging Markets Bond Sub-Account................         68,863          866,931           110,586          122,885
     Pioneer VCT Mid Cap Value Sub-Account......................      3,312,769       60,826,080         6,827,629        7,327,327
     Pioneer VCT Real Estate Shares Sub-Account.................         16,783          263,417            51,314           37,382
     T. Rowe Price Government Money Sub-Account.................        179,949          179,949            52,152          261,584
     T. Rowe Price Growth Stock Sub-Account.....................        126,076        5,520,481           796,251          967,861
     T. Rowe Price International Stock Sub-Account..............         29,742          441,961            48,279           18,313
     TAP 1919 Variable Socially Responsive Balanced
       Sub-Account..............................................          6,683          178,934            48,597            8,677

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:



                                       ALGER SMALL CAP GROWTH            AMERICAN FUNDS(R) BOND
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2018             2017             2018            2017
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........        2,933,840       3,200,478        7,338,385        7,293,353
Units issued and transferred
   from other funding options....          369,515          73,929        1,380,319        1,163,765
Units redeemed and transferred to
   other funding options.........        (615,303)       (340,567)      (1,513,987)      (1,118,733)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................        2,688,052       2,933,840        7,204,717        7,338,385
                                   ===============  ==============  ===============  ===============


                                                                            AMERICAN FUNDS(R)
                                   AMERICAN FUNDS(R) GLOBAL GROWTH     GLOBAL SMALL CAPITALIZATION
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                        2018             2017             2018             2017
                                   --------------  ---------------   ---------------  --------------

Units beginning of year..........       6,214,664        6,980,723         2,697,437       2,939,876
Units issued and transferred
   from other funding options....         793,900          473,951           211,151         155,730
Units redeemed and transferred to
   other funding options.........       (989,409)      (1,240,010)         (451,217)       (398,169)
                                   --------------  ---------------   ---------------  --------------
Units end of year................       6,019,155        6,214,664         2,457,371       2,697,437
                                   ==============  ===============   ===============  ==============



                                      AMERICAN FUNDS(R) GROWTH       AMERICAN FUNDS(R) GROWTH-INCOME
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2018            2017             2018             2017
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........        2,352,201        2,741,584       2,282,271        2,163,637
Units issued and transferred
   from other funding options....           35,932           49,296         695,804          421,891
Units redeemed and transferred to
   other funding options.........        (435,942)        (438,679)       (353,652)        (303,257)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................        1,952,191        2,352,201       2,624,423        2,282,271
                                   ===============  ===============  ==============  ===============

                                              BHFTI AB                  BHFTI AMERICAN FUNDS(R)          BHFTI AMERICAN FUNDS(R)
                                      GLOBAL DYNAMIC ALLOCATION           BALANCED ALLOCATION               GROWTH ALLOCATION
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2018             2017            2018             2017            2018             2017
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........     234,041,870      252,960,506      220,323,596     234,371,003      122,012,392     128,517,470
Units issued and transferred
   from other funding options....       5,033,116        7,309,600       13,046,913      12,732,269        7,871,252       9,046,966
Units redeemed and transferred to
   other funding options.........    (26,203,665)     (26,228,236)     (30,291,201)    (26,779,676)     (16,392,653)    (15,552,044)
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------
Units end of year................     212,871,321      234,041,870      203,079,308     220,323,596      113,490,991     122,012,392
                                   ==============  ===============  ===============  ==============  ===============  ==============


                                                BHFTI                   BHFTI AMERICAN FUNDS(R)
                                      AMERICAN FUNDS(R) GROWTH            MODERATE ALLOCATION
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                         2018            2017             2018            2017
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........       73,869,010      77,428,972      111,929,949      121,315,385
Units issued and transferred
   from other funding options....       14,488,104      10,380,251        4,434,950        4,847,161
Units redeemed and transferred to
   other funding options.........     (15,679,809)    (13,940,213)     (15,339,293)     (14,232,597)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................       72,677,305      73,869,010      101,025,606      111,929,949
                                   ===============  ==============  ===============  ===============


                                              BHFTI AQR
                                        GLOBAL RISK BALANCED
                                             SUB-ACCOUNT
                                   -------------------------------
                                        2018             2017
                                   --------------  ---------------

Units beginning of year..........     202,498,724      221,364,216
Units issued and transferred
   from other funding options....       3,567,226        8,275,088
Units redeemed and transferred to
   other funding options.........    (23,999,372)     (27,140,580)
                                   --------------  ---------------
Units end of year................     182,066,578      202,498,724
                                   ==============  ===============

                                           BHFTI BLACKROCK
                                     GLOBAL TACTICAL STRATEGIES       BHFTI BLACKROCK HIGH YIELD
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   ------------------------------  --------------------------------
                                        2018            2017             2018             2017
                                   --------------  --------------  ---------------  ---------------

Units beginning of year..........     388,316,355     421,174,334        8,401,774        8,860,074
Units issued and transferred
   from other funding options....       6,393,453      10,727,762        1,892,652          913,219
Units redeemed and transferred to
   other funding options.........    (40,953,715)    (43,585,741)      (1,936,985)      (1,371,519)
                                   --------------  --------------  ---------------  ---------------
Units end of year................     353,756,093     388,316,355        8,357,441        8,401,774
                                   ==============  ==============  ===============  ===============


                                                 BHFTI                             BHFTI
                                   BRIGHTHOUSE ASSET ALLOCATION 100      BRIGHTHOUSE BALANCED PLUS
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   ---------------------------------  --------------------------------
                                         2018             2017             2018             2017
                                   ---------------  ---------------   ---------------  ---------------

Units beginning of year..........       30,589,042       33,538,308       528,210,748      536,906,397
Units issued and transferred
   from other funding options....        1,603,629          978,836        29,410,004       43,732,562
Units redeemed and transferred to
   other funding options.........      (4,428,439)      (3,928,102)      (54,453,717)     (52,428,211)
                                   ---------------  ---------------   ---------------  ---------------
Units end of year................       27,764,232       30,589,042       503,167,035      528,210,748
                                   ===============  ===============   ===============  ===============


                                                BHFTI                 BHFTI BRIGHTHOUSE/ABERDEEN
                                     BRIGHTHOUSE SMALL CAP VALUE        EMERGING MARKETS EQUITY
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------
                                        2018             2017            2018             2017
                                   ---------------  --------------  --------------  ---------------

Units beginning of year..........        8,335,979       9,362,462      35,923,134       39,351,974
Units issued and transferred
   from other funding options....          543,727         946,259       6,165,444        3,778,220
Units redeemed and transferred to
   other funding options.........      (1,513,806)     (1,972,742)     (7,035,636)      (7,207,060)
                                   ---------------  --------------  --------------  ---------------
Units end of year................        7,365,900       8,335,979      35,052,942       35,923,134
                                   ===============  ==============  ==============  ===============

                                         BHFTI BRIGHTHOUSE/                 BHFTI BRIGHTHOUSE/
                                        ARTISAN INTERNATIONAL            EATON VANCE FLOATING RATE
                                             SUB-ACCOUNT                        SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2018             2017             2018             2017
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........           28,148           27,485        5,324,129        5,632,610
Units issued and transferred
   from other funding options....            3,009            4,289        2,521,694        1,227,758
Units redeemed and transferred to
   other funding options.........          (1,116)          (3,626)      (1,419,193)      (1,536,239)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................           30,041           28,148        6,426,630        5,324,129
                                   ===============  ===============  ===============  ===============


                                      BHFTI BRIGHTHOUSE/FRANKLIN        BHFTI BRIGHTHOUSE/TEMPLETON
                                       LOW DURATION TOTAL RETURN            INTERNATIONAL BOND
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2018             2017             2018             2017
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       15,198,406       14,680,889        3,032,605        3,153,303
Units issued and transferred
   from other funding options....        2,636,228        3,497,683          221,615          313,147
Units redeemed and transferred to
   other funding options.........      (3,686,719)      (2,980,166)        (616,607)        (433,845)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       14,147,915       15,198,406        2,637,613        3,032,605
                                   ===============  ===============  ===============  ===============


                                     BHFTI BRIGHTHOUSE/WELLINGTON                  BHFTI
                                          LARGE CAP RESEARCH            CLARION GLOBAL REAL ESTATE
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2018             2017             2018             2017
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........          825,196          931,137       13,335,708       14,214,001
Units issued and transferred
   from other funding options....           22,090           28,514        1,017,953        1,423,759
Units redeemed and transferred to
   other funding options.........         (92,571)        (134,455)      (2,287,956)      (2,302,052)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................          754,715          825,196       12,065,705       13,335,708
                                   ===============  ===============  ===============  ===============

(a) For the period April 28, 2017 to December 31, 2017.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:


                                                                            BHFTI FIDELITY
                                                BHFTI              INSTITUTIONAL ASSET MANAGEMENT(R)
                                    CLEARBRIDGE AGGRESSIVE GROWTH          GOVERNMENT INCOME
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   ------------------------------  ----------------------------------
                                        2018            2017             2018             2017
                                   --------------  --------------  ---------------  ---------------

Units beginning of year..........      27,853,512      31,716,282       52,602,412       59,975,014
Units issued and transferred
   from other funding options....       1,653,771       2,581,853        6,041,394        5,408,710
Units redeemed and transferred to
   other funding options.........     (5,923,623)     (6,444,623)     (11,033,150)     (12,781,312)
                                   --------------  --------------  ---------------  ---------------
Units end of year................      23,583,660      27,853,512       47,610,656       52,602,412
                                   ==============  ==============  ===============  ===============



                                                 BHFTI                             BHFTI
                                     HARRIS OAKMARK INTERNATIONAL    INVESCO BALANCED-RISK ALLOCATION
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  ---------------------------------
                                         2018            2017              2018             2017
                                   ---------------  ---------------   ---------------  ---------------

Units beginning of year..........       20,719,834       23,007,569       827,358,429      818,076,929
Units issued and transferred
   from other funding options....        3,890,204        2,373,311        50,321,588      139,994,207
Units redeemed and transferred to
   other funding options.........      (3,557,889)      (4,661,046)     (112,416,156)    (130,712,707)
                                   ---------------  ---------------   ---------------  ---------------
Units end of year................       21,052,149       20,719,834       765,263,861      827,358,429
                                   ===============  ===============   ===============  ===============



                                                                                 BHFTI
                                       BHFTI INVESCO COMSTOCK          INVESCO SMALL CAP GROWTH
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------
                                        2018             2017            2018             2017
                                   ---------------  --------------  --------------  ---------------

Units beginning of year..........       32,917,318      36,743,760       9,589,654       10,669,549
Units issued and transferred
   from other funding options....        2,261,945       2,531,336       1,573,020        1,042,101
Units redeemed and transferred to
   other funding options.........      (5,754,183)     (6,357,778)     (2,144,164)      (2,121,996)
                                   ---------------  --------------  --------------  ---------------
Units end of year................       29,425,080      32,917,318       9,018,510        9,589,654
                                   ===============  ==============  ==============  ===============

                                                                           BHFTI JPMORGAN                        BHFTI
                                      BHFTI JPMORGAN CORE BOND        GLOBAL ACTIVE ALLOCATION         JPMORGAN SMALL CAP VALUE
                                             SUB-ACCOUNT                     SUB-ACCOUNT                      SUB-ACCOUNT
                                   ------------------------------  -------------------------------  -------------------------------
                                        2018            2017            2018             2017             2018            2017
                                   --------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........      30,860,383      31,064,359      828,047,798     848,098,850        1,032,660       1,141,302
Units issued and transferred
   from other funding options....       4,176,590       5,230,640      154,818,543      96,824,848           55,857          66,964
Units redeemed and transferred to
   other funding options.........     (6,427,690)     (5,434,616)    (112,860,400)   (116,875,900)        (148,326)       (175,606)
                                   --------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................      28,609,283      30,860,383      870,005,941     828,047,798          940,191       1,032,660
                                   ==============  ==============  ===============  ==============  ===============  ==============


                                                BHFTI                         BHFTI METLIFE
                                    LOOMIS SAYLES GLOBAL MARKETS        MULTI-INDEX TARGETED RISK
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2018            2017             2018            2017
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........        7,449,959        8,505,955     602,325,151      583,908,748
Units issued and transferred
   from other funding options....          818,562          510,413      61,553,063       86,847,499
Units redeemed and transferred to
   other funding options.........      (1,261,590)      (1,566,409)    (69,508,866)     (68,431,096)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................        7,006,931        7,449,959     594,369,348      602,325,151
                                   ===============  ===============  ==============  ===============


                                            BHFTI MFS(R)
                                       RESEARCH INTERNATIONAL
                                             SUB-ACCOUNT
                                   -------------------------------
                                        2018             2017
                                   --------------  ---------------

Units beginning of year..........      14,986,140       16,956,442
Units issued and transferred
   from other funding options....       1,408,933        1,073,153
Units redeemed and transferred to
   other funding options.........     (2,462,703)      (3,043,455)
                                   --------------  ---------------
Units end of year................      13,932,370       14,986,140
                                   ==============  ===============

                                        BHFTI MORGAN STANLEY                     BHFTI                       BHFTI PANAGORA
                                           MID CAP GROWTH              OPPENHEIMER GLOBAL EQUITY         GLOBAL DIVERSIFIED RISK
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  ------------------------------
                                        2018            2017             2018            2017             2018            2017
                                   --------------  ---------------  --------------  ---------------  --------------  --------------

Units beginning of year..........      11,326,489       12,770,536       1,939,475        2,333,207     128,771,774      95,787,147
Units issued and transferred
   from other funding options....       1,047,701          831,232          88,496           44,666       9,716,981      68,660,741
Units redeemed and transferred to
   other funding options.........     (2,925,257)      (2,275,279)       (336,504)        (438,398)    (31,833,264)    (35,676,114)
                                   --------------  ---------------  --------------  ---------------  --------------  --------------
Units end of year................       9,448,933       11,326,489       1,691,467        1,939,475     106,655,491     128,771,774
                                   ==============  ===============  ==============  ===============  ==============  ==============


                                             BHFTI PIMCO                                                     BHFTI SCHRODERS
                                      INFLATION PROTECTED BOND         BHFTI PIMCO TOTAL RETURN            GLOBAL MULTI-ASSET
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                         2018            2017             2018            2017            2018             2017
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........       43,727,125      43,749,123       83,642,926      84,045,933      442,077,911     459,001,172
Units issued and transferred
   from other funding options....        4,374,269       6,838,374        9,505,039      11,101,098      375,830,386      42,041,385
Units redeemed and transferred to
   other funding options.........      (8,021,022)     (6,860,372)     (16,607,856)    (11,504,105)    (138,467,950)    (58,964,646)
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................       40,080,372      43,727,125       76,540,109      83,642,926      679,440,347     442,077,911
                                   ===============  ==============  ===============  ==============  ===============  ==============

                                               BHFTI SSGA                                                        BHFTI
                                          GROWTH AND INCOME ETF           BHFTI SSGA GROWTH ETF      T. ROWE PRICE LARGE CAP VALUE
                                               SUB-ACCOUNT                     SUB-ACCOUNT                    SUB-ACCOUNT
                                     ------------------------------  ------------------------------  ------------------------------
                                          2018            2017            2018            2017            2018            2017
                                     --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year............      78,213,763      85,949,744      28,040,270      30,512,706      10,083,649      11,082,070
Units issued and transferred
   from other funding options......       2,423,048       3,342,742       1,630,444       1,656,294         836,376         694,387
Units redeemed and transferred to
   other funding options...........     (9,971,440)    (11,078,723)     (4,766,328)     (4,128,730)     (1,846,432)     (1,692,808)
                                     --------------  --------------  --------------  --------------  --------------  --------------
Units end of year..................      70,665,371      78,213,763      24,904,386      28,040,270       9,073,593      10,083,649
                                     ==============  ==============  ==============  ==============  ==============  ==============


                                                  BHFTI                                                       BHFTI VICTORY
                                      T. ROWE PRICE MID CAP GROWTH     BHFTI TCW CORE FIXED INCOME       SYCAMORE MID CAP VALUE
                                               SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                     ------------------------------  -------------------------------  ------------------------------
                                          2018            2017            2018             2017            2018            2017
                                     --------------  --------------  --------------  ---------------  --------------  --------------

Units beginning of year............      22,282,585      25,320,043          34,566           29,430       6,509,324       7,068,224
Units issued and transferred
   from other funding options......       1,999,060       1,816,483           2,856            7,916         421,989         777,950
Units redeemed and transferred to
   other funding options...........     (4,619,517)     (4,853,941)         (6,703)          (2,780)     (1,403,414)     (1,336,850)
                                     --------------  --------------  --------------  ---------------  --------------  --------------
Units end of year..................      19,662,128      22,282,585          30,719           34,566       5,527,899       6,509,324
                                     ==============  ==============  ==============  ===============  ==============  ==============

(a) For the period April 28, 2017 to December 31, 2017.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:


                                         BHFTI WELLS CAPITAL                 BHFTII BAILLIE
                                      MANAGEMENT MID CAP VALUE         GIFFORD INTERNATIONAL STOCK
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2018            2017             2018             2017
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........        5,092,444        5,715,456      19,385,638       22,804,816
Units issued and transferred
   from other funding options....          874,015          464,666       3,089,235        1,193,108
Units redeemed and transferred to
   other funding options.........        (935,449)      (1,087,678)     (3,846,053)      (4,612,286)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................        5,031,010        5,092,444      18,628,820       19,385,638
                                   ===============  ===============  ==============  ===============


                                                                            BHFTII BLACKROCK
                                    BHFTII BLACKROCK BOND INCOME          CAPITAL APPRECIATION
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2018            2017             2018             2017
                                   ---------------  ---------------  --------------  ---------------

Units beginning of year..........        1,210,717        1,269,349         510,906          584,767
Units issued and transferred
   from other funding options....          269,116          185,324      12,277,614           31,373
Units redeemed and transferred to
   other funding options.........        (217,112)        (243,956)       (653,219)        (105,234)
                                   ---------------  ---------------  --------------  ---------------
Units end of year................        1,262,721        1,210,717      12,135,301          510,906
                                   ===============  ===============  ==============  ===============


                                          BHFTII BLACKROCK                       BHFTII
                                        ULTRA-SHORT TERM BOND        BRIGHTHOUSE ASSET ALLOCATION 20
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  ---------------------------------
                                        2018             2017             2018             2017
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........       28,762,874      33,915,071        6,959,208        7,192,154
Units issued and transferred
   from other funding options....       14,146,935       9,070,046        2,773,172        2,264,541
Units redeemed and transferred to
   other funding options.........     (13,995,141)    (14,222,243)      (2,389,847)      (2,497,487)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................       28,914,668      28,762,874        7,342,533        6,959,208
                                   ===============  ==============  ===============  ===============

                                               BHFTII                            BHFTII
                                   BRIGHTHOUSE ASSET ALLOCATION 40   BRIGHTHOUSE ASSET ALLOCATION 60
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                        2018             2017             2018             2017
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........      233,277,672      266,351,270      369,390,513      407,551,536
Units issued and transferred
   from other funding options....        3,319,688        4,120,087        6,602,677        8,130,613
Units redeemed and transferred to
   other funding options.........     (33,690,658)     (37,193,685)     (46,925,815)     (46,291,636)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................      202,906,702      233,277,672      329,067,375      369,390,513
                                   ===============  ===============  ===============  ===============


                                               BHFTII                  BHFTII BRIGHTHOUSE/ARTISAN
                                   BRIGHTHOUSE ASSET ALLOCATION 80            MID CAP VALUE
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                        2018             2017             2018             2017
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........      320,858,282      353,810,551        7,979,852        9,275,939
Units issued and transferred
   from other funding options....        6,439,520        6,230,447          416,969          755,020
Units redeemed and transferred to
   other funding options.........     (38,060,221)     (39,182,716)      (1,424,014)      (2,051,107)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................      289,237,581      320,858,282        6,972,807        7,979,852
                                   ===============  ===============  ===============  ===============


                                   BHFTII BRIGHTHOUSE/DIMENSIONAL     BHFTII BRIGHTHOUSE/WELLINGTON
                                     INTERNATIONAL SMALL COMPANY        CORE EQUITY OPPORTUNITIES
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                        2018             2017             2018             2017
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        2,741,436        2,814,983       26,398,229       29,665,645
Units issued and transferred
   from other funding options....          777,861          532,375          774,169        1,185,952
Units redeemed and transferred to
   other funding options.........        (717,351)        (605,922)      (5,082,966)      (4,453,368)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        2,801,946        2,741,436       22,089,432       26,398,229
                                   ===============  ===============  ===============  ===============

                                                 BHFTII
                                         FRONTIER MID CAP GROWTH          BHFTII JENNISON GROWTH
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  -------------------------------
                                           2018            2017            2018             2017
                                     ---------------  --------------  --------------  ---------------

Units beginning of year............        2,948,860       3,317,626      18,321,429       21,756,762
Units issued and transferred
   from other funding options......          254,869         298,509       3,165,531        1,341,781
Units redeemed and transferred to
   other funding options...........        (610,762)       (667,275)     (4,854,157)      (4,777,114)
                                     ---------------  --------------  --------------  ---------------
Units end of year..................        2,592,967       2,948,860      16,632,803       18,321,429
                                     ===============  ==============  ==============  ===============


                                                 BHFTII                          BHFTII
                                      LOOMIS SAYLES SMALL CAP CORE   LOOMIS SAYLES SMALL CAP GROWTH
                                               SUB-ACCOUNT                     SUB-ACCOUNT
                                     ------------------------------  -------------------------------
                                          2018            2017             2018            2017
                                     --------------  --------------  ---------------  --------------

Units beginning of year............         215,634         241,747           14,487          15,428
Units issued and transferred
   from other funding options......          15,540          31,506            2,463             605
Units redeemed and transferred to
   other funding options...........        (22,817)        (57,619)          (4,061)         (1,546)
                                     --------------  --------------  ---------------  --------------
Units end of year..................         208,357         215,634           12,889          14,487
                                     ==============  ==============  ===============  ==============


                                                 BHFTII                           BHFTII
                                      METLIFE AGGREGATE BOND INDEX      METLIFE MID CAP STOCK INDEX
                                               SUB-ACCOUNT                      SUB-ACCOUNT
                                     -------------------------------  ------------------------------
                                          2018             2017            2018            2017
                                     --------------  ---------------  --------------  --------------

Units beginning of year............      21,705,738       21,606,441       5,121,934       5,338,539
Units issued and transferred
   from other funding options......       4,011,610        4,669,594         772,111         858,977
Units redeemed and transferred to
   other funding options...........     (5,200,497)      (4,570,297)     (1,086,869)     (1,075,582)
                                     --------------  ---------------  --------------  --------------
Units end of year..................      20,516,851       21,705,738       4,807,176       5,121,934
                                     ==============  ===============  ==============  ==============

                                               BHFTII                           BHFTII
                                     METLIFE MSCI EAFE(R) INDEX      METLIFE RUSSELL 2000(R) INDEX     BHFTII METLIFE STOCK INDEX
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                         2018            2017             2018            2017            2018             2017
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........        8,636,458       9,185,190        4,832,284       5,131,926       22,657,750      25,218,819
Units issued and transferred
   from other funding options....        1,471,651       1,063,255        1,071,304         858,761        3,884,794       2,587,348
Units redeemed and transferred to
   other funding options.........      (1,469,703)     (1,611,987)      (1,076,518)     (1,158,403)      (5,191,822)     (5,148,417)
                                   ---------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................        8,638,406       8,636,458        4,827,070       4,832,284       21,350,722      22,657,750
                                   ===============  ==============  ===============  ==============  ===============  ==============


                                                                                                                 BHFTII
                                     BHFTII MFS(R) TOTAL RETURN           BHFTII MFS(R) VALUE           NEUBERGER BERMAN GENESIS
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  ------------------------------
                                        2018             2017            2018            2017             2018            2017
                                   --------------  ---------------  --------------  ---------------  --------------  --------------

Units beginning of year..........         607,860          645,393      10,064,425       11,015,597       4,920,073       5,470,799
Units issued and transferred
   from other funding options....          32,811           61,042       1,313,891        1,035,297         320,327         347,072
Units redeemed and transferred to
   other funding options.........        (93,043)         (98,575)     (2,032,971)      (1,986,469)       (927,239)       (897,798)
                                   --------------  ---------------  --------------  ---------------  --------------  --------------
Units end of year................         547,628          607,860       9,345,345       10,064,425       4,313,161       4,920,073
                                   ==============  ===============  ==============  ===============  ==============  ==============

(a) For the period April 28, 2017 to December 31, 2017.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:



                                                BHFTII                           BHFTII
                                    T. ROWE PRICE LARGE CAP GROWTH   T. ROWE PRICE SMALL CAP GROWTH
                                              SUB-ACCOUNT                      SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2018             2017            2018             2017
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       16,507,642       17,003,069          336,378          373,919
Units issued and transferred
   from other funding options....        4,597,720        3,782,782           51,229           46,589
Units redeemed and transferred to
   other funding options.........      (4,271,559)      (4,278,209)         (74,915)         (84,130)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       16,833,803       16,507,642          312,692          336,378
                                   ===============  ===============  ===============  ===============


                                                                                BHFTII
                                            BHFTII VANECK              WESTERN ASSET MANAGEMENT
                                      GLOBAL NATURAL RESOURCES       STRATEGIC BOND OPPORTUNITIES
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                        2018             2017            2018             2017
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........       7,083,667        6,924,892       31,331,458       32,852,094
Units issued and transferred
   from other funding options....       1,309,071        2,048,769        3,488,138        2,776,153
Units redeemed and transferred to
   other funding options.........     (1,507,846)      (1,889,994)      (5,729,929)      (4,296,789)
                                   --------------  ---------------  ---------------  ---------------
Units end of year................       6,884,892        7,083,667       29,089,667       31,331,458
                                   ==============  ===============  ===============  ===============



                                        BHFTII WESTERN ASSET
                                     MANAGEMENT U.S. GOVERNMENT     BLACKROCK GLOBAL ALLOCATION V.I.
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   -------------------------------  ---------------------------------
                                        2018             2017             2018             2017
                                   --------------  ---------------  ---------------  ---------------

Units beginning of year..........      13,730,177       14,126,610          128,262          123,935
Units issued and transferred
   from other funding options....       2,157,907        1,972,768          235,612           10,374
Units redeemed and transferred to
   other funding options.........     (3,023,965)      (2,369,201)         (36,295)          (6,047)
                                   --------------  ---------------  ---------------  ---------------
Units end of year................      12,864,119       13,730,177          327,579          128,262
                                   ==============  ===============  ===============  ===============

                                            DWS CROCI(R)
                                          INTERNATIONAL VIP           FEDERATED HIGH INCOME BOND
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------
                                        2018             2017            2018             2017
                                   ---------------  --------------  --------------  ---------------

Units beginning of year..........        1,302,718       1,416,905             168            2,435
Units issued and transferred
   from other funding options....           59,066          53,127             336               --
Units redeemed and transferred to
   other funding options.........        (172,657)       (167,314)           (336)          (2,267)
                                   ---------------  --------------  --------------  ---------------
Units end of year................        1,189,127       1,302,718             168              168
                                   ===============  ==============  ==============  ===============



                                           FEDERATED KAUFMAN           FIDELITY(R) VIP ASSET MANAGER
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2018             2017             2018            2017
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........            5,219            5,331        4,080,387        4,493,375
Units issued and transferred
   from other funding options....            5,211               --          384,874           84,551
Units redeemed and transferred to
   other funding options.........          (5,219)            (112)        (880,992)        (497,539)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................            5,211            5,219        3,584,269        4,080,387
                                   ===============  ===============  ===============  ===============



                                     FIDELITY(R) VIP CONTRAFUND       FIDELITY(R) VIP EQUITY-INCOME
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2018            2017             2018             2017
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........       20,143,633       21,259,478          216,963          230,181
Units issued and transferred
   from other funding options....        2,042,711        1,502,897          197,453              807
Units redeemed and transferred to
   other funding options.........      (3,702,897)      (2,618,742)        (226,094)         (14,025)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................       18,483,447       20,143,633          188,322          216,963
                                   ===============  ===============  ===============  ===============


                                   FIDELITY(R) VIP FUNDSMANAGER 50%   FIDELITY(R) VIP FUNDSMANAGER 60%
                                              SUB-ACCOUNT                        SUB-ACCOUNT
                                   ---------------------------------  ---------------------------------
                                         2018             2017              2018             2017
                                    ---------------  ---------------   ---------------  ---------------

Units beginning of year..........       316,884,820      339,562,460       191,801,626      250,989,708
Units issued and transferred
   from other funding options....           472,401          391,910           433,342          717,060
Units redeemed and transferred to
   other funding options.........      (42,185,189)     (23,069,550)      (30,798,521)     (59,905,142)
                                    ---------------  ---------------   ---------------  ---------------
Units end of year................       275,172,032      316,884,820       161,436,447      191,801,626
                                    ===============  ===============   ===============  ===============


                                           FIDELITY(R) VIP
                                       GOVERNMENT MONEY MARKET          FIDELITY(R) VIP GROWTH
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   ------------------------------  --------------------------------
                                        2018            2017             2018             2017
                                   --------------  --------------  ---------------  ---------------

Units beginning of year..........       2,578,960       2,758,925        5,678,425        6,179,280
Units issued and transferred
   from other funding options....         581,291         388,054          886,033          111,870
Units redeemed and transferred to
   other funding options.........       (605,837)       (568,019)      (1,348,237)        (612,725)
                                   --------------  --------------  ---------------  ---------------
Units end of year................       2,554,414       2,578,960        5,216,221        5,678,425
                                   ==============  ==============  ===============  ===============



                                       FIDELITY(R) VIP INDEX 500          FIDELITY(R) VIP MID CAP
                                              SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  --------------------------------
                                         2018             2017             2018             2017
                                   ---------------  ---------------  ---------------  ---------------

Units beginning of year..........        1,974,819        2,222,100        5,822,703        6,382,115
Units issued and transferred
   from other funding options....            4,366            6,441          356,491          283,381
Units redeemed and transferred to
   other funding options.........        (205,993)        (253,722)        (923,325)        (842,793)
                                   ---------------  ---------------  ---------------  ---------------
Units end of year................        1,773,192        1,974,819        5,255,869        5,822,703
                                   ===============  ===============  ===============  ===============

                                                                                                                 FTVIPT
                                      FIDELITY(R) VIP OVERSEAS        FTVIPT FRANKLIN INCOME VIP       FRANKLIN MUTUAL SHARES VIP
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2018            2017             2018             2017            2018             2017
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........         307,530          333,151       3,717,519        4,031,843       3,858,849        4,164,982
Units issued and transferred
   from other funding options....         325,096           10,042         219,389          214,167         197,548          244,343
Units redeemed and transferred to
   other funding options.........       (341,807)         (35,663)       (613,479)        (528,491)       (638,396)        (550,476)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................         290,819          307,530       3,323,429        3,717,519       3,418,001        3,858,849
                                   ==============  ===============  ==============  ===============  ==============  ===============


                                               FTVIPT                                                            FTVIPT
                                    FRANKLIN SMALL CAP VALUE VIP     FTVIPT TEMPLETON FOREIGN VIP       TEMPLETON GLOBAL BOND VIP
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2018            2017             2018             2017            2018             2017
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------

Units beginning of year..........       7,335,249        7,878,700       1,993,298        2,245,781      10,914,647       11,303,555
Units issued and transferred
   from other funding options....         448,461          707,589         256,457           84,038       1,242,122          980,861
Units redeemed and transferred to
   other funding options.........     (1,093,638)      (1,251,040)       (257,025)        (336,521)     (1,863,137)      (1,369,769)
                                   --------------  ---------------  --------------  ---------------  --------------  ---------------
Units end of year................       6,690,072        7,335,249       1,992,730        1,993,298      10,293,632       10,914,647
                                   ==============  ===============  ==============  ===============  ==============  ===============

(a) For the period April 28, 2017 to December 31, 2017.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONTINUED)
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:


                                    INVESCO V.I. AMERICAN FRANCHISE       INVESCO V.I. CORE EQUITY
                                              SUB-ACCOUNT                        SUB-ACCOUNT
                                   --------------------------------  ----------------------------------
                                         2018            2017              2018              2017
                                   ---------------  ---------------  ----------------  ----------------

Units beginning of year..........            1,440            1,514            17,258            25,350
Units issued and transferred
   from other funding options....            2,812               --            34,057                13
Units redeemed and transferred to
   other funding options.........          (4,025)             (74)          (34,961)           (8,105)
                                   ---------------  ---------------  ----------------  ----------------
Units end of year................              227            1,440            16,354            17,258
                                   ===============  ===============  ================  ================


                                    INVESCO V.I. EQUITY AND INCOME      INVESCO V.I. GROWTH AND INCOME
                                              SUB-ACCOUNT                         SUB-ACCOUNT
                                   ----------------------------------  ---------------------------------
                                         2018              2017             2018              2017
                                   ----------------  ----------------  ---------------  ----------------

Units beginning of year..........        25,769,702        27,024,285               84                87
Units issued and transferred
   from other funding options....         1,947,016         1,983,344              168                 3
Units redeemed and transferred to
   other funding options.........       (3,860,887)       (3,237,927)            (169)               (6)
                                   ----------------  ----------------  ---------------  ----------------
Units end of year................        23,855,831        25,769,702               83                84
                                   ================  ================  ===============  ================


                                   INVESCO V.I. INTERNATIONAL GROWTH        IVY VIP ASSET STRATEGY
                                              SUB-ACCOUNT                         SUB-ACCOUNT
                                   ----------------------------------  --------------------------------
                                         2018              2017              2018            2017
                                   ----------------  ----------------  ---------------  ---------------

Units beginning of year..........         7,575,169         8,293,250           19,310           15,823
Units issued and transferred
   from other funding options....           876,815           425,507              444            8,125
Units redeemed and transferred to
   other funding options.........       (1,139,762)       (1,143,588)          (3,163)          (4,638)
                                   ----------------  ----------------  ---------------  ---------------
Units end of year................         7,312,222         7,575,169           16,591           19,310
                                   ================  ================  ===============  ===============

                                         LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE
                                     VARIABLE AGGRESSIVE GROWTH          VARIABLE APPRECIATION         VARIABLE DIVIDEND STRATEGY
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  ------------------------------
                                        2018             2017            2018             2017            2018            2017
                                   --------------  ---------------  --------------  ---------------  --------------  --------------

Units beginning of year..........      10,637,575       10,932,298       7,854,907        7,615,066       8,474,807       8,906,934
Units issued and transferred
   from other funding options....       1,238,938        1,147,678       1,509,071        1,105,973         702,784         680,091
Units redeemed and transferred to
   other funding options.........     (1,569,651)      (1,442,401)     (1,249,108)        (866,132)     (1,382,511)     (1,112,218)
                                   --------------  ---------------  --------------  ---------------  --------------  --------------
Units end of year................      10,306,862       10,637,575       8,114,870        7,854,907       7,795,080       8,474,807
                                   ==============  ===============  ==============  ===============  ==============  ==============


                                         LMPVET CLEARBRIDGE              LMPVET CLEARBRIDGE               LMPVET CLEARBRIDGE
                                      VARIABLE LARGE CAP GROWTH       VARIABLE LARGE CAP VALUE         VARIABLE SMALL CAP GROWTH
                                             SUB-ACCOUNT                     SUB-ACCOUNT                      SUB-ACCOUNT
                                   ------------------------------  -------------------------------  -------------------------------
                                        2018            2017            2018             2017            2018             2017
                                   --------------  --------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........         101,448         121,433          248,434         342,723        3,504,028       3,770,232
Units issued and transferred
   from other funding options....           4,206          11,652           19,346          27,563          592,622         323,916
Units redeemed and transferred to
   other funding options.........        (35,968)        (31,637)         (34,917)       (121,852)        (779,645)       (590,120)
                                   --------------  --------------  ---------------  --------------  ---------------  --------------
Units end of year................          69,686         101,448          232,863         248,434        3,317,005       3,504,028
                                   ==============  ==============  ===============  ==============  ===============  ==============

                                         LMPVET QS VARIABLE                                                   LMPVET
                                         CONSERVATIVE GROWTH         LMPVET QS VARIABLE GROWTH      QS VARIABLE MODERATE GROWTH
                                             SUB-ACCOUNT                    SUB-ACCOUNT                     SUB-ACCOUNT
                                   ------------------------------  ------------------------------  ------------------------------
                                        2018            2017            2018            2017            2018            2017
                                   --------------  --------------  --------------  --------------  --------------  --------------

Units beginning of year..........       1,529,846       1,657,879       3,596,291       3,963,257          34,884          45,938
Units issued and transferred
   from other funding options....          45,265          55,440          69,629          68,248             230           2,326
Units redeemed and transferred to
   other funding options.........       (237,742)       (183,473)       (479,417)       (435,214)         (9,373)        (13,380)
                                   --------------  --------------  --------------  --------------  --------------  --------------
Units end of year................       1,337,369       1,529,846       3,186,503       3,596,291          25,741          34,884
                                   ==============  ==============  ==============  ==============  ==============  ==============


                                        LMPVIT WESTERN ASSET
                                   VARIABLE GLOBAL HIGH YIELD BOND     MFS(R) VIT INVESTORS TRUST
                                             SUB-ACCOUNT                       SUB-ACCOUNT
                                   --------------------------------  -------------------------------
                                         2018            2017              2018            2017
                                   ---------------  --------------   ---------------  --------------

Units beginning of year..........        3,326,625       3,567,957               581           1,033
Units issued and transferred
   from other funding options....          541,902         241,167               273              --
Units redeemed and transferred to
   other funding options.........        (570,581)       (482,499)             (581)           (452)
                                   ---------------  --------------   ---------------  --------------
Units end of year................        3,297,946       3,326,625               273             581
                                   ===============  ==============   ===============  ==============



                                      MFS(R) VIT NEW DISCOVERY
                                             SUB-ACCOUNT
                                   -------------------------------
                                        2018             2017
                                   ---------------  --------------

Units beginning of year..........              395           3,102
Units issued and transferred
   from other funding options....              739              --
Units redeemed and transferred to
   other funding options.........            (641)         (2,707)
                                   ---------------  --------------
Units end of year................              493             395
                                   ===============  ==============

                                                                          MORGAN STANLEY VIF
                                         MFS(R) VIT RESEARCH             GLOBAL INFRASTRUCTURE          NEUBERGER BERMAN GENESIS
                                             SUB-ACCOUNT                      SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  -------------------------------  -------------------------------
                                        2018             2017            2018             2017             2018            2017
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------

Units beginning of year..........           1,908            2,377           40,450          41,674              181             246
Units issued and transferred
   from other funding options....           2,275               --            2,575           7,828               --              --
Units redeemed and transferred to
   other funding options.........         (2,335)            (469)          (5,394)         (9,052)               --            (65)
                                   --------------  ---------------  ---------------  --------------  ---------------  --------------
Units end of year................           1,848            1,908           37,631          40,450              181             181
                                   ==============  ===============  ===============  ==============  ===============  ==============


                                             OPPENHEIMER                      OPPENHEIMER
                                    VA GLOBAL MULTI-ALTERNATIVES          VA GOVERNMENT MONEY
                                             SUB-ACCOUNT                      SUB-ACCOUNT
                                   -------------------------------  --------------------------------
                                         2018          2017 (A)           2018            2017
                                   ---------------  --------------  ---------------  ---------------

Units beginning of year..........           25,489              --              613              640
Units issued and transferred
   from other funding options....              810          26,067            1,170               --
Units redeemed and transferred to
   other funding options.........          (2,209)           (578)          (1,198)             (27)
                                   ---------------  --------------  ---------------  ---------------
Units end of year................           24,090          25,489              585              613
                                   ===============  ==============  ===============  ===============


                                             OPPENHEIMER
                                      VA MAIN STREET SMALL CAP
                                             SUB-ACCOUNT
                                   -------------------------------
                                        2018             2017
                                   --------------  ---------------

Units beginning of year..........       3,322,847        3,684,082
Units issued and transferred
   from other funding options....         216,778          213,969
Units redeemed and transferred to
   other funding options.........       (677,222)        (575,204)
                                   --------------  ---------------
Units end of year................       2,862,403        3,322,847
                                   ==============  ===============

(a) For the period April 28, 2017 to December 31, 2017.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



7.  SCHEDULES OF UNITS -- (CONCLUDED)
    FOR THE YEARS ENDED DECEMBER 31, 2018 AND 2017:


                                             OPPENHEIMER VA                     PIMCO VIT
                                               MAIN STREET           COMMODITYREALRETURN(R) STRATEGY
                                               SUB-ACCOUNT                     SUB-ACCOUNT
                                     ------------------------------  --------------------------------
                                          2018            2017             2018            2017
                                     --------------  --------------   --------------  --------------

Units beginning of year............          11,112          11,492           64,010          64,637
Units issued and transferred
   from other funding options......          11,025              --            3,472          12,274
Units redeemed and transferred to
   other funding options...........        (20,742)           (380)          (6,195)        (12,901)
                                     --------------  --------------   --------------  --------------
Units end of year..................           1,395          11,112           61,287          64,010
                                     ==============  ==============   ==============  ==============


                                                PIMCO VIT                       PIMCO VIT
                                              DYNAMIC BOND                EMERGING MARKETS BOND         PIONEER VCT MID CAP VALUE
                                               SUB-ACCOUNT                     SUB-ACCOUNT                     SUB-ACCOUNT
                                     ------------------------------  -------------------------------  ------------------------------
                                          2018            2017            2018             2017            2018            2017
                                     --------------  --------------  ---------------  --------------  --------------  --------------

Units beginning of year............          55,031          56,423           82,983          62,989       1,243,008       1,342,318
Units issued and transferred
   from other funding options......           9,680           8,259            8,585          26,806         117,141         112,362
Units redeemed and transferred to
   other funding options...........        (11,080)         (9,651)         (12,264)         (6,812)       (211,406)       (211,672)
                                     --------------  --------------  ---------------  --------------  --------------  --------------
Units end of year..................          53,631          55,031           79,304          82,983       1,148,743       1,243,008
                                     ==============  ==============  ===============  ==============  ==============  ==============



                                     PIONEER VCT REAL ESTATE SHARES
                                               SUB-ACCOUNT
                                     -------------------------------
                                          2018             2017
                                     --------------  ---------------

Units beginning of year............           7,888            8,268
Units issued and transferred
   from other funding options......             837              640
Units redeemed and transferred to
   other funding options...........         (1,205)          (1,020)
                                     --------------  ---------------
Units end of year..................           7,520            7,888
                                     ==============  ===============


                                    T. ROWE PRICE GOVERNMENT MONEY       T. ROWE PRICE GROWTH STOCK
                                              SUB-ACCOUNT                        SUB-ACCOUNT
                                   ---------------------------------  ---------------------------------
                                         2018             2017              2018             2017
                                   ----------------  ---------------  ---------------  ----------------

Units beginning of year..........            22,810           31,086           38,028            40,267
Units issued and transferred
   from other funding options....             3,033            1,008            1,624             5,530
Units redeemed and transferred to
   other funding options.........          (15,362)          (9,284)          (4,745)           (7,769)
                                   ----------------  ---------------  ---------------  ----------------
Units end of year................            10,481           22,810           34,907            38,028
                                   ================  ===============  ===============  ================


                                                                               TAP 1919 VARIABLE
                                   T. ROWE PRICE INTERNATIONAL STOCK     SOCIALLY RESPONSIVE BALANCED
                                              SUB-ACCOUNT                         SUB-ACCOUNT
                                   ----------------------------------  --------------------------------
                                         2018             2017               2018             2017
                                    ---------------  ---------------   ---------------  ---------------

Units beginning of year..........            26,224           24,670             3,165            3,566
Units issued and transferred
   from other funding options....             1,056            1,850               734               23
Units redeemed and transferred to
   other funding options.........             (789)            (296)             (143)            (424)
                                    ---------------  ---------------   ---------------  ---------------
Units end of year................            26,491           26,224             3,756            3,165
                                    ===============  ===============   ===============  ===============

(a) For the period April 28, 2017 to December 31, 2017.

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS


The Company sells a number of variable annuity products which have unique combinations of features and fees, some of which directly affect the unit values of the Sub-Accounts. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns.

The following table is a summary of unit values and units outstanding for the Contracts, net investment income ratios, and expense ratios, excluding expenses for the underlying portfolio, series or fund, for the respective stated periods in the five years ended December 31, 2018:

                                                      AS OF DECEMBER 31
                                        --------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                            UNITS       HIGHEST ($)     ASSETS ($)
                                        ------------  ---------------  -------------
  Alger Small Cap Growth          2018     2,688,052    18.10 - 18.60     49,200,272
     Sub-Account                  2017     2,933,840    18.10 - 18.57     53,660,724
                                  2016     3,200,478    14.26 - 14.61     46,089,499
                                  2015     3,508,832    13.61 - 13.92     48,208,209
                                  2014     3,970,857    14.28 - 14.58     57,195,868

  American Funds(R) Bond          2018     7,204,717     9.68 - 19.92    124,089,879
     Sub-Account                  2017     7,338,385     9.95 - 20.26    135,763,632
                                  2016     7,293,353     9.80 - 19.73    132,721,070
                                  2015     8,159,989    16.20 - 19.35    146,511,985
                                  2014     8,333,829    16.47 - 19.48    151,245,946

  American Funds(R) Global        2018     6,019,155    15.27 - 52.13    259,695,866
     Growth Sub-Account           2017     6,214,664    17.14 - 57.83    313,542,010
                                  2016     6,980,723    13.31 - 44.38    277,038,594
                                  2015     7,480,782    34.27 - 44.51    300,649,358
                                  2014     8,193,931    32.79 - 42.00    312,209,187

  American Funds(R) Global Small  2018     2,457,371    13.72 - 44.58     94,290,816
     Capitalization Sub-Account   2017     2,697,437    15.67 - 50.28    119,807,921
                                  2016     2,939,876    12.70 - 40.30    106,488,578
                                  2015     3,123,694    12.77 - 39.82    113,155,266
                                  2014     3,297,014    13.05 - 40.07    122,112,070

  American Funds(R) Growth        2018     1,952,191  244.49 - 400.00    639,631,254
     Sub-Account                  2017     2,352,201  250.83 - 404.60    785,751,753
                                  2016     2,741,584  200.05 - 318.18    724,894,313
                                  2015     3,075,557  186.96 - 293.21    754,095,254
                                  2014     3,527,704  179.03 - 276.84    821,201,132

  American Funds(R)               2018     2,624,423   17.95 - 258.85    348,945,965
     Growth-Income Sub-Account    2017     2,282,271   18.66 - 265.93    403,461,557
                                  2016     2,163,637   15.56 - 219.23    363,982,389
                                  2015     2,179,793  126.48 - 198.34    358,450,579
                                  2014     2,378,568  127.56 - 197.24    390,905,716

  BHFTI AB Global Dynamic         2018   212,871,321    11.87 - 13.27  2,720,841,165
     Allocation Sub-Account       2017   234,041,870    13.06 - 14.39  3,260,338,788
                                  2016   252,960,506    11.77 - 12.78  3,143,878,353
                                  2015   263,678,991    11.63 - 12.45  3,205,371,897
                                  2014   275,344,937    11.84 - 12.49  3,373,491,338

  BHFTI American Funds(R)         2018   203,079,308    13.35 - 15.59  2,963,267,735
     Balanced Allocation          2017   220,323,596    14.29 - 16.44  3,411,543,507
     Sub-Account                  2016   234,371,003    12.52 - 14.20  3,152,567,972
                                  2015   246,263,553    11.89 - 13.29  3,117,922,583
                                  2014   264,143,945    12.26 - 13.41  3,417,834,574

                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  Alger Small Cap Growth          2018         --        1.25 - 1.40           0.02 - 0.17
     Sub-Account                  2017         --        1.25 - 1.40         26.95 - 27.14
                                  2016         --        1.25 - 1.40           4.76 - 4.92
                                  2015         --        1.25 - 1.40       (4.66) - (4.52)
                                  2014         --        1.25 - 1.40       (0.96) - (0.81)

  American Funds(R) Bond          2018       2.35        0.95 - 1.90       (2.66) - (1.66)
     Sub-Account                  2017       1.93        0.95 - 1.90           1.45 - 2.69
                                  2016       1.64        0.95 - 1.90         (1.68) - 1.97
                                  2015       1.68        0.95 - 1.90       (1.61) - (0.67)
                                  2014       1.94        0.95 - 1.90           3.30 - 4.28

  American Funds(R) Global        2018       0.65        0.90 - 2.30      (11.12) - (9.86)
     Growth Sub-Account           2017       0.64        0.90 - 2.30         28.49 - 30.30
                                  2016       0.91        0.90 - 2.30         (1.67) - 2.43
                                  2015       0.99        0.90 - 2.30           4.51 - 5.98
                                  2014       1.16        0.90 - 2.30         (0.01) - 1.40

  American Funds(R) Global Small  2018       0.08        0.89 - 1.90     (12.41) - (11.34)
     Capitalization Sub-Account   2017       0.43        0.89 - 1.90         23.39 - 24.78
                                  2016       0.25        0.89 - 1.90           0.18 - 2.23
                                  2015         --        0.89 - 1.90       (6.47) - (0.62)
                                  2014       0.12        0.89 - 1.90           0.20 - 1.67

  American Funds(R) Growth        2018       0.41        0.89 - 2.30       (2.53) - (1.14)
     Sub-Account                  2017       0.49        0.89 - 2.30         25.38 - 27.16
                                  2016       0.76        0.89 - 2.30           7.00 - 8.52
                                  2015       0.58        0.89 - 2.30           4.43 - 5.91
                                  2014       0.77        0.89 - 2.30           6.04 - 7.55

  American Funds(R)               2018       1.36        0.89 - 2.30       (4.03) - (2.66)
     Growth-Income Sub-Account    2017       1.38        0.89 - 2.30         19.61 - 21.30
                                  2016       1.47        0.89 - 2.30          6.81 - 10.53
                                  2015       1.28        0.89 - 2.30         (0.85) - 0.56
                                  2014       1.27        0.89 - 2.30           8.12 - 9.65

  BHFTI AB Global Dynamic         2018       1.66        0.90 - 2.35       (9.14) - (7.81)
     Allocation Sub-Account       2017       1.48        0.90 - 2.35         10.99 - 12.60
                                  2016       1.58        0.90 - 2.35         (0.62) - 2.67
                                  2015       3.28        0.90 - 2.35       (1.76) - (0.32)
                                  2014       1.94        0.90 - 2.35           0.77 - 6.39

  BHFTI American Funds(R)         2018       1.46        0.90 - 2.35       (6.55) - (5.17)
     Balanced Allocation          2017       1.49        0.90 - 2.35         14.15 - 15.81
     Sub-Account                  2016       1.62        0.90 - 2.35           2.90 - 6.84
                                  2015       1.40        0.90 - 2.35       (4.60) - (0.37)
                                  2014       1.27        1.00 - 2.35         (0.35) - 4.99

                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        --------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                            UNITS       HIGHEST ($)      ASSETS ($)
                                        ------------  ---------------  -------------
  BHFTI American Funds(R) Growth  2018   113,490,991    13.84 - 16.16  1,707,533,593
     Allocation Sub-Account       2017   122,012,392    15.03 - 17.30  1,978,846,627
                                  2016   128,517,470    12.68 - 14.39  1,744,990,829
                                  2015   137,469,623    11.92 - 13.12  1,740,439,216
                                  2014   142,940,560    12.29 - 13.37  1,852,260,667

  BHFTI American Funds(R) Growth  2018    72,677,305     1.92 - 20.08    701,041,738
     Growth Sub-Account           2017    73,869,010     1.96 - 20.37    747,840,737
                                  2016    77,428,972     1.55 - 16.08    654,182,440
                                  2015    77,730,599     1.44 - 14.88    640,713,098
                                  2014    71,860,704     1.37 - 13.78    648,671,484

  BHFTI American Funds(R)         2018   101,025,606    12.69 - 14.82  1,402,819,681
     Moderate Allocation          2017   111,929,949    13.45 - 15.48  1,633,368,044
     Sub-Account                  2016   121,315,385    12.19 - 13.83  1,590,453,756
                                  2015   126,162,585    11.66 - 13.04  1,567,578,863
                                  2014   137,310,606    12.03 - 13.16  1,744,157,123

  BHFTI AQR Global Risk           2018   182,066,578     9.61 - 11.07  1,970,551,063
     Balanced Sub-Account         2017   202,498,724    10.43 - 11.96  2,373,211,858
                                  2016   221,364,216     9.79 - 11.01  2,395,534,199
                                  2015   241,508,750     9.10 - 10.21  2,431,541,679
                                  2014   265,908,083    10.20 - 11.40  3,001,302,195

  BHFTI BlackRock Global          2018   353,756,093    11.28 - 12.61  4,296,443,283
     Tactical Strategies          2017   388,316,355    12.44 - 13.71  5,151,909,115
     Sub-Account                  2016   421,174,334    11.24 - 12.21  4,999,248,698
                                  2015   445,213,023    11.02 - 11.80  5,128,182,508
                                  2014   463,962,556    11.30 - 11.92  5,423,637,032

  BHFTI BlackRock High Yield      2018     8,357,441    16.49 - 32.01    223,555,426
     Sub-Account                  2017     8,401,774    17.21 - 33.25    232,649,098
                                  2016     8,860,074    16.19 - 31.14    231,879,405
                                  2015     9,031,674    14.40 - 27.56    210,920,401
                                  2014     9,596,910    15.21 - 28.99    238,215,887

  BHFTI Brighthouse Asset         2018    27,764,232    16.03 - 19.68    494,626,348
     Allocation 100 Sub-Account   2017    30,589,042    18.25 - 22.08    615,557,354
                                  2016    33,538,308    15.19 - 18.13    557,780,998
                                  2015    37,143,227    14.27 - 16.78    575,818,048
                                  2014    39,915,870    14.91 - 17.28    641,574,794

  BHFTI Brighthouse Balanced      2018   503,167,035    12.78 - 14.28  6,920,717,677
     Plus Sub-Account             2017   528,210,748    14.12 - 15.56  7,952,160,029
                                  2016   536,906,397    12.22 - 13.27  6,925,324,483
                                  2015   552,214,291    11.54 - 12.35  6,663,424,002
                                  2014   569,859,186    12.32 - 13.00  7,268,454,132

  BHFTI Brighthouse Small Cap     2018     7,365,900    23.25 - 30.57    192,491,868
     Value Sub-Account            2017     8,335,979    28.09 - 36.28    261,043,042
                                  2016     9,362,462    25.74 - 32.69    266,605,506
                                  2015    10,725,811    20.08 - 25.07    236,287,986
                                  2014    12,299,087    21.73 - 26.68    291,013,900



                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  BHFTI American Funds(R) Growth  2018       1.21        0.90 - 2.35       (7.97) - (6.62)
     Allocation Sub-Account       2017       1.24        0.90 - 2.35         18.54 - 20.26
                                  2016       1.30        0.90 - 2.35           6.43 - 7.98
                                  2015       1.31        1.10 - 2.35       (5.94) - (0.25)
                                  2014       1.03        1.10 - 2.35         (0.52) - 5.17

  BHFTI American Funds(R) Growth  2018       0.39        0.95 - 2.35       (2.82) - (0.54)
     Growth Sub-Account           2017       0.40        0.95 - 2.35         24.94 - 26.70
                                  2016       0.29        0.95 - 2.35           6.57 - 8.32
                                  2015       0.87        0.95 - 2.35           1.76 - 5.48
                                  2014       0.55        0.95 - 2.35           0.56 - 7.16

  BHFTI American Funds(R)         2018       1.72        0.90 - 2.35       (5.67) - (4.29)
     Moderate Allocation          2017       1.76        0.90 - 2.35         10.35 - 11.96
     Sub-Account                  2016       1.91        0.90 - 2.35           2.00 - 6.05
                                  2015       1.49        0.90 - 2.35       (3.52) - (0.45)
                                  2014       1.46        1.00 - 2.35         (0.26) - 5.04

  BHFTI AQR Global Risk           2018       0.38        0.90 - 2.35       (8.54) - (7.19)
     Balanced Sub-Account         2017       1.71        0.90 - 2.35           7.26 - 8.82
                                  2016         --        0.90 - 2.35           2.44 - 7.98
                                  2015       5.51        0.90 - 2.35     (11.67) - (10.38)
                                  2014         --        0.90 - 2.35         (3.48) - 3.07

  BHFTI BlackRock Global          2018       1.43        0.90 - 2.35       (9.35) - (8.02)
     Tactical Strategies          2017       0.67        0.90 - 2.35         10.68 - 12.30
     Sub-Account                  2016       1.45        0.90 - 2.35           0.63 - 3.50
                                  2015       1.55        0.90 - 2.35         (2.43) - 0.11
                                  2014       1.12        0.90 - 2.35         (0.16) - 4.97

  BHFTI BlackRock High Yield      2018       4.89        0.90 - 2.35       (5.14) - (3.75)
     Sub-Account                  2017       5.44        0.90 - 2.35           5.26 - 6.80
                                  2016       6.73        0.90 - 2.35          7.19 - 12.96
                                  2015       8.07        0.90 - 2.35       (6.28) - (4.91)
                                  2014       6.09        0.90 - 2.35         (1.88) - 2.37

  BHFTI Brighthouse Asset         2018       1.02        0.90 - 2.35     (12.17) - (10.88)
     Allocation 100 Sub-Account   2017       1.24        0.90 - 2.35         20.09 - 21.84
                                  2016       2.26        0.90 - 2.35           5.06 - 8.00
                                  2015       1.29        0.90 - 2.35       (4.28) - (1.06)
                                  2014       0.71        0.90 - 2.35           0.05 - 4.15

  BHFTI Brighthouse Balanced      2018       1.67        0.90 - 2.35       (9.53) - (8.20)
     Plus Sub-Account             2017       1.55        0.90 - 2.35         15.59 - 17.27
                                  2016       2.86        0.90 - 2.35           2.21 - 7.39
                                  2015       2.10        0.90 - 2.35       (6.32) - (4.95)
                                  2014       1.75        0.90 - 2.35           0.70 - 8.67

  BHFTI Brighthouse Small Cap     2018       1.05        0.89 - 2.35     (17.21) - (15.73)
     Value Sub-Account            2017       0.91        0.89 - 2.35          9.11 - 10.99
                                  2016       1.06        0.89 - 2.35         28.21 - 30.39
                                  2015       0.10        0.89 - 2.35       (7.61) - (6.05)
                                  2014       0.04        0.89 - 2.35         (0.65) - 1.06



                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                          AS OF DECEMBER 31
                                            ---------------------------------------------
                                                             UNIT VALUE
                                                              LOWEST TO          NET
                                                UNITS        HIGHEST ($)     ASSETS ($)
                                            ------------  ---------------  --------------
  BHFTI Brighthouse/Aberdeen          2018    35,052,942     9.05 - 10.98     352,166,192
     Emerging Markets Equity          2017    35,923,134    10.80 - 13.09     427,076,715
     Sub-Account                      2016    39,351,974     8.62 - 10.44     370,235,661
                                      2015    42,624,617      7.91 - 9.58     365,167,198
                                      2014    42,182,331     9.40 - 11.38     425,619,386

  BHFTI Brighthouse/Artisan           2018        30,041      9.53 - 9.85         292,278
     International Sub-Account        2017        28,148    10.88 - 11.16         310,982
     (Commenced 11/19/2014 and        2016        27,485      8.41 - 8.57         233,690
     began transactions in 2015)      2015        12,794      9.42 - 9.54         121,159

  BHFTI Brighthouse/Eaton             2018     6,426,630    10.86 - 12.32      74,905,336
     Vance Floating Rate              2017     5,324,129    11.09 - 12.39      62,558,849
     Sub-Account                      2016     5,632,610    10.95 - 12.06      64,827,675
                                      2015     5,985,329    10.26 - 11.01      64,028,918
                                      2014     6,743,439    10.59 - 11.23      73,909,210

  BHFTI Brighthouse/Franklin          2018    14,147,915     9.23 - 10.24     137,799,742
     Low Duration Total Return        2017    15,198,406     9.34 - 10.29     149,708,177
     Sub-Account                      2016    14,680,889     9.44 - 10.25     144,974,836
                                      2015    16,246,958     9.37 - 10.03     157,983,094
                                      2014    17,421,682     9.65 - 10.18     173,124,917

  BHFTI Brighthouse/Templeton         2018     2,637,613    11.66 - 12.97      32,416,554
     International Bond               2017     3,032,605    11.78 - 12.96      37,465,324
     Sub-Account                      2016     3,153,303    11.87 - 13.07      39,493,620
                                      2015     3,361,116    12.07 - 13.08      42,349,271
                                      2014     3,537,497    12.87 - 13.66      47,183,875

  BHFTI                               2018       754,715    16.04 - 20.73      13,723,171
     Brighthouse/Wellington Large     2017       825,196    17.51 - 22.35      16,261,679
     Cap Research Sub-Account         2016       931,137    14.70 - 18.51      15,301,423
                                      2015     1,013,512    13.89 - 17.26      15,616,983
                                      2014     1,151,671    13.60 - 16.68      17,260,395

  BHFTI Clarion Global Real           2018    12,065,705    15.57 - 70.00     219,199,553
     Estate Sub-Account               2017    13,335,708    17.45 - 77.36     269,483,256
                                      2016    14,214,001    16.13 - 70.52     263,186,597
                                      2015    15,477,002    16.37 - 70.58     288,549,595
                                      2014    17,245,897    17.00 - 72.26     330,178,643

  BHFTI ClearBridge                   2018    23,583,660   13.06 - 220.81     367,812,591
     Aggressive Growth                2017    27,853,512   14.25 - 240.67     473,171,845
     Sub-Account                      2016    31,716,282   12.20 - 205.91     461,921,010
                                      2015    35,697,833   12.04 - 203.07     513,586,109
                                      2014    38,472,258   12.71 - 214.41     586,572,505

  BHFTI Fidelity Institutional Asset  2018    47,610,656    10.02 - 11.20     513,955,358
     Management(R) Government         2017    52,602,412    10.26 - 11.31     576,103,640
     Income Sub-Account               2016    59,975,014    10.24 - 11.12     648,755,946
                                      2015    60,149,269    10.35 - 11.07     651,039,693
                                      2014    62,286,953    10.55 - 11.13     680,446,278



                                                      FOR THE YEAR ENDED DECEMBER 31
                                            --------------------------------------------------
                                            INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                               INCOME          LOWEST TO          LOWEST TO
                                              RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                            -------------  ----------------  -----------------
  BHFTI Brighthouse/Aberdeen          2018       2.60        0.90 - 2.35     (16.19) - (14.95)
     Emerging Markets Equity          2017       1.09        0.90 - 2.35         25.36 - 27.18
     Sub-Account                      2016       0.97        0.90 - 2.35        (0.57) - 10.50
                                      2015       1.79        0.90 - 2.35      (15.82) - (2.68)
                                      2014       0.84        0.90 - 2.35       (8.69) - (4.92)

  BHFTI Brighthouse/Artisan           2018       1.31        0.90 - 1.60     (12.33) - (11.71)
     International Sub-Account        2017       1.14        0.90 - 1.60         29.26 - 30.16
     (Commenced 11/19/2014 and        2016       0.99        0.90 - 1.60     (10.71) - (10.09)
     began transactions in 2015)      2015       0.60        0.90 - 1.60       (9.11) - (4.55)

  BHFTI Brighthouse/Eaton             2018       3.45        0.90 - 2.35       (2.03) - (0.59)
     Vance Floating Rate              2017       3.80        0.90 - 2.35           1.28 - 2.75
     Sub-Account                      2016       4.01        0.90 - 2.35           6.73 - 8.29
                                      2015       3.64        1.10 - 2.35       (3.14) - (1.92)
                                      2014       3.65        1.10 - 2.35       (1.60) - (0.57)

  BHFTI Brighthouse/Franklin          2018       1.79        0.90 - 2.25       (1.81) - (0.47)
     Low Duration Total Return        2017       1.40        0.90 - 2.35         (1.02) - 0.43
     Sub-Account                      2016       2.90        0.90 - 2.35           0.74 - 2.21
                                      2015       3.12        0.90 - 2.35       (2.93) - (1.51)
                                      2014       2.15        0.90 - 2.35         (1.29) - 0.15

  BHFTI Brighthouse/Templeton         2018         --        0.95 - 2.05         (1.06) - 0.04
     International Bond               2017         --        0.95 - 2.05       (1.89) - (0.80)
     Sub-Account                      2016         --        0.95 - 2.20       (1.32) - (0.08)
                                      2015       8.17        0.95 - 2.15         (6.20) - 0.75
                                      2014       4.63        1.10 - 2.15       (2.28) - (0.17)

  BHFTI                               2018       0.88        0.90 - 2.30       (8.44) - (7.24)
     Brighthouse/Wellington Large     2017       0.95        0.90 - 2.30         19.17 - 20.75
     Cap Research Sub-Account         2016       2.26        0.90 - 2.30           5.83 - 7.22
                                      2015       0.78        0.90 - 2.30           2.08 - 3.48
                                      2014       0.80        0.90 - 2.30          1.80 - 12.40

  BHFTI Clarion Global Real           2018       5.96        0.90 - 2.35      (10.78) - (9.47)
     Estate Sub-Account               2017       3.44        0.90 - 2.35           8.18 - 9.76
                                      2016       2.07        0.90 - 2.35       (4.89) - (0.03)
                                      2015       3.81        0.90 - 2.35         (3.69) - 3.43
                                      2014       1.03        0.90 - 2.35          1.03 - 12.25

  BHFTI ClearBridge                   2018       0.58        0.90 - 2.35       (9.23) - (7.90)
     Aggressive Growth                2017       0.72        0.90 - 2.35         15.67 - 17.35
     Sub-Account                      2016       0.40        0.90 - 2.35           0.30 - 1.76
                                      2015       0.23        0.90 - 2.35       (6.27) - (4.69)
                                      2014       0.11        0.90 - 2.35          1.60 - 17.83

  BHFTI Fidelity Institutional Asset  2018       2.79        0.90 - 2.35       (2.40) - (0.97)
     Management(R) Government         2017       2.18        0.90 - 2.35           0.22 - 1.68
     Income Sub-Account               2016       2.11        0.90 - 2.35         (2.68) - 0.41
                                      2015       2.27        0.90 - 2.35       (1.90) - (0.47)
                                      2014       2.60        0.90 - 2.35           0.96 - 6.59



                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                         AS OF DECEMBER 31
                                           ---------------------------------------------
                                                           UNIT VALUE
                                                            LOWEST TO           NET
                                               UNITS       HIGHEST ($)      ASSETS ($)
                                           ------------  ---------------  --------------
  BHFTI Harris Oakmark               2018    21,052,149    20.42 - 27.13     506,604,107
     International Sub-Account       2017    20,719,834    27.40 - 36.00     665,787,548
                                     2016    23,007,569    21.43 - 27.85     576,095,441
                                     2015    25,339,005    20.23 - 25.80     595,542,818
                                     2014    26,551,192    21.63 - 27.28     663,509,252

  BHFTI Invesco Balanced-Risk        2018   765,263,861     1.07 - 11.82     895,562,846
     Allocation Sub-Account          2017   827,358,429     1.17 - 12.75   1,045,419,886
                                     2016   818,076,929     1.09 - 11.62     940,598,161
                                     2015   749,414,346     1.00 - 10.52     777,069,714
                                     2014   758,894,714     1.07 - 11.10     832,374,445

  BHFTI Invesco Comstock             2018    29,425,080    15.96 - 26.72     594,306,823
     Sub-Account                     2017    32,917,318    18.60 - 30.71     772,000,432
                                     2016    36,743,760    16.14 - 26.27     742,413,375
                                     2015    39,951,458    14.08 - 22.61     699,284,637
                                     2014    43,175,673    15.33 - 24.28     813,000,076

  BHFTI Invesco Small Cap            2018     9,018,510    27.06 - 35.66     277,369,783
     Growth Sub-Account              2017     9,589,654    30.46 - 39.44     328,908,162
                                     2016    10,669,549    24.88 - 31.68     296,393,238
                                     2015    11,537,860    22.84 - 28.61     291,887,925
                                     2014    11,824,275    23.77 - 29.28     308,642,273

  BHFTI JPMorgan Core Bond           2018    28,609,283     9.85 - 11.23     313,000,009
     Sub-Account                     2017    30,860,383    10.01 - 11.38     342,738,205
                                     2016    31,064,359     9.84 - 11.16     339,144,828
                                     2015    31,401,600     9.78 - 11.06     340,682,787
                                     2014    32,404,332     9.89 - 11.15     355,237,960

  BHFTI JPMorgan Global              2018   870,005,941     1.21 - 13.28   1,135,038,317
     Active Allocation Sub-Account   2017   828,047,798     1.33 - 14.44   1,175,046,012
                                     2016   848,098,850     1.17 - 12.50   1,042,207,011
                                     2015   828,919,735     1.16 - 12.26   1,000,785,200
                                     2014   747,266,184     1.18 - 12.14     905,975,458

  BHFTI JPMorgan Small Cap           2018       940,191    18.49 - 21.68      18,754,326
     Value Sub-Account               2017     1,032,660    21.94 - 25.42      24,296,172
                                     2016     1,141,302    21.67 - 24.82      26,376,632
                                     2015     1,287,553    16.94 - 19.19      23,133,878
                                     2014     1,417,944    18.69 - 20.92      27,932,500

  BHFTI Loomis Sayles Global         2018     7,006,931    17.81 - 21.27     138,105,130
     Markets Sub-Account             2017     7,449,959    19.27 - 22.83     157,610,283
                                     2016     8,505,955    16.04 - 18.73     148,612,417
                                     2015     9,530,128    15.68 - 17.95     161,399,211
                                     2014    10,444,732    15.85 - 17.90     177,351,030

  BHFTI MetLife Multi-Index          2018   594,369,348     1.22 - 12.95     878,288,064
     Targeted Risk Sub-Account       2017   602,325,151     1.33 - 14.11     977,135,322
                                     2016   583,908,748     1.18 - 12.35     847,575,021
                                     2015   435,062,012     1.15 - 11.96     633,831,341
                                     2014   281,516,918     1.19 - 12.18     421,513,955



                                                      FOR THE YEAR ENDED DECEMBER 31
                                           --------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                              INCOME          LOWEST TO          LOWEST TO
                                             RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                           -------------  ----------------  -----------------
  BHFTI Harris Oakmark               2018       1.71        0.90 - 2.35     (25.75) - (24.66)
     International Sub-Account       2017       1.62        0.90 - 2.35         27.41 - 29.26
                                     2016       2.14        0.90 - 2.35           5.67 - 7.21
                                     2015       3.01        0.95 - 2.35       (6.74) - (3.92)
                                     2014       2.41        0.95 - 2.35         (7.98) - 0.25

  BHFTI Invesco Balanced-Risk        2018       1.17        0.90 - 2.35       (8.62) - (7.28)
     Allocation Sub-Account          2017       3.74        0.90 - 2.35           7.45 - 9.02
                                     2016       0.15        0.90 - 2.35          4.88 - 10.72
                                     2015       2.83        0.90 - 2.35       (6.43) - (0.67)
                                     2014         --        0.90 - 2.35           0.40 - 4.63

  BHFTI Invesco Comstock             2018       0.63        0.90 - 2.35     (14.21) - (12.95)
     Sub-Account                     2017       2.27        0.90 - 2.35         15.29 - 16.97
                                     2016       2.53        0.90 - 2.35         12.17 - 16.25
                                     2015       2.88        0.90 - 2.35       (8.16) - (6.81)
                                     2014       0.60        0.90 - 2.35           0.28 - 8.33

  BHFTI Invesco Small Cap            2018         --        0.89 - 2.35      (11.17) - (9.59)
     Growth Sub-Account              2017         --        0.89 - 2.35         22.43 - 24.50
                                     2016         --        0.89 - 2.35          8.71 - 10.73
                                     2015       0.01        0.89 - 2.35       (3.99) - (2.29)
                                     2014         --        0.89 - 2.35           1.89 - 7.22

  BHFTI JPMorgan Core Bond           2018       2.76        0.90 - 2.35       (2.31) - (0.88)
     Sub-Account                     2017       2.47        0.90 - 2.20           1.07 - 2.39
                                     2016       2.78        0.90 - 2.20           0.01 - 1.31
                                     2015       2.33        0.90 - 2.20       (1.70) - (0.01)
                                     2014       1.42        1.10 - 2.20           0.48 - 3.73

  BHFTI JPMorgan Global              2018       1.63        0.90 - 2.35       (9.36) - (8.02)
     Active Allocation Sub-Account   2017       2.52        0.90 - 2.35         13.96 - 15.61
                                     2016       2.12        0.90 - 2.35           0.12 - 1.98
                                     2015       2.71        0.90 - 2.35         (1.45) - 0.82
                                     2014       1.13        0.90 - 2.35           0.35 - 6.02

  BHFTI JPMorgan Small Cap           2018       1.31        0.90 - 2.30     (15.73) - (14.68)
     Value Sub-Account               2017       1.32        0.90 - 2.30           1.27 - 2.39
                                     2016       1.84        0.90 - 2.30         27.88 - 29.34
                                     2015       1.35        0.90 - 2.30       (9.36) - (1.13)
                                     2014       1.07        0.90 - 2.30           2.28 - 3.89

  BHFTI Loomis Sayles Global         2018       1.84        0.95 - 2.35       (7.60) - (6.29)
     Markets Sub-Account             2017       1.39        0.90 - 2.35         20.12 - 21.87
                                     2016       1.67        0.90 - 2.35           1.78 - 3.84
                                     2015       1.59        0.95 - 2.35         (1.12) - 0.27
                                     2014       2.08        0.95 - 2.35         (0.82) - 2.49

  BHFTI MetLife Multi-Index          2018       1.75        0.90 - 2.20       (9.22) - (8.02)
     Targeted Risk Sub-Account       2017       1.46        0.90 - 2.25         12.98 - 14.51
                                     2016       1.29        0.90 - 2.25           0.17 - 3.43
                                     2015       1.20        0.90 - 2.25       (3.41) - (2.10)
                                     2014         --        1.15 - 2.25           0.83 - 8.01



                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                         AS OF DECEMBER 31
                                           ---------------------------------------------
                                                            UNIT VALUE
                                                             LOWEST TO          NET
                                               UNITS        HIGHEST ($)     ASSETS ($)
                                           ------------  ---------------  --------------
  BHFTI MFS(R) Research              2018    13,932,370    13.70 - 19.07     217,709,174
     International Sub-Account       2017    14,986,140    16.30 - 22.33     276,582,465
                                     2016    16,956,442    13.02 - 17.53     247,879,900
                                     2015    18,156,340    13.44 - 17.81     271,985,758
                                     2014    18,585,662    14.00 - 18.24     287,913,009

  BHFTI Morgan Stanley Mid           2018     9,448,933     3.57 - 32.70     222,695,855
     Cap Growth Sub-Account          2017    11,326,489     3.28 - 29.88     246,048,488
                                     2016    12,770,536     2.37 - 21.48     201,153,118
                                     2015    12,648,258     2.62 - 23.62     220,460,412
                                     2014    12,928,550     2.79 - 25.03     240,528,688

  BHFTI Oppenheimer Global           2018     1,691,467    24.46 - 33.22      49,942,988
     Equity Sub-Account              2017     1,939,475    28.83 - 38.59      66,931,947
                                     2016     2,333,207    21.57 - 28.48      59,761,246
                                     2015     2,520,098    22.02 - 28.67      65,266,488
                                     2014     2,866,078    21.68 - 27.83      72,350,999

  BHFTI PanAgora Global              2018   106,655,491     1.03 - 10.94     117,135,727
     Diversified Risk Sub-Account    2017   128,771,774     1.14 - 11.97     154,256,858
     (Commenced 4/28/2014)           2016    95,787,147     1.04 - 10.75     102,757,891
                                     2015    21,772,279      0.95 - 9.78      21,123,770
                                     2014     9,788,108     1.03 - 10.44      10,161,644

  BHFTI PIMCO Inflation              2018    40,080,372    12.34 - 15.49     557,952,618
     Protected Bond Sub-Account      2017    43,727,125    12.95 - 16.02     633,944,947
                                     2016    43,749,123    12.81 - 15.62     622,764,700
                                     2015    46,098,333    12.49 - 15.01     634,902,757
                                     2014    50,751,209    13.20 - 15.63     732,596,404

  BHFTI PIMCO Total Return           2018    76,540,109    12.67 - 20.69   1,331,823,874
     Sub-Account                     2017    83,642,926    12.85 - 20.87   1,482,270,883
                                     2016    84,045,933    12.44 - 20.10   1,446,213,216
                                     2015    91,772,688    12.26 - 19.72   1,561,823,561
                                     2014   103,504,587    12.40 - 19.84   1,787,038,026

  BHFTI Schroders Global             2018   679,440,347     1.19 - 13.04     867,708,307
     Multi-Asset Sub-Account         2017   442,077,911     1.34 - 14.41     628,730,158
                                     2016   459,001,172     1.20 - 12.75     577,424,821
                                     2015   467,251,015     1.16 - 12.20     562,872,602
                                     2014   400,460,215     1.20 - 12.36     493,380,979

  BHFTI SSGA Growth and              2018    70,665,371    14.09 - 17.08   1,115,176,743
     Income ETF Sub-Account          2017    78,213,763    15.44 - 18.44   1,340,474,908
                                     2016    85,949,744    13.64 - 16.06   1,290,390,224
                                     2015    93,774,991    13.20 - 15.32   1,349,807,450
                                     2014   101,616,119    13.79 - 15.77   1,513,705,632

  BHFTI SSGA Growth ETF              2018    24,904,386    14.17 - 17.18     392,931,024
     Sub-Account                     2017    28,040,270    15.90 - 18.99     492,240,056
                                     2016    30,512,706    13.61 - 16.02     454,752,008
                                     2015    32,991,663    13.03 - 15.12     467,274,058
                                     2014    34,092,389    13.66 - 15.62     501,804,705



                                                     FOR THE YEAR ENDED DECEMBER 31
                                           --------------------------------------------------
                                           INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                              INCOME          LOWEST TO          LOWEST TO
                                             RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                           -------------  ----------------  -----------------
  BHFTI MFS(R) Research              2018       1.98        0.89 - 2.35     (16.01) - (14.57)
     International Sub-Account       2017       1.74        0.89 - 2.35         25.19 - 27.37
                                     2016       2.00        0.89 - 2.35       (3.18) - (1.55)
                                     2015       2.71        0.89 - 2.35       (4.06) - (2.37)
                                     2014       2.24        0.89 - 2.35       (9.11) - (3.46)

  BHFTI Morgan Stanley Mid           2018         --        0.89 - 2.30           7.63 - 9.43
     Cap Growth Sub-Account          2017       0.15        0.89 - 2.30         36.74 - 39.12
                                     2016         --        0.89 - 2.30      (10.54) - (2.08)
                                     2015         --        0.89 - 2.30       (7.18) - (5.63)
                                     2014         --        0.89 - 2.30         (1.40) - 0.39

  BHFTI Oppenheimer Global           2018       0.99        0.90 - 2.30     (15.13) - (13.93)
     Equity Sub-Account              2017       0.90        0.90 - 2.30         33.64 - 35.51
                                     2016       0.92        0.90 - 2.30       (2.05) - (0.67)
                                     2015       0.94        0.90 - 2.30         (1.50) - 3.00
                                     2014       0.82        0.90 - 2.30         (0.31) - 1.23

  BHFTI PanAgora Global              2018         --        0.90 - 2.20       (9.61) - (8.42)
     Diversified Risk Sub-Account    2017         --        0.90 - 2.20         10.15 - 11.59
     (Commenced 4/28/2014)           2016       3.34        0.90 - 2.20          2.13 - 10.13
                                     2015       0.55        1.10 - 2.20       (7.53) - (6.51)
                                     2014       0.46        1.15 - 2.00         (0.35) - 3.75

  BHFTI PIMCO Inflation              2018       1.59        0.90 - 2.35       (4.69) - (3.29)
     Protected Bond Sub-Account      2017       1.56        0.90 - 2.35           1.07 - 2.54
                                     2016         --        0.90 - 2.35           2.55 - 4.04
                                     2015       4.95        0.90 - 2.35       (5.36) - (3.98)
                                     2014       1.54        0.90 - 2.35         (1.54) - 1.97

  BHFTI PIMCO Total Return           2018       1.36        0.89 - 2.35       (2.56) - (0.86)
     Sub-Account                     2017       1.75        0.89 - 2.35           2.08 - 3.85
                                     2016       2.59        0.89 - 2.35           0.23 - 1.94
                                     2015       5.26        0.89 - 2.35       (2.32) - (0.45)
                                     2014       2.34        0.89 - 2.35           0.40 - 3.56

  BHFTI Schroders Global             2018       1.69        0.90 - 2.35     (11.54) - (10.24)
     Multi-Asset Sub-Account         2017       0.79        0.90 - 2.35         11.65 - 13.27
                                     2016       1.40        0.90 - 2.35           0.71 - 4.71
                                     2015       1.00        0.90 - 2.35       (3.18) - (1.77)
                                     2014       1.32        0.90 - 2.35           0.43 - 6.77

  BHFTI SSGA Growth and              2018       2.32        0.90 - 2.35       (8.70) - (7.36)
     Income ETF Sub-Account          2017       2.43        0.90 - 2.35         13.18 - 14.82
                                     2016       2.37        0.90 - 2.35           1.90 - 4.84
                                     2015       2.30        0.90 - 2.35       (4.24) - (2.84)
                                     2014       2.24        0.90 - 2.35         (0.03) - 4.86

  BHFTI SSGA Growth ETF              2018       2.03        0.90 - 2.35      (10.88) - (9.57)
     Sub-Account                     2017       2.10        0.90 - 2.35         16.87 - 18.57
                                     2016       2.14        0.90 - 2.35           4.40 - 5.92
                                     2015       2.00        0.90 - 2.35       (4.58) - (3.19)
                                     2014       1.88        0.90 - 2.35         (0.05) - 4.43



                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO           NET
                                         UNITS       HIGHEST ($)      ASSETS ($)
                                     ------------  ---------------  --------------
  BHFTI T. Rowe Price Large    2018     9,073,593   44.13 - 167.68     635,360,934
     Cap Value Sub-Account     2017    10,083,649   49.66 - 185.82     785,052,972
                               2016    11,082,070   43.41 - 159.87     747,778,790
                               2015    12,150,155   38.27 - 138.81     715,850,738
                               2014    13,521,347   40.58 - 144.85     838,816,422

  BHFTI T. Rowe Price Mid Cap  2018    19,662,128    18.99 - 23.33     425,595,931
     Growth Sub-Account        2017    22,282,585    19.87 - 23.52     500,453,764
                               2016    25,320,043    16.30 - 19.10     462,783,968
                               2015    27,786,712    15.70 - 18.22     485,654,167
                               2014    32,310,271    15.06 - 17.30     537,586,208

  BHFTI TCW Core Fixed Income  2018        30,719     9.86 - 10.12         305,946
     Sub-Account               2017        34,566    10.02 - 10.21         348,809
     (Commenced 5/1/2015)      2016        29,430     9.90 - 10.02         292,738
                               2015         7,421      9.84 - 9.87          73,169

  BHFTI Victory Sycamore Mid   2018     5,527,899     1.78 - 41.61     201,225,901
     Cap Value Sub-Account     2017     6,509,324     2.00 - 46.73     267,404,967
                               2016     7,068,224     1.84 - 43.07     268,931,465
                               2015     7,308,379     1.61 - 37.62     244,281,850
                               2014     6,927,870    17.85 - 41.71     258,407,609

  BHFTI Wells Capital          2018     5,031,010    19.83 - 24.53     111,542,477
     Management Mid Cap Value  2017     5,092,444    23.42 - 28.55     132,288,989
     Sub-Account               2016     5,715,456    21.64 - 26.00     136,116,482
                               2015     6,513,771    19.57 - 23.18     139,196,313
                               2014     7,477,599    22.05 - 25.19     178,512,669

  BHFTII Baillie Gifford       2018    18,628,820     4.72 - 16.05     196,377,713
     International Stock       2017    19,385,638     5.77 - 19.59     250,476,859
     Sub-Account               2016    22,804,816     4.33 - 14.68     221,819,744
                               2015    24,846,295     4.17 - 14.13     233,411,516
                               2014    27,573,117     4.31 - 14.37     269,502,431

  BHFTII BlackRock Bond        2018     1,262,721    45.72 - 79.37      74,443,334
     Income Sub-Account        2017     1,210,717    47.04 - 80.37      72,493,090
                               2016     1,269,349    46.30 - 77.89      74,475,330
                               2015     1,196,294    46.01 - 76.20      69,045,344
                               2014     1,105,752    46.87 - 76.43      63,615,045

  BHFTII BlackRock Capital     2018    12,135,301     0.95 - 73.87      26,500,659
     Appreciation Sub-Account  2017       510,906    22.58 - 72.77      16,273,783
                               2016       584,767    17.21 - 54.82      14,098,982
                               2015       579,182    17.56 - 55.26      14,301,142
                               2014       639,908    16.88 - 52.46      14,686,428

  BHFTII BlackRock             2018    28,914,668     2.28 - 25.31     290,964,126
     Ultra-Short Term Bond     2017    28,762,874     2.27 - 25.15     293,895,134
     Sub-Account               2016    33,915,071     2.28 - 25.22     343,711,226
                               2015    39,040,662     2.31 - 25.42     398,590,779
                               2014    39,068,482     2.33 - 25.65     395,886,367



                                                FOR THE YEAR ENDED DECEMBER 31
                                     --------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                        INCOME          LOWEST TO          LOWEST TO
                                       RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                     -------------  ----------------  -----------------
  BHFTI T. Rowe Price Large    2018       1.84        0.89 - 2.35      (11.28) - (9.76)
     Cap Value Sub-Account     2017       2.07        0.89 - 2.35         14.24 - 16.23
                               2016       2.83        0.89 - 2.35          8.67 - 15.17
                               2015       1.58        0.89 - 2.35         (5.83) - 3.48
                               2014       1.18        0.89 - 2.35          1.20 - 12.56

  BHFTI T. Rowe Price Mid Cap  2018         --        1.15 - 2.35       (4.48) - (1.94)
     Growth Sub-Account        2017         --        1.30 - 2.35         21.85 - 23.14
                               2016         --        1.30 - 2.35           3.75 - 4.84
                               2015         --        1.30 - 2.35           4.20 - 5.30
                               2014         --        1.30 - 2.35         10.16 - 11.32

  BHFTI TCW Core Fixed Income  2018       2.30        0.90 - 1.60       (1.53) - (0.83)
     Sub-Account               2017       1.56        0.90 - 1.60           1.19 - 1.90
     (Commenced 5/1/2015)      2016       0.71        0.90 - 1.60           0.59 - 1.29
                               2015         --        1.10 - 1.60       (1.56) - (0.10)

  BHFTI Victory Sycamore Mid   2018       0.57        0.90 - 2.35     (12.25) - (10.96)
     Cap Value Sub-Account     2017       0.91        0.90 - 2.35           6.94 - 8.50
                               2016       0.63        0.90 - 2.35          9.67 - 14.47
                               2015       0.45        0.90 - 2.35      (11.10) - (6.76)
                               2014       0.33        0.90 - 2.35           1.20 - 8.70

  BHFTI Wells Capital          2018       0.94        0.90 - 2.35     (15.32) - (14.07)
     Management Mid Cap Value  2017       1.06        0.90 - 2.35           8.22 - 9.80
     Sub-Account               2016       0.83        0.90 - 2.35         10.55 - 12.17
                               2015       0.64        0.90 - 2.35      (11.23) - (4.37)
                               2014       0.54        1.10 - 2.35          2.29 - 11.77

  BHFTII Baillie Gifford       2018       0.92        1.10 - 2.25     (19.05) - (18.10)
     International Stock       2017       1.00        1.10 - 2.25         31.90 - 33.42
     Sub-Account               2016       1.38        1.10 - 2.25           2.71 - 3.91
                               2015       1.43        1.10 - 2.25       (4.35) - (0.24)
                               2014       1.26        1.30 - 2.25       (5.49) - (1.36)

  BHFTII BlackRock Bond        2018       3.17        0.89 - 2.30         (2.79) - 0.93
     Income Sub-Account        2017       2.97        0.89 - 2.30           1.59 - 3.18
                               2016       2.96        0.89 - 2.30         (1.22) - 2.21
                               2015       3.55        0.89 - 2.30       (1.84) - (0.30)
                               2014       3.22        0.89 - 2.30           0.85 - 6.14

  BHFTII BlackRock Capital     2018       0.09        0.89 - 2.30         (4.75) - 1.51
     Appreciation Sub-Account  2017       0.09        0.89 - 2.30         30.89 - 32.75
                               2016         --        0.89 - 2.30       (2.19) - (0.80)
                               2015         --        0.89 - 2.30           0.83 - 5.34
                               2014       0.06        0.89 - 2.30           0.94 - 7.93

  BHFTII BlackRock             2018       0.76        0.90 - 2.35         (0.82) - 0.70
     Ultra-Short Term Bond     2017       0.09        0.90 - 2.35       (1.70) - (0.21)
     Sub-Account               2016         --        0.90 - 2.35       (2.21) - (0.75)
                               2015         --        0.90 - 2.35       (2.32) - (0.27)
                               2014         --        0.90 - 2.35       (2.32) - (0.13)



                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO           NET
                                            UNITS       HIGHEST ($)      ASSETS ($)
                                        ------------  ---------------  --------------
  BHFTII Brighthouse Asset        2018     7,342,533    13.11 - 15.66     104,881,125
     Allocation 20 Sub-Account    2017     6,959,208    13.76 - 16.22     103,669,768
                                  2016     7,192,154    13.15 - 15.31     101,585,600
                                  2015     4,782,874    12.86 - 14.78      65,568,612
                                  2014     2,973,577    13.22 - 15.00      41,687,543

  BHFTII Brighthouse Asset        2018   202,906,702    13.57 - 16.83   3,095,758,853
     Allocation 40 Sub-Account    2017   233,277,672    14.53 - 17.77   3,782,892,946
                                  2016   266,351,270    13.44 - 16.21   3,966,089,283
                                  2015   297,958,878    12.97 - 15.25   4,248,132,666
                                  2014   341,017,115    13.43 - 15.56   4,991,456,808

  BHFTII Brighthouse Asset        2018   329,067,375    14.86 - 21.42   5,413,952,175
     Allocation 60 Sub-Account    2017   369,390,513    16.19 - 23.09   6,576,710,655
                                  2016   407,551,536    14.43 - 20.37   6,424,608,702
                                  2015   446,107,386    13.78 - 19.25   6,667,289,010
                                  2014   489,838,225    14.27 - 19.73   7,527,991,156

  BHFTII Brighthouse Asset        2018   289,237,581    15.24 - 22.79   4,888,889,937
     Allocation 80 Sub-Account    2017   320,858,282    16.97 - 25.11   5,997,031,325
                                  2016   353,810,551    14.56 - 21.32   5,638,281,052
                                  2015   388,323,652    13.77 - 19.96   5,814,030,390
                                  2014   420,572,925    14.33 - 20.54   6,507,894,347

  BHFTII Brighthouse/Artisan      2018     6,972,807    19.02 - 58.50     154,625,972
     Mid Cap Value Sub-Account    2017     7,979,852    22.49 - 68.00     207,336,567
                                  2016     9,275,939    20.44 - 60.81     217,144,062
                                  2015    10,052,598    17.04 - 49.89     194,979,851
                                  2014    11,205,267    19.30 - 55.59     244,385,523

  BHFTII                          2018     2,801,946    19.18 - 22.11      57,864,977
     Brighthouse/Dimensional      2017     2,741,436    24.71 - 28.09      72,337,511
     International Small Company  2016     2,814,983    19.38 - 21.73      57,869,934
     Sub-Account                  2015     3,198,853    18.74 - 20.72      63,108,799
                                  2014     3,070,324    18.13 - 19.77      58,174,088

  BHFTII                          2018    22,089,432     6.76 - 72.71     689,411,811
     Brighthouse/Wellington Core  2017    26,398,229     6.84 - 73.43     831,306,119
     Equity Opportunities         2016    29,665,645     5.82 - 62.22     787,903,717
     Sub-Account                  2015    26,356,637    17.28 - 58.48     527,700,755
                                  2014    30,718,018    17.28 - 57.62     609,015,113

  BHFTII Frontier Mid Cap         2018     2,592,967    20.42 - 86.47      59,173,615
     Growth Sub-Account           2017     2,948,860    22.22 - 25.66      72,637,850
                                  2016     3,317,626    18.21 - 20.80      66,475,159
                                  2015     3,809,398    17.73 - 20.04      73,654,799
                                  2014     4,248,372    17.69 - 19.79      81,297,538

  BHFTII Jennison Growth          2018    16,632,803     6.11 - 31.20     453,769,065
     Sub-Account                  2017    18,321,429     6.17 - 31.45     507,080,287
                                  2016    21,756,762     4.56 - 23.16     447,002,555
                                  2015    23,988,437     4.61 - 23.40     501,066,353
                                  2014    27,528,387     4.22 - 21.36     529,020,323



                                                   FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  BHFTII Brighthouse Asset        2018       2.15        0.90 - 2.20       (4.74) - (3.49)
     Allocation 20 Sub-Account    2017       2.00        0.90 - 2.20           4.61 - 5.98
                                  2016       3.21        0.90 - 2.20           0.66 - 3.59
                                  2015       1.92        0.90 - 2.20       (2.75) - (0.55)
                                  2014       1.17        0.90 - 2.20           0.07 - 3.02

  BHFTII Brighthouse Asset        2018       1.99        0.90 - 2.35       (6.63) - (5.26)
     Allocation 40 Sub-Account    2017       1.97        0.90 - 2.35           8.08 - 9.65
                                  2016       3.55        0.90 - 2.35           1.95 - 5.14
                                  2015       0.28        0.90 - 2.35       (3.37) - (0.68)
                                  2014       0.01        0.90 - 2.35           0.04 - 3.47

  BHFTII Brighthouse Asset        2018       1.64        0.90 - 2.35       (8.32) - (6.97)
     Allocation 60 Sub-Account    2017       1.72        0.90 - 2.35         12.07 - 13.71
                                  2016       3.15        0.90 - 2.35           3.07 - 6.15
                                  2015       0.54        0.90 - 2.35       (3.56) - (0.67)
                                  2014       0.02        0.90 - 2.35           0.03 - 3.93

  BHFTII Brighthouse Asset        2018       1.31        0.90 - 2.35      (10.26) - (8.94)
     Allocation 80 Sub-Account    2017       1.54        0.90 - 2.35         16.40 - 18.10
                                  2016       2.95        0.90 - 2.35           4.56 - 7.17
                                  2015       0.33        0.90 - 2.35       (3.98) - (0.84)
                                  2014       0.02        0.90 - 2.35         (0.03) - 4.53

  BHFTII Brighthouse/Artisan      2018       0.39        0.89 - 2.35     (15.44) - (11.05)
     Mid Cap Value Sub-Account    2017       0.51        0.89 - 2.35          9.93 - 11.82
                                  2016       0.88        0.89 - 2.35         19.80 - 21.88
                                  2015       0.94        0.89 - 2.35     (11.76) - (10.24)
                                  2014       0.55        0.89 - 2.35         (0.69) - 1.02

  BHFTII                          2018       2.51        0.90 - 2.30     (22.38) - (21.28)
     Brighthouse/Dimensional      2017       1.97        0.90 - 2.30         27.49 - 29.28
     International Small Company  2016       1.92        0.90 - 2.30           3.42 - 4.88
     Sub-Account                  2015       1.67        0.90 - 2.30           0.83 - 4.81
                                  2014       2.02        0.90 - 2.30       (8.82) - (0.83)

  BHFTII                          2018       1.67        0.89 - 2.35         (2.58) - 2.35
     Brighthouse/Wellington Core  2017       1.46        0.89 - 2.35         16.17 - 18.02
     Equity Opportunities         2016       1.71        0.89 - 2.35           0.63 - 6.39
     Sub-Account                  2015       1.65        0.89 - 2.35         (0.11) - 4.18
                                  2014       0.59        0.89 - 2.35           1.34 - 9.65

  BHFTII Frontier Mid Cap         2018         --        1.15 - 2.35       (8.10) - (3.60)
     Growth Sub-Account           2017         --        1.30 - 2.35         22.04 - 23.33
                                  2016         --        1.30 - 2.35           2.72 - 3.80
                                  2015         --        1.30 - 2.35           0.22 - 1.28
                                  2014         --        1.30 - 2.35           8.30 - 9.44

  BHFTII Jennison Growth          2018       0.12        0.90 - 2.35       (2.22) - (0.79)
     Sub-Account                  2017       0.09        0.90 - 2.35         33.82 - 35.76
                                  2016       0.03        0.90 - 2.35       (2.45) - (0.98)
                                  2015       0.02        0.90 - 2.35           3.00 - 9.55
                                  2014       0.04        0.90 - 2.35         (0.16) - 7.81



                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                        ---------------------------------------------
                                                         UNIT VALUE
                                                          LOWEST TO          NET
                                            UNITS        HIGHEST ($)     ASSETS ($)
                                        ------------  ---------------  --------------
  BHFTII Loomis Sayles Small      2018       208,357    50.91 - 68.47      12,183,847
     Cap Core Sub-Account         2017       215,634    58.74 - 78.05      14,483,333
                                  2016       241,747    52.28 - 68.64      14,400,635
                                  2015       250,951    44.97 - 58.33      12,750,644
                                  2014       261,060    46.83 - 58.80      13,706,471

  BHFTII Loomis Sayles Small      2018        12,889    21.94 - 24.39         299,873
     Cap Growth Sub-Account       2017        14,487    22.21 - 24.55         344,057
                                  2016        15,428    17.80 - 19.55         292,623
                                  2015        18,203    17.03 - 18.60         328,707
                                  2014        16,302    17.05 - 18.51         293,433

  BHFTII MetLife Aggregate        2018    20,516,851     1.80 - 19.50     294,247,365
     Bond Index Sub-Account       2017    21,705,738     1.82 - 19.71     313,384,800
                                  2016    21,606,441     1.79 - 19.26     308,498,975
                                  2015    18,032,558     1.77 - 18.98     245,107,645
                                  2014    16,099,701     1.79 - 19.11     213,475,999

  BHFTII MetLife Mid Cap          2018     4,807,176     3.28 - 35.71     136,815,747
     Stock Index Sub-Account      2017     5,121,934     3.74 - 40.63     166,303,833
                                  2016     5,338,539     3.27 - 35.35     151,623,612
                                  2015     5,111,469     2.75 - 29.62     121,483,288
                                  2014     5,178,461     2.86 - 30.60     127,735,872

  BHFTII MetLife MSCI EAFE(R)     2018     8,638,406     1.53 - 16.86     104,406,755
     Index Sub-Account            2017     8,636,458     1.80 - 19.76     122,285,606
                                  2016     9,185,190     1.46 - 15.96     104,406,669
                                  2015     8,770,551     1.46 - 15.89      99,902,951
                                  2014     8,697,532     1.49 - 16.21     101,223,288

  BHFTII MetLife Russell 2000(R)  2018     4,827,070     3.20 - 35.70     134,269,548
     Index Sub-Account            2017     4,832,284     3.64 - 40.46     152,382,147
                                  2016     5,131,926     3.22 - 35.60     143,701,523
                                  2015     5,516,806     2.69 - 29.61     129,529,499
                                  2014     5,807,014     2.84 - 31.21     144,858,146

  BHFTII MetLife Stock Index      2018    21,350,722     8.76 - 98.47     561,844,816
     Sub-Account                  2017    22,657,750    9.30 - 104.14     639,076,662
                                  2016    25,218,819     7.75 - 86.45     594,986,915
                                  2015    25,649,785     7.03 - 78.11     553,515,934
                                  2014    28,264,874     7.03 - 77.90     610,830,233

  BHFTII MFS(R) Total Return      2018       547,628    51.32 - 85.49      35,831,790
     Sub-Account                  2017       607,860    55.73 - 91.35      42,885,568
                                  2016       645,393    50.82 - 81.96      41,309,025
                                  2015       710,775    47.72 - 75.73      42,319,194
                                  2014       756,067    49.00 - 76.52      45,817,455

  BHFTII MFS(R) Value             2018     9,345,345    14.28 - 30.25     247,115,760
     Sub-Account                  2017    10,064,425    16.28 - 34.01     301,209,781
                                  2016    11,015,597    14.16 - 29.18     284,625,248
                                  2015    10,866,190    12.69 - 25.81     249,890,569
                                  2014    10,916,908    13.03 - 26.14     255,401,966



                                                  FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  BHFTII Loomis Sayles Small      2018         --        1.10 - 2.30     (13.33) - (12.27)
     Cap Core Sub-Account         2017       0.06        1.10 - 2.30         12.35 - 13.70
                                  2016       0.07        1.10 - 2.30         16.27 - 17.67
                                  2015         --        1.10 - 2.30       (3.98) - (2.67)
                                  2014         --        1.20 - 2.30           1.15 - 2.27

  BHFTII Loomis Sayles Small      2018         --        0.90 - 1.50       (1.22) - (0.62)
     Cap Growth Sub-Account       2017         --        0.90 - 1.50         24.80 - 25.55
                                  2016         --        0.90 - 1.50           4.47 - 5.10
                                  2015         --        0.90 - 1.50         (0.08) - 0.52
                                  2014         --        0.90 - 1.50         (0.57) - 0.03

  BHFTII MetLife Aggregate        2018       2.82        0.89 - 2.25       (2.72) - (1.06)
     Bond Index Sub-Account       2017       2.68        0.89 - 2.25           0.65 - 2.35
                                  2016       2.73        0.89 - 2.35         (2.09) - 1.44
                                  2015       2.67        0.89 - 2.35       (2.38) - (0.46)
                                  2014       2.62        0.89 - 2.35           0.54 - 4.87

  BHFTII MetLife Mid Cap          2018       1.05        0.89 - 2.35     (13.63) - (11.95)
     Stock Index Sub-Account      2017       1.21        0.89 - 2.35         12.93 - 14.92
                                  2016       1.06        0.89 - 2.35         17.29 - 19.37
                                  2015       0.97        0.89 - 2.35       (7.24) - (2.52)
                                  2014       0.85        0.89 - 2.35           1.60 - 8.52

  BHFTII MetLife MSCI EAFE(R)     2018       2.81        0.89 - 2.25     (16.05) - (14.68)
     Index Sub-Account            2017       2.51        0.89 - 2.25         21.78 - 23.80
                                  2016       2.41        0.89 - 2.25         (1.28) - 0.44
                                  2015       3.14        0.89 - 2.25       (9.98) - (1.36)
                                  2014       2.43        0.89 - 2.25       (8.42) - (2.81)

  BHFTII MetLife Russell 2000(R)  2018       0.88        0.89 - 2.35     (13.28) - (11.76)
     Index Sub-Account            2017       1.01        0.89 - 2.35         11.65 - 13.66
                                  2016       1.07        0.89 - 2.35         18.12 - 20.21
                                  2015       1.00        0.89 - 2.35       (9.86) - (3.68)
                                  2014       0.96        0.89 - 2.35           2.30 - 4.11

  BHFTII MetLife Stock Index      2018       1.62        0.89 - 2.90       (7.43) - (2.52)
     Sub-Account                  2017       1.60        0.89 - 2.90         17.95 - 20.47
                                  2016       1.84        0.89 - 2.90          8.35 - 10.68
                                  2015       1.57        0.89 - 2.90         (3.80) - 2.90
                                  2014       1.51        0.89 - 2.90          0.87 - 12.36

  BHFTII MFS(R) Total Return      2018       2.15        0.89 - 2.30       (7.92) - (6.41)
     Sub-Account                  2017       2.39        0.89 - 2.30          9.68 - 11.45
                                  2016       2.77        0.89 - 2.30           6.50 - 8.23
                                  2015       2.49        0.89 - 2.30       (2.62) - (1.04)
                                  2014       2.25        0.89 - 2.30           5.95 - 7.68

  BHFTII MFS(R) Value             2018       1.31        0.89 - 2.35     (12.34) - (10.85)
     Sub-Account                  2017       1.88        0.89 - 2.35         14.86 - 16.96
                                  2016       2.08        0.89 - 2.35         11.45 - 13.38
                                  2015       2.49        0.89 - 2.35         (2.68) - 2.26
                                  2014       1.57        0.89 - 2.35           1.99 - 9.83



                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                      AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------
  BHFTII Neuberger Berman        2018     4,313,161    21.08 - 34.16     109,306,453
     Genesis Sub-Account         2017     4,920,073    23.20 - 36.94     136,037,963
                                 2016     5,470,799    20.57 - 32.20     133,113,538
                                 2015     6,339,117    17.77 - 27.37     131,949,869
                                 2014     7,109,782    18.11 - 27.46     150,104,225

  BHFTII T. Rowe Price Large     2018    16,833,803    11.33 - 79.82     259,939,693
     Cap Growth Sub-Account      2017    16,507,642    11.60 - 81.98     261,127,419
                                 2016    17,003,069     8.79 - 62.34     203,478,587
                                 2015    19,853,858     8.76 - 62.33     233,448,817
                                 2014    15,015,374     8.02 - 57.25     166,959,337

  BHFTII T. Rowe Price Small     2018       312,692    32.46 - 48.17      12,116,876
     Cap Growth Sub-Account      2017       336,378    35.58 - 52.00      14,148,515
                                 2016       373,919    29.67 - 42.70      12,987,892
                                 2015       373,434    27.19 - 38.55      11,814,560
                                 2014       321,073    27.11 - 37.87       9,976,420

  BHFTII VanEck Global           2018     6,884,892      8.17 - 9.10      59,956,248
     Natural Resources           2017     7,083,667    11.74 - 12.93      88,061,334
     Sub-Account                 2016     6,924,892    12.08 - 13.17      88,041,249
                                 2015     8,336,502      8.59 - 9.26      74,871,874
                                 2014     6,586,665    13.05 - 13.93      89,288,128

  BHFTII Western Asset           2018    29,089,667    24.90 - 37.54     937,917,920
     Management Strategic Bond   2017    31,331,458    26.57 - 39.37   1,066,892,358
     Opportunities Sub-Account   2016    32,852,094    25.20 - 36.70   1,050,068,498
     (Commenced 11/19/2014)      2015         6,545    27.92 - 31.04         195,310
                                 2014           398            32.02          12,743

  BHFTII Western Asset           2018    12,864,119    14.12 - 20.05     226,871,420
     Management U.S. Government  2017    13,730,177    14.36 - 20.09     244,111,008
     Sub-Account                 2016    14,126,610    14.46 - 19.94     250,345,183
                                 2015    15,069,560    14.65 - 19.92     268,298,667
                                 2014    15,346,536    14.95 - 19.83     276,085,662

  BlackRock Global Allocation    2018       327,579    19.51 - 22.69       6,984,006
     V.I. Sub-Account            2017       128,262    22.44 - 24.78       2,999,343
     (Commenced 11/19/2014)      2016       123,935    20.06 - 21.99       2,582,039
                                 2015        77,369    19.63 - 21.37       1,566,871
                                 2014           402            21.30           8,557

  DWS CROCI(R) International     2018     1,189,127      6.59 - 8.07       9,594,320
     VIP Sub-Account             2017     1,302,718      7.77 - 9.56      12,446,509
                                 2016     1,416,905      6.42 - 7.94      11,250,311
                                 2015     1,563,760      7.92 - 7.99      12,496,599
                                 2014     1,732,959      8.50 - 8.57      14,851,303

  Federated High Income Bond     2018           168            11.39           1,915
     Sub-Account                 2017           168            11.94           2,008
                                 2016         2,435            11.32          27,574
                                 2015         2,503            10.00          25,030
                                 2014         2,534            10.41          26,376



                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  BHFTII Neuberger Berman        2018       0.12        0.89 - 2.35       (9.16) - (7.54)
     Genesis Sub-Account         2017       0.20        0.89 - 2.35         12.81 - 14.73
                                 2016       0.23        0.89 - 2.35         15.64 - 17.63
                                 2015       0.18        0.89 - 2.35       (1.95) - (0.31)
                                 2014       0.22        0.89 - 2.35         (2.62) - 0.40

  BHFTII T. Rowe Price Large     2018       0.21        0.89 - 2.35       (3.46) - (1.82)
     Cap Growth Sub-Account      2017       0.09        0.89 - 2.35         30.39 - 32.68
                                 2016         --        0.89 - 2.35         (0.83) - 0.86
                                 2015         --        0.89 - 2.35         (3.16) - 9.80
                                 2014         --        0.89 - 2.35        (0.04) - 13.92

  BHFTII T. Rowe Price Small     2018       0.05        0.89 - 2.15       (8.78) - (7.38)
     Cap Growth Sub-Account      2017       0.17        0.89 - 2.15         19.94 - 21.80
                                 2016       0.15        0.89 - 2.15          9.11 - 10.75
                                 2015       0.08        0.89 - 2.15         (8.44) - 1.80
                                 2014       0.01        0.89 - 2.15           2.47 - 5.96

  BHFTII VanEck Global           2018         --        1.10 - 2.15     (30.38) - (29.64)
     Natural Resources           2017         --        1.10 - 2.15       (2.85) - (1.82)
     Sub-Account                 2016       0.59        1.10 - 2.15         40.68 - 42.17
                                 2015       0.21        1.10 - 2.15     (34.19) - (33.49)
                                 2014       0.27        1.10 - 2.15     (20.55) - (11.40)

  BHFTII Western Asset           2018       5.30        0.89 - 2.35       (6.27) - (4.65)
     Management Strategic Bond   2017       3.85        0.89 - 2.35           5.43 - 7.27
     Opportunities Sub-Account   2016       2.28        0.89 - 2.35           3.36 - 7.33
     (Commenced 11/19/2014)      2015       3.26        1.10 - 1.60       (3.56) - (2.23)
                                 2014         --               1.10                (0.65)

  BHFTII Western Asset           2018       2.06        0.90 - 2.35       (1.65) - (0.21)
     Management U.S. Government  2017       2.43        0.90 - 2.35         (0.68) - 0.77
     Sub-Account                 2016       2.39        0.90 - 2.35         (1.94) - 0.12
                                 2015       2.04        0.90 - 2.35       (2.02) - (0.40)
                                 2014       1.68        0.95 - 2.35           0.17 - 1.58

  BlackRock Global Allocation    2018       1.44        0.90 - 1.90       (9.05) - (7.53)
     V.I. Sub-Account            2017       1.29        0.90 - 1.60         11.91 - 12.69
     (Commenced 11/19/2014)      2016       1.55        0.90 - 1.60           2.16 - 2.87
                                 2015       2.16        0.90 - 1.60       (5.15) - (0.44)
                                 2014       2.13               1.10                (0.45)

  DWS CROCI(R) International     2018       1.06        0.89 - 1.40     (15.59) - (15.16)
     VIP Sub-Account             2017       7.00        0.89 - 1.40         20.27 - 20.89
                                 2016      10.65        0.89 - 1.40       (0.66) - (0.15)
                                 2015       4.14        1.35 - 1.40       (6.80) - (6.75)
                                 2014       1.76        1.35 - 1.40     (12.99) - (12.95)

  Federated High Income Bond     2018       7.96               1.40                (4.64)
     Sub-Account                 2017      22.71               1.40                  5.46
                                 2016       6.17               1.40                 13.22
                                 2015       5.62               1.40                (3.93)
                                 2014       5.88               1.40                  1.26



                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------
  Federated Kaufman              2018         5,211            11.57          60,276
     Sub-Account                 2017         5,219            11.30          58,964
                                 2016         5,331             8.93          47,589
                                 2015         5,491             8.73          47,958
                                 2014         5,676             8.33          47,253

  Fidelity(R) VIP Asset Manager  2018     3,584,269    16.41 - 17.71      59,276,315
     Sub-Account                 2017     4,080,387    17.58 - 18.88      72,267,994
                                 2016     4,493,375    15.61 - 16.70      70,694,332
                                 2015     4,920,853    15.35 - 16.34      76,132,122
                                 2014     5,426,360    15.54 - 16.47      84,977,763

  Fidelity(R) VIP Contrafund     2018    18,483,447     7.22 - 84.79     516,822,732
     Sub-Account                 2017    20,143,633     7.85 - 91.54     625,750,850
                                 2016    21,259,478     6.55 - 75.90     573,685,439
                                 2015    21,653,047     6.17 - 71.00     581,923,231
                                 2014    20,382,633     6.24 - 71.28     631,948,733

  Fidelity(R) VIP Equity-Income  2018       188,322            20.74       3,905,060
     Sub-Account                 2017       216,963            22.93       4,975,328
                                 2016       230,181            20.60       4,741,279
                                 2015       280,187            17.70       4,959,137
                                 2014       303,711            18.69       5,676,328

  Fidelity(R) VIP FundsManager   2018   275,172,032    13.67 - 13.93   3,795,963,053
     50% Sub-Account             2017   316,884,820    14.72 - 14.98   4,703,906,420
                                 2016   339,562,460    13.13 - 13.34   4,491,693,357
                                 2015   340,402,591    12.86 - 13.05   4,406,702,675
                                 2014   268,426,412    13.11 - 13.28   3,538,458,593

  Fidelity(R) VIP FundsManager   2018   161,436,447    13.20 - 13.42   2,146,738,120
     60% Sub-Account             2017   191,801,626    14.40 - 14.62   2,781,261,557
                                 2016   250,989,708    12.56 - 12.74   3,173,600,531
                                 2015   299,646,067    12.24 - 12.39   3,688,709,449
                                 2014   319,425,019    12.44 - 12.58   3,994,437,491

  Fidelity(R) VIP Government     2018     2,554,414      6.74 - 7.62      17,486,552
     Money Market Sub-Account    2017     2,578,960     6.72 - 10.03      17,602,157
                                 2016     2,758,925     6.77 - 10.16      18,955,221
                                 2015     5,764,747     6.85 - 10.34      49,654,013
                                 2014     5,894,288     6.95 - 10.53      50,947,648

  Fidelity(R) VIP Growth         2018     5,216,221    30.39 - 32.69     160,226,256
     Sub-Account                 2017     5,678,425    30.88 - 33.04     177,086,628
                                 2016     6,179,280    23.17 - 24.67     144,530,563
                                 2015     6,842,558    23.31 - 24.69     160,925,919
                                 2014     7,538,876    22.06 - 23.24     167,673,930

  Fidelity(R) VIP Index 500      2018     1,773,192    31.52 - 33.96      55,902,972
     Sub-Account                 2017     1,974,819    33.45 - 35.88      66,077,861
                                 2016     2,222,100    27.86 - 29.74      61,915,726
                                 2015     2,464,560    25.24 - 26.83      62,224,177
                                 2014     2,778,454    25.25 - 26.71      70,165,982



                                                 FOR THE YEAR ENDED DECEMBER 31
                                       -------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                          INCOME          LOWEST TO         LOWEST TO
                                         RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                       -------------  ----------------  ----------------
  Federated Kaufman              2018         --               1.40                 2.39
     Sub-Account                 2017         --               1.40                26.55
                                 2016         --               1.40                 2.22
                                 2015         --               1.40                 4.90
                                 2014         --               1.40                 8.19

  Fidelity(R) VIP Asset Manager  2018       1.62        0.89 - 1.40      (6.67) - (6.19)
     Sub-Account                 2017       1.84        0.89 - 1.40        12.52 - 13.10
                                 2016       1.45        0.89 - 1.40          1.64 - 2.16
                                 2015       1.53        0.89 - 1.40      (1.25) - (0.75)
                                 2014       1.47        0.89 - 1.40          4.36 - 4.90

  Fidelity(R) VIP Contrafund     2018       0.60        0.89 - 2.25      (8.58) - (7.21)
     Sub-Account                 2017       0.91        0.89 - 2.25        19.06 - 20.80
                                 2016       0.74        0.89 - 2.25          5.15 - 7.05
                                 2015       0.94        0.89 - 2.25      (1.68) - (0.22)
                                 2014       0.89        0.89 - 2.25         9.33 - 10.95

  Fidelity(R) VIP Equity-Income  2018       2.21               1.40               (9.57)
     Sub-Account                 2017       1.70               1.40                11.33
                                 2016       2.16               1.40                16.38
                                 2015       3.11               1.40               (5.30)
                                 2014       2.75               1.40                 7.21

  Fidelity(R) VIP FundsManager   2018       1.34        1.90 - 2.05      (7.14) - (7.00)
     50% Sub-Account             2017       1.14        1.90 - 2.05        12.14 - 12.31
                                 2016       1.24        1.90 - 2.05          2.11 - 2.26
                                 2015       1.25        1.90 - 2.05      (1.89) - (1.75)
                                 2014       1.45        1.90 - 2.05          2.96 - 3.12

  Fidelity(R) VIP FundsManager   2018       1.16        1.90 - 2.05      (8.35) - (8.21)
     60% Sub-Account             2017       0.99        1.90 - 2.05        14.62 - 14.79
                                 2016       1.14        1.90 - 2.05          2.66 - 2.82
                                 2015       1.05        1.90 - 2.05      (1.63) - (1.48)
                                 2014       1.24        1.90 - 2.05          3.27 - 3.42

  Fidelity(R) VIP Government     2018       1.64        0.89 - 1.40          0.23 - 0.75
     Money Market Sub-Account    2017       0.67        0.89 - 2.05      (1.39) - (0.22)
                                 2016       0.18        0.89 - 2.05      (1.85) - (0.68)
                                 2015       0.02        0.89 - 2.05      (2.02) - (0.86)
                                 2014       0.01        0.89 - 2.05      (2.02) - (0.88)

  Fidelity(R) VIP Growth         2018       0.24        0.89 - 1.40      (1.56) - (1.06)
     Sub-Account                 2017       0.22        0.89 - 1.40        33.26 - 33.94
                                 2016       0.04        0.89 - 1.40      (0.60) - (0.09)
                                 2015       0.25        0.89 - 1.40          5.68 - 6.23
                                 2014       0.18        0.89 - 1.40         9.75 - 10.31

  Fidelity(R) VIP Index 500      2018       1.82        0.89 - 1.35      (5.78) - (5.34)
     Sub-Account                 2017       1.77        0.89 - 1.35        20.09 - 20.64
                                 2016       1.44        0.89 - 1.35        10.36 - 10.87
                                 2015       1.93        0.89 - 1.35        (0.02) - 0.44
                                 2014       1.59        0.89 - 1.35        12.05 - 12.56



                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                  AS OF DECEMBER 31
                                    ---------------------------------------------
                                                    UNIT VALUE
                                                     LOWEST TO           NET
                                        UNITS       HIGHEST ($)      ASSETS ($)
                                    ------------  ---------------  --------------
  Fidelity(R) VIP Mid Cap     2018     5,255,869    57.69 - 69.78     336,722,689
     Sub-Account              2017     5,822,703    68.99 - 82.66     444,177,834
                              2016     6,382,115    58.33 - 69.23     409,695,192
                              2015     6,898,177    53.12 - 62.44     401,284,587
                              2014     7,445,624    55.03 - 64.08     446,277,693

  Fidelity(R) VIP Overseas    2018       290,819    11.76 - 13.38       3,608,965
     Sub-Account              2017       307,530    13.96 - 15.91       4,543,644
                              2016       333,151    10.84 - 12.36       3,832,068
                              2015       376,022    11.55 - 13.19       4,615,792
                              2014       411,275    11.28 - 12.89       4,942,746

  FTVIPT Franklin Income VIP  2018     3,323,429    50.53 - 74.56     218,572,330
     Sub-Account              2017     3,717,519    54.01 - 78.66     259,462,703
                              2016     4,031,843    50.36 - 72.41     260,175,136
                              2015     4,415,184    45.17 - 64.11     253,302,116
                              2014     4,717,186    49.71 - 69.63     294,909,928

  FTVIPT Franklin Mutual      2018     3,418,001    27.65 - 34.13     105,943,384
     Shares VIP Sub-Account   2017     3,858,849    30.99 - 37.89     133,542,917
                              2016     4,164,982    29.15 - 35.30     134,905,092
                              2015     4,536,450    25.60 - 30.71     128,211,487
                              2014     5,080,687    27.45 - 32.61     153,109,223

  FTVIPT Franklin Small Cap   2018     6,690,072     1.59 - 36.86     104,045,294
     Value VIP Sub-Account    2017     7,335,249     1.85 - 42.86     131,376,313
                              2016     7,878,700     1.69 - 39.24     128,270,987
                              2015     8,783,442     1.31 - 13.07     110,998,636
                              2014     9,145,054     1.42 - 14.25     126,502,556

  FTVIPT Templeton Foreign    2018     1,992,730    13.05 - 30.84      58,848,718
     VIP Sub-Account          2017     1,993,298    15.72 - 37.10      70,683,455
                              2016     2,245,781    13.71 - 32.34      68,504,762
                              2015     2,282,942    13.03 - 30.69      66,002,305
                              2014     2,354,783    14.19 - 33.39      73,607,780

  FTVIPT Templeton Global     2018    10,293,632    17.46 - 20.70     196,643,947
     Bond VIP Sub-Account     2017    10,914,647    17.44 - 20.50     207,536,185
                              2016    11,303,555    17.42 - 20.30     213,840,331
                              2015    11,945,145    17.38 - 19.91     222,633,715
                              2014    12,667,617    18.48 - 21.01     250,150,012

  Invesco V.I. American       2018           227             9.85           2,238
     Franchise Sub-Account    2017         1,440            10.37          14,923
                              2016         1,514             8.25          12,495
                              2015         1,825             8.19          14,936
                              2014         1,911             7.90          15,107

  Invesco V.I. Core Equity    2018        16,354             6.73         110,127
     Sub-Account              2017        17,258             7.54         130,081
                              2016        25,350             6.75         171,207
                              2015        27,589             6.21         171,366
                              2014        34,703             6.68         231,978



                                               FOR THE YEAR ENDED DECEMBER 31
                                    --------------------------------------------------
                                    INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                       INCOME          LOWEST TO          LOWEST TO
                                      RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                    -------------  ----------------  -----------------
  Fidelity(R) VIP Mid Cap     2018       0.40        0.95 - 1.90     (16.39) - (15.58)
     Sub-Account              2017       0.49        0.95 - 1.90         18.28 - 19.40
                              2016       0.31        0.95 - 1.90          6.93 - 10.87
                              2015       0.25        0.95 - 1.90       (3.48) - (2.56)
                              2014       0.02        0.95 - 1.90           4.04 - 5.03

  Fidelity(R) VIP Overseas    2018       1.54        1.15 - 1.40     (16.00) - (15.79)
     Sub-Account              2017       1.41        1.15 - 1.40         28.48 - 28.80
                              2016       1.38        1.15 - 1.40       (6.38) - (6.15)
                              2015       1.31        1.15 - 1.40           2.18 - 2.44
                              2014       1.29        1.15 - 1.40       (9.36) - (9.13)

  FTVIPT Franklin Income VIP  2018       4.83        0.95 - 2.25       (6.45) - (5.21)
     Sub-Account              2017       4.13        0.95 - 2.25           7.24 - 8.64
                              2016       4.98        0.95 - 2.25          8.00 - 12.95
                              2015       4.62        0.95 - 2.25       (9.12) - (7.93)
                              2014       4.98        0.95 - 2.25           2.29 - 3.63

  FTVIPT Franklin Mutual      2018       2.34        0.95 - 1.90      (10.79) - (9.93)
     Shares VIP Sub-Account   2017       2.23        0.95 - 1.90           6.31 - 7.33
                              2016       1.98        0.95 - 1.90         10.51 - 14.96
                              2015       3.00        0.95 - 1.90       (6.73) - (5.84)
                              2014       2.00        0.95 - 1.90           5.11 - 6.11

  FTVIPT Franklin Small Cap   2018       0.89        0.95 - 1.80     (14.44) - (13.70)
     Value VIP Sub-Account    2017       0.52        0.95 - 1.80           8.68 - 9.61
                              2016       0.82        0.95 - 1.80         19.18 - 28.96
                              2015       0.63        0.95 - 1.75       (8.99) - (8.26)
                              2014       0.61        0.95 - 1.75       (1.17) - (0.38)

  FTVIPT Templeton Foreign    2018       2.63        1.55 - 2.30     (17.38) - (16.75)
     VIP Sub-Account          2017       2.62        1.55 - 2.30         14.05 - 14.90
                              2016       1.95        1.55 - 2.30           4.74 - 5.53
                              2015       3.23        1.55 - 2.30       (8.62) - (7.93)
                              2014       1.86        1.55 - 2.30     (13.15) - (12.50)

  FTVIPT Templeton Global     2018         --        0.95 - 1.80           0.11 - 0.97
     Bond VIP Sub-Account     2017         --        0.95 - 1.80           0.11 - 0.96
                              2016         --        0.95 - 1.80           1.15 - 2.04
                              2015       7.91        0.95 - 1.75       (5.97) - (5.21)
                              2014       5.11        0.95 - 1.75           0.07 - 0.87

  Invesco V.I. American       2018         --               1.40                (4.97)
     Franchise Sub-Account    2017       0.08               1.40                 25.58
                              2016         --               1.40                  0.85
                              2015         --               1.40                  3.55
                              2014         --               1.40                  6.93

  Invesco V.I. Core Equity    2018       0.90               1.40               (10.66)
     Sub-Account              2017       0.96               1.40                 11.61
                              2016       0.76               1.40                  8.73
                              2015       1.05               1.40                (7.08)
                              2014       0.87               1.40                  6.64



                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                       AS OF DECEMBER 31
                                        ----------------------------------------------
                                                          UNIT VALUE
                                                           LOWEST TO          NET
                                             UNITS        HIGHEST ($)     ASSETS ($)
                                         ------------  ---------------  --------------
  Invesco V.I. Equity and         2018     23,855,831     6.99 - 25.17     560,935,776
     Income Sub-Account           2017     25,769,702     7.84 - 28.15     681,403,273
                                  2016     27,024,285     7.16 - 25.65     654,269,917
                                  2015     28,966,281     6.30 - 22.55     619,311,840
                                  2014     30,622,887     6.54 - 23.37     681,211,301

  Invesco V.I. Growth and         2018             83            11.31             944
     Income Sub-Account           2017             84            13.24           1,110
                                  2016             87            11.74           1,017
                                  2015            654             9.95           6,509
                                  2014            665            10.41           6,927

  Invesco V.I. International      2018      7,312,222     8.72 - 33.11     217,298,662
     Growth Sub-Account           2017      7,575,169    10.40 - 39.43     269,423,754
                                  2016      8,293,250     8.57 - 32.43     243,849,630
                                  2015      8,534,492     8.74 - 32.97     256,390,780
                                  2014      8,820,511     9.07 - 34.18     275,880,972

  Ivy VIP Asset Strategy          2018         16,591    14.87 - 16.73         269,339
     Sub-Account                  2017         19,310    15.98 - 17.89         332,996
     (Commenced 11/19/2014)       2016         15,823    13.72 - 15.29         233,181
                                  2015         20,900    14.31 - 15.87         317,700
                                  2014          2,575    16.67 - 17.51          45,023

  LMPVET ClearBridge Variable     2018     10,306,862    17.15 - 31.62     274,064,297
     Aggressive Growth            2017     10,637,575    19.13 - 34.83     321,469,898
     Sub-Account                  2016     10,932,298    16.82 - 30.24     293,536,621
                                  2015     11,091,987    16.99 - 30.16     300,878,534
                                  2014     11,333,726    17.67 - 30.99     316,448,933

  LMPVET ClearBridge Variable     2018      8,114,870    11.85 - 71.73     393,172,143
     Appreciation Sub-Account     2017      7,854,907    12.31 - 73.70     452,130,395
                                  2016      7,615,066    10.51 - 62.23     405,981,554
                                  2015      7,746,928    41.76 - 57.24     400,323,007
                                  2014      8,268,721    42.06 - 56.87     426,519,441

  LMPVET ClearBridge Variable     2018      7,795,080    15.72 - 26.97     193,406,499
     Dividend Strategy            2017      8,474,807    16.91 - 28.66     224,472,939
     Sub-Account                  2016      8,906,934    14.51 - 24.31     200,725,348
                                  2015      9,391,848    12.92 - 21.38     186,422,315
                                  2014      9,796,222    13.81 - 22.59     205,573,482

  LMPVET ClearBridge Variable     2018         69,686    29.52 - 33.77       2,215,534
     Large Cap Growth             2017        101,448    30.17 - 34.28       3,261,658
     Sub-Account                  2016        121,433    23.83 - 27.67       3,173,371
                                  2015        156,000    22.70 - 26.15       3,887,858
                                  2014        200,379    21.16 - 24.18       4,631,601

  LMPVET ClearBridge Variable     2018        232,863    22.61 - 26.72       5,902,416
     Large Cap Value Sub-Account  2017        248,434    25.39 - 29.77       7,016,572
                                  2016        342,723    22.62 - 26.31       8,591,571
                                  2015        333,277    20.49 - 23.64       7,518,321
                                  2014        369,225    21.58 - 24.70       8,744,177



                                                   FOR THE YEAR ENDED DECEMBER 31
                                        --------------------------------------------------
                                        INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                           INCOME          LOWEST TO          LOWEST TO
                                          RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                        -------------  ----------------  -----------------
  Invesco V.I. Equity and         2018       1.97        0.95 - 1.90     (11.44) - (10.59)
     Income Sub-Account           2017       1.45        0.95 - 1.90           8.70 - 9.74
                                  2016       1.64        0.95 - 1.90         10.31 - 13.75
                                  2015       2.30        0.95 - 1.90       (4.42) - (3.51)
                                  2014       1.58        0.95 - 1.90           6.72 - 7.74

  Invesco V.I. Growth and         2018       2.08               1.40               (14.59)
     Income Sub-Account           2017       1.56               1.40                 12.73
                                  2016       0.58               1.40                 18.03
                                  2015       2.94               1.40                (4.41)
                                  2014         --               1.40                  8.75

  Invesco V.I. International      2018       1.81        0.95 - 1.80     (16.73) - (16.01)
     Growth Sub-Account           2017       1.24        0.95 - 1.80         20.54 - 21.57
                                  2016       1.17        0.95 - 1.80       (4.75) - (1.64)
                                  2015       1.28        0.95 - 1.75       (4.31) - (3.54)
                                  2014       1.38        0.95 - 1.75       (1.65) - (0.86)

  Ivy VIP Asset Strategy          2018       1.73        1.10 - 1.60       (6.95) - (6.48)
     Sub-Account                  2017       1.66        1.10 - 1.60         16.40 - 16.98
     (Commenced 11/19/2014)       2016       0.56        1.10 - 1.60       (4.11) - (3.63)
                                  2015       0.36        1.10 - 1.60       (9.80) - (9.35)
                                  2014         --        1.10 - 1.35       (2.27) - (2.24)

  LMPVET ClearBridge Variable     2018       0.58        0.95 - 2.30      (10.44) - (9.22)
     Aggressive Growth            2017       0.49        0.95 - 2.30         13.65 - 15.19
     Sub-Account                  2016       0.65        0.95 - 2.30         (1.10) - 4.06
                                  2015       0.35        0.95 - 2.30       (3.97) - (2.66)
                                  2014       0.17        0.95 - 2.30         17.66 - 19.26

  LMPVET ClearBridge Variable     2018       1.22        0.95 - 2.30       (3.99) - (2.68)
     Appreciation Sub-Account     2017       1.18        0.95 - 2.30         16.84 - 18.42
                                  2016       1.32        0.95 - 2.30           4.49 - 8.73
                                  2015       1.17        0.95 - 2.30         (0.71) - 0.64
                                  2014       1.17        0.95 - 2.30           8.47 - 9.94

  LMPVET ClearBridge Variable     2018       1.38        0.95 - 2.30       (7.03) - (5.90)
     Dividend Strategy            2017       1.35        0.95 - 2.30         16.47 - 17.89
     Sub-Account                  2016       1.44        0.95 - 2.30          6.86 - 13.69
                                  2015       1.65        0.95 - 2.30       (6.48) - (5.34)
                                  2014       2.05        0.95 - 2.30         11.03 - 12.41

  LMPVET ClearBridge Variable     2018       0.26        1.50 - 2.15       (2.12) - (1.48)
     Large Cap Growth             2017       0.22        1.50 - 2.15         23.10 - 23.90
     Sub-Account                  2016       0.48        1.50 - 2.30           4.95 - 5.79
                                  2015       0.43        1.50 - 2.30           7.30 - 8.16
                                  2014       0.48        1.50 - 2.30         11.40 - 12.29

  LMPVET ClearBridge Variable     2018       1.50        1.50 - 2.30     (10.96) - (10.24)
     Large Cap Value Sub-Account  2017       1.28        1.50 - 2.30         12.23 - 13.13
                                  2016       1.62        1.50 - 2.30         10.43 - 11.32
                                  2015       1.41        1.50 - 2.30       (5.08) - (4.31)
                                  2014       1.96        1.50 - 2.30          9.17 - 10.05



                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                     AS OF DECEMBER 31
                                       ---------------------------------------------
                                                        UNIT VALUE
                                                         LOWEST TO          NET
                                           UNITS        HIGHEST ($)     ASSETS ($)
                                       ------------  ---------------  --------------
  LMPVET ClearBridge Variable    2018     3,317,005    16.28 - 40.82     104,196,797
     Small Cap Growth            2017     3,504,028    16.06 - 39.84     113,694,790
     Sub-Account                 2016     3,770,232    13.20 - 32.37     102,811,126
                                 2015     3,817,761    21.51 - 30.88     101,595,917
                                 2014     4,105,606    23.02 - 32.61     115,942,801

  LMPVET QS Variable             2018     1,337,369    21.99 - 27.08      33,045,053
     Conservative Growth         2017     1,529,846    23.45 - 28.60      40,132,539
     Sub-Account                 2016     1,657,879    21.04 - 25.43      38,835,887
                                 2015     1,731,301    19.96 - 23.89      38,239,774
                                 2014     1,866,299    20.59 - 24.41      42,335,472

  LMPVET QS Variable Growth      2018     3,186,503    20.10 - 24.75      71,918,076
     Sub-Account                 2017     3,596,291    22.28 - 27.17      89,558,223
                                 2016     3,963,257    19.02 - 22.99      83,823,213
                                 2015     4,234,141    17.87 - 21.39      83,641,315
                                 2014     4,529,329    18.63 - 22.09      92,760,220

  LMPVET QS Variable Moderate    2018        25,741    20.04 - 21.88         547,294
     Growth Sub-Account          2017        34,884    21.80 - 23.70         803,869
                                 2016        45,938    19.03 - 20.61         921,078
                                 2015        67,619    17.96 - 19.37       1,277,408
                                 2014        98,417    18.64 - 20.02       1,923,838

  LMPVIT Western Asset           2018     3,297,946    16.59 - 27.55      80,253,026
     Variable Global High Yield  2017     3,326,625    17.63 - 28.95      87,572,384
     Bond Sub-Account            2016     3,567,957    16.56 - 26.90      87,930,944
                                 2015     4,003,585    18.50 - 23.49      86,641,483
                                 2014     4,320,147    20.11 - 25.19     100,641,688

  MFS(R) VIT Investors Trust     2018           273             9.69           2,648
     Sub-Account                 2017           581            10.40           6,043
                                 2016         1,033             8.55           8,827
                                 2015         1,112             7.98           8,875
                                 2014         1,191             8.08           9,619

  MFS(R) VIT New Discovery       2018           493            16.13           7,947
     Sub-Account                 2017           395            16.60           6,563
                                 2016         3,102            13.29          41,234
                                 2015         3,178            12.36          39,288
                                 2014         3,178            12.78          40,607

  MFS(R) VIT Research            2018         1,848            10.43          19,274
     Sub-Account                 2017         1,908            11.06          21,100
                                 2016         2,377             9.09          21,608
                                 2015         3,091             8.48          26,211
                                 2014         3,115             8.53          26,571

  Morgan Stanley VIF Global      2018        37,631    11.59 - 12.72         462,118
     Infrastructure Sub-Account  2017        40,450    12.79 - 14.46         545,195
     (Commenced 11/19/2014)      2016        41,674    11.55 - 12.97         503,939
                                 2015        32,371    10.20 - 11.38         345,685
                                 2014           664    12.49 - 12.95           8,465



                                                 FOR THE YEAR ENDED DECEMBER 31
                                       --------------------------------------------------
                                       INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                          INCOME          LOWEST TO          LOWEST TO
                                         RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                       -------------  ----------------  -----------------
  LMPVET ClearBridge Variable    2018         --        0.95 - 2.30           1.07 - 2.45
     Small Cap Growth            2017         --        0.95 - 2.30         21.45 - 23.09
     Sub-Account                 2016         --        0.95 - 2.30           3.40 - 9.41
                                 2015         --        0.95 - 2.30       (6.55) - (5.28)
                                 2014         --        0.95 - 2.30           1.71 - 3.09

  LMPVET QS Variable             2018       2.43        0.95 - 1.90       (6.21) - (5.31)
     Conservative Growth         2017       2.35        0.95 - 1.90         11.42 - 12.48
     Sub-Account                 2016       2.42        0.95 - 1.90           5.41 - 6.42
                                 2015       1.95        0.95 - 1.90       (3.05) - (2.12)
                                 2014       2.46        0.95 - 1.90           2.93 - 3.92

  LMPVET QS Variable Growth      2018       2.54        0.95 - 1.90       (9.78) - (8.92)
     Sub-Account                 2017       1.79        0.95 - 1.90         17.10 - 18.21
                                 2016       1.45        0.95 - 1.90           6.46 - 7.47
                                 2015       1.33        0.95 - 1.90       (4.07) - (3.16)
                                 2014       1.77        0.95 - 1.90           2.72 - 3.70

  LMPVET QS Variable Moderate    2018       2.09        1.50 - 1.90       (8.05) - (7.68)
     Growth Sub-Account          2017       1.91        1.50 - 1.90         14.54 - 14.99
                                 2016       1.85        1.50 - 1.90           5.96 - 6.39
                                 2015       1.47        1.50 - 1.90       (3.64) - (3.25)
                                 2014       1.74        1.50 - 1.90           2.93 - 3.34

  LMPVIT Western Asset           2018       5.15        0.95 - 2.30       (6.12) - (4.83)
     Variable Global High Yield  2017       5.18        0.95 - 2.30           6.19 - 7.63
     Bond Sub-Account            2016       6.08        0.95 - 2.30          8.61 - 14.51
                                 2015       5.96        0.95 - 2.30       (7.98) - (6.73)
                                 2014       7.11        0.95 - 2.30       (3.40) - (2.09)

  MFS(R) VIT Investors Trust     2018       0.57               1.40                (6.81)
     Sub-Account                 2017       0.61               1.40                 21.64
                                 2016       0.86               1.40                  7.08
                                 2015       0.92               1.40                (1.18)
                                 2014       0.61               1.40                  9.46

  MFS(R) VIT New Discovery       2018         --               1.40                (2.85)
     Sub-Account                 2017         --               1.40                 24.90
                                 2016         --               1.40                  7.54
                                 2015         --               1.40                (3.25)
                                 2014         --               1.40                (8.55)

  MFS(R) VIT Research            2018       0.70               1.40                (5.71)
     Sub-Account                 2017       1.34               1.40                 21.66
                                 2016       0.78               1.40                  7.22
                                 2015       0.73               1.40                (0.60)
                                 2014       0.79               1.40                  8.67

  Morgan Stanley VIF Global      2018       2.79        1.10 - 1.60       (9.36) - (8.90)
     Infrastructure Sub-Account  2017       2.19        0.90 - 1.60         10.76 - 11.54
     (Commenced 11/19/2014)      2016       2.10        0.90 - 1.60         13.14 - 13.94
                                 2015       1.43        0.90 - 1.60     (15.25) - (12.01)
                                 2014         --        1.10 - 1.35           0.27 - 0.30



                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONTINUED)



8.  FINANCIAL HIGHLIGHTS -- (CONTINUED)


                                                   AS OF DECEMBER 31
                                    ----------------------------------------------
                                                     UNIT VALUE
                                                      LOWEST TO           NET
                                        UNITS        HIGHEST ($)      ASSETS ($)
                                    ------------  ----------------  --------------
  Neuberger Berman Genesis    2018           181             28.18           5,089
     Sub-Account              2017           181             30.49           5,505
                              2016           246             26.63           6,564
                              2015           317             22.76           7,222
                              2014           393             22.93           9,013

  Oppenheimer VA Global       2018        24,090       9.35 - 9.59         228,840
     Multi-Alternatives       2017        25,489      9.83 - 10.03         253,664
     Sub-Account
     (Commenced 4/28/2017)

  Oppenheimer VA Government   2018           585              5.25           3,069
     Money Sub-Account        2017           613              5.25           3,219
                              2016           640              5.30           3,396
                              2015           668              5.38           3,592
                              2014           696              5.45           3,793

  Oppenheimer VA Main Street  2018     2,862,403     19.17 - 33.35      88,702,351
     Small Cap Sub-Account    2017     3,322,847     21.68 - 37.64     116,688,023
                              2016     3,684,082     19.26 - 33.36     115,192,944
                              2015     4,053,883     16.54 - 28.62     109,248,990
                              2014     4,346,502     17.83 - 30.77     126,466,514

  Oppenheimer VA Main Street  2018         1,395              9.32          12,998
     Sub-Account              2017        11,112             10.26         113,981
                              2016        11,492              8.90         102,246
                              2015        12,936              8.08         104,564
                              2014        13,372              7.93         106,085

  PIMCO VIT                   2018        61,287       6.04 - 6.17         375,089
     CommodityRealReturn(R)   2017        64,010       7.17 - 7.28         463,243
     Strategy Sub-Account     2016        64,637       7.15 - 7.22         464,850
     (Commenced 11/19/2014)   2015        39,333       6.34 - 6.37         250,085
                              2014         1,515       8.69 - 8.70          13,170

  PIMCO VIT Dynamic Bond      2018        53,631     10.08 - 10.29         546,932
     Sub-Account              2017        55,031     10.17 - 10.33         564,134
     (Commenced 11/19/2014)   2016        56,423       9.87 - 9.98         560,051
                              2015        29,245       9.61 - 9.66         281,863
                              2014           478              9.96           4,759

  PIMCO VIT Emerging Markets  2018        79,304     10.26 - 10.51         827,015
     Bond Sub-Account         2017        82,983     10.98 - 11.17         921,470
     (Commenced 11/19/2014)   2016        62,989     10.18 - 10.29         645,743
                              2015        44,282       9.16 - 9.21         406,796
                              2014         1,592              9.55          15,202

  Pioneer VCT Mid Cap Value   2018     1,148,743     38.76 - 49.20      50,850,983
     Sub-Account              2017     1,243,008     49.10 - 61.71      69,380,389
                              2016     1,342,318     44.36 - 55.19      67,321,539
                              2015     1,461,366     38.92 - 47.94      63,990,328
                              2014     1,581,277     42.37 - 51.68      74,902,996



                                               FOR THE YEAR ENDED DECEMBER 31
                                    --------------------------------------------------
                                    INVESTMENT(1)  EXPENSE RATIO(2)    TOTAL RETURN(3)
                                       INCOME          LOWEST TO          LOWEST TO
                                      RATIO (%)       HIGHEST (%)        HIGHEST (%)
                                    -------------  ----------------  -----------------
  Neuberger Berman Genesis    2018       0.01               0.89                (7.57)
     Sub-Account              2017       0.08               0.89                 14.48
                              2016       0.06               0.89                 17.01
                              2015       0.05               0.89                (0.74)
                              2014       0.05               0.89                (1.19)

  Oppenheimer VA Global       2018       0.17        1.10 - 1.60       (4.85) - (4.37)
     Multi-Alternatives       2017       0.82        1.10 - 1.60       (1.68) - (1.35)
     Sub-Account
     (Commenced 4/28/2017)

  Oppenheimer VA Government   2018       1.34               1.40                (0.06)
     Money Sub-Account        2017       0.38               1.40                (1.00)
                              2016         --               1.40                (1.38)
                              2015         --               1.40                (1.38)
                              2014         --               1.40                (1.38)

  Oppenheimer VA Main Street  2018       0.06        0.95 - 1.80     (12.14) - (11.39)
     Small Cap Sub-Account    2017       0.65        0.95 - 1.80         11.88 - 12.84
                              2016       0.25        0.95 - 1.80         12.92 - 16.56
                              2015       0.64        0.95 - 1.75       (7.72) - (6.98)
                              2014       0.63        0.95 - 1.75          9.72 - 10.60

  Oppenheimer VA Main Street  2018       1.18               1.40                (9.17)
     Sub-Account              2017       1.25               1.40                 15.29
                              2016       1.14               1.40                 10.07
                              2015       0.92               1.40                  1.89
                              2014       0.84               1.40                  9.16

  PIMCO VIT                   2018       1.82        1.10 - 1.60     (15.70) - (15.27)
     CommodityRealReturn(R)   2017      10.97        1.10 - 1.60           0.32 - 0.82
     Strategy Sub-Account     2016       0.90        1.10 - 1.60         12.80 - 13.37
     (Commenced 11/19/2014)   2015       2.13        1.10 - 1.60     (27.09) - (26.72)
                              2014       0.20        1.10 - 1.35     (13.36) - (13.33)

  PIMCO VIT Dynamic Bond      2018       2.37        1.10 - 1.60       (0.88) - (0.38)
     Sub-Account              2017       1.41        1.10 - 1.60           3.04 - 3.55
     (Commenced 11/19/2014)   2016       1.42        1.10 - 1.60           2.77 - 3.28
                              2015       4.52        1.10 - 1.60       (3.52) - (3.04)
                              2014       0.04               1.35                (0.10)

  PIMCO VIT Emerging Markets  2018       3.82        0.95 - 1.60       (6.53) - (5.92)
     Bond Sub-Account         2017       4.77        0.95 - 1.60           7.81 - 8.51
     (Commenced 11/19/2014)   2016       4.97        0.95 - 1.60         11.18 - 11.91
                              2015       5.03        1.10 - 1.60       (4.08) - (3.60)
                              2014       0.32        1.10 - 1.60       (3.46) - (3.40)

  Pioneer VCT Mid Cap Value   2018       0.46        0.95 - 1.95     (21.06) - (20.26)
     Sub-Account              2017       0.62        0.95 - 1.95         10.70 - 11.80
                              2016       0.47        0.95 - 1.95         10.51 - 15.13
                              2015       0.55        0.95 - 1.95       (8.16) - (7.24)
                              2014       0.65        0.95 - 1.95         12.58 - 13.71



                  BRIGHTHOUSE SEPARATE ACCOUNT A
              OF BRIGHTHOUSE LIFE INSURANCE COMPANY
         NOTES TO THE FINANCIAL STATEMENTS -- (CONCLUDED)



8.  FINANCIAL HIGHLIGHTS -- (CONCLUDED)


                                                   AS OF DECEMBER 31
                                     ---------------------------------------------
                                                      UNIT VALUE
                                                       LOWEST TO          NET
                                         UNITS        HIGHEST ($)     ASSETS ($)
                                     ------------  ---------------  --------------
  Pioneer VCT Real Estate      2018         7,520    26.52 - 30.46         211,095
     Shares Sub-Account        2017         7,888    29.25 - 33.35         243,714
                               2016         8,268    28.88 - 32.67         252,027
                               2015         8,230    27.82 - 31.25         240,901
                               2014         8,772    27.15 - 30.26         249,879

  T. Rowe Price Government     2018        10,481            17.17         179,949
     Money Sub-Account         2017        22,810            17.07         389,371
                               2016        31,086            17.14         532,685
                               2015        28,754            17.29         497,039
                               2014        52,254           143.75       7,511,742

  T. Rowe Price Growth Stock   2018        34,907           206.26       7,200,178
     Sub-Account               2017        38,028           210.28       7,996,385
                               2016        40,267           158.76       6,392,650
                               2015        44,692           157.95       7,058,976
                               2014        52,254           143.75       7,511,742

  T. Rowe Price International  2018        26,491            16.83         445,745
     Stock Sub-Account         2017        26,224            19.73         517,492
                               2016        24,670            15.53         383,175
                               2015        27,270            15.32         417,754
                               2014        39,998            15.58         623,024

  TAP 1919 Variable Socially   2018         3,756    41.43 - 46.09         167,444
     Responsive Balanced       2017         3,165    42.63 - 47.23         146,640
     Sub-Account               2016         3,566    37.21 - 41.07         143,946
                               2015         5,634    35.70 - 39.24         215,832
                               2014         6,406    37.02 - 40.53         253,840

                                               FOR THE YEAR ENDED DECEMBER 31
                                     -------------------------------------------------
                                     INVESTMENT(1)  EXPENSE RATIO(2)   TOTAL RETURN(3)
                                        INCOME          LOWEST TO         LOWEST TO
                                       RATIO (%)       HIGHEST (%)       HIGHEST (%)
                                     -------------  ----------------  ----------------
  Pioneer VCT Real Estate      2018       2.45        1.20 - 1.95      (9.33) - (8.65)
     Shares Sub-Account        2017       2.29        1.20 - 1.95          1.31 - 2.07
                               2016       3.27        1.20 - 1.95          3.78 - 4.56
                               2015       2.06        1.20 - 1.95          2.50 - 3.27
                               2014       2.29        1.20 - 1.95        28.04 - 29.00

  T. Rowe Price Government     2018       1.39               0.89                 0.58
     Money Sub-Account         2017       0.49               0.89               (0.38)
                               2016       0.02               0.89               (0.87)
                               2015       0.01               0.89               (0.88)
                               2014         --               0.89                 7.86

  T. Rowe Price Growth Stock   2018       0.16               0.89               (1.91)
     Sub-Account               2017       0.24               0.89                32.45
                               2016       0.07               0.89                 0.51
                               2015         --               0.89                 9.87
                               2014         --               0.89                 7.86

  T. Rowe Price International  2018       1.39               0.89              (14.73)
     Stock Sub-Account         2017       1.54               0.89                27.05
                               2016       1.14               0.89                 1.39
                               2015       0.80               0.89               (1.65)
                               2014       1.13               0.89               (1.70)

  TAP 1919 Variable Socially   2018       1.12        1.50 - 1.90      (2.82) - (2.42)
     Responsive Balanced       2017       1.00        1.50 - 1.90        14.55 - 15.01
     Sub-Account               2016       0.88        1.50 - 1.90          4.24 - 4.65
                               2015       1.19        1.50 - 1.90      (3.56) - (3.18)
                               2014       0.87        1.50 - 1.90          7.25 - 7.68

1 These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying portfolio, series or fund, net of management fees assessed by the fund manager, divided by the average net assets, regardless of share class, if any. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The investment income ratio is calculated for each period indicated or from the effective date through the end of the reporting period. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying portfolio, series or fund in which the Sub-Account invests. The investment income ratio is calculated as a weighted average ratio since the Sub-Account may invest in two or more share classes, within the underlying portfolio, series or fund of the Trusts which may have unique investment income ratios.

2 These amounts represent annualized contract expenses of each of the applicable Sub-Accounts, consisting primarily of mortality and expense risk charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying portfolio, series or fund have been excluded.

3 These amounts represent the total return for the period indicated, including changes in the value of the underlying portfolio, series or fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. The total return is presented as a range of minimum to maximum returns, based on the minimum and maximum returns within each product grouping of the applicable Sub-Account.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

        Index to Consolidated Financial Statements, Notes and Schedules

                                                                                                            Page
                                                                                                        --------
Report of Independent Registered Public Accounting Firm................................................    2
Financial Statements at December 31, 2018 and 2017 and for the Years Ended December 31, 2018, 2017 and
  2016:
 Consolidated Balance Sheets...........................................................................    3
 Consolidated Statements of Operations.................................................................    4
 Consolidated Statements of Comprehensive Income (Loss)................................................    5
 Consolidated Statements of Equity.....................................................................    6
 Consolidated Statements of Cash Flows.................................................................    7
Notes to the Consolidated Financial Statements
 Note 1 -- Business, Basis of Presentation and Summary of Significant Accounting Policies..............    9
 Note 2 -- Segment Information.........................................................................    21
 Note 3 -- Organizational Changes......................................................................    25
 Note 4 -- Insurance...................................................................................    26
 Note 5 -- Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles.........    31
 Note 6 -- Reinsurance.................................................................................    32
 Note 7 -- Investments.................................................................................    37
 Note 8 -- Derivatives.................................................................................    48
 Note 9 -- Fair Value..................................................................................    59
 Note 10 -- Long-term Debt.............................................................................    69
 Note 11 -- Equity.....................................................................................    70
 Note 12 -- Other Revenues and Other Expenses..........................................................    75
 Note 13 -- Income Tax.................................................................................    76
 Note 14 -- Contingencies, Commitments and Guarantees..................................................    79
 Note 15 -- Related Party Transactions.................................................................    81
 Note 16 -- Subsequent Events..........................................................................    82
Financial Statement Schedules at December 31, 2018 and 2017 and for the Years Ended December 31, 2018,
  2017 and 2016:
 Schedule I -- Consolidated Summary of Investments -- Other Than Investments in Related Parties........    83
 Schedule II -- Condensed Financial Information (Parent Company Only)..................................    84
 Schedule III -- Consolidated Supplementary Insurance Information......................................    89
 Schedule IV -- Consolidated Reinsurance...............................................................    91

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the stockholder and the Board of Directors of Brighthouse Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Brighthouse Life Insurance Company and subsidiaries (the "Company") as of December 31, 2018 and 2017, and the related consolidated statements of operations, comprehensive income (loss), equity, and cash flows for each of the three years in the period ended December 31, 2018, and the related notes and the schedules listed in the Index to the Consolidated Financial Statements, Notes and Schedules (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the Company's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP
Charlotte, North Carolina
March 5, 2019

We have served as the Company's auditor since 2005.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                          Consolidated Balance Sheets
                          December 31, 2018 and 2017

                (In millions, except share and per share data)

                                                                                                2018       2017
                                                                                           ---------  ---------
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value (amortized cost:
 $59,672 and $58,599, respectively).......................................................  $ 61,348   $ 63,333
Equity securities, at estimated fair value................................................       140        161
Mortgage loans (net of valuation allowances of $56 and $46, respectively).................    13,596     10,640
Policy loans..............................................................................     1,001      1,106
Real estate joint ventures................................................................       451        433
Other limited partnership interests.......................................................     1,839      1,667
Short-term investments, principally at estimated fair value...............................        --        269
Other invested assets, principally at estimated fair value................................     3,037      2,519
                                                                                           ---------  ---------
   Total investments......................................................................    81,412     80,128
Cash and cash equivalents.................................................................     3,494      1,363
Accrued investment income.................................................................       704        575
Premiums, reinsurance and other receivables...............................................    13,113     12,918
Deferred policy acquisition costs and value of business acquired..........................     5,086      5,623
Current income tax recoverable............................................................         1        735
Other assets..............................................................................       509        547
Separate account assets...................................................................    91,511    110,156
                                                                                           ---------  ---------
     Total assets.........................................................................  $195,830   $212,045
                                                                                           =========  =========
Liabilities and Equity
Liabilities
Future policy benefits....................................................................  $ 35,588   $ 35,715
Policyholder account balances.............................................................    39,330     37,069
Other policy-related balances.............................................................     2,728      2,720
Payables for collateral under securities loaned and other transactions....................     5,047      4,158
Long-term debt............................................................................       434         46
Current income tax payable................................................................         2         --
Deferred income tax liability.............................................................       944        894
Other liabilities.........................................................................     3,455      4,419
Separate account liabilities..............................................................    91,511    110,156
                                                                                           ---------  ---------
   Total liabilities......................................................................   179,039    195,177
                                                                                           ---------  ---------
Contingencies, Commitments and Guarantees (Note 14)
Equity
Brighthouse Life Insurance Company's stockholder's equity:
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000 shares issued
 and outstanding..........................................................................        75         75
Additional paid-in capital................................................................    19,073     19,073
Retained earnings (deficit)...............................................................    (3,090)    (4,132)
Accumulated other comprehensive income (loss).............................................       718      1,837
                                                                                           ---------  ---------
   Total Brighthouse Life Insurance Company's stockholder's equity........................    16,776     16,853
Noncontrolling interests..................................................................        15         15
                                                                                           ---------  ---------
   Total equity...........................................................................    16,791     16,868
                                                                                           ---------  ---------
   Total liabilities and equity...........................................................  $195,830   $212,045
                                                                                           =========  =========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                     Consolidated Statements of Operations
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                              2018     2017     2016
                                                                                           -------  -------  -------
Revenues
Premiums..................................................................................  $  869  $   828  $ 1,180
Universal life and investment-type product policy fees....................................   3,190    3,156    3,097
Net investment income.....................................................................   3,235    2,973    3,111
Other revenues............................................................................     287      336      709
Net investment gains (losses).............................................................    (204)     (27)     (67)
Net derivative gains (losses).............................................................     745   (1,468)  (5,770)
                                                                                           -------  -------  -------
 Total revenues...........................................................................   8,122    5,798    2,260
                                                                                           -------  -------  -------
Expenses
Policyholder benefits and claims..........................................................   3,180    3,594    3,738
Interest credited to policyholder account balances........................................   1,047    1,076    1,131
Amortization of deferred policy acquisition costs and value of business acquired..........   1,011      916     (225)
Other expenses............................................................................   1,763    1,833    2,081
                                                                                           -------  -------  -------
 Total expenses...........................................................................   7,001    7,419    6,725
                                                                                           -------  -------  -------
Income (loss) before provision for income tax.............................................   1,121   (1,621)  (4,465)
Provision for income tax expense (benefit)................................................     153     (738)  (1,690)
                                                                                           -------  -------  -------
 Net income (loss)........................................................................     968     (883)  (2,775)
Less: Net income (loss) attributable to noncontrolling interests..........................       1       --       --
                                                                                           -------  -------  -------
 Net income (loss) attributable to Brighthouse Life Insurance Company.....................  $  967  $  (883) $(2,775)
                                                                                           =======  =======  =======

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

            Consolidated Statements of Comprehensive Income (Loss)
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                                   2018     2017     2016
                                                                                                -------  -------  -------
Net income (loss).............................................................................. $   968    $(883) $(2,775)
Other comprehensive income (loss):.............................................................
Unrealized investment gains (losses), net of related offsets...................................  (1,355)     590     (535)
Unrealized gains (losses) on derivatives.......................................................      22     (166)      27
Foreign currency translation adjustments.......................................................      (4)       9       (3)
                                                                                                -------  -------  -------
 Other comprehensive income (loss), before income tax..........................................  (1,337)     433     (511)
Income tax (expense) benefit related to items of other comprehensive income (loss).............     297      156      165
                                                                                                -------  -------  -------
 Other comprehensive income (loss), net of income tax..........................................  (1,040)     589     (346)
                                                                                                -------  -------  -------
 Comprehensive income (loss)...................................................................     (72)    (294)  (3,121)
Less: Comprehensive income (loss) attributable to noncontrolling interests, net of income tax..       1       --       --
                                                                                                -------  -------  -------
 Comprehensive income (loss) attributable to Brighthouse Life Insurance Company................ $   (73)   $(294) $(3,121)
                                                                                                =======  =======  =======

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                       Consolidated Statements of Equity
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                        Brighthouse
                                                                         Accumulated   Life Insurance
                                                Additional   Retained       Other        Company's
                                       Common   Paid-in       Earnings  Comprehensive  Stockholder's   Noncontrolling   Total
                                       Stock    Capital     (Deficit)   Income (Loss)      Equity        Interests       Equity
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2015........      $75      $16,850     $   117        $ 1,594         $18,636             $--   $18,636
Capital contributions from MetLife,
 Inc................................                 1,637                                      1,637                     1,637
Dividends paid to MetLife, Inc......                    --        (261)                          (261)                     (261)
Return of capital...................                   (26)                                       (26)                      (26)
Net income (loss)...................                            (2,775)            --          (2,775)                   (2,775)
Other comprehensive income (loss),
 net of income tax..................                                             (346)           (346)                     (346)
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2016........       75       18,461      (2,919)         1,248          16,865              --    16,865
Sale of operating joint venture
 interest to former affiliate.......                   202                                        202                       202
Return of capital...................                (2,737)                                    (2,737)                   (2,737)
Capital contributions...............                 3,147                                      3,147                     3,147
Change in noncontrolling interests..                                                               --              15        15
Net income (loss)...................                              (883)                          (883)                     (883)
Effect of change in accounting
 principle..........................                              (330)           330              --                        --
Other comprehensive income (loss),
 net of income tax..................                                              259             259                       259
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2017........       75       19,073      (4,132)         1,837          16,853              15    16,868
Cumulative effect of change in
 accounting principle and other,
 net of income tax (Note 1).........                                75            (79)             (4)                       (4)
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at January 1, 2018..........       75       19,073      (4,057)         1,758          16,849              15    16,864
Change in noncontrolling interests..                                                               --              (1)       (1)
Net income (loss)...................                               967                            967               1       968
Other comprehensive income (loss),
 net of income tax..................                                           (1,040)         (1,040)                   (1,040)
                                     -------- ------------  ----------  -------------  --------------  --------------  --------
Balance at December 31, 2018........      $75      $19,073     $(3,090)       $   718         $16,776             $15   $16,791
                                     ======== ============  ==========  =============  ==============  ==============  ========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                     Consolidated Statements of Cash Flows
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                                        2018      2017      2016
                                                                                                    --------  --------  --------
Cash flows from operating activities
Net income (loss).................................................................................. $    968  $   (883) $ (2,775)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
  Depreciation and amortization expenses...........................................................       14        25        56
  Amortization of premiums and accretion of discounts associated with investments, net.............     (259)     (271)     (231)
  (Gains) losses on investments, net...............................................................      204        27        67
  (Gains) losses on derivatives, net...............................................................     (102)    3,084     6,998
  (Income) loss from equity method investments, net of dividends and distributions.................      (66)      (50)       26
  Interest credited to policyholder account balances...............................................    1,047     1,076     1,131
  Universal life and investment-type product policy fees...........................................   (3,190)   (3,156)   (3,097)
  Goodwill impairment..............................................................................       --        --       381
  Change in accrued investment income..............................................................     (177)      (80)      (35)
  Change in premiums, reinsurance and other receivables............................................     (224)       55        45
  Change in deferred policy acquisition costs and value of business acquired, net..................      689       660      (555)
  Change in income tax.............................................................................    1,111        --    (1,830)
  Change in other assets...........................................................................    2,063     2,176     2,152
  Change in future policy benefits and other policy-related balances...............................    1,386     1,522     2,404
  Change in other liabilities......................................................................       94      (314)     (590)
  Other, net.......................................................................................       63        75       (16)
                                                                                                    --------  --------  --------
Net cash provided by (used in) operating activities................................................    3,621     3,946     4,131
                                                                                                    --------  --------  --------
Cash flows from investing activities
Sales, maturities and repayments of:
  Fixed maturity securities........................................................................   15,621    16,409    45,460
  Equity securities................................................................................       22        97       224
  Mortgage loans...................................................................................      793       761     1,560
  Real estate joint ventures.......................................................................       87        77       446
  Other limited partnership interests..............................................................      187       262       417
Purchases of:
  Fixed maturity securities........................................................................  (16,427)  (17,811)  (39,097)
  Equity securities................................................................................       (2)       (2)      (58)
  Mortgage loans...................................................................................   (3,890)   (2,044)   (2,847)
  Real estate joint ventures.......................................................................      (31)     (268)      (75)
  Other limited partnership interests..............................................................     (327)     (263)     (203)
Cash received in connection with freestanding derivatives..........................................    1,802     1,859       707
Cash paid in connection with freestanding derivatives..............................................   (2,938)   (3,829)   (2,764)
Issuance of loan to affiliate......................................................................       (2)       --        --
Sale of operating joint venture interest to a former affiliate.....................................       --        42        --
Receipts on loans to a former affiliate............................................................       --        --        50
Net change in policy loans.........................................................................      105       (14)      109
Net change in short-term investments...............................................................      269     1,057       596
Net change in other invested assets................................................................      (17)      (16)        7
                                                                                                    --------  --------  --------
Net cash provided by (used in) investing activities................................................ $ (4,748) $ (3,683) $  4,532
                                                                                                    --------  --------  --------

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

               Consolidated Statements of Cash Flows (continued)
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                     2018      2017      2016
                                                                                 --------  --------  --------
Cash flows from financing activities
Policyholder account balances:
 Deposits.......................................................................  $ 5,899   $ 4,381  $ 10,040
 Withdrawals....................................................................   (3,400)   (3,114)  (12,292)
Net change in payables for collateral under securities loaned and other
 transactions...................................................................      889    (3,139)   (3,251)
Long-term debt issued...........................................................      228        --        --
Long-term debt repaid...........................................................       (9)      (13)      (26)
Returns of capital..............................................................       --    (3,425)       --
Capital contributions...........................................................       --     1,300     1,688
Capital contribution associated with the sale of operating joint venture
 interest to a former affiliate.................................................       --       202        --
Dividend paid to MetLife, Inc...................................................       --        --      (261)
Financing element on certain derivative instruments and other derivative
 related transactions, net......................................................     (303)     (149)   (1,011)
Other, net......................................................................      (46)       --        --
                                                                                 --------  --------  --------
Net cash provided by (used in) financing activities.............................    3,258    (3,957)   (5,113)
                                                                                 --------  --------  --------
Change in cash, cash equivalents and restricted cash............................    2,131    (3,694)    3,550
Cash, cash equivalents and restricted cash, beginning of year...................    1,363     5,057     1,507
                                                                                 --------  --------  --------
Cash, cash equivalents and restricted cash, end of year.........................  $ 3,494   $ 1,363  $  5,057
                                                                                 ========  ========  ========
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Interest.......................................................................  $     3   $    81  $    130
                                                                                 ========  ========  ========
 Income tax.....................................................................  $  (891)  $  (684) $    150
                                                                                 ========  ========  ========
Non-cash transactions:
 Transfer of fixed maturity securities from former affiliates...................  $    --   $    --  $  4,030
                                                                                 ========  ========  ========
 Transfer of mortgage loans from former affiliates..............................  $    --   $    --  $    662
                                                                                 ========  ========  ========
 Transfer of short-term investments from former affiliates......................  $    --   $    --  $     94
                                                                                 ========  ========  ========
 Transfer of fixed maturity securities to former affiliates.....................  $    --   $   293  $    346
                                                                                 ========  ========  ========
 Reduction of other invested assets in connection with affiliated reinsurance
   transactions.................................................................  $    --   $    --  $    676
                                                                                 ========  ========  ========
 Reduction of policyholder account balances in connection with reinsurance
   transactions.................................................................  $    --   $   293  $     --
                                                                                 ========  ========  ========

       See accompanying notes to the consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                Notes to the Consolidated Financial Statements

1. Business, Basis of Presentation and Summary of Significant Accounting
Policies

Business

   "BLIC" and the "Company" refer to Brighthouse Life Insurance Company, a Delaware corporation originally incorporated in Connecticut in 1863, and its subsidiaries. Brighthouse Life Insurance Company is a wholly-owned subsidiary of Brighthouse Holdings, LLC ("Brighthouse Holdings"), which until July 28, 2017 was a direct wholly-owned subsidiary of MetLife, Inc. (MetLife, Inc., together with its subsidiaries and affiliates, "MetLife").

   The Company offers a range of individual annuities and individual life insurance products. The Company is organized into three segments: Annuities; Life; and Run-off. In addition, the Company reports certain of its results of operations in Corporate & Other.

   In 2016, MetLife announced its plan to pursue the separation of a substantial portion of its former U.S. retail business (the "Separation".) Until the completion of the Separation on August 4, 2017, Brighthouse Financial, Inc. ("BHF," together with its subsidiaries and affiliates, "Brighthouse Financial") was a wholly-owned subsidiary of MetLife, Inc. MetLife, Inc. undertook several actions, including an internal reorganization involving its U.S. retail business (the "Restructuring") to include Brighthouse Life Insurance Company and certain affiliates in the separated business. In connection with the Restructuring, effective April 2017, following receipt of applicable regulatory approvals, MetLife, Inc. contributed certain affiliated reinsurance companies and Brighthouse Life Insurance Company of NY ("BHNY") to Brighthouse Life Insurance Company. The affiliated reinsurance companies were then merged into Brighthouse Reinsurance Company of Delaware ("BRCD"), a licensed reinsurance subsidiary of Brighthouse Life Insurance Company. See Note 3 for further information on this change, which was applied retrospectively. On July 28, 2017, MetLife, Inc. contributed Brighthouse Holdings to BHF, resulting in Brighthouse Life Insurance Company becoming an indirect wholly-owned subsidiary of BHF. On August 4, 2017, MetLife, Inc. completed the Separation through a distribution of 80.8% of MetLife, Inc.'s interest in BHF, to holders of MetLife, Inc. common stock.

   On June 14, 2018, MetLife, Inc. divested its remaining shares of BHF common stock (the "MetLife Divestiture"). As a result, MetLife, Inc. and its subsidiaries and affiliates are no longer considered related parties subsequent to the MetLife Divestiture.

Basis of Presentation

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported on the consolidated financial statements. In applying these policies and estimates, management makes subjective and complex judgments that frequently require assumptions about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's business and operations. Actual results could differ from these estimates.

  Consolidation

     The accompanying consolidated financial statements include the accounts of Brighthouse Life Insurance Company and its subsidiaries, as well as partnerships and joint ventures in which the Company has control. Intercompany accounts and transactions have been eliminated.

     The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests when it has more than a minor ownership interest or more than a minor influence over the investee's operations. The Company generally recognizes its share of the investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period. When the Company has virtually no influence over the investee's operations, the investment is carried at fair value.

  Reclassifications

     Certain amounts in the prior years' consolidated financial statements and related footnotes thereto have been reclassified to conform with the current year presentation as discussed throughout the Notes to the Consolidated Financial Statements. Additionally, effective January 1, 2018 the Company recorded an increase to other liabilities of $46 million, a decrease to deferred tax liabilities of $22 million, a decrease to accumulated other comprehensive income ("AOCI") of $64 million, and an increase to retained earnings (deficit) of $40 million, to reflect an adjustment, net of tax, to prior year accretion of certain investments in redeemable preferred stock.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


    Since the Company is a member of a controlled group of affiliated companies, its results may not be indicative of those of a stand-alone entity.

Summary of Significant Accounting Policies

  Insurance

   Future Policy Benefit Liabilities and Policyholder Account Balances

      The Company establishes liabilities for future amounts payable under insurance policies. Insurance liabilities are generally equal to the present value of future expected benefits to be paid, reduced by the present value of future expected net premiums. Assumptions used to measure the liability are based on the Company's experience and include a margin for adverse deviation. The principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, benefit utilization and withdrawals, policy lapse, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type.

      For traditional long duration insurance contracts (term, whole-life insurance and income annuities), assumptions are determined at issuance of the policy and are not updated unless a premium deficiency exists. A premium deficiency exists when the liability for future policy benefits plus the present value of expected future gross premiums are less than expected future benefits and expenses (based on current assumptions). When a premium deficiency exists, the Company will reduce any deferred acquisition costs and may also establish an additional liability to eliminate the deficiency. To assess whether a premium deficiency exists, the Company groups insurance contracts based on the manner acquired, serviced and the measurement of profitability. In applying the profitability criteria, groupings are limited by segment.

      In certain cases, the liability for an insurance product may be sufficient in the aggregate, but the pattern of future earnings may result in profits followed by losses. In these situations, the Company may establish an additional liability to offset the losses that are expected to be recognized in later years.

      Policyholder account balances relate to customer deposits on universal life insurance and deferred annuity contracts and are equal to the sum of deposits, plus interest credited, less charges and withdrawals.

      Liabilities for secondary guarantees on universal and variable life insurance contracts are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the contract period based on total expected assessments. The Company also maintains a liability for profits followed by losses on universal life insurance with secondary guarantees. The assumptions used in estimating the secondary guarantee liabilities are consistent with those used for amortizing deferred policy acquisition costs ("DAC") and are reviewed and updated at least annually. The assumptions of investment performance and volatility for variable products are consistent with historical experience of the appropriate underlying separate account funds. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

      See "--Variable Annuity Guarantees" for additional information on the Company's variable annuity guarantee features that are accounted for as insurance liabilities and recorded in future policy benefits, as well as the guarantee features that are accounted for at fair value as embedded derivatives and recorded in policyholder account balances.

   Recognition of Insurance Revenues and Deposits

      Premiums related to traditional life insurance and annuity contracts are recognized as revenues when due from policyholders. When premiums are due over a significantly shorter period than the period over which policyholder benefits are incurred, any excess profit is deferred and recognized into earnings in proportion to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

      Deposits related to universal life insurance, deferred annuity contracts and investment contracts are credited to policyholder account balances. Revenues from such contracts consist of asset-based investment management fees, mortality charges, risk charges, policy administration fees and surrender charges. These fees are recognized when assessed to the contract holder and are included in universal life and investment-type product policy fees on the statements of operations.

      Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that are related directly to the successful acquisition or renewal of insurance contracts are capitalized as DAC. These costs mainly consist of commissions and include the portion of employees' compensation and benefits related to time spent selling, underwriting or processing the issuance of new insurance contracts. All other acquisition-related costs are expensed as incurred.

     Value of business acquired ("VOBA") is an intangible asset resulting from a business combination that represents the excess of book value over the estimated fair value of acquired insurance, annuity and investment-type contracts in-force as of the acquisition date. The estimated fair value of the acquired contracts is based on projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns, nonperformance risk adjustment and other factors.

     The Company amortizes DAC and VOBA related to term life insurance, non participating whole life and immediate annuities over the appropriate premium paying period in proportion to the actual and expected future gross premiums that were set at contract issue. The expected premiums are based upon the premium requirement of each policy and assumptions for mortality, persistency and investment returns at policy issuance, or policy acquisition (as it relates to VOBA), include provisions for adverse deviation, and are consistent with the assumptions used to calculate future policy benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits.

     The Company amortizes DAC and VOBA on deferred annuities, universal life and variable life insurance contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon investment returns in excess of the amounts credited to policyholders, mortality, persistency, benefit elections and withdrawals, interest crediting rates, and expenses to administer the business. When significant negative gross profits are expected in future periods, the Company substitutes the amount of insurance in-force for expected future gross profits as the amortization basis for DAC.

     Assumptions for DAC and VOBA are reviewed at least annually, and if they change significantly, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to net income. When expected future gross profits are below those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to net income. The opposite result occurs when the expected future gross profits are above the previously estimated expected future gross profits.

     The Company updates expected future gross profits to reflect the actual gross profits for each period, including changes to its nonperformance risk related to embedded derivatives and the actual amount of business remaining in-force. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to net income. The opposite result occurs when the actual gross profits are below the previously expected future gross profits.

     DAC and VOBA balances on deferred annuities, universal and variable life insurance contracts are also adjusted to reflect the effect of investment gains and losses and certain embedded derivatives (including changes in nonperformance risk). These adjustments can create fluctuations in net income from period to period. Changes in DAC and VOBA balances related to unrealized gains and losses are recorded to other comprehensive income (loss) ("OCI").

     DAC and VOBA balances and amortization for variable contracts can be significantly impacted by changes in expected future gross profits related to projected separate account rates of return. The Company's practice of determining changes in separate account returns assumes that long-term appreciation in equity markets is only changed when sustained interim deviations are expected. The Company monitors these events and only changes the assumption when its long-term expectation changes.

     Periodically, the Company modifies product benefits, features, rights or coverages that occur by the exchange of an existing contract for a new contract, or by amendment, endorsement, or rider to a contract, or by election or coverage within a contract. If a modification is considered to have substantially changed the contract, the associated DAC or VOBA is written off immediately as net income and any new acquisition costs associated with the replacement contract are deferred. If the modification does not substantially change the contract, the DAC or VOBA amortization on the original contract will continue and any acquisition costs associated with the related modification are expensed.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     See Note 5 for additional information on DAC and VOBA.

     The Company also has deferred sales inducements ("DSI") and value of distribution agreements ("VODA") which are included in other assets. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC. The amortization of DSI is included in policyholder benefits and claims. VODA represents the present value of expected future profits associated with the expected future business derived from the distribution agreements acquired as part of a business combination. The VODA associated with past business combinations is amortized over useful lives ranging from 10 to 40 years and such amortization is included in other expenses. Each year, or more frequently if circumstances indicate a possible impairment exists, the Company reviews DSI and VODA to determine whether the assets are impaired.

  Reinsurance

     The Company enters into reinsurance arrangements pursuant to which it cedes certain insurance risks to unaffiliated reinsurers. Cessions under reinsurance agreements do not discharge the Company's obligations as the primary insurer. The accounting for reinsurance arrangements depends on whether the arrangement provides indemnification against loss or liability relating to insurance risk in accordance with GAAP.

     For ceded reinsurance of existing in-force blocks of insurance contracts that transfer significant insurance risk, the difference, if any, between the amounts paid or received, and the liabilities ceded or assumed related to the underlying contracts is considered the net cost of reinsurance at the inception of the reinsurance agreement. The net cost of reinsurance is recorded as an adjustment to DAC when there is a gain at inception on the ceding entity and to other liabilities when there is a loss at inception. The net cost of reinsurance is recognized as a component of other expenses when there is a gain at inception and as policyholder benefits and claims when there is a loss and is subsequently amortized on a basis consistent with the methodology used for amortizing DAC related to the underlying reinsured contracts.

     If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in other liabilities and deposits made are included within premiums, reinsurance and other receivables. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenues or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenues or other expenses, as appropriate.

     The funds withheld liability represents amounts withheld by the Company in accordance with the terms of the reinsurance agreements. Under certain reinsurance agreements, the Company withholds the funds rather than transferring the underlying investments and, as a result, records a funds withheld liability within other liabilities. The Company recognizes interest on funds withheld, included in other expenses, at rates defined by the terms of the agreement which may be contractually specified or directly related to the investment portfolio. Certain funds withheld arrangements may also contain embedded derivatives measured at fair value that are related to the investment return on the assets withheld.

     The Company accounts for assumed reinsurance similar to directly written business, except for guaranteed minimum income benefits ("GMIBs"), where a portion of the directly written GMIBs are accounted for as insurance liabilities, but the associated reinsurance agreements contain embedded derivatives.

  Variable Annuity Guarantees

     The Company issues certain variable annuity products with guaranteed minimum benefits that provide the policyholder a minimum return based on their initial deposit (the "Benefit Base") less withdrawals. In some cases, the Benefit Base may be increased by additional deposits, bonus amounts, accruals or optional market value step-ups.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     Certain of the Company's variable annuity guarantee features are accounted for as insurance liabilities and recorded in future policy benefits while others are accounted for at fair value as embedded derivatives and recorded in policyholder account balances. Generally, a guarantee is accounted for as an insurance liability if the guarantee is paid only upon either (i) the occurrence of a specific insurable event, or (ii) annuitization. Alternatively, a guarantee is accounted for as an embedded derivative if a guarantee is paid without requiring (i) the occurrence of specific insurable event, or (ii) the policyholder to annuitize, that is, the policyholder can receive the guarantee on a net basis. In certain cases, a guarantee may have elements of both an insurance liability and an embedded derivative and in such cases the guarantee is split and accounted for under both models. Further, changes in assumptions, principally involving behavior, can result in a change of expected future cash outflows of a guarantee between portions accounted for as insurance liabilities and portions accounted for as embedded derivatives.

     Guarantees accounted for as insurance liabilities in future policy benefits include guaranteed minimum death benefits ("GMDBs"), the life contingent portion of the guaranteed minimum withdrawal benefits ("GMWBs") and the portion of the GMIBs that require annuitization, as well as the life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value.

     These insurance liabilities are accrued over the accumulation phase of the contract in proportion to actual and future expected policy assessments based on the level of guaranteed minimum benefits generated using multiple scenarios of separate account returns. The scenarios are based on best estimate assumptions consistent with those used to amortize DAC. When current estimates of future benefits exceed those previously projected or when current estimates of future assessments are lower than those previously projected, liabilities will increase, resulting in a current period charge to net income. The opposite result occurs when the current estimates of future benefits are lower than those previously projected or when current estimates of future assessments exceed those previously projected. At each reporting period, the actual amount of business remaining in-force is updated, which impacts expected future assessments and the projection of estimated future benefits resulting in a current period charge or increase to earnings. See
  Note 4 for additional details of guarantees accounted for as insurance liabilities.

     Guarantees accounted for as embedded derivatives in policyholder account balances include the non-life contingent portion of GMWBs, guaranteed minimum accumulation benefits ("GMABs"), and for GMIBs the non-life contingent portion of the expected annuitization when the policyholder is forced into an annuitization upon depletion of their account value, as well as the guaranteed principal option.

     The estimated fair values of guarantees accounted for as embedded derivatives are determined based on the present value of projected future benefits minus the present value of projected future fees. At policy inception, the Company attributes to the embedded derivative a portion of the projected future guarantee fees to be collected from the policyholder equal to the present value of projected future guaranteed benefits. Any additional fees are considered revenue and are reported in universal life and investment-type product policy fees. The percentage of fees included in the initial fair value measurement is not updated in subsequent periods.

     The Company updates the estimated fair value of guarantees in subsequent periods by projecting future benefits using capital market and actuarial assumptions including expectations of policyholder behavior. A risk neutral valuation methodology is used to project the cash flows from the guarantees under multiple capital market scenarios to determine an economic liability. The reported estimated fair value is then determined by taking the present value of these risk-free generated cash flows using a discount rate that incorporates a spread over the risk-free rate to reflect the Company's nonperformance risk and adding a risk margin. For more information on the determination of estimated fair value of embedded derivatives, see Note 9.

     Assumptions for all variable guarantees are reviewed at least annually, and if they change significantly, the estimated fair value is adjusted by a cumulative charge or credit to net income.

  Index-linked annuities

     The Company issues and assumes through reinsurance index-linked annuities. The crediting rate associated with index-linked annuities is accounted for at fair value as an embedded derivative. The estimated fair value is determined using a combination of an option pricing model and an option-budget approach. Under this approach, the company estimates the cost of funding the crediting rate using option pricing and establishes that cost on the balance sheet as a reduction to the initial deposit amount. In subsequent periods, the embedded derivative is remeasured at fair value while the account value is accreted up to the initial deposit over the estimated life of the contract.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


  Investments

   Net Investment Income and Net Investment Gains (Losses)

      Income from investments is reported within net investment income, unless otherwise stated herein. Gains and losses on sales of investments, impairment losses and changes in valuation allowances are reported within net investment gains (losses), unless otherwise stated herein.

   Fixed Maturity Securities Available-For-Sale

      The Company's fixed maturity securities are classified as available-for-sale ("AFS") and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of OCI, net of policy-related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales are determined on a specific identification basis.

      Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts and is based on the estimated economic life of the securities, which for residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS") (collectively, "Structured Securities") considers the estimated timing and amount of prepayments of the underlying loans. The amortization of premium and accretion of discount of fixed maturity securities also takes into consideration call and maturity dates.

      Amortization of premium and accretion of discount on Structured Securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed, and effective yields are recalculated when differences arise between the originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for Structured Securities are estimated using inputs obtained from third-party specialists and based on management's knowledge of the current market. For credit-sensitive Structured Securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other Structured Securities, the effective yield is recalculated on a retrospective basis.

      The Company periodically evaluates fixed maturity securities for impairment. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in estimated fair value, as well as an analysis of the gross unrealized losses by severity and/or age. See Note 7 "-- Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities."

      For fixed maturity securities in an unrealized loss position, an other-than-temporary impairment ("OTTI") is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either:
   (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

   Mortgage Loans

      Mortgage loans are stated at unpaid principal balance, adjusted for any unamortized premium or discount, and any deferred fees or expenses, and are net of valuation allowances. Interest income and prepayment fees are recognized when earned. Interest income is recognized using an effective yield method giving effect to amortization of premiums and accretion of discounts. See Note 7 for information on impairments on mortgage loans.

   Policy Loans

      Policy loans are stated at unpaid principal balances. Interest income is recorded as earned using the contractual interest rate. Generally, accrued interest is capitalized on the policy's anniversary date. Any unpaid principal and accrued interest is deducted from the cash surrender value or the death benefit prior to settlement of the insurance policy.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)

   Real Estate Joint Ventures and Other Limited Partnership Interests

      The Company uses the equity method of accounting for investments when it has more than a minor ownership interest or more than a minor influence over the investee's operations; when the Company has virtually no influence over the investee's operations the investment is carried at estimated fair value. The Company generally recognizes its share of the equity method investee's earnings on a three-month lag in instances where the investee's financial information is not sufficiently timely or when the investee's reporting period differs from the Company's reporting period; while distributions on investments carried at estimated fair value are recognized as earned or received.

   Short-term Investments

      Short-term investments include securities and other investments with remaining maturities of one year or less, but greater than three months, at the time of purchase and are stated at estimated fair value or amortized cost, which approximates estimated fair value.

   Other Invested Assets

      Other invested assets consist principally of freestanding derivatives with positive estimated fair values which are described in "--Derivatives" below.

   Securities Lending Program

      Securities lending transactions whereby blocks of securities are loaned to third parties, primarily brokerage firms and commercial banks, are treated as financing arrangements and the associated liability is recorded at the amount of cash received. Income and expenses associated with securities lending transactions are reported as investment income and investment expense, respectively, within net investment income.

      The Company obtains collateral at the inception of the loan, usually cash, in an amount generally equal to 102% of the estimated fair value of the securities loaned and maintains it at a level greater than or equal to 100% for the duration of the loan. The Company monitors the estimated fair value of the securities loaned on a daily basis and additional collateral is obtained as necessary throughout the duration of the loan. Securities loaned under such transactions may be sold or repledged by the transferee. The Company is liable to return to the counterparties the cash collateral received.

  Derivatives

   Freestanding Derivatives

      Freestanding derivatives are carried on the Company's balance sheet either as assets within other invested assets or as liabilities within other liabilities at estimated fair value. The Company does not offset the estimated fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

      If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting, changes in the estimated fair value of the derivative are reported in net derivative gains (losses) except for economic hedges of variable annuity guarantees which are presented in future policy benefits and claims and economic hedges of equity method investments in joint ventures which are presented in net investment income. In connection with changes in its variable annuity hedging strategy, the Company discontinued presenting changes in the estimated fair value of the derivatives in future policy benefits in 2018.

   Hedge Accounting

      The Company primarily designates derivatives as a hedge of a forecasted transaction or a variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge). When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in fair value are recorded in OCI and subsequently reclassified into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


      To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge. In its hedge documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and at least quarterly throughout the life of the designated hedging relationship.

      The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; or (iv) the derivative is de-designated as a hedging instrument.

      When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its estimated fair value, with changes in estimated fair value recognized in net derivative gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in OCI related to discontinued cash flow hedges are released into the statement of operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

      In all other situations in which hedge accounting is discontinued, the derivative is carried at its estimated fair value on the balance sheet, with changes in its estimated fair value recognized in the current period as net derivative gains (losses).

   Embedded Derivatives

      The Company sells variable and indexed-linked annuities and is a party to certain reinsurance agreements that have embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated and measured at fair value, separately from the host contract. The Company bifurcates embedded derivatives when a separate instrument with the same terms as the embedded derivative would qualify as a derivative instrument, the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract and the underlying contract is not already measured at estimated fair value with changes recorded in earnings.

      See "-- Variable Annuity Guarantees", "-- Index-Linked Annuities" and "-- Reinsurance" for additional information on the accounting policies for embedded derivatives bifurcated from variable annuity and reinsurance host contracts.

  Fair Value

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. In most cases, the exit price and the transaction (or entry) price will be the same at initial recognition.

     In determining the estimated fair value of the Company's investments, fair values are based on unadjusted quoted prices for identical investments in active markets that are readily and regularly obtainable. When such quoted prices are not available, fair values are based on quoted prices in markets that are not active, quoted prices for similar but not identical investments, or other observable inputs. If these inputs are not available, or observable inputs are not determinable, unobservable inputs and/or adjustments to observable inputs requiring management judgment are used to determine the estimated fair value of investments.

  Separate Accounts

     Separate accounts underlying the Company's variable life and annuity contracts are reported at fair value. Assets in separate accounts supporting the contract liabilities are legally insulated from the Company's general account liabilities. Investments in these separate accounts are directed by the contract holder and all investment performance, net of contract fees and assessments, is passed through to the contract holder. Investment performance and the corresponding amounts credited to contract holders of such separate accounts are offset within the same line on the statements of operations.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     Separate accounts that do not pass all investment performance to the contract holder, including those underlying certain index-linked annuities, are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses. The accounting for investments in these separate accounts is consistent with the methodologies described herein for similar financial instruments held within the general account.

     The Company receives asset-based distribution and service fees from mutual funds available to the variable life and annuity contract holders as investment options in its separate accounts. These fees are recognized in the period in which the related services are performed and are included in other revenues in the statement of operations.

  Income Tax

     Income taxes as presented herein attribute current and deferred income taxes of MetLife, Inc., for periods up until the Separation, to Brighthouse Financial in a manner that is systematic, rational and consistent with the asset and liability method prescribed by the Financial Accounting Standards Board ("FASB") guidance Accounting Standards Codification 740 -- Income Taxes ("ASC 740"). The Company's income tax provision was prepared following the modified separate return method. The modified separate return method applies ASC 740 to the standalone financial statements of each member of the consolidated group as if the group member were a separate taxpayer and a standalone enterprise, after providing benefits for losses. The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     The realization of deferred tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established, as well as the amount of such allowances. When making such determination, the Company considers many factors, including the jurisdiction in which the deferred tax asset was generated, the length of time that carryforward can be utilized in the various taxing jurisdictions, future taxable income exclusive of reversing temporary differences and carryforwards, future reversals of existing taxable temporary differences, taxable income in prior carryback years, tax planning strategies and the nature, frequency, and amount of cumulative financial reporting income and losses in recent years.

     The Company may be required to change its provision for income taxes when estimates used in determining valuation allowances on deferred tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, the effect of changes in tax laws, tax regulations, or interpretations of such laws or regulations, is recognized in net income tax expense (benefit) in the period of change.

     The Company determines whether it is more likely than not that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded on the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50% likely of being realized upon settlement. Unrecognized tax benefits due to tax uncertainties that do not meet the threshold are included within other liabilities and are charged to earnings in the period that such determination is made.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax expense.

     On December 22, 2017, President Trump signed the Tax Cuts and Jobs Act ("the Tax Act") into law. The Tax Act reduced the corporate tax rate to 21%, limited deductibility of interest expense, increased capitalization amounts for deferred acquisition costs, eliminated the corporate alternative minimum tax, provided for determining reserve deductions as 92.81% of statutory reserves, and reduced the dividend received deduction. Most of the changes in the Tax Act were effective as of January 1, 2018.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


     In December 2017, the U.S. Securities and Exchange Commission issued Staff Accounting Bulletin ("SAB") 118, addressing the application of GAAP in situations when a registrant does not have necessary information available to complete the accounting for certain income tax effects of the Tax Act. SAB 118 provides guidance for registrants under three scenarios: (1) the measurement of certain income tax effects is complete, (2) the measurement of certain income tax effects can be reasonably estimated, and (3) the measurement of certain income tax effects cannot be reasonably estimated. SAB 118 provides that the measurement period is complete when a company's accounting is complete. The measurement period cannot extend beyond one year from the enactment date. The Company completed its accounting for the tax effects of the Tax Act as of December 31, 2018.

     The corporate rate reduction also left certain tax effects, which were originally recorded using the previous corporate rate, stranded in AOCI. The Company adopted new accounting guidance as of December 31, 2017 that allowed the Company to reclassify the stranded tax effects from AOCI into retained earnings. The Company elected to reclassify amounts based on the difference between the previously enacted statutory tax rate and the newly enacted rate as applied on an aggregate basis. See Note 13 for more information.

  Litigation Contingencies

     The Company is a party to a number of legal actions and may be involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Legal costs are recognized as incurred. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected on the Company's financial statements.

  Other Accounting Policies

   Cash and Cash Equivalents

      The Company considers all highly liquid securities and other investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, which approximates estimated fair value.

   Employee Benefit Plans

      Through December 31, 2016, Metropolitan Life Insurance Company ("MLIC"), a former affiliate, provided and the Company contributed to defined benefit pension and postemployment plans for its employees and retirees. MLIC also provides and the Company contributes to a postretirement medical and life insurance benefit plan for certain retired employees. Within its consolidated statement of operations, the Company has included expenses associated with its participants in these plans.

Adoption of New Accounting Pronouncements

   Changes to GAAP are established by the FASB in the form of accounting standards updates ("ASU") to the FASB Accounting Standards Codification. The Company considers the applicability and impact of all ASUs. ASUs not listed below were assessed and determined to be either not applicable or are not expected to have a material impact on the Company's consolidated financial statements. The following table provides a description of new ASUs issued by the FASB and the expected impact of the adoption on the Company's consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   Except as noted below, the ASUs adopted by the Company during 2018 did not have a material impact on its consolidated financial statements. ASUs adopted as of December 31, 2018 are summarized in the table below.

Standard                             Description                  Effective Date       Impact on Financial Statements
-------------------------------------------------------------------------------------------------------------------------
ASU 2016-01, Financial  The new guidance changes the current   January 1, 2018       The Company 1) reclassified net
Instruments - Overall:  accounting guidance related to         using the modified    unrealized gains related to equity
Recognition and         (i) the classification and             retrospective method  securities previously classified as
Measurement of          measurement of certain equity                                AFS from AOCI to retained
Financial Assets and    investments, (ii) the presentation of                        earnings (deficit) and 2) increased
Financial               changes in the fair value of                                 the carrying value of equity
Liabilities             financial liabilities measured under                         investments previously accounted
                        the fair value option that are due to                        for under the cost method to
                        instrument-specific credit risk, and                         estimated fair value. The
                        (iii) certain disclosures associated                         cumulative effect of the adoption
                        with the fair value of financial                             is a net increase to retained
                        instruments. Additionally, there will                        earnings (deficit) of $38 million
                        no longer be a requirement to assess                         and a net decrease of $15 million
                        equity securities for impairment                             to AOCI, after taxes.
                        since such securities will be
                        measured at fair value through net
                        income.
-------------------------------------------------------------------------------------------------------------------------
ASU 2014-09 Revenue     For those contracts that are           January 1, 2018       The adoption did not have an
from Contracts with     impacted, the guidance will require    using the modified    impact on the Company's
Customers (Topic 606)   an entity to recognize revenue upon    retrospective method  financial statements other than
                        the transfer of promised goods or                            expanded disclosures in Note 12.
                        services to customers in an amount
                        that reflects the consideration to
                        which the entity expects to be
                        entitled, in exchange for those goods
                        or services.
-------------------------------------------------------------------------------------------------------------------------

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

1. Business, Basis of Presentation and Summary of Significant Accounting Policies (continued)


   ASUs issued but not yet adopted as of December 31, 2018 are summarized in the table below.

Standard                                   Description                      Effective Date      Impact on Financial Statements
---------------------------------------------------------------------------------------------------------------------------------
ASU 2018-15,             The amendments to Topic 350 require the          January 1, 2020      The Company is currently
Intangibles- Goodwill    capitalization of certain implementation costs   using the            evaluating the impact of this
and Other-Internal-Use   incurred in a cloud computing arrangement that   prospective method   guidance on its financial
Software (Subtopic 350-  is a service contract. The requirements align    or retrospective     statements.
40): Customer's          with the existing requirements to capitalize     method (with early
Accounting for           implementation costs incurred to develop or      adoption permitted)
Implementation Costs     obtain internal-use software.
Incurred in a Cloud
Computing Arrangement
That Is a Service
Contract
---------------------------------------------------------------------------------------------------------------------------------
ASU 2018-12, Financial   The amendments to Topic 944 will result in       January 1, 2021      The Company is in the early
Services -Insurance      significant changes to the accounting for        using a modified     stages of evaluating the new
(Topic 944): Targeted    long-duration insurance contracts. These         retrospective        guidance and therefore is unable
Improvements to the      changes (1) require all guarantees that qualify  method for the new   to estimate the impact to its
Accounting for Long-     as market risk benefits to be measured at fair   market risk benefit  financial statements. The most
Duration Contracts       value, (2) require more frequent updating of     guidance and         significant impact will be the
                         assumptions and modify existing discount rate    prospective          requirement to measure all
                         requirements for certain insurance liabilities,  methods for the      variable annuity guarantees at
                         (3) modify the methods of amortization for       increased            fair value.
                         deferred acquisition costs, and (4) require new  frequency of qualitative and quantitative disclosures around  updating
                         insurance contract asset and liability balances  assumptions, the and the judgments, assumptions and methods used  new discount rate
                         to measure those balances.                       requirements and
                                                                          DAC amortization
                                                                          changes. Early
                                                                          adoption is
                                                                          permitted
---------------------------------------------------------------------------------------------------------------------------------
ASU 2017-12,             The amendments to Topic 815 (i) refine and       January 1, 2019      The Company does not expect a
Derivatives and Hedging  expand the criteria for achieving hedge          using modified       material impact on its financial
(Topic 815): Targeted    accounting on certain hedging strategies,        retrospective        statements from adoption of the
Improvements to          (ii) require the earnings effect of the hedging  method (with early   new guidance.
Accounting for Hedging   instrument be presented in the same line item    adoption permitted)
Activities               in which the earnings effect of the hedged item
                         is reported, and (iii) eliminate the
                         requirement to separately measure and report
                         hedge ineffectiveness.
---------------------------------------------------------------------------------------------------------------------------------
ASU 2016-13, Financial   The amendments to Topic 326 replace the          January 1, 2020      The Company is currently
Instruments - Credit     incurred loss impairment methodology for         using the modified   evaluating the impact of this
Losses (Topic 326):      certain financial instruments with one that      retrospective        guidance on its financial
Measurement of Credit    reflects expected credit losses based on         method (with early   statements. The Company
Losses on Financial      historical loss information, current             adoption permitted   expects the most significant
Instruments              conditions, and reasonable and supportable       beginning            impacts to be earlier recognition
                         forecasts. The new guidance also requires that   January 1, 2019)     of impairments on mortgage loan
                         an OTTI on a debt security will be recognized                         investments.
                         as an allowance going forward, such that
                         improvements in expected future cash flows
                         after an impairment will no longer be reflected
                         as a prospective yield adjustment through net
                         investment income, but rather a reversal of the
                         previous impairment and recognized through
                         realized investment gains and losses.
---------------------------------------------------------------------------------------------------------------------------------

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


2. Segment Information

   The Company is organized into three segments: Annuities; Life; and Run-off. In addition, the Company reports certain of its results of operations in Corporate & Other.

  Annuities

     The Annuities segment consists of a variety of variable, fixed, index-linked and income annuities designed to address contract holders' needs for protected wealth accumulation on a tax-deferred basis, wealth transfer and income security.

  Life

     The Life segment consists of insurance products and services, including term, universal, whole and variable life products designed to address policyholders' needs for financial security and protected wealth transfer, which may be provided on a tax-advantaged basis.

  Run-off

     The Run-off segment consists of products no longer actively sold and which are separately managed, including structured settlements, pension risk transfer contracts, certain company-owned life insurance policies, funding agreements and universal life with secondary guarantees ("ULSG").

  Corporate & Other

     Corporate & Other contains the excess capital not allocated to the segments and interest expense related to the majority of the Company's outstanding debt, as well as expenses associated with certain legal proceedings and income tax audit issues. Corporate & Other also includes the elimination of intersegment amounts, long term care and workers compensation business reinsured through 100% quota share reinsurance agreements, and term life insurance sold direct to consumers, which is no longer being offered for new sales.

Financial Measures and Segment Accounting Policies

   Adjusted earnings is a financial measure used by management to evaluate performance, allocate resources and facilitate comparisons to industry results. Consistent with GAAP guidance for segment reporting, adjusted earnings is also used to measure segment performance. The Company believes the presentation of adjusted earnings, as the Company measures it for management purposes, enhances the understanding of its performance by highlighting the results of operations and the underlying profitability drivers of the business. Adjusted earnings should not be viewed as a substitute for net income (loss) attributable to Brighthouse Life Insurance Company and excludes net income (loss) attributable to noncontrolling interests.

   Adjusted earnings, which may be positive or negative, focuses on the Company's primary businesses principally by excluding (i) the impact of market volatility, which could distort trends, and (ii) businesses that have been or will be sold or exited by the Company, referred to as divested businesses.

   The following are significant items excluded from total revenues, net of income tax, in calculating adjusted earnings:

   .   Net investment gains (losses);

   . Net derivative gains (losses) except earned income on derivatives and amortization of premium on derivatives that are hedges of investments or that are used to replicate certain investments, but do not qualify for hedge accounting treatment; and

   . Amortization of unearned revenue related to net investment gains (losses) and net derivative gains (losses) and certain variable annuity GMIB fees ("GMIB Fees").

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)


   The following are significant items excluded from total expenses, net of income tax, in calculating adjusted earnings:

   . Amounts associated with benefits and hedging costs related to GMIBs ("GMIB Costs");

   . Amounts associated with periodic crediting rate adjustments based on the total return of a contractually referenced pool of assets and market value adjustments associated with surrenders or terminations of contracts ("Market Value Adjustments"); and

   . Amortization of DAC and VOBA related to: (i) net investment gains (losses), (ii) net derivative gains (losses), (iii) GMIB Fees and GMIB Costs and (iv) Market Value Adjustments.

   The tax impact of the adjustments mentioned above is calculated net of the statutory tax rate, which could differ from the Company's effective tax rate.

   Set forth in the tables below is certain financial information with respect to the Company's segments, as well as Corporate & Other, for the years ended December 31, 2018, 2017 and 2016 and at December 31, 2018 and 2017. The segment accounting policies are the same as those used to prepare the Company's consolidated financial statements, except for the adjustments to calculate adjusted earnings described above. In addition, segment accounting policies include the methods of capital allocation described below.

   Beginning in the first quarter of 2018, the Company changed the methodology for how capital is allocated to segments and, in some cases, products (the "Portfolio Realignment"). Segment investment and capitalization targets are now based on statutory oriented risk principles and metrics. Segment invested assets backing liabilities are based on net statutory liabilities plus excess capital. For the variable annuity business, the excess capital held is based on the target statutory total asset requirement consistent with the Company's variable annuity risk management strategy. For insurance businesses other than variable annuities, excess capital held is based on a percentage of required statutory risk-based capital ("RBC"). Assets in excess of those allocated to the segments, if any, are held in Corporate & Other. Segment net investment income reflects the performance of each segment's respective invested assets.

   Previously, invested assets held in the segments were based on net GAAP liabilities. Excess capital was retained in Corporate & Other and allocated to segments based on an internally developed statistics based capital model intended to capture the material risks to which the Company was exposed (referred to as "allocated equity"). Surplus assets in excess of the combined allocations to the segments were held in Corporate & Other with net investment income being credited back to the segments at a predetermined rate. Any excess or shortfall in net investment income from surplus assets was recognized in Corporate & Other.

   The Portfolio Realignment had no effect on the Company's consolidated net income (loss) attributable to Brighthouse Life Insurance Company or adjusted earnings, but it did impact segment results for the year ended December 31, 2018. It was not practicable to determine the impact of the Portfolio Realignment to adjusted earnings in prior periods; however, the Company estimates that pre-tax adjusted earnings in the Life segment for the year ended December 31, 2018 increased between $80 million and $100 million as a result of the change, with most of the offsetting impact in the Run-off segment. Impacts to the Annuities segment and Corporate & Other would not have been significantly different under the previous allocation method.

   In addition, the total assets recognized in the segments changed as a result of the Portfolio Realignment. Total assets (on a book value basis) in the Annuities and Life segments increased approximately $2 billion and approximately $3 billion, respectively, under the new allocation method. The Run-off segment and Corporate & Other experienced decreases in total assets of approximately $3 billion and approximately $2 billion, respectively, as a result of the Portfolio Realignment.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)


                                                                                           Operating Results
                                                                         -----------------------------------------------------

                                                                                                         Corporate
                                                                         Annuities    Life     Run-off    & Other        Total
Year Ended December 31, 2018                                             ---------- -------- ----------  ---------  ----------
                                                                                             (In millions)
Pre-tax adjusted earnings............................................... $    1,179 $    211 $      (58) $    (229)     $1,103
Provision for income tax expense (benefit)..............................        201       43        (14)       (73)        157
                                                                         ---------- -------- ----------  ---------  ----------
Post-tax adjusted earnings..............................................        978      168        (44)      (156)        946
Less: Net income (loss) attributable to noncontrolling interests........         --       --         --          1           1
                                                                         ---------- -------- ----------  ---------  ----------
 Adjusted earnings...................................................... $      978 $    168 $      (44) $    (157)        945
                                                                         ========== ======== ==========  =========
Adjustments for:
Net investment gains (losses)...........................................                                                  (204)
Net derivative gains (losses)...........................................                                                   745
Other adjustments to net income.........................................                                                  (523)
Provision for income tax (expense) benefit..............................                                                     4
                                                                                                                    ----------
Net income (loss) attributable to Brighthouse Life Insurance Company....                                                $  967
                                                                                                                    ==========
Interest revenue........................................................ $    1,523 $    373 $    1,309  $      44
Interest expense........................................................ $       -- $     -- $       --  $       6

                                                                                                         Corporate &
 Balance at December 31, 2018                                            Annuities    Life     Run-off      Other      Total
-----------------------------------------------------------------------  ---------- --------- ---------- ----------- ----------
                                                                                             (In millions)
 Total assets........................................................... $  137,079 $  14,928 $   32,390  $   11,433 $  195,830
 Separate account assets................................................ $   88,138 $   1,732 $    1,641  $       -- $   91,511
 Separate account liabilities........................................... $   88,138 $   1,732 $    1,641  $       -- $   91,511

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)


                                                                                          Operating Results
                                                                         --------------------------------------------------

                                                                                                      Corporate
 Year Ended December 31, 2017                                            Annuities   Life   Run-off    & Other        Total
-----------------------------------------------------------------------  --------- -------  -------  -----------  ---------
                                                                                            (In millions)
 Pre-tax adjusted earnings..............................................  $  1,230 $   (68) $  (466)     $  (114)  $    582
 Provision for income tax expense (benefit).............................       323     (30)    (172)         338        459
                                                                         --------- -------  -------  -----------  ---------
 Post-tax adjusted earnings.............................................       907     (38)    (294)        (452)       123
 Less: Net income (loss) attributable to noncontrolling interests.......        --      --       --           --         --
                                                                         --------- -------  -------  -----------  ---------
  Adjusted earnings.....................................................  $    907 $   (38) $  (294)     $  (452)       123
                                                                          ======== =======  =======      =======
 Adjustments for:
 Net investment gains (losses)..........................................                                                (27)
 Net derivative gains (losses)..........................................                                             (1,468)
 Other adjustments to net income........................................                                               (708)
 Provision for income tax (expense) benefit.............................                                              1,197
                                                                                                                   --------
 Net income (loss) attributable to Brighthouse Life Insurance Company...                                           $   (883)
                                                                                                                   ========

 Interest revenue.......................................................  $  1,263 $   300  $ 1,399      $   142
 Interest expense.......................................................  $     -- $    (4) $    23      $    39

                                                                                                     Corporate &
 Balance at December 31, 2017                                            Annuities   Life   Run-off     Other       Total
-----------------------------------------------------------------------  --------- -------  -------  -----------  ---------
                                                                                            (In millions)
 Total assets...........................................................  $149,920 $13,044  $36,719      $12,362   $212,045
 Separate account assets................................................  $105,140 $ 1,915  $ 3,101      $    --   $110,156
 Separate account liabilities...........................................  $105,140 $ 1,915  $ 3,101      $    --   $110,156

                                                                                          Operating Results
                                                                         --------------------------------------------------

                                                                                                      Corporate
 Year Ended December 31, 2016                                            Annuities   Life   Run-off    & Other      Total
-----------------------------------------------------------------------  --------- -------  -------  -----------  ---------
                                                                                            (In millions)
 Pre-tax adjusted earnings..............................................  $  1,494 $     6  $  (249)     $    23   $  1,274
 Provision for income tax expense (benefit).............................       441      --      (90)         (10)       341
                                                                         --------- -------  -------  -----------  ---------
 Post-tax adjusted earnings.............................................     1,053       6     (159)          33        933
 Less: Net income (loss) attributable to noncontrolling interests.......        --      --       --           --         --
                                                                         --------- -------  -------  -----------  ---------
  Adjusted earnings.....................................................  $  1,053 $     6  $  (159)     $    33        933
                                                                          ======== =======  =======  ===========
 Adjustments for:
 Net investment gains (losses)..........................................                                                (67)
 Net derivative gains (losses)..........................................                                             (5,770)
 Other adjustments to net income........................................                                                 98
 Provision for income tax (expense) benefit.............................                                              2,031
                                                                                                                   --------
 Net income (loss) attributable to Brighthouse Life Insurance Company...                                           $ (2,775)
                                                                                                                   ========

 Interest revenue.......................................................  $  1,446 $   351  $ 1,411      $   197
 Interest expense.......................................................  $     -- $    --  $    60      $    67

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

2. Segment Information (continued)


   The following table presents total revenues with respect to the Company's segments, as well as Corporate & Other:

                                                                               Years Ended December 31,
                                                                       ---------------------------------------
                                                                           2018         2017          2016
                                                                       ------------ ------------  ------------
                                                                                    (In millions)
Annuities............................................................. $      3,921 $      3,721  $      4,423
Life..................................................................        1,160        1,036         1,036
Run-off...............................................................        2,112        2,148         2,313
Corporate & Other.....................................................          147          250           338
Adjustments...........................................................          782       (1,357)       (5,850)
                                                                       ------------ ------------  ------------
 Total................................................................ $      8,122 $      5,798  $      2,260
                                                                       ============ ============  ============

     The following table presents total premiums, universal life and investment-type product policy fees and other revenues by major product groups of the Company's segments, as well as Corporate & Other:

                                                                              Years Ended December 31,
                                                                       --------------------------------------
                                                                           2018         2017         2016
                                                                       ------------ ------------ ------------
                                                                                   (In millions)
Annuity products...................................................... $      2,662 $      2,729 $      3,411
Life insurance products...............................................        1,677        1,587        1,552
Other products........................................................            7            4           23
                                                                       ------------ ------------ ------------
 Total................................................................ $      4,346 $      4,320 $      4,986
                                                                       ============ ============ ============

   Substantially all of the Company's premiums, universal life and investment-type product policy fees and other revenues originated in the U.S.

   Revenues derived from any individual customer did not exceed 10% of premiums, universal life and investment-type product policy fees and other revenues for the years ended December 31, 2018, 2017 and 2016.

3. Organizational Changes

Contribution Transactions

   In April 2017, in connection with the Separation, MetLife, Inc. contributed MetLife Reinsurance Company of Delaware, MetLife Reinsurance Company of South Carolina ("MRSC"), MetLife Reinsurance Company of Vermont II, all affiliated reinsurance companies, and BHNY to Brighthouse Life Insurance Company ("the Contribution Transactions"). The affiliated reinsurance companies were then merged into BRCD, and certain reserve financing arrangements were restructured, resulting in a net return of capital to MetLife of $2.7 billion. The return of capital included $3.4 billion in cash, offset by a non-cash capital contribution of $703 million primarily comprised of the $643 million tax impact of a basis adjustment for BRCD in connection with the Contribution Transactions. The affiliated reinsurance companies reinsured risks, including level premium term life and ULSG assumed from the Company and other entities and operations of Brighthouse.

   The Contribution Transactions were between entities under common control and have been accounted for in a manner similar to the pooling-of-interests method, which requires that the acquired entities be combined at their historical cost. The Company's consolidated financial statements and related footnotes are presented as if the transaction occurred at the beginning of the earliest date presented and the prior periods have been retrospectively adjusted.

   Simultaneously with the Contribution Transactions, the following additional transactions occurred:

   . The existing reserve financing arrangements of the affiliated reinsurance companies with unaffiliated financial institutions were terminated and replaced with a single financing arrangement supported by a pool of highly rated third-party reinsurers. See Note 10.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

3. Organizational Changes (continued)


   . Invested assets held in trust totaling $3.4 billion were liquidated, of which $2.8 billion provided funding for MetLife, Inc.'s repayment of the associated collateral financing arrangement, and the remainder was remitted to MetLife, Inc. See Notes 7 and 11.

   . Loans outstanding to MetLife, Inc. totaling $1.1 billion were repaid in an exchange transaction that resulted in the satisfaction of $1.1 billion of surplus notes due to MetLife. See Notes 7 and 10.

4. Insurance

Insurance Liabilities

   Insurance liabilities, including affiliated insurance liabilities on reinsurance assumed and ceded, are comprised of future policy benefits, policyholder account balances and other policy-related balances. Information regarding insurance liabilities by segment, as well as Corporate & Other, was as follows at:

                                                                              December 31,
                                                                       ---------------------------
                                                                           2018          2017
                                                                       ------------- -------------
                                                                              (In millions)
Annuities............................................................. $      37,266 $      34,143
Life..................................................................         7,336         7,057
Run-off...............................................................        25,447        26,770
Corporate & Other.....................................................         7,597         7,534
                                                                       ------------- -------------
 Total................................................................ $      77,646 $      75,504
                                                                       ============= =============

   See Note 6 for discussion of affiliated reinsurance liabilities included in the table above.

Assumptions for Future Policyholder Benefits and Policyholder Account Balances

   For non-participating term and whole-life insurance, assumptions for mortality and persistency are based upon the Company's experience. Interest rate assumptions for the aggregate future policy benefit liabilities range from 3% to 8%. The liability for single premium immediate annuities is based on the present value of expected future payments using the Company's experience for mortality assumptions, with interest rate assumptions used in establishing such liabilities ranging from 2% to 8%.

   Participating whole-life insurance uses an interest assumption based upon non-forfeiture interest rate of 4%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts, and also includes a liability for terminal dividends. Participating whole-life insurance represented 3% and 4% of the Company's life insurance in-force at December 31, 2018 and 2017, respectively, and 38%, 38% and 42% of gross traditional life insurance premiums for the years ended December 31, 2018, 2017 and 2016, respectively.

   The liability for future policyholder benefits for long-term disability (included in the Life segment) and long-term care insurance (included in the Run-off segment) includes assumptions based on the Company's experience for future morbidity, withdrawals and interest. Interest rate assumptions used for long-term disability in establishing such liabilities range from 4% to 7%. Claim reserves for these products include best estimate assumptions for claim terminations, expenses and interest. Interest rate assumptions used for establishing long-term care claim liabilities range from 3% to 7%.

   Policyholder account balances liabilities for deferred annuities and universal life insurance have interest credited rates ranging from 1% to 7%.

Guarantees

   The Company issues variable annuity contracts with guaranteed minimum benefits. GMABs, the non-life contingent portion of GMWBs and the portion of certain GMIBs that do not require annuitization are accounted for as embedded derivatives in policyholder account balances and are further discussed in Note 8.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


   The assumptions for GMDBs and GMIBs included in future policyholder benefits include projected separate account rates of return, general account investment returns, interest crediting rates, mortality, in-force or persistency, benefit elections and withdrawals, and expenses to administer business. GMIBs also include an assumption for the percentage of the potential annuitizations that may be elected by the contract holder, while GMWBs include assumptions for withdrawals.

   The Company also has universal and variable life insurance contracts with secondary guarantees.

   See Note 1 for more information on GMDBs and GMIBs accounted for as insurance liabilities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


   Information regarding the liabilities for guarantees (excluding policyholder account balances and embedded derivatives) relating to variable annuity contracts and universal and variable life insurance contracts was as follows:

                                                             Universal and
                                                                Variable
                                Variable Annuity Contracts   Life Contracts
                               ----------------------------  --------------
                                                               Secondary
                                   GMDBs          GMIBs        Guarantees         Total
                               ------------  --------------  --------------  --------------
                                                       (In millions)
Direct
Balance at January 1, 2016.... $        831  $        1,872  $        2,787  $        5,490
Incurred guaranteed benefits..          335             334             753           1,422
Paid guaranteed benefits......          (60)             --              --             (60)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2016..        1,106           2,206           3,540           6,852
Incurred guaranteed benefits..          367             344             692           1,403
Paid guaranteed benefits......          (57)             --              --             (57)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2017..        1,416           2,550           4,232           8,198
Incurred guaranteed benefits..          183             358             483           1,024
Paid guaranteed benefits......          (56)             --              --             (56)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2018.. $      1,543  $        2,908  $        4,715  $        9,166
                               ============  ==============  ==============  ==============
Net Ceded/(Assumed)
Balance at January 1, 2016.... $        (34) $          (28) $        1,007  $          945
Incurred guaranteed benefits..           44               9              98             151
Paid guaranteed benefits......          (55)             --              --             (55)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2016..          (45)            (19)          1,105           1,041
Incurred guaranteed benefits..           94             (28)           (159)            (93)
Paid guaranteed benefits......          (55)             --              --             (55)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2017..           (6)            (47)            946             893
Incurred guaranteed benefits..           48              (3)             18              63
Paid guaranteed benefits......          (54)             --              --             (54)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2018.. $        (12) $          (50) $          964  $          902
                               ============  ==============  ==============  ==============
Net
Balance at January 1, 2016.... $        865  $        1,900  $        1,780  $        4,545
Incurred guaranteed benefits..          291             325             655           1,271
Paid guaranteed benefits......           (5)             --              --              (5)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2016..        1,151           2,225           2,435           5,811
Incurred guaranteed benefits..          273             372             851           1,496
Paid guaranteed benefits......           (2)             --              --              (2)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2017..        1,422           2,597           3,286           7,305
Incurred guaranteed benefits..          135             361             465             961
Paid guaranteed benefits......           (2)             --              --              (2)
                               ------------  --------------  --------------  --------------
Balance at December 31, 2018.. $      1,555  $        2,958  $        3,751  $        8,264
                               ============  ==============  ==============  ==============

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


      Information regarding the Company's guarantee exposure was as follows at:

                                                                             December 31,
                                           -----------------------------------------------------------------------------
                                                             2018                                     2017
                                           ------------------------------------     ------------------------------------
                                                In the                At                 In the                At
                                             Event of Death       Annuitization       Event of Death       Annuitization
                                           ----------------     ---------------     ----------------     ---------------
                                                                         (Dollars in millions)
Annuity Contracts (1), (2)
Variable Annuity Guarantees
Total account value (3)...................      $    92,794         $    53,330         $    105,061         $    59,691
Separate account value....................      $    88,065         $    52,225         $    100,043         $    58,511
Net amount at risk........................      $    10,945 (4)     $     3,903 (5)     $      5,200 (4)     $     2,330 (5)
Average attained age of contract holders..         69 years            68 years             68 years            68 years

                                                      December 31,
                                               ---------------------------
                                                   2018          2017
                                               ------------- -------------
                                                  Secondary Guarantees
                                               ---------------------------
                                                  (Dollars in millions)
      Universal Life Contracts
      Total account value (3)................. $       6,099 $       6,244
      Net amount at risk (6).................. $      73,131 $      75,304
      Average attained age of policyholders...      65 years      64 years

      Variable Life Contracts
      Total account value (3)................. $         954 $       1,021
      Net amount at risk (6).................. $      13,040 $      13,848
      Average attained age of policyholders...      45 years      44 years

-------------

(1) The Company's annuity contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) Includes direct business, but excludes offsets from hedging or reinsurance, if any. Therefore, the net amount at risk presented reflects the economic exposures of living and death benefit guarantees associated with variable annuities, but not necessarily their impact on the Company. See Note 6 for a discussion of guaranteed minimum benefits which have been reinsured.

(3) Includes the contract holder's investments in the general account and separate account, if applicable.

(4) Defined as the death benefit less the total account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date and includes any additional contractual claims associated with riders purchased to assist with covering income taxes payable upon death.

(5) Defined as the amount (if any) that would be required to be added to the total account value to purchase a lifetime income stream, based on current annuity rates, equal to the minimum amount provided under the guaranteed benefit. This amount represents the Company's potential economic exposure to such guarantees in the event all contract holders were to annuitize on the balance sheet date, even though the contracts contain terms that allow annuitization of the guaranteed amount only after the 10th anniversary of the contract, which not all contract holders have achieved.

(6) Defined as the guarantee amount less the account value, as of the balance sheet date. It represents the amount of the claim that the Company would incur if death claims were filed on all contracts on the balance sheet date.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

4. Insurance (continued)


   Account balances of contracts with guarantees were invested in separate account asset classes as follows at:

                                          December 31,
                                  ----------------------------
                                      2018           2017
                                  ------------- --------------
                                         (In millions)
                 Fund Groupings:
                 Balanced........ $      58,258 $       54,729
                 Equity..........        22,292         43,685
                 Bond............         7,592          6,082
                 Money Market....            17            605
                                  ------------- --------------
                   Total......... $      88,159 $      105,101
                                  ============= ==============

Obligations Under Funding Agreements

   The Company has issued fixed and floating rate funding agreements, which are denominated in either U.S. dollars or foreign currencies, to certain special purpose entities that have issued either debt securities or commercial paper for which payment of interest and principal is secured by such funding agreements. During the years ended December 31, 2018, 2017 and 2016, the Company issued $0, $0 and $1.4 billion, respectively, and repaid $6 million, $6 million and $3.4 billion, respectively, of such funding agreements. At December 31, 2018 and 2017, liabilities for funding agreements outstanding, which are included in policyholder account balances, were $136 million and $141 million, respectively.

   Brighthouse Life Insurance Company is a member of the Federal Home Loan Bank ("FHLB") of Atlanta and holds common stock in certain regional banks in the FHLB system. Holdings of FHLB common stock carried at cost at December 31, 2018 and 2017 were $64 million and $71 million, respectively.

   Brighthouse Life Insurance Company has also entered into funding agreements with FHLBs. The liabilities for these funding agreements are included in policyholder account balances. Liabilities for FHLB funding agreements at both December 31, 2018 and 2017 were $595 million.

   Funding agreements are issued to FHLBs in exchange for cash. The FHLBs have been granted liens on certain assets, some of which are in their custody, including RMBS, to collateralize the Company's obligations under the funding agreements. The Company is permitted to withdraw any portion of the collateral in the custody of the FHLBs as long as there is no event of default and the remaining qualified collateral is sufficient to satisfy the collateral maintenance level. Upon any event of default by the Company, the FHLBs recovery on the collateral is limited to the amount of the Company's liabilities to the FHLBs.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles

   See Note 1 for a description of capitalized acquisition costs.

   Information regarding DAC and VOBA was as follows:

                                                                               Years Ended December 31,
                                                                       ----------------------------------------
                                                                           2018          2017          2016
                                                                       ------------  ------------  ------------
                                                                                     (In millions)
DAC:
Balance at January 1,................................................. $      5,015  $      5,667  $      5,066
Capitalizations.......................................................          319           256           330
Amortization related to:
Net investment gains (losses) and net derivative gains (losses).......         (370)          127         1,371
Other expenses........................................................         (535)         (958)       (1,076)
                                                                       ------------  ------------  ------------
 Total amortization...................................................         (905)         (831)          295
                                                                       ------------  ------------  ------------
Unrealized investment gains (losses)..................................           89           (77)          (24)
                                                                       ------------  ------------  ------------
Balance at December 31,...............................................        4,518         5,015         5,667
                                                                       ------------  ------------  ------------
VOBA:
Balance at January 1,.................................................          608           672           711
Amortization related to:
Net investment gains (losses) and net derivative gains (losses).......           (1)           (9)            2
Other expenses........................................................         (105)          (76)          (72)
                                                                       ------------  ------------  ------------
 Total amortization...................................................         (106)          (85)          (70)
                                                                       ------------  ------------  ------------
Unrealized investment gains (losses)..................................           66            21            31
                                                                       ------------  ------------  ------------
Balance at December 31,...............................................          568           608           672
                                                                       ------------  ------------  ------------
Total DAC and VOBA:
Balance at December 31,............................................... $      5,086  $      5,623  $      6,339
                                                                       ============  ============  ============

   Information regarding total DAC and VOBA by segment, as well as Corporate & Other, was as follows at:

                                                                             December 31,
                                                                       -------------------------
                                                                           2018         2017
                                                                       ------------ ------------
                                                                             (In millions)
Annuities............................................................. $      4,357 $      4,819
Life..................................................................          613          671
Run-off...............................................................            5            5
Corporate & Other.....................................................          111          128
                                                                       ------------ ------------
 Total................................................................ $      5,086 $      5,623
                                                                       ============ ============

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

5. Deferred Policy Acquisition Costs, Value of Business Acquired and Other Intangibles (continued)


   Information regarding other intangibles was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                          2018        2017        2016
                                                                       ----------  ----------  ----------
                                                                                  (In millions)
DSI:
Balance at January 1,................................................. $      411  $      432  $      515
Capitalization........................................................          2           2           3
Amortization..........................................................        (39)        (12)        (83)
Unrealized investment gains (losses)..................................         17         (11)         (3)
                                                                       ----------  ----------  ----------
Balance at December 31,............................................... $      391  $      411  $      432
                                                                       ==========  ==========  ==========
VODA:
Balance at January 1,................................................. $      105  $      120  $      136
Amortization..........................................................        (14)        (15)        (16)
                                                                       ----------  ----------  ----------
Balance at December 31,............................................... $       91  $      105  $      120
                                                                       ==========  ==========  ==========
Accumulated amortization.............................................. $      169  $      155  $      140
                                                                       ==========  ==========  ==========

   The estimated future amortization expense to be reported in other expenses for the next five years is as follows:

                                                                          VOBA        VODA
                                                                       ----------- -----------
                                                                            (In millions)
2019.................................................................. $        77 $        13
2020.................................................................. $        58 $        12
2021.................................................................. $        52 $        10
2022.................................................................. $        46 $         9
2023.................................................................. $        41 $         8

6. Reinsurance

   The Company enters into reinsurance agreements primarily as a purchaser of reinsurance for its various insurance products and also as a provider of reinsurance for some insurance products issued by New England Life Insurance Company ("NELICO"), former affiliated and unaffiliated companies. The Company participates in reinsurance activities in order to limit losses, minimize exposure to significant risks and provide additional capacity for future growth.

   Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed in Note 7.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


  Annuities and Life

     For annuities, the Company reinsures portions of the living and death benefit guarantees issued in connection with certain variable annuities to unaffiliated reinsurers. Under these reinsurance agreements, the Company pays a reinsurance premium generally based on fees associated with the guarantees collected from policyholders and receives reimbursement for benefits paid or accrued in excess of account values, subject to certain limitations. The value of embedded derivatives on the ceded risk is determined using a methodology consistent with the guarantees directly written by the Company with the exception of the input for nonperformance risk that reflects the credit of the reinsurer. The Company also assumes 100% of the living and death benefit guarantees issued in connection with certain variable annuities issued by NELICO. The Company cedes certain fixed rate annuities to unaffiliated third party reinsurers, and assumes certain index-linked annuities from an unaffiliated third party insurer. These reinsurance arrangements are structured on a coinsurance basis and are reported as deposit accounting.

     For its life products, the Company has historically reinsured the mortality risk primarily on an excess of retention basis or on a quota share basis. The Company currently reinsures 90% of the mortality risk in excess of $2 million for most products. In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specified characteristics. On a case by case basis, the Company may retain up to $20 million per life and reinsure 100% of amounts in excess of the amount the Company retains. The Company also reinsures 90% of the risk associated with participating whole life policies to a former affiliate and assumes certain term life policies and universal life policies with secondary death benefit guarantees issued by a former affiliate. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

  Corporate & Other

     The Company reinsures, through 100% quota share reinsurance agreements certain run-off long-term care and workers' compensation business written by the Company. At December 31, 2018, the Company had $6.6 billion of reinsurance recoverables associated with its reinsured long-term care business. The reinsurer has established trust accounts for the Company's benefit to secure their obligations under the reinsurance agreements.

  Catastrophe Coverage

     The Company has exposure to catastrophes which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance agreements to provide greater diversification of risk and minimize exposure to larger risks.

  Reinsurance Recoverables

     The Company reinsures its business through a diversified group of reinsurers. The Company analyzes recent trends in arbitration and litigation outcomes in disputes, if any, with its reinsurers. The Company monitors ratings and evaluates the financial strength of its reinsurers by analyzing their financial statements. In addition, the reinsurance recoverable balance due from each reinsurer is evaluated as part of the overall monitoring process. Recoverability of reinsurance recoverable balances is evaluated based on these analyses. The Company generally secures large reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. These reinsurance recoverable balances are stated net of allowances for uncollectible reinsurance, which at both December 31, 2018 and 2017, were not significant.

     The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $5.0 billion and $2.4 billion of unsecured reinsurance recoverable balances with third-party reinsurers at December 31, 2018 and 2017, respectively.

     At December 31, 2018, the Company had $12.3 billion of net ceded reinsurance recoverables with third-parties. Of this total, $10.9 billion, or 89%, were with the Company's five largest ceded reinsurers, including
  $3.8 billion of net ceded reinsurance recoverables which were unsecured. At December 31, 2017, the Company had $9.1 billion of net ceded reinsurance recoverables with third-parties. Of this total, $7.9 billion, or 87%, were with the Company's five largest ceded reinsurers, including $1.4 billion of net ceded reinsurance recoverables which were unsecured.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   The amounts on the consolidated statements of operations include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows:

                                                                           Years Ended December 31,
                                                                       -------------------------------
                                                                            2018       2017       2016
                                                                       ---------  ---------  ---------
                                                                                (In millions)
Premiums
Direct premiums.......................................................   $ 1,640    $ 1,731    $ 2,226
Reinsurance assumed...................................................        12         13         81
Reinsurance ceded.....................................................      (783)      (916)    (1,127)
                                                                       ---------  ---------  ---------
 Net premiums.........................................................   $   869    $   828    $ 1,180
                                                                       =========  =========  =========
Universal life and investment-type product policy fees
Direct universal life and investment-type product policy fees.........   $ 3,617    $ 3,653    $ 3,582
Reinsurance assumed...................................................       101        103        126
Reinsurance ceded.....................................................      (528)      (600)      (611)
                                                                       ---------  ---------  ---------
 Net universal life and investment-type product policy fees...........   $ 3,190    $ 3,156    $ 3,097
                                                                       =========  =========  =========
Other revenues
Direct other revenues.................................................   $   262    $   260    $   271
Reinsurance assumed...................................................         2         29         89
Reinsurance ceded.....................................................        23         47        349
                                                                       ---------  ---------  ---------
 Net other revenues...................................................   $   287    $   336    $   709
                                                                       =========  =========  =========
Policyholder benefits and claims
Direct policyholder benefits and claims...............................   $ 4,724    $ 5,080    $ 6,101
Reinsurance assumed...................................................        75         89        127
Reinsurance ceded.....................................................    (1,619)    (1,575)    (2,490)
                                                                       ---------  ---------  ---------
 Net policyholder benefits and claims.................................   $ 3,180    $ 3,594    $ 3,738
                                                                       =========  =========  =========

   The amounts on the consolidated balance sheets include the impact of reinsurance. Information regarding the significant effects of reinsurance was as follows at:

                                                                                 December 31,
                                                   -------------------------------------------------------------------------
                                                                   2018                                 2017
                                                   ------------------------------------ ------------------------------------
                                                                                Total                                Total
                                                                               Balance                              Balance
                                                    Direct   Assumed   Ceded    Sheet    Direct   Assumed   Ceded    Sheet
                                                   -------- --------  -------- -------- -------- --------  -------- --------
                                                                                 (In millions)
Assets
Premiums, reinsurance and other receivables....... $    384   $   60  $ 12,669 $ 13,113 $    367  $    43  $ 12,508 $ 12,918
Liabilities
Policyholder account balances..................... $ 37,586   $1,744  $     -- $ 39,330 $ 36,359  $   710  $     -- $ 37,069
Other policy-related balances..................... $  1,051   $1,677  $     -- $  2,728 $  1,037  $ 1,683  $     -- $  2,720
Other liabilities................................. $  2,804   $   (4) $    655 $  3,455 $  3,724  $    (6) $    701 $  4,419

   Effective December 1, 2016, the Company terminated two agreements with a third-party reinsurer which covered 90% of the liabilities on certain participating whole life insurance policies issued between April 1, 2000 and December 31, 2001 by MLIC. This termination resulted in a decrease in other invested assets of $713 million, a decrease in DAC and VOBA of $95 million, a decrease in future policy benefits of $654 million, and a decrease in other liabilities of $43 million. The Company recognized a loss of approximately $72 million, net of income tax, as a result of this transaction.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   Reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on reinsurance were both $1.4 billion at December 31, 2018 and 2017. The deposit liabilities on reinsurance were $1.4 billion and $445 million at December 31, 2018 and 2017, respectively.

  Related Party Reinsurance Transactions

   The Company has reinsurance agreements with its affiliate NELICO and certain MetLife, Inc. subsidiaries, including MLIC, Metropolitan Tower Life Insurance Company, MetLife Reinsurance Company of Vermont ("MRV") and American Life Insurance Company, all of which were related parties until the completion of the MetLife Divestiture.

   Information regarding the significant effects of reinsurance with NELICO and former MetLife affiliates included on the consolidated statements of operations was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                             2018        2017        2016
                                                                       ----------  ----------  ----------
                                                                                  (In millions)
Premiums
Reinsurance assumed...................................................      $   7       $  13       $  35
Reinsurance ceded.....................................................       (201)       (537)       (766)
                                                                       ----------  ----------  ----------
 Net premiums.........................................................      $(194)      $(524)      $(731)
                                                                       ==========  ==========  ==========
Universal life and investment-type product policy fees
Reinsurance assumed...................................................      $  51       $ 103       $ 126
Reinsurance ceded.....................................................          1         (14)        (60)
                                                                       ----------  ----------  ----------
 Net universal life and investment-type product policy fees...........      $  52       $  89       $  66
                                                                       ==========  ==========  ==========
Other revenues
Reinsurance assumed...................................................      $   2       $  29       $  59
Reinsurance ceded.....................................................         18          44         348
                                                                       ----------  ----------  ----------
 Net other revenues...................................................      $  20       $  73       $ 407
                                                                       ==========  ==========  ==========
Policyholder benefits and claims
Reinsurance assumed...................................................      $  52       $  87       $  90
Reinsurance ceded.....................................................       (178)       (420)       (737)
                                                                       ----------  ----------  ----------
 Net policyholder benefits and claims.................................      $(126)      $(333)      $(647)
                                                                       ==========  ==========  ==========

   Information regarding the significant effects of reinsurance with NELICO and former MetLife affiliates included on the consolidated balance sheets was as follows at:

                                                                                     December 31,
                                                                       -----------------------------------------
                                                                               2018                 2017
                                                                       -------------------- --------------------
                                                                         Assumed      Ceded   Assumed      Ceded
                                                                       ---------  --------- ---------  ---------
                                                                                     (In millions)
Assets
Premiums, reinsurance and other receivables...........................      $ 21        $--    $   34     $3,254
Liabilities
Policyholder account balances.........................................      $386        $--    $  436     $   --
Other policy-related balances.........................................      $ 14        $--    $1,683     $   --
Other liabilities.....................................................      $(38)       $--    $   (8)    $  401

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   The Company assumes risks from NELICO related to guaranteed minimum benefits written directly by the cedent. The assumed reinsurance agreements contain embedded derivatives and changes in their estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the agreements are included within policyholder account balances and were $386 million and $436 million at December 31, 2018 and 2017, respectively. Net derivative gains (losses) associated with the embedded derivatives were $53 million, $67 million and $6 million for the years ended December 31, 2018, 2017 and 2016, respectively. In January 2017, the Company executed a novation and assignment agreement whereby it replaced MLIC as the reinsurer of certain variable annuities, including guaranteed minimum benefits, issued by NELICO. At the time of the novation and assignment, the transaction resulted in an increase in cash and cash equivalents of $184 million, an increase in future policy benefits of $34 million, an increase in policyholder account balances of $219 million and a decrease in other liabilities of $68 million. The Company recognized no gain or loss as a result of this transaction.

   The Company cedes risks to MLIC related to guaranteed minimum benefits written directly by the Company. The ceded reinsurance agreement contains embedded derivatives and changes in the estimated fair value are also included within net derivative gains (losses). The embedded derivatives associated with the cessions are included within premiums, reinsurance and other receivables and were $0 and $2 million at December 31, 2018 and 2017, respectively. Net derivative gains (losses) associated with the embedded derivatives were less than $1 million, ($126) million, and $46 million for the years ended
December 31, 2018, 2017 and 2016, respectively.

   In May 2017, the Company recaptured from MLIC risks related to multiple life products ceded under yearly renewable term and coinsurance agreements. This recapture resulted in an increase in cash and cash equivalents of $214 million and a decrease in premiums, reinsurance and other receivables of $189 million. The Company recognized a gain of $17 million, net of income tax, as a result of this reinsurance termination.

   The Company previously assumed risks from MLIC related to guaranteed minimum benefits written directly by MLIC. The assumed reinsurance agreement contained embedded derivatives and changes in their estimated fair value are included within net derivative gains (losses). The embedded derivatives associated with the agreement are recorded within policyholder account balances and was zero at both December 31, 2018 and 2017. Net derivative gains (losses) associated with the embedded derivatives were $0, $110 million and ($27) million for the years ended December 31, 2018, 2017 and 2016, respectively. In January 2017, MLIC recaptured these risks which resulted in a decrease in investments and cash and cash equivalents of $568 million, a decrease in future policy benefits of $106 million, and a decrease in policyholder account balances of $460 million. In June 2017, there was an adjustment to the recapture amounts of this transaction, which resulted in an increase in premiums, reinsurance and other receivables of $140 million at June 30, 2017. The Company recognized a gain of $89 million, net of income tax, as a result of this transaction.

   In January 2017, the Company recaptured risks related to certain variable annuities, including guaranteed minimum benefits, issued by BHNY ceded to MLIC. This recapture resulted in a decrease in cash and cash equivalents of $150 million, an increase in future policy benefits of $45 million, an increase in policyholder account balances of $168 million and a decrease in other liabilities of $359 million. The Company recognized no gain or loss as a result of this transaction.

   In December 2016, the Company recaptured level premium term business previously reinsured to MRV. This recapture resulted in a decrease in cash and cash equivalents of $27 million, a decrease in premiums, reinsurance and other receivables of $94 million and a decrease in other liabilities of $158 million. The Company recognized a gain of $24 million, net of income tax, as a result of this recapture.

   In November 2016, the Company recaptured certain single premium deferred annuity contracts previously reinsured to MLIC. This recapture resulted in an increase in investments and cash and cash equivalents of $933 million and increase in DAC of $23 million, offset by a decrease in premiums, reinsurance and other receivables of $923 million. The Company recognized a gain of $22 million, net of income tax, as a result of this recapture.

   In April 2016, the Company recaptured risks related to certain single premium deferred annuity contracts previously reinsured to MLIC. As a result of this recapture, the significant effects to the Company were an increase in investments and cash and cash equivalents of $4.3 billion and an increase in DAC of $87 million, offset by a decrease in premiums, reinsurance and other receivables of $4.0 billion. The Company recognized a gain of $246 million, net of income tax, as a result of this recapture.

   The Company has secured certain reinsurance recoverable balances with various forms of collateral, including secured trusts, funds withheld accounts and irrevocable letters of credit. The Company had $0 and $2.5 billion of unsecured related party reinsurance recoverable balances at December 31, 2018 and 2017, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

6. Reinsurance (continued)


   Related party reinsurance agreements that do not expose the Company to a reasonable possibility of a significant loss from insurance risk are recorded using the deposit method of accounting. The deposit assets on related party reinsurance were $0 and $1.3 billion at December 31, 2018 and 2017, respectively. The deposit liabilities on related party reinsurance were $174 million and $198 million at December 31, 2018 and 2017, respectively.

7. Investments

   See Note 9 for information about the fair value hierarchy for investments and the related valuation methodologies.

Fixed Maturity Securities AFS

  Fixed Maturity Securities AFS by Sector

   The following table presents the fixed maturity securities AFS by sector at:

                                   December 31, 2018                             December 31, 2017
                     --------------------------------------------- ---------------------------------------------
                                   Gross Unrealized                              Gross Unrealized
                               ------------------------                      ------------------------
                                                  OTTI   Estimated                              OTTI   Estimated
                     Amortized         Temporary Losses    Fair    Amortized         Temporary Losses    Fair
                       Cost     Gains   Losses    (1)      Value     Cost     Gains   Losses    (1)      Value
                     --------- ------- --------- ------  --------- --------- ------- --------- ------  ---------
                                                            (In millions)
Fixed maturity
 securities: (2)
U.S. corporate......  $ 23,902 $   816   $   659  $  --   $ 24,059  $ 20,647 $ 1,822    $   89  $  --  $  22,380
U.S. government and
 agency.............     7,503   1,251       110     --      8,644    14,185   1,844       116     --     15,913
RMBS................     8,309     246       122     (2)     8,435     7,588     283        57     (3)     7,817
Foreign corporate...     8,044     157       306     --      7,895     6,457     376        62     --      6,771
CMBS................     5,177      42        87     (1)     5,133     3,259      48        17     (1)     3,291
State and political
 subdivision........     3,202     399        15     --      3,586     3,573     532         6      1      4,098
ABS.................     2,120      13        22     --      2,111     1,779      19         2     --      1,796
Foreign government..     1,415     101        31     --      1,485     1,111     159         3     --      1,267
                     --------- ------- --------- ------  --------- --------- ------- --------- ------  ---------
 Total fixed
   maturity
   securities.......  $ 59,672 $ 3,025   $ 1,352  $  (3)  $ 61,348  $ 58,599 $ 5,083    $  352  $  (3) $  63,333
                     ========= ======= ========= ======  ========= ========= ======= ========= ======  =========

--------

(1) Noncredit OTTI losses included in AOCI in an unrealized gain position are due to increases in estimated fair value subsequent to initial recognition of noncredit losses on such securities. See also "-- Net Unrealized Investment Gains (Losses)."

(2) Redeemable preferred stock is reported within U.S. corporate and foreign corporate fixed maturity securities. Included within fixed maturity securities are Structured Securities.

   The Company held non-income producing fixed maturity securities with an estimated fair value of less than $1 million and $3 million with unrealized gains (losses) of less than $1 million and ($2) million at December 31, 2018 and 2017, respectively.

Maturities of Fixed Maturity Securities

   The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date, were as follows at December 31, 2018:

                                                          Due After Five
                                            Due After One     Years                                Total Fixed
                                Due in One  Year Through   Through Ten   Due After Ten Structured   Maturity
                               Year or Less  Five Years       Years          Years     Securities  Securities
                               ------------ ------------- -------------- ------------- ----------- -----------
                                                                (In millions)
Amortized cost................ $      1,512  $      7,643  $      11,380 $      23,531 $    15,606 $    59,672
Estimated fair value.......... $      1,512  $      7,661  $      11,170 $      25,326 $    15,679 $    61,348

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


     Actual maturities may differ from contractual maturities due to the exercise of call or prepayment options. Fixed maturity securities not due at a single maturity date have been presented in the year of final contractual maturity. Structured Securities are shown separately, as they are not due at a single maturity.

  Continuous Gross Unrealized Losses for Fixed Maturity Securities AFS by Sector

     The following table presents the estimated fair value and gross unrealized losses of fixed maturity securities AFS in an unrealized loss position, aggregated by sector and by length of time that the securities have been in a continuous unrealized loss position at:

                                            December 31, 2018                              December 31, 2017
                               ---------------------------------------------- -----------------------------------------------
                                                     Equal to or Greater than                        Equal to or Greater than
                                Less than 12 Months        12 Months           Less than 12 Months         12 Months
                               --------------------- ------------------------ ---------------------- ------------------------
                               Estimated    Gross     Estimated     Gross      Estimated    Gross     Estimated     Gross
                                 Fair     Unrealized    Fair      Unrealized     Fair     Unrealized    Fair      Unrealized
                                 Value     Losses      Value       Losses       Value      Losses      Value        Losses
                               --------- ----------- ----------  -----------  ---------- ----------- ----------   ----------
                                                                 (Dollars in millions)
Fixed maturity securities:
U.S. corporate................ $  10,450        $465     $2,290         $194   $   1,762         $21 $    1,413   $       68
U.S. government and agency....       359           7      1,355          103       4,764          36      1,573           80
RMBS..........................     1,550          21      2,567           99       2,308          13      1,292           41
Foreign corporate.............     3,916         199        746          107         636           8        559           54
CMBS..........................     2,264          52        800           34         603           6        335           10
State and political
 subdivision..................       346           7        158            8         171           3        106            4
ABS...........................     1,407          21         70            1         165          --         75            2
Foreign government............       520          25        132            6         152           2         50            1
                               --------- ----------- ----------  -----------  ---------- ----------- ----------   ----------
 Total fixed maturity
   securities................. $  20,812        $797     $8,118         $552   $  10,561         $89 $    5,403   $      260
                               ========= =========== ==========  ===========  ========== =========== ==========   ==========
Total number of securities in
 an unrealized loss position..     2,988                  1,022                      903                    619
                               =========                 ======                =========               ==========

Evaluation of AFS Securities for OTTI and Evaluating Temporarily Impaired AFS Securities

  Evaluation and Measurement Methodologies

     Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the estimated fair value has been below amortized cost; (ii) the potential for impairments when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments where the issuer, series of issuers or industry has suffered a catastrophic loss or has exhausted natural resources; (vi) whether the Company has the intent to sell or will more likely than not be required to sell a particular security before the decline in estimated fair value below amortized cost recovers; (vii) with respect to Structured Securities, changes in forecasted cash flows after considering the quality of underlying collateral, expected prepayment speeds, current and forecasted loss severity, consideration of the payment terms of the underlying assets backing a particular security, and the payment priority within the tranche structure of the security; (viii) the potential for impairments due to weakening of foreign currencies on non-functional currency denominated fixed maturity securities that are near maturity; and (ix) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

     For securities in an unrealized loss position, an OTTI is recognized in earnings when it is anticipated that the amortized cost will not be recovered. When either: (i) the Company has the intent to sell the security; or (ii) it is more likely than not that the Company will be required to sell the security before recovery, the OTTI recognized in earnings is the entire difference between the security's amortized cost and estimated fair value. If neither of these conditions exists, the difference between the amortized cost of the security and the present value of projected future cash flows expected to be collected is recognized as an OTTI in earnings ("credit loss"). If the estimated fair value is less than the present value of projected future cash flows expected to be collected, this portion of OTTI related to other-than-credit factors ("noncredit loss") is recorded in OCI.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   Current Period Evaluation

      Based on the Company's current evaluation of its AFS securities in an unrealized loss position in accordance with its impairment policy, and the Company's current intentions and assessments (as applicable to the type of security) about holding, selling and any requirements to sell these securities, the Company concluded that these securities were not other-than-temporarily impaired at December 31, 2018.

      Gross unrealized losses on fixed maturity securities increased
   $1.0 billion during the year ended December 31, 2018 to $1.3 billion. The increase in gross unrealized losses for the year ended December 31, 2018, was primarily attributable to increasing longer-term interest rates and widening credit spreads.

      At December 31, 2018, $11 million of the total $1.3 billion of gross unrealized losses were from 12 fixed maturity securities with an unrealized loss position of 20% or more of amortized cost for six months or greater.

Mortgage Loans

  Mortgage Loans by Portfolio Segment

   Mortgage loans are summarized as follows at:

                                                           December 31,
                                         ------------------------------------------------
                                                   2018                     2017
                                         -----------------------  -----------------------
                                             Carrying    % of         Carrying    % of
                                            Value          Total     Value          Total
                                         ------------  ---------  ------------  ---------
                                                       (Dollars in millions)
Mortgage loans:
Commercial..............................      $ 8,502       62.6%      $ 7,348       69.0%
Agricultural............................        2,874       21.1         2,200       20.7
Residential.............................        2,276       16.7         1,138       10.7
                                         ------------  ---------  ------------  ---------
 Subtotal (1)...........................       13,652      100.4        10,686      100.4
Valuation allowances (2)................          (56)      (0.4)          (46)      (0.4)
                                         ------------  ---------  ------------  ---------
 Total mortgage loans, net..............      $13,596      100.0%      $10,640      100.0%
                                         ============  =========  ============  =========

----------

(1) Purchases of mortgage loans from third parties were $1.9 billion and $420 million for the years ended December 31, 2018 and 2017, respectively, and were primarily comprised of residential mortgage loans.

(2) The valuation allowances were primarily from collective evaluation (non-specific loan related).

     Information on commercial, agricultural and residential mortgage loans is presented in the tables below.

  Valuation Allowance Methodology

     Mortgage loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the loan agreement. Specific valuation allowances are established using the same methodology for all three portfolio segments as the excess carrying value of a loan over either (i) the present value of expected future cash flows discounted at the loan's original effective interest rate, (ii) the estimated fair value of the loan's underlying collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or (iii) the loan's observable market price. A common evaluation framework is used for establishing non-specific valuation allowances for all loan portfolio segments; however, a separate non-specific valuation allowance is calculated and maintained for each loan portfolio segment that is based on inputs unique to each loan portfolio segment. Non-specific valuation allowances are established for pools of loans with similar risk characteristics where a property-specific or market-specific risk has not been identified, but for which the Company expects to incur a credit loss. These evaluations are based upon several loan portfolio segment-specific factors, including the Company's experience for loan losses, defaults and loss severity, and loss expectations for loans with similar risk characteristics. These evaluations are revised as conditions change and new information becomes available.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


  Credit Quality of Commercial Mortgage Loans

      The credit quality of commercial mortgage loans was as follows at:

                                          Recorded Investment
                       --------------------------------------------------------
                           Debt Service Coverage Ratios                            Estimated
                       -------------------------------------             % of       Fair       % of
                          > 1.20x   1.00x - 1.20x    < 1.00x     Total    Total     Value       Total
                       ---------- --------------- ---------- --------- --------  ----------- --------
                                                    (Dollars in millions)
December 31, 2018
Loan-to-value ratios:
Less than 65%.........     $7,444            $ 89        $34    $7,567     89.0%      $7,642     89.0%
65% to 75%............        762              --         24       786      9.2          797      9.3
76% to 80%............        141              --          8       149      1.8          145      1.7
Greater than 80%......         --              --         --        --       --           --       --
                       ---------- --------------- ---------- --------- --------  ----------- --------
  Total...............     $8,347            $ 89        $66    $8,502    100.0%      $8,584    100.0%
                       ========== =============== ========== ========= ========  =========== ========
December 31, 2017
Loan-to-value ratios:
Less than 65%.........     $6,282            $293        $33    $6,608     90.0%      $6,769     90.2%
65% to 75%............        642              --         14       656      8.9          658      8.7
76% to 80%............         42              --          9        51      0.7           50      0.7
Greater than 80%......         --               9         24        33      0.4           30      0.4
                       ---------- --------------- ---------- --------- --------  ----------- --------
  Total...............     $6,966            $302        $80    $7,348    100.0%      $7,507    100.0%
                       ========== =============== ========== ========= ========  =========== ========

  Credit Quality of Agricultural Mortgage Loans

      The credit quality of agricultural mortgage loans was as follows at:

                                             December 31,
                              ------------------------------------------
                                      2018                  2017
                              --------------------  --------------------
                                Recorded    % of      Recorded    % of
                                Investment   Total    Investment   Total
                              ------------ -------  ------------ -------
                                         (Dollars in millions)
       Loan-to-value ratios:
       Less than 65%.........       $2,551    88.8%       $2,039    92.7%
       65% to 75%............          322    11.2           161     7.3
       76% to 80%............            1      --            --      --
                              ------------ -------  ------------ -------
         Total...............       $2,874   100.0%       $2,200   100.0%
                              ============ =======  ============ =======

      The estimated fair value of agricultural mortgage loans was $2.9 billion and $2.2 billion at December 31, 2018 and 2017, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


  Credit Quality of Residential Mortgage Loans

      The credit quality of residential mortgage loans was as follows at:

                                                      December 31,
                         ----------------------------------------------------------------------
                                        2018                                2017
                         ----------------------------------  ----------------------------------
                           Recorded Investment   % of Total    Recorded Investment   % of Total
                         --------------------- ------------  --------------------- ------------
                                                  (Dollars in millions)
Performance indicators:
Performing..............                $2,240         98.4%                $1,106         97.2%
Nonperforming...........                    36          1.6                     32          2.8
                         --------------------- ------------  --------------------- ------------
  Total.................                $2,276        100.0%                $1,138        100.0%
                         ===================== ============  ===================== ============

     The estimated fair value of residential mortgage loans was $2.3 billion and $1.2 billion at December 31, 2018 and 2017, respectively.

  Past Due, Nonaccrual and Modified Mortgage Loans

     The Company has a high quality, well performing mortgage loan portfolio, with over 99% of all mortgage loans classified as performing at both
  December 31, 2018 and 2017. The Company defines delinquency consistent with industry practice, when mortgage loans are past due as follows: commercial and residential mortgage loans -- 60 days and agricultural mortgage loans -- 90 days. The Company had no commercial mortgage loans past due and no commercial or agricultural mortgage loans in nonaccrual status at either December 31, 2018 or 2017. The Company had one agricultural mortgage loan past due of less than $1 million at December 31, 2018.The recorded investment of residential mortgage loans past due and in nonaccrual status was $36 million and $32 million at December 31, 2018 and 2017, respectively. During the years ended December 31, 2018 and 2017, the Company did not have a significant amount of mortgage loans modified in a troubled debt restructuring.

Other Invested Assets

   Freestanding derivatives with positive estimated fair values comprise over 80% of other invested assets. See Note 8 for information about freestanding derivatives with positive estimated fair values and see "-- Related Party Investment Transactions" for information regarding loans to affiliates. Other invested assets also includes tax credit and renewable energy partnerships, leveraged leases and FHLB stock.

Cash Equivalents

   The carrying value of cash equivalents, which includes securities and other investments with an original or remaining maturity of three months or less at the time of purchase, was $2.8 billion and $1.0 billion at December 31, 2018 and 2017, respectively.

Net Unrealized Investment Gains (Losses)

   Unrealized investment gains (losses) on fixed maturity securities and the effect on DAC, VOBA, DSI and future policy benefits, that would result from the realization of the unrealized gains (losses), are included in net unrealized investment gains (losses) in AOCI.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   The components of net unrealized investment gains (losses), included in AOCI, were as follows:

                                                               Years Ended December 31,
                                                             ----------------------------
                                                                 2018      2017      2016
                                                             --------  --------  --------
                                                                     (In millions)
Fixed maturity securities...................................   $1,679   $ 4,724   $ 2,601
Equity securities...........................................       --        39        32
Derivatives.................................................      253       231       397
Short-term investments......................................       --        --       (42)
Other.......................................................      (15)       (8)       59
                                                             --------  --------  --------
 Subtotal...................................................    1,917     4,986     3,047
                                                             --------  --------  --------
Amounts allocated from:
Future policy benefits......................................     (885)   (2,370)     (922)
DAC, VOBA and DSI...........................................      (90)     (262)     (195)
                                                             --------  --------  --------
 Subtotal...................................................     (975)   (2,632)   (1,117)
                                                             --------  --------  --------
Deferred income tax benefit (expense).......................     (198)     (494)     (653)
                                                             --------  --------  --------
 Net unrealized investment gains (losses)...................   $  744   $ 1,860   $ 1,277
                                                             ========  ========  ========

   The changes in net unrealized investment gains (losses) were as follows:

                                                               Years Ended December 31,
                                                             ----------------------------
                                                                 2018      2017      2016
                                                             --------  --------  --------
                                                                     (In millions)
Balance, December 31,.......................................  $ 1,860   $ 1,277    $1,620
Unrealized investment gains (losses) change due to
 cumulative effect, net of income tax (1)...................      (79)       --        --
                                                             --------  --------  --------
Balance at January 1,.......................................    1,781     1,277     1,620
Unrealized investment gains (losses) during the year........   (2,990)    1,939       284
Unrealized investment gains (losses) relating to:
Future policy benefits......................................    1,485    (1,448)     (796)
DAC, VOBA and DSI...........................................      172       (67)        4
Deferred income tax benefit (expense).......................      296       159       165
                                                             --------  --------  --------
Balance at December 31,.....................................  $   744   $ 1,860    $1,277
                                                             ========  ========  ========
 Change in net unrealized investment gains (losses).........  $(1,037)  $   583    $ (343)
                                                             ========  ========  ========

-------------
(1) See Note 1 for more information related to the cumulative effect of change in accounting principle and other.

Concentrations of Credit Risk

   There were no investments in any counterparty that were greater than 10% of the Company's equity, other than the U.S. government and its agencies, at both December 31, 2018 and 2017.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)

Securities Lending

   Elements of the securities lending program are presented below at:

                                                                 December 31,
                                                             ---------------------
                                                                   2018       2017
                                                             ---------- ----------
                                                                 (In millions)
Securities on loan: (1)
 Amortized cost.............................................     $3,056     $3,085
 Estimated fair value.......................................     $3,628     $3,748
Cash collateral received from counterparties (2)............     $3,646     $3,791
Security collateral received from counterparties (3)........     $   55     $   29
Reinvestment portfolio -- estimated fair value..............     $3,658     $3,823

--------

(1)  Included within fixed maturity securities.

(2) Included within payables for collateral under securities loaned and other transactions.

(3) Security collateral received from counterparties may not be sold or re-pledged, unless the counterparty is in default, and is not reflected on the consolidated financial statements.

   The cash collateral liability by loaned security type and remaining tenor of the agreements were as follows at:

                                                  December 31, 2018                      December 31, 2017
                                         -------------------------------------- ------------------------------------
                                         Remaining Tenor of Securities          Remaining Tenor of Securities
                                             Lending Agreements                     Lending Agreements
                                         -----------------------------          ---------------------------
                                                     1 Month  1 to 6                         1 Month  1 to 6
                                          Open (1)  or Less    Months     Total  Open (1)   or Less    Months    Total
                                         ---------  --------  -------  -------- ---------   -------- -------- --------
                                                                      (In millions)
U.S. government and agency..............    $1,474    $1,823     $349    $3,646    $1,626       $964   $1,201   $3,791

-------------

(1) The related loaned security could be returned to the Company on the next business day which would require the Company to immediately return the cash collateral.

   If the Company is required to return significant amounts of cash collateral on short notice and is forced to sell securities to meet the return obligation, it may have difficulty selling such collateral that is invested in securities in a timely manner, be forced to sell securities in a volatile or illiquid market for less than what otherwise would have been realized under normal market conditions, or both. The estimated fair value of the securities on loan related to the cash collateral on open at December 31, 2018 was $1.4 billion, all of which were U.S. government and agency securities which, if put back to the Company, could be immediately sold to satisfy the cash requirement.

   The reinvestment portfolio acquired with the cash collateral consisted principally of fixed maturity securities (including agency RMBS, U.S. and foreign corporate securities, ABS, U.S. government and agency securities, and non-agency RMBS) with 57% invested in agency RMBS, cash equivalents, U.S. government and agency securities or held in cash at December 31, 2018. If the securities on loan or the reinvestment portfolio become less liquid, the Company has the liquidity resources of most of its general account available to meet any potential cash demands when securities on loan are put back to the Company.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


Invested Assets on Deposit, Held in Trust and Pledged as Collateral

   Invested assets on deposit, held in trust and pledged as collateral are presented below at estimated fair value at:

                                                                                               December 31,
                                                                                           ---------------------
                                                                                                 2018       2017
                                                                                           ---------- ----------
                                                                                               (In millions)
Invested assets on deposit (regulatory deposits) (1)......................................    $ 8,172    $ 8,259
Invested assets held in trust (reinsurance agreements) (2)................................      3,455      2,634
Invested assets pledged as collateral (3).................................................      3,340      3,199
                                                                                           ---------- ----------
 Total invested assets on deposit, held in trust, and pledged as collateral...............    $14,967    $14,092
                                                                                           ========== ==========

--------

(1) The Company has assets, primarily fixed maturity securities, on deposit with governmental authorities relating to certain policy holder liabilities, of which $55 million and $34 million of the assets on deposit balance represents restricted cash at December 31, 2018 and 2017, respectively.

(2) The Company has assets, primarily fixed maturity securities, held in trust relating to certain reinsurance transactions. $87 million and $42 million of the assets held in trust balance represents restricted cash at December 31, 2018 and 2017, respectively.

(3) The Company has pledged invested assets in connection with various agreements and transactions, including funding agreements (see Note 4) and derivative transactions (see Note 8).

   See "-- Securities Lending" for information regarding securities on loan.

Purchased Credit Impaired Investments

   Investments acquired with evidence of credit quality deterioration since origination and for which it is probable at the acquisition date that the Company will be unable to collect all contractually required payments are classified as purchased credit impaired ("PCI") investments. For each investment, the excess of the cash flows expected to be collected as of the acquisition date over its acquisition date fair value is referred to as the accretable yield and is recognized as net investment income on an effective yield basis. If, subsequently, based on current information and events, it is probable that there is a significant increase in cash flows previously expected to be collected or if actual cash flows are significantly greater than cash flows previously expected to be collected, the accretable yield is adjusted prospectively. The excess of the contractually required payments (including interest) as of the acquisition date over the cash flows expected to be collected as of the acquisition date is referred to as the nonaccretable difference, and this amount is not expected to be realized as net investment income. Decreases in cash flows expected to be collected can result in OTTI.

   The Company's PCI investments had an outstanding principal and interest balance of $1.1 billion and $1.2 billion at December 31, 2018 and 2017, respectively, which represents the contractually required principal and accrued interest, whether or not currently due; and a carrying value (estimated fair value of the investments plus accrued interest) of $860 million and $1.0 billion at December 31, 2018 and 2017, respectively. Accretion of accretable yield on PCI investments recognized in earnings were $62 million and $67 million for the years ended December 31, 2018 and 2017, respectively. Purchases of PCI investments were insignificant in both of the years ended December 31, 2018 and 2017.

Collectively Significant Equity Method Investments

   The Company holds investments in real estate joint ventures, real estate funds and other limited partnership interests consisting of leveraged buy-out funds, hedge funds, private equity funds, joint ventures and other funds. The portion of these investments accounted for under the equity method had a carrying value of $2.3 billion at December 31, 2018. The Company's maximum exposure to loss related to these equity method investments is limited to the carrying value of these investments plus unfunded commitments of $1.5 billion at December 31, 2018. The Company's investments in real estate funds and other limited partnership interests are generally of a passive nature in that the Company does not participate in the management of the entities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   As described in Note 1, the Company generally records its share of earnings in its equity method investments using a three-month lag methodology and within net investment income. Aggregate net investment income from these equity method investments exceeded 10% of the Company's consolidated pre-tax income (loss) for two of the three most recent annual periods: 2018 and 2017. This aggregated summarized financial data does not represent the Company's proportionate share of the assets, liabilities, or earnings of such entities.

   The aggregated summarized financial data presented below reflects the latest available financial information and is as of and for the years ended
December 31, 2018, 2017 and 2016. Aggregate total assets of these entities totaled $344.6 billion and $328.9 billion at December 31, 2018 and 2017, respectively. Aggregate total liabilities of these entities totaled
$30.1 billion and $39.8 billion at December 31, 2018 and 2017, respectively. Aggregate net income (loss) of these entities totaled $33.3 billion, $36.2 billion and $21.3 billion for the years ended December 31, 2018, 2017 and 2016, respectively. Aggregate net income (loss) from the underlying entities in which the Company invests is primarily comprised of investment income, including recurring investment income and realized and unrealized investment gains (losses).

Variable Interest Entities

     The Company has invested in legal entities that are variable interest entities ("VIEs"). VIEs are consolidated when the investor is the primary beneficiary. A primary beneficiary is the variable interest holder in a VIE with both the power to direct the activities of the VIE that most significantly impact the economic performance of the VIE and the obligation to absorb losses, or the right to receive benefits that could potentially be significant to the VIE.

     There were no material VIEs for which the Company has concluded that it is the primary beneficiary at both December 31, 2018 or 2017.

     The Company's investments in unconsolidated VIEs are described below.

  Fixed Maturity Securities

     The Company invests in U.S. corporate bonds, foreign corporate bonds, and Structured Securities, which include RMBS, ABS and CMBS, issued by VIEs. The Company is not obligated to provide any financial or other support to these VIEs, other than the original investment. The Company's involvement with these entities is limited to that of a passive investor. The Company has no unilateral right to appoint or remove the service, special servicer, or investment manager, which are generally viewed as having the power to direct the activities that most significantly impact the economic performance of the VIE, nor does the Company function in any of these roles. The Company does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity; as a result, the Company has determined it is not the primary beneficiary, or consolidator, of the VIE. The Company's maximum exposure to loss on these fixed maturity securities is limited to the amortized cost of these investments. See "-- Fixed Maturity Securities AFS" for information on these securities.

  Joint Ventures and Limited Partnerships

     The Company holds investments in certain joint ventures and limited partnerships which are VIEs. These ventures include real estate joint ventures, private equity funds, hedge funds, and to a lesser extent tax credit and renewable energy partnerships. The Company is not considered the primary beneficiary, or consolidator, when its involvement takes the form of a limited partner interest and is restricted to a role of a passive investor, as a limited partner's interest does not provide the Company with any substantive kick-out or participating rights, nor does it provide the Company with the power to direct the activities of the fund. The Company's maximum exposure to loss on these investments is limited to: (i) the amount invested in debt or equity of the VIE and (ii) commitments to the VIE, as described in
  Note 14.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


                                                                               December 31,
                                                             -------------------------------------------------
                                                                       2018                     2017
                                                             ------------------------ ------------------------
                                                                              Maximum                  Maximum
                                                                 Carrying  Exposure       Carrying  Exposure
                                                                Amount    to Loss (1)    Amount    to Loss (1)
                                                             ------------ ----------- ------------ -----------
                                                                               (In millions)
Fixed maturity securities...................................      $12,848     $12,848      $11,637     $11,637
Joint ventures and limited partnerships.....................        1,743       3,130        1,580       2,539
                                                             ------------ ----------- ------------ -----------
 Total......................................................      $14,591     $15,978      $13,217     $14,176
                                                             ============ =========== ============ ===========

Net Investment Income

   The components of net investment income were as follows:

                                                                 Years Ended December 31,
                                                             --------------------------------
                                                                   2018       2017       2016
                                                             ---------- ---------- ----------
                                                                      (In millions)
Investment income:
Fixed maturity securities...................................     $2,499     $2,347     $2,567
Equity securities...........................................          7          9         14
Mortgage loans..............................................        538        450        405
Policy loans................................................         62         49         54
Real estate joint ventures..................................         47         53         32
Other limited partnership interests.........................        211        182        163
Cash, cash equivalents and short-term investments...........         26         30         20
Other.......................................................         38         28         29
                                                             ---------- ---------- ----------
 Subtotal...................................................      3,428      3,148      3,284
Less: Investment expenses...................................        193        175        173
                                                             ---------- ---------- ----------
 Net investment income......................................     $3,235     $2,973     $3,111
                                                             ========== ========== ==========

   See "-- Related Party Investment Transactions" for discussion of related party net investment income and investment expenses.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


Net Investment Gains (Losses)

  Components of Net Investment Gains (Losses)

     The components of net investment gains (losses) were as follows:

                                                                                             Years Ended December 31,
                                                                                           ----------------------------
                                                                                               2018      2017      2016
                                                                                           --------  --------  --------
                                                                                                   (In millions)
Total gains (losses) on fixed maturity securities:
 OTTI losses on fixed maturity securities recognized in earnings..........................    $  --      $ (1)     $(22)
 Fixed maturity securities -- net gains (losses) on sales and disposals...................     (178)      (25)      (28)
                                                                                           --------  --------  --------
   Total gains (losses) on fixed maturity securities......................................     (178)      (26)      (50)
                                                                                           --------  --------  --------
Total gains (losses) on equity securities:
 OTTI losses on equity securities recognized in earnings..................................       --        (4)       (2)
 Equity securities -- Mark to market and net gains (losses) on sales and disposals........      (16)       26        10
                                                                                           --------  --------  --------
   Total gains (losses) on equity securities..............................................      (16)       22         8
                                                                                           --------  --------  --------
Mortgage loans............................................................................      (13)       (9)        5
Real estate joint ventures................................................................       42         4       (34)
Other limited partnership interests.......................................................       (2)      (11)       (7)
Other.....................................................................................      (37)       (7)       11
                                                                                           --------  --------  --------
     Total net investment gains (losses)..................................................    $(204)     $(27)     $(67)
                                                                                           ========  ========  ========

     See "-- Related Party Investment Transactions" for discussion of related party net investment gains (losses) related to transfers of invested assets.

  Sales or Disposals and Impairments of Fixed Maturity Securities

     Investment gains and losses on sales of securities are determined on a specific identification basis. Proceeds from sales or disposals of fixed maturity securities and the components of fixed maturity securities net investment gains (losses) were as shown in the table below.

                                                                  Years Ended December 31,
                                                             ----------------------------------
                                                                   2018        2017        2016
                                                             ----------  ----------  ----------
                                                                  Fixed Maturity Securities
                                                             ----------------------------------
                                                                        (In millions)
Proceeds....................................................    $11,159     $11,974     $39,210
                                                             ==========  ==========  ==========
Gross investment gains......................................    $   101     $    58     $   253
Gross investment losses.....................................       (279)        (83)       (281)
OTTI losses.................................................         --          (1)        (22)
                                                             ----------  ----------  ----------
 Net investment gains (losses)..............................    $  (178)    $   (26)    $   (50)
                                                             ==========  ==========  ==========

Related Party Investment Transactions

   The Company previously transferred invested assets, primarily consisting of fixed maturity securities, to former affiliates. The estimated fair value of invested assets transferred to former affiliates was $0, $292 million and $1.5 billion for the years ended December 31, 2018, 2017, and 2016, respectively. The amortized cost of invested assets transferred to former affiliates was $0, $294 million and $1.4 billion for the years ended
December 31, 2018, 2017, and 2016, respectively. The net investment gains (losses) recognized on transfers of invested assets to former affiliates was $0, ($2) million and $27 million for the years ended December 31, 2018, 2017, and 2016, respectively. The Company received transfers of invested assets from former affiliates with an estimated fair value of $0, $0 and $5.6 billion for the year ended December 31, 2018, 2017, and 2016, respectively. Additionally, the Company received transfers of invested assets from an affiliate with an estimated fair value of $370 million for the year ended December 31, 2018.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

7. Investments (continued)


   In April 2016 and in November 2016, the Company received transfers of investments and cash and cash equivalents of $5.2 billion for the recapture of risks related to certain single premium deferred annuity contracts previously reinsured to MLIC, a former affiliate. See Note 6 for additional information related to these transfers.

   At December 31, 2016, the Company had $1.1 billion of loans due from MetLife, Inc., which were included in other invested assets. These loans were carried at fixed interest rates of 4.21% and 5.10%, payable semiannually, and were due on September 30, 2032 and December 31, 2033, respectively. In April 2017, these loans were satisfied in a non-cash exchange for $1.1 billion of notes due to MetLife, Inc. See Notes 3 and 10.

   In January 2017, MLIC recaptured risks related to guaranteed minimum benefit guarantees on certain variable annuities being reinsured by the Company. The Company transferred invested assets and cash and cash equivalents. See Note 6 for additional information related to the transfer.

   In March 2017, the Company sold an operating joint venture with a book value of $89 million to MLIC for $286 million. The operating joint venture was accounted for under the equity method and included in other invested assets. This sale resulted in an increase in additional paid-in capital of $202 million in the first quarter of 2017.

   The Company receives investment administrative services from MetLife Investment Advisors, LLC, which was considered a related party investment manager until the completion of the MetLife Divestiture. The related investment administrative service charges were $49 million, $93 million and $98 million for the years ended December 31, 2018, 2017 and 2016, respectively. All of the charges reported as related party activity in 2018 occurred prior to the MetLife Divestiture. See Note 1 regarding the MetLife Divestiture.

8. Derivatives

Accounting for Derivatives

   See Note 1 for a description of the Company's accounting policies for derivatives and Note 9 for information about the fair value hierarchy for derivatives.

   Derivatives are financial instruments with values derived from interest rates, foreign currency exchange rates, credit spreads and/or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter ("OTC") market. Certain of the Company's OTC derivatives are cleared and settled through central clearing counterparties ("OTC-cleared"), while others are bilateral contracts between two counterparties ("OTC-bilateral"). The types of derivatives the Company uses include swaps, forwards, futures and option contracts. To a lesser extent, the Company uses credit default swaps to synthetically replicate investment risks and returns which are not readily available in the cash markets.

  Interest Rate Derivatives

     The Company uses a variety of interest rate derivatives to reduce its exposure to changes in interest rates, including interest rate swaps, interest rate total return swaps, caps, floors, swaptions and futures.

     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional amount. The Company utilizes interest rate swaps in fair value, cash flow and nonqualifying hedging relationships.

     Interest rate total return swaps are swaps whereby the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and a floating rate, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date. Interest rate total return swaps are used by the Company to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). The Company utilizes interest rate total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


     The Company purchases interest rate caps and floors primarily to protect its floating rate liabilities against rises in interest rates above a specified level, and against interest rate exposure arising from mismatches between assets and liabilities, as well as to protect its minimum rate guarantee liabilities against declines in interest rates below a specified level, respectively. In certain instances, the Company locks in the economic impact of existing purchased caps and floors by entering into offsetting written caps and floors. The Company utilizes interest rate caps and floors in nonqualifying hedging relationships.

     In exchange-traded interest rate Treasury futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded interest rate Treasury futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury curve performance, and to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded interest rate futures in nonqualifying hedging relationships.

     Swaptions are used by the Company to hedge interest rate risk associated with the Company's long-term liabilities and invested assets. A swaption is an option to enter into a swap with a forward starting effective date. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. The Company utilizes swaptions in nonqualifying hedging relationships. Swaptions are included in interest rate options.

  Foreign Currency Exchange Rate Derivatives

     The Company uses foreign currency swaps to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies. In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a fixed exchange rate, generally set at inception, calculated by reference to an agreed upon notional amount. The notional amount of each currency is exchanged at the inception and termination of the currency swap by each party. The Company utilizes foreign currency swaps in cash flow and nonqualifying hedging relationships.

     To a lesser extent, the Company uses foreign currency forwards in nonqualifying hedging relationships.

  Credit Derivatives

     The Company enters into purchased credit default swaps to hedge against credit-related changes in the value of its investments. In a credit default swap transaction, the Company agrees with another party to pay, at specified intervals, a premium to hedge credit risk. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional amount in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered. Credit events vary by type of issuer but typically include bankruptcy, failure to pay debt obligations, repudiation, moratorium, involuntary restructuring or governmental intervention. In each case, payout on a credit default swap is triggered only after the Credit Derivatives Determinations Committee of the International Swaps and Derivatives Association, Inc. ("ISDA") deems that a credit event has occurred. The Company utilizes credit default swaps in nonqualifying hedging relationships.

     The Company enters into written credit default swaps to create synthetic credit investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and one or more cash instruments, such as U.S. government and agency securities or other fixed maturity securities. These credit default swaps are not designated as hedging instruments.

  Equity Derivatives

     The Company uses a variety of equity derivatives to reduce its exposure to equity market risk, including equity index options, equity variance swaps, exchange-traded equity futures and equity total return swaps.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Certain of these contracts may also contain settlement provisions linked to interest rates. In certain instances, the Company may enter into a combination of transactions to hedge adverse changes in equity indices within a pre-determined range through the purchase and sale of options. The Company utilizes equity index options in nonqualifying hedging relationships.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. The Company utilizes equity variance swaps in nonqualifying hedging relationships.

     In exchange-traded equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts and to pledge initial margin based on futures exchange requirements. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange. Exchange-traded equity futures are used primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. The Company utilizes exchange-traded equity futures in nonqualifying hedging relationships.

     In an equity total return swap, the Company agrees with another party to exchange, at specified intervals, the difference between the economic risk and reward of an asset or a market index and a floating rate, calculated by reference to an agreed notional amount. No cash is exchanged at the outset of the contract. Cash is paid and received over the life of the contract based on the terms of the swap. The Company uses equity total return swaps to hedge its equity market guarantees in certain of its insurance products. Equity total return swaps can be used as hedges or to create synthetic investments. The Company utilizes equity total return swaps in nonqualifying hedging relationships.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


Primary Risks Managed by Derivatives

   The following table presents the primary underlying risk exposure, gross notional amount, and estimated fair value of the Company's derivatives, excluding embedded derivatives, held at:

                                                                                      December 31,
                                                            -----------------------------------------------------------------
                                                                         2018                             2017
                                                            ------------------------------- ---------------------------------
                                                                      Estimated Fair Value             Estimated Fair Value
                                                                      ---------------------           -----------------------
                                                             Gross                           Gross
                                                            Notional                        Notional
                           Primary Underlying Risk Exposure  Amount    Assets   Liabilities  Amount      Assets   Liabilities
                         ---------------------------------- --------- -------- ------------ --------- --------- -------------
                                                                                      (In millions)
Derivatives Designated as Hedging Instruments
Fair value hedges:
Interest rate swaps.....     Interest rate                  $      -- $     --       $   -- $     175   $    44        $   --
                                                            --------- -------- ------------ --------- --------- -------------
Cash flow hedges:
Interest rate swaps.....     Interest rate                         --       --           --        27         5            --
Foreign currency swaps..     Foreign currency exchange rate     2,461      200           30     1,762        86            75
                                                            --------- -------- ------------ --------- --------- -------------
 Subtotal.................................................      2,461      200           30     1,789        91            75
                                                            --------- -------- ------------ --------- --------- -------------
 Total qualifying hedges..................................      2,461      200           30     1,964       135            75
                                                            --------- -------- ------------ --------- --------- -------------
Derivatives Not Designated or Not Qualifying as
 Hedging Instruments
Interest rate swaps.....     Interest rate                     10,747      528          558    20,213       922           774
Interest rate caps......     Interest rate                      3,350       21           --     2,671         7            --
Interest rate futures...     Interest rate                         53       --           --       282         1            --
Interest rate options...     Interest rate                     17,168      168           61    24,600       133            63
Foreign currency swaps..     Foreign currency exchange rate     1,398       99           18     1,103        69            41
Foreign currency
 forwards...............     Foreign currency exchange rate       125       --           --       130        --             2
Credit default swaps --
 purchased..............     Credit                                98        3           --        65        --             1
Credit default swaps --
 written................     Credit                             1,798       14            3     1,878        40            --
Equity futures..........     Equity market                        169       --           --     2,713        15            --
Equity index options....     Equity market                     45,815    1,372        1,207    47,066       794         1,664
Equity variance swaps...     Equity market                      5,574       80          232     8,998       128           430
Equity total return
 swaps..................     Equity market                      3,920      280            3     1,767        --            79
                                                            --------- -------- ------------ --------- --------- -------------
 Total non-designated or nonqualifying derivatives........     90,215    2,565        2,082   111,486     2,109         3,054
                                                            --------- -------- ------------ --------- --------- -------------
 Total....................................................  $  92,676 $  2,765       $2,112 $ 113,450   $ 2,244        $3,129
                                                            ========= ======== ============ ========= ========= =============

   Based on gross notional amounts, a substantial portion of the Company's derivatives was not designated or did not qualify as part of a hedging relationship at both December 31, 2018 and 2017. The Company's use of derivatives includes (i) derivatives that serve as macro hedges of the Company's exposure to various risks and that generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules;
(ii) derivatives that economically hedge insurance liabilities that contain mortality or morbidity risk and that generally do not qualify for hedge accounting because the lack of these risks in the derivatives cannot support an expectation of a highly effective hedging relationship; (iii) derivatives that economically hedge embedded derivatives that do not qualify for hedge accounting because the changes in estimated fair value of the embedded derivatives are already recorded in net income; and (iv) written credit default swaps that are used to create synthetic credit investments and that do not qualify for hedge accounting because they do not involve a hedging relationship. For these nonqualified derivatives, changes in market factors can lead to the recognition of fair value changes on the statement of operations without an offsetting gain or loss recognized in earnings for the item being hedged.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


   The following table presents earned income on derivatives:

                                                       Years Ended December 31,
                                                   --------------------------------
                                                         2018       2017       2016
                                                   ---------- ---------- ----------
                                                            (In millions)
Qualifying hedges:
Net investment income.............................       $ 27       $ 21       $ 19
Nonqualifying hedges:
Net derivative gains (losses).....................        166        314        460
Policyholder benefits and claims..................         --          8         16
                                                   ---------- ---------- ----------
 Total............................................       $193       $343       $495
                                                   ========== ========== ==========

   The following tables present the amount and location of gains (losses) recognized for derivatives and gains (losses) pertaining to hedged items presented in net derivative gains (losses):

                                                                      Year Ended December 31, 2018
                                                 ----------------------------------------------------------------------
                                                                        Net
                                                                    Derivative
                                                        Net            Gains
                                                    Derivative       (Losses)                                  Amount
                                                       Gains        Recognized       Net                      of Gains
                                                     (Losses)           for        Investment   Policyholder  (Losses)
                                                  Recognized for      Hedged        Income     Benefits and   deferred
                                                   Derivatives (1)    Items (2)      (3)        Claims (4)      in AOCI
                                                 -----------------  -----------  ------------ --------------  ---------
                                                                              (In millions)
Derivatives Designated as Hedging Instruments:
Fair value hedges (5):
  Interest rate derivatives.....................             $ (12)         $12           $--            $--       $ --
                                                 -----------------  -----------  ------------ --------------  ---------
    Total fair value hedges.....................               (12)          12            --             --         --
                                                 -----------------  -----------  ------------ --------------  ---------
Cash flow hedges (5):
  Interest rate derivatives.....................               129           (1)            5             --         (5)
  Foreign currency exchange rate derivatives....                --           (1)           --             --        161
                                                 -----------------  -----------  ------------ --------------  ---------
    Total cash flow hedges......................               129           (2)            5             --        156
                                                 -----------------  -----------  ------------ --------------  ---------
Derivatives Not Designated or Not Qualifying as
Hedging Instruments:
  Interest rate derivatives.....................              (736)          --            --             --         --
  Foreign currency exchange rate derivatives....                65           (7)           --             --         --
  Credit derivatives............................               (19)          --            --             --         --
  Equity derivatives............................               570           --            --             --         --
  Embedded derivatives..........................               579           --            --             (8)        --
                                                 -----------------  -----------  ------------ --------------  ---------
    Total non-qualifying hedges.................               459           (7)           --             (8)        --
                                                 -----------------  -----------  ------------ --------------  ---------
    Total.......................................             $ 576          $ 3           $ 5            $(8)      $156
                                                 =================  ===========  ============ ==============  =========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


                                                                      Year Ended December 31, 2017
                                                 ---------------------------------------------------------------------
                                                                        Net
                                                                    Derivative
                                                        Net            Gains
                                                    Derivative       (Losses)                                 Amount
                                                       Gains        Recognized       Net                     of Gains
                                                     (Losses)           for       Investment   Policyholder  (Losses)
                                                  Recognized for      Hedged       Income     Benefits and   deferred
                                                   Derivatives (1)    Items (2)      (3)       Claims (4)      in AOCI
                                                 -----------------  -----------  -----------  -------------  ---------
                                                                             (In millions)
Derivatives Designated as Hedging Instruments:
Fair value hedges (5):
  Interest rate derivatives.....................           $     2         $ (2)         $--          $  --      $  --
                                                 -----------------  -----------  -----------  -------------  ---------
    Total fair value hedges.....................                 2           (2)          --             --         --
                                                 -----------------  -----------  -----------  -------------  ---------
Cash flow hedges (5):
  Interest rate derivatives.....................                --           --            6             --          1
  Foreign currency exchange rate derivatives....                 8           (9)          --             --       (153)
                                                 -----------------  -----------  -----------  -------------  ---------
    Total cash flow hedges......................                 8           (9)           6             --       (152)
                                                 -----------------  -----------  -----------  -------------  ---------
Derivatives Not Designated or Not Qualifying as
Hedging Instruments:
  Interest rate derivatives.....................              (325)          --           --              8         --
  Foreign currency exchange rate derivatives....               (98)         (32)          --             --         --
  Credit derivatives............................                21           --           --             --         --
  Equity derivatives............................            (2,584)          --           (1)          (341)        --
  Embedded derivatives..........................             1,237           --           --            (16)        --
                                                 -----------------  -----------  -----------  -------------  ---------
    Total non-qualifying hedges.................            (1,749)         (32)          (1)          (349)        --
                                                 -----------------  -----------  -----------  -------------  ---------
    Total.......................................           $(1,739)        $(43)         $ 5          $(349)     $(152)
                                                 =================  ===========  ===========  =============  =========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


                                                                         Year Ended December 31, 2016
                                                        ---------------------------------------------------------------
                                                                            Net
                                                                         Derivative
                                                              Net          Gains
                                                          Derivative      (Losses)                              Amount
                                                             Gains       Recognized     Net                    of Gains
                                                           (Losses)         for      Investment  Policyholder  (Losses)
                                                        Recognized for     Hedged      Income    Benefits and  deferred
                                                        Derivatives (1)  Items (2)      (3)       Claims (4)   in AOCI
                                                        ---------------  ----------  ----------  ------------  --------
                                                                                 (In millions)
Derivatives Designated as Hedging Instruments:
Fair value hedges (5):
 Interest rate derivatives.............................         $     1        $ (1)        $--         $  --       $--
                                                        ---------------  ----------  ----------  ------------  --------
   Total fair value hedges.............................               1          (1)         --            --        --
                                                        ---------------  ----------  ----------  ------------  --------
Cash flow hedges (5):
 Interest rate derivatives.............................              35          --           5            --        28
 Foreign currency exchange rate derivatives............               3          (2)         --            --        42
                                                        ---------------  ----------  ----------  ------------  --------
   Total cash flow hedges..............................              38          (2)          5            --        70
                                                        ---------------  ----------  ----------  ------------  --------
Derivatives Not Designated or Not Qualifying as
 Hedging Instruments:
 Interest rate derivatives.............................          (2,873)         --          --            (4)       --
 Foreign currency exchange rate derivatives............              76         (14)         --            --        --
 Credit derivatives....................................              10          --          --            --        --
 Equity derivatives....................................          (1,724)         --          (6)         (320)       --
 Embedded derivatives..................................          (1,741)         --          --            (4)       --
                                                        ---------------  ----------  ----------  ------------  --------
   Total non-qualifying hedges.........................          (6,252)        (14)         (6)         (328)       --
                                                        ---------------  ----------  ----------------------------------
   Total...............................................         $(6,213)       $(17)        $(1)        $(328)      $70
                                                        ===============  ==========  ==================================

-------------

(1) Includes gains (losses) reclassified from AOCI for cash flow hedges.

(2) Includes foreign currency transaction gains (losses) on hedged items in cash flow and nonqualifying hedging relationships. Hedged items in fair value hedging relationship includes fixed rate liabilities reported in policyholder account balances or future policy benefits and fixed maturity securities. Ineffective portion of the gains (losses) recognized in income is not significant.

(3) Includes changes in estimated fair value related to economic hedges of equity method investments in joint ventures and gains (losses) reclassified from AOCI for cash flow hedges.

(4) Changes in estimated fair value related to economic hedges of variable annuity guarantees included in future policy benefits.

(5) All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

   In certain instances, the Company discontinued cash flow hedge accounting because the forecasted transactions were no longer probable of occurring. Because certain of the forecasted transactions also were not probable of occurring within two months of the anticipated date, the Company reclassified amounts from AOCI into net derivative gains (losses). These amounts were $0, $9 million and $1 million for the years ended December 31, 2018, 2017 and 2016, respectively.

   There were no hedged forecasted transactions, other than the receipt of payment of variable interest payments, for December 31, 2018. At December 31, 2017, the maximum length of time over which the Company was hedging its exposure to variability in future cash flows for forecasted transactions did not exceed two years.

   At December 31, 2018 and 2017, the balance in AOCI associated with cash flow hedges was $253 million and $231 million, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


Credit Derivatives

   In connection with synthetically created credit investment transactions, the Company writes credit default swaps for which it receives a premium to insure credit risk. Such credit derivatives are included within the nonqualifying derivatives and derivatives for purposes other than hedging table. If a credit event occurs, as defined by the contract, the contract may be cash settled or it may be settled gross by the Company paying the counterparty the specified swap notional amount in exchange for the delivery of par quantities of the referenced credit obligation. The Company can terminate these contracts at any time through cash settlement with the counterparty at an amount equal to the then current estimated fair value of the credit default swaps.

   The following table presents the estimated fair value, maximum amount of future payments and weighted average years to maturity of written credit default swaps at:

                                                                         December 31,
                                         -----------------------------------------------------------------------------
                                                          2018                                   2017
                                         -------------------------------------- --------------------------------------
                                                       Maximum                                Maximum
                                         Estimated      Amount                  Estimated      Amount
                                         Fair Value   of Future      Weighted   Fair Value   of Future      Weighted
                                         of Credit  Payments under   Average    of Credit  Payments under   Average
Rating Agency Designation of Referenced   Default   Credit Default   Years to    Default   Credit Default   Years to
Credit Obligations (1)                     Swaps        Swaps      Maturity (2)   Swaps        Swaps      Maturity (2)
---------------------------------------  ---------- -------------- ------------ ---------- -------------- ------------
                                                                     (Dollars in millions)
Aaa/Aa/A................................        $ 8         $  689          2.0        $12         $  558          2.8
Baa.....................................          3          1,109          5.0         28          1,295          4.7
Ba......................................         --             --                      --             25          4.5
                                         ---------- --------------              ---------- --------------
 Total..................................        $11         $1,798          3.9        $40         $1,878          4.1
                                         ========== ==============              ========== ==============

--------

(1) Includes both single name credit default swaps that may be referenced to the credit of corporations, foreign governments, or state and political subdivisions and credit default swaps referencing indices. The rating agency designations are based on availability and the midpoint of the applicable ratings among Moody's Investors Service ("Moody's"), S&P Global Ratings ("S&P"), and Fitch Ratings. If no rating is available from a rating agency, then an internally developed rating is used.

(2) The weighted average years to maturity of the credit default swaps is calculated based on weighted average gross notional amounts.

Counterparty Credit Risk

   The Company may be exposed to credit-related losses in the event of nonperformance by its counterparties to derivatives. Generally, the current credit exposure of the Company's derivatives is limited to the net positive estimated fair value of derivatives at the reporting date after taking into consideration the existence of master netting or similar agreements and any collateral received pursuant to such agreements.

   The Company manages its credit risk related to derivatives by entering into transactions with creditworthy counterparties and establishing and monitoring exposure limits. The Company's OTC-bilateral derivative transactions are generally governed by ISDA Master Agreements which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties in the event of early termination of a transaction, which includes, but is not limited to, events of default and bankruptcy. In the event of an early termination, the Company is permitted to set off receivables from the counterparty against payables to the same counterparty arising out of all included transactions. Substantially all of the Company's ISDA Master Agreements also include Credit Support Annex provisions which require both the pledging and accepting of collateral in connection with its OTC-bilateral derivatives.

   The Company's OTC-cleared derivatives are effected through central clearing counterparties and its exchange-traded derivatives are effected through regulated exchanges. Such positions are marked to market and margined on a daily basis (both initial margin and variation margin), and the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivatives.

   See Note 9 for a description of the impact of credit risk on the valuation of derivatives.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


   The estimated fair values of the Company's net derivative assets and net derivative liabilities after the application of master netting agreements and collateral were as follows at:

                                                                                                December 31,
                                                                              -----------------------------------------------
                                                                                       2018                     2017
                                                                              ----------------------  -----------------------
Derivatives Subject to a Master Netting Arrangement or a Similar Arrangement    Assets   Liabilities    Assets    Liabilities
----------------------------------------------------------------------------  --------  ------------  --------  -------------
                                                                                               (In millions)
Gross estimated fair value of derivatives:
OTC-bilateral (1)............................................................  $ 2,800       $ 2,102   $ 2,222        $ 3,080
OTC-cleared and Exchange-traded (1), (6).....................................       20             2        69             40
                                                                              --------  ------------  --------  -------------
  Total gross estimated fair value of derivatives (1)........................    2,820         2,104     2,291          3,120
                                                                              --------  ------------  --------  -------------
Estimated fair value of derivatives presented on the consolidated balance
 sheets (1), (6).............................................................    2,820         2,104     2,291          3,120
Gross amounts not offset on the consolidated balance sheets:
Gross estimated fair value of derivatives: (2)
OTC-bilateral................................................................   (1,669)       (1,669)   (1,942)        (1,942)
OTC-cleared and Exchange-traded..............................................       (2)           (2)       (1)            (1)
Cash collateral: (3), (4)
OTC-bilateral................................................................   (1,038)           --      (247)            --
OTC-cleared and Exchange-traded..............................................      (15)           --       (27)           (39)
Securities collateral: (5)
OTC-bilateral................................................................      (83)         (433)      (31)        (1,138)
                                                                              --------  ------------  --------  -------------
  Net amount after application of master netting agreements and collateral...  $    13       $    --   $    43        $    --
                                                                              ========  ============  ========  =============

--------

(1) At December 31, 2018 and 2017, derivative assets included income or (expense) accruals reported in accrued investment income or in other liabilities of $55 million and $47 million, respectively, and derivative liabilities included (income) or expense accruals reported in accrued investment income or in other liabilities of ($8) million and ($9) million, respectively.

(2) Estimated fair value of derivatives is limited to the amount that is subject to set-off and includes income or expense accruals.

(3) Cash collateral received by the Company for OTC-bilateral and OTC-cleared derivatives is included in cash and cash equivalents, short-term investments or in fixed maturity securities, and the obligation to return it is included in payables for collateral under securities loaned and other transactions on the balance sheet.

(4) The receivable for the return of cash collateral provided by the Company is inclusive of initial margin on exchange-traded and OTC-cleared derivatives and is included in premiums, reinsurance and other receivables on the balance sheet. The amount of cash collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements. At December 31, 2018 and 2017, the Company received excess cash collateral of $348 million and $93 million, respectively, and provided excess cash collateral of $64 million and $5 million, respectively, which is not included in the table above due to the foregoing limitation.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


(5) Securities collateral received by the Company is held in separate custodial accounts and is not recorded on the balance sheet. Subject to certain constraints, the Company is permitted by contract to sell or re-pledge this collateral, but at December 31, 2018, none of the collateral had been sold or re-pledged. Securities collateral pledged by the Company is reported in fixed maturity securities on the balance sheet. Subject to certain constraints, the counterparties are permitted by contract to sell or re-pledge this collateral. The amount of securities collateral offset in the table above is limited to the net estimated fair value of derivatives after application of netting agreements and cash collateral. At
    December 31, 2018 and 2017, the Company received excess securities collateral with an estimated fair value of $58 million and $337 million, respectively, for its OTC-bilateral derivatives, which are not included in the table above due to the foregoing limitation. At December 31, 2018 and 2017, the Company provided excess securities collateral with an estimated fair value of $364 million and $471 million, respectively, for its OTC-bilateral derivatives, $81 million and $426 million, respectively, for its OTC-cleared derivatives, and $14 million and $118 million, respectively, for its exchange-traded derivatives, which are not included in the table above due to the foregoing limitation.

(6) Effective January 16, 2018, the London Clearing House ("LCH") amended its rulebook, resulting in the characterization of variation margin transfers as settlement payments, as opposed to adjustments to collateral. These amendments impacted the accounting treatment of the Company's centrally cleared derivatives, for which the LCH serves as the central clearing party.

   The Company's collateral arrangements for its OTC-bilateral derivatives generally require the counterparty in a net liability position, after considering the effect of netting agreements, to pledge collateral when the amount owed by that counterparty reaches a minimum transfer amount. A small number of these arrangements also include credit-contingent provisions that include a threshold above which collateral must be posted. Such agreements provide for a reduction of these thresholds (on a sliding scale that converges toward zero) in the event of downgrades in the financial strength or credit ratings of Brighthouse Life Insurance Company and/or the counterparty. In addition, substantially all of the Company's netting agreements for derivatives contain provisions that require both the Company and the counterparty to maintain a specific investment grade credit rating from each of Moody's and S&P. If a party's financial strength or credit ratings were to fall below that specific investment grade credit rating, that party would be in violation of these provisions, and the other party to the derivatives could terminate the transactions and demand immediate settlement and payment based on such party's reasonable valuation of the derivatives.

   The following table presents the estimated fair value of the Company's OTC-bilateral derivatives that are in a net liability position after considering the effect of netting agreements, together with the estimated fair value and balance sheet location of the collateral pledged. The Company's collateral agreements require both parties to be fully collateralized, as such, Brighthouse Life Insurance Company would not be required to post additional collateral as a result of a downgrade in financial strength rating. OTC-bilateral derivatives that are not subject to collateral agreements are excluded from this table.

                                                                                               December 31,
                                                                                           ---------------------
                                                                                                 2018       2017
                                                                                           ---------- ----------
                                                                                               (In millions)
Estimated fair value of derivatives in a net liability position (1).......................       $433     $1,138
Estimated Fair Value of Collateral Provided:
Fixed maturity securities.................................................................       $797     $1,414

-------------

(1) After taking into consideration the existence of netting agreements.

Embedded Derivatives

   The Company issues certain insurance contracts that contain embedded derivatives that are required to be separated from their host contracts and measured at fair value. These host contracts include: variable annuities with guaranteed minimum benefits, including GMWBs, GMABs and certain GMIBs; related party assumed reinsurance of variable annuity guaranteed minimum benefits; index-linked annuities that are directly written or assumed through reinsurance; and ceded reinsurance of variable annuity GMIBs.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

8. Derivatives (continued)


   The following table presents the estimated fair value and balance sheet location of the Company's embedded derivatives that have been separated from their host contracts at:

                                                                             December 31,
                                                                          -----------------
                                       Balance Sheet Location                 2018     2017
                             -------------------------------------------- -------- --------
                                                                            (In millions)
Embedded derivatives within
 asset host contracts:
Ceded guaranteed minimum
 income benefits............ Premiums, reinsurance and other receivables    $  228   $  227
Options embedded in debt or
 equity securities (1)...... Investments                                        --      (52)
                                                                          -------- --------
 Embedded derivatives
   within asset host
   contracts................                                                $  228   $  175
                                                                          ======== ========
Embedded derivatives within
 liability host contracts:
Direct guaranteed minimum
 benefits................... Policyholder account balances                  $1,546   $1,122
Direct index-linked
 annuities.................. Policyholder account balances                     488      674
Assumed guaranteed minimum
 benefits................... Policyholder account balances                     386      437
Assumed index-linked
 annuities.................. Policyholder account balances                      96        1
                                                                          -------- --------
 Embedded derivatives
   within liability host
   contracts................                                                $2,516   $2,234
                                                                          ======== ========

--------

(1) In connection with the adoption of new guidance related to the recognition and measurement of financial instruments (see Note 1), effective January 1, 2018, the Company is no longer required to bifurcate and account separately for derivatives embedded in equity securities. Beginning January 1, 2018, the entire change in the estimated fair value of equity securities is recognized as a component of net investment gains and losses.

   The following table presents changes in estimated fair value related to embedded derivatives:

                                                        Years Ended December 31,
                                                   ----------------------------------
                                                         2018        2017        2016
                                                   ----------  ----------  ----------
                                                              (In millions)
Net derivative gains (losses) (1), (2)............       $579      $1,237     $(1,741)
Policyholder benefits and claims..................       $ (8)     $  (16)    $    (4)

-------------

(1) The valuation of direct and assumed guaranteed minimum benefits includes a nonperformance risk adjustment. The amounts included in net derivative gains (losses) in connection with this adjustment were $513 million, $337 million and $244 million for the years ended December 31, 2018, 2017 and 2016, respectively.

(2) See Note 6 for discussion of related party net derivative gains (losses).

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


9. Fair Value

   When developing estimated fair values, the Company considers three broad valuation techniques: (i) the market approach, (ii) the income approach, and
(iii) the cost approach. The Company determines the most appropriate valuation technique to use, given what is being measured and the availability of sufficient inputs, giving priority to observable inputs. The Company categorizes its assets and liabilities measured at estimated fair value into a three-level hierarchy, based on the significant input with the lowest level in its valuation. The input levels are as follows:

Level 1 Unadjusted quoted prices in active markets for identical assets or liabilities. The Company defines active markets based on average trading volume for equity securities. The size of the bid/ask spread is used as an indicator of market activity for fixed maturity securities.

Level 2 Quoted prices in markets that are not active or inputs that are observable either directly or indirectly. These inputs can include quoted prices for similar assets or liabilities other than quoted prices in Level 1, quoted prices in markets that are not active, or other significant inputs that are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 Unobservable inputs that are supported by little or no market activity and are significant to the determination of estimated fair value of the assets or liabilities. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


Recurring Fair Value Measurements

   The assets and liabilities measured at estimated fair value on a recurring basis and their corresponding placement in the fair value hierarchy, are presented below. Investments that do not have a readily determinable fair value and are measured at net asset value ("NAV") (or equivalent) as practical expedient to estimated fair value are excluded from the fair value hierarchy.

                                                                                  December 31, 2018
                                                             -----------------------------------------------------------
                                                                       Fair Value Hierarchy
                                                             -----------------------------------------

                                                                                                         Total Estimated
                                                                   Level 1       Level 2       Level 3    Fair Value
                                                             ------------- ------------- ------------- -----------------
                                                                                    (In millions)
Assets
Fixed maturity securities:
U.S. corporate..............................................        $   --      $ 23,740        $  319          $ 24,059
U.S. government and agency..................................         2,334         6,310            --             8,644
RMBS........................................................            --         8,429             6             8,435
Foreign corporate...........................................            --         7,503           392             7,895
CMBS........................................................            --         5,004           129             5,133
State and political subdivision.............................            --         3,512            74             3,586
ABS.........................................................            --         2,072            39             2,111
Foreign government..........................................            --         1,485            --             1,485
                                                             ------------- ------------- ------------- -----------------
 Total fixed maturity securities............................         2,334        58,055           959            61,348
                                                             ------------- ------------- ------------- -----------------
Equity securities (1).......................................            13           124             3               140
Derivative assets: (2)
Interest rate...............................................            --           717            --               717
Foreign currency exchange rate..............................            --           288            11               299
Credit......................................................            --            10             7                17
Equity market...............................................            --         1,634            98             1,732
                                                             ------------- ------------- ------------- -----------------
 Total derivative assets....................................            --         2,649           116             2,765
                                                             ------------- ------------- ------------- -----------------
Embedded derivatives within asset host contracts (3)........            --            --           228               228
Separate account assets.....................................           217        91,293             1            91,511
                                                             ------------- ------------- ------------- -----------------
 Total assets...............................................        $2,564      $152,121        $1,307          $155,992
                                                             ============= ============= ============= =================
Liabilities
Derivative liabilities: (2)
Interest rate...............................................        $   --      $    619        $   --          $    619
Foreign currency exchange rate..............................            --            48            --                48
Credit......................................................            --             2             1                 3
Equity market...............................................            --         1,205           237             1,442
                                                             ------------- ------------- ------------- -----------------
 Total derivative liabilities...............................            --         1,874           238             2,112
                                                             ------------- ------------- ------------- -----------------
Embedded derivatives within liability host contracts (3)....            --            --         2,516             2,516
                                                             ------------- ------------- ------------- -----------------
 Total liabilities..........................................        $   --      $  1,874        $2,754          $  4,628
                                                             ============= ============= ============= =================

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


                                                                                       December 31, 2017
                                                                  -----------------------------------------------------------
                                                                            Fair Value Hierarchy
                                                                  -----------------------------------------   Total Estimated
                                                                        Level 1       Level 2       Level 3    Fair Value
                                                                  ------------- ------------- ------------- -----------------
                                                                                         (In millions)
Assets
Fixed maturity securities:
U.S. corporate...................................................        $   --      $ 21,491        $  889          $ 22,380
U.S. government and agency.......................................         8,002         7,911            --            15,913
RMBS.............................................................            --         6,836           981             7,817
Foreign corporate................................................            --         5,723         1,048             6,771
CMBS.............................................................            --         3,155           136             3,291
State and political subdivision..................................            --         4,098            --             4,098
ABS..............................................................            --         1,691           105             1,796
Foreign government...............................................            --         1,262             5             1,267
                                                                  ------------- ------------- ------------- -----------------
 Total fixed maturity securities.................................         8,002        52,167         3,164            63,333
                                                                  ------------- ------------- ------------- -----------------
Equity securities (1)............................................            18            19           124               161
Short-term investments...........................................           135           120            14               269
Commercial mortgage loans........................................            --           115            --               115
Derivative assets: (2)
Interest rate....................................................             1         1,111            --             1,112
Foreign currency exchange rate...................................            --           155            --               155
Credit...........................................................            --            30            10                40
Equity market....................................................            15           773           149               937
                                                                  ------------- ------------- ------------- -----------------
 Total derivative assets.........................................            16         2,069           159             2,244
                                                                  ------------- ------------- ------------- -----------------
Embedded derivatives within asset host contracts (3).............            --            --           227               227
Separate account assets..........................................           410       109,741             5           110,156
                                                                  ------------- ------------- ------------- -----------------
 Total assets....................................................        $8,581      $164,231        $3,693          $176,505
                                                                  ============= ============= ============= =================
Liabilities
Derivative liabilities: (2)
Interest rate....................................................        $   --      $    837        $   --          $    837
Foreign currency exchange rate...................................            --           117             1               118
Credit...........................................................            --             1            --                 1
Equity market....................................................            --         1,736           437             2,173
                                                                  ------------- ------------- ------------- -----------------
 Total derivative liabilities....................................            --         2,691           438             3,129
                                                                  ------------- ------------- ------------- -----------------
Embedded derivatives within liability host contracts (3).........            --            --         2,234             2,234
Long-term debt...................................................            --            11            --                11
                                                                  ------------- ------------- ------------- -----------------
 Total liabilities...............................................        $   --      $  2,702        $2,672          $  5,374
                                                                  ============= ============= ============= =================

--------

(1) The Company reclassified FHLB stock in the prior period from equity securities to other invested assets.

(2) Derivative assets are presented within other invested assets on the consolidated balance sheets and derivative liabilities are presented within other liabilities on the consolidated balance sheets. The amounts are presented gross in the tables above to reflect the presentation on the consolidated balance sheets but are presented net for purposes of the rollforward in the Fair Value Measurements Using Significant Unobservable Inputs (Level 3) tables.

(3) Embedded derivatives within asset host contracts are presented within premiums, reinsurance and other receivables and other invested assets on the consolidated balance sheets. Embedded derivatives within liability host contracts are presented within policyholder account balances, on the consolidated balance sheets. At December 31, 2018 and 2017, debt and equity securities also included embedded derivatives of $0 and ($52) million, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


  Valuation Controls and Procedures

      The Company monitors and provides oversight of valuation controls and policies for securities, mortgage loans and derivatives, which are primarily executed by its valuation service providers. The valuation methodologies used to determine fair values prioritize the use of observable market prices and market-based parameters and determines that judgmental valuation adjustments, when applied, are based upon established policies and are applied consistently over time. The valuation methodologies for securities, mortgage loans and derivatives are reviewed on an ongoing basis and revised when necessary, based on changing market conditions. In addition, the Chief Accounting Officer periodically reports to the Audit Committee of Brighthouse Financial's Board of Directors regarding compliance with fair value accounting standards.

      The fair value of financial assets and financial liabilities is based on quoted market prices, where available. The Company assesses whether prices received represent a reasonable estimate of fair value through controls designed to ensure valuations represent an exit price. Valuation service providers perform several controls, including certain monthly controls, which include, but are not limited to, analysis of portfolio returns to corresponding benchmark returns, comparing a sample of executed prices of securities sold to the fair value estimates, reviewing the bid/ask spreads to assess activity, comparing prices from multiple independent pricing services and ongoing due diligence to confirm that independent pricing services use market-based parameters. The process includes a determination of the observability of inputs used in estimated fair values received from independent pricing services or brokers by assessing whether these inputs can be corroborated by observable market data. Independent non-binding broker quotes, also referred to herein as "consensus pricing," are used for non-significant portion of the portfolio. Prices received from independent brokers are assessed to determine if they represent a reasonable estimate of fair value by considering such pricing relative to the current market dynamics and current pricing for similar financial instruments.

      Valuation service providers also apply a formal process to challenge any prices received from independent pricing services that are not considered representative of estimated fair value. If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained. If obtaining an independent non-binding broker quotation is unsuccessful, valuation service providers will use the last available price.

      The Company reviews outputs of the valuation service providers' controls and performs additional controls, including certain monthly controls, which include but are not limited to, performing balance sheet analytics to assess reasonableness of period to period pricing changes, including any price adjustments. Price adjustments are applied if prices or quotes received from independent pricing services or brokers are not considered reflective of market activity or representative of estimated fair value. The Company did not have significant price adjustments during the year ended December 31, 2018.

  Determination of Fair Value

   Fixed maturity securities

      The fair values for actively traded marketable bonds, primarily U.S. government and agency securities, are determined using the quoted market prices and are classified as Level 1 assets. For fixed maturity securities classified as Level 2 assets, fair values are determined using either a market or income approach and are valued based on a variety of observable inputs as described below.

      U.S. corporate and foreign corporate securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark yields, spreads off benchmark yields, new issuances, issuer rating, trades of identical or comparable securities, or duration. Privately-placed securities are valued using the additional key inputs: market yield curve, call provisions, observable prices and spreads for similar public or private securities that incorporate the credit quality and industry sector of the issuer, and delta spread adjustments to reflect specific credit-related issues.

      U.S. government and agency, state and political subdivision and foreign government securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, benchmark U.S. Treasury yield or other yields, spread off the U.S. Treasury yield curve for the identical security, issuer ratings and issuer spreads, broker dealer quotes, and comparable securities that are actively traded.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


      Structured Securities: Fair value is determined using third-party commercial pricing services, with the primary inputs being quoted prices in markets that are not active, spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, ratings, geographic region, weighted average coupon and weighted average maturity, average delinquency rates and debt-service coverage ratios. Other issuance-specific information is also used, including, but not limited to; collateral type, structure of the security, vintage of the loans, payment terms of the underlying asset, payment priority within tranche, and deal performance.

       Equity securities, short-term investments, commercial mortgage loans and long-term debt

      The fair value for actively traded equity securities and short-term investments are determined using quoted market prices and are classified as Level 1 assets. For financial instruments classified as Level 2 assets or liabilities, fair values are determined using a market approach and are valued based on a variety of observable inputs as described below.

      Equity securities and short-term investments: Fair value is determined using third-party commercial pricing services, with the primary input being quoted prices in markets that are not active.

      Commercial mortgage loans and long-term debt: Fair value is determined using third-party commercial pricing services, with the primary input being quoted securitization market price determined principally by independent pricing services using observable inputs or quoted prices or reported NAV provided by the fund managers.

   Derivatives

      The fair values for exchange-traded derivatives are determined using the quoted market prices and are classified as Level 1 assets. For OTC-bilateral derivatives and OTC-cleared derivatives classified as Level 2 assets or liabilities, fair values are determined using the income approach. Valuations of non-option-based derivatives utilize present value techniques, whereas valuations of option-based derivatives utilize option pricing models which are based on market standard valuation methodologies and a variety of observable inputs.

      The significant inputs to the pricing models for most OTC-bilateral and OTC-cleared derivatives are inputs that are observable in the market or can be derived principally from, or corroborated by, observable market data. Certain OTC-bilateral and OTC-cleared derivatives may rely on inputs that are significant to the estimated fair value that are not observable in the market or cannot be derived principally from, or corroborated by, observable market data. These unobservable inputs may involve significant management judgment or estimation. Even though unobservable, these inputs are based on assumptions deemed appropriate given the circumstances and management believes they are consistent with what other market participants would use when pricing such instruments.

      Most inputs for OTC-bilateral and OTC-cleared derivatives are mid-market inputs but, in certain cases, liquidity adjustments are made when they are deemed more representative of exit value. Market liquidity, as well as the use of different methodologies, assumptions and inputs, may have a material effect on the estimated fair values of the Company's derivatives and could materially affect net income.

      The credit risk of both the counterparty and the Company are considered in determining the estimated fair value for all OTC-bilateral and OTC-cleared derivatives, and any potential credit adjustment is based on the net exposure by counterparty after taking into account the effects of netting agreements and collateral arrangements. The Company values its OTC-bilateral and OTC-cleared derivatives using standard swap curves which may include a spread to the risk-free rate, depending upon specific collateral arrangements. This credit spread is appropriate for those parties that execute trades at pricing levels consistent with similar collateral arrangements. As the Company and its significant derivative counterparties generally execute trades at such pricing levels and hold sufficient collateral, additional credit risk adjustments are not currently required in the valuation process. The Company's ability to consistently execute at such pricing levels is in part due to the netting agreements and collateral arrangements that are in place with all of its significant derivative counterparties. An evaluation of the requirement to make additional credit risk adjustments is performed by the Company each reporting period.

   Embedded Derivatives

      Embedded derivatives principally include certain direct and ceded variable annuity guarantees, equity crediting rates within index-linked annuity contracts, and those related to funds withheld on ceded reinsurance agreements. Embedded derivatives are recorded at estimated fair value with changes in estimated fair value reported in net income.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


      The Company issues certain variable annuity products with guaranteed minimum benefits. GMWBs, GMABs and certain GMIBs contain embedded derivatives, which are measured at estimated fair value separately from the host variable annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

      The Company determines the fair value of these embedded derivatives by estimating the present value of projected future benefits minus the present value of projected future fees using actuarial and capital market assumptions including expectations of policyholder behavior. The calculation is based on in-force business and is performed using standard actuarial valuation software which projects future cash flows from the embedded derivative over multiple risk neutral stochastic scenarios using observable risk-free rates. The percentage of fees included in the initial fair value measurement is not updated in subsequent periods.

      Capital market assumptions, such as risk-free rates and implied volatilities, are based on market prices for publicly traded instruments to the extent that prices for such instruments are observable. Implied volatilities beyond the observable period are extrapolated based on observable implied volatilities and historical volatilities. Actuarial assumptions, including mortality, lapse, withdrawal and utilization, are unobservable and are reviewed at least annually based on actuarial studies of historical experience.

      The valuation of these guarantee liabilities includes nonperformance risk adjustments and adjustments for a risk margin related to non-capital market inputs. The nonperformance adjustment is determined by taking into consideration publicly available information relating to spreads in the secondary market for BHF's debt. These observable spreads are then adjusted to reflect the priority of these liabilities and claims paying ability of the issuing insurance subsidiaries as compared to BHF's overall financial strength.

      Risk margins are established to capture the non-capital market risks of the instrument which represent the additional compensation a market participant would require to assume the risks related to the uncertainties of such actuarial assumptions as annuitization, premium persistency, partial withdrawal and surrenders. The establishment of risk margins requires the use of significant management judgment, including assumptions of the amount and cost of capital needed to cover the guarantees.

      The estimated fair value of the embedded derivatives within funds withheld related to certain ceded reinsurance is determined based on the change in estimated fair value of the underlying assets held by the Company in a reference portfolio backing the funds withheld liability. The estimated fair value of the underlying assets is determined as previously described in "-- Equity securities, short-term investments, commercial mortgage loans and long-term debt." The estimated fair value of these embedded derivatives is included, along with the funds withheld liability, in other liabilities on the consolidated balance sheets with changes in estimated fair value recorded in net derivative gains (losses).

      The Company issues and assumes through reinsurance index-linked annuities which allow the policyholder to participate in returns from equity indices. The crediting rates associated with these features are embedded derivatives which are measured at estimated fair value separately from the host fixed annuity contract, with changes in estimated fair value reported in net derivative gains (losses). These embedded derivatives are classified within policyholder account balances on the consolidated balance sheets.

      The estimated fair value of crediting rates associated with index-linked annuities is determined using a combination of an option pricing model and an option-budget approach. The valuation of these embedded derivatives also includes the establishment of a risk margin, as well as changes in nonperformance risk.

   Transfers into or out of Level 3:

      Assets and liabilities are transferred into Level 3 when a significant input cannot be corroborated with market observable data. This occurs when market activity decreases significantly, and underlying inputs cannot be observed, current prices are not available, and/or when there are significant variances in quoted prices, thereby affecting transparency. Assets and liabilities are transferred out of Level 3 when circumstances change such that a significant input can be corroborated with market observable data. This may be due to a significant increase in market activity, a specific event, or one or more significant input(s) becoming observable.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


   Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

      The following table presents certain quantitative information about the significant unobservable inputs used in the fair value measurement, and the sensitivity of the estimated fair value to changes in those inputs, for the more significant asset and liability classes measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at:

                                                                         December 31, 2018   December 31, 2017     Impact of
                                                                       ------------------- -------------------  Increase in Input
                                  Valuation          Significant                                                  on Estimated
                                  Techniques      Unobservable Inputs         Range               Range            Fair Value
                               ----------------- --------------------  ------------------- ------------------- ------------------
Embedded derivatives
Direct, assumed and ceded      Option pricing    Mortality rates           0.02%   -   11%     0.02%   -   12% Decrease (1)
 guaranteed minimum benefits..     techniques
                                                 Lapse rates               0.25%   -   16%     0.25%   -   16% Decrease (2)
                                                 Utilization rates          0%     -   25%      0%     -   25% Increase (3)
                                                 Withdrawal rates          0.25%   -   10%     0.25%   -   10% (4)
                                                 Long-term equity          16.50%  -   22%    17.40%   -   25% Increase (5)
                                                     volatilities
                                                 Nonperformance            1.91%   - 2.66%     0.64%   - 1.43% Decrease (6)
                                                      risk spread

--------

(1) Mortality rates vary by age and by demographic characteristics such as gender. Range shown reflects the mortality rate for policyholders between 35 and 90 years old, which represents the majority of the business with living benefits. Mortality rate assumptions are set based on company experience and include an assumption for mortality improvement.

(2) Range reflects base lapse rates for major product categories for duration 1-20, which represents majority of business with living benefit riders. Base lapse rates are adjusted at the contract level based on a comparison of the actuarially calculated guaranteed values and the current policyholder account value, as well as other factors, such as the applicability of any surrender charges. A dynamic lapse function reduces the base lapse rate when the guaranteed amount is greater than the account value as in-the-money contracts are less likely to lapse. Lapse rates are also generally assumed to be lower in periods when a surrender charge applies.

(3) The utilization rate assumption estimates the percentage of contract holders with a GMIB or lifetime withdrawal benefit who will elect to utilize the benefit upon becoming eligible in a given year. The range shown represents the floor and cap of the GMIB dynamic election rates across varying levels of in-the-money. For lifetime withdrawal guarantee riders, the assumption is that everyone will begin withdrawals once account value reaches zero which is equivalent to a 100% utilization rate. Utilization rates may vary by the type of guarantee, the amount by which the guaranteed amount is greater than the account value, the contracts withdrawal history and by the age of the policyholder.

(4) The withdrawal rate represents the percentage of account balance that any given policyholder will elect to withdraw from the contract each year. The withdrawal rate assumption varies by age and duration of the contract, and also by other factors such as benefit type. For any given contract, withdrawal rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. For GMWBs, any increase (decrease) in withdrawal rates results in an increase (decrease) in the estimated fair value of the guarantees. For GMABs and GMIBs, any increase (decrease) in withdrawal rates results in a decrease (increase) in the estimated fair value.

(5) Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. For any given contract, long-term equity volatility rates vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative.

(6) Nonperformance risk spread varies by duration. For any given contract, multiple nonperformance risk spreads will apply, depending on the duration of the cash flow being discounted for purposes of valuing the embedded derivative.

     The Company does not develop unobservable inputs used in measuring fair value for all other assets and liabilities classified within Level 3; therefore, these are not included in the table above. The other Level 3 assets and liabilities primarily included fixed maturity securities and derivatives. For fixed maturity securities valued based on non-binding broker quotes, an increase (decrease) in credit spreads would result in a higher (lower) fair value. For derivatives valued based on third-party pricing models, an increase (decrease) in credit spreads would generally result in a higher (lower) fair value.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)

      The following tables summarize the change of all assets and (liabilities) measured at estimated fair value on a recurring basis using significant unobservable inputs (Level 3):

                                                        Fair Value Measurements Using Significant Unobservable Inputs (Level 3)
                                                        ------------------------------------------------------------------
                                                                       Fixed Maturity Securities
                                                        ------------------------------------------------------------------

                                                                                              State and
                                                                             Structured       Political          Foreign
                                                         Corporate (1)      Securities        Subdivision       Government
                                                        --------------      -----------      ------------      -----------
                                                                                                               (In millions)
Balance, January 1, 2017...............................        $ 2,310          $ 1,695              $ 17              $--
Total realized/unrealized gains (losses) included in
 net income (loss) (5) (6).............................             (3)              28                --               --
Total realized/unrealized gains (losses) included in
 AOCI..................................................            127               52                --               --
Purchases (7)..........................................            442              106                --                5
Sales (7)..............................................           (222)            (526)               --               --
Issuances (7)..........................................             --               --                --               --
Settlements (7)........................................             --               --                --               --
Transfers into Level 3 (8).............................            178               11                --               --
Transfers out of Level 3 (8)...........................           (895)            (144)              (17)              --
                                                        --------------      -----------      ------------      -----------
Balance, December 31, 2017.............................        $ 1,937          $ 1,222              $ --              $ 5
Total realized/unrealized gains (losses) included in
 net income (loss) (5) (6).............................              1                2                 1               --
Total realized/unrealized gains (losses) included in
 AOCI..................................................            (32)              (6)               (1)              --
Purchases (7)..........................................             71               42                --               --
Sales (7)..............................................           (197)             (91)               (1)              (5)
Issuances (7)..........................................             --               --                --               --
Settlements (7)........................................             --               --                --               --
Transfers into Level 3 (8).............................            414                9                75               --
Transfers out of Level 3 (8)...........................         (1,483)          (1,004)               --               --
                                                        --------------      -----------      ------------      -----------
Balance, December 31, 2018.............................        $   711          $   174              $ 74              $--
                                                        ==============      ===========      ============      ===========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2016: (9)................................        $     2          $    28              $ --              $--
                                                        ==============      ===========      ============      ===========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2017: (9)................................        $     1          $    23              $ --              $--
                                                        ==============      ===========      ============      ===========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2018: (9)................................        $    (2)         $    (1)             $  1              $--
                                                        ==============      ===========      ============      ===========
Gains (Losses) Data for the year ended December 31,
 2016:
Total realized/unrealized gains (losses) included in
 net income (loss) (5) (6).............................        $   (11)         $    30              $ --              $--
Total realized/unrealized gains (losses) included in
 AOCI..................................................        $   (24)         $    21              $ --              $--

                                                        -------------------------------------------------------------------


                                                                                                     Net
                                                                                       Net         Embedded     Separate
                                                          Equity      Short Term    Derivatives   Derivatives    Account
                                                         Securities   Investments      (2)           (3)        Assets (4)
                                                        -----------  ------------  ------------  ------------  -----------

Balance, January 1, 2017...............................       $ 137          $  2         $(954)      $(2,761)         $10
Total realized/unrealized gains (losses) included in
 net income (loss) (5) (6).............................          (3)           --            92         1,233           --
Total realized/unrealized gains (losses) included in
 AOCI..................................................          --            --            --            --           --
Purchases (7)..........................................           3            14             4            --            2
Sales (7)..............................................         (13)           (1)           --            --           (4)
Issuances (7)..........................................          --            --            --            --           --
Settlements (7)........................................          --            --           579          (479)          (1)
Transfers into Level 3 (8).............................          --            --            --            --            2
Transfers out of Level 3 (8)...........................          --            (1)           --            --           (4)
                                                        -----------  ------------  ------------  ------------  -----------
Balance, December 31, 2017.............................       $ 124          $ 14         $(279)      $(2,007)         $ 5
Total realized/unrealized gains (losses) included in
 net income (loss) (5) (6).............................          --            --           152           571           --
Total realized/unrealized gains (losses) included in
 AOCI..................................................          --            --             9            --           --
Purchases (7)..........................................           1            --             3            --            1
Sales (7)..............................................          (3)          (14)           (7)           --           (1)
Issuances (7)..........................................          --            --            --            --           --
Settlements (7)........................................          --            --            --          (852)          (1)
Transfers into Level 3 (8).............................          --            --            --            --           --
Transfers out of Level 3 (8)...........................        (119)           --            --            --           (3)
                                                        -----------  ------------  ------------  ------------  -----------
Balance, December 31, 2018.............................       $   3          $ --         $(122)      $(2,288)         $ 1
                                                        ===========  ============  ============  ============  ===========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2016: (9)................................       $  --          $ --         $(687)      $(1,772)         $--
                                                        ===========  ============  ============  ============  ===========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2017: (9)................................       $  --          $ --         $ (52)      $ 1,300          $--
                                                        ===========  ============  ============  ============  ===========
Changes in unrealized gains (losses) included in net
 income (loss) for the instruments still held at
 December 31, 2018: (9)................................       $   1          $ --         $ 148       $   268          $--
                                                        ===========  ============  ============  ============  ===========
Gains (Losses) Data for the year ended December 31,
 2016:
Total realized/unrealized gains (losses) included in
 net income (loss) (5) (6).............................       $  --          $ --         $(703)      $(1,760)         $--
Total realized/unrealized gains (losses) included in
 AOCI..................................................       $ (11)         $ --         $   4       $    --          $--

-------------

(1) Comprised of U.S. and foreign corporate securities.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


(2) Freestanding derivative assets and liabilities are presented net for purposes of the rollforward.

(3) Embedded derivative assets and liabilities are presented net for purposes of the rollforward.

(4) Investment performance related to separate account assets is fully offset by corresponding amounts credited to contract holders within separate account liabilities. Therefore, such changes in estimated fair value are not recorded in net income (loss). For the purpose of this disclosure, these changes are presented within net investment gains (losses).

(5) Amortization of premium/accretion of discount is included within net investment income. Impairments charged to net income (loss) on securities are included in net investment gains (losses). Lapses associated with net embedded derivatives are included in net derivative gains (losses). Substantially all realized/unrealized gains (losses) included in net income
    (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

(6) Interest and dividend accruals, as well as cash interest coupons and dividends received, are excluded from the rollforward.

(7) Items purchased/issued and then sold/settled in the same period are excluded from the rollforward. Fees attributed to embedded derivatives are included in settlements.

(8) Gains and losses, in net income (loss) and OCI, are calculated assuming transfers into and/or out of Level 3 occurred at the beginning of the period. Items transferred into and then out of Level 3 in the same period are excluded from the rollforward.

(9) Changes in unrealized gains (losses) included in net income (loss) relate to assets and liabilities still held at the end of the respective periods. Substantially all changes in unrealized gains (losses) included in net income (loss) for net derivatives and net embedded derivatives are reported in net derivative gains (losses).

Fair Value of Financial Instruments Carried at Other Than Fair Value

   The following tables provide fair value information for financial instruments that are carried on the balance sheet at amounts other than fair value. These tables exclude the following financial instruments: cash and cash equivalents, accrued investment income, payables for collateral under securities loaned and other transactions, and those short-term investments that are not securities and therefore are not included in the three level hierarchy table disclosed in the "-- Recurring Fair Value Measurements" section. The estimated fair value of the excluded financial instruments, which are primarily classified in Level 2, approximates carrying value as they are short-term in nature such that the Company believes there is minimal risk of material changes in interest rates or credit quality. All remaining balance sheet amounts excluded from the tables below are not considered financial instruments subject to this disclosure.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

9. Fair Value (continued)


   The carrying values and estimated fair values for such financial instruments, and their corresponding placement in the fair value hierarchy, are summarized as follows at:

                                                                      December 31, 2018
                                              ------------------------------------------------------------------
                                                                    Fair Value Hierarchy
                                                           --------------------------------------
                                                                                                      Total
                                                  Carrying                                          Estimated
                                                 Value          Level 1      Level 2      Level 3     Fair Value
                                              ------------ ------------ ------------ ------------ --------------
                                                                        (In millions)
Assets
Mortgage loans...............................      $13,596          $--       $   --      $13,761        $13,761
Policy loans.................................      $ 1,001          $--       $  619      $   452        $ 1,071
Other invested assets........................      $    77          $--       $   64      $    13        $    77
Premiums, reinsurance and other receivables..      $ 1,426          $--       $   31      $ 1,501        $ 1,532
Liabilities
Policyholder account balances................      $15,183          $--       $   --      $13,732        $13,732
Long-term debt...............................      $   434          $--       $   38      $   380        $   418
Other liabilities............................      $   395          $--       $   54      $   323        $   377
Separate account liabilities.................      $ 1,025          $--       $1,025      $    --        $ 1,025

                                                                      December 31, 2017
                                              ------------------------------------------------------------------
                                                                    Fair Value Hierarchy
                                                           --------------------------------------
                                                                                                      Total
                                                  Carrying                                          Estimated
                                                 Value          Level 1      Level 2      Level 3     Fair Value
                                              ------------ ------------ ------------ ------------ --------------
                                                                        (In millions)
Assets
Mortgage loans...............................      $10,525          $--       $   --      $10,768        $10,768
Policy loans.................................      $ 1,106          $--       $  746      $   439        $ 1,185
Real estate joint ventures (1)...............      $     5          $--       $   --      $    22        $    22
Other limited partnership interests (1)......      $    36          $--       $   --      $    28        $    28
Other invested assets (2)....................      $    71          $--       $   71      $    --        $    71
Premiums, reinsurance and other receivables..      $ 1,556          $--       $  126      $ 1,783        $ 1,909
Liabilities
Policyholder account balances................      $15,626          $--       $   --      $15,760        $15,760
Long-term debt...............................      $    35          $--       $   42      $    --        $    42
Other liabilities............................      $   459          $--       $   93      $   368        $   461
Separate account liabilities.................      $ 1,206          $--       $1,206      $    --        $ 1,206

-------------

(1) In connection with the adoption of new guidance related to the recognition and measurement of financial instruments (see Note 1), effective January 1, 2018 on a modified retrospective basis, the Company carries real estate joint ventures and other limited partnership interests previously accounted under the cost method of accounting at NAV as a practical expedient to estimated fair value.

(2) The Company reclassified FHLB stock in the prior period from equity securities to other invested assets.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


10. Long-term Debt

   Long-term debt outstanding was as follows:

                                                                                            December 31,
                                                                                        ---------------------
                                                               Interest Rate   Maturity       2018       2017
                                                             --------------- ---------- ---------- ----------
                                                                                            (In millions)
Surplus note -- affiliated..................................      8.150%        2058          $200        $--
Surplus note -- affiliated..................................      7.800%        2058           200         --
Other long-term debt -- unaffiliated (1)....................      7.028%        2030            34         46
                                                                                        ---------- ----------
 Total long-term debt.......................................                                  $434        $46
                                                                                        ========== ==========

-------------

(1)Represents non-recourse debt for which creditors have no access, subject to customary exceptions, to the general assets of the Company other than recourse to certain investment companies.

   The aggregate maturities of long-term debt at December 31, 2018 were $2 million in each of 2019, 2020, 2021, 2022 and 2023 and $424 million thereafter.

   Interest expense related to long-term debt of $6 million, $58 million and $128 million for the years ended December 31, 2018, 2017 and 2016, respectively, is included in other expenses.

Surplus Notes

   On December 21, 2018, Brighthouse Life Insurance Company issued a
$200 million surplus note due December 2058 to NELICO (the "December 2058 Surplus Note") in exchange for $28 million of cash and $172 million of invested assets, primarily fixed maturity securities. The December 2058 Surplus Note bears interest at a fixed rate of 8.15%, payable annually. On December 21, 2018, with the prior approval of the Commonwealth of Massachusetts Division of Insurance, NELICO distributed the December 2058 Surplus Note to BH Holdings via a non-cash extraordinary dividend. Payments of interest and principal on the December 2058 Surplus Note may be made only with the prior approval of the Delaware Department of Insurance.

   On September 28, 2018, Brighthouse Life Insurance Company issued a
$200 million surplus note due September 2058 to BH Holdings (the "September 2058 Surplus Note") in exchange for cash, which bears interest at a fixed rate of 7.80%, payable annually. Payments of interest and principal on the September 2058 Surplus Note may be made only with the prior approval of the Delaware Department of Insurance.

   On June 16, 2017, MetLife, Inc. forgave Brighthouse Life Insurance Company's obligation to pay the principal amount of $750 million, 8.595% surplus notes held by MetLife, Inc., which were originally issued in 2008. The forgiveness of the surplus notes was treated as a capital transaction and recorded as an increase to additional paid-in capital.

   On April 28, 2017, two surplus note obligations due to MetLife, Inc. totaling $1.1 billion, which were originally issued in 2012 and 2013, were due on September 30, 2032 and December 31, 2033 and bore interest at 5.13% and 6.00%, respectively, were satisfied in a non-cash exchange for $1.1 billion of loans due from MetLife, Inc.

Committed Facilities

  MetLife, Inc. Credit and Committed Facilities

     The Company previously had access to an unsecured revolving credit facility and certain committed facilities through the Company's former parent, MetLife, Inc. These facilities were used for collateral for certain of the Company's affiliated reinsurance liabilities. In connection with the affiliated reinsurance company restructuring, effective April 28, 2017, MetLife, Inc.'s then existing affiliated reinsurance subsidiaries that supported the business interests of Brighthouse Financial became a part of Brighthouse Financial. Simultaneously with the affiliated reinsurance company restructuring, the existing reserve financing arrangements of the affected reinsurance subsidiaries, as well as Brighthouse Financial's access to MetLife, Inc.'s revolving credit facility and certain committed facilities, including outstanding letters of credit, were terminated and replaced with a single reinsurance financing arrangement, which is discussed in more detail below. The terminated facilities included a $3.5 billion committed facility for the benefit of MRSC and a $4.3 billion committed facility for the benefit of a designated protected cell of MRV.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

10. Long-term Debt (continued)


     For the years ended December 31, 2017 and 2016, the Company recognized commitment and letters of credit fees totaling $19 million and $55 million, respectively, in other expenses associated with these committed facilities.

  Reinsurance Financing Arrangement

     On April 28, 2017, BRCD entered into a $10.0 billion financing arrangement with a pool of highly rated third-party reinsurers. This financing arrangement consists of credit-linked notes that each mature in 2037. At December 31, 2018, there were no borrowings under this facility and there was $9.8 billion of funding available under this arrangement. For the years ended December 31, 2018 and 2017, the Company recognized commitment fees of $44 million and $27 million, respectively, in other expenses associated with this committed facility.

  Repurchase Facility

     On April 16, 2018, Brighthouse Life Insurance Company entered into a secured committed repurchase facility (the "Repurchase Facility") with a financial institution, pursuant to which Brighthouse Life Insurance Company may enter into repurchase transactions in an aggregate amount up to $2.0 billion. The Repurchase Facility has a term of three years, beginning on July 31, 2018 and maturing on July 31, 2021. Under the Repurchase Facility, Brighthouse Life Insurance Company may sell certain eligible securities at a purchase price based on the market value of the securities less an applicable margin based on the types of securities sold, with a concurrent agreement to repurchase such securities at a predetermined future date (ranging from two weeks to three months) and at a price which represents the original purchase price plus interest. At December 31, 2018, there were no borrowings under the Repurchase Facility. For the year ended December 31, 2018, fees associated with this committed facility were not significant.

11. Equity

Capital Transactions

   During the year ended December 31, 2017, the Company received cash capital contributions totaling $1.3 billion from Brighthouse Holdings.

   During the third quarter of 2017, the Company recognized a $1.1 billion non-cash tax charge and corresponding capital contribution from MetLife, Inc. This tax obligation was in connection with the Separation and MetLife, Inc. is responsible for this obligation through a tax separation agreement with MetLife (the "Tax Separation Agreement"). See Note 13.

   During the second quarter of 2017, MetLife, Inc. forgave Brighthouse Life Insurance Company's obligation to pay the principal amount of $750 million of surplus notes held by MetLife, Inc. The forgiveness of these notes was a non-cash capital contribution. See Note 10.

   In April 2017, in connection with the Contribution Transactions, the Company recognized a $2.7 billion return of capital to MetLife, Inc. See Note 3. During the year ended December 31, 2016, the Company recognized a non-cash return of capital to MetLife, Inc. of $26 million.

   During the first quarter of 2017, the Company sold an operating joint venture to a former affiliate and the resulting $202 million gain was treated as a cash capital contribution. See Note 7.

   During the year ended December 31, 2016, the Company received cash capital contributions of $1.6 billion and recognized non-cash capital contributions of $69 million from MetLife, Inc.

   In December 2015, the Company accrued capital contributions from MetLife, Inc. of $120 million in premiums, reinsurance and other receivables and additional paid-in capital, which were settled for cash in 2016.

Statutory Equity and Income

   The states of domicile of Brighthouse Life Insurance Company and BHNY impose RBC requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). Regulatory compliance is determined by a ratio of a company's total adjusted capital ("TAC"), calculated in the manner prescribed by the NAIC to its authorized control level RBC ("ACL RBC"), calculated in the manner prescribed by the NAIC, based on the statutory-based filed financial statements. Companies below specific trigger levels or ratios are classified by their respective levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is twice ACL RBC. The RBC ratios for Brighthouse Life Insurance Company and BHNY were each in excess of 400% for all periods presented.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


   Brighthouse Life Insurance Company and BHNY prepare statutory-basis financial statements in accordance with statutory accounting practices prescribed or permitted by the insurance department of the state of domicile.

   Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting of reinsurance agreements and valuing investments and deferred tax assets on a different basis.

   The tables below present amounts from Brighthouse Life Insurance Company and BHNY, which are derived from the statutory-basis financial statements as filed with the insurance regulators.

   Statutory net income (loss) was as follows:

                                                                                      Years Ended December 31,
                                                                                 ----------------------------------
 Company                                                       State of Domicile       2018        2017        2016
-----------------------------------------------------------  ------------------- ----------  ----------  ----------
                                                                                            (In millions)
 Brighthouse Life Insurance Company.........................      Delaware          $(1,104)      $(425)     $1,186
 Brighthouse Life Insurance Company of NY...................      New York          $    19       $  22      $  (87)

   Statutory capital and surplus was as follows at:

                                                                December 31,
                                                              -----------------
  Company                                                         2018     2017
 -----------------------------------------------------------  -------- --------
                                                                (In millions)
  Brighthouse Life Insurance Company.........................   $6,731   $5,594
  Brighthouse Life Insurance Company of NY...................   $  279   $  294

   Brighthouse Life Insurance Company has a reinsurance subsidiary, BRCD that was formed in 2017 as the result of the merger of certain other affiliated captive reinsurance subsidiaries. BRCD reinsures risks including level premium term life and ULSG assumed from other Brighthouse Life Insurance Company subsidiaries. BRCD, with the explicit permission of the Delaware Commissioner, has included, as admitted assets, the value of credit-linked notes, serving as collateral, which resulted in higher statutory capital and surplus of $8.7 billion and $8.3 billion for the years ended December 31, 2018 and 2017, respectively.

   The statutory net income (loss) of the Company's affiliate reinsurance companies was ($1.1) billion, ($1.6) billion and ($363) million for the years ended December 31, 2018, 2017 and 2016, respectively, and the combined statutory capital and surplus, including the aforementioned prescribed practices, were $557 million and $972 million at December 31, 2018 and 2017, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


 Dividend Restrictions

   The table below sets forth the dividends permitted to be paid by the Company's insurance companies without insurance regulatory approval and dividends paid:

                                                                    2019              2018           2017
                                                             ------------------- -------------- --------------
                                                               Permitted Without
 Company                                                        Approval (1)           Paid (2)       Paid (2)
-----------------------------------------------------------  ------------------- -------------- --------------
                                                                               (In millions)
 Brighthouse Life Insurance Company.........................                $798            $--            $--
 Brighthouse Life Insurance Company of NY...................                $ 27            $--            $--

--------

(1) Reflects dividend amounts that may be paid during 2019 without prior regulatory approval. However, because dividend tests may be based on dividends previously paid over rolling 12-month periods, if paid before a specified date during 2019, some or all of such dividends may require regulatory approval.

(2) Reflects all amounts paid, including those requiring regulatory approval.

   Under the Delaware Insurance Law, Brighthouse Life Insurance Company is permitted, without prior insurance regulatory clearance, to pay a stockholder dividend as long as the amount of the dividend when aggregated with all other dividends in the preceding 12 months does not exceed the greater of: (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its net statutory gain from operations for the immediately preceding calendar year (excluding realized capital gains), not including pro rata distributions of Brighthouse Life Insurance Company's own securities. Brighthouse Life Insurance Company will be permitted to pay a stockholder dividend in excess of the greater of such two amounts only if it files notice of the declaration of such a dividend and the amount thereof with the Delaware Commissioner and the Delaware Commissioner either approves the distribution of the dividend or does not disapprove the distribution within 30 days of its filing. In addition, any dividend that exceeds earned surplus (defined as "unassigned funds (surplus)") as of the immediately preceding calendar year requires insurance regulatory approval. Under the Delaware Insurance Law, the Delaware Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders.

   Under the New York Insurance Law, BHNY may not pay stockholder dividends without prior approval of the New York Superintendent of Financial Services.

   Under BRCD's plan of operations, no dividend or distribution may be made by BRCD without the prior approval of the Delaware Commissioner. During the year ended December 31, 2018, BRCD paid cash dividends of $2 million to its preferred shareholders. During the year ended December 31, 2017, BRCD paid an extraordinary cash dividend of $535 million to Brighthouse Life Insurance Company.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


 Accumulated Other Comprehensive Income (Loss)

   Information regarding changes in the balances of each component of AOCI was as follows:

                                                                Unrealized                              Foreign
                                                             Investment Gains      Unrealized Gains     Currency
                                                             (Losses), Net of        (Losses) on      Translation
                                                             Related Offsets (1)     Derivatives        Adjustments      Total
                                                           ---------------------  -----------------  --------------  ---------
                                                                                      (In millions)
Balance at December 31, 2015..............................               $ 1,379              $ 241            $(26)   $ 1,594
OCI before reclassifications..............................                  (565)                70              (3)      (498)
Deferred income tax benefit (expense).....................                   185                (25)             --        160
                                                           ---------------------  -----------------  --------------  ---------
  AOCI before reclassifications, net of income tax........                   999                286             (29)     1,256
Amounts reclassified from AOCI............................                    30                (43)             --        (13)
Deferred income tax benefit (expense).....................                   (10)                15              --          5
                                                           ---------------------  -----------------  --------------  ---------
  Amounts reclassified from AOCI, net of income tax.......                    20                (28)             --         (8)
                                                           ---------------------  -----------------  --------------  ---------
Balance at December 31, 2016..............................                 1,019                258             (29)     1,248
OCI before reclassifications..............................                   529               (152)              9        386
Deferred income tax benefit (expense).....................                  (206)                54              (3)      (155)
                                                           ---------------------  -----------------  --------------  ---------
  AOCI before reclassifications, net of income tax........                 1,342                160             (23)     1,479
Amounts reclassified from AOCI............................                    61                (14)             --         47
Deferred income tax benefit (expense) (2).................                   306                  5              --        311
                                                           ---------------------  -----------------  --------------  ---------
  Amounts reclassified from AOCI, net of income tax.......                   367                 (9)             --        358
                                                           ---------------------  -----------------  --------------  ---------
Balance at December 31, 2017..............................                 1,709                151             (23)     1,837
 Cumulative effect of change in accounting principle and
 other, net of income tax (see Note 1)....................                   (79)                --              --        (79)
                                                           ---------------------  -----------------  --------------  ---------
Balance, January 1, 2018..................................                 1,630                151             (23)     1,758
OCI before reclassifications..............................                (1,534)               156              (4)    (1,382)
Deferred income tax benefit (expense).....................                   327                 54               1        382
                                                           ---------------------  -----------------  --------------  ---------
  AOCI before reclassifications, net of income tax........                   423                361             (26)       758
Amounts reclassified from AOCI............................                   179               (134)             --         45
Deferred income tax benefit (expense).....................                   (38)               (47)             --        (85)
                                                           ---------------------  -----------------  --------------  ---------
  Amounts reclassified from AOCI, net of income tax.......                   141               (181)             --        (40)
                                                           ---------------------  -----------------  --------------  ---------
Balance at December 31, 2018..............................               $   564              $ 180            $(26)   $   718
                                                           =====================  =================  ==============  =========

-------------

(1) See Note 7 for information on offsets to investments related to future policy benefits, DAC, VOBA and DSI.

(2) Includes the $330 million impact of the Tax Act related to unrealized investments gains (losses), net of related offsets. See Note 1 for more information.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

11. Equity (continued)


   Information regarding amounts reclassified out of each component of AOCI was as follows:

                                                                                                Consolidated Statements of
 AOCI Components                                                Amounts Reclassified from AOCI     Operations Locations
--------------------------------------------------------------  ----------------------------   ------------------------------
                                                                  Years Ended December 31,
                                                                ----------------------------
                                                                    2018       2017      2016
                                                                --------   --------  --------
                                                                        (In millions)
 Net unrealized investment gains (losses):
 Net unrealized investment gains(losses).......................    $(178)     $ (15)     $(39) Net investment gains (losses)
 Net unrealized investment gains (losses)......................        1          1         3  Net investment income
 Net unrealized investment gains (losses)......................       (2)       (47)        6  Net derivative gains (losses)
                                                                --------   --------  --------
  Net unrealized investment gains (losses), before income tax..     (179)       (61)      (30)
 Income tax (expense) benefit..................................       38       (306)       10
                                                                --------   --------  --------
  Net unrealized investment gains (losses), net of income tax..     (141)      (367)      (20)
                                                                --------   --------  --------
 Unrealized gains (losses) on derivatives - cash flow hedges:
 Interest rate swaps...........................................       98         --        33  Net derivative gains (losses)
 Interest rate swaps...........................................        3          3         3  Net investment income
 Interest rate forwards........................................       31         --         2  Net derivative gains (losses)
 Interest rate forwards........................................        2          3         2  Net investment income
 Foreign currency swaps........................................       --          8         3  Net derivative gains (losses)
                                                                --------   --------  --------
  Gains (losses) on cash flow hedges, before income tax........      134         14        43
 Income tax (expense) benefit..................................       47         (5)      (15)
                                                                --------   --------  --------
  Gains (losses) on cash flow hedges, net of income tax........      181          9        28
                                                                --------   --------  --------
  Total reclassifications, net of income tax...................    $  40      $(358)     $  8
                                                                ========   ========  ========

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


12. Other Revenues and Other Expenses

Other Revenues

   The Company has entered into contracts with mutual funds, fund managers, and their affiliates (collectively, the "Funds") whereby the Company is paid monthly or quarterly fees ("12b-1 fees") for providing certain services to customers and distributors of the Funds. The 12b-1 fees are generally equal to a fixed percentage of the average daily balance of the customer's investment in a fund are based on a specified in the contract between the Company and the Funds. Payments are generally collected when due and are neither refundable nor able to offset future fees.

   To earn these fees, the Company performs services such as responding to phone inquiries, maintaining records, providing information to distributors and shareholders about fund performance and providing training to account managers and sales agents. The passage of time reflects the satisfaction of the Company's performance obligations to the Funds and is used to recognize revenue associated with 12b-1 fees.

   Other revenues consisted primarily of 12b-1 fees were $255 million, $264 million and $253 million for the years ended December 31, 2018, 2017 and 2016, respectively, of which substantially all were reported in the Annuities segment.

Other Expenses

   Information on other expenses was as follows:

                                                                                     Years Ended December 31,
                                                                                 --------------------------------
                                                                                       2018       2017       2016
                                                                                 ---------- ---------- ----------
                                                                                           (In millions)
Compensation....................................................................     $  278     $  263     $  356
Contracted services and other labor costs.......................................        194        130         97
Transition services agreements..................................................        268        295         --
Establishment costs.............................................................        131        116         --
Premium and other taxes, licenses and fees......................................         64         58         59
Separate account fees...........................................................          2          3        (27)
Volume related costs, excluding compensation, net of DAC capitalization.........        595        687        645
Interest expense on debt........................................................          6         56        130
Goodwill impairment (1).........................................................         --         --        381
Other...........................................................................        225        225        440
                                                                                 ---------- ---------- ----------
 Total other expenses...........................................................     $1,763     $1,833     $2,081
                                                                                 ========== ========== ==========

-------------

(1) Based on a quantitative analysis performed for the Run-off reporting unit, it was determined that the goodwill associated with this reporting unit was not recoverable and resulted in the impairment of the entire goodwill balance.

Capitalization of DAC

   See Note 5 for information on the capitalization of DAC.

Interest Expense on Debt

   See Note 10 for attribution of interest expense by debt issuance.

Related Party Expenses

   See Note 15 for a discussion of related party expenses included in the table above.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)


13. Income Tax

   The provision for income tax was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                             2018        2017        2016
                                                                       ----------  ----------  ----------
                                                                                  (In millions)
Current:
Federal...............................................................      $(178)    $   368     $  (374)
Foreign...............................................................         --          18           4
                                                                       ----------  ----------  ----------
 Subtotal.............................................................       (178)        386        (370)
                                                                       ----------  ----------  ----------
Deferred:
Federal...............................................................        331      (1,124)     (1,320)
Foreign...............................................................         --          --          --
                                                                       ----------  ----------  ----------
 Subtotal.............................................................        331      (1,124)     (1,320)
                                                                       ----------  ----------  ----------
 Provision for income tax expense (benefit)...........................      $ 153     $  (738)    $(1,690)
                                                                       ==========  ==========  ==========

   The reconciliation of the income tax provision at the statutory tax rate to the provision for income tax as reported was as follows:

                                                                            Years Ended December 31,
                                                                       ----------------------------------
                                                                             2018        2017        2016
                                                                       ----------  ----------  ----------
                                                                              (Dollars in millions)
Tax provision at statutory rate.......................................       $235      $ (567)    $(1,563)
Tax effect of:
Dividend received deduction...........................................        (40)       (116)       (110)
Excess loss account - Separation from MetLife (1).....................         (2)      1,088          --
Rate revaluation due to tax reform (2)................................         --        (696)         --
Prior year tax........................................................         (1)         (4)         24
Tax credits...........................................................        (24)        (29)        (22)
Release of valuation allowance........................................        (11)         --          --
Foreign tax rate differential.........................................         --          --           2
Goodwill impairment...................................................         --        (288)        (20)
Sale of subsidiary....................................................         --        (136)         (6)
Other, net............................................................         (4)         10           5
                                                                       ----------  ----------  ----------
 Provision for income tax expense (benefit)...........................       $153      $ (738)    $(1,690)
                                                                       ==========  ==========  ==========
 Effective tax rate...................................................         14%         46%         38%
                                                                       ==========  ==========  ==========

-------------

(1) For the year ended December 31, 2017, the Company recognized a $1.1 billion non-cash charge to provision for income tax expense and corresponding capital contribution from MetLife, Inc. This tax obligation was in connection with the Separation. MetLife, Inc. is responsible for this obligation through the Tax Separation Agreement.

(2) For the year ended December 31, 2017, the Company recognized a $696 million benefit in net income from remeasurement of net deferred tax liabilities in connection with the Tax Act discussed in Note 1.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


   Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities.

   Net deferred income tax assets and liabilities consisted of the following at:

                                                                                                December 31,
                                                                                           ---------------------
                                                                                                 2018       2017
                                                                                           ---------- ----------
                                                                                               (In millions)
Deferred income tax assets:
Investments, including derivatives........................................................     $   --     $  313
Net operating loss carryforwards..........................................................      1,025        416
Tax credit carryforwards..................................................................         58        191
Employee benefits.........................................................................          4         --
Intangibles...............................................................................        159        227
Other.....................................................................................         --         74
                                                                                           ---------- ----------
 Total deferred income tax assets.........................................................      1,246      1,221
Less: valuation allowance.................................................................         --         11
                                                                                           ---------- ----------
 Total net deferred income tax assets.....................................................      1,246      1,210
                                                                                           ---------- ----------
Deferred income tax liabilities:
Policyholder liabilities and receivables..................................................        796        853
Investments, including derivatives........................................................        546         --
Net unrealized investment gains...........................................................        198        494
DAC.......................................................................................        633        757
Other.....................................................................................         17         --
                                                                                           ---------- ----------
 Total deferred income tax liabilities....................................................      2,190      2,104
                                                                                           ---------- ----------
 Net deferred income tax asset (liability)................................................     $(944)     $ (894)
                                                                                           ========== ==========

   At December 31, 2018, the Company had net operating loss carryforwards of approximately $4.9 billion and the Company had recorded a related deferred tax asset of $1.0 billion. The following table sets forth the net operating loss carryforwards for tax purposes at December 31, 2018.

                                                                                           Net Operating Loss
                                                                                               Carryforwards
                                                                                           ------------------
                                                                                             (In millions)
Expiration
2034-2038.................................................................................             $3,035
Indefinite................................................................................              1,844
                                                                                           ------------------
                                                                                                       $4,879
                                                                                           ==================

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


   The following table sets forth the general business credits and foreign tax credits available for carryforward for tax purposes at December 31, 2018.

                                                                       Tax Credit Carryforwards
                                                             --------------------------------------------
                                                                 General Business
                                                                   Credits            Foreign Tax Credits
                                                             -------------------- -----------------------
                                                                            (In millions)
Expiration
2019-2023...................................................                  $--                     $18
2024-2028...................................................                   --                      27
2029-2033...................................................                   --                      --
2034-2038...................................................                   13                      --
Indefinite..................................................                   --                      --
                                                             -------------------- -----------------------
                                                                              $13                     $45
                                                             ==================== =======================

   The Company's liability for unrecognized tax benefits may increase or decrease in the next 12 months. A reasonable estimate of the increase or decrease cannot be made at this time. However, the Company continues to believe that the ultimate resolution of the pending issues will not result in a material change to its consolidated financial statements, although the resolution of income tax matters could impact the Company's effective tax rate in the future.

   A reconciliation of the beginning and ending amount of unrecognized tax benefits was as follows:

                                                                  Years Ended December 31,
                                                             ---------------------------------
                                                                   2018       2017        2016
                                                             ---------- ----------  ----------
                                                                       (In millions)
Balance at January 1,.......................................        $22       $ 38         $43
Additions for tax positions of prior years..................         12         --           1
Reductions for tax positions of prior years.................         --         (4)         (9)
Additions for tax positions of current year.................         --          3           5
Reductions for tax positions of current year................         --         (2)         --
Settlements with tax authorities............................         --        (13)         (2)
                                                             ---------- ----------  ----------
Balance at December 31,.....................................        $34       $ 22         $38
                                                             ========== ==========  ==========
Unrecognized tax benefits that, if recognized would impact
 the effective rate.........................................        $34       $ 22         $38
                                                             ========== ==========  ==========

   The Company classifies interest accrued related to unrecognized tax benefits in interest expense, included within other expenses, while penalties are included in income tax expense. Interest related to unrecognized tax benefits was not significant. The Company had no penalties for each of the years ended December 31, 2018, 2017 and 2016.

   The dividend received deduction reduces the amount of dividend income subject to tax and is a significant component of the difference between the actual tax expense and expected amount determined using the statutory tax rate. The Tax Act has changed the dividend received deduction amount applicable to insurance companies to a 70% company share and a 50% dividend received deduction for eligible dividends.

   The Company is under continuous examination by the Internal Revenue Service and other tax authorities in jurisdictions in which the Company has significant business operations. The income tax years under examination vary by jurisdiction and subsidiary. The Company is no longer subject to federal, state or local income tax examinations for years prior to 2007.

   Management believes it has established adequate tax liabilities, and final resolution of the audit for the years 2007 and forward is not expected to have a material impact on the Company's consolidated financial statements.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

13. Income Tax (continued)


  Tax Sharing Agreements

   For the periods prior to the Separation, the Company filed a consolidated federal life and non-life income tax return in accordance with the provisions of the Tax Code. Current taxes (and the benefits of tax attributes such as losses) are allocated to the Company, and its includable subsidiaries, under the consolidated tax return regulations and a tax sharing agreement with MetLife. This tax sharing agreement states that federal taxes will be computed on a modified separate return basis with benefits for losses.

   For periods after the Separation, the Company and any directly owned life insurance and reinsurance subsidiaries (including BHNY and BRCD) entered in a tax sharing agreement to join a life consolidated federal income tax return. The nonlife subsidiaries of the Company will file their own federal income tax returns. The tax sharing agreements state that federal taxes are computed on a modified separate return basis with benefit for losses.

  Income Tax Transactions with Former Parent

   The Company entered into a Tax Separation Agreement. Among other things, the Tax Separation Agreement governs the allocation between MetLife and us of the responsibility for the taxes of the MetLife group. The Tax Separation Agreement also allocates rights, obligations and responsibilities in connection with certain administrative matters relating to the preparation of tax returns and control of tax audits and other proceedings relating to taxes. In October 2017, MetLife paid $723 million to the Company under the Tax Separation Agreement. At December 31, 2017, the current income tax recoverable included $857 million related to this agreement. In November 2018, MetLife paid $894 million to the Company under the Tax Separation Agreement. At December 31, 2018, the current income tax payable included a $135 million payable to MetLife related to this agreement.

14. Contingencies, Commitments and Guarantees

Contingencies

  Litigation

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrates to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be difficult to ascertain. Uncertainties can include how fact finders will evaluate documentary evidence and the credibility and effectiveness of witness testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     The Company establishes liabilities for litigation and regulatory loss contingencies when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated at December 31, 2018.

   Matters as to Which an Estimate Can Be Made

      For some loss contingency matters, the Company is able to estimate a reasonably possible range of loss. For such matters where a loss is believed to be reasonably possible, but not probable, no accrual has been made. As of December 31, 2018, the Company estimates the aggregate range of reasonably possible losses in excess of amounts accrued for these matters was not material.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

14. Contingencies, Commitments and Guarantees (continued)


   Matters as to Which an Estimate Cannot Be Made

      For other matters, the Company is not currently able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, analysis by experts, and the progress of settlement negotiations. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation contingencies and updates its accruals, disclosures and estimates of reasonably possible losses or ranges of loss based on such reviews.

   Sales Practices Claims

      Over the past several years, the Company has faced claims and regulatory inquiries and investigations, alleging improper marketing or sales of individual life insurance policies, annuities or other products. The Company continues to defend vigorously against the claims in these matters. The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for sales practices matters.

   Summary

      Various litigation, claims and assessments against the Company, in addition to those discussed previously and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, investor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations. It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings. In some of the matters referred to previously, large and/or indeterminate amounts, including punitive and treble damages, are sought. Although, in light of these considerations, it is possible that an adverse outcome in certain cases could have a material effect upon the Company's financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

Commitments

  Mortgage Loan Commitments

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $492 million and $388 million at December 31, 2018 and 2017, respectively.

  Commitments to Fund Partnership Investments, and Private Corporate Bond Investments

     The Company commits to fund partnership investments and to lend funds under private corporate bond investments. The amounts of these unfunded commitments were $1.9 billion and $1.4 billion at December 31, 2018 and 2017, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

14. Contingencies, Commitments and Guarantees (continued)


 Guarantees

   In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties such that it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third-party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from $6 million to $142 million, with a cumulative maximum of $148 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future. Management believes that it is unlikely the Company will have to make any material payments under these indemnities, guarantees, or commitments.

   In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

   The Company's recorded liabilities were $2 million at both December 31, 2018 and 2017 for indemnities, guarantees and commitments.

15. Related Party Transactions

   The Company has various existing arrangements with its Brighthouse affiliates and MetLife for services necessary to conduct its activities. Subsequent to the Separation, certain of the MetLife services continued, as provided for under a master service agreement and various transition services agreements entered into in connection with the Separation. MetLife was no longer considered a related party upon the completion of the MetLife Divestiture on June 14, 2018. All of the MetLife transactions reported as related party activity occurred prior to the MetLife Divestiture. See Note 1 for information regarding the MetLife Divestiture.

   The Company has related party reinsurance, and investment and debt transactions, see Notes 6, 7 and 10 for information on these material related party transactions. Other material arrangements between the Company and its related parties not disclosed elsewhere are as follows:

  Shared Services and Overhead Allocations

     Brighthouse affiliates and MetLife provide the Company certain services, which include, but are not limited to, treasury, financial planning and analysis, legal, human resources, tax planning, internal audit, financial reporting, and information technology. The Company is charged for the MetLife services through a transition services agreement and allocated to the legal entities and products within the Company. When specific identification to a particular legal entity and/or product is not practicable, an allocation methodology based on various performance measures or activity-based costing, such as sales, new policies/contracts issued, reserves, and in-force policy counts is used. The bases for such charges are modified and adjusted by management when necessary or appropriate to reflect fairly and equitably the actual incidence of cost incurred by the Company and/or affiliate. Management believes that the methods used to allocate expenses under these arrangements are reasonable. Costs incurred under these arrangements with the Brighthouse affiliates, as well as with MetLife prior to the MetLife Divestiture that were considered related party expenses, were $1.1 billion, $1.0 billion and $847 million for the years ended December 31, 2018, 2017 and 2016, respectively and were recorded in other expenses. Revenues received from affiliates related to these agreements, recorded in universal life and investment-type product policy fees, was $234 million, $241 million and $236 million for the years ended December 31, 2018, 2017 and 2016, respectively.

     The Company had net receivables (payables) from/to affiliates, related to the items discussed above, of ($50) million and ($60) million at December 31, 2018 and 2017, respectively.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

          Notes to the Consolidated Financial Statements (continued)

15. Related Party Transactions (continued)


     Brighthouse affiliates incur costs related to the establishment of services and infrastructure to replace those previously provided by MetLife. The Company is charged a fee to reflect the value of the available infrastructure and services provided by these costs. While management believes that the method used to allocate expenses under this arrangement is reasonable, the allocated expenses may not be indicative of those of a stand-alone entity. If expenses were allocated to the Company under this arrangement as incurred by Brighthouse affiliates, the Company would have incurred additional expenses of $68 million for the year ended December 31, 2018. The Company would have incurred no additional expenses under this arrangement in 2017.

  Broker-Dealer Transactions

     Beginning in March 2017, Brighthouse Securities, LLC, a registered broker-dealer affiliate, began distributing the Company's existing and future registered annuity and life products, and the MetLife broker-dealers discontinued such distributions. Prior to March 2017, the Company recognized related party revenues and expenses arising from transactions with MetLife broker-dealers that previously sold the Company's registered annuity and life products. The related party expense for the Company was commissions collected on the sale of variable products by the Company and passed through to the broker-dealer. The related party revenue for the Company was fee income from trusts and mutual funds whose shares serve as investment options of policyholders of the Company. Fee income received from affiliates related to these transactions and recorded in other revenues was $216 million, $224 million and $202 million for the years ended December 31, 2018, 2017 and 2016, respectively. Commission expenses incurred from affiliates related to these transactions and recorded in other expenses was $771 million, $642 million and $638 million for the years ended December 31, 2018, 2017 and 2016, respectively. The Company also had related party fee income receivables of $17 million and $19 million at December 31, 2018 and 2017, respectively.

16. Subsequent Events

Farmer Mac Funding Agreements

   On February 15, 2019, Brighthouse Life Insurance Company entered into a funding agreement program with the Federal Agricultural Mortgage Corporation and its affiliate Farmer Mac Mortgage Securities Corporation ("Farmer Mac"), pursuant to which the parties may agree to enter into funding agreements in an aggregate amount of up to $500 million. The funding agreement program has a term ending on December 1, 2023. Funding agreements are issued to Farmer Mac in exchange for cash. In connection with each funding agreement, Farmer Mac will be granted liens on certain assets, including agricultural loans, to collateralize Brighthouse Life Insurance Company's obligations under the funding agreements. Upon any event of default by Brighthouse Life Insurance Company, Farmer Mac's recovery on the collateral is limited to the amount of Brighthouse Life Insurance Company's liabilities to Farmer Mac. At March 5, 2019, there were no borrowings under this funding agreement program.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule I

                      Consolidated Summary of Investments
                   Other Than Investments in Related Parties
                               December 31, 2018

                                 (In millions)

                                                                                            Amount at
                                                       Cost or           Estimated Fair     Which Shown on
                                                    Amortized Cost (1)      Value         Balance Sheet
Types of Investments                            ---------------------- ---------------- ------------------
Fixed maturity securities:
  Bonds:
   U.S. government and agency securities.......                $ 7,503          $ 8,644            $ 8,644
   State and political subdivision securities..                  3,202            3,586              3,586
   Public utilities............................                  2,630            2,749              2,749
   Foreign government securities...............                  1,415            1,485              1,485
   All other corporate bonds...................                 28,976           28,858             28,858
                                                ---------------------- ---------------- ------------------
    Total bonds................................                 43,726           45,322             45,322
  Mortgage-backed and asset-backed securities..                 15,606           15,679             15,679
  Redeemable preferred stock...................                    340              347                347
                                                ---------------------- ---------------- ------------------
      Total fixed maturity securities..........                 59,672           61,348             61,348
                                                ---------------------- ---------------- ------------------
Equity securities:
  Non-redeemable preferred stock...............                    132              124                124
  Common stock:
   Industrial, miscellaneous and all other.....                     10               14                 14
   Public utilities............................                     --                2                  2
                                                ---------------------- ---------------- ------------------
    Total equity securities....................                    142              140                140
                                                ---------------------- ---------------- ------------------
Mortgage loans.................................                 13,596                              13,596
Policy loans...................................                  1,001                               1,001
Real estate joint ventures.....................                    451                                 451
Other limited partnership interests............                  1,839                               1,839
Other invested assets..........................                  3,037                               3,037
                                                ----------------------                  ------------------
      Total investments........................                $79,738                             $81,412
                                                ======================                  ==================

--------

(1) Cost or amortized cost for fixed maturity securities represents original cost reduced by impairments from other-than-temporary declines in estimated fair value that are charged to earnings and adjusted for amortization of premiums or accretion of discounts; for mortgage loans, cost represents original cost reduced by repayments and valuation allowances and adjusted for amortization of premiums or accretion of discounts; for equity securities, cost represents original cost; for real estate joint ventures and other limited partnership interests, cost represents original cost adjusted for equity in earnings and distributions.

                      Brighthouse Life Insurance Company

                                  Schedule II

                        Condensed Financial Information
                             (Parent Company Only)
                          December 31, 2018 and 2017

                (In millions, except share and per share data)

                                                                                       2018        2017
                                                                                 ----------  ----------
Condensed Balance Sheets
Assets
Investments:
Fixed maturity securities available-for-sale, at estimated fair value
 (amortized cost: $51,281 and $50,878, respectively)............................   $ 52,926    $ 55,180
Equity securities available-for-sale, at estimated fair value...................        121         139
Mortgage loans (net of valuation allowances of $55 and $44, respectively).......     13,147      10,127
Policy loans....................................................................      1,001       1,106
Real estate and real estate joint ventures......................................        451         419
Other limited partnership interests.............................................      1,839       1,662
Short-term investments, principally at estimated fair value.....................         --         269
Investment in subsidiaries......................................................      5,098       5,681
Other invested assets, at estimated fair value..................................      2,848       2,362
                                                                                 ----------  ----------
 Total investments..............................................................     77,431      76,945
Cash and cash equivalents.......................................................      3,185       1,249
Accrued investment income.......................................................        636         511
Premium, reinsurance and other receivable.......................................     13,046       9,658
Receivable from subsidiaries....................................................      8,001      10,397
Deferred policy acquisition costs and value of business acquired................      4,572       5,123
Current income tax recoverable..................................................         --          39
Deferred income tax receivable..................................................      1,086       1,247
Other assets, principally at estimated fair value...............................        461         536
Separate account assets.........................................................     87,243     105,135
                                                                                 ----------  ----------
 Total assets...................................................................   $195,661    $210,840
                                                                                 ==========  ==========
Liabilities and Stockholder's Equity
Liabilities
Future policy benefits..........................................................   $ 34,900    $ 35,003
Policyholder account balances...................................................     37,935      36,034
Other policy-related balances...................................................      3,325       3,347
Payables for collateral under securities loaned and other transactions..........      5,024       4,153
Long-term debt..................................................................        400          --
Current income tax payable......................................................          2          --
Other liabilities...............................................................     10,056      10,315
Separate account liabilities....................................................     87,243     105,135
                                                                                 ----------  ----------
 Total liabilities..............................................................    178,885     193,987
                                                                                 ----------  ----------
Stockholder's Equity
Common stock, par value $25,000 per share; 4,000 shares authorized; 3,000
 shares issued and outstanding..................................................         75          75
Additional paid-in capital......................................................     19,073      19,073
Retained earnings (deficit).....................................................     (3,090)     (4,132)
Accumulated other comprehensive income (loss)...................................        718       1,837
                                                                                 ----------  ----------
 Total stockholder's equity.....................................................     16,776      16,853
                                                                                 ----------  ----------
 Total liabilities and stockholder's equity.....................................   $195,661    $210,840
                                                                                 ==========  ==========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                               2018      2017      2016
                                                                                           --------  --------  --------
Condensed Statements of Operations
Revenues
Premiums..................................................................................   $  437   $   283   $   921
Universal life and investment-type product policy fees....................................    2,738     2,774     2,696
Equity in earnings of subsidiaries........................................................     (277)    1,221       157
Net investment income.....................................................................    2,885     2,613     2,680
Other revenues............................................................................      398       402       760
Net investment gains (losses).............................................................     (165)       (7)       (2)
Net derivative gains (losses).............................................................    1,335    (1,425)   (5,878)
                                                                                           --------  --------  --------
 Total revenues...........................................................................    7,351     5,861     1,334
                                                                                           --------  --------  --------
Expenses
Policyholder benefits and claims..........................................................    2,388     2,862     2,984
Interest credited to policyholder account balances........................................      881       909       957
Amortization of deferred policy acquisition costs and value of business acquired..........      952       310      (172)
Other expenses............................................................................    1,925     1,848     2,114
                                                                                           --------  --------  --------
 Total expenses...........................................................................    6,146     5,929     5,883
                                                                                           --------  --------  --------
Income (loss) before provision for income tax.............................................    1,205       (68)   (4,549)
Provision for income tax expense (benefit)................................................      238       815    (1,774)
                                                                                           --------  --------  --------
 Net income (loss) attributable to Brighthouse Life Insurance Company.....................   $  967   $  (883)  $(2,775)
                                                                                           ========  ========  ========
Comprehensive income (loss)...............................................................   $  (73)  $  (294)  $(3,121)
                                                                                           ========  ========  ========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                               2018      2017      2016
                                                                                           --------  --------  --------
Condensed Statements of Cash Flows
Net cash provided by (used in) operating activities....................................... $  2,774  $  3,460  $  3,256
Cash flows from investing activities
Sales, maturities and repayments of:
 Fixed maturity securities................................................................   14,909    14,667    39,104
 Equity securities........................................................................       19       119       175
 Mortgage loans...........................................................................      840       704     1,484
 Real estate joint ventures...............................................................       67        75       441
 Other limited partnership interests......................................................      187       258       413
Purchases of:
 Fixed maturity securities................................................................  (14,697)  (16,287)  (34,906)
 Equity securities........................................................................       (2)       (2)      (58)
 Mortgage loans...........................................................................   (3,896)   (2,017)   (2,803)
 Real estate joint ventures...............................................................      (31)     (268)      (75)
 Other limited partnership interests......................................................     (327)     (263)     (203)
Cash received in connection with freestanding derivatives.................................    1,795     1,858       707
Cash paid in connection with freestanding derivatives.....................................   (2,879)   (3,829)   (2,764)
Sale of operating joint venture interest to a former affiliate............................       --        67        --
Returns of capital from subsidiaries......................................................       25         7        32
Capital contributions to subsidiaries.....................................................       --       (83)       (1)
Dividends from subsidiaries...............................................................       --       544        --
Net change in policy loans................................................................      105       (14)      109
Net change in short-term investments......................................................      269       711       876
Net change in other invested assets.......................................................       44       (41)        5
                                                                                           --------  --------  --------
Net cash provided by (used in) investing activities.......................................   (3,572)   (3,794)    2,536
                                                                                           --------  --------  --------
Cash flows from financing activities
Policyholder account balances:
 Deposits.................................................................................    5,064     3,845     9,672
 Withdrawals..............................................................................   (3,124)   (2,360)  (12,001)
Net change in payables for collateral under securities loaned and other transactions......      871    (3,136)   (3,257)
Long-term debt issued.....................................................................      228        --        --
Capital contributions.....................................................................       --     1,300     1,568
Capital contribution associated with the sale of operating joint venture interest to a
 former affiliate.........................................................................       --       202        --
Dividends paid to MetLife, Inc............................................................       --        --      (261)
Financing element on certain derivative instruments and other derivative related
 transactions, net........................................................................     (303)     (149)   (1,011)
Other, net................................................................................       (2)       --        --
                                                                                           --------  --------  --------
Net cash provided by (used in) financing activities.......................................    2,734      (298)   (5,290)
                                                                                           --------  --------  --------
Change in cash, cash equivalents and restricted cash......................................    1,936      (632)      502
Cash, cash equivalents and restricted cash, beginning of year.............................    1,249     1,881     1,379
                                                                                           --------  --------  --------
Cash, cash equivalents and restricted cash, end of year................................... $  3,185  $  1,249  $  1,881
                                                                                           ========  ========  ========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                  Condensed Financial Information (continued)
                             (Parent Company Only)
             For the Years Ended December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                                                         2018      2017      2016
                                                                                                     --------  --------  --------
Supplemental disclosures of cash flow information
Net cash paid (received) for:
 Interest...........................................................................................    $  --     $  12    $   64
                                                                                                     ========  ========  ========
 Income tax.........................................................................................    $(168)    $(421)   $  428
                                                                                                     ========  ========  ========
Non-cash transactions:
 Capital contributions..............................................................................    $  --     $  --    $   43
                                                                                                     ========  ========  ========
 Transfer of fixed maturity securities from affiliate...............................................    $ 417     $  --    $   --
                                                                                                     ========  ========  ========
 Transfer of fixed maturity securities from former affiliates.......................................    $  --     $  --    $3,565
                                                                                                     ========  ========  ========
 Transfer of mortgage loans from former affiliates..................................................    $  --     $  --    $  395
                                                                                                     ========  ========  ========
 Transfer of short-term investments from former affiliates..........................................    $  --     $  --    $   94
                                                                                                     ========  ========  ========
 Transfer of fixed maturity securities to former affiliates.........................................    $  --     $ 293    $  346
                                                                                                     ========  ========  ========
 Reduction of other invested assets in connection with affiliated reinsurance transactions..........    $  --     $  --    $  676
                                                                                                     ========  ========  ========
 Reduction of policyholder account balances in connection with reinsurance transactions.............    $  --     $ 293    $   --
                                                                                                     ========  ========  ========

        See accompanying notes to the condensed financial information.

                      Brighthouse Life Insurance Company

                                  Schedule II

                 Notes to the Condensed Financial Information
                             (Parent Company Only)

1. Basis of Presentation

   The condensed financial information of Brighthouse Life Insurance Company (the "Parent Company") should be read in conjunction with the consolidated financial statements of Brighthouse Life Insurance Company and its subsidiaries and the notes thereto (the "Consolidated Financial Statements"). These condensed unconsolidated financial statements reflect the results of operations, financial position and cash flows for the Parent Company. Investments in subsidiaries are accounted for using the equity method of accounting.

   The preparation of these condensed unconsolidated financial statements in conformity with GAAP requires management to adopt accounting policies and make certain estimates and assumptions. The most important of these estimates and assumptions relate to the fair value measurements, identifiable intangible assets and the provision for potential losses that may arise from litigation and regulatory proceedings and tax audits, which may affect the amounts reported in the condensed unconsolidated financial statements and accompanying notes. Actual results could differ from these estimates.

2. Investment in Subsidiaries

   During the year ended December 31, 2017, Brighthouse Life Insurance Company paid cash capital contributions to subsidiaries of $83 million, of which $75 million was paid to BHNY, and received cash dividends from subsidiaries of $544 million, of which $535 million was received from BRCD.

3. Long-term Debt

   Long-term debt outstanding was as follows:

                                                                                 December 31,
                                                                               -----------------
                                                     Interest Rate    Maturity     2018     2017
                                                   ---------------  ---------- -------- --------
                                                                                 (In millions)
Surplus note -- affiliated........................           8.150%       2058     $200      $--
Surplus note -- affiliated........................           7.800%       2058      200       --
                                                                               -------- --------
 Total long-term debt.............................                                 $400      $--
                                                                               ======== ========

   The aggregate maturities of long-term debt at December 31, 2018 were $0 in each of 2019, 2020, 2021, 2022 and 2023 and $400 million thereafter.

   Interest expense related to long-term debt of $4 million, $35 million and $65 million for the years ended December 31, 2018, 2017 and 2016, respectively, is included in other expenses.

  Surplus Notes

   See Note 10 of the Notes to the Consolidated Financial Statements for information regarding the affiliated surplus notes.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                 Schedule III

               Consolidated Supplementary Insurance Information
                          December 31, 2018 and 2017

                                 (In millions)

                                                               Future Policy
                                                     DAC     Benefits and Other   Policyholder
                                                     and       Policy-Related      Account          Unearned        Unearned
 Segment                                               VOBA      Balances          Balances     Premiums (1), (2)   Revenue (1)
-------------------------------------------------  -------- ------------------- -------------- ------------------ -------------
 2018
 Annuities........................................   $4,357             $ 8,666        $28,600                $--          $ 88
 Life.............................................      613               4,802          2,534                 13            18
 Run-off..........................................        5              17,252          8,195                 --           107
 Corporate & Other................................      111               7,596              1                  6            --
                                                   -------- ------------------- -------------- ------------------ -------------
  Total...........................................   $5,086             $38,316        $39,330                $19          $213
                                                   ======== =================== ============== ================== =============
 2017
 Annuities........................................   $4,819             $ 8,200        $25,943                $--          $ 93
 Life.............................................      671               4,437          2,620                 13            28
 Run-off..........................................        5              18,265          8,505                 --            95
 Corporate & Other................................      128               7,533              1                  5            --
                                                   -------- ------------------- -------------- ------------------ -------------
  Total...........................................   $5,623             $38,435        $37,069                $18          $216
                                                   ======== =================== ============== ================== =============

--------

(1) Amounts are included within the future policy benefits and other policy-related balances column.

(2) Includes premiums received in advance.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                 Schedule III

        Consolidated Supplementary Insurance Information -- (continued)
                       December 31, 2018, 2017 and 2016

                                 (In millions)

                                                                           Policyholder
                                                                       Benefits and Claims
                                        Premiums and                           and
                                       Universal Life         Net      Interest Credited to
                                     and Investment-Type    Investment     Policyholder     Amortization of    Other
 Segment                              Product Policy Fees  Income (1)     Account Balances    DAC and VOBA     Expenses
-------                             --------------------- ------------ -------------------- ---------------  ----------
 2018
 Annuities.........................                $2,410       $1,509               $1,603          $  901      $1,052
 Life..............................                   774          371                  637              93         214
 Run-off...........................                   777        1,311                1,923              --         202
 Corporate & Other.................                    98           44                   64              17         295
                                    --------------------- ------------ -------------------- ---------------  ----------
  Total............................                $4,059       $3,235               $4,227          $1,011      $1,763
                                    ===================== ============ ==================== ===============  ==========
 2017
 Annuities.........................                $2,448       $1,238               $2,140          $  141      $1,035
 Life..............................                   713          285                  681             186         237
 Run-off...........................                   715        1,358                1,788             570         278
 Corporate & Other.................                   108           92                   61              19         283
                                    --------------------- ------------ -------------------- ---------------  ----------
  Total............................                $3,984       $2,973               $4,670          $  916      $1,833
                                    ===================== ============ ==================== ===============  ==========
 2016
 Annuities.........................                $2,714       $1,324               $2,340          $ (908)     $  903
 Life..............................                   546          330                  541             261         242
 Run-off...........................                   878        1,311                1,901             399         275
 Corporate & Other.................                   139          146                   87              23         280
                                    --------------------- ------------ -------------------- ---------------  ----------
  Total............................                $4,277       $3,111               $4,869          $ (225)     $1,700
                                    ===================== ============ ==================== ===============  ==========

  ------

   (1) See Note 2 of the Notes to the Consolidated Financial Statements for the basis of allocation of net investment income.

                      Brighthouse Life Insurance Company
     (An Indirect Wholly-Owned Subsidiary of Brighthouse Financial, Inc.)

                                  Schedule IV

                           Consolidated Reinsurance
                       December 31, 2018, 2017 and 2016

                             (Dollars in millions)

                                                                                    % Amount
                                 Gross Amount     Ceded     Assumed   Net Amount  Assumed to Net
                               -------------- --------- ----------- ------------ ---------------
2018
Life insurance in-force.......       $561,218  $180,362      $9,248     $390,104             2.4%
                               ============== ========= =========== ============
Insurance premium
Life insurance (1)............       $  1,415  $    559      $   12     $    868             1.4%
Accident & health insurance...            225       224          --            1              --%
                               -------------- --------- ----------- ------------
 Total insurance premium......       $  1,640  $    783      $   12     $    869             1.4%
                               ============== ========= =========== ============
2017
Life insurance in-force.......       $589,488  $194,032      $9,006     $404,462             2.2%
                               ============== ========= =========== ============
Insurance premium
Life insurance (1)............       $  1,500  $    689      $   13     $    824             1.6%
Accident & health insurance...            231       227          --            4             0.0%
                               -------------- --------- ----------- ------------
 Total insurance premium......       $  1,731  $    916      $   13     $    828             1.6%
                               ============== ========= =========== ============
2016
Life insurance in-force.......       $610,206  $450,000      $7,006     $167,212             4.2%
                               ============== ========= =========== ============
Insurance premium
Life insurance (1)............       $  1,850  $    909      $   67     $  1,008             6.6%
Accident & health insurance...            376       218          14          172             8.1%
                               -------------- --------- ----------- ------------
 Total insurance premium......       $  2,226  $  1,127      $   81     $  1,180             6.9%
                               ============== ========= =========== ============

--------

(1) Includes annuities with life contingencies.

   For the year ended December 31, 2018, reinsurance ceded and assumed included related party transactions for life insurance in-force of $0 and $1.8 billion, respectively, and life insurance premiums of $201 million and $7 million, respectively. For the year ended December 31, 2017, reinsurance ceded and assumed included related party transactions for life insurance in-force of $17.1 billion and $9.0 billion, respectively, and life insurance premiums of $537 million and $13 million, respectively. For the year ended December 31, 2016, reinsurance ceded and assumed included related party transactions for life insurance in-force of $266.3 billion and $7.0 billion, respectively, and life insurance premiums of $766 million and $35 million, respectively.

                     [THIS PAGE INTENTIONALLY LEFT BLANK]

                                     PART C

                               OTHER INFORMATION



ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


a. Financial Statements

The financial statements and financial highlights of each of the Sub-Accounts of the Separate Account are included in Part B hereof and include:

1. Report of Independent Registered Public Accounting Firm.


2. Statements of Assets and Liabilities as of December 31, 2018.

3. Statements of Operations for the year ended December 31, 2018.

4. Statements of Changes in Net Assets for the years ended December 31, 2018 and 2017.


5. Notes to the Financial Statements.

The consolidated financial statements and financial statement schedules of the Company and subsidiaries are included in Part B hereof and include:

1. Report of Independent Registered Public Accounting Firm.


2. Consolidated Balance Sheets as of December 31, 2018 and 2017.

3. Consolidated Statements of Operations for the years ended December 31, 2018, 2017 and 2016.

4. Consolidated Statements of Comprehensive Income (Loss) for the years ended December 31, 2018, 2017 and 2016.

5. Consolidated Statements of Equity for the years ended December 31, 2018, 2017 and 2016.

6. Consolidated Statements of Cash Flows for the years ended December 31, 2018, 2017 and 2016.


7. Notes to the Consolidated Financial Statements.

8. Financial Statement Schedules.


b. Exhibits


1. (i) Certification of Restated Resolutions of the Board of Directors of MetLife Investors USA Insurance Company authorizing the establishment of the Separate Account (adopted May 18, 2004) (3)


   (ii) Resolutions of the Board of Directors of MetLife Investors USA Insurance Company (including Agreement and Plan of Merger attached as Exhibit B to the resolutions) (adopted August 13,
               2014) (22)


   (iii) Resolutions of the Board of Directors of MetLife Insurance Company of Connecticut authorizing the establishment of the Separate Account (adopted September 17, 2014) (22)


2.             Not Applicable.


3. (i) (a)     Distribution and Principal Underwriting Agreement between
               MetLife Insurance Company of Connecticut and MetLife Investors
               Distribution Company (effective November 24, 2009) (7)


   (i) (b) Amendment to Distribution and Principal Underwriting Agreement between MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (dated August 18, 2014) (22)


   (i) (c) Amendment No. 2 to the Distribution and Principal Underwriting Agreement between MetLife Insurance Company USA and MetLife Investors Distribution Company (effective December 7, 2015).
               (23)


   (ii) Form of Enterprise Selling Agreement 09-12 (MetLife Investors Distribution Company Sales Agreement) (20)


   (iii) Principal Underwriting and Distribution Agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017) (25)

   (iv)        Form of Brighthouse Securities, LLC Sales Agreement (26)


4. (i) Individual Flexible Purchase Payment Deferred Variable Annuity Contract (7010 (11/00)) (1)


   (ii)        Death Benefit Rider - (Principal Protection) (Form 7015
               (11/00)) (1)


   (iii)       Death Benefit Rider - (Annual Step-Up) (Form 7017 (11/00)) (1)


   (iiv) Additional Death Benefit Rider - (Earnings Preservation Benefit) (Form 7019 (11/00)) (1)


   (v) Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider (Form 7021 (11/00)) (1)


   (vi)        Terminal Illness Rider (Form 7022 (11/00)) (1)


   (vii)       Unisex Annuity Rates Rider (Form 7027 (11/00)) (1)


   (viii) Endorsement (Name Change - effective March 1, 2001. MetLife Investors USA Insurance Company; formerly Security First Life Insurance Company) (2)


   (ix)        Individual Retirement Annuity Endorsement 8023.1 (9/02) (3)


   (x)         Roth Individual Retirement Annuity Endorsement 8024.1 (9/02)
               (3)


   (xi)        401(a)/403(a) Plan Endorsement 8025.1 (9/02) (3)


   (xii)       Tax Sheltered Annuity Endorsement 8026.1 (9/02) (3)


   (xiii)      Simple Individual Retirement Annuity Endorsement 8276 (9/02)
               (3)


   (xiv)       Guaranteed Withdrawal Benefit Rider MLIU-690-2 (11/05) (5)


   (xv) Form of Contract Schedule [GMIB II, GMIB III, GWB I, GWB Enhanced, GWB II, GWB III, GMAB] 8028-4 (11/05) (6)


   (xvi) Designated Beneficiary Non-Qualified Annuity Endorsement MLIU-NQ-1 (11/05)-I (6)


   (xvii) Lifetime Guaranteed Withdrawal Benefit Rider MLIU-690-3 (6/06) (LWG I) (8)


   (xviii)     Form of Contract Schedule [LWG I, et al.] 8028-5 (6/06) (8)


   (xvix)      Form of Contract Schedule [M & E] 8028-1 (2/07) - PEIV (4)


   (xx)        Fixed Account Rider 8012 (11/00) (9)


   (xxi)       Form of Tax-Sheltered Annuity Endorsement MLIU-398-3 (12/08)
               (10)


   (xxii) Merger Endorsement (effective November 14, 2014) (MetLife Investors USA Insurance Company merged into MetLife Insurance Company USA) 6-E118-14 (22)


   (xxiii)     Non-qualified Annuity Endorsement MLIU-NQ (11/04) - I (22)


   (xxiv) Brighthouse Life Insurance Company Name Change Endorsement (effective March 6, 2017) 5-E132-6 (25)


5.             Form of Variable Annuity Application 8401 (6/11) APPPE4 Nov 2014
               (22)


6. (i) Copy of Certificate of Incorporation of the Company and Certificate of Amendment (effective November 14, 2014) (22)


   (ii)        Copy of the Bylaws of the Company (22)


   (iii)       Copy of Certificate of Amendment of Certificate of
               Incorporation of the Company (effective December 6, 2016) (25)


   (iv)        Copy of Amended and Restated Bylaws of the Company (25)


7. (i) Amended and Restated Indemnity Retrocession Agreement Coverage effective as of October 1, 2005 between MetLife Insurance Company USA and Catalyst Re Ltd. (27)


   (ii) Notice of Final Adjusted Recapture Payment Amount in respect of the Amended and Restated Indemnity Retrocession Agreement, effective as of October 1, 2005 between MetLife Insurance Company USA and Catalyst Re Ltd. (effective July 31, 2015) (28)

8. (i) (a)     Participation Agreement Among Met Investors Series Trust, Met
               Investors Advisory, LLC, MetLife Investors Distribution Company,
               The Travelers Insurance Company and The Travelers Life and
               Annuity Company (effective 11-01-05) (11)


   (i) (b) First Amendment to Participation Agreement Among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut (effective 05-01-09) (12)


   (i) (c) Amendment to Participation Agreement in effect Among Met Investors Series Trust, MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut, et al. (effective 4-30-10) (12)


   (i) (d) Amendment to Participation Agreement with Met Investors Series Trust (effective November 17, 2014) (22)


   (ii)(a) Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company, MetLife Insurance Company of Connecticut (effective
               08-31-07) (13)


   (ii) (b) Amendment to Participation Agreement in effect Among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Investors Distribution Company and MetLife Insurance Company of Connecticut, et al. (effective 04-30-10) (12)


   (iii) (a)   Fund Participation Agreement Among The Travelers Insurance
               Company, The Travelers Life and Annuity Company, American
               Variable Insurance Series, American Funds Distributors, Inc. and
               Capital Research and Management Company (effective 10-01-99)
               (14)


   (iii) (b)   Amendment to the Participation Agreement between American Funds
               Insurance Series, Capital Research and Management Company and
               MetLife Insurance Company of Connecticut, et al. (effective
               04-30-10) (15)


   (iii) (c)   Amendment to the Participation Agreement with American Funds
               Insurance Series (effective November 17, 2014 (22)


   (iii) (d)   Eighth Amendment to the Participation Agreement between MetLife
               Insurance Company USA, American Funds Insurance Series, American
               Funds Distributors, Inc. and Capital Research and Management
               Company dated May 15, 2015. (23)


   (iii) (e)   Ninth Amendment to the Participation Agreement between MetLife
               Insurance Company USA, American Funds Insurance Series, American
               Funds Distributors, Inc. and Capital Research and Management
               Company dated November 19, 2014. (23)


   (iii) (f)   Tenth Amendment to Participation Agreement Among Brighthouse
               Life Insurance Company, American Funds Insurance Series,
               American Funds Distributors, Inc. and Capital Research and
               Management Company (effective March 6, 2017) (29)


   (iv) (a) Participation agreement Among AIM Variable Insurance Funds, A I M Distributors, Inc., The Travelers Insurance Company, The Travelers Life and Annuity Company and Travelers Distribution LLC (effective 10-1-00) and Amendments (effective 05-01-03, 03-31-05, 03-31-08) (14)


   (iv) (b) Amendment to Participation Agreement Among AIM Variable Insurance Funds, A I M Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective 04-30-10) (16)


   (iv) (c) Amendment to Participation Agreement Among AIM Variable Insurance Funds (Invesco Variable Insurance Funds) ("AVIF"), Invesco Distributors, Inc. and MetLife Insurance Company of Connecticut, et al. (effective 04-30-10) (16)


   (iv) (d) Amendment to Participation Agreement Among AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (effective November 17, 2014) (22)


   (iv) (e) Amendment to Participation Agreement Among AIM Variable Insurance Funds (Invesco Variable Insurance Funds, Invesco Distributors, Inc., Brighthouse Life Insurance Company and Brighthouse Securities, LLC (effective March 6, 2017) (29)


   (v) (a) Amended and Restated Participation Agreement Among Fidelity(R) Variable Insurance Products Fund, Fidelity Distributors Corporation and The Travelers Insurance Company (effective 05-01-01) and Amendments (effective 05-01-03 and 12-08-04) (14)

   (v) (b) Summary Prospectus Agreement Among Fidelity Distributors Corporation and MetLife Insurance Company of Connecticut, et al. (effective 04-30-10) (17)


   (v) (c) Amendment to Participation Agreement with Fidelity(R) Variable Insurance Products Funds (effective November 17, 2014) (22)


   (v) (d) Amendments to the Participation Agreement Among MetLife Insurance Company USA (formerly MetLife Insurance Company of Connecticut), Fidelity Variable Insurance Products Funds and Fidelity Distributors Corporation (effective June 1, 2015, April 28, 2008, May 16, 2007 and October 1, 2005) (24)


   (v) (e) Amended and Restated Participation Agreement Among Variable Insurance Products Funds, Fidelity Distributors Corporation and Brighthouse Life Insurance Company (effective March 6, 2017)
               (29)


   (vi) (a) Amended and Restated Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., The Travelers Insurance Company, The Travelers Life and Annuity Company and Travelers Distribution LLC (effective 05-01-04) and Amendment No. 1 (effective 05-02-05) (14)


   (vi) (b) Amendment No. 5 to the Amended and Restated Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective 10-05-10) (17)


   (vi) (c) Participation Agreement Addendum Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective 05-01-11) (12)


   (vi) (d) Amendment to the Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective 01-15-13) (18)


   (vi) (e) Amendment to the Participation Agreement with Franklin Templeton Variable Insurance Products Trust (effective November 17, 2014) (22)


   (vi) (f) Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., MetLife Insurance Company of Connecticut and MetLife Investors Distribution Company (effective August 1,
               2014). (23)


   (vi) (g) Participation Agreement Among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Brighthouse Life Insurance Company, Brighthouse Life Insurance Company of NY and Brighthouse Securities, LLC (effective March 6, 2017) (29)


   (vii) (a)   Participation Agreement Among Legg Mason Partners Variable
               Equity Trust, Legg Mason Partners Variable Income Trust, Legg
               Mason Investors Services, LLC, Legg Mason Partners Fund Advisor,
               LLC and MetLife Insurance Company of Connecticut (effective
               01-01-09) (14)


   (vii) (b)   Amendment to Participation Agreement Among Legg Mason Partners
               Variable Equity Trust, Legg Mason Partners Variable Income
               Trust, Legg Mason Investors Services, LLC, Legg Mason Partners
               Fund Advisor, LLC and MetLife Insurance Company of Connecticut, et al. (effective 04-30-10) (17)


   (vii) (c)   Amendment to Participation Agreement with Legg Mason Partners
               Variable Equity Trust and Legg Mason Partners Variable Income
               Trust (effective November 17, 2014) (22)


   (viii) (a)  Participation Agreement Among Oppenheimer Variable Account
               Funds, OppenheimerFunds, Inc., The Travelers Insurance Company and The Travelers Life and Annuity Company (effective 01-01-02 and Amendment Nos. 1-4 (effective 05-01-03, 05-03-04, 05-02-05,
               04-28-08) (14)


   (viii) (b)  Amendment to the Participation Agreement Among Oppenheimer
               Variable Account Funds, OppenheimerFunds, Inc., MetLife Insurance Company of Connecticut, et al. (effective 05-01-10)
               (19)


   (viii) (c)  Amendment to Participation Agreement with Oppenheimer Variable
               Account Funds (effective November 17, 2014) (22)


   (viii) (d)  Seventh Amendment to Participation Agreement among Brighthouse
               Life Insurance Company, Oppenheimer Variable Account Funds and OppenheimerFunds, Inc. (effective March 6, 2017) (30)

   (ix) (a) Participation Agreement Among Pioneer Variable Contracts Trust, The Travelers Insurance Company, The Travelers Life and Annuity Company, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (effective 01-01-02) and Amendment Nos. 1 and 2 (effective 05-02-03 and 04-28-08) (14)


   (ix) (b) Amendment No. 3 to the Participation Agreement Among Pioneer Variable Contracts Trust, MetLife Insurance Company of Connecticut, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. (effective 05-01-11) (21)


   (ix) (c) Amendment to Participation Agreement with Pioneer Variable Contracts Trust (effective November 17, 2014) (22)


   (x) Participation Agreement Among Brighthouse Funds Trust I, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6,
               2017) (25)


   (xi) Participation Agreement Among Brighthouse Funds Trust II, Brighthouse Investment Advisers, LLC, Brighthouse Securities, LLC and Brighthouse Life Insurance Company (effective March 6,
               2017) (25)


9.             Opinion of Counsel (22)


10. Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP) (Filed herewith.)


11.            Not Applicable.


12.            Not Applicable.



13. Powers of Attorney for Eric T. Steigerwalt, Myles J. Lambert, John L. Rosenthal, Conor E. Murphy and Lynn A. Dumais (Filed herewith.)


------------
(1) incorporated herein by reference to Registrant's Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on January 26, 2001.

(2) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 on Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 13, 2001.

(3) incorporated herein by reference to Registrant's Post-Effective Amendment No. 6 on Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on July 15, 2004.

(4) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4 (File Nos. 333-137968 and 811-03365) filed electronically on December 22, 2006.

(5) incorporated herein by reference to Registrant's Initial Registration Statement on Form N-4 (File Nos. 333-125753 and 811-03365) filed electronically on June 13, 2005.

(6) incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4/A (File Nos. 333-125753 and 811-03365) filed electronically on September 15, 2005.

(7) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-152199 and 811-21262) filed electronically on April 8, 2009.

(8) incorporated herein by reference to Registrant's Post-Effective Amendment No. 19 on Form N-4 (File Nos. 333-54464 and 811-03365) filed electronically on April 24, 2006.

(9) incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 on Form N-4 (File Nos. 333-54466 and 811-03365) filed electronically on April 16, 2007.

(10) incorporated herein by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-156648 and 811-03365) filed electronically on March 22, 2011.

(11) incorporated herein by reference to The Travelers Fund ABD for Variable Annuities' Post-Effective Amendment No. 14 to Form N-4 (File Nos. 033-65343 and 811-07465) filed electronically on April 6, 2006.

(12) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-152189 and 811-21262) filed electronically on April 4, 2012.

(13) incorporated herein by reference to MetLife of CT Separate Account Nine for Variable Annuities' Post-Effective Amendment No. 11 to Form N-4 (File Nos. 333-65926 and 811-09411) filed electronically on October 31, 2007.

(14) incorporated herein by reference to MetLife of CT Fund UL III for Variable Life's Post-Effective Amendment No. 15 to Form N-6 (File Nos. 333-71349 and 811-09215) filed electronically on April 9, 2009.

(15) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-152194 and 811-21262) filed electronically on April 5, 2011.

(16) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 21 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically on April 5, 2011.

(17) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 3 to Form N-4 (Files Nos. 333-152189 and 811-21262) filed electronically on April 5, 2011.

(18) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 23 to Form N-4 (Files Nos. 333-101778 and 811-21262) filed electronically on April 3, 2013.


(19) incorporated herein by reference to MetLife of CT Fund UL III for Variable Life's Post-Effective Amendment No. 18 to Form N-6 (File Nos. 333-71349 and 811-09215) filed electronically on April 5, 2012.


(20) incorporated herein by reference to Registrant's Post-Effective Amendment No. 12 to Form N-4 (File Nos. 333-176374 and 811-03365) filed electronically on April 10, 2013.


(21) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 22 to Form N-4 (Files Nos. 333-101778 and 811-21262) filed electronically on April 4, 2012.


(22) incorporated herein by reference to Registrant's Registration Statement on Form N-4 (File Nos. 333-200237 and 811-03365) filed electronically on November 17, 2014.


(23) incorporated herein by reference to MetLife of CT Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 26 to Form N-4 (Files Nos. 333-101778 and 811-21262) filed electronically on April 6, 2016.


(24) incorporated herein by reference to Exhibit 8(l)(iii) to Post-Effective Amendment No. 27 to Brighthouse Separate Account Eleven for Variable Annuities' Registration Statement on Form N-4, File Nos.
      333-101778/811-21262, filed on April 5, 2017.


(25) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on April 12, 2017.


(26) incorporated herein by reference to Registrant's Post-Effective Amendment No. 7 to Form N-4 (File Nos. 333-209053 and 811-03365) filed electronically on December 14, 2017.


(27) incorporated herein by reference to Registrant's Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-200253 and 811-03365) filed electronically on April 17, 2015.


(28) incorporated herein by reference to Registrant's Post-Effective Amendment No. 2 to Form N-4 (File Nos. 333-200253 and 811-03365) filed electronically on April 15, 2016.


(29) incorporated herein by reference to Brighthouse Separate Account Eleven for Variable Annuities' Post-Effective Amendment No. 29 to Form N-4 (File Nos. 333-101778 and 811-21262) filed electronically on April 25, 2018.


(30) incorporated herein by reference to Brighthouse Fund UL III for Variable Life Insurance's Post-Effective Amendment No. 25 to Form N-6 (File Nos. 333-71349 and 811-09215) filed electronically on April 25, 2018.




ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH DEPOSITOR
-------------------------------------   ---------------------------------------------------------------
Eric T. Steigerwalt                     Director, Chairman of the Board, President and Chief Executive
11225 North Community House Road        Officer
Charlotte, NC 28277





Myles Lambert                       Director and Vice President
11225 North Community House Road
Charlotte, NC 28277





Conor Murphy                        Director, Vice President and Interim Chief Financial Officer
11225 North Community House Road
Charlotte, NC 28277




John Rosenthal           Director, Vice President and Chief Investment Officer
334 Madison Avenue
Morristown, NJ 07960




Robert Allen                        Vice President and Chief Information Security Officer
11225 North Community House Road
Charlotte, NC 28277





D. Burt Arrington                   Vice President and Secretary
11225 North Community House Road
Charlotte, NC 28277

Kimberly Berwanger                  Vice President
11225 North Community House Road
Charlotte, NC 28277




David Chamberlin          Vice President
18205 Crane Nest Drive
Tampa, FL 33647





Jin Chang                           Vice President and Treasurer
11225 North Community House Road
Charlotte, NC 28277




Patrisha Cox                        Vice President
11225 North Community House Road
Charlotte, NC 28277



Ruth Damian                         Vice President
11225 North Community House Road
Charlotte, NC 28277




Christine DeBiase                   Vice President, General Counsel and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277




David Dooley             Vice President
334 Madison Avenue
Morristown, NJ 07960



Meghan Doscher                      Vice President
11225 North Community House Road
Charlotte, NC 28277




Lynn Dumais                         Vice President and Chief Accounting Officer
11225 North Community House Road
Charlotte, NC 28277




Tara Figard                         Vice President
11225 North Community House Road
Charlotte, NC 28277



Kevin Finneran                      Vice President and Illustration Officer
11225 North Community House Road
Charlotte, NC 28277



Jason Frain                         Vice President
11225 North Community House Road
Charlotte, NC 28277




Jeffrey Halperin                    Vice President and Chief Compliance Officer
11225 North Community House Road
Charlotte, NC 28277




James Hamalainen                    Vice President
11225 North Community House Road
Charlotte, NC 28277

Christopher Hartsfield              Vice President and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277




Jeffrey Hughes                      Vice President and Chief Technology Officer
11225 North Community House Road
Charlotte, NC 28277





Gregory Illson                      Vice President
11225 North Community House Road
Charlotte, NC 28277





Jacob Jenkelowitz      Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017




Donald Leintz                       Vice President
11225 North Community House Road
Charlotte, NC 28277



John Lima                Chief Derivatives Officer
334 Madison Avenue
Morristown, NJ 07960




Timothy McLinden                    Vice President
11225 North Community House Road
Charlotte, NC 28277





Janet Morgan                        Vice President, Treasury
11225 North Community House Road
Charlotte, NC 28277





Paul Scott Peterson                 Vice President, Treasury
11225 North Community House Road
Charlotte, NC 28277





Marc Pucci               Vice President
334 Madison Avenue
Morristown, NJ 07960





Matthew Quale                       Vice President
11225 North Community House Road
Charlotte, NC 28277





Kevin Rankin                        Vice President and Controller
11225 North Community House Road
Charlotte, NC 28277





Meredith Ratajczak                  Vice President and Appointed Actuary
11225 North Community House Road
Charlotte, NC 28277





Mark Reilly                         Vice President
11225 North Community House Road
Charlotte, NC 28277

Frans teGroen                       Vice President and Corporate Illustration Actuary
11225 North Community House Road
Charlotte, NC 28277





Roger Andrew Vigar                  Vice President
11225 North Community House Road
Charlotte, NC 28277





Michael Villella                    Vice President and Illustration Actuary
11225 North Community House Road
Charlotte, NC 28277





Mark Wessel                         Vice President
11225 North Community House Road
Charlotte, NC 28277





James Wiviott            Vice President
334 Madison Avenue
Morristown, NJ 07960





Natalie Wright                      Vice President
11225 North Community House Road
Charlotte, NC 28277





Phyllis Zanghi                      Vice President and Tax Director
11225 North Community House Road
Charlotte, NC 28277



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT



The Registrant is a separate account of Brighthouse Life Insurance Company ("BLIC" or the "Company") under Delaware insurance law. BLIC is an indirect subsidiary of Brighthouse Financial, Inc., a publicly traded company. The following outline indicates those entities that are controlled by Brighthouse Financial, Inc. or are under the common control of Brighthouse Financial, Inc. No person is controlled by the Registrant.



    ORGANIZATIONAL STRUCTURE OF BRIGHTHOUSE FINANCIAL, INC. AND SUBSIDIARIES

                            AS OF DECEMBER 31, 2018


The following is a list of subsidiaries of Brighthouse Financial, Inc. as of December 31, 2018.



That entity which is listed at the left margin (labeled with a capital letter) is a direct subsidiary of Brighthouse Financial, Inc. (DE)

Each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of Brighthouse Financial, Inc.

The voting securities of the subsidiaries listed are 100% owned by their respective parent corporations. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.



A.   Brighthouse Holdings, LLC (DE)
     1.   New England Life Insurance Company (MA)
     2.   Brighthouse Life Insurance Company (DE)
          a.        Brighthouse Reinsurance Company of Delaware (DE)
          b.        Brighthouse Life Insurance Company of NY (NY)
          c.        Brighthouse Connecticut Properties Ventures, LLC (DE)

         d.            Brighthouse Renewables Holdings, LLC (DE)
              (i.)         Greater Sandhill I, LLC (DE)
         e.            Daniel/Brighthouse Midtown Atlanta Master Limited Liability Company (DE)
              (i.)         1075 Peachtree LLC (DE)
         f.            Brighthouse Assignment Company (CT)
         g.            ML 1065 Hotel, LLC (DE)
         h.            TIC European Real Estate LP, LLC (DE)
         i.            Euro TL Investments LLC (DE)
         j.            TLA Holdings LLC (DE)
              (i.)         The Prospect Company (DE)
         k.            Euro T1 Investments LLC (DE)
         l.            TLA Holdings II LLC (DE)
    3.   Brighthouse Securities, LLC (DE)
    4.   Brighthouse Services, LLC (DE)
    5.   Brighthouse Investment Advisers, LLC (MA)


ITEM 27. NUMBER OF CONTRACT OWNERS


As of January 31, 2019, there were 372,162 owners of qualified contracts and 155,296 owners of non-qualified contracts offered by the Registrant (Brighthouse Separate Account A).



ITEM 28. INDEMNIFICATION

Pursuant to applicable provisions of Brighthouse Life Insurance Company's by-laws or internal corporate policies adopted by Brighthouse Life Insurance Company or Brighthouse Financial, Inc., its ultimate parent, the directors, officers and other controlling persons of Brighthouse Life Insurance Company and of Brighthouse Life Insurance Company's affiliate and the underwriter, Brighthouse Securities, LLC, who are made or threatened to be made a party to an action or proceeding, may be eligible to obtain indemnification against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees, incurred as a result of such action or proceeding. Under the principal underwriting agreement between Brighthouse Life Insurance Company and Brighthouse Securities, LLC the parties have agreed to indemnify each other against certain liabilities and expenses from legal proceedings arising out of Brighthouse Securities LLC's distribution of the Contracts.


Brighthouse Financial, Inc. also maintains directors and officers and professional liability insurance policies under which the Registrant, the Depositor and the Underwriter, as well as certain other Brighthouse subsidiaries, are covered. Brighthouse Financial, Inc. also has secured a financial institutions bond.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Company pursuant to the foregoing provisions, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS

(a) Brighthouse Securities, LLC is the principal underwriter for the following investment companies (including the Registrant):


Brighthouse Fund UL for Variable Life Insurance
Brighthouse Fund UL III for Variable Life Insurance
Brighthouse Funds Trust I
Brighthouse Funds Trust II
Brighthouse Separate Account A
Brighthouse Separate Account Eleven for Variable Annuities
Brighthouse Separate Account QPN for Variable Annuities
Brighthouse Variable Annuity Account B
Brighthouse Variable Annuity Account C
Brighthouse Variable Life Account A
Brighthouse Variable Life Account One
New England Variable Annuity Separate Account
New England Variable Life Separate Account

(b) Brighthouse Securities, LLC is the principal underwriter for the Contracts. The following persons are the officers and managers of Brighthouse Securities, LLC. The principal business address for Brighthouse Securities, LLC is 11225 North Community House Road, Charlotte, NC 28277.



NAME AND PRINCIPAL BUSINESS ADDRESS     POSITIONS AND OFFICES WITH UNDERWRITER
-------------------------------------   ---------------------------------------



Myles Lambert                       Manager, President and Chief Executive Officer
11225 North Community House Road
Charlotte, NC 28277



Philip Beaulieu                     Manager and Vice President
11225 North Community House Road
Charlotte, NC 28277




Melissa Cox                         Manager and Vice President
11225 North Community House Road
Charlotte, NC 28277





Michael Davis                       Manager and Vice President
11225 North Community House Road
Charlotte, NC 28277




Gerard Nigro                        Manager and Senior Vice President
11225 North Community House Road
Charlotte, NC 28277




Matthew Quale                       Manager and Vice President
11225 North Community House Road
Charlotte, NC 28277




Jeffrey Halperin                    Senior Vice President and Chief Compliance Officer
11225 North Community House Road
Charlotte, NC 28277



Phyllis Zanghi                      Senior Vice President and Tax Director
11225 North Community House Road
Charlotte, NC 28277




Donald Leintz                       Vice President
11225 North Community House Road
Charlotte, NC 28277

Christopher Hartsfield              Vice President and Assistant Secretary
11225 North Community House Road
Charlotte, NC 28277






Timothy McLinden                    Vice President
11225 North Community House Road
Charlotte, NC 28277



Janet Morgan                        Vice President
11225 North Community House Road
Charlotte, NC 28277





Jacob Jenkelowitz       Vice President and Assistant Secretary
285 Madison Avenue
New York, NY 10017



D. Burt Arrington                   Vice President and Secretary
11225 North Community House Road
Charlotte, NC 28277




Paul Scott Peterson                 Vice President, Treasurer and Chief Financial Officer
11225 North Community House Road
Charlotte, NC 28277





John Lima                     Chief Derivatives Officer
334 Madison Avenue Floor 3
Morristown, NJ 07960





Marc Pucci                     Vice President
334 Madison Avenue, Floor 3
Morristown, NJ 07960





James Wiviott                  Vice President
334 Madison Avenue, Floor 3
Morristown, NJ 07960


(c) Compensation to the Distributor. The following aggregate amount of commissions and other compensation was received by the Distributor, directly or indirectly, from the Registrant and the other separate accounts of the Depositor, which also issue variable annuity contracts, during their last fiscal year:




                                            (2)
                                     NET UNDERWRITING        (3)            (4)           (5)
                (1)                    DISCOUNTS AND     COMPENSATION    BROKERAGE       OTHER
   NAME OF PRINCIPAL UNDERWRITER        COMMISSIONS     ON REDEMPTION   COMMISSIONS   COMPENSATION
----------------------------------- ------------------ --------------- ------------- -------------
 Brighthouse Securities, LLC........$604,739,251       $0              $0            $0



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Omitted.


ITEM 31. MANAGEMENT SERVICES

Pursuant to a transitional services agreement, the amount paid by Brighthouse Services, LLC on behalf of BLIC to MetLife Services and Solutions, LLC for the provision of certain administrative and recordkeeping services relating to the Contracts and other contracts and policies issued by BLIC for the period ended December 31, 2018 was $17,566,025.


ITEM 32. UNDERTAKINGS

a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.


b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.


c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.



                                REPRESENTATIONS

Brighthouse Life Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

The Company hereby represents that it is relying upon the Securities and Exchange Commission No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;


2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;


3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
       Section 403(b)(11) to the attention of the potential participants;


4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf, in the city of Charlotte, and state of North Carolina, on the 10th day of April, 2019.


   BRIGHTHOUSE SEPARATE ACCOUNT A
   (Registrant)
   By:   BRIGHTHOUSE LIFE INSURANCE COMPANY
   By:   /s/ Gregory E. Illson
         -----------------------------------
         Gregory E. Illson
         Vice President



   By:   BRIGHTHOUSE LIFE INSURANCE COMPANY
         (Depositor)
   By:   /s/ Gregory E. Illson
         -----------------------------------
         Gregory E. Illson
         Vice President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on April 10, 2019.


/s/ Eric T. Steigerwalt*           Chairman of the Board, President, Chief Executive Officer
-------------------------------    and a Director
Eric T. Steigerwalt

/s/ Myles J. Lambert*              Director and Vice President
-------------------------------
Myles J. Lambert

/s/ John L. Rosenthal*             Director, Vice President and Chief Investment Officer
-------------------------------
John L. Rosenthal

/s/ Conor E. Murphy*               Director, Vice President and Interim Chief Financial
-------------------------------    Officer
Conor E. Murphy

/s/ Lynn A. Dumais*                Vice President and Chief Accounting Officer

-------------------------------
Lynn A. Dumais



   *By:   /s/ Michele H. Abate
          -----------------------------------
          Michele H. Abate, Attorney-In-Fact
          April 10, 2019

* Brighthouse Life Insurance Company. Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                               INDEX TO EXHIBITS

10 Consent of Independent Registered Public Accounting Firm (Deloitte & Touche LLP)

13        Powers of Attorney